UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company 200 Clarendon Street, Boston, MA	02116-5021
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2012

Date of reporting period: October 31, 2012

Item 1.	Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.18%

AUSTRALIA — 9.09%
Abacus Property Group	1,715	$3,699
Acrux Ltd.	943	3,168
Adelaide Brighton Ltd.	2,834	9,316
AGL Energy Ltd.	3,067	46,242
Ainsworth Game Technology Ltd.[a]	476	1,175
Alesco Corp. Ltd.	965	1,941
Alkane Resources Ltd.[a]	1,770	1,560
ALS Ltd.	1,917	18,427
Alumina Ltd.	14,016	14,025
Amcor Ltd.	6,812	55,803
AMP Ltd.	16,429	78,195
Ansell Ltd.	750	12,132
APA Group	3,717	19,888
APN News & Media Ltd.	4,403	1,689
Aquarius Platinum Ltd.	3,020	1,801
Aquila Resources Ltd.[a]	1,041	2,904
ARB Corp. Ltd.	386	4,111
Ardent Leisure Group	2,558	3,753
Aristocrat Leisure Ltd.	2,519	7,366
Arrium Ltd.	7,909	6,438
Asciano Group	5,482	25,922
Aspen Group Ltd.	10,345	1,824
ASX Ltd.	980	30,181
Atlas Iron Ltd.	4,803	7,645
Aurora Oil and Gas Ltd.[a]	2,273	9,216
Ausdrill Ltd.	1,475	4,359
Ausenco Ltd.	653	2,140
Austin Engineering Ltd.	480	2,155
Australand Property Group	1,414	4,428
Australia and New Zealand Banking Group Ltd.	15,145	399,682
Australian Agricultural Co. Ltd.[a]	1,859	2,506
Automotive Holdings Group	1,070	3,539
AWE Ltd.	3,095	4,268
Bank of Queensland Ltd.	1,565	12,301
Bathurst Resources Ltd.[a]	4,313	1,945
Beach Energy Ltd.	7,110	10,174
Beadell Resources Ltd.[a]	3,869	3,892
Bendigo and Adelaide Bank Ltd.	2,222	18,617
BHP Billiton Ltd.	18,235	647,626
Billabong International Ltd.	2,548	2,338
BlueScope Steel Ltd.[a]	19,221	9,467
Boart Longyear Group	2,734	4,139
Boral Ltd.	4,335	16,138
Bradken Ltd.	1,006	5,153
Brambles Ltd.	8,805	66,286
Buru Energy Ltd.[a]	1,149	3,312
BWP Trust	2,735	5,927
Cabcharge Australia Ltd.	777	4,770
Caltex Australia Ltd.	773	13,659
Cardno Ltd.	811	6,761
carsales.com Ltd.	1,124	8,695
Centro Retail Australia	6,820	15,205
CFS Retail Property Trust Group	10,841	21,977
Challenger Diversified Property Group	1,025	2,732
Challenger Ltd.	3,028	10,142
Charter Hall Group	1,236	4,089

Security	Shares	Value

Charter Hall Retail REIT	1,596	$6,008
Coalspur Mines Ltd.[a]	2,461	2,399
Coca-Cola Amatil Ltd.	3,243	45,230
Cochlear Ltd.	320	23,623
Commonwealth Bank of Australia	8,996	538,715
Commonwealth Property Office Fund	13,423	15,033
Computershare Ltd.	2,517	22,681
Consolidated Media Holdings Ltd.	1,078	3,834
Crown Ltd.	2,229	22,466
CSL Ltd.	2,892	142,446
CSR Ltd.	3,127	5,674
Cudeco Ltd.[a]	747	3,617
David Jones Ltd.	3,037	8,408
Decmil Group Ltd.	932	2,503
Dexus Property Group	25,217	25,757
Discovery Metals Ltd.[a]	2,428	4,356
Downer EDI Ltd.[a]	2,473	9,206
Drillsearch Energy Ltd.[a]	2,072	3,255
DUET Group	6,443	13,963
DuluxGroup Ltd.	2,329	8,549
Echo Entertainment Group Ltd.	4,156	15,127
Emeco Holdings Ltd.	4,482	3,230
Energy Resources of Australia Ltd.[a]	1,190	1,740
Energy World Corp. Ltd.[a]	5,567	2,107
Envestra Ltd.	5,257	4,933
Evolution Mining Ltd.[a]	2,654	5,490
Fairfax Media Ltd.	13,808	5,656
FKP Property Group	8,989	2,069
Fleetwood Corp. Ltd.	387	4,133
FlexiGroup Ltd.	987	4,053
Flight Centre Ltd.	310	8,551
Fortescue Metals Group Ltd.	7,965	33,698
G.U.D Holdings Ltd.	523	4,550
Gindalbie Metals Ltd.[a]	6,640	2,375
Goodman Fielder Ltd.[a]	11,427	6,932
Goodman Group	8,654	39,754
GPT Group	7,729	28,532
GrainCorp Ltd. Class A	1,243	15,815
Gryphon Minerals Ltd.[a]	2,195	1,775
GWA Group Ltd.	1,693	3,063
Harvey Norman Holdings Ltd.	3,071	6,066
Hills Industries Ltd.	2,078	1,638
Horizon Oil Ltd.[a]	6,797	2,749
iiNET Ltd.	920	3,969
Iluka Resources Ltd.	2,369	24,369
Imdex Ltd.	1,480	2,056
Incitec Pivot Ltd.	9,208	30,172
Independence Group NL	1,331	5,507
Indophil Resources NLa	5,936	1,723
Industrea Ltd.	2,272	2,969
Insurance Australia Group Ltd.	11,700	55,687
Integra Mining Ltd.[a]	5,527	3,095
Intrepid Mines Ltd.[a]	3,655	1,289
Investa Office Fund	3,428	10,557
Invocare Ltd.	643	5,874
IOOF Holdings Ltd.	1,082	7,091
Iress Ltd.	651	5,171
James Hardie Industries SE	2,483	23,765
JB Hi-Fi Ltd.	587	6,239
Karoon Gas Australia Ltd.[a]	1,028	5,948
Kingsgate Consolidated Ltd.	747	4,253
Kingsrose Mining Ltd.	1,342	1,357
Leighton Holdings Ltd.	862	16,000
Lend Lease Group	3,000	26,971
Linc Energy Ltd.[a]	2,266	1,292

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

Lynas Corp. Ltd.[a]	9,950	$7,532
M2 Telecommunications Group Ltd.	777	3,086
Macquarie Atlas Roads Group[a]	2,536	4,063
Macquarie Group Ltd.	1,876	62,056
Maverick Drilling & Exploration Ltd.[a]	1,147	1,231
McMillan Shakespeare Ltd.	315	4,214
Mermaid Marine Australia Ltd.	1,322	4,442
Mesoblast Ltd.[a]	752	4,499
Metcash Ltd.	4,850	18,407
Miclyn Express Offshore Ltd.	732	1,685
Mincor Resources NL	1,755	2,175
Mineral Deposits Ltd.[a]	506	2,571
Mineral Resources Ltd.	723	6,508
Mirabela Nickel Ltd.[a]	4,530	2,114
Mirvac Group	18,821	29,372
Monadelphous Group Ltd.	467	10,218
Mount Gibson Iron Ltd.	4,106	3,002
Myer Holdings Ltd.	3,398	6,889
National Australia Bank Ltd.	12,658	338,512
Navitas Ltd.	1,084	4,631
Newcrest Mining Ltd.	4,322	118,451
Northern Star Resources Ltd.	1,837	2,448
NRW Holdings Ltd.	1,445	3,072
Nufarm Ltd.	1,030	6,141
Orica Ltd.	2,067	53,842
Origin Energy Ltd.	6,183	72,834
OZ Minerals Ltd.	1,779	15,108
Pacific Brands Ltd.	5,662	3,640
Paladin Energy Ltd.[a]	4,515	5,314
PanAust Ltd.	2,821	9,741
Perpetual Ltd.	230	6,664
Perseus Mining Ltd.[a]	2,637	7,000
Pharmaxis Ltd.[a]	2,018	2,699
Platinum Asset Management Ltd.	1,251	4,722
Premier Investments Ltd.	551	3,520
Primary Health Care Ltd.	2,743	11,065
Programmed Maintenance Services Ltd.	1,041	2,234
Qantas Airways Ltd.[a]	6,438	8,879
QBE Insurance Group Ltd.	6,684	91,350
QR National Ltd.	9,592	37,200
Qube Logistics Holdings Ltd.	2,862	4,600
Ramsay Health Care Ltd.	743	18,306
REA Group Ltd.	326	5,831
Red Fork Energy Ltd.[a]	2,472	1,769
Regis Resources Ltd.[a]	1,666	9,277
Reject Shop Ltd. (The)	203	2,991
Resolute Mining Ltd.	3,717	7,362
Rio Tinto Ltd.	2,468	145,720
Roc Oil Co. Ltd.[a]	4,989	2,225
SAI Global Ltd.	1,300	5,473
Sandfire Resources NLa	618	5,402
Santos Ltd.	5,387	64,295
Saracen Mineral Holdings Ltd.[a]	3,765	1,952
Seek Ltd.	1,750	12,140
Senex Energy Ltd.[a]	4,937	3,788
Seven West Media Ltd.	3,641	4,587
Sigma Pharmaceuticals Ltd.	6,885	4,819
Silex Systems Ltd.[a]	679	2,450
Silver Lake Resources Ltd.[a]	1,104	4,018
Sims Metal Management Ltd.	962	9,397
Skilled Group Ltd.	1,128	3,111
SMS Management & Technology Ltd.	516	2,665
Sonic Healthcare Ltd.	2,084	28,093
Southern Cross Media Group Ltd.	3,541	3,819
SP AusNet	9,716	10,680

Security	Shares	Value

Spark Infrastructure Group	7,240	$12,688
St Barbara Ltd.[a]	2,818	5,537
Starpharma Holdings Ltd.[a]	1,572	2,649
Stockland Corp. Ltd.	12,538	44,984
STW Communications Group Ltd.	2,484	2,602
Suncorp Group Ltd.	7,294	71,097
Super Retail Group Ltd.	799	7,465
Sydney Airport	2,124	7,466
Tabcorp Holdings Ltd.	4,069	11,983
Tatts Group Ltd.	7,512	21,811
Telstra Corp. Ltd.	24,626	105,719
Ten Network Holdings Ltd.	6,846	1,988
Toll Holdings Ltd.	3,849	17,721
TPG Telecom Ltd.	1,511	3,745
Transfield Services Ltd.	2,855	4,707
Transpacific Industries Group Ltd.[a]	5,116	4,058
Transurban Group	7,370	46,465
Treasury Wine Estates Ltd.	3,662	18,759
Troy Resources Ltd.	522	2,393
UGL Ltd.	976	10,809
Wesfarmers Ltd.	5,687	205,043
Western Areas NL	823	3,738
Westfield Group	12,130	134,084
Westfield Retail Trust	16,029	51,526
Westpac Banking Corp.	17,266	456,730
Whitehaven Coal Ltd.	2,635	8,334
Woodside Petroleum Ltd.	3,722	132,768
Woolworths Ltd.	6,954	212,074
WorleyParsons Ltd.	1,164	29,777
Wotif.com Holdings Ltd.	673	3,245

		6,033,822
AUSTRIA — 0.37%
AMAG Austria Metall AGb	89	2,469
Andritz AG	420	25,291
Atrium European Real Estate Ltd.	1,173	6,629
BWT AG	95	1,959
CA Immobilien Anlagen AG	431	5,335
conwert Immobilien Invest SE	395	4,576
Erste Group Bank AGa	1,239	31,106
EVN AG	259	3,662
Flughafen Wien AG	56	2,537
IMMOFINANZ AG	5,275	20,369
Kapsch TrafficCom AG	35	2,040
Lenzing AG	63	5,600
Mayr-Melnhof Karton AG	55	5,439
Oesterreichische Post AG	198	7,625
OMV AG	854	31,206
Palfinger AG	83	1,668
Raiffeisen International Bank Holding AG	283	11,313
RHI AG	146	4,124
S IMMO AG	381	2,432
Schoeller-Bleckmann Oilfield Equipment AG	66	6,367
Semperit AG Holding	67	2,823
Strabag SE	143	3,590
Telekom Austria AG	1,290	8,124
Verbund AG	407	9,469
Vienna Insurance Group AG	238	10,217
voestalpine AG	633	19,932
Wienerberger AG	720	5,161
Zumtobel AG	188	2,008

		243,071

2

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

BELGIUM — 1.16%
Ablynx NVa	225	$1,516
Ackermans & van Haaren NV	134	10,894
Ageas	1,319	33,559
Agfa-Gevaert NVa	1,306	2,132
Anheuser-Busch InBev NV	4,543	379,759
Arseus NV	140	2,621
Barco NV	63	4,327
Befimmo SCA	91	5,542
Bekaert NV	226	6,167
Belgacom SA	851	24,866
Cofinimmo SA	85	9,664
Colruyt SA	425	19,407
Compagnie d’Entreprises CFE SA	56	2,755
Delhaize Group SA	571	21,823
Econocom Group SA	352	2,445
Elia System Operator SA	170	6,944
EVS Broadcast Equipment SA	79	4,577
Galapagos NVa	132	2,684
GIMV NV	115	5,557
Groupe Bruxelles Lambert SA	461	34,026
KBC Ancora SCA[a]	200	1,977
KBC Groep NV	912	21,402
Kinepolis Group NV	30	2,993
Melexis NV	126	1,990
Mobistar SA	176	4,655
Nyrstar NV	853	4,963
SA D’Ieteren NV	127	6,139
SIPEF NV	38	2,893
Solvay SA	336	40,387
Telenet Group Holding NV	322	14,760
Tessenderlo Chemie NV	148	4,286
ThromboGenics NVa	192	9,183
UCB SA	624	36,386
Umicore SA	640	32,837
Warehouses De Pauw SCA	63	3,451

		769,567

DENMARK — 1.24%
A.P. Moeller-Maersk A/S Class A	3	19,866
A.P. Moeller-Maersk A/S Class B	7	48,834
ALK-Abello A/S	46	3,061
Alm. Brand A/Sa	684	1,699
Auriga Industries A/S Class Ba	148	2,198
Bang & Olufsen A/S Class Ba	235	2,898
Bavarian Nordic A/Sa	209	1,906
Carlsberg A/S Class B	605	52,181
Christian Hansen Holding A/S	517	16,202
Coloplast A/S Class B	128	28,061
D/S Norden A/S	161	4,251
Danske Bank A/Sa	3,697	57,800
DSV A/S	1,075	24,164
East Asiatic Co. Ltd. A/S	110	2,121
FLSmidth & Co. A/S	305	18,014
Genmab A/Sa	224	3,121
GN Store Nord A/S	1,052	16,484
Jyske Bank A/S Registered[a]	389	11,859
NKT Holding A/S	145	4,851
Novo Nordisk A/S Class B	2,303	371,058
Novozymes A/S Class B	1,382	38,172
Pandora A/S	335	5,319
Rockwool International A/S Class B	49	4,605

Security	Shares	Value

Royal Unibrew A/S	62	$4,933
Schouw & Co. A/S	108	2,467
SimCorp A/S	26	5,686
Solar Holdings A/S Class B	44	2,725
Sydbank A/Sa	422	7,719
TDC A/S	2,795	19,251
Topdanmark A/Sa	59	11,971
TrygVesta A/S	141	9,210
United International Enterprises Ltd.	18	3,064
Vestas Wind Systems A/Sa	1,176	6,809
William Demant Holding A/Sa	150	12,898

		825,458

FINLAND — 0.85%
Amer Sports OYJ Class A	639	9,042
Cargotec Corp. OYJ Class B	211	4,634
Citycon OYJ	1,176	3,840
Cramo OYJ	191	1,935
Elisa OYJ	794	17,017
Fortum OYJ	2,523	46,653
Huhtamaki OYJ	489	8,269
Kemira OYJ	585	7,755
Kesko OYJ Class B	356	11,141
Kone OYJ Class B	884	63,288
Konecranes OYJ	273	8,632
Metsa Board OYJ[a]	1,005	3,008
Metso OYJ	726	25,466
Neste Oil OYJ	738	9,224
Nokia OYJ	21,231	57,168
Nokian Renkaat OYJ	635	26,331
Oriola-KD OYJ Class B	694	1,880
Orion OYJ Class B	543	13,425
Outokumpu OYJ[a]	5,551	4,697
Outotec OYJ	248	12,073
PKC Group OYJ	110	1,996
Pohjola Bank PLC Class A	792	10,776
Ramirent OYJ	381	2,844
Rautaruukki OYJ	502	3,177
Sampo OYJ Class A	2,370	74,258
Sanoma OYJ	493	4,791
Sponda OYJ	1,364	6,045
Stockmann OYJ Abp Class B	177	3,326
Stora Enso OYJ Class R	3,134	19,769
Technopolis OYJ	425	1,933
Tieto OYJ	347	6,655
Tikkurila OYJ	208	3,940
UPM-Kymmene OYJ	2,979	31,885
Uponor OYJ	319	3,596
Vacon OYJ	57	2,917
Wartsila OYJ Abp	953	38,541
YIT OYJ	617	12,129

		564,056

FRANCE — 8.67%
AB Science SAa	111	2,588
ABC Arbitrage	432	3,465
Accor SA	818	25,513
Aeroports de Paris	156	12,058
Air France-KLM[a]	803	6,706
Alcatel-Lucent[a]	13,251	13,479
ALSTOM	1,159	39,573
Altamir Amboise SCA	314	2,816
ALTEN	147	4,622

3

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

Altran Technologies SAa	624	$4,193
ANF Immobilier	59	2,544
Aperam	296	4,286
APRIL	104	1,837
ArcelorMittal	5,332	78,972
Arkema SA	350	31,901
Assystem	135	2,503
Atos SA	301	20,208
AXA SA	9,962	158,326
Beneteau SA	225	2,247
BNP Paribas SA	5,469	275,036
Bonduelle SCA	30	2,760
BOURBON SA	230	6,205
Bouygues SA	1,048	25,198
Bull[a]	701	2,044
Bureau Veritas SA	308	32,699
Cap Gemini SA	826	34,711
Carrefour SA	3,251	78,524
Casino Guichard-Perrachon SA	304	26,543
CFAO SA	201	9,693
Christian Dior SA	306	43,914
Ciments Francais SA	40	2,434
Club Mediterranee SAa	158	2,508
CNP Assurances SA	811	11,455
Compagnie de Saint-Gobain	2,224	78,358
Compagnie Generale de Geophysique-Veritas[a]	891	29,106
Compagnie Generale des Etablissements Michelin Class B	1,010	86,718
Compagnie Plastic Omnium SA	155	4,286
Credit Agricole Nord de France	149	2,261
Credit Agricole SAa	5,643	42,469
Danone SA	3,259	200,276
Dassault Systemes SA	343	36,130
Derichebourg	671	1,895
Edenred SA	950	27,482
Eiffage SA	197	6,766
Electricite de France SA	1,356	28,685
Essilor International SA	1,125	101,388
Esso SA Francaise	21	1,502
Etablissements Maurel et Prom	468	6,513
Euler Hermes SA	71	4,893
Eurazeo	168	7,688
Eurofins Scientific SA	47	7,266
European Aeronautic Defence and Space Co. NV	2,343	83,218
Eutelsat Communications SA	742	23,749
Faiveley Transport SA	45	2,510
Faurecia	286	4,292
FFP	47	1,665
Fimalac SA	51	2,274
Fonciere des Regions	138	11,090
France Telecom SA	10,407	116,001
GameLoft SAa	469	3,209
GDF Suez	7,205	165,298
Gecina SA	117	12,953
Gemalto NV	451	40,686
GL Events SA	86	1,896
Groupe Eurotunnel SA Registered	3,116	23,685
Groupe Steria SCA	175	2,824
Havas SA	1,439	7,272
Icade	123	11,066
Iliad SA	124	19,097
Imerys SA	188	10,559
Ingenico SA	207	10,955
Ipsen SA	166	4,281
Ipsos SA	231	8,115
JCDecaux SA	379	8,020

Security	Shares	Value

Klepierre	536	$19,868
L’Air Liquide SA	1,756	207,064
L’Oreal SA	1,357	172,798
Lafarge SA	1,053	61,647
Lagardere SCA	664	18,142
Legrand SA	1,320	50,835
LISI	26	1,725
LVMH Moet Hennessy Louis Vuitton SA	1,432	232,690
M6-Metropole Television	338	4,711
Maurel & Prom Nigeria[a]	704	1,770
Medica SA	239	4,271
Mercialys	122	2,559
Mersen	105	2,654
Natixis	5,164	16,916
Naturex	40	2,799
Neopost SA	187	10,234
Nexans SA	124	5,276
Nexity	164	5,051
NRJ Group	216	1,450
Orpea SA	146	5,966
PagesJaunes Groupe SAa	911	1,656
Parrot SAa	63	2,185
Pernod Ricard SA	1,190	128,032
PPR SA	423	74,353
PSA Peugeot Citroen SAa	1,315	8,411
Publicis Groupe SA	995	53,591
Rallye SA	121	3,686
Remy Cointreau SA	122	12,650
Renault SA	1,076	48,117
Rexel SA	597	10,803
Rubis SCA	163	9,940
SA des Ciments Vicat	88	4,739
Safran SA	1,289	51,269
Saft Groupe SA	179	3,979
Sanofi	6,704	589,155
Sartorius Stedim Biotech SA	31	2,801
Schneider Electric SA	2,943	183,946
SCOR SE	891	23,772
SEB SA	123	8,001
Sechilienne-Sidec	162	2,773
SES SA Class A FDR	1,762	48,746
Societe BIC SA	156	19,018
Societe d’Edition Canal Plus	554	3,324
Societe de la Tour Eiffel	46	2,537
Societe Generale[a]	3,942	125,275
Societe Immobiliere de Location pour l’Industrie et le Commerce	55	6,165
Societe Television Francaise 1	673	5,781
Sodexo	517	39,774
Soitec SAa	738	2,217
Sopra Group SA	36	1,698
Stallergenes SA	31	1,800
STMicroelectronics NV	3,620	21,282
Suez Environnement SA	1,571	16,679
Technicolor SA Registered[a]	1,703	4,305
Technip SA	561	63,171
Teleperformance SA	325	9,825
Tessi SA	23	2,146
Thales SA	498	17,510
Total SA	11,998	603,535
Ubisoft Entertainment SAa	530	4,924
Unibail-Rodamco SE	507	114,214
Valeo SA	396	17,395
Vallourec SA	580	23,851
Veolia Environnement	1,903	18,832
Vilmorin & Cie	23	2,732

4

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

Vinci SA	2,589	$114,551
Virbac SA	23	4,009
Vivendi SA	7,251	148,313
Wendel	184	16,211
Zodiac Aerospace	187	19,138

		5,751,201

GERMANY — 7.75%
Aareal Bank AGa	279	5,983
Adidas AG	1,180	100,504
ADVA Optical Networking SEa	302	1,694
AIXTRON AG	552	7,267
Allianz SE Registered	2,571	318,692
Alstria Office REIT AG	355	4,286
Aurelius AG	41	2,092
Aurubis AG	190	12,010
Axel Springer AG	230	9,862
Balda AG	290	1,904
BASF SE	5,191	430,025
Bauer AG	81	1,751
Bayer AG Registered	4,674	406,941
Bayerische Motoren Werke AG	1,892	150,654
BayWa AG Registered	87	3,940
Bechtle AG	87	3,281
Beiersdorf AG	571	41,516
Bertrandt AG	32	2,677
Bilfinger Berger SE	246	24,064
Borussia Dortmund GmbH & Co. KGaA[a]	400	1,330
Brenntag AG	289	36,415
Carl Zeiss Meditec AG Bearer	192	5,264
Celesio AG	482	9,328
Cewe Color Holding AG	50	2,204
Comdirect Bank AG	226	2,220
Commerzbank AGa	20,549	39,355
Continental AG	453	45,393
CTS Eventim AG	138	4,095
Daimler AG Registered	5,123	239,148
Delticom AG	31	1,741
Deutsche Bank AG Registered	5,253	238,035
Deutsche Beteiligungs AG	101	2,551
Deutsche Boerse AG	1,087	58,820
Deutsche EuroShop AG	239	9,771
Deutsche Lufthansa AG Registered	1,303	19,907
Deutsche Post AG Registered	4,755	94,241
Deutsche Telekom AG Registered	15,858	181,014
Deutsche Wohnen AG Bearer	771	14,127
DEUTZ AGa	563	2,466
Dialog Semiconductor PLC[a]	349	6,937
DIC Asset AG	192	1,791
Douglas Holding AG	123	6,004
Draegerwerk AG & Co. KGaA	17	1,369
Drillisch AG	269	3,311
Duerr AG	67	5,015
E.ON AG	10,178	231,197
ElringKlinger AG	192	5,329
Evotec AGa	628	2,248
Fraport AG	205	12,018
Freenet AG	532	8,793
Fresenius Medical Care AG & Co. KGaA	1,184	83,140
Fresenius SE & Co. KGaA	698	79,593
Fuchs Petrolub AG	106	6,600
GAGFAH SAa	510	5,796
GEA Group AG	989	30,872
Gerresheimer AG	182	9,028

Security	Shares	Value

Gerry Weber International AG	133	$6,035
Gesco AG	27	2,283
GFK SE	99	4,507
Gildemeister AG	294	5,442
Grammer AG	95	1,847
GSW Immobilien AG	268	11,024
H&R AG	122	2,010
Hamborner REIT AG	311	2,861
Hamburger Hafen und Logistik AG	148	3,593
Hannover Rueckversicherung AG Registered	332	23,347
HeidelbergCement AG	795	42,123
Heidelberger Druckmaschinen AGa	1,431	2,145
Henkel AG & Co. KGaA	764	49,420
Hochtief AGa	176	8,726
Hugo Boss AG	138	13,810
Indus Holding AG	141	3,549
Infineon Technologies AG	6,096	41,471
IVG Immobilien AGa	856	2,124
Jenoptik AG	300	2,839
K+S AG Registered	969	45,831
Kabel Deutschland Holding AG	501	36,089
Kloeckner & Co. SEa	589	5,333
Kontron AG	364	1,711
Krones AG	77	4,539
KUKA AGa	163	4,885
KWS Saat AG	13	3,727
Lanxess AG	469	38,731
LEONI AG	194	6,462
Linde AG	1,045	175,696
MAN SE	240	24,198
Merck KGaA	362	46,251
METRO AG	725	20,879
MLP AG	294	1,887
MorphoSys AGa	129	4,380
MTU Aero Engines Holding AG	277	23,252
Muenchener Rueckversicherungs-Gesellschaft AG Registered	1,010	162,286
Nemetschek AG	40	1,783
Nordex SEa	428	1,494
NORMA Group AG	125	3,453
Pfeiffer Vacuum Technology AG	59	6,017
PSI AG	79	1,510
QIAGEN NVa	1,326	23,033
QSC AG	656	1,786
Rational AG	20	5,056
Rheinmetall AG	226	10,781
RWE AG	2,794	127,640
SAF-Holland SAa	302	1,957
Salzgitter AG	225	9,734
SAP AG	5,204	378,976
SGL Carbon SE	199	7,940
Siemens AG Registered	4,650	467,215
Sixt AG	93	1,729
Sky Deutschland AGa	2,246	9,773
Software AG	367	14,700
Stada Arzneimittel AG	337	10,197
STRATEC Biomedical AG	49	2,067
Suedzucker AG	369	14,294
Symrise AG	632	22,713
TAG Immobilien AG	530	6,114
Takkt AG	121	1,553
ThyssenKrupp AG	2,188	49,772
Tipp24 SEa	33	1,625
Tom Tailor Holding AG	100	2,129
TUI AGa	787	7,374
United Internet AG Registered	563	11,260

5

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

Volkswagen AG	175	$34,105
Vossloh AG	34	3,426
Wacker Chemie AG	89	5,026
Wacker Neuson SE	146	1,988
Wincor Nixdorf AG	175	7,780
Wirecard AG	600	13,707

		5,140,609
GREECE — 0.15%
Alpha Bank AEa	2,916	6,801
Bank of Cyprus PLC[a]	9,758	4,122
Coca-Cola Hellenic Bottling Co. SA	1,140	24,374
EFG Eurobank Ergasias SAa	1,920	2,239
Ellaktor SAa	730	1,428
Folli Follie Group[a]	180	2,451
Hellenic Exchanges SA	420	1,872
Hellenic Petroleum SA	458	3,585
Hellenic Telecommunications Organization SAa	1,419	6,252
Intralot SA	650	1,306
Jumbo SA	550	3,635
Marfin Investment Group Holdings SAa	4,074	1,805
Metka SA	145	1,317
Motor Oil (Hellas) Corinth Refineries SA	321	2,791
Mytilineos Holdings SAa	498	2,259
National Bank of Greece SAa	5,457	12,657
OPAP SA	1,279	8,171
Piraeus Bank SAa	6,275	3,383
Public Power Corp. SAa	680	3,895
Titan Cement Co. SAa	300	5,582
Viohalco Hellenic Copper and Aluminum Industry SAa	510	2,194

		102,119
HONG KONG — 3.11%
AAC Technologies Holdings Inc.	4,000	14,297
AIA Group Ltd.	58,000	229,753
ASM Pacific Technology Ltd.	1,100	12,263
Bank of East Asia Ltd. (The)	7,800	28,935
BOC Hong Kong (Holdings) Ltd.	21,000	64,625
Brightoil Petroleum (Holdings) Ltd.	14,000	2,818
Cafe de Coral Holdings Ltd.	2,000	5,923
Cathay Pacific Airways Ltd.	7,000	12,681
Champion REIT	12,000	5,636
Cheung Kong (Holdings) Ltd.	8,000	118,193
Cheung Kong Infrastructure Holdings Ltd.	3,000	17,574
Chow Sang Sang Holdings International Ltd.	2,000	4,268
CK Life Sciences International (Holdings) Inc.	18,000	1,417
CLP Holdings Ltd.	10,500	89,554
CST Mining Group Ltd.[a]	120,000	1,703
Dah Sing Banking Group Ltd.	2,400	2,400
Dah Sing Financial Holdings Ltd.	800	3,076
Emperor International Holdings Ltd.	4,000	960
Emperor Watch & Jewellery Ltd.	20,000	1,910
Esprit Holdings Ltd.	7,200	9,365
First Pacific Co. Ltd.	12,000	13,362
Foxconn International Holdings Ltd.[a]	12,000	4,181
G-Resources Group Ltd.[a]	90,000	4,297
Galaxy Entertainment Group Ltd.[a]	8,000	27,509
Giordano International Ltd.	8,000	6,648
Great Eagle Holdings Ltd.	2,000	5,935
Hang Lung Group Ltd.	5,000	29,613
Hang Lung Properties Ltd.	13,000	45,206
Hang Seng Bank Ltd.	4,400	67,561
Henderson Land Development Co. Ltd.	5,000	34,645

Security	Shares	Value

HKR International Ltd.	4,000	$1,920
Hong Kong and China Gas Co. Ltd. (The)	30,000	79,741
Hong Kong Exchanges and Clearing Ltd.	5,800	95,718
Hopewell Holdings Ltd.	3,500	12,623
Hutchison Telecommunications Hong Kong Holdings Ltd.	8,000	3,324
Hutchison Whampoa Ltd.	12,000	118,064
Hysan Development Co. Ltd.	4,000	17,677
I.T Ltd.	4,000	1,590
Johnson Electric Holdings Ltd.	8,000	5,141
K. Wah International Holdings Ltd.	5,000	2,271
Kerry Properties Ltd.	4,000	19,845
Kowloon Development Co. Ltd.	2,000	2,302
Lai Sun Development Co. Ltd.[a]	63,000	1,553
Li & Fung Ltd.	34,000	57,032
Lifestyle International Holdings Ltd.	3,000	6,410
Link REIT (The)	12,500	62,177
Luk Fook Holdings International Ltd.	2,000	5,027
Man Wah Holdings Ltd.	2,000	1,231
Melco International Development Ltd.	5,000	4,845
MGM China Holdings Ltd.	5,600	10,116
Midland Holdings Ltd.	4,000	2,018
MTR Corp. Ltd.	8,500	33,232
New World Development Co. Ltd.	21,000	32,462
Newocean Energy Holdings Ltd.	6,000	2,307
NWS Holdings Ltd.	8,000	12,077
Orient Overseas International Ltd.	1,500	9,484
Pacific Basin Shipping Ltd.	8,000	4,284
Pacific Textile Holdings Ltd.	2,000	1,324
PCCW Ltd.	22,000	8,885
Pico Far East Holdings Ltd.	6,000	1,471
Power Assets Holdings Ltd.	8,000	68,025
Prosperity REIT	9,000	2,578
Regal Hotels International Holdings Ltd.	4,000	1,760
Regal REIT	6,000	1,634
Sa Sa International Holdings Ltd.	6,000	4,126
Sands China Ltd.	13,600	51,153
Shangri-La Asia Ltd.	8,000	15,484
Shun Tak Holdings Ltd.	10,000	3,987
Singamas Container Holdings Ltd.	6,000	1,517
Sino Land Co. Ltd.	16,000	28,655
SITC International Holdings Co. Ltd.	6,000	1,595
SJM Holdings Ltd.	11,000	23,959
SmarTone Telecommunications Holding Ltd.	2,000	4,041
SOCAM Development Ltd.	2,000	2,077
Stella International Holdings Ltd.	2,500	6,581
Sun Hung Kai Properties Ltd.	9,000	125,302
Sunlight REIT	6,000	2,454
Swire Pacific Ltd. Class A	4,000	47,458
Techtronic Industries Co. Ltd.	7,500	14,284
Television Broadcasts Ltd.	1,000	7,452
Texwinca Holdings Ltd.	4,000	3,185
Trinity Ltd.	6,000	4,204
United Laboratories International Holdings Ltd. (The)[a]	4,000	2,137
Value Partners Group Ltd.	4,000	2,183
Vitasoy International Holdings Ltd.	4,000	3,799
VTech Holdings Ltd.	1,000	11,877
Wharf (Holdings) Ltd. (The)	9,000	61,606
Wheelock and Co. Ltd.	5,000	21,871
Wing Hang Bank Ltd.	1,000	10,606
Wynn Macau Ltd.	8,800	24,924
Xinyi Glass Holdings Co. Ltd.	10,000	5,613
Yue Yuen Industrial (Holdings) Ltd.	4,000	13,806

		2,062,392

6

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

IRELAND — 0.37%
Aer Lingus Group PLC	1,221	$1,630
Bank of Ireland[a]	135,265	15,950
C&C Group PLC	1,835	8,783
CRH PLC	4,069	75,715
DCC PLC	453	12,940
Elan Corp. PLC[a]	2,802	30,935
Glanbia PLC	719	6,820
Grafton Group PLC	1,137	4,968
Irish Continental Group PLC	72	1,754
Kerry Group PLC Class A	830	43,418
Kingspan Group PLC	723	7,551
Paddy Power PLC	236	17,413
Smurfit Kappa Group PLC	885	9,748
United Drug PLC	1,612	5,869

		243,494
ISRAEL — 0.65%
Alony Hetz Properties & Investments Ltd.	526	2,638
Babylon Ltd.	194	1,600
Bank Hapoalim Ltd.[a]	6,174	24,243
Bank Leumi le-Israel BMa	7,336	23,596
Bezeq The Israel Telecommunication Corp. Ltd.	11,076	13,498
Cellcom Israel Ltd.	344	3,071
Clal Insurance Enterprises Holdings Ltd.	155	2,111
Delek Automotive Systems Ltd.	242	1,512
Delek Group Ltd. (The)	28	5,321
Elbit Systems Ltd.	154	5,421
First International Bank of Israel Ltd.[a]	181	2,150
Frutarom	299	3,217
Gazit Globe Ltd.	484	5,369
Given Imaging Ltd.[a]	136	2,457
Harel Insurance Investments & Financial Services Ltd.	77	2,903
Israel Chemicals Ltd.	2,592	32,415
Israel Corp. Ltd. (The)	13	8,831
Israel Discount Bank Ltd. Class Aa	4,915	6,931
Ituran Location and Control Ltd.	198	2,469
Mellanox Technologies Ltd.[a]	203	15,394
Migdal Insurance & Financial Holdings Ltd.	1,953	2,634
Mizrahi Tefahot Bank Ltd.[a]	785	7,120
NICE Systems Ltd.[a]	351	11,606
Nitsba Holdings (1995) Ltd.[a]	264	2,092
Oil Refineries Ltd.[a]	6,467	3,113
Ormat Industries Ltd.	405	2,152
Osem Investment Ltd.	246	3,712
Partner Communications Co. Ltd.	544	3,178
Paz Oil Co. Ltd.	31	4,081
Retalix Ltd.[a]	128	2,524
Shikun & Binui Ltd.	1,559	2,599
Strauss Group Ltd.[a]	273	3,083
Teva Pharmaceutical Industries Ltd.	5,345	217,032

		430,073
ITALY — 2.31%
A2A SpA	7,634	3,753
ACEA SpA	366	2,011
Amplifon SpA	566	2,620
Ansaldo STS SpA	570	4,631
Assicurazioni Generali SpA	6,634	107,798
Astaldi SpA	342	2,198
Atlantia SpA	1,893	31,226

Security	Shares	Value

Autogrill SpA	665	$6,795
Autostrada Torino-Milano SpA	210	2,102
Azimut Holding SpA	636	8,052
Banca Carige SpA	5,713	5,263
Banca Generali SpA	314	4,614
Banca Monte dei Paschi di Siena SpA[a]	36,843	10,169
Banca Piccolo Credito Valtellinese Scrl	2,379	3,779
Banca Popolare dell’Emilia Romagna Scrl	1,908	11,324
Banca Popolare di Milano Scrl[a]	17,542	9,654
Banca Popolare di Sondrio Scrl	1,753	9,995
Banco Popolare Scrl[a]	10,050	16,018
Beni Stabili SpA	5,858	3,292
Brembo SpA	203	2,070
Buzzi Unicem SpA	511	6,062
CIR SpA	2,470	2,821
Credito Emiliano SpA	536	2,582
Danieli & C. Officine Meccaniche SpA	285	6,007
Davide Campari-Milano SpA	1,676	13,595
De’Longhi SpA	227	3,021
DiaSorin SpA	132	4,428
Enel Green Power SpA	10,076	17,130
Enel SpA	37,348	140,347
Eni SpA	14,402	330,506
ERG SpA	373	2,697
Exor SpA	374	9,634
Fiat Industrial SpA	4,871	52,735
Fiat SpA[a]	4,974	24,234
Finmeccanica SpA[a]	2,319	11,485
Fondiaria-Sai SpA[a]	3,103	4,037
Gemina SpA[a]	2,419	2,315
Geox SpA	537	1,529
Hera SpA	2,192	3,693
Impregilo SpA	1,577	6,355
Interpump Group SpA	394	2,992
Intesa Sanpaolo SpA	57,317	92,022
Intesa Sanpaolo SpA RNC	5,032	6,638
Iren SpA	3,017	1,702
Italcementi SpA	629	3,179
Lottomatica Group SpA	293	6,284
Luxottica Group SpA	677	25,747
Marr SpA	209	1,970
Mediaset SpA	4,224	7,389
Mediobanca SpA	2,960	16,861
Mediolanum SpA	1,310	6,417
Milano Assicurazioni SpA[a]	4,429	1,885
Piaggio & C. SpA	1,066	2,615
Pirelli & C. SpA	1,365	15,804
Prysmian SpA	1,170	22,499
RCS MediaGroup SpA[a]	982	1,793
Recordati SpA	600	4,801
Safilo Group SpA[a]	218	1,838
Saipem SpA	1,510	67,818
Salvatore Ferragamo Italia SpA	248	5,036
Saras SpA[a]	2,129	2,844
Snam SpA	9,749	43,128
Societa Cattolica di Assicurazioni Scrl[a]	245	3,819
Societa Iniziative Autostradali e Servizi SpA	366	3,045
Sorin SpA[a]	1,667	3,912
Telecom Italia SpA	54,104	49,812
Telecom Italia SpA RNC	33,052	26,383
Tenaris SA	2,696	50,411
Terna SpA	7,503	28,195
Tod’s SpA	71	8,303
Trevi Finanziaria Industriale SpA	259	1,745
UniCredit SpA[a]	22,943	101,259

7

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

Unione di Banche Italiane ScpA	4,883	$19,185
Unipol Gruppo Finanziario SpA[a]	1,145	2,503
Yoox SpA[a]	245	3,705

		1,536,116
JAPAN — 20.42%
77 Bank Ltd. (The)	2,000	7,607
ABC-MART Inc.	200	8,758
Access Co. Ltd.[a]	2	1,339
Accordia Golf Co. Ltd.	6	4,264
Adeka Corp.	500	3,766
Aderans Co. Ltd.[a]	200	2,612
Advance Residence Investment Corp.	6	12,986
Advantest Corp.	900	11,350
AEON Co. Ltd.	3,400	37,050
AEON Credit Service Co. Ltd.	400	8,477
AEON Delight Co. Ltd.	100	2,054
AEON Mall Co. Ltd.	400	10,364
Ai Holdings Corp.	300	1,907
Aica Kogyo Co. Ltd.	300	5,071
Aichi Steel Corp.	1,000	3,716
Aida Engineering Ltd.	300	1,903
AIFUL Corp.[a]	950	2,603
Air Water Inc.	1,000	12,511
Aisin Seiki Co. Ltd.	1,100	31,955
Ajinomoto Co. Inc.	4,000	61,003
Akebono Brake Industry Co. Ltd.	500	2,152
Alfresa Holdings Corp.	200	9,033
All Nippon Airways Co. Ltd.	7,000	14,800
Alpen Co. Ltd.	100	1,832
Alpine Electronics Inc.	300	2,601
Alps Electric Co. Ltd.	900	5,303
Amada Co. Ltd.	2,000	10,134
Amano Corp.	400	3,278
Anritsu Corp.	1,000	12,536
Aoki Holdings Inc.	100	2,219
Aomori Bank Ltd. (The)	1,000	2,965
Aoyama Trading Co. Ltd.	300	5,919
Aozora Bank Ltd.	3,000	8,445
Arcs Co. Ltd.	200	4,214
Ariake Japan Co. Ltd.	100	2,129
Arnest One Corp.	300	4,448
Asahi Co. Ltd.	100	1,504
Asahi Diamond Industrial Co. Ltd.	300	2,650
Asahi Glass Co. Ltd.	6,000	40,686
Asahi Group Holdings Ltd.	2,200	50,066
Asahi Holdings Inc.	100	1,684
Asahi Intecc Co. Ltd.	100	2,964
Asahi Kasei Corp.	7,000	38,446
Asatsu-DK Inc.	200	4,584
ASICS Corp.	900	13,050
Askul Corp.	100	1,500
Astellas Pharma Inc.	2,500	124,015
Atom Corp.	200	1,011
Autobacs Seven Co. Ltd.	100	4,097
Avex Group Holdings Inc.	200	3,948
Awa Bank Ltd. (The)	1,000	5,968
Axell Corp.	100	2,451
Azbil Corp.	400	8,172
Bando Chemical Industries Ltd.	1,000	3,040
Bank of Iwate Ltd. (The)	100	4,629
Bank of Kyoto Ltd. (The)	2,000	17,165
Bank of Nagoya Ltd. (The)	1,000	3,415
Bank of Okinawa Ltd. (The)	100	4,154

Security	Shares	Value

Bank of Saga Ltd. (The)	1,000	$2,189
Bank of the Ryukyus Ltd.	300	3,765
Bank of Yokohama Ltd. (The)	7,000	32,141
Benesse Holdings Inc.	400	19,242
BIC Camera Inc.	4	1,952
BML Inc.	100	2,511
Bridgestone Corp.	3,700	86,054
Brother Industries Ltd.	1,400	13,172
Calbee Inc.	100	9,171
Calsonic Kansei Corp.	1,000	4,041
Canon Electronics Inc.	100	2,104
Canon Inc.	6,400	206,421
Canon Marketing Japan Inc.	300	4,365
Capcom Co. Ltd.	300	5,709
Casio Computer Co. Ltd.	1,300	9,921
Cawachi Ltd.	100	2,129
Central Glass Co. Ltd.	1,000	2,890
Central Japan Railway Co.	800	68,760
Century Tokyo Leasing Corp.	300	5,945
Chiba Bank Ltd. (The)	4,000	23,320
Chiyoda Co. Ltd.	100	2,857
Chiyoda Corp.	1,000	16,114
Chofu Seisakusho Co. Ltd.	100	2,298
Chubu Electric Power Co. Inc.	3,700	38,097
Chugai Pharmaceutical Co. Ltd.	1,300	26,316
Chugoku Bank Ltd. (The)	1,000	13,737
Chugoku Electric Power Co. Inc. (The)	1,700	18,248
Citizen Holdings Co. Ltd.	1,500	7,600
CKD Corp.	300	1,528
Coca-Cola Central Japan Co. Ltd.	200	2,455
Coca-Cola West Co. Ltd.	400	6,120
cocokara fine Inc.	100	3,363
Colowide Co. Ltd.	500	4,423
COMSYS Holdings Corp.	600	7,957
Cosel Co. Ltd.	200	2,580
Cosmo Oil Co. Ltd.	3,000	5,330
CREATE HOLDINGS Co. Ltd.	100	2,659
Credit Saison Co. Ltd.	900	19,739
CyberAgent Inc.	3	5,990
Dai Nippon Printing Co. Ltd.	3,000	21,206
Dai-ichi Life Insurance Co. Ltd. (The)	48	55,248
Daibiru Corp.	300	2,428
Daicel Corp.	2,000	11,985
Daido Steel Co. Ltd.	2,000	8,658
Daiei Inc. (The)[a]	950	1,795
Daifuku Co. Ltd.	500	2,496
Daihatsu Motor Co. Ltd.	1,000	17,490
Daihen Corp.	1,000	2,677
Daiichi Sankyo Co. Ltd.	3,800	58,001
Daiichikosho Co. Ltd.	300	7,413
Daikin Industries Ltd.	1,300	35,911
Daikyo Inc.	2,000	5,330
Dainippon Screen Manufacturing Co. Ltd.	1,000	6,043
Dainippon Sumitomo Pharma Co. Ltd.	900	10,325
Daiseki Co. Ltd.	300	4,042
Daishi Bank Ltd. (The)	2,000	6,606
Daito Trust Construction Co. Ltd.	400	40,335
Daiwa House Industry Co. Ltd.	3,000	45,377
Daiwa Office Investment Corp.	1	3,298
Daiwa Securities Group Inc.	9,000	35,806
Daiwabo Holdings Co. Ltd.	2,000	3,703
Daiwahouse Residential Investment Corp.	1	7,869
DCM Holdings Co. Ltd.	400	2,722
Dena Co. Ltd.	600	18,699
Denki Kagaku Kogyo K.K.	3,000	9,233

8

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

Denso Corp.	2,800	$87,542
Dentsu Inc.	1,000	23,558
DIC Corp.	4,000	7,356
Digital Garage Inc.	1	1,929
DISCO Corp.	100	4,923
Don Quijote Co. Ltd.	300	11,804
Doshisha Co. Ltd.	100	2,780
Doutor Nichires Holdings Co. Ltd.	200	2,515
Dowa Holdings Co. Ltd.	1,000	6,656
Dr. Ci:Labo Co. Ltd.	1	3,213
DTS Corp.	200	2,755
Duskin Co. Ltd.	300	5,690
eAccess Ltd.	11	5,553
Earth Chemical Co. Ltd.	100	3,708
East Japan Railway Co.	1,900	130,264
Ebara Corp.	2,000	7,832
EDION Corp.	400	1,706
Eighteenth Bank Ltd. (The)	1,000	2,615
Eisai Co. Ltd.	1,400	62,267
Eizo Nanao Corp.	100	1,566
Electric Power Development Co. Ltd.	700	17,892
Enplas Corp.	100	3,564
EPS Co. Ltd.	1	2,979
Exedy Corp.	200	3,873
FamilyMart Co. Ltd.	300	14,525
Fancl Corp.	300	3,220
FANUC Corp.	1,100	174,916
Fast Retailing Co. Ltd.	300	66,733
FCC Co. Ltd.	200	3,591
Fields Corp.	100	1,436
Foster Electric Co. Ltd.	200	2,905
FP Corp.	100	7,507
France Bed Holdings Co. Ltd.	1,000	2,114
Frontier Real Estate Investment Corp.	1	8,820
Fuji Co. Ltd.	100	2,106
Fuji Electric Co. Ltd.	3,000	6,080
Fuji Heavy Industries Ltd.	3,000	28,788
Fuji Machine Manufacturing Co. Ltd.	200	2,825
Fuji Oil Co. Ltd.	400	5,315
Fuji Seal International Inc.	200	4,254
Fuji Soft Inc.	100	2,118
FUJIFILM Holdings Corp.	2,600	43,783
Fujikura Ltd.	2,000	5,555
Fujimi Inc.	100	1,947
Fujitsu Ltd.	11,000	42,249
Fujiya Co. Ltd.[a]	1,000	2,477
Fukuoka Financial Group Inc.	4,000	15,614
Fukuoka REIT Corp.	1	7,507
Fukuyama Transporting Co. Ltd.	1,000	5,242
Funai Electric Co. Ltd.	100	1,349
Furukawa Co. Ltd.[a]	3,000	2,665
Furukawa Electric Co. Ltd.[a]	4,000	7,957
Futaba Corp.	200	2,357
Fuyo General Lease Co. Ltd.	100	2,795
Geo Holdings Corp.	2	2,244
Global One Real Estate Investment Corp. Ltd.	1	5,993
Glory Ltd.	400	9,698
GMO Internet Inc.	300	2,094
Goldcrest Co. Ltd.	100	1,503
Gree Inc.	500	8,708
Growell Holdings Co. Ltd.	100	3,668
GS Yuasa Corp.	2,000	7,807
Gunma Bank Ltd. (The)	2,000	9,633
Gunze Ltd.	1,000	2,502
H.I.S. Co. Ltd.	100	3,020

Security	Shares	Value

H2O Retailing Corp.	1,000	$10,271
Hachijuni Bank Ltd. (The)	2,000	10,309
HAJIME CONSTRUCTION Co. Ltd.	100	3,145
Hakuhodo DY Holdings Inc.	140	8,372
Hamamatsu Photonics K.K.	400	13,837
Hankyu Hanshin Holdings Inc.	6,000	33,179
Hankyu REIT Inc.	1	4,998
Hanwa Co. Ltd.	1,000	3,491
Haseko Corp.[a]	7,500	4,785
Heiwa Corp.	200	3,138
Heiwa Real Estate Co. Ltd.	300	3,502
Heiwa Real Estate REIT Inc.	3	2,076
Heiwado Co. Ltd.	200	2,782
Hibiya Engineering Ltd.	200	2,254
Higashi-Nippon Bank Ltd. (The)	1,000	2,152
Higo Bank Ltd. (The)	1,000	5,893
Hikari Tsushin Inc.	100	5,517
Hino Motors Ltd.	2,000	15,413
Hirose Electric Co. Ltd.	200	21,369
Hisamitsu Pharmaceutical Co. Inc.	400	20,668
Hitachi Cable Ltd.[a]	1,000	1,314
Hitachi Capital Corp.	300	5,750
Hitachi Chemical Co. Ltd.	600	8,445
Hitachi Construction Machinery Co. Ltd.	600	9,841
Hitachi High-Technologies Corp.	400	8,743
Hitachi Koki Co. Ltd.	400	2,862
Hitachi Ltd.	26,000	137,595
Hitachi Metals Ltd.	1,000	9,346
Hitachi Transport System Ltd.	300	4,493
Hitachi Zosen Corp.	4,000	5,004
Hogy Medical Co. Ltd.	100	5,117
Hokkaido Electric Power Co. Inc.	1,100	9,042
Hokkoku Bank Ltd. (The)	2,000	7,206
Hokuetsu Bank Ltd. (The)	1,000	1,914
Hokuetsu Kishu Paper Co. Ltd.	500	2,558
Hokuriku Electric Power Co.	1,000	9,921
Hokuto Corp.	200	3,993
Honda Motor Co. Ltd.	9,200	275,091
Honeys Co. Ltd.	100	1,590
HORIBA Ltd.	200	5,442
Hoshizaki Electric Co. Ltd.	200	5,437
Hosiden Corp.	400	2,167
House Foods Corp.	400	6,451
Hoya Corp.	2,500	50,544
Hulic Co. Ltd.[a]	1,300	10,295
Hyakugo Bank Ltd. (The)	1,000	4,366
Hyakujushi Bank Ltd. (The)	1,000	3,916
IBIDEN Co. Ltd.	700	8,801
IBJ Leasing Co. Ltd.	100	2,521
Ichibanya Co. Ltd.	100	3,207
IDEC Corp.	300	2,353
Idemitsu Kosan Co. Ltd.	100	8,595
IHI Corp.	8,000	16,815
Iino Kaiun Kaisha Ltd.	600	1,712
Inaba Denki Sangyo Co. Ltd.	100	2,727
Inabata & Co. Ltd.	300	1,937
Industrial & Infrastructure Fund Investment Corp.	1	7,707
INPEX Corp.	12	68,310
Internet Initiative Japan Inc.	100	2,609
Iseki & Co. Ltd.	1,000	2,289
Isetan Mitsukoshi Holdings Ltd.	2,000	19,542
Ishihara Sangyo Kaisha Ltd.[a]	3,000	2,327
Isuzu Motors Ltd.	7,000	36,957
IT Holdings Corp.	400	4,974
ITO EN Ltd.	300	5,637

9

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

ITOCHU Corp.	8,500	$84,968
Itochu Enex Co. Ltd.	300	1,565
Itochu Techno-Solutions Corp.	100	5,167
Itoham Foods Inc.	1,000	3,991
Iwatani Corp.	1,000	3,916
Iyo Bank Ltd. (The)	1,000	7,719
Izumi Co. Ltd.	300	7,278
J Trust Co. Ltd.	100	1,470
J-Oil Mills Inc.	1,000	2,590
J. Front Retailing Co. Ltd.	3,000	15,576
Jaccs Co. Ltd.	1,000	4,254
JAFCO Co. Ltd.	200	4,534
Japan Airlines Co. Ltd.[a]	300	14,262
Japan Airport Terminal Co. Ltd.	200	2,172
Japan Excellent Inc.	1	5,530
Japan Hotel REIT Investment Corp.	10	2,816
Japan Logistics Fund Inc.	1	9,120
Japan Petroleum Exploration Co. Ltd.	200	7,519
Japan Prime Realty Investment Corp.	4	12,026
Japan Pulp & Paper Co. Ltd.	1,000	2,978
Japan Real Estate Investment Corp.	3	29,989
Japan Rental Housing Investments Inc.	4	2,415
Japan Retail Fund Investment Corp.	12	21,844
Japan Securities Finance Co. Ltd.	600	2,740
Japan Steel Works Ltd. (The)	2,000	11,835
Japan Tobacco Inc.	5,100	140,756
JFE Holdings Inc.	2,800	39,409
JGC Corp.	1,000	34,343
Joyo Bank Ltd. (The)	4,000	19,317
JSP Corp.	200	2,582
JSR Corp.	1,000	17,115
JTEKT Corp.	1,300	9,759
Jupiter Telecommunications Co. Ltd.	12	16,289
Juroku Bank Ltd. (The)	2,000	6,481
JVC Kenwood Corp.	700	2,478
JX Holdings Inc.	12,700	67,528
K’s Holdings Corp.	300	8,021
kabu.com Securities Co. Ltd.	600	1,651
Kadokawa Group Holdings Inc.	100	3,071
Kagome Co. Ltd.	400	8,147
Kagoshima Bank Ltd. (The)	1,000	6,368
Kajima Corp.	5,000	13,825
Kakaku.com Inc.	200	6,843
Kamigumi Co. Ltd.	1,000	8,057
Kaneka Corp.	2,000	9,734
Kanematsu Corp.[a]	3,000	3,528
Kansai Electric Power Co. Inc. (The)	4,300	33,031
Kansai Paint Co. Ltd.	1,000	10,747
Kansai Urban Banking Corp.	2,000	2,452
Kao Corp.	3,000	84,149
Kappa Create Co. Ltd.	100	2,152
Kasumi Co. Ltd.	300	1,955
Kato Sangyo Co. Ltd.	100	1,808
Kawasaki Heavy Industries Ltd.	8,000	16,414
Kawasaki Kisen Kaisha Ltd.[a]	5,000	6,318
Kayaba Industry Co. Ltd.	1,000	3,591
KDDI Corp.	1,500	116,352
Keihin Corp.	300	3,611
Keikyu Corp.	3,000	28,225
Keio Corp.	3,000	22,745
Keisei Electric Railway Co. Ltd.	2,000	18,316
Keiyo Bank Ltd. (The)	1,000	4,379
Kenedix Inc.[a]	15	1,942
Kenedix Realty Investment Corp.	2	6,826
Kewpie Corp.	600	9,886

Security	Shares	Value

KEY Coffee Inc.	200	$3,883
Keyence Corp.	300	79,495
Kikkoman Corp.	1,000	13,262
Kinden Corp.	1,000	6,255
Kintetsu Corp.	9,000	35,243
Kintetsu World Express Inc.	100	2,812
Kirin Holdings Co. Ltd.	5,000	62,680
Kisoji Co. Ltd.	200	4,096
Kissei Pharmaceutical Co. Ltd.	200	3,403
Kitz Corp.	500	2,108
Kiyo Holdings Inc.	4,000	5,455
Koa Corp.	200	1,561
Kobayashi Pharmaceutical Co. Ltd.	200	10,547
Kobe Steel Ltd.	15,000	13,136
Kohnan Shoji Co. Ltd.	200	2,420
Koito Manufacturing Co. Ltd.	1,000	12,398
Kokuyo Co. Ltd.	600	4,654
Komatsu Ltd.	5,300	110,867
Komeri Co. Ltd.	200	4,822
Komori Corp.	400	2,092
Konami Corp.	600	13,730
Konica Minolta Holdings Inc.	2,500	16,577
Kose Corp.	200	4,311
Kubota Corp.	6,000	61,254
Kurabo Industries Ltd.	2,000	3,078
Kuraray Co. Ltd.	2,000	23,195
Kureha Corp.	1,000	3,878
Kurita Water Industries Ltd.	700	15,869
Kuroda Electric Co. Ltd.	300	3,374
Kyocera Corp.	900	78,932
Kyoei Steel Ltd.	100	1,556
Kyokuto Kaihatsu Kogyo Co. Ltd.	300	2,492
KYORIN Holdings Inc.	300	6,336
Kyoritsu Maintenance Co. Ltd.	100	2,137
Kyowa Exeo Corp.	500	5,236
Kyowa Hakko Kirin Co. Ltd.	1,000	10,622
Kyushu Electric Power Co. Inc.	2,400	18,166
Lawson Inc.	300	22,032
Leopalace21 Corp.[a]	700	2,102
Lintec Corp.	300	5,176
Lion Corp.	1,000	5,768
LIXIL Group Corp.	1,500	33,123
M3 Inc.	4	7,677
Mabuchi Motor Co. Ltd.	200	8,457
Macromill Inc.	200	2,442
Maeda Corp.	1,000	4,416
Makino Milling Machine Co. Ltd.	1,000	4,692
Makita Corp.	600	23,683
Mandom Corp.	100	2,637
Mani Inc.	100	3,703
Mars Engineering Corp.	100	2,380
Marubeni Corp.	9,000	58,213
Marudai Food Co. Ltd.	1,000	3,503
Maruha Nichiro Holdings Inc.	3,000	4,917
Marui Group Co. Ltd.	1,300	9,336
Maruichi Steel Tube Ltd.	300	6,230
MARUWA Co. Ltd.	100	2,940
Matsui Securities Co. Ltd.	500	3,365
Matsumotokiyoshi Co. Ltd.	200	4,809
Matsuya Co. Ltd.[a]	200	2,094
Mazda Motor Corp.[a]	15,000	17,828
McDonald’s Holdings Co. (Japan) Ltd.	400	11,100
Medipal Holdings Corp.	800	10,169
Megachips Corp.	100	2,229
Megane Top Co. Ltd.	200	2,297

10

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

MEGMILK SNOW BRAND Co. Ltd.	300	$5,059
Meidensha Corp.	1,000	3,516
Meiji Holdings Co. Ltd.	400	18,291
Meitec Corp.	200	4,399
Melco Holdings Inc.	100	2,086
Message Co. Ltd.	1	3,083
MID REIT Inc.	1	2,622
Mikuni Coca-Cola Bottling Co. Ltd.	300	2,488
Milbon Co. Ltd.	100	3,229
Minato Bank Ltd. (The)	1,000	1,789
Minebea Co. Ltd.	2,000	6,556
Ministop Co. Ltd.	100	1,685
Miraca Holdings Inc.	300	12,667
MIRAIT Holdings Corp.	400	3,238
Misawa Homes Co. Ltd.	200	2,935
Misumi Group Inc.	500	12,254
Mitsubishi Chemical Holdings Corp.	7,500	29,651
Mitsubishi Corp.	8,000	142,625
Mitsubishi Electric Corp.	11,000	82,022
Mitsubishi Estate Co. Ltd.	7,000	138,283
Mitsubishi Gas Chemical Co. Inc.	2,000	9,859
Mitsubishi Heavy Industries Ltd.	17,000	71,463
Mitsubishi Logistics Corp.	1,000	12,874
Mitsubishi Materials Corp.	6,000	17,415
Mitsubishi Motors Corp.[a]	22,000	18,992
Mitsubishi Paper Mills Ltd.[a]	3,000	2,552
Mitsubishi Pencil Co. Ltd.	100	1,765
Mitsubishi Shokuhin Co. Ltd.	100	2,433
Mitsubishi Steel Manufacturing Co. Ltd.	1,000	1,701
Mitsubishi Tanabe Pharma Corp.	1,300	18,720
Mitsubishi UFJ Financial Group Inc.	71,900	324,733
Mitsubishi UFJ Lease & Finance Co. Ltd.	320	13,772
Mitsui & Co. Ltd.	9,800	137,933
Mitsui Chemicals Inc.	5,000	10,322
Mitsui Engineering & Shipbuilding Co. Ltd.	4,000	4,804
Mitsui Fudosan Co. Ltd.	5,000	100,901
Mitsui Mining & Smelting Co. Ltd.	3,000	6,343
Mitsui O.S.K. Lines Ltd.	6,000	14,338
Mitsui Sugar Co. Ltd.	1,000	3,215
Mitsui-Soko Co. Ltd.	1,000	3,053
Mitsumi Electric Co. Ltd.[a]	500	2,402
Miura Co. Ltd.	200	4,564
Miyazaki Bank Ltd. (The)	1,000	2,452
Mizuho Financial Group Inc.	128,900	201,583
Modec Inc.	100	2,027
Monex Group Inc.	12	2,039
MonotaRO Co. Ltd.	100	2,624
Mori Hills REIT Investment Corp.	1	4,848
Mori Seiki Co. Ltd.	600	3,753
MORI TRUST Sogo REIT Inc.	1	9,133
Morinaga & Co. Ltd.	2,000	4,404
Morinaga Milk Industry Co. Ltd.	1,000	3,303
MOS Food Services Inc.	200	3,821
Moshi Moshi Hotline Inc.	300	4,508
MS&AD Insurance Group Holdings Inc.	2,900	49,089
Murata Manufacturing Co. Ltd.	1,200	58,251
Musashi Seimitsu Industry Co. Ltd.	200	4,179
Musashino Bank Ltd. (The)	200	5,717
Nabtesco Corp.	600	11,155
Nachi-Fujikoshi Corp.	1,000	3,103
Nagaileben Co. Ltd.	100	1,466
Nagase & Co. Ltd.	700	7,453
Namco Bandai Holdings Inc.	1,000	15,689
Nanto Bank Ltd. (The)	1,000	5,092
NEC Corp.[a]	15,000	28,713

Security	Shares	Value

NEC Mobiling Ltd.	100	$4,154
NEC Networks & System Integration Corp.	200	3,651
Net One Systems Co. Ltd.	500	5,555
Nexon Co. Ltd.[a]	600	7,304
NGK Insulators Ltd.	2,000	22,269
NGK Spark Plug Co. Ltd.	1,000	11,160
NHK Spring Co. Ltd.	900	7,488
Nichi-Iko Pharmaceutical Co. Ltd.	200	4,229
Nichicon Corp.	300	2,038
Nichiha Corp.	200	2,144
Nichii Gakkan Co.	300	2,729
Nichirei Corp.	1,000	5,505
Nidec Corp.	600	42,637
Nifco Inc.	300	6,801
Nihon Kohden Corp.	200	7,424
Nihon M&A Center Inc.	100	2,996
Nihon Unisys Ltd.	300	2,177
Nikon Corp.	1,900	48,255
Nintendo Co. Ltd.	600	77,168
Nippon Accommodations Fund Inc.	1	7,094
Nippon Building Fund Inc.	3	32,166
Nippon Coke & Engineering Co. Ltd.	1,500	1,764
Nippon Denko Co. Ltd.	1,000	2,340
Nippon Electric Glass Co. Ltd.	2,000	10,159
Nippon Express Co. Ltd.	5,000	18,266
Nippon Flour Mills Co. Ltd.	1,000	4,179
Nippon Kayaku Co. Ltd.	1,000	11,110
Nippon Konpo Unyu Soko Co. Ltd.	300	3,607
Nippon Light Metal Holdings Co. Ltd.[a]	3,300	2,973
Nippon Meat Packers Inc.	1,000	12,386
Nippon Paint Co. Ltd.	1,000	7,994
Nippon Paper Group Inc.	600	6,853
Nippon Road Co. Ltd. (The)	1,000	3,691
Nippon Sharyo Ltd.	1,000	3,628
Nippon Sheet Glass Co. Ltd.	6,000	4,954
Nippon Shokubai Co. Ltd.	1,000	9,796
Nippon Signal Co. Ltd. (The)	300	1,678
Nippon Soda Co. Ltd.	1,000	4,341
Nippon Steel & Sumitomo Metal Corp.	43,000	94,683
Nippon Suisan Kaisha Ltd.	1,500	3,284
Nippon Telegraph and Telephone Corp.	2,500	113,693
Nippon Thompson Co. Ltd.	1,000	3,453
Nippon Valqua Industries Ltd.	1,000	2,677
Nippon Yusen K.K.	9,000	17,115
Nipro Corp.	800	5,465
Nishi-Nippon City Bank Ltd. (The)	4,000	9,108
Nishimatsu Construction Co. Ltd.	2,000	3,128
Nishimatsuya Chain Co. Ltd.	400	3,218
Nissan Chemical Industries Ltd.	800	8,808
Nissan Motor Co. Ltd.	14,100	117,838
Nissha Printing Co. Ltd.[a]	300	2,286
Nisshin OilliO Group Ltd. (The)	1,000	3,678
Nisshin Seifun Group Inc.	1,000	12,473
Nisshin Steel Holdings Co. Ltd.[a]	400	2,647
Nisshinbo Holdings Inc.	1,000	6,531
Nissin Foods Holdings Co. Ltd.	300	11,335
Nissin Kogyo Co. Ltd.	200	2,865
Nitori Holdings Co. Ltd.	200	16,314
Nitta Corp.	200	3,073
Nitto Boseki Co. Ltd.	1,000	3,278
Nitto Denko Corp.	900	40,761
Nitto Kogyo Corp.	200	3,058
NKSJ Holdings Inc.	2,100	38,227
NOF Corp.	1,000	4,767
NOK Corp.	600	9,593

11

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

Nomura Holdings Inc.	20,500	$73,865
Nomura Real Estate Holdings Inc.	500	8,964
Nomura Real Estate Office Fund Inc.	2	12,561
Nomura Real Estate Residential Fund Inc.	1	5,961
Nomura Research Institute Ltd.	600	12,724
Noritake Co. Ltd.	1,000	2,327
Noritz Corp.	200	3,280
North Pacific Bank Ltd.[a]	1,700	4,381
NS Solutions Corp.	100	2,022
NSD Co. Ltd.	300	2,868
NSK Ltd.	3,000	16,439
NTN Corp.	3,000	5,367
NTT Data Corp.	7	22,761
NTT DOCOMO Inc.	86	126,208
NTT Urban Development Corp.	7	5,754
Obayashi Corp.	4,000	17,866
Obic Business Consultants Co. Ltd.	50	2,640
OBIC Co. Ltd.	40	8,222
Odakyu Electric Railway Co. Ltd.	4,000	42,387
Ogaki Kyoritsu Bank Ltd. (The)	2,000	7,031
Ohsho Food Service Corp.	100	2,416
Oiles Corp.	200	3,753
Oita Bank Ltd. (The)	1,000	3,353
Oji Holdings Corp.	5,000	14,638
Okabe Co. Ltd.	200	1,259
Okamoto Industries Inc.	1,000	3,891
Okasan Securities Group Inc.	1,000	3,766
Oki Electric Industry Co. Ltd.[a]	4,000	4,003
Okinawa Electric Power Co. Inc. (The)	100	3,059
Okuma Corp.	1,000	6,093
Okumura Corp.	1,000	3,215
Olympus Corp.[a]	1,200	20,928
Omron Corp.	1,200	23,871
OncoTherapy Science Inc.[a]	1	1,626
Ono Pharmaceutical Co. Ltd.	500	30,151
Onward Holdings Co. Ltd.	1,000	7,394
Oracle Corp. Japan	200	8,883
Orient Corp.[a]	1,500	2,815
Oriental Land Co. Ltd.	300	40,873
ORIX Corp.	600	61,554
ORIX JREIT Inc.	2	9,734
Osaka Gas Co. Ltd.	11,000	45,277
Osaka Securities Exchange Co. Ltd.	1	3,722
OSAKA Titanium technologies Co. Ltd.	100	1,975
OSG Corp.	400	5,230
Otsuka Corp.	100	8,145
Otsuka Holdings Co. Ltd.	2,100	64,605
Oyo Corp.	100	1,214
Pacific Metals Co. Ltd.	1,000	3,390
Pack Corp. (The)	100	1,774
Pal Co. Ltd.	50	2,549
Paltac Corp.	200	2,923
Panasonic Corp.	12,400	79,740
Paramount Bed Holdings Co. Ltd.	100	3,482
Parco Co. Ltd.	100	1,047
PARK24 Co. Ltd.	600	10,299
Penta-Ocean Construction Co. Ltd.	1,500	3,603
Pigeon Corp.	100	4,604
Pilot Corp.	1	1,797
Pioneer Corp.[a]	1,500	3,584
Plenus Co. Ltd.	100	1,625
Point Inc.	80	3,043
Pola Orbis Holdings Inc.	100	3,143
Premier Investment Corp.	1	3,634
Press Kogyo Co. Ltd.	1,000	4,179

Security	Shares	Value

Prima Meat Packers Ltd.	1,000	$1,802
Proto Corp.	100	1,644
Rakuten Inc.	4,100	36,830
Relo Holdings Inc.	100	3,320
Rengo Co. Ltd.	1,000	4,366
Resona Holdings Inc.	10,600	45,753
Resorttrust Inc.	200	3,723
Ricoh Co. Ltd.	4,000	33,379
Ricoh Leasing Co. Ltd.	100	2,326
Riken Corp.	1,000	3,340
Ringer Hut Co. Ltd.	200	2,552
Rinnai Corp.	200	13,637
Riso Kagaku Corp.	100	1,620
Rohm Co. Ltd.	500	16,108
Round One Corp.	400	2,022
Royal Holdings Co. Ltd.	200	2,492
Ryobi Ltd.	1,000	2,039
Ryohin Keikaku Co. Ltd.	100	6,618
Ryosan Co. Ltd.	200	3,370
Ryoyo Electro Corp.	200	1,997
Saint Marc Holdings Co. Ltd.	100	3,725
Saizeriya Co. Ltd.	200	2,807
Sakai Chemical Industry Co. Ltd.	1,000	2,690
Sakata Seed Corp.	200	2,582
San-A & Co. Ltd.	100	3,878
San-in Godo Bank Ltd. (The)	1,000	6,906
Sanden Corp.	1,000	3,015
Sangetsu Co. Ltd.	200	5,320
Sanken Electric Co. Ltd.	1,000	3,115
Sankyo Co. Ltd.	300	13,568
Sankyo-Tateyama Holdings Inc.	2,000	4,329
Sankyu Inc.	2,000	6,956
Sanrio Co. Ltd.	300	9,867
Santen Pharmaceutical Co. Ltd.	400	17,490
Sanwa Holdings Corp.	1,000	3,991
Sanyo Shokai Ltd.	1,000	2,940
Sanyo Special Steel Co. Ltd.	1,000	2,978
Sapporo Holdings Ltd.	2,000	5,580
Sato Holdings Corp.	200	2,777
Sawai Pharmaceutical Co. Ltd.	100	11,035
SBI Holdings Inc.	1,300	9,075
SCSK Corp.	300	5,097
Secom Co. Ltd.	1,200	61,028
Sega Sammy Holdings Inc.	1,100	20,712
Seikagaku Corp.	200	2,290
Seiko Epson Corp.	700	3,880
Seiko Holdings Corp.[a]	1,000	2,627
Seino Holdings Co. Ltd.	1,000	5,755
Seiren Co. Ltd.	200	1,244
Sekisui Chemical Co. Ltd.	2,000	16,389
Sekisui House Ltd.	3,000	30,589
Sekisui House SI Investment Corp.	1	4,554
Senko Co. Ltd.	1,000	4,041
Senshu Ikeda Holdings Inc.	1,100	6,853
Seria Co. Ltd.	100	2,018
Seven & I Holdings Co. Ltd.	4,300	132,448
Seven Bank Ltd.	3,000	8,557
Sharp Corp.	6,000	12,911
Shiga Bank Ltd. (The)	1,000	6,531
Shikoku Electric Power Co. Inc.	1,000	10,672
Shima Seiki Manufacturing Ltd.	200	2,545
Shimachu Co. Ltd.	300	6,621
Shimadzu Corp.	1,000	6,718
Shimamura Co. Ltd.	100	10,409
Shimano Inc.	400	25,172

12

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

Shimizu Corp.	3,000	$10,021
Shin-Etsu Chemical Co. Ltd.	2,300	129,488
Shinko Electric Industries Co. Ltd.	300	1,862
Shinko Plantech Co. Ltd.	300	2,462
Shionogi & Co. Ltd.	1,700	28,160
Ship Healthcare Holdings Inc.	200	6,663
Shiseido Co. Ltd.	2,100	26,536
Shizuoka Bank Ltd. (The)	3,000	30,627
Shizuoka Gas Co. Ltd.	500	3,553
SHO-BOND Holdings Co. Ltd.	100	3,019
Shochiku Co. Ltd.	1,000	9,734
Showa Corp.	300	2,770
Showa Denko K.K.	8,000	12,211
Showa Sangyo Co. Ltd.	1,000	3,340
Showa Shell Sekiyu K.K.	1,100	6,110
SIIX Corp.	100	1,471
Sintokogio Ltd.	400	2,817
SKY Perfect JSAT Holdings Inc.	10	4,566
SMC Corp.	300	47,216
SoftBank Corp.	5,000	158,076
Sohgo Security Services Co. Ltd.	400	5,615
Sojitz Corp.	7,300	9,042
Sony Corp.	5,700	68,032
Sony Financial Holdings Inc.	1,000	17,816
Sotetsu Holdings Inc.	2,000	6,781
Square Enix Holdings Co. Ltd.	400	5,630
Stanley Electric Co. Ltd.	800	11,010
Star Micronics Co. Ltd.	300	2,804
Starbucks Coffee Japan Ltd.	3	2,109
Start Today Co. Ltd.	300	3,288
Sugi Holdings Co. Ltd.	200	7,219
Sumco Corp.[a]	700	4,782
Sumikin Bussan Corp.	1,000	2,440
Sumitomo Bakelite Co. Ltd.	1,000	3,566
Sumitomo Chemical Co. Ltd.	9,000	25,222
Sumitomo Corp.	6,400	87,116
Sumitomo Electric Industries Ltd.	4,300	46,158
Sumitomo Forestry Co. Ltd.	800	7,146
Sumitomo Heavy Industries Ltd.	3,000	10,734
Sumitomo Light Metal Industries Ltd.	3,000	2,440
Sumitomo Metal Mining Co. Ltd.	3,000	39,447
Sumitomo Mitsui Financial Group Inc.	7,600	232,383
Sumitomo Mitsui Trust Holdings Inc.	18,000	54,498
Sumitomo Osaka Cement Co. Ltd.	2,000	6,506
Sumitomo Real Estate Sales Co. Ltd.	40	1,879
Sumitomo Realty & Development Co. Ltd.	2,000	55,148
Sumitomo Rubber Industries Inc.	1,000	11,748
Sumitomo Warehouse Co. Ltd. (The)	1,000	4,179
Sundrug Co. Ltd.	200	7,354
Suruga Bank Ltd.	1,000	11,985
Suzuken Co. Ltd.	400	12,606
Suzuki Motor Corp.	2,100	47,502
Sysmex Corp.	400	18,791
T&D Holdings Inc.	3,300	36,001
T-Gaia Corp.	200	1,922
Tachi-S Co. Ltd.	200	3,666
Tadano Ltd.	1,000	7,356
Taiheiyo Cement Corp.	6,000	12,761
Taikisha Ltd.	200	4,239
Taisei Corp.	6,000	16,514
Taisho Pharmaceutical Holdings Co. Ltd.	200	16,114
Taiyo Holdings Co. Ltd.	100	2,809
Taiyo Nippon Sanso Corp.	1,000	5,480
Taiyo Yuden Co. Ltd.	600	5,074
Takamatsu Construction Group Co. Ltd.	100	1,636

Security	Shares	Value

Takara Bio Inc.	300	$2,871
Takara Holdings Inc.	1,000	7,482
Takasago Thermal Engineering Co. Ltd.	400	3,143
Takashimaya Co. Ltd.	2,000	13,136
Takata Corp.	200	3,648
Takeda Pharmaceutical Co. Ltd.	4,500	208,870
Tamron Co. Ltd.	100	2,711
TDK Corp.	700	26,247
Tecmo Koei Holdings Co. Ltd.	200	1,634
Teijin Ltd.	5,000	11,448
Temp Holdings Co. Ltd.	200	2,405
Terumo Corp.	900	38,734
THK Co. Ltd.	700	11,621
TKC Corp.	100	1,949
Toa Corp.	1,000	1,426
Toagosei Co. Ltd.	1,000	4,066
Tobu Railway Co. Ltd.	6,000	31,828
TOC Co. Ltd.	300	1,595
Tocalo Co. Ltd.	200	2,900
Tochigi Bank Ltd. (The)	1,000	3,503
Toda Corp.	1,000	3,015
Toho Bank Ltd. (The)	1,000	3,340
Toho Co. Ltd.	700	12,182
Toho Gas Co. Ltd.	2,000	12,111
Toho Holdings Co. Ltd.	300	6,114
Toho Titanium Co. Ltd.	200	1,774
Toho Zinc Co. Ltd.	1,000	3,390
Tohoku Electric Power Co. Inc.[a]	2,600	19,127
Tokai Carbon Co. Ltd.	1,000	3,203
Tokai Corp. (GIFU)	100	2,460
TOKAI Holdings Corp.	400	1,626
Tokai Rika Co. Ltd.	300	3,768
Tokai Rubber Industries Ltd.	300	2,650
Tokai Tokyo Financial Holdings Inc.	1,000	3,591
Token Corp.	40	1,754
Tokio Marine Holdings Inc.	4,100	108,386
TOKO Inc.[a]	1,000	2,290
Tokuyama Corp.	2,000	3,828
Tokyo Broadcasting System Holdings Inc.	300	2,913
Tokyo Dome Corp.[a]	1,000	3,365
Tokyo Electric Power Co. Inc.[a]	8,100	13,174
Tokyo Electron Ltd.	1,000	44,852
Tokyo Gas Co. Ltd.	14,000	74,090
Tokyo Ohka Kogyo Co. Ltd.	200	4,069
Tokyo Seimitsu Co. Ltd.	200	3,015
Tokyo Steel Manufacturing Co. Ltd.	700	2,242
Tokyo Tatemono Co. Ltd.[a]	2,000	8,207
Tokyo Tomin Bank Ltd. (The)	300	2,579
Tokyotokeiba Co. Ltd.	1,000	1,489
Tokyu Corp.	6,000	30,477
Tokyu Land Corp.	2,000	11,210
Tokyu Livable Inc.	100	1,300
TOKYU REIT Inc.	1	5,267
TOMONY Holdings Inc.	700	2,934
Tomy Co. Ltd.	400	2,202
TonenGeneral Sekiyu K.K.	2,000	18,116
Top REIT Inc.	1	4,642
Topcon Corp.	300	1,419
Toppan Forms Co. Ltd.	300	2,822
Toppan Printing Co. Ltd.	3,000	17,303
Topre Corp.	300	2,590
TOPY Industries Ltd.	1,000	1,939
Toray Industries Inc.	8,000	46,641
Toridoll Corp.	100	1,505
Torii Pharmaceutical Co. Ltd.	100	2,209

13

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

Toshiba Corp.	23,000	$85,175
Toshiba Machine Co. Ltd.	1,000	4,329
Toshiba Tec Corp.	1,000	4,667
Tosoh Corp.	3,000	5,855
Totetsu Kogyo Co. Ltd.	200	2,287
TOTO Ltd.	2,000	14,963
Towa Bank Ltd. (The)	2,000	1,977
Toyo Corp.	300	3,427
Toyo Engineering Corp.	1,000	4,129
Toyo Ink SC Holdings Co. Ltd.	1,000	3,678
Toyo Seikan Kaisha Ltd.	900	9,548
Toyo Tanso Co. Ltd.	100	1,893
Toyo Tire & Rubber Co. Ltd.	1,000	2,427
Toyobo Co. Ltd.	5,000	5,505
Toyoda Gosei Co. Ltd.	400	7,857
Toyota Boshoku Corp.	400	3,778
Toyota Industries Corp.	900	25,672
Toyota Motor Corp.	15,600	598,198
Toyota Tsusho Corp.	1,200	26,153
TPR Co. Ltd.	200	2,237
Trans Cosmos Inc.	200	2,222
Trend Micro Inc.	600	16,785
Trusco Nakayama Corp.	100	1,800
TS Tech Co. Ltd.	300	5,101
TSI Holdings Co. Ltd.	400	2,437
Tsubakimoto Chain Co.	1,000	4,892
Tsukuba Bank Ltd. (The)	700	2,242
Tsumura & Co.	300	9,571
Tsuruha Holdings Inc.	100	7,569
TV Asahi Corp.	200	2,575
Ube Industries Ltd.	6,000	13,662
ULVAC Inc.[a]	300	1,892
Unicharm Corp.	700	37,833
Unipres Corp.	200	4,612
United Arrows Ltd.	100	2,558
United Urban Investment Corp.	12	14,413
Unitika Ltd.[a]	4,000	2,002
Universal Entertainment Corp.	100	2,148
UNY Co. Ltd.	1,200	8,527
Ushio Inc.	600	6,321
USS Co. Ltd.	120	12,596
Valor Co. Ltd.	200	3,415
Vital KSK Holdings Inc.	200	2,024
Wacoal Holdings Corp.	1,000	11,235
Wacom Co. Ltd.	2	5,803
Watami Co. Ltd.	100	2,234
Weathernews Inc.	100	3,309
West Japan Railway Co.	1,000	43,601
Xebio Co. Ltd.	100	1,954
Yachiyo Bank Ltd. (The)	100	1,783
Yahoo! Japan Corp.	83	28,525
Yakult Honsha Co. Ltd.	600	27,924
Yamada Denki Co. Ltd.	480	20,778
Yamagata Bank Ltd. (The)	1,000	4,404
Yamaguchi Financial Group Inc.	1,000	8,270
Yamaha Corp.	900	8,073
Yamaha Motor Co. Ltd.	1,600	15,273
Yamanashi Chuo Bank Ltd. (The)	1,000	4,041
Yamato Holdings Co. Ltd.	2,100	31,922
Yamato Kogyo Co. Ltd.	200	5,607
Yamazaki Baking Co. Ltd.	1,000	12,011
Yamazen Corp.	300	1,847
Yaoko Co. Ltd.	100	4,079
Yaskawa Electric Corp.	1,000	7,156
Yellow Hat Ltd.	100	1,341

Security	Shares	Value

Yodogawa Steel Works Ltd.	1,000	$3,215
Yokogawa Electric Corp.	1,200	13,632
Yokohama Reito Co. Ltd.	400	2,712
Yokohama Rubber Co. Ltd. (The)	1,000	6,994
Yorozu Corp.	100	1,483
Yoshinoya Holdings Co. Ltd.	3	3,802
Yuasa Trading Co. Ltd.	1,000	1,651
Zenrin Co. Ltd.	200	2,447
Zensho Holdings Co. Ltd.	400	4,859
Zeon Corp.	1,000	7,194

		13,552,432
NETHERLANDS — 2.45%
Aalberts Industries NV	540	9,796
Accell Group NV	129	2,127
AEGON NV	9,741	54,377
Akzo Nobel NV	1,332	72,440
AMG Advanced Metallurgical Group NVa	248	1,940
Amsterdam Commodities NV	109	1,963
Arcadis NV	356	7,600
ASM International NV	246	7,775
ASML Holding NV	2,371	130,421
BE Semiconductor Industries NV	237	1,597
Beter Bed Holding NV	109	2,010
BinckBank NV	349	2,797
Brunel International NV	66	3,177
Corio NV	357	15,902
CSM NV CVA	389	7,937
D.E Master Blenders 1753 NVa	3,332	40,711
Delta Lloyd NV	796	13,234
Eurocommercial Properties NV	209	8,196
Exact Holding NV	81	1,816
Fugro NV CVA	392	26,495
Grontmij NVa	459	1,724
Heineken Holding NV	583	29,576
Heineken NV	1,311	80,803
ING Groep NV CVA[a]	21,673	191,420
Koninklijke Ahold NV	5,903	75,137
Koninklijke BAM Groep NV	1,354	5,028
Koninklijke DSM NV	872	44,762
Koninklijke KPN NV	5,661	35,731
Koninklijke Philips Electronics NV	5,889	147,201
Koninklijke Ten Cate NV	157	3,478
Mediq NV	284	4,600
Nieuwe Steen Investments NV	299	2,583
Nutreco NV	199	14,892
PostNL NVa	2,372	9,350
Randstad Holding NV	687	22,420
Reed Elsevier NV	3,928	52,757
Royal Boskalis Westminster NV CVA	415	15,805
Royal Imtech NV	406	10,180
Royal Vopak NV	396	27,561
SBM Offshore NVa	976	12,748
Sligro Food Group NV	150	4,082
SNS REAAL NVa	1,018	1,493
TKH Group NV	203	4,639
TNT Express NV	1,838	19,354
TomTom NVa	604	3,013
Unilever NV CVA	9,214	338,246
Unit4 NV	149	4,088
USG People NV	394	2,762
VastNed Retail NV	101	4,678
Wereldhave NV	118	6,978
Wolters Kluwer NV	1,742	33,701

		1,623,101

14

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

NEW ZEALAND — 0.20%
Air New Zealand Ltd.	2,236	$2,279
Auckland International Airport Ltd.	5,371	11,856
Chorus Ltd.	2,209	6,138
Contact Energy Ltd.[a]	2,180	9,929
Fisher & Paykel Healthcare Corp. Ltd.	2,947	5,693
Fletcher Building Ltd.	3,900	22,572
Freightways Ltd.	800	2,815
Goodman Property Trust	3,420	2,980
Infratil Ltd.	3,157	5,866
Kiwi Income Property Trust	3,237	3,113
Mainfreight Ltd.	410	3,590
New Zealand Oil & Gas Ltd.	2,563	1,823
Nuplex Industries Ltd.	1,074	2,666
Precinct Properties New Zealand Ltd.	3,268	2,781
Ryman Healthcare Ltd.	1,760	5,860
Sky Network Television Ltd.	1,263	5,576
SKYCITY Entertainment Group Ltd.	3,252	10,373
Telecom Corp. of New Zealand Ltd.	10,664	21,084
Trade Me Ltd.	1,113	3,925
Vector Ltd.	1,579	3,531
Warehouse Group Ltd.(The)	485	1,256

		135,706
NORWAY — 1.14%
Aker ASA Class A	151	5,316
Aker Solutions ASA	936	18,361
Algeta ASA[a]	183	4,920
Archer Ltd.[a]	1,061	1,396
Atea ASA	415	4,416
Austevoll Seafood ASA	577	2,719
BW Offshore Ltd.	2,854	1,675
Cermaq ASA	343	4,686
Clavis Pharma ASA[a]	231	2,731
Det norske oljeselskap ASA[a]	326	5,019
DNB ASA	5,535	69,026
DNO International ASA[a]	3,475	6,056
Dockwise Ltd.[a]	168	2,678
Electromagnetic GeoServices ASa	830	1,803
Fred Olsen Energy ASA	194	9,089
Gjensidige Forsikring ASA	1,116	16,283
Golden Ocean Group Ltd.	2,486	1,868
Hoegh LNG Holdings Ltd.[a]	294	2,163
Kvaerner ASA	1,066	2,698
Leroey Seafood Group ASA	126	2,593
Marine Harvest ASA[a]	16,296	12,787
Nordic Semiconductor ASA[a]	720	2,068
Norsk Hydro ASA	5,310	23,874
Northland Resources SAa	3,515	2,758
Norwegian Air Shuttle ASa	142	3,059
Norwegian Property ASA	2,674	4,004
Opera Software ASA	462	2,541
Orkla ASA	4,366	34,488
Petroleum Geo-Services ASA	1,238	21,315
Polarcus Ltd.[a]	2,237	2,327
Pronova BioPharma ASA	989	1,957
Prosafe SE	1,348	11,210
Renewable Energy Corp. ASA[a]	7,987	1,397
Schibsted ASA	440	16,454
Seadrill Ltd.	1,991	80,486

Security	Shares	Value

Sevan Drilling ASa	2,180	$1,688
Songa Offshore SEa	1,129	1,382
SpareBank 1 SMN	627	4,052
Statoil ASA	6,306	155,625
Stolt-Nielsen Ltd.	181	3,313
Storebrand ASA[a]	1,954	9,840
Subsea 7 SA	1,593	34,905
Telenor ASA	4,092	80,344
TGS-NOPEC Geophysical Co. ASA	589	20,014
Tomra Systems ASA	912	7,508
Yara International ASA	1,057	49,727

		754,619
PORTUGAL — 0.19%
Altri SGPS SA	1,027	1,808
Banco BPI SAa	2,410	2,686
Banco Comercial Portugues SA Registered[a]	61,982	5,622
Banco Espirito Santo SA Registered[a]	11,346	11,027
Energias de Portugal SA	10,788	29,300
Galp Energia SGPS SA Class B	1,325	21,204
Jeronimo Martins SGPS SA	1,249	21,849
Portucel Empresa Produtore de Pasta e Papel SA	1,079	3,006
Portugal Telecom SGPS SA Registered	3,504	17,622
Redes Energeticas Nacionais SA	506	1,304
Semapa - Sociedade de Investimento e Gestao SGPS SA	326	2,307
Sonae SGPS SA	4,730	3,506
Zon Multimedia Servicos Telecomunicacoes e Multimedia SGPS SA	923	2,927

		124,168
SINGAPORE — 2.01%
AIMS AMP Capital Industrial REIT	3,000	3,664
ARA Asset Management Ltd.[b]	3,000	3,897
Ascendas India Trust	5,000	3,115
Ascendas REIT	11,000	21,278
Ascott Residence Trust	5,000	5,225
Biosensors International Group Ltd.[a]	5,000	4,447
Boustead Singapore Ltd.	3,000	2,336
Cache Logistics Trust	5,000	5,041
Cambridge Industrial Trust	8,000	4,360
CapitaCommercial Trust	12,000	15,442
CapitaLand Ltd.	15,000	40,203
CapitaMall Trust Management Ltd.	13,000	22,483
CapitaMalls Asia Ltd.	8,000	12,131
CapitaRetail China Trust	3,000	3,836
CDL Hospitality Trusts	4,000	6,344
China Minzhong Food Corp. Ltd.[a]	2,000	1,328
Chip Eng Seng Corp. Ltd.	6,000	2,287
City Developments Ltd.	3,000	28,179
ComfortDelGro Corp. Ltd.	11,000	15,237
COSCO Corp. (Singapore) Ltd.	7,000	5,049
CSE Global Ltd.	4,000	2,836
CWT Ltd.	2,000	2,049
DBS Group Holdings Ltd.	10,000	113,930
Ezion Holdings Ltd.	4,000	4,246
Ezra Holdings Ltd.[a]	4,000	3,656
First REIT	5,000	4,283
First Resources Ltd.	3,000	5,041
Frasers Centrepoint Trust	3,000	4,807
Frasers Commercial Trust	5,000	5,102
Genting Singapore PLC	35,000	38,154
Global Logistic Properties Ltd.	12,000	25,278
GMG Global Ltd.	18,000	1,859
Golden Agri-Resources Ltd.	37,000	18,954

15

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

GuocoLeisure Ltd.	3,000	$1,525
Ho Bee Investment Ltd.	2,000	2,426
Hong Leong Asia Ltd.	1,000	1,385
Hutchison Port Holdings Trust	30,000	23,400
Hyflux Ltd.	4,000	4,426
Indofood Agri Resources Ltd.	4,000	4,131
Jardine Cycle & Carriage Ltd.	1,000	40,359
Jaya Holdings Ltd.[a]	5,000	2,274
K-Green Trust	5,000	4,139
Keppel Corp. Ltd.	8,000	69,899
Keppel Land Ltd.	4,000	11,147
Keppel REIT Management Ltd.	5,000	4,877
LionGold Corp. Ltd.[a]	4,000	3,492
Lippo Malls Indonesia Retail Trust	9,000	3,578
M1 Ltd.	3,000	6,418
Mapletree Commercial Trust	6,000	5,951
Mapletree Industrial Trust	7,000	8,032
Mapletree Logistics Trust	8,000	7,278
Midas Holdings Ltd.	7,000	2,324
Neptune Orient Lines Ltd.[a]	6,000	5,705
Noble Group Ltd.	22,000	23,622
Olam International Ltd.	9,000	14,532
OSIM International Ltd.	2,000	2,664
Oversea-Chinese Banking Corp. Ltd.	15,000	111,881
Overseas Union Enterprise Ltd.	2,000	4,344
Parkway Life REIT	3,000	5,016
Perennial China Retail Trust	6,000	2,361
Raffles Education Corp. Ltd.	5,000	1,352
Raffles Medical Group Ltd.	2,000	4,016
Sabana Shari’ah Compliant Industrial REIT	5,000	4,549
SATS Ltd.	4,000	9,147
SembCorp Industries Ltd.	6,000	26,753
SembCorp Marine Ltd.	5,000	19,302
Singapore Airlines Ltd.	3,000	26,064
Singapore Exchange Ltd.	5,000	27,581
Singapore Post Ltd.	10,000	9,344
Singapore Technologies Engineering Ltd.	9,000	25,966
Singapore Telecommunications Ltd.	45,000	118,766
SMRT Corp. Ltd.	5,000	7,110
Sound Global Ltd.	3,000	1,242
Stamford Land Corp. Ltd.	4,000	1,820
Starhill Global REIT	9,000	5,791
StarHub Ltd.	4,000	12,065
STX OSV Holdings Ltd.	4,000	5,016
Suntec REIT	12,000	15,786
Super Group Ltd.	2,000	4,000
Swiber Holdings Ltd.[a]	4,000	1,902
Tat Hong Holdings Ltd.	2,000	2,164
Tiger Airways Holdings Ltd.[a]	4,000	2,442
United Engineers Ltd.	2,000	4,049
United Overseas Bank Ltd.	7,000	104,824
UOB-Kay Hian Holdings Ltd.	2,000	2,631
UOL Group Ltd.	3,000	13,917
Venture Corp. Ltd.	2,000	12,540
Wheelock Properties Ltd.	2,000	2,967
Wilmar International Ltd.	11,000	27,859
Wing Tai Holdings Ltd.	3,000	4,266
XP Power Ltd.	138	2,174
Yangzijiang Shipbuilding (Holdings) Ltd.	11,000	8,159
Yanlord Land Group Ltd.[a]	4,000	4,131
Ying Li International Real Estate Ltd.[a]	6,000	1,672

		1,334,630

Security	Shares	Value

SPAIN — 2.76%
Abertis Infraestructuras SA	2,076	$31,259
Acciona SA	127	7,791
Acerinox SA	588	6,126
Actividades de Construcciones y Servicios SA	798	17,031
Almirall SA	314	2,807
Amadeus IT Holding SA Class A	1,771	43,832
Antena 3 Television SA	453	1,814
Banco Bilbao Vizcaya Argentaria SA	30,432	253,835
Banco de Sabadell SA	15,801	38,452
Banco Popular Espanol SAa	7,528	11,735
Banco Santander SA	55,659	417,520
Bankia SAa	5,651	8,494
Bankinter SA	1,408	5,567
Bolsas y Mercados Espanoles	383	8,253
CaixaBank	4,655	17,613
Construcciones y Auxiliar de Ferrocarriles SA	9	4,280
Corporacion Financiera Alba SA	101	3,815
Distribuidora Internacional de Alimentacion SA	3,453	20,895
Duro Felguera SA	350	2,118
Ebro Foods SA	437	8,024
Enagas SA	1,017	20,216
Ence Energia y Celulosa SA	785	1,912
FAES FARMA SA	1,310	2,266
Ferrovial SA	2,268	32,034
Fomento de Construcciones y Contratas SA	303	3,958
Gamesa Corporacion Tecnologica SA	1,320	2,692
Gas Natural SDG SA	1,977	30,665
Grifols SAa	847	29,370
Grupo Catalana Occidente SA	233	3,804
Iberdrola SA	21,997	113,730
Indra Sistemas SA	571	6,511
Industria de Diseno Textil SA	1,233	157,280
International Consolidated Airlines Group SAa	5,309	13,945
Jazztel PLC[a]	1,222	8,092
Mapfre SA	4,332	12,001
Mediaset Espana Comunicacion SA	977	5,246
Melia Hotels International SA	307	2,277
NH Hoteles SAa	521	1,890
Obrascon Huarte Lain SA	236	6,173
Pescanova SA	94	1,742
Prosegur Compania de Seguridad SA	1,056	5,747
Red Electrica Corporacion SA	611	28,641
Repsol SA	4,624	92,393
Tecnicas Reunidas SA	161	7,905
Telefonica SA	22,791	300,051
Tubacex SAa	798	2,058
Tubos Reunidos SA	802	1,990
Viscofan SA	250	12,096
Zardoya Otis SA	866	10,705
Zeltia SAa	1,113	1,904

		1,830,555
SWEDEN — 3.12%
AarhusKarlshamn AB	147	5,782
Active Biotech ABa	251	2,307
AF AB Class B	146	3,240
Alfa Laval AB	1,914	33,230
Alliance Oil Co. Ltd. SDR[a]	561	4,312
Assa Abloy AB Class B	1,898	63,244
Atlas Copco AB Class A	4,014	98,665
Atlas Copco AB Class B	1,994	43,664

16

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

Avanza Bank Holding AB	116	$2,277
Axfood AB	123	4,553
Axis Communications AB	252	5,887
Betsson AB	158	4,310
Bilia AB	122	1,563
Billerud AB	471	4,490
BioGaia AB Class B	76	1,970
Boliden AB	1,545	26,986
Castellum AB	860	11,516
CDON Group ABa	305	1,710
Clas Ohlson AB Class B	150	1,916
Duni AB	198	1,790
East Capital Explorer AB	259	1,913
Electrolux AB Class B	1,358	34,731
Elekta AB Class B	2,076	29,566
Fabege AB	721	7,161
Fastighets AB Balder Class Ba	369	2,024
Getinge AB Class B	1,133	34,833
Hakon Invest AB	293	5,029
Hennes & Mauritz AB Class B	5,372	181,754
Hexagon AB Class B	1,355	31,162
Hexpol AB	147	6,557
HiQ International AB	347	1,579
Hoganas AB Class B	149	4,963
Holmen AB Class B	302	8,898
Hufvudstaden AB Class A	618	7,847
Husqvarna AB Class B	2,293	13,297
Industrial & Financial Systems Class B	114	1,757
Industrivarden AB Class C	682	9,615
Indutrade AB	121	3,392
Intrum Justitia AB	444	6,424
Investment AB Kinnevik Class B	1,158	22,111
Investor AB Class B	2,578	56,841
JM AB	457	8,230
Klovern AB	436	1,689
Kungsleden AB	728	3,555
Lindab International AB	382	2,862
Loomis AB Class B	314	4,306
Lundbergforetagen AB	228	7,735
Lundin Petroleum ABa	1,254	30,011
Meda AB Class A	1,290	13,191
Medivir ABa	191	1,741
Mekonomen AB	100	2,796
Millicom International Cellular SA SDR	357	30,829
Modern Times Group MTG AB Class B	267	8,128
NCC AB Class B	478	8,940
Net Entertainment NE AB	204	2,244
Nibe Industrier AB Class B	486	7,361
Nobia ABa	665	2,676
Nordea Bank AB	14,953	135,774
Nordnet AB	608	1,503
Oriflame Cosmetics SA SDR	255	7,033
Peab AB	1,035	4,879
Ratos AB Class B	1,115	9,570
Rezidor Hotel Group ABa	449	1,597
Saab AB	369	7,007
Sandvik AB	5,714	79,225
Scania AB Class B	1,828	34,795
Securitas AB Class B	1,793	13,035
Skandinaviska Enskilda Banken AB Class A	8,030	66,560
Skanska AB Class B	2,157	33,710
SKF AB Class B	2,223	50,086
SSAB AB Class A	909	6,502
Svenska Cellulosa AB Class B	3,292	64,100
Svenska Handelsbanken AB Class A	2,808	96,148

Security	Shares	Value

Swedbank AB Class A	4,667	$86,512
Swedish Match AB	1,164	39,645
Swedish Orphan Biovitrum ABa	866	4,894
Tele2 AB Class B	1,784	29,763
Telefonaktiebolaget LM Ericsson Class B	17,105	150,288
TeliaSonera AB	12,297	80,931
Trelleborg AB Class B	1,391	15,125
Unibet Group PLC SDR	138	3,889
Volvo AB Class B	7,908	106,367
Wallenstam AB Class B	479	5,244
Wihlborgs Fastigheter AB	388	5,920

		2,071,262
SWITZERLAND — 8.19%
ABB Ltd. Registered	12,404	223,517
Acino Holding AG Registered	26	3,189
Actelion Ltd. Registered	627	30,246
Adecco SA Registered	744	35,986
AFG Arbonia-Forster Holding AG Registered[a]	134	3,022
Allreal Holding AG Registered	72	10,879
AMS AG	52	5,542
Aryzta AG	484	24,169
Ascom Holding AG Registered	305	2,601
Baloise Holding AG Registered	262	21,890
Banque Cantonale Vaudoise Registered	15	7,949
Barry Callebaut AG Registered	10	9,547
Basilea Pharmaceutica AG Registered[a]	54	2,668
BKW AG	78	3,007
Bobst Group AG Registered[a]	63	1,935
Bossard Holding AG Bearer	19	2,552
Bucher Industries AG Registered	40	7,496
Burckhardt Compression Holding AG	16	4,596
Clariant AG Registered	1,422	15,225
Compagnie Financiere Richemont SA Class A Bearer	2,946	191,085
Credit Suisse Group AG Registered	6,899	159,954
Dufry AG Registered[a]	125	15,867
EFG International AGa	318	2,910
EMS-Chemie Holding AG Registered	46	11,105
Flughafen Zurich AG Registered	20	8,559
Forbo Holding AG Registered	9	5,683
Galenica Holding AG Registered	27	15,846
GAM Holding AG	1,062	14,826
Gategroup Holding AG	165	4,350
Geberit AG Registered	209	43,093
Georg Fischer AG Registered	22	7,714
Givaudan SA Registered	46	46,040
Helvetia Holding AG Registered	31	10,869
Holcim Ltd. Registered	1,292	88,173
Huber & Suhner AG Registered	81	3,610
Implenia AG Registered[a]	86	3,643
Inficon Holding AG Registered	11	2,353
Intershop Holdings AG Bearer	9	3,136
Julius Baer Group Ltd.	1,278	44,329
Kaba Holding AG Class B Registered	18	6,809
Komax Holding AG Registered	36	2,608
Kudelski SA Bearer	259	2,837
Kuehne & Nagel International AG Registered	301	35,136
Kuoni Reisen Holding AG Class B Registered	19	5,074
LEM Holding SA Registered	4	2,012
Liechtensteinische Landesbank AG Bearer	76	2,481
Lindt & Spruengli AG Participation Certificates	5	15,802
Lindt & Spruengli AG Registered	1	36,394
Logitech International SA Registered	992	7,148
Lonza Group AG Registered	300	15,209

17

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

Meyer Burger Technology AGa	300	$2,916
Micronas Semiconductor Holding AG Registered	233	1,999
Mobilezone Holding AG Bearer	353	3,696
Mobimo Holding AG Registered	37	8,582
Nestle SA Registered	18,635	1,182,698
Nobel Biocare Holding AG Registered	702	6,287
Novartis AG Registered	12,981	781,341
OC Oerlikon Corp. AG Registered	924	9,298
Orascom Development Holding AGa	94	1,610
Panalpina Welttransport Holding AG Registered	77	7,272
Pargesa Holding SA Bearer	148	9,981
Partners Group Holding AG	72	15,240
PSP Swiss Property AG Registered	191	17,537
PubliGroupe SA Registered	21	2,866
Rieter Holding AG Registered	19	3,026
Roche Holding AG Genusschein	3,966	762,791
Schindler Holding AG Participation Certificates	254	33,468
Schindler Holding AG Registered	134	17,340
Schmolz + Bickenbach AG Registered	496	1,875
Schweiter Technologies AG Bearer	6	2,938
Schweizerische National-Versicherungs-Gesellschaft AG Registered	87	3,513
SGS SA Registered	31	65,649
Siegfried Holding AG Registered[a]	27	3,363
Sika AG Bearer	12	25,039
Sonova Holding AG Registered	275	27,657
St Galler Kantonalbank AG Registered	14	5,743
Straumann Holding AG Registered	50	6,169
Sulzer AG Registered	134	19,398
Swatch Group AG (The) Bearer	173	71,600
Swatch Group AG (The) Registered	244	17,726
Swiss Life Holding AG Registered	168	21,144
Swiss Prime Site AG Registered	255	21,291
Swiss Re AG	1,975	136,481
Swisscom AG Registered	128	53,182
Swisslog Holding AG Registered	3,032	3,256
Swissquote Group Holding SA Registered	72	2,223
Syngenta AG Registered	532	207,841
Tecan AG Registered	63	4,702
Temenos Group AG Registered[a]	405	6,633
Transocean Ltd.	1,972	89,769
U-Blox AG	57	2,525
UBS AG Registered	20,552	308,103
Valiant Holding Registered	92	9,055
Valora Holding AG Registered	17	3,239
Verwaltungs- und Privat-Bank AG Bearer	36	2,683
Vetropack Holding AG Bearer	2	3,415
Vontobel Holding AG Registered	158	4,403
Zehnder Group AG Bearer	69	4,064
Zurich Insurance Group AGa	825	203,326

		5,436,624
UNITED KINGDOM — 22.98%
3i Group PLC	5,434	18,857
888 Holdings PLC	988	1,667
Abcam PLC	1,018	6,314
Aberdeen Asset Management PLC	4,768	24,926
Admiral Group PLC	1,131	20,189
Advanced Medical Solutions Group PLC	1,884	2,231
Aegis Group PLC	4,670	17,688
Afren PLC[a]	6,067	13,459
African Barrick Gold PLC	691	4,720
African Minerals Ltd.[a]	1,436	6,322
Aggreko PLC	1,507	52,199
AMEC PLC	1,790	30,568

Security	Shares	Value

Amerisur Resources PLC[a]	4,705	$3,563
Amlin PLC	2,734	16,438
Andor Technology Ltd.[a]	250	1,700
Anglo American PLC	7,841	240,392
Anglo Pacific Group PLC	699	2,818
Antofagasta PLC	2,229	45,139
ARM Holdings PLC	7,735	82,869
Ashmore Group PLC	1,982	11,613
Ashtead Group PLC	2,863	17,204
ASOS PLC[a]	410	14,895
Associated British Foods PLC	1,971	43,979
AstraZeneca PLC	7,103	329,281
Avanti Communications Group PLC[a]	610	2,624
AVEVA Group PLC	386	12,375
Aviva PLC	16,367	87,384
Avocet Mining PLC	1,262	1,545
AZ Electronic Materials SA	1,987	11,348
Babcock International Group PLC	1,991	31,370
BAE Systems PLC	18,157	91,324
Balfour Beatty PLC	3,821	19,403
Barclays PLC	65,608	240,463
Barratt Developments PLC[a]	5,509	16,828
BBA Aviation PLC	2,818	9,171
Beazley PLC	3,074	8,672
Bellway PLC	699	11,385
Berendsen PLC	1,032	9,360
Berkeley Group Holdings PLC (The)[a]	698	17,115
Betfair Group PLC	448	5,435
BG Group PLC	19,187	354,706
BHP Billiton PLC	11,908	380,906
Big Yellow Group PLC	763	4,204
Blinkx PLC[a]	2,227	2,565
Bodycote PLC	1,163	7,069
Booker Group PLC	8,336	13,765
Bovis Homes Group PLC	808	6,671
Bowleven PLC[a]	1,888	2,228
BP PLC	107,396	766,999
Brewin Dolphin Holdings PLC	1,684	4,900
British American Tobacco PLC	11,031	545,496
British Land Co. PLC	4,545	38,698
British Sky Broadcasting Group PLC	6,155	70,305
Britvic PLC	1,413	8,177
BT Group PLC	43,885	150,240
BTG PLC[a]	1,899	10,451
Bunzl PLC	1,821	30,071
Burberry Group PLC	2,471	46,417
bwin.party digital entertainment PLC[a]	3,706	7,159
Cable & Wireless Communications PLC	14,480	8,746
Cairn Energy PLC	3,375	15,241
Cape PLC	738	3,198
Capita PLC	3,653	42,550
Capital & Counties Properties PLC	3,715	13,538
Capital Shopping Centres Group PLC	3,042	16,320
Carillion PLC	2,448	12,139
Carnival PLC	1,006	39,934
Carpetright PLC[a]	271	3,013
Catlin Group Ltd.	1,910	14,499
Centamin PLC[a]	5,645	5,804
Centrica PLC	29,106	151,974
Chemring Group PLC	1,136	5,741
Chesnara PLC	1,031	3,110
Chime Communications PLC	672	2,338
Cineworld Group PLC	1,183	4,622
Clarkson PLC	114	2,443
Close Brothers Group PLC	850	11,585

18

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

Cobham PLC	5,980	$20,713
COLT Group SAa	1,963	3,495
Compass Group PLC	10,464	114,635
Computacenter PLC	551	3,258
Cookson Group PLC	1,573	14,762
Croda International PLC	756	26,807
CSR PLC	1,167	6,635
Daily Mail & General Trust PLC Class A NVS	1,673	12,863
Dairy Crest Group PLC	895	5,139
Darty PLC	3,394	2,939
De La Rue PLC	575	9,810
Debenhams PLC	7,172	13,831
Derwent London PLC	494	16,411
Development Securities PLC	923	2,379
Devro PLC	1,020	5,387
Diageo PLC	14,127	403,067
Dialight PLC	200	3,586
Dignity PLC	327	4,926
Diploma PLC	681	4,911
Dixons Retail PLC[a]	20,674	6,861
Domino’s Pizza Group PLC	744	6,059
Drax Group PLC	2,037	18,427
DS Smith PLC	5,269	18,115
Dunelm Group PLC	520	5,613
easyJet PLC	905	9,113
Electrocomponents PLC	2,617	8,980
Elementis PLC	2,636	8,888
EnQuest PLC[a]	3,710	6,927
Enterprise Inns PLC[a]	3,042	3,565
Essar Energy PLC[a]	1,911	4,215
Eurasian Natural Resources Corp.	1,469	7,755
Euromoney Institutional Investor PLC	288	3,712
Evraz PLC	1,921	7,310
Experian PLC	5,670	97,741
F&C Asset Management PLC	2,362	3,767
Falkland Oil & Gas Ltd.[a]	2,049	2,047
Faroe Petroleum PLC[a]	1,080	2,645
Fenner PLC	1,172	6,814
Ferrexpo PLC	1,430	4,813
Fidessa Group PLC	218	4,671
Filtrona PLC	1,222	11,281
FirstGroup PLC	2,701	8,290
Fresnillo PLC	1,008	31,163
G4S PLC	7,885	33,092
Galliford Try PLC	494	5,877
Gem Diamonds Ltd.[a]	715	1,944
Genus PLC	360	8,456
GKN PLC	8,693	29,074
GlaxoSmithKline PLC	28,303	632,210
Glencore International PLC	21,510	118,880
Go-Ahead Group PLC (The)	232	4,851
Grainger PLC	2,574	4,578
Great Portland Estates PLC	1,693	12,754
Greencore Group PLC	2,632	3,859
Greene King PLC	1,208	11,560
Greggs PLC	633	4,772
Gulf Keystone Petroleum Ltd.[a]	4,689	14,145
Halfords Group PLC	1,206	6,715
Halma PLC	2,167	14,397
Hammerson PLC	3,838	29,172
Hansteen Holdings PLC	3,834	4,592
Hargreaves Lansdown PLC	1,336	15,884
Hargreaves Services PLC	212	2,476
Hays PLC	8,093	10,626
Helical Bar PLC	922	2,867

Security	Shares	Value

Henderson Group PLC	6,050	$11,404
Heritage Oil PLC[a]	1,063	3,310
Highland Gold Mining Ltd.	1,223	2,059
Hikma Pharmaceuticals PLC	797	9,495
Hill & Smith Holdings PLC	587	3,518
Hiscox Ltd.	2,153	16,663
Hochschild Mining PLC	963	7,680
Home Retail Group PLC	4,649	8,546
Homeserve PLC	1,624	5,774
Howden Joinery Group PLC	3,711	10,164
HSBC Holdings PLC	102,458	1,004,916
Hunting PLC	725	8,743
ICAP PLC	3,067	16,063
IG Group Holdings PLC	2,027	14,222
Imagination Technologies Group PLC[a]	1,199	8,820
IMI PLC	1,802	27,710
Imperial Tobacco Group PLC	5,599	211,074
Inchcape PLC	2,464	15,958
Informa PLC	3,425	22,082
Inmarsat PLC	2,520	22,999
Innovation Group PLC[a]	8,360	2,963
InterContinental Hotels Group PLC	1,506	37,122
Intermediate Capital Group PLC	2,289	11,255
International Personal Finance PLC	1,505	8,413
Interserve PLC	811	5,096
Intertek Group PLC	900	40,874
Invensys PLC	4,580	16,808
Investec PLC	3,006	17,647
IQE PLC[a]	3,974	2,049
ITE Group PLC	1,489	4,635
ITV PLC	20,870	29,100
J Sainsbury PLC	6,716	38,367
Jardine Lloyd Thompson Group PLC	753	9,020
JD Wetherspoon PLC	599	4,840
John Menzies PLC	264	2,580
John Wood Group PLC	1,875	25,661
Johnson Matthey PLC	1,147	41,559
Jupiter Fund Management PLC	1,742	7,347
Kazakhmys PLC	1,186	13,547
Kcom Group PLC	3,389	4,149
Keller Group PLC	413	4,035
Kentz Corp. Ltd.	483	3,202
Kier Group PLC	243	5,042
Kingfisher PLC	13,220	61,658
Kofax PLC[a]	507	2,305
Ladbrokes PLC	4,992	14,412
Laird PLC	1,565	5,300
Lancashire Holdings Ltd.	919	12,777
Land Securities Group PLC	4,247	55,011
Legal & General Group PLC	32,823	70,859
Lloyds Banking Group PLC[a]	238,451	155,872
London & Stamford Property PLC	2,601	4,823
London Mining PLC[a]	929	2,282
London Stock Exchange Group PLC	983	15,449
Lonmin PLC	926	7,653
Lonrho PLC[a]	12,261	2,025
Lookers PLC	1,749	2,141
Majestic Wine PLC	453	3,459
Man Group PLC	10,306	13,025
Marks & Spencer Group PLC	8,928	56,642
Marston’s PLC	3,497	6,907
McBride PLC	1,348	2,975
Mears Group PLC	747	3,538
Meggitt PLC	4,329	26,921
Melrose PLC	6,729	26,126

19

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

Metric Property Investments PLC	2,009	$2,978
Michael Page International PLC	1,704	9,894
Millennium & Copthorne Hotels PLC	883	7,148
Mitchells & Butlers PLC[a]	1,166	6,152
Mitie Group PLC	2,134	10,025
Mondi PLC	2,068	22,722
Moneysupermarket.com Group PLC	1,728	3,730
Monitise PLC[a]	4,006	2,388
Morgan Crucible Co. PLC (The)	1,639	6,654
Morgan Sindall Group PLC	307	3,272
Mothercare PLC	553	2,472
N Brown Group PLC	952	5,155
National Express Group PLC	2,471	6,776
National Grid PLC	20,067	228,404
New World Resources PLC Class A	601	2,484
Next PLC	920	52,854
Northgate PLC	880	3,590
Ocado Group PLC[a]	2,234	2,321
Old Mutual PLC	27,230	75,455
Ophir Energy PLC[a]	1,336	11,935
Pace PLC	1,634	4,896
Pan African Resources PLC	7,648	2,064
Paragon Group of Companies PLC	1,891	7,628
Patagonia Gold PLC[a]	3,242	1,149
Pearson PLC	4,580	91,864
Pendragon PLC[a]	10,009	2,258
Pennon Group PLC	2,011	23,230
Persimmon PLC	1,695	21,709
Petra Diamonds Ltd.[a]	2,069	3,317
Petrofac Ltd.	1,452	37,522
Petropavlovsk PLC	976	6,341
Phoenix Group Holdings	535	4,260
Playtech Ltd.	914	6,238
Premier Farnell PLC	2,295	6,119
Premier Foods PLC[a]	1,438	2,473
Premier Oil PLC[a]	2,945	16,639
Primary Health Properties PLC	727	4,029
Provident Financial PLC	774	17,108
Prudential PLC	14,367	196,394
PZ Cussons PLC	1,608	8,769
QinetiQ Group PLC	3,794	12,041
Quintain Estates and Development PLC[a]	3,314	2,856
Randgold Resources Ltd.	488	58,178
Rank Group PLC	600	1,416
Rathbone Brothers PLC	265	5,533
Reckitt Benckiser Group PLC	3,658	220,996
Redrow PLC[a]	1,666	4,235
Reed Elsevier PLC	6,827	66,652
Regus PLC	3,913	6,323
Renishaw PLC	212	6,025
Rentokil Initial PLC	10,347	14,661
Resolution Ltd.	7,610	26,764
Restaurant Group PLC (The)	1,199	7,240
Rexam PLC	4,870	35,047
Rightmove PLC	583	15,131
Rio Tinto PLC	7,562	378,214
Rockhopper Exploration PLC[a]	1,643	4,169
Rolls-Royce Holdings PLC	10,536	145,043
Rotork PLC	487	17,873
Royal Bank of Scotland Group PLC[a]	11,779	52,375
Royal Dutch Shell PLC Class A	20,779	711,365
Royal Dutch Shell PLC Class B	15,001	529,386
RPC Group PLC	1,026	6,999
RPS Group PLC	1,329	5,008
RSA Insurance Group PLC	19,129	34,608

Security	Shares	Value

RusPetro PLC[a]	903	$1,498
SABMiller PLC	5,390	230,505
Sage Group PLC (The)	7,007	35,074
Salamander Energy PLC[a]	1,448	4,491
Savills PLC	746	4,866
Schroders PLC	626	15,370
SDL PLC	485	4,145
SEGRO PLC	4,064	15,556
Senior PLC	2,447	7,672
Serco Group PLC	2,768	25,262
Severn Trent PLC	1,324	34,256
Shaftesbury PLC	1,385	12,228
Shanks Group PLC	2,953	3,880
Shire PLC	3,162	88,791
SIG PLC	3,370	5,684
Sirius Minerals PLC[a]	7,127	2,497
Smith & Nephew PLC	4,979	52,540
Smiths Group PLC	2,191	37,275
SOCO International PLC[a]	1,228	6,683
Songbird Estates PLC[a]	1,206	2,264
Spectris PLC	666	18,541
Speedy Hire PLC	5,041	2,619
Spirax-Sarco Engineering PLC	447	13,935
Spirent Communications PLC	3,925	9,087
Spirit Pub Co. PLC	4,065	3,962
Sportingbet PLC	4,013	3,459
Sports Direct International PLC[a]	1,009	6,484
SSE PLC	5,288	123,359
St James’s Place PLC	1,147	7,336
St. Modwen Properties PLC	1,016	3,295
Stagecoach Group PLC	2,367	10,464
Standard Chartered PLC	13,509	318,511
Standard Life PLC	13,177	61,988
SThree PLC	681	3,294
Stobart Group Ltd.	1,910	3,302
SuperGroup PLC[a]	190	2,046
Synergy Health PLC	342	5,119
TalkTalk Telecom Group PLC	2,786	8,528
Tate & Lyle PLC	2,564	29,989
Taylor Wimpey PLC	18,197	17,912
Telecity Group PLC	1,152	16,731
Telecom plus PLC	330	4,519
Tesco PLC	45,250	233,171
Thomas Cook Group PLC[a]	5,780	1,909
Travis Perkins PLC	1,375	23,924
TT electronics PLC	1,169	2,354
TUI Travel PLC	2,447	9,895
Tullett Prebon PLC	1,340	5,898
Tullow Oil PLC	5,106	115,493
UBM PLC	1,418	15,980
Ultra Electronics Holdings PLC	404	11,019
Unilever PLC	7,218	268,736
UNITE Group PLC	1,042	4,752
United Utilities Group PLC	3,779	41,217
Valiant Petroleum PLC[a]	284	1,945
Vectura Group PLC[a]	2,193	3,074
Vedanta Resources PLC	608	11,108
Victrex PLC	471	10,813
Vodafone Group PLC	278,350	754,493
W.S. Atkins PLC	630	7,247
Weir Group PLC (The)	1,193	33,481
WH Smith PLC	770	7,704
Whitbread PLC	976	36,951
William Hill PLC	3,845	20,937
Wm Morrison Supermarkets PLC	12,884	55,607

20

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

October 31, 2012

Security	Shares	Value

Wolfson Microelectronics PLC[a]	753	$2,523
Wolseley PLC	1,602	69,917
Workspace Group PLC	826	4,072
WPP PLC	7,096	91,399
Xchanging PLC[a]	1,541	2,750
Xcite Energy Ltd.[a]	1,455	2,420
Xstrata PLC	11,867	187,188
Yule Catto & Co. PLC	1,631	3,863

		15,253,844

TOTAL COMMON STOCKS (Cost: $67,666,133)		65,818,919

INVESTMENT COMPANIES — 0.02%

AUSTRALIA — 0.02%
Australian Infrastructure Fund	3,536	10,890

		10,890

TOTAL INVESTMENT COMPANIES (Cost: $10,980)		10,890

PREFERRED STOCKS — 0.56%

GERMANY — 0.56%
Bayerische Motoren Werke AG	256	14,165
Biotest AG	34	1,982
Draegerwerk AG & Co. KGaA	33	3,228
Fuchs Petrolub AG	196	13,832
Henkel AG & Co. KGaA	982	78,397
Jungheinrich AG	90	2,974
Porsche Automobil Holding SE	862	57,212
ProSiebenSat.1 Media AG	502	13,985
RWE AG NVS	185	7,660
Sartorius AG	48	4,012
Sixt AG	81	1,241
Sto AG	14	1,970
Volkswagen AG	809	167,309

		367,967
ITALY — 0.00%
Unipol Gruppo Finanziario SpA	1,513	2,437

		2,437
UNITED KINGDOM — 0.00%
McBride PLC Class B	40,440	65
Rolls-Royce Holdings PLC Class Ca	800,736	1,290

		1,355

TOTAL PREFERRED STOCKS (Cost: $362,201)		371,759

Security	Shares	Value

RIGHTS — 0.00%

HONG KONG — 0.00%
Esprit Holdings Ltd.[a]	3,600	$967

		967

TOTAL RIGHTS (Cost: $0)		967

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	132,817	132,817

		132,817

TOTAL SHORT-TERM INVESTMENTS
(Cost: $132,817)		132,817

TOTAL INVESTMENTS IN SECURITIES — 99.96%
(Cost: $68,172,131)		66,335,352
Other Assets, Less Liabilities — 0.04%		28,613

NET ASSETS — 100.00%		$66,363,965

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

21

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 94.86%

AUSTRALIA — 6.20%
Abacus Property Group	2,302	$4,965
Acrux Ltd.	1,049	3,524
Adelaide Brighton Ltd.	1,910	6,278
AGL Energy Ltd.	1,889	28,481
ALS Ltd.	1,239	11,910
Alumina Ltd.	9,205	9,211
Amcor Ltd.	4,163	34,103
AMP Ltd.	10,182	48,462
Ansell Ltd.	530	8,574
APA Group	2,286	12,232
Aquila Resources Ltd.[a]	919	2,563
ARB Corp. Ltd.	492	5,240
Ardent Leisure Group	3,279	4,811
Aristocrat Leisure Ltd.	1,719	5,027
Arrium Ltd.	6,167	5,020
Asciano Group	3,457	16,346
ASX Ltd.	582	17,924
Atlas Iron Ltd.	3,661	5,827
Aurora Oil and Gas Ltd.[a]	1,502	6,090
Ausdrill Ltd.	1,265	3,738
Australand Property Group	951	2,978
Australia and New Zealand Banking Group Ltd.	9,562	252,345
Automotive Holdings Group	1,077	3,563
AWE Ltd.	2,669	3,681
Bank of Queensland Ltd.	985	7,742
Beach Energy Ltd.	4,691	6,713
Beadell Resources Ltd.[a]	3,223	3,242
Bendigo and Adelaide Bank Ltd.	1,342	11,244
BHP Billiton Ltd.	11,564	410,702
Billabong International Ltd.	2,568	2,357
BlueScope Steel Ltd.[a]	13,123	6,464
Boart Longyear Group	2,163	3,275
Boral Ltd.	2,797	10,412
Bradken Ltd.	814	4,170
Brambles Ltd.	5,522	41,571
Buru Energy Ltd.[a]	847	2,442
BWP Trust	2,943	6,378
Cabcharge Australia Ltd.	969	5,948
Caltex Australia Ltd.	476	8,411
Cardno Ltd.	664	5,536
carsales.com Ltd.	805	6,227
Centro Retail Australia	3,704	8,258
CFS Retail Property Trust Group	5,868	11,896
Challenger Ltd.	2,099	7,030
Charter Hall Group	1,213	4,012
Charter Hall Retail REIT	1,538	5,789
Coca-Cola Amatil Ltd.	2,001	27,908
Cochlear Ltd.	208	15,355
Commonwealth Bank of Australia	5,696	341,098
Commonwealth Property Office Fund	7,945	8,898
Computershare Ltd.	1,545	13,922
Consolidated Media Holdings Ltd.	768	2,732
Crown Ltd.	1,273	12,831
CSL Ltd.	1,879	92,550
CSR Ltd.	3,018	5,477
Cudeco Ltd.[a]	609	2,949

Security	Shares	Value

David Jones Ltd.	2,156	$5,969
Decmil Group Ltd.	1,121	3,011
Dexus Property Group	14,249	14,554
Discovery Metals Ltd.[a]	2,184	3,918
Downer EDI Ltd.[a]	1,740	6,477
Drillsearch Energy Ltd.[a]	1,763	2,770
DUET Group	4,051	8,779
DuluxGroup Ltd.	1,861	6,831
Echo Entertainment Group Ltd.	2,572	9,361
Emeco Holdings Ltd.	5,877	4,235
Envestra Ltd.	4,020	3,773
Evolution Mining Ltd.[a]	1,930	3,993
Fairfax Media Ltd.	11,735	4,807
Fleetwood Corp. Ltd.	494	5,276
FlexiGroup Ltd.	896	3,679
Flight Centre Ltd.	190	5,241
Fortescue Metals Group Ltd.	5,135	21,725
G.U.D Holdings Ltd.	717	6,238
Goodman Fielder Ltd.[a]	8,742	5,303
Goodman Group	5,234	24,043
GPT Group	4,066	15,010
GrainCorp Ltd. Class A	815	10,370
GWA Group Ltd.	2,559	4,630
Harvey Norman Holdings Ltd.	2,146	4,239
iiNET Ltd.	1,018	4,391
Iluka Resources Ltd.	1,487	15,296
Incitec Pivot Ltd.	5,735	18,792
Independence Group NL	1,071	4,431
Industrea Ltd.	2,692	3,517
Insurance Australia Group Ltd.	7,136	33,965
Integra Mining Ltd.[a]	5,395	3,021
Investa Office Fund	2,169	6,680
Invocare Ltd.	600	5,481
IOOF Holdings Ltd.	885	5,800
Iress Ltd.	632	5,020
James Hardie Industries SE	1,531	14,653
JB Hi-Fi Ltd.	485	5,155
Karoon Gas Australia Ltd.[a]	727	4,207
Kingsgate Consolidated Ltd.	595	3,387
Leighton Holdings Ltd.	535	9,930
Lend Lease Group	1,773	15,940
Lynas Corp. Ltd.[a]	6,746	5,107
M2 Telecommunications Group Ltd.	1,016	4,035
Macquarie Atlas Roads Group[a]	2,959	4,741
Macquarie Group Ltd.	1,178	38,967
McMillan Shakespeare Ltd.	299	4,000
Mermaid Marine Australia Ltd.	1,591	5,345
Mesoblast Ltd.[a]	589	3,524
Metcash Ltd.	3,076	11,674
Mineral Deposits Ltd.[a]	560	2,845
Mineral Resources Ltd.	580	5,220
Mirvac Group	10,945	17,081
Monadelphous Group Ltd.	309	6,761
Mount Gibson Iron Ltd.	4,211	3,078
Myer Holdings Ltd.	2,634	5,340
National Australia Bank Ltd.	8,013	214,291
Navitas Ltd.	742	3,170
Newcrest Mining Ltd.	2,770	75,916
Northern Star Resources Ltd.	1,968	2,622
NRW Holdings Ltd.	1,491	3,169
Nufarm Ltd.	684	4,078
Orica Ltd.	1,278	33,290
Origin Energy Ltd.	3,950	46,530

22

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

OZ Minerals Ltd.	1,161	$9,860
Pacific Brands Ltd.	6,219	3,998
Paladin Energy Ltd.[a]	3,524	4,148
PanAust Ltd.	1,861	6,426
Perpetual Ltd.	192	5,563
Perseus Mining Ltd.[a]	1,898	5,038
Pharmaxis Ltd.[a]	2,336	3,125
Platinum Asset Management Ltd.	933	3,522
Premier Investments Ltd.	613	3,916
Primary Health Care Ltd.	1,910	7,704
Qantas Airways Ltd.[a]	4,317	5,954
QBE Insurance Group Ltd.	4,244	58,003
QR National Ltd.	5,959	23,110
Qube Logistics Holdings Ltd.	2,358	3,790
Ramsay Health Care Ltd.	461	11,358
REA Group Ltd.	231	4,132
Regis Resources Ltd.[a]	1,044	5,813
Resolute Mining Ltd.	2,672	5,292
Rio Tinto Ltd.	1,558	91,990
SAI Global Ltd.	1,294	5,448
Sandfire Resources NLa	456	3,986
Santos Ltd.	3,387	40,425
Seek Ltd.	1,150	7,978
Senex Energy Ltd.[a]	4,108	3,152
Seven West Media Ltd.	2,930	3,691
Sigma Pharmaceuticals Ltd.	6,479	4,535
Silex Systems Ltd.[a]	693	2,501
Silver Lake Resources Ltd.[a]	928	3,378
Sims Metal Management Ltd.	688	6,720
Skilled Group Ltd.	1,556	4,292
SMS Management & Technology Ltd.	871	4,498
Sonic Healthcare Ltd.	1,314	17,713
Southern Cross Media Group Ltd.	3,783	4,080
SP AusNet	5,791	6,365
Spark Infrastructure Group	4,562	7,995
St Barbara Ltd.[a]	2,086	4,099
Stockland Corp. Ltd.	7,663	27,494
Suncorp Group Ltd.	4,540	44,253
Super Retail Group Ltd.	572	5,344
Sydney Airport	926	3,255
Tabcorp Holdings Ltd.	2,499	7,359
Tatts Group Ltd.	4,242	12,316
Telstra Corp. Ltd.	15,198	65,245
Ten Network Holdings Ltd.	9,907	2,876
Toll Holdings Ltd.	2,481	11,423
TPG Telecom Ltd.	1,046	2,592
Transfield Services Ltd.	2,656	4,379
Transpacific Industries Group Ltd.[a]	3,835	3,042
Transurban Group	4,525	28,529
Treasury Wine Estates Ltd.	2,254	11,546
Troy Resources Ltd.	742	3,401
UGL Ltd.	651	7,210
Wesfarmers Ltd.	3,608	130,085
Western Areas NL	813	3,693
Westfield Group	7,527	83,203
Westfield Retail Trust	9,424	30,294
Westpac Banking Corp.	10,924	288,968
Whitehaven Coal Ltd.	1,791	5,664
Woodside Petroleum Ltd.	2,359	84,148
Woolworths Ltd.	4,406	134,368
WorleyParsons Ltd.	730	18,675
Wotif.com Holdings Ltd.	736	3,549

		3,867,623

Security	Shares	Value

AUSTRIA — 0.27%
AMAG Austria Metall AGb	74	$2,052
Andritz AG	267	16,078
Atrium European Real Estate Ltd.	801	4,526
CA Immobilien Anlagen AG	335	4,147
conwert Immobilien Invest SE	320	3,707
Erste Group Bank AGa	811	20,361
EVN AG	216	3,054
Flughafen Wien AG	55	2,492
IMMOFINANZ AG	3,398	13,121
Lenzing AG	44	3,911
Mayr-Melnhof Karton AG	42	4,153
Oesterreichische Post AG	142	5,469
OMV AG	571	20,865
Raiffeisen International Bank Holding AG	188	7,515
RHI AG	120	3,390
S IMMO AG	658	4,200
Schoeller-Bleckmann Oilfield Equipment AG	47	4,534
Semperit AG Holding	66	2,781
Strabag SE	109	2,737
Telekom Austria AG	873	5,498
Verbund AG	294	6,840
Vienna Insurance Group AG	168	7,212
voestalpine AG	430	13,540
Wienerberger AG	574	4,115

		166,298
BELGIUM — 0.81%
Ackermans & van Haaren NV	88	7,154
Ageas	808	20,558
Anheuser-Busch InBev NV	2,894	241,916
Barco NV	63	4,327
Befimmo SCA	102	6,212
Bekaert NV	168	4,585
Belgacom SA	477	13,938
Cofinimmo SA	64	7,276
Colruyt SA	256	11,690
Compagnie d’Entreprises CFE SA	92	4,525
Delhaize Group SA	365	13,950
Elia System Operator SA	115	4,698
EVS Broadcast Equipment SA	121	7,010
Galapagos NVa	168	3,416
GIMV NV	133	6,427
Groupe Bruxelles Lambert SA	268	19,781
KBC Groep NV	577	13,540
Kinepolis Group NV	49	4,888
Mobistar SA	129	3,412
Nyrstar NV	685	3,985
SA D’Ieteren NV	84	4,061
SIPEF NV	55	4,187
Solvay SA	208	25,001
Telenet Group Holding NV	191	8,755
Tessenderlo Chemie NV	177	5,126
ThromboGenics NVa	152	7,270
UCB SA	384	22,391
Umicore SA	401	20,574
Warehouses De Pauw SCA	97	5,313

		505,966

23

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

BRAZIL — 1.39%
Abril Educacao SA	100	$1,808
Aliansce Shopping Centers SA	400	4,551
ALL - America Latina Logistica SA	1,700	7,737
Amil Participacoes SA	500	7,524
Anhanguera Educacional Participacoes SA	400	7,014
Arezzo Industria e Comercio SA	200	3,571
Autometal SA	200	1,675
B2W Companhia Global do Varejo[a]	400	1,947
Banco do Brasil SA	2,000	21,348
Banco Santander (Brasil) SA Units	2,700	18,553
BM&F Bovespa SA	6,400	40,982
BR Malls Participacoes SA	1,400	18,412
BR Properties SA	600	7,861
Brasil Brokers Participacoes SA	900	2,527
Brasil Insurance Participacoes e Administracao SA	300	2,651
BRF - Brasil Foods SA	2,400	43,681
Brookfield Incorporacoes SA	1,400	2,448
CCR SA	3,100	27,272
Centrais Eletricas Brasileiras SA	1,200	6,591
CETIP SA - Mercados Organizados	700	8,068
Cielo SA	1,000	24,752
Companhia de Saneamento Basico do Estado de Sao Paulo	400	16,941
Companhia de Saneamento de Minas Gerais SA	200	4,723
Companhia Hering SA	500	11,492
Companhia Siderurgica Nacional SA	2,700	14,935
Cosan SA Industria e Comercio	400	7,674
CPFL Energia SA	800	9,300
Cyrela Brazil Realty SA	1,100	9,330
Diagnosticos da America SA	1,000	6,650
Duratex SA	900	6,264
EcoRodovias Infraestrutura e Logistica SA	600	5,243
EDP Energias do Brasil SA	900	5,630
Embraer SA	1,900	13,290
Equatorial Energia SA	400	3,547
Estacio Participacoes SA	200	3,813
Eternit SA	1,000	4,138
Even Construtora e Incorporadora SA	800	3,192
EZ TEC Empreendimentos e Participacoes SA	200	2,630
Fibria Celulose SAa	900	7,643
Fleury SA	300	3,530
Gafisa SAa	1,900	3,491
Grendene SA	400	3,024
Helbor Empreendimentos SA	500	2,820
HRT Participacoes em Petroleo SAa	1,200	3,606
Hypermarcas SAa	1,300	10,342
Iochpe-Maxion SA	300	3,680
JBS SAa	1,500	4,854
JHSF Participacoes SA	500	2,172
Julio Simoes Logistica SA	400	2,325
Kroton Educacional SAa	300	6,000
Light SA	200	2,153
LLX Logistica SAa	1,900	2,124
Localiza Rent A Car SA	500	8,768
Lojas Renner SA	400	14,817
LPS Brasil - Consultoria de Imoveis SA	200	3,438
Magazine Luiza SA	400	2,228
Marfrig Alimentos SAa	500	2,586
Mills Estruturas e Servicos de Engenharia SA	300	4,602
MMX Mineracao e Metalicos SAa	1,100	2,178
MPX Energia SAa	600	3,171
MRV Engenharia e Participacoes SA	1,200	6,088

Security	Shares	Value

Multiplan Empreendimentos Imobiliarios SA	200	$5,862
Multiplus SA	200	4,649
Natura Cosmeticos SA	600	16,004
Obrascon Huarte Lain Brasil SA	400	3,763
Odontoprev SA	1,000	5,172
OGX Petroleo e Gas Participacoes SAa	4,700	10,904
Oi SA	900	4,256
PDG Realty SA Empreendimentos e Participacoes	4,300	7,244
Petroleo Brasileiro SA	10,900	115,435
Porto Seguro SA	400	4,256
Raia Drogasil SA	700	7,706
Restoque Comercio e Confeccoes de Roupas SA	600	2,559
Rossi Residencial SA	1,000	2,103
Santos Brasil Participacoes SA	200	2,877
Sao Martinho SA	200	2,500
SLC Agricola SA	300	2,867
Sonae Sierra Brasil SA	200	3,349
Souza Cruz SA	1,300	16,969
Sul America SA Units	500	3,941
Tecnisa SA	600	2,483
Tegma Gestao Logistica SA	200	3,448
TIM Participacoes SA	3,000	10,640
Totvs SA	400	8,137
Tractebel Energia SA	500	8,620
Ultrapar Participacoes SA	1,200	25,180
Vale SA	4,900	90,390
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	200	3,766

		870,485
CANADA — 8.43%
Advantage Oil & Gas Ltd.[a]	784	2,824
Aecon Group Inc.	300	3,455
AG Growth International Inc.	119	3,811
AGF Management Ltd. Class B	378	3,771
Agnico-Eagle Mines Ltd.	618	34,866
Aimia Inc.	604	9,040
Alacer Gold Corp.[a]	822	4,507
Alamos Gold Inc.	438	8,567
Alaris Royalty Corp.	280	6,303
Algonquin Power & Utilities Corp.	562	3,885
Alimentation Couche-Tard Inc. Class B	442	21,695
Allied Properties Real Estate Investment Trust	100	3,162
AltaGas Ltd.	336	11,312
ARC Resources Ltd.	1,022	24,796
Argonaut Gold Inc.[a]	366	3,893
Artis Real Estate Investment Trust	165	2,697
Astral Media Inc. Class A	197	8,057
ATCO Ltd. Class I NVS	141	10,410
Athabasca Oil Corp.[a]	1,115	13,487
Atlantic Power Corp.	469	7,020
ATS Automation Tooling Systems Inc.[a]	385	3,582
AuRico Gold Inc.[a]	1,002	8,361
Aurizon Mines Ltd.[a]	719	3,287
B2Gold Corp.[a]	1,211	5,004
Bank of Montreal	2,313	136,582
Bank of Nova Scotia	3,954	214,612
Bankers Petroleum Ltd.[a]	1,019	2,895
Banro Corp.[a]	776	3,587
Barrick Gold Corp.	3,626	146,527
Baytex Energy Corp.	423	19,235
BCE Inc.	895	39,095

24

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

Bell Aliant Inc.	234	$6,349
Bellatrix Exploration Ltd.[a]	633	2,635
Birchcliff Energy Ltd.[a]	405	3,319
Bird Construction Inc.	278	4,055
Black Diamond Group Ltd.	188	4,059
BlackPearl Resources Inc.[a]	1,105	3,770
Boardwalk Real Estate Investment Trust	74	4,758
Bombardier Inc. Class B	4,897	18,618
Bonavista Energy Corp.	581	10,411
Bonterra Energy Corp.	92	4,124
Brookfield Asset Management Inc. Class A	1,998	68,726
Brookfield Office Properties Inc.	889	13,680
CAE Inc.	829	9,115
Calfrac Well Services Ltd.	167	3,828
Calloway Real Estate Investment Trust	141	4,084
Cameco Corp.	1,435	27,810
Canadian Apartment Properties Real Estate Investment Trust	138	3,380
Canadian Energy Services & Technology Corp.	323	3,309
Canadian Imperial Bank of Commerce	1,455	114,362
Canadian National Railway Co.	1,586	136,845
Canadian Natural Resources Ltd.	3,975	119,707
Canadian Oil Sands Ltd.	1,721	36,503
Canadian Pacific Railway Ltd.	620	56,994
Canadian Real Estate Investment Trust	110	4,583
Canadian Tire Corp. Ltd. Class A	278	19,876
Canadian Utilities Ltd. Class A	204	13,675
Canadian Western Bank	281	8,311
Canexus Corp.	506	4,344
Canfor Corp.[a]	337	4,801
Canyon Services Group Inc.	271	2,896
Capital Power Corp.	270	5,784
Capstone Mining Corp.[a]	1,181	2,919
Catamaran Corp.[a]	700	32,846
CCL Industries Inc. Class B	144	5,328
Celestica Inc.[a]	746	5,411
Celtic Exploration Ltd.[a]	324	8,454
Cenovus Energy Inc.	2,752	97,001
Centerra Gold Inc.	603	6,835
CGI Group Inc. Class Aa	786	20,548
Chartwell Seniors Housing Real Estate Investment Trust	244	2,507
China Gold International Resources Corp. Ltd.[a]	611	2,598
CI Financial Corp.	532	12,423
Cineplex Inc.	254	7,878
CML HealthCare Inc.	541	4,585
Cogeco Cable Inc.	90	3,436
Colossus Minerals Inc.[a]	557	3,160
Cominar Real Estate Investment Trust	126	3,007
Continental Gold Ltd.[a]	352	3,349
Corus Entertainment Inc. Class B	331	7,488
Cott Corp.[a]	508	3,878
Crescent Point Energy Corp.	1,136	47,168
Crew Energy Inc.[a]	420	3,231
Davis & Henderson Corp.	279	5,851
Denison Mines Corp.[a]	1,814	2,341
Detour Gold Corp.[a]	413	11,628
Dollarama Inc.	221	13,950
Dorel Industries Inc. Class B	126	4,502
Dundee Corp. Class Aa	199	4,997
Dundee Precious Metals Inc.[a]	394	3,623
Dundee Real Estate Investment Trust	119	4,364
Eldorado Gold Corp.	2,438	36,003
Empire Co. Ltd. Class A	110	6,404
Enbridge Inc.	2,715	107,948

Security	Shares	Value

Enbridge Income Fund Holdings Inc.	209	$4,862
Encana Corp.	2,634	59,295
Endeavour Mining Corp.[a]	1,237	2,847
Endeavour Silver Corp.[a]	379	3,439
EnerCare Inc.	435	3,704
Enerflex Ltd.	375	4,326
Enerplus Corp.	707	11,353
Ensign Energy Services Inc.	489	7,304
Extendicare Inc.	485	3,964
Fairfax Financial Holdings Ltd.	72	26,690
Finning International Inc.	615	14,429
First Capital Realty Inc.	210	3,887
First Majestic Silver Corp.[a]	420	9,703
First Quantum Minerals Ltd.	1,712	38,454
FirstService Corp.[a]	162	4,653
Fortis Inc.	674	22,772
Fortuna Silver Mines Inc.[a]	570	3,159
Franco-Nevada Corp.	514	29,575
Freehold Royalties Ltd.	217	4,403
Gabriel Resources Ltd.[a]	1,196	2,896
Genivar Inc.	189	4,124
Genworth MI Canada Inc.	154	3,152
George Weston Ltd.	189	12,261
Gibson Energy Inc.	380	8,729
Gildan Activewear Inc.	414	14,087
Goldcorp Inc.	2,938	132,717
Golden Star Resources Ltd.[a]	1,321	2,657
Great-West Lifeco Inc.	1,025	23,587
H&R Real Estate Investment Trust	250	6,036
Harry Winston Diamond Corp.[a]	326	4,674
Home Capital Group Inc.	137	6,970
HudBay Minerals Inc.	610	5,658
Husky Energy Inc.	1,249	33,802
IAMGOLD Corp.	1,346	20,873
IGM Financial Inc.	378	14,988
Imperial Metals Corp.[a]	205	2,619
Imperial Oil Ltd.	1,093	48,324
Industrial Alliance Insurance and Financial Services Inc.	334	9,139
Inmet Mining Corp.	189	9,738
Innergex Renewable Energy Inc.	447	4,857
Intact Financial Corp.	455	27,883
Ithaca Energy Inc.[a]	1,242	2,398
Jean Coutu Group PJC Inc. (The) Class A	282	4,235
Just Energy Group Inc.	534	5,460
Keyera Corp.	284	13,775
Killam Properties Inc.	414	5,339
Kinross Gold Corp.	4,085	40,543
Kirkland Lake Gold Inc.[a]	288	2,841
Laurentian Bank of Canada	141	6,271
Legacy Oil & Gas Inc. Class Aa	516	3,686
Linamar Corp.	191	4,204
Loblaw Companies Ltd.	401	13,890
Lundin Mining Corp.[a]	1,766	9,188
MacDonald Dettwiler & Associates Ltd.	122	6,835
MAG Silver Corp.[a]	225	2,863
Magna International Inc. Class A	792	35,182
Major Drilling Group International	347	3,586
Manitoba Telecom Services Inc.	79	2,650
Manulife Financial Corp.	6,477	79,966
Maple Leaf Foods Inc.	394	4,376
Medical Facilities Corp.	397	5,640
MEG Energy Corp.[a]	456	16,643
Methanex Corp.	348	10,424

25

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

Metro Inc. Class A	348	$20,514
Morguard Real Estate Investment Trust	210	3,782
Morneau Shepell Inc.	429	5,515
Mullen Group Ltd.	320	6,631
National Bank of Canada	572	44,169
Nevsun Resources Ltd.	769	3,639
New Gold Inc.[a]	1,622	18,971
Newalta Corp.	304	4,273
Nexen Inc.	1,910	45,576
Niko Resources Ltd.	215	2,736
Norbord Inc.[a]	140	2,908
North West Co. Inc. (The)	254	5,947
Northern Property Real Estate Investment Trust	115	3,606
Northland Power Inc.	307	5,947
Novagold Resources Inc.[a]	830	4,028
OceanaGold Corp.[a]	1,051	3,680
Onex Corp.	333	13,393
Open Text Corp.[a]	226	12,138
Osisko Mining Corp.[a]	1,376	13,505
Pacific Rubiales Energy Corp.	1,054	24,771
Paladin Labs Inc.[a]	83	3,539
Pan American Silver Corp.	568	12,451
Paramount Resources Ltd. Class Aa	174	5,884
Parex Resources Inc.[a]	567	2,547
Parkland Fuel Corp.	315	5,370
Pason Systems Inc.	288	4,688
Pembina Pipeline Corp.	1,024	28,615
Pengrowth Energy Corp.	1,613	9,667
Penn West Petroleum Ltd.	1,658	21,515
PetroBakken Energy Ltd. Class A	258	3,255
Petrobank Energy and Resources Ltd.[a]	370	5,079
Petrominerales Ltd.	396	3,174
Peyto Exploration & Development Corp.	469	11,449
Poseidon Concepts Corp.	293	4,330
Potash Corp. of Saskatchewan Inc.	3,115	125,130
Power Corp. of Canada	1,221	29,600
Power Financial Corp.	897	23,136
Precision Drilling Corp.[a]	845	6,045
Premier Gold Mines Ltd.[a]	560	3,143
Pretium Resources Inc.[a]	271	3,671
Primaris Retail Real Estate Investment Trust	133	3,115
Progress Energy Resources Corp.	657	13,225
Progressive Waste Solutions Ltd.	444	8,587
Quebecor Inc. Class B	186	6,484
Rainy River Resources Ltd.[a]	479	2,607
Reitmans Canada Ltd. Class A	305	3,790
Research In Motion Ltd.[a]	1,765	13,915
RioCan Real Estate Investment Trust	429	11,692
Ritchie Bros. Auctioneers Inc.	363	8,044
Rogers Communications Inc. Class B	1,407	61,714
Romarco Minerals Inc.[a]	2,533	2,408
RONA Inc.	458	4,701
Royal Bank of Canada	5,167	294,356
Rubicon Minerals Corp.[a]	1,092	3,868
Russel Metals Inc.	234	6,532
Sabina Gold & Silver Corp.[a]	642	1,863
Saputo Inc.	470	20,610
Savanna Energy Services Corp.	451	3,136
Seabridge Gold Inc.[a]	180	3,083
Secure Energy Services Inc.[a]	420	4,013
SEMAFO Inc.	1,024	4,098
Shaw Communications Inc. Class B	1,338	29,129
ShawCor Ltd. Class A	216	9,617

Security	Shares	Value

Sherritt International Corp.	987	$4,266
Shoppers Drug Mart Corp.	745	31,030
Silver Standard Resources Inc.[a]	333	5,054
Silver Wheaton Corp.	1,286	51,787
Silvercorp Metals Inc.	657	4,069
SNC-Lavalin Group Inc.	542	21,816
Southern Pacific Resource Corp.[a]	2,050	2,769
Stantec Inc.	193	6,643
Sun Life Financial Inc.	2,118	52,489
Suncor Energy Inc.	5,662	189,885
Superior Plus Corp.	445	4,345
Surge Energy Inc.[a]	390	2,634
Tahoe Resources Inc.[a]	313	6,376
Talisman Energy Inc.	3,694	41,837
Tanzanian Royalty Exploration Corp.[a]	521	2,632
Taseko Mines Ltd.[a]	970	2,649
Teck Resources Ltd. Class B	2,083	66,064
TELUS Corp. NVS	529	33,995
Thompson Creek Metals Co. Inc.[a]	1,033	2,708
Thomson Reuters Corp.	1,382	38,881
Tim Hortons Inc.	544	26,985
TMX Group Ltd.[a]	79	4,037
Torex Gold Resources Inc.[a]	1,619	3,369
Toromont Industries Ltd.	305	5,981
Toronto-Dominion Bank (The)	3,270	265,755
Torstar Corp. Class B	399	3,214
Total Energy Services Inc.	275	4,168
Tourmaline Oil Corp.[a]	452	14,923
TransAlta Corp.	894	14,240
TransCanada Corp.	2,564	115,361
Transcontinental Inc. Class A	379	3,906
TransForce Inc.	294	5,362
TransGlobe Energy Corp.[a]	308	3,316
Trican Well Service Ltd.	564	6,726
Trilogy Energy Corp.	194	5,307
Trinidad Drilling Ltd.	520	3,444
Turquoise Hill Resources Ltd.[a]	1,432	11,190
Twin Butte Energy Ltd.	913	2,713
Uranium One Inc.[a]	1,708	3,708
Valeant Pharmaceuticals International Inc.[a]	1,057	59,010
Valener Inc.	421	6,706
Veresen Inc.	716	9,234
Vermilion Energy Inc.	330	15,765
Viterra Inc.	1,106	17,417
Wajax Corp.	104	4,651
West Fraser Timber Co. Ltd.	128	7,747
Westport Innovations Inc.[a]	179	4,997
Whitecap Resources Inc.[a]	459	3,651
Wi-Lan Inc.	702	3,737
Yamana Gold Inc.	2,679	54,062

		5,260,497
CHILE — 0.02%
Banco de Chile SP ADR	23	2,034
Banco Santander (Chile) SA SP ADR	90	2,447
Empresa Nacional de Electricidad SA SP ADR	74	3,542
Sociedad Quimica y Minera de Chile SA Series B SP ADR	33	1,909

		9,932
CHINA — 4.25%
Agile Property Holdings Ltd.	6,000	6,821

26

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

Agricultural Bank of China Ltd. Class H	79,000	$34,250
Ajisen (China) Holdings Ltd.	4,000	2,766
Aluminum Corp. of China Ltd. Class Ha	16,000	6,999
Angang Steel Co. Ltd. Class Ha	6,000	3,600
Anhui Conch Cement Co. Ltd. Class H	4,500	15,561
Anta Sports Products Ltd.	4,000	3,406
Anxin-China Holdings Ltd.	16,000	3,551
Asian Citrus Holdings Ltd.	5,000	2,800
AviChina Industry & Technology Co. Ltd. Class H	8,000	3,283
Bank of China Ltd. Class H	274,000	112,781
Bank of Communications Co. Ltd. Class H	27,000	19,301
BBMG Corp. Class H	4,500	3,867
Beijing Capital International Airport Co. Ltd. Class H	8,000	5,151
Beijing Enterprises Holdings Ltd.	2,000	12,916
Beijing Enterprises Water Group Ltd.	16,000	3,675
Belle International Holdings Ltd.	17,000	31,675
Biostime International Holdings Ltd.	1,000	2,565
Bosideng International Holdings Ltd.	12,000	3,809
Brilliance China Automotive Holdings Ltd.[a]	10,000	12,490
BYD Co. Ltd. Class Ha	2,000	3,948
China Agri-Industries Holdings Ltd.	7,000	4,381
China BlueChemical Ltd. Class H	8,000	5,068
China CITIC Bank Corp. Ltd. Class H	28,000	14,307
China Coal Energy Co. Class H	16,000	15,897
China Communications Construction Co. Ltd. Class H	16,000	15,009
China Communications Services Corp. Ltd. Class H	10,000	5,639
China Construction Bank Corp. Class H	262,000	197,428
China COSCO Holdings Co. Ltd. Class Ha	10,500	5,216
China Everbright International Ltd.	10,000	5,148
China Everbright Ltd.	4,000	5,822
China High Speed Transmission Equipment Group Co. Ltd.[a]	11,000	3,790
China International Marine Containers (Group) Co. Ltd. Class B	2,400	2,954
China Life Insurance Co. Ltd. Class H	27,000	79,780
China Longyuan Power Group Corp. Ltd. Class H	9,000	5,864
China Lumena New Materials Corp.	16,000	3,262
China Medical System Holdings Ltd.	6,000	3,461
China Mengniu Dairy Co. Ltd.	5,000	15,161
China Merchants Bank Co. Ltd. Class H	14,500	27,091
China Merchants Holdings (International) Co. Ltd.	4,000	13,264
China Metal Recycling Holdings Ltd.	3,000	3,000
China Minsheng Banking Corp. Ltd. Class H	19,000	17,284
China Mobile Ltd.	22,000	243,986
China Modern Dairy Holdings Ltd.[a]	11,000	2,853
China National Building Material Co. Ltd. Class H	10,000	12,748
China Oil and Gas Group Ltd.[a]	40,000	4,800
China Oilfield Services Ltd. Class H	6,000	11,381
China Overseas Grand Oceans Group Ltd.	3,000	3,139
China Overseas Land & Investment Ltd.	14,000	36,671
China Pacific Insurance (Group) Co. Ltd. Class H	7,400	23,202
China Petroleum & Chemical Corp. Class H	62,000	65,840
China Power International Development Ltd.	12,000	3,267
China Precious Metal Resources Holdings Co. Ltd.[a]	20,000	3,845
China Railway Construction Corp. Ltd. Class H	7,500	7,452
China Railway Group Ltd. Class H	15,000	7,645
China Resources Cement Holdings Ltd.	8,000	5,440
China Resources Enterprise Ltd.	4,000	13,006
China Resources Gas Group Ltd.	2,000	4,434
China Resources Land Ltd.	8,000	18,271
China Resources Power Holdings Co. Ltd.	8,000	17,135
China Rongsheng Heavy Industries Group Holdings Ltd.	19,000	4,094
China Shanshui Cement Group Ltd.	8,000	5,956
China Shenhua Energy Co. Ltd. Class H	12,500	53,225
China Shineway Pharmaceutical Group Ltd.	2,000	3,200

Security	Shares	Value

China Shipping Container Lines Co. Ltd. Class Ha	16,000	$4,274
China Shipping Development Co. Ltd. Class H	6,000	3,151
China Southern Airlines Co. Ltd. Class H	8,000	3,788
China State Construction International Holdings Ltd.	6,000	7,146
China Taiping Insurance Holdings Co. Ltd.[a]	3,600	6,169
China Telecom Corp. Ltd. Class H	50,000	29,742
China Travel International Investment Hong Kong Ltd.	22,000	4,258
China Unicom (Hong Kong) Ltd.	18,000	29,404
China Vanke Co. Ltd. Class B	4,500	5,870
China Yurun Food Group Ltd.[a]	6,000	4,397
China ZhengTong Auto Services Holdings Ltd.[a]	4,500	3,048
China Zhongwang Holdings Ltd.[a]	8,000	3,200
Chongqing Rural Commercial Bank Co. Ltd. Class H	9,000	4,227
CITIC Pacific Ltd.	5,000	6,374
CITIC Resources Holdings Ltd.[a]	20,000	3,071
CITIC Securities Co. Ltd. Class H	2,500	4,690
CNOOC Ltd.	65,000	135,031
COSCO Pacific Ltd.	6,000	8,857
Country Garden Holdings Co. Ltd.[a]	16,000	6,421
CSG Holding Co. Ltd. Class B	4,200	2,650
CSR Corp Ltd. Class H	7,000	5,437
Dah Chong Hong Holdings Ltd.	4,000	3,773
Daphne International Holdings Ltd.	4,000	4,826
Datang International Power Generation Co. Ltd. Class H	12,000	4,274
Digital China Holdings Ltd.	3,000	5,048
Dongfang Electric Corp. Ltd. Class H	1,400	2,345
Dongfeng Motor Group Co. Ltd. Class H	10,000	12,387
Dongyue Group Ltd.	6,000	3,430
ENN Energy Holdings Ltd.	2,000	8,323
Evergrande Real Estate Group Ltd.	19,000	8,311
Far East Horizon Ltd.	6,000	4,243
Fosun International Ltd.	8,000	3,933
Franshion Properties (China) Ltd.	14,000	4,281
GCL-Poly Energy Holdings Ltd.	34,000	6,054
Geely Automobile Holdings Ltd.	15,000	6,445
Glorious Property Holdings Ltd.[a]	14,000	2,204
Golden Eagle Retail Group Ltd.	3,000	6,581
GOME Electrical Appliances Holdings Ltd.	42,000	4,390
Great Wall Motor Co. Ltd. Class H	3,500	9,619
Greentown China Holdings Ltd.	2,500	3,081
Guangdong Investment Ltd.	10,000	8,181
Guangzhou Automobile Group Co. Ltd. Class H	8,000	5,481
Guangzhou R&F Properties Co. Ltd. Class H	3,600	4,427
Haier Electronics Group Co. Ltd.[a]	3,000	3,836
Haitian International Holdings Ltd.	3,000	3,704
Harbin Electric Co. Ltd. Class H	4,000	3,308
Hengan International Group Co. Ltd.	2,500	22,774
Hengdeli Holdings Ltd.	12,000	3,778
Hopson Development Holdings Ltd.[a]	4,000	3,855
Huabao International Holdings Ltd.	8,000	3,995
Huaneng Power International Inc. Class H	12,000	9,600
Hunan Nonferrous Metal Corp. Ltd. Class Ha	10,000	2,968
Industrial and Commercial Bank of China Ltd. Class H	237,000	156,878
Inner Mongolia Yitai Coal Co. Ltd. Class B	2,200	11,955
Intime Department Store Group Co. Ltd.	4,500	5,330
Jiangsu Expressway Co. Ltd. Class H	4,000	3,448
Jiangxi Copper Co. Ltd. Class H	5,000	12,935
Ju Teng International Holdings Ltd.	6,000	2,400
Kingboard Chemical Holdings Co. Ltd.	2,500	7,435
Kingboard Laminates Holdings Ltd.	7,000	2,981
Kingdee International Software Group Co. Ltd.[a]	12,000	2,493
Kingsoft Corp. Ltd.	5,000	2,903
Kunlun Energy Co. Ltd.	12,000	22,297

27

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

KWG Property Holdings Ltd.	5,500	$3,279
Lee & Man Paper Manufacturing Ltd.	9,000	4,726
Lenovo Group Ltd.	24,000	19,293
Longfor Properties Co. Ltd.	5,000	8,826
Lonking Holdings Ltd.	14,000	3,288
Metallurgical Corp. of China Ltd. Class Ha	14,000	2,601
Minth Group Ltd.	4,000	4,041
MMG Ltd.[a]	8,000	3,179
Nine Dragons Paper (Holdings) Ltd.	7,000	4,932
North Mining Shares Co. Ltd.[a]	40,000	2,245
Parkson Retail Group Ltd.	6,000	5,079
PetroChina Co. Ltd. Class H	78,000	106,482
Phoenix Satellite Television Holdings Ltd.	8,000	2,550
PICC Property and Casualty Co. Ltd. Class H	10,000	13,316
Ping An Insurance (Group) Co. of China Ltd. Class H	7,000	55,458
Poly Property Group Co. Ltd.[a]	8,000	4,862
Renhe Commercial Holdings Co. Ltd.[a]	66,000	2,810
REXLot Holdings Ltd.	50,000	3,613
Sany Heavy Equipment International Holdings Co. Ltd.	5,000	2,626
Semiconductor Manufacturing International Corp.[a]	107,000	4,211
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	8,000	10,818
Shanghai Electric Group Co. Ltd. Class H	10,000	4,064
Shanghai Industrial Holdings Ltd.	2,000	6,426
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	2,500	4,632
Shenzhen International Holdings Ltd.	65,000	5,368
Shenzhen Investment Ltd.	18,000	4,784
Shenzhou International Group Holdings Ltd.	2,000	3,897
Shimao Property Holdings Ltd.	5,000	9,548
Shougang Fushan Resources Group Ltd.	14,000	4,895
Shui On Land Ltd.	12,000	5,079
Sihuan Pharmaceutical Holdings Group Ltd.	9,000	3,530
Sino Biopharmaceutical Ltd.	12,000	4,784
Sino-Ocean Land Holdings Ltd.	11,000	6,898
Sinofert Holdings Ltd.	14,000	2,963
Sinopec Kantons Holdings Ltd.	4,000	2,983
Sinopec Shanghai Petrochemical Co. Ltd. Class H	10,000	2,865
Sinopharm Group Co. Ltd. Class H	3,200	10,756
Skyworth Digital Holdings Ltd.	8,000	4,325
SOHO China Ltd.	8,500	5,780
Sun Art Retail Group Ltd.	7,500	10,200
Sunac China Holdings Ltd.	4,000	2,116
Tencent Holdings Ltd.	3,700	130,812
Tianneng Power International Ltd.	4,000	2,705
Tingyi (Cayman Islands) Holding Corp.	8,000	23,793
Tong Ren Tang Technologies Co. Ltd. Class H	2,000	3,597
Towngas China Co. Ltd.	4,000	3,148
Travelsky Technology Ltd. Class H	6,000	3,097
Uni-President China Holdings Ltd.	4,000	5,032
Vinda International Holdings Ltd.	3,000	4,188
Want Want China Holdings Ltd.	22,000	30,090
Weichai Power Co. Ltd. Class H	2,000	7,084
West China Cement Ltd.	16,000	2,890
Wumart Stores Inc. Class H	2,000	3,551
Yanzhou Coal Mining Co. Ltd. Class H	8,000	12,036
Yingde Gases Group Co. Ltd.	4,500	4,268
Yuexiu Property Co. Ltd.	22,000	6,046
Yuexiu Real Estate Investment Trust	17,000	8,116
Zhaojin Mining Industry Co. Ltd. Class H	3,500	5,871
Zhejiang Expressway Co. Ltd. Class H	6,000	4,374
Zhongsheng Group Holdings Ltd.	2,500	3,232
Zhuzhou CSR Times Electric Co. Ltd. Class H	2,000	5,884
Zijin Mining Group Co. Ltd. Class H	22,000	8,857
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	5,000	6,735

Security	Shares	Value

ZTE Corp. Class H	3,000	$4,227

		2,651,107
COLOMBIA — 0.22%
Almacenes Exito SA	693	13,215
Bancolombia SA	808	12,646
Cementos Argos SA	1,548	7,405
Corporacion Financiera Colombiana SA	351	6,670
Ecopetrol SA	17,967	53,473
Grupo Argos SA	1,203	13,757
Grupo de Inversiones Suramericana SA	865	16,892
Interconexion Electrica SA ESP	1,559	8,445
Isagen SA ESP	3,903	5,478

		137,981
CZECH REPUBLIC — 0.07%
CEZ AS	595	21,915
Komercni Banka AS	51	10,397
Telefonica O2 Czech Republic AS	342	6,805
Unipetrol ASa	278	2,411

		41,528
DENMARK — 0.88%
A.P. Moeller-Maersk A/S Class A	2	13,244
A.P. Moeller-Maersk A/S Class B	5	34,882
ALK-Abello A/S	74	4,923
Bang & Olufsen A/S Class Ba	278	3,429
Carlsberg A/S Class B	390	33,637
Christian Hansen Holding A/S	323	10,122
Coloplast A/S Class B	83	18,196
D/S Norden A/S	198	5,228
Danske Bank A/Sa	2,372	37,084
DSV A/S	709	15,937
FLSmidth & Co. A/S	200	11,813
Genmab A/Sa	231	3,218
GN Store Nord A/S	707	11,078
Jyske Bank A/S Registered[a]	275	8,384
NKT Holding A/S	137	4,584
Novo Nordisk A/S Class B	1,473	237,329
Novozymes A/S Class B	878	24,251
Pandora A/S	229	3,636
Rockwool International A/S Class B	40	3,759
Royal Unibrew A/S	66	5,251
SimCorp A/S	25	5,468
Solar Holdings A/S Class B	64	3,963
Sydbank A/Sa	368	6,731
TDC A/S	1,755	12,088
Topdanmark A/Sa	40	8,116
TrygVesta A/S	93	6,074
United International Enterprises Ltd.	27	4,596
Vestas Wind Systems A/Sa	810	4,690
William Demant Holding A/Sa	105	9,029

		550,740
EGYPT — 0.10%
Commercial International Bank Egypt SAE	2,534	15,712
EFG-Hermes Holding Co. SAE[a]	1,948	3,758
Egyptian Kuwaiti Holding Co. SAE	4,863	6,128
National Societe Generale Bank SAE	606	4,594

28

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

Orascom Construction Industries SAE[a]	413	$17,446
Orascom Telecom Holding SAE[a]	11,819	7,038
Talaat Moustafa Group Holding Company SAE[a]	5,270	4,216
Telecom Egypt Co. SAE	2,541	5,774

		64,666
FINLAND — 0.55%
Amer Sports OYJ Class A	389	5,504
Cargotec Corp. OYJ Class B	131	2,877
Citycon OYJ	803	2,622
Elisa OYJ	439	9,409
Fortum OYJ	1,583	29,271
Huhtamaki OYJ	274	4,633
Kemira OYJ	320	4,242
Kesko OYJ Class B	218	6,822
Kone OYJ Class B	538	38,517
Konecranes OYJ	163	5,154
Metsa Board OYJ[a]	664	1,988
Metso OYJ	443	15,539
Neste Oil OYJ	458	5,724
Nokia OYJ	13,762	37,057
Nokian Renkaat OYJ	382	15,840
Orion OYJ Class B	301	7,442
Outokumpu OYJ[a]	3,828	3,239
Outotec OYJ	148	7,205
Pohjola Bank PLC Class A	442	6,014
Ramirent OYJ	255	1,903
Rautaruukki OYJ	419	2,652
Sampo OYJ Class A	1,444	45,244
Sanoma OYJ	348	3,382
Sponda OYJ	813	3,603
Stockmann OYJ Abp Class B	126	2,368
Stora Enso OYJ Class R	1,910	12,048
Tieto OYJ	214	4,104
Tikkurila OYJ	155	2,937
UPM-Kymmene OYJ	1,859	19,898
Uponor OYJ	239	2,694
Vacon OYJ	39	1,996
Wartsila OYJ Abp	580	23,456
YIT OYJ	359	7,057

		342,441
FRANCE — 5.88%
ABC Arbitrage	1,147	9,200
Accor SA	503	15,689
Aeroports de Paris	91	7,034
Air France-KLM[a]	595	4,969
Alcatel-Lucent[a]	9,216	9,375
ALSTOM	724	24,720
ALTEN	141	4,433
Altran Technologies SAa	510	3,427
ANF Immobilier	67	2,889
Aperam	254	3,678
ArcelorMittal	3,445	51,024
Arkema SA	220	20,052
Atos SA	186	12,487
AXA SA	6,334	100,666
Beneteau SA	268	2,676
BNP Paribas SA	3,498	175,914
Bonduelle SCA	53	4,876
BOURBON SA	175	4,721

Security	Shares	Value

Bouygues SA	641	$15,412
Bureau Veritas SA	187	19,853
Cap Gemini SA	521	21,894
Carrefour SA	2,076	50,143
Casino Guichard-Perrachon SA	188	16,414
CFAO SA	129	6,221
Christian Dior SA	192	27,554
Ciments Francais SA	34	2,068
Club Mediterranee SAa	268	4,254
CNP Assurances SA	479	6,766
Compagnie de Saint-Gobain	1,406	49,537
Compagnie Generale de Geophysique-Veritas[a]	561	18,326
Compagnie Generale des Etablissements Michelin Class B	626	53,748
Compagnie Plastic Omnium SA	119	3,291
Credit Agricole SAa	3,606	27,139
Danone SA	2,080	127,823
Dassault Systemes SA	208	21,910
Edenred SA	595	17,213
Eiffage SA	127	4,362
Electricite de France SA	861	18,214
Essilor International SA	718	64,708
Etablissements Maurel et Prom	314	4,370
Euler Hermes SA	47	3,239
Eurazeo	107	4,896
Eurofins Scientific SA	32	4,947
European Aeronautic Defence and Space Co. NV	1,486	52,780
Eutelsat Communications SA	470	15,043
Faiveley Transport SA	50	2,789
Faurecia	206	3,091
Fimalac SA	76	3,389
Fonciere des Regions	81	6,510
France Telecom SA	6,559	73,110
GameLoft SAa	568	3,886
GDF Suez	4,595	105,419
Gecina SA	66	7,307
Gemalto NV	290	26,162
Groupe Eurotunnel SA Registered	1,986	15,096
Groupe Steria SCA	256	4,132
Havas SA	1,019	5,150
Icade	74	6,658
Iliad SA	72	11,088
Imerys SA	117	6,571
Ingenico SA	140	7,409
Ipsen SA	130	3,352
Ipsos SA	187	6,569
JCDecaux SA	242	5,121
Klepierre	303	11,231
L’Air Liquide SA	1,106	130,417
L’Oreal SA	862	109,766
Lafarge SA	666	38,990
Lagardere SCA	426	11,639
Legrand SA	797	30,693
LVMH Moet Hennessy Louis Vuitton SA	913	148,356
M6-Metropole Television	281	3,916
Medica SA	333	5,950
Mercialys	98	2,056
Mersen	137	3,463
Natixis	3,193	10,460
Naturex	67	4,688
Neopost SA	136	7,443
Nexans SA	95	4,042
Nexity	130	4,004
Orpea SA	119	4,863

29

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

Pernod Ricard SA	755	$81,231
PPR SA	269	47,284
PSA Peugeot Citroen SAa	874	5,590
Publicis Groupe SA	623	33,555
Rallye SA	108	3,290
Remy Cointreau SA	74	7,673
Renault SA	663	29,648
Rexel SA	337	6,098
Rubis SCA	120	7,318
SA des Ciments Vicat	66	3,554
Safran SA	801	31,859
Saft Groupe SA	227	5,046
Sanofi	4,271	375,340
Sartorius Stedim Biotech SA	33	2,981
Schneider Electric SA	1,871	116,943
SCOR SE	541	14,434
SEB SA	80	5,204
SES SA Class A FDR	1,098	30,377
Societe BIC SA	93	11,338
Societe d’Edition Canal Plus	976	5,856
Societe de la Tour Eiffel	95	5,240
Societe Generale[a]	2,520	80,084
Societe Immobiliere de Location pour l’Industrie et le Commerce	40	4,483
Societe Television Francaise 1	510	4,381
Sodexo	310	23,849
STMicroelectronics NV	2,414	14,192
Suez Environnement SA	996	10,574
Technicolor SA Registered[a]	1,402	3,544
Technip SA	355	39,975
Teleperformance SA	240	7,255
Thales SA	283	9,951
Total SA	7,660	385,321
Ubisoft Entertainment SAa	492	4,570
Unibail-Rodamco SE	312	70,286
Valeo SA	237	10,411
Vallourec SA	370	15,215
Veolia Environnement	1,216	12,034
Vilmorin & Cie	21	2,494
Vinci SA	1,622	71,766
Virbac SA	20	3,486
Vivendi SA	4,600	94,089
Wendel	115	10,132
Zodiac Aerospace	109	11,155

		3,673,847
GERMANY — 5.31%
Aareal Bank AGa	212	4,546
Adidas AG	752	64,050
AIXTRON AG	441	5,806
Allianz SE Registered	1,646	204,032
Alstria Office REIT AG	369	4,455
Aurubis AG	121	7,648
Axel Springer AG	156	6,689
BASF SE	3,319	274,948
Bayer AG Registered	2,995	260,759
Bayerische Motoren Werke AG	1,211	96,428
BayWa AG Registered	89	4,031
Bechtle AG	106	3,998
Beiersdorf AG	368	26,756
Bertrandt AG	44	3,680
Bilfinger Berger SE	162	15,847
Brenntag AG	181	22,807

Security	Shares	Value

Carl Zeiss Meditec AG Bearer	172	$4,716
Celesio AG	345	6,677
Comdirect Bank AG	328	3,222
Commerzbank AGa	13,263	25,401
Continental AG	281	28,157
CTS Eventim AG	135	4,006
Daimler AG Registered	3,266	152,461
Deutsche Bank AG Registered	3,368	152,618
Deutsche Boerse AG	696	37,662
Deutsche EuroShop AG	183	7,481
Deutsche Lufthansa AG Registered	879	13,429
Deutsche Post AG Registered	3,029	60,033
Deutsche Telekom AG Registered	10,113	115,437
Deutsche Wohnen AG Bearer	502	9,198
DEUTZ AGa	720	3,153
Dialog Semiconductor PLC[a]	283	5,625
Douglas Holding AG	103	5,028
Drillisch AG	281	3,459
Duerr AG	54	4,042
E.ON AG	6,516	148,013
ElringKlinger AG	145	4,025
Fraport AG	139	8,148
Freenet AG	360	5,950
Fresenius Medical Care AG & Co. KGaA	770	54,069
Fresenius SE & Co. KGaA	452	51,542
Fuchs Petrolub AG	67	4,172
GAGFAH SAa	331	3,762
GEA Group AG	628	19,604
Gerresheimer AG	143	7,093
Gerry Weber International AG	99	4,493
GFK SE	88	4,006
Gildemeister AG	246	4,554
GSW Immobilien AG	186	7,651
Hamborner REIT AG	830	7,636
Hamburger Hafen und Logistik AG	144	3,496
Hannover Rueckversicherung AG Registered	199	13,994
HeidelbergCement AG	508	26,916
Henkel AG & Co. KGaA	512	33,119
Hochtief AGa	120	5,949
Hugo Boss AG	90	9,007
Indus Holding AG	226	5,689
Infineon Technologies AG	4,057	27,600
K+S AG Registered	618	29,229
Kabel Deutschland Holding AG	322	23,195
Kloeckner & Co. SEa	490	4,437
Krones AG	68	4,008
KUKA AGa	147	4,406
KWS Saat AG	13	3,727
Lanxess AG	298	24,609
LEONI AG	152	5,063
Linde AG	666	111,975
MAN SE	151	15,225
Merck KGaA	230	29,386
METRO AG	472	13,593
MorphoSys AGa	142	4,821
MTU Aero Engines Holding AG	175	14,690
Muenchener Rueckversicherungs-Gesellschaft AG Registered	645	103,638
NORMA Group AG	122	3,370
Pfeiffer Vacuum Technology AG	49	4,997
QIAGEN NVa	866	15,043
Rational AG	14	3,539
Rheinmetall AG	159	7,585
RWE AG	1,783	81,454

30

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

Salzgitter AG	174	$7,527
SAP AG	3,329	242,431
SGL Carbon SE	135	5,386
Siemens AG Registered	2,969	298,314
Sky Deutschland AGa	1,458	6,344
Software AG	243	9,733
Stada Arzneimittel AG	240	7,262
Suedzucker AG	233	9,026
Symrise AG	401	14,412
TAG Immobilien AG	496	5,722
ThyssenKrupp AG	1,426	32,438
TUI AGa	535	5,013
United Internet AG Registered	399	7,980
Volkswagen AG	108	21,048
Vossloh AG	39	3,930
Wacker Chemie AG	66	3,727
Wincor Nixdorf AG	147	6,535
Wirecard AG	403	9,207

		3,312,798
GREECE — 0.11%
Alpha Bank AEa	2,033	4,742
Bank of Cyprus PLC[a]	7,977	3,370
Coca-Cola Hellenic Bottling Co. SA	751	16,057
EFG Eurobank Ergasias SAa	1,601	1,867
Folli Follie Group[a]	160	2,179
Hellenic Petroleum SA	393	3,076
Hellenic Telecommunications Organization SAa	994	4,379
Jumbo SA	461	3,046
Motor Oil (Hellas) Corinth Refineries SA	290	2,521
Mytilineos Holdings SAa	435	1,973
National Bank of Greece SAa	3,690	8,559
OPAP SA	896	5,724
Piraeus Bank SAa	4,925	2,655
Public Power Corp. SAa	540	3,093
Titan Cement Co. SAa	230	4,280
Viohalco Hellenic Copper and Aluminum Industry SAa	450	1,936

		69,457
HONG KONG — 2.13%
AAC Technologies Holdings Inc.	2,500	8,935
AIA Group Ltd.	37,200	147,359
ASM Pacific Technology Ltd.	800	8,919
Bank of East Asia Ltd. (The)	5,000	18,548
BOC Hong Kong (Holdings) Ltd.	13,500	41,545
Brightoil Petroleum (Holdings) Ltd.	13,000	2,617
Cafe de Coral Holdings Ltd.	2,000	5,923
Cathay Pacific Airways Ltd.	5,000	9,058
Champion REIT	10,000	4,697
Cheung Kong (Holdings) Ltd.	5,000	73,870
Cheung Kong Infrastructure Holdings Ltd.	2,000	11,716
Chow Sang Sang Holdings International Ltd.	1,000	2,134
CLP Holdings Ltd.	6,500	55,438
Dah Sing Banking Group Ltd.	3,600	3,600
Dah Sing Financial Holdings Ltd.	800	3,076
Esprit Holdings Ltd.	4,900	6,373
First Pacific Co. Ltd.	8,000	8,908
Foxconn International Holdings Ltd.[a]	10,000	3,484
G-Resources Group Ltd.[a]	78,000	3,724
Galaxy Entertainment Group Ltd.[a]	5,000	17,193
Giordano International Ltd.	6,000	4,986

Security	Shares	Value

Great Eagle Holdings Ltd.	1,000	$2,968
Hang Lung Group Ltd.	3,000	17,768
Hang Lung Properties Ltd.	8,000	27,819
Hang Seng Bank Ltd.	2,800	42,993
Henderson Land Development Co. Ltd.	3,000	20,787
HKR International Ltd.	6,400	3,072
Hong Kong and China Gas Co. Ltd. (The)	19,000	50,503
Hong Kong Exchanges and Clearing Ltd.	3,800	62,712
Hopewell Holdings Ltd.	2,000	7,213
Hutchison Telecommunications Hong Kong Holdings Ltd.	6,000	2,493
Hutchison Whampoa Ltd.	8,000	78,709
Hysan Development Co. Ltd.	2,000	8,839
Johnson Electric Holdings Ltd.	6,000	3,855
K. Wah International Holdings Ltd.	5,000	2,271
Kerry Properties Ltd.	2,500	12,403
Kowloon Development Co. Ltd.	2,000	2,302
Li & Fung Ltd.	22,000	36,903
Lifestyle International Holdings Ltd.	2,000	4,274
Link REIT (The)	8,000	39,793
Luk Fook Holdings International Ltd.	1,000	2,514
Melco International Development Ltd.	4,000	3,876
MGM China Holdings Ltd.	3,600	6,503
Midland Holdings Ltd.	6,000	3,027
MTR Corp. Ltd.	5,500	21,503
New World Development Co. Ltd.	13,000	20,095
NWS Holdings Ltd.	5,000	7,548
Orient Overseas International Ltd.	1,000	6,323
Pacific Basin Shipping Ltd.	8,000	4,284
PCCW Ltd.	15,000	6,058
Power Assets Holdings Ltd.	5,000	42,516
Prosperity REIT	21,000	6,015
Sa Sa International Holdings Ltd.	4,000	2,751
Sands China Ltd.	8,800	33,099
Shangri-La Asia Ltd.	6,000	11,613
Shun Tak Holdings Ltd.	8,000	3,190
Sino Land Co. Ltd.	10,000	17,910
SJM Holdings Ltd.	7,000	15,246
SmarTone Telecommunications Holding Ltd.	1,500	3,031
Stella International Holdings Ltd.	2,000	5,264
Sun Hung Kai Properties Ltd.	6,000	83,535
Sunlight REIT	11,000	4,499
Swire Pacific Ltd. Class A	2,500	29,661
Techtronic Industries Co. Ltd.	4,500	8,570
Texwinca Holdings Ltd.	4,000	3,184
Trinity Ltd.	4,000	2,803
Vitasoy International Holdings Ltd.	4,000	3,799
VTech Holdings Ltd.	800	9,502
Wharf (Holdings) Ltd. (The)	6,000	41,071
Wheelock and Co. Ltd.	3,000	13,122
Wing Hang Bank Ltd.	500	5,303
Wynn Macau Ltd.	5,600	15,861
Xinyi Glass Holdings Co. Ltd.	6,000	3,368
Yue Yuen Industrial (Holdings) Ltd.	3,000	10,355

		1,326,779
HUNGARY — 0.07%
Magyar Telekom Telecommunications PLC	1,947	3,607
MOL Hungarian Oil and Gas PLC	169	14,680
OTP Bank PLC	819	15,548
Richter Gedeon Nyrt	54	10,073

		43,908

31

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

INDIA — 0.18%
HDFC Bank Ltd. SP ADR	973	$36,381
Infosys Ltd. SP ADR	658	28,570
Sterlite Industries (India) Ltd. SP ADR	4,200	31,458
Tata Motors Ltd. SP ADR	745	17,992

		114,401
INDONESIA — 0.71%
PT Adaro Energy Tbk	59,000	8,415
PT AKR Corporindo Tbk	7,000	3,243
PT Alam Sutera Realty Tbk	50,000	3,019
PT Aneka Tambang (Persero) Tbk	21,000	2,798
PT Astra Agro Lestari Tbk	1,500	3,272
PT Astra International Tbk	74,000	62,020
PT Bank Central Asia Tbk	46,000	39,271
PT Bank Danamon Indonesia Tbk	12,500	7,939
PT Bank Mandiri (Persero) Tbk	34,500	29,633
PT Bank Negara Indonesia (Persero) Tbk	29,000	11,624
PT Bank Rakyat Indonesia (Persero) Tbk	41,000	31,588
PT Bank Tabungan Negara (Persero) Tbk	17,500	2,769
PT Bhakti Investama Tbk	86,500	4,953
PT Bukit Asam (Persero) Tbk	3,500	5,830
PT Bumi Resources Tbk	63,000	4,329
PT Charoen Pokphand Indonesia Tbk	28,500	9,272
PT Ciputra Development Tbk	50,000	3,540
PT Gajah Tunggal Tbk	10,500	2,378
PT Garuda Indonesia (Persero) Tbk[a]	38,500	2,766
PT Gudang Garam Tbk	2,000	10,234
PT Holcim Indonesia Tbk	8,000	2,707
PT Indo Tambangraya Megah Tbk	1,500	6,348
PT Indocement Tunggal Prakarsa Tbk	5,500	12,254
PT Indofood Sukses Makmur Tbk	17,500	10,385
PT Indosat Tbk	5,500	3,722
PT Japfa Comfeed Indonesia Tbk	5,500	2,791
PT Jasa Marga (Persero) Tbk	8,500	5,133
PT Kalbe Farma Tbk	89,000	8,988
PT Lippo Karawaci Tbk	70,500	6,826
PT Mitra Adiperkasa Tbk	3,500	2,387
PT Perusahaan Gas Negara (Persero) Tbk	41,500	20,091
PT Semen Gresik (Persero) Tbk	11,000	17,064
PT Sentul City Tbk[a]	123,500	2,482
PT Summarecon Agung Tbk	22,500	4,099
PT Surya Semesta Internusa Tbk	16,000	1,966
PT Telekomunikasi Indonesia (Persero) Tbk	37,000	37,559
PT Timah (Persero) Tbk	18,000	2,680
PT Tower Bersama Infrastructure Tbk[a]	5,000	2,603
PT Trada Maritime Tbk[a]	32,000	3,165
PT Unilever Indonesia Tbk	6,000	16,273
PT United Tractors Tbk	6,500	14,279
PT Vale Indonesia Tbk	11,500	3,233
PT XL Axiata Tbk	6,500	4,636

		440,564
IRELAND — 0.26%
Bank of Ireland[a]	89,694	10,577
C&C Group PLC	1,397	6,687
CRH PLC	2,656	49,422
DCC PLC	314	8,970
Elan Corp. PLC[a]	1,851	20,436
Glanbia PLC	524	4,970

Security	Shares	Value

Grafton Group PLC	889	$3,884
Kerry Group PLC Class A	557	29,138
Kingspan Group PLC	512	5,347
Paddy Power PLC	155	11,436
Smurfit Kappa Group PLC	603	6,642
United Drug PLC	1,478	5,381

		162,890
ISRAEL — 0.45%
Bank Hapoalim Ltd.[a]	4,351	17,085
Bank Leumi le-Israel BMa	5,219	16,787
Bezeq The Israel Telecommunication Corp. Ltd.	7,781	9,482
Cellcom Israel Ltd.	305	2,723
Delek Group Ltd. (The)	23	4,371
Elbit Systems Ltd.	135	4,752
Frutarom	387	4,165
Gazit Globe Ltd.	427	4,737
Israel Chemicals Ltd.	1,747	21,847
Israel Corp. Ltd. (The)	11	7,473
Israel Discount Bank Ltd. Class Aa	4,217	5,946
Mellanox Technologies Ltd.[a]	135	10,237
Mizrahi Tefahot Bank Ltd.[a]	655	5,941
NICE Systems Ltd.[a]	255	8,432
Oil Refineries Ltd.[a]	7,161	3,448
Osem Investment Ltd.	267	4,029
Partner Communications Co. Ltd.	507	2,961
Paz Oil Co. Ltd.	33	4,344
Strauss Group Ltd.[a]	303	3,422
Teva Pharmaceutical Industries Ltd.	3,465	140,695

		282,877
ITALY — 1.59%
A2A SpA	6,155	3,026
Ansaldo STS SpA	467	3,794
Assicurazioni Generali SpA	4,277	69,498
Atlantia SpA	1,228	20,257
Autogrill SpA	460	4,700
Azimut Holding SpA	441	5,583
Banca Carige SpA	4,205	3,874
Banca Generali SpA	251	3,688
Banca Monte dei Paschi di Siena SpA[a]	24,545	6,775
Banca Piccolo Credito Valtellinese Scrl	2,184	3,470
Banca Popolare dell’Emilia Romagna Scrl	1,289	7,650
Banca Popolare di Milano Scrl[a]	11,674	6,424
Banca Popolare di Sondrio Scrl	1,255	7,155
Banco Popolare Scrl[a]	6,596	10,513
Beni Stabili SpA	5,213	2,930
Buzzi Unicem SpA	362	4,294
CIR SpA	2,609	2,980
Credito Emiliano SpA	535	2,578
Danieli & C. Officine Meccaniche SpA	76	2,171
Danieli & C. Officine Meccaniche SpA RNC	135	2,099
Davide Campari-Milano SpA	1,106	8,972
De’Longhi SpA	156	2,076
DiaSorin SpA	105	3,523
Enel Green Power SpA	6,584	11,193
Enel SpA	23,998	90,180
Eni SpA	9,209	211,334
ERG SpA	417	3,015
Exor SpA	238	6,131
Fiat Industrial SpA	3,114	33,713

32

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

Fiat SpA[a]	3,142	$15,308
Finmeccanica SpA[a]	1,507	7,463
Fondiaria-Sai SpA[a]	2,177	2,832
Gemina SpA[a]	2,592	2,480
Hera SpA	1,779	2,997
Impregilo SpA	1,053	4,244
Interpump Group SpA	442	3,356
Intesa Sanpaolo SpA	36,789	59,065
Intesa Sanpaolo SpA RNC	3,213	4,238
Italcementi SpA	580	2,931
Lottomatica Group SpA	174	3,732
Luxottica Group SpA	433	16,468
Mediaset SpA	2,974	5,203
Mediobanca SpA	1,941	11,057
Mediolanum SpA	886	4,340
Piaggio & C. SpA	1,072	2,630
Pirelli & C. SpA	829	9,598
Prysmian SpA	741	14,249
Recordati SpA	533	4,265
Saipem SpA	977	43,879
Salvatore Ferragamo Italia SpA	160	3,249
Saras SpA[a]	1,854	2,477
Snam SpA	6,292	27,835
Societa Cattolica di Assicurazioni Scrl[a]	248	3,866
Societa Iniziative Autostradali e Servizi SpA	326	2,712
Sorin SpA[a]	1,564	3,670
Telecom Italia SpA	35,032	32,253
Telecom Italia SpA RNC	20,709	16,530
Tenaris SA	1,742	32,573
Terna SpA	4,815	18,094
Tod’s SpA	47	5,496
UniCredit SpA[a]	14,750	65,099
Unione di Banche Italiane ScpA	3,186	12,517
Unipol Gruppo Finanziario SpA[a]	891	1,948
Yoox SpA[a]	221	3,342

		995,592
JAPAN — 13.82%
77 Bank Ltd. (The)	1,000	3,803
ABC-MART Inc.	100	4,379
Accordia Golf Co. Ltd.	6	4,264
Adeka Corp.	600	4,519
Advance Residence Investment Corp.	4	8,658
Advantest Corp.	600	7,567
AEON Co. Ltd.	2,200	23,973
AEON Credit Service Co. Ltd.	200	4,239
AEON Delight Co. Ltd.	100	2,054
AEON Mall Co. Ltd.	200	5,182
Aica Kogyo Co. Ltd.	200	3,380
Aichi Bank Ltd. (The)	100	5,530
Aisin Seiki Co. Ltd.	700	20,335
Ajinomoto Co. Inc.	2,000	30,502
Alfresa Holdings Corp.	200	9,033
All Nippon Airways Co. Ltd.	5,000	10,572
Alps Electric Co. Ltd.	800	4,714
Amada Co. Ltd.	1,000	5,067
Amano Corp.	600	4,917
Aomori Bank Ltd. (The)	2,000	5,930
Aoyama Trading Co. Ltd.	200	3,946
Aozora Bank Ltd.	2,000	5,630
Arcs Co. Ltd.	200	4,214
Ariake Japan Co. Ltd.	200	4,259

Security	Shares	Value

Arnest One Corp.	200	$2,965
Asahi Diamond Industrial Co. Ltd.	300	2,650
Asahi Glass Co. Ltd.	4,000	27,124
Asahi Group Holdings Ltd.	1,400	31,860
Asahi Holdings Inc.	200	3,368
Asahi Kasei Corp.	5,000	27,462
Asatsu-DK Inc.	200	4,584
ASICS Corp.	500	7,250
Astellas Pharma Inc.	1,600	79,369
Autobacs Seven Co. Ltd.	100	4,097
Avex Group Holdings Inc.	200	3,948
Awa Bank Ltd. (The)	1,000	5,968
Azbil Corp.	300	6,129
Bank of Iwate Ltd. (The)	100	4,629
Bank of Kyoto Ltd. (The)	1,000	8,582
Bank of Nagoya Ltd. (The)	1,000	3,415
Bank of Okinawa Ltd. (The)	100	4,154
Bank of the Ryukyus Ltd.	600	7,529
Bank of Yokohama Ltd. (The)	4,000	18,366
Benesse Holdings Inc.	200	9,621
BIC Camera Inc.	7	3,415
Bridgestone Corp.	2,300	53,493
Brother Industries Ltd.	900	8,467
Calsonic Kansei Corp.	1,000	4,041
Canon Electronics Inc.	200	4,209
Canon Inc.	4,100	132,238
Canon Marketing Japan Inc.	200	2,910
Capcom Co. Ltd.	200	3,806
Casio Computer Co. Ltd.	900	6,868
Central Glass Co. Ltd.	1,000	2,890
Central Japan Railway Co.	500	42,975
Century Tokyo Leasing Corp.	200	3,963
Chiba Bank Ltd. (The)	3,000	17,490
Chiyoda Co. Ltd.	100	2,857
Chubu Electric Power Co. Inc.	2,400	24,712
Chugai Pharmaceutical Co. Ltd.	800	16,194
Chugoku Electric Power Co. Inc. (The)	1,100	11,808
Citizen Holdings Co. Ltd.	1,200	6,080
Coca-Cola West Co. Ltd.	300	4,590
cocokara fine Inc.	100	3,363
Colowide Co. Ltd.	500	4,423
COMSYS Holdings Corp.	400	5,305
Cosmo Oil Co. Ltd.	3,000	5,330
Credit Saison Co. Ltd.	600	13,159
CyberAgent Inc.	2	3,993
Dai Nippon Printing Co. Ltd.	2,000	14,137
Dai-ichi Life Insurance Co. Ltd. (The)	31	35,681
Daicel Corp.	1,000	5,993
Daido Steel Co. Ltd.	1,000	4,329
Daifuku Co. Ltd.	1,000	4,992
Daihatsu Motor Co. Ltd.	1,000	17,490
Daiichi Sankyo Co. Ltd.	2,500	38,158
Daiichikosho Co. Ltd.	200	4,942
Daikin Industries Ltd.	800	22,099
Daikyo Inc.	1,000	2,665
Dainippon Screen Manufacturing Co. Ltd.	1,000	6,043
Dainippon Sumitomo Pharma Co. Ltd.	600	6,884
Daiseki Co. Ltd.	300	4,042
Daishi Bank Ltd. (The)	2,000	6,606
Daito Trust Construction Co. Ltd.	300	30,251
Daiwa House Industry Co. Ltd.	2,000	30,251
Daiwa Office Investment Corp.	1	3,298
Daiwa Securities Group Inc.	6,000	23,871

33

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

DCM Holdings Co. Ltd.	400	$2,722
Dena Co. Ltd.	400	12,466
Denki Kagaku Kogyo K.K.	2,000	6,155
Denso Corp.	1,700	53,150
Dentsu Inc.	700	16,491
DIC Corp.	3,000	5,517
DISCO Corp.	100	4,923
Don Quijote Co. Ltd.	200	7,869
Doutor Nichires Holdings Co. Ltd.	300	3,772
Dowa Holdings Co. Ltd.	1,000	6,656
Dr. Ci:Labo Co. Ltd.	1	3,213
Duskin Co. Ltd.	300	5,690
Dydo Drinco Inc.	100	4,260
eAccess Ltd.	10	5,048
Earth Chemical Co. Ltd.	200	7,416
East Japan Railway Co.	1,200	82,272
Ebara Corp.	2,000	7,832
Eisai Co. Ltd.	900	40,029
Electric Power Development Co. Ltd.	400	10,224
Exedy Corp.	200	3,873
FamilyMart Co. Ltd.	200	9,683
Fancl Corp.	500	5,367
FANUC Corp.	700	111,310
Fast Retailing Co. Ltd.	200	44,489
FCC Co. Ltd.	200	3,591
Frontier Real Estate Investment Corp.	1	8,820
Fuji Co. Ltd.	200	4,211
Fuji Electric Co. Ltd.	2,000	4,054
Fuji Heavy Industries Ltd.	2,000	19,192
Fuji Machine Manufacturing Co. Ltd.	300	4,237
Fuji Oil Co. Ltd.	300	3,986
Fuji Seal International Inc.	200	4,254
Fuji Soft Inc.	100	2,118
FUJIFILM Holdings Corp.	1,700	28,628
Fujikura Ltd.	2,000	5,555
Fujitsu Ltd.	7,000	26,886
Fukuoka Financial Group Inc.	3,000	11,710
Furukawa Electric Co. Ltd.[a]	3,000	5,968
Futaba Corp.	300	3,536
Fuyo General Lease Co. Ltd.	100	2,795
Global One Real Estate Investment Corp. Ltd.	1	5,993
Glory Ltd.	200	4,849
GMO Internet Inc.	500	3,491
Gree Inc.	400	6,966
GS Yuasa Corp.	1,000	3,903
Gunma Bank Ltd. (The)	1,000	4,817
Gunze Ltd.	2,000	5,004
H.I.S. Co. Ltd.	100	3,020
Hachijuni Bank Ltd. (The)	1,000	5,154
HAJIME CONSTRUCTION Co. Ltd.	100	3,145
Hakuhodo DY Holdings Inc.	100	5,980
Hamamatsu Photonics K.K.	300	10,378
Hankyu Hanshin Holdings Inc.	4,000	22,119
Hankyu REIT Inc.	2	9,996
Hanwa Co. Ltd.	1,000	3,491
Haseko Corp.[a]	6,500	4,147
Heiwa Corp.	200	3,138
Heiwa Real Estate Co. Ltd.	400	4,669
Heiwa Real Estate REIT Inc.	8	5,535
Higo Bank Ltd. (The)	1,000	5,893
Hino Motors Ltd.	1,000	7,707
Hirose Electric Co. Ltd.	100	10,684
Hisamitsu Pharmaceutical Co. Inc.	200	10,334

Security	Shares	Value

Hitachi Capital Corp.	200	$3,833
Hitachi Chemical Co. Ltd.	400	5,630
Hitachi Construction Machinery Co. Ltd.	400	6,561
Hitachi High-Technologies Corp.	300	6,557
Hitachi Ltd.	17,000	89,966
Hitachi Transport System Ltd.	200	2,995
Hitachi Zosen Corp.	4,000	5,004
Hogy Medical Co. Ltd.	100	5,117
Hokkaido Electric Power Co. Inc.	700	5,754
Hokkoku Bank Ltd. (The)	1,000	3,603
Hokuetsu Kishu Paper Co. Ltd.	500	2,558
Hokuriku Electric Power Co.	600	5,953
Hokuto Corp.	200	3,993
Honda Motor Co. Ltd.	5,900	176,417
HORIBA Ltd.	200	5,442
Hoshizaki Electric Co. Ltd.	100	2,719
House Foods Corp.	300	4,838
Hoya Corp.	1,600	32,348
Hulic Co. Ltd.[a]	800	6,336
Hyakugo Bank Ltd. (The)	1,000	4,366
Hyakujushi Bank Ltd. (The)	1,000	3,916
IBIDEN Co. Ltd.	500	6,287
IBJ Leasing Co. Ltd.	100	2,521
Idemitsu Kosan Co. Ltd.	100	8,595
IHI Corp.	5,000	10,509
Inaba Denki Sangyo Co. Ltd.	200	5,455
INPEX Corp.	8	45,540
Internet Initiative Japan Inc.	100	2,609
Isetan Mitsukoshi Holdings Ltd.	1,300	12,702
Isuzu Motors Ltd.	4,000	21,118
IT Holdings Corp.	300	3,731
ITO EN Ltd.	300	5,637
ITOCHU Corp.	5,400	53,980
Itochu Techno-Solutions Corp.	100	5,167
Itoham Foods Inc.	1,000	3,991
Iwatani Corp.	1,000	3,916
Iyo Bank Ltd. (The)	1,000	7,719
Izumi Co. Ltd.	200	4,852
J. Front Retailing Co. Ltd.	2,000	10,384
Jaccs Co. Ltd.	1,000	4,254
JAFCO Co. Ltd.	200	4,534
Japan Airlines Co. Ltd.[a]	200	9,508
Japan Airport Terminal Co. Ltd.	300	3,258
Japan Excellent Inc.	1	5,530
Japan Hotel REIT Investment Corp.	17	4,788
Japan Petroleum Exploration Co. Ltd.	100	3,760
Japan Prime Realty Investment Corp.	3	9,019
Japan Real Estate Investment Corp.	2	19,992
Japan Rental Housing Investments Inc.	6	3,622
Japan Retail Fund Investment Corp.	7	12,742
Japan Securities Finance Co. Ltd.	1,200	5,480
Japan Steel Works Ltd. (The)	1,000	5,918
Japan Tobacco Inc.	3,200	88,317
JFE Holdings Inc.	1,800	25,335
JGC Corp.	1,000	34,343
Joyo Bank Ltd. (The)	2,000	9,658
JSR Corp.	700	11,980
JTEKT Corp.	800	6,005
Jupiter Telecommunications Co. Ltd.	8	10,859
Juroku Bank Ltd. (The)	2,000	6,481
JVC Kenwood Corp.	900	3,187
JX Holdings Inc.	8,300	44,132
K’s Holdings Corp.	200	5,347

34

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

Kadokawa Group Holdings Inc.	100	$3,071
Kagome Co. Ltd.	300	6,110
Kagoshima Bank Ltd. (The)	1,000	6,368
Kajima Corp.	3,000	8,295
Kakaku.com Inc.	100	3,422
Kamigumi Co. Ltd.	1,000	8,057
Kaneka Corp.	1,000	4,867
Kanematsu Corp.[a]	4,000	4,704
Kansai Electric Power Co. Inc. (The)	2,800	21,509
Kansai Paint Co. Ltd.	1,000	10,747
Kao Corp.	1,900	53,294
Kawasaki Heavy Industries Ltd.	5,000	10,259
Kawasaki Kisen Kaisha Ltd.[a]	4,000	5,054
Kayaba Industry Co. Ltd.	1,000	3,591
KDDI Corp.	1,000	77,568
Keihin Corp.	200	2,407
Keikyu Corp.	2,000	18,816
Keio Corp.	2,000	15,163
Keisei Electric Railway Co. Ltd.	1,000	9,158
Keiyo Bank Ltd. (The)	1,000	4,379
Kenedix Realty Investment Corp.	1	3,413
Kewpie Corp.	400	6,591
Keyence Corp.	200	52,996
Kintetsu Corp.	6,000	23,496
Kintetsu World Express Inc.	100	2,812
Kirin Holdings Co. Ltd.	3,000	37,608
Kisoji Co. Ltd.	300	6,144
Kissei Pharmaceutical Co. Ltd.	200	3,403
Kiyo Holdings Inc.	4,000	5,455
Kobayashi Pharmaceutical Co. Ltd.	100	5,273
Kobe Steel Ltd.	11,000	9,633
Kokuyo Co. Ltd.	700	5,430
Komatsu Ltd.	3,400	71,122
Komeri Co. Ltd.	200	4,822
Konami Corp.	400	9,153
Konica Minolta Holdings Inc.	2,000	13,262
Kose Corp.	200	4,311
Kubota Corp.	4,000	40,836
Kuraray Co. Ltd.	1,200	13,917
Kureha Corp.	1,000	3,878
Kurita Water Industries Ltd.	400	9,068
Kyocera Corp.	600	52,621
KYORIN Holdings Inc.	200	4,224
Kyowa Exeo Corp.	400	4,189
Kyowa Hakko Kirin Co. Ltd.	1,000	10,622
Kyushu Electric Power Co. Inc.	1,600	12,111
Lawson Inc.	200	14,688
Leopalace21 Corp.[a]	800	2,402
Lintec Corp.	200	3,451
Lion Corp.	1,000	5,768
LIXIL Group Corp.	1,000	22,082
M3 Inc.	2	3,838
Mabuchi Motor Co. Ltd.	100	4,229
Makino Milling Machine Co. Ltd.	1,000	4,692
Makita Corp.	400	15,789
Mandom Corp.	200	5,275
Marubeni Corp.	6,000	38,809
Maruha Nichiro Holdings Inc.	3,000	4,917
Marui Group Co. Ltd.	900	6,463
Maruichi Steel Tube Ltd.	200	4,154
Matsui Securities Co. Ltd.	500	3,365
Matsumotokiyoshi Co. Ltd.	100	2,405
Mazda Motor Corp.[a]	10,000	11,885

Security	Shares	Value

McDonald’s Holdings Co. (Japan) Ltd.	200	$5,550
Medipal Holdings Corp.	600	7,627
Megachips Corp.	200	4,459
MEGMILK SNOW BRAND Co. Ltd.	300	5,059
Meidensha Corp.	1,000	3,516
Meiji Holdings Co. Ltd.	200	9,145
Meitec Corp.	200	4,399
Message Co. Ltd.	1	3,083
MID REIT Inc.	2	5,245
Minebea Co. Ltd.	1,000	3,278
Miraca Holdings Inc.	200	8,445
MIRAIT Holdings Corp.	500	4,047
Misawa Homes Co. Ltd.	200	2,935
Misumi Group Inc.	300	7,353
Mitsubishi Chemical Holdings Corp.	5,000	19,767
Mitsubishi Corp.	5,100	90,923
Mitsubishi Electric Corp.	7,000	52,196
Mitsubishi Estate Co. Ltd.	5,000	98,774
Mitsubishi Gas Chemical Co. Inc.	1,000	4,929
Mitsubishi Heavy Industries Ltd.	11,000	46,240
Mitsubishi Materials Corp.	4,000	11,610
Mitsubishi Motors Corp.[a]	14,000	12,086
Mitsubishi Tanabe Pharma Corp.	800	11,520
Mitsubishi UFJ Financial Group Inc.	45,700	206,402
Mitsubishi UFJ Lease & Finance Co. Ltd.	210	9,038
Mitsui & Co. Ltd.	6,200	87,264
Mitsui Chemicals Inc.	3,000	6,193
Mitsui Engineering & Shipbuilding Co. Ltd.	4,000	4,804
Mitsui Fudosan Co. Ltd.	3,000	60,540
Mitsui Mining & Smelting Co. Ltd.	2,000	4,229
Mitsui O.S.K. Lines Ltd.	4,000	9,558
Mitsumi Electric Co. Ltd.[a]	700	3,363
Miura Co. Ltd.	200	4,564
Mizuho Financial Group Inc.	81,400	127,299
MonotaRO Co. Ltd.	100	2,624
Mori Hills REIT Investment Corp.	1	4,848
Mori Seiki Co. Ltd.	600	3,753
Morinaga & Co. Ltd.	3,000	6,606
Morinaga Milk Industry Co. Ltd.	1,000	3,303
MOS Food Services Inc.	300	5,731
Moshi Moshi Hotline Inc.	200	3,005
MS&AD Insurance Group Holdings Inc.	1,900	32,162
Murata Manufacturing Co. Ltd.	800	38,834
Musashi Seimitsu Industry Co. Ltd.	200	4,179
Musashino Bank Ltd. (The)	200	5,717
Nabtesco Corp.	400	7,436
Nachi-Fujikoshi Corp.	1,000	3,103
Nagase & Co. Ltd.	500	5,323
Namco Bandai Holdings Inc.	600	9,413
Nanto Bank Ltd. (The)	1,000	5,092
NEC Corp.[a]	10,000	19,142
NEC Networks & System Integration Corp.	200	3,651
Net One Systems Co. Ltd.	300	3,333
Nexon Co. Ltd.[a]	400	4,869
NGK Insulators Ltd.	1,000	11,135
NGK Spark Plug Co. Ltd.	1,000	11,160
NHK Spring Co. Ltd.	600	4,992
Nichi-Iko Pharmaceutical Co. Ltd.	200	4,229
Nichias Corp.	1,000	4,892
Nichii Gakkan Co.	400	3,638
Nichirei Corp.	1,000	5,505
Nidec Corp.	400	28,425
Nifco Inc.	200	4,534

35

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

Nihon Kohden Corp.	200	$7,424
Nikon Corp.	1,200	30,477
Nintendo Co. Ltd.	400	51,445
Nippon Accommodations Fund Inc.	1	7,094
Nippon Building Fund Inc.	2	21,444
Nippon Electric Glass Co. Ltd.	1,000	5,079
Nippon Express Co. Ltd.	3,000	10,960
Nippon Flour Mills Co. Ltd.	1,000	4,179
Nippon Konpo Unyu Soko Co. Ltd.	300	3,607
Nippon Light Metal Holdings Co. Ltd.[a]	4,100	3,693
Nippon Paint Co. Ltd.	1,000	7,994
Nippon Paper Group Inc.	400	4,569
Nippon Sheet Glass Co. Ltd.	5,000	4,129
Nippon Soda Co. Ltd.	1,000	4,341
Nippon Steel & Sumitomo Metal Corp.	28,000	61,654
Nippon Suisan Kaisha Ltd.	2,300	5,036
Nippon Telegraph and Telephone Corp.	1,500	68,216
Nippon Yusen K.K.	6,000	11,410
Nipro Corp.	700	4,782
Nishi-Nippon City Bank Ltd. (The)	3,000	6,831
Nishimatsu Construction Co. Ltd.	2,000	3,128
Nishimatsuya Chain Co. Ltd.	600	4,827
Nissan Chemical Industries Ltd.	500	5,505
Nissan Motor Co. Ltd.	8,800	73,544
Nisshin OilliO Group Ltd. (The)	1,000	3,678
Nisshin Seifun Group Inc.	500	6,237
Nisshin Steel Holdings Co. Ltd.[a]	400	2,647
Nissin Foods Holdings Co. Ltd.	200	7,557
Nissin Kogyo Co. Ltd.	300	4,298
Nitori Holdings Co. Ltd.	100	8,157
Nitto Boseki Co. Ltd.	1,000	3,278
Nitto Denko Corp.	600	27,174
Nitto Kogyo Corp.	200	3,058
NKSJ Holdings Inc.	1,400	25,485
NOF Corp.	1,000	4,767
NOK Corp.	400	6,396
Nomura Holdings Inc.	13,300	47,922
Nomura Real Estate Holdings Inc.	300	5,378
Nomura Real Estate Office Fund Inc.	1	6,280
Nomura Real Estate Residential Fund Inc.	1	5,961
Nomura Research Institute Ltd.	400	8,482
Noritz Corp.	200	3,280
North Pacific Bank Ltd.[a]	1,600	4,124
NSK Ltd.	2,000	10,960
NTN Corp.	2,000	3,578
NTT Data Corp.	5	16,258
NTT DOCOMO Inc.	54	79,247
NTT Urban Development Corp.	4	3,288
Obayashi Corp.	2,000	8,933
OBIC Co. Ltd.	30	6,167
Odakyu Electric Railway Co. Ltd.	2,000	21,194
Ogaki Kyoritsu Bank Ltd. (The)	2,000	7,031
Oiles Corp.	200	3,753
Oita Bank Ltd. (The)	1,000	3,353
Oji Holdings Corp.	3,000	8,783
Okasan Securities Group Inc.	1,000	3,766
Oki Electric Industry Co. Ltd.[a]	3,000	3,003
Okinawa Electric Power Co. Inc. (The)	100	3,059
Okuma Corp.	1,000	6,093
Okumura Corp.	1,000	3,215
Olympus Corp.[a]	800	13,952
Omron Corp.	800	15,914
Ono Pharmaceutical Co. Ltd.	300	18,091

Security	Shares	Value

Oracle Corp. Japan	100	$4,441
Orient Corp.[a]	1,500	2,815
Oriental Land Co. Ltd.	200	27,249
ORIX Corp.	380	38,984
ORIX JREIT Inc.	1	4,867
Osaka Gas Co. Ltd.	7,000	28,813
OSAKA Titanium technologies Co. Ltd.	100	1,975
OSG Corp.	300	3,922
Otsuka Holdings Co. Ltd.	1,300	39,994
Pacific Metals Co. Ltd.	1,000	3,390
Panasonic Corp.	8,100	52,088
Paramount Bed Holdings Co. Ltd.	100	3,482
PARK24 Co. Ltd.	400	6,866
Penta-Ocean Construction Co. Ltd.	1,500	3,603
Pigeon Corp.	100	4,604
Pioneer Corp.[a]	1,400	3,345
Point Inc.	100	3,803
Pola Orbis Holdings Inc.	100	3,143
Premier Investment Corp.	1	3,634
Press Kogyo Co. Ltd.	1,000	4,179
Rakuten Inc.	2,700	24,254
Rengo Co. Ltd.	1,000	4,366
Resona Holdings Inc.	6,800	29,351
Resorttrust Inc.	200	3,723
Ricoh Co. Ltd.	2,000	16,690
Ricoh Leasing Co. Ltd.	200	4,652
Rinnai Corp.	100	6,818
Rohm Co. Ltd.	400	12,886
Royal Holdings Co. Ltd.	500	6,230
Ryohin Keikaku Co. Ltd.	100	6,618
Ryosan Co. Ltd.	300	5,056
Saizeriya Co. Ltd.	300	4,211
San-in Godo Bank Ltd. (The)	1,000	6,906
Sangetsu Co. Ltd.	200	5,320
Sankyo Co. Ltd.	200	9,045
Sankyo-Tateyama Holdings Inc.	2,000	4,329
Sankyu Inc.	1,000	3,478
Sanrio Co. Ltd.	200	6,578
Santen Pharmaceutical Co. Ltd.	300	13,118
Sanwa Holdings Corp.	1,000	3,991
Sapporo Holdings Ltd.	2,000	5,580
SBI Holdings Inc.	1,000	6,981
SCSK Corp.	200	3,398
Secom Co. Ltd.	800	40,686
Sega Sammy Holdings Inc.	700	13,180
Seiko Epson Corp.	700	3,880
Seino Holdings Co. Ltd.	1,000	5,755
Sekisui Chemical Co. Ltd.	2,000	16,389
Sekisui House Ltd.	2,000	20,393
Sekisui House SI Investment Corp.	1	4,554
Senshu Ikeda Holdings Inc.	900	5,607
Seven & I Holdings Co. Ltd.	2,700	83,165
Seven Bank Ltd.	1,700	4,849
Sharp Corp.	4,000	8,608
Shiga Bank Ltd. (The)	1,000	6,531
Shikoku Electric Power Co. Inc.	700	7,470
Shimachu Co. Ltd.	300	6,621
Shimadzu Corp.	1,000	6,718
Shimamura Co. Ltd.	100	10,409
Shimano Inc.	300	18,879
Shimizu Corp.	2,000	6,681
Shin-Etsu Chemical Co. Ltd.	1,500	84,449
Shinko Electric Industries Co. Ltd.	500	3,103

36

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

ShinMaywa Industries Ltd.	1,000	$5,417
Shionogi & Co. Ltd.	1,100	18,221
Ship Healthcare Holdings Inc.	100	3,332
Shiseido Co. Ltd.	1,400	17,690
Shizuoka Bank Ltd. (The)	2,000	20,418
SHO-BOND Holdings Co. Ltd.	100	3,019
Showa Corp.	300	2,770
Showa Denko K.K.	5,000	7,632
Showa Shell Sekiyu K.K.	900	4,999
SKY Perfect JSAT Holdings Inc.	9	4,110
SMC Corp.	200	31,478
SoftBank Corp.	3,200	101,169
Sohgo Security Services Co. Ltd.	300	4,211
Sojitz Corp.	5,100	6,317
Sony Corp.	3,700	44,161
Sony Financial Holdings Inc.	600	10,689
Sotetsu Holdings Inc.	2,000	6,781
Square Enix Holdings Co. Ltd.	300	4,222
Stanley Electric Co. Ltd.	500	6,881
Start Today Co. Ltd.	200	2,192
Sugi Holdings Co. Ltd.	100	3,609
Sumco Corp.[a]	500	3,415
Sumitomo Bakelite Co. Ltd.	1,000	3,566
Sumitomo Chemical Co. Ltd.	6,000	16,815
Sumitomo Corp.	4,000	54,448
Sumitomo Electric Industries Ltd.	2,700	28,983
Sumitomo Forestry Co. Ltd.	600	5,360
Sumitomo Heavy Industries Ltd.	2,000	7,156
Sumitomo Light Metal Industries Ltd.	5,000	4,066
Sumitomo Metal Mining Co. Ltd.	2,000	26,298
Sumitomo Mitsui Financial Group Inc.	4,800	146,768
Sumitomo Mitsui Trust Holdings Inc.	11,000	33,304
Sumitomo Osaka Cement Co. Ltd.	2,000	6,506
Sumitomo Real Estate Sales Co. Ltd.	50	2,349
Sumitomo Realty & Development Co. Ltd.	1,000	27,574
Sumitomo Rubber Industries Inc.	600	7,049
Sumitomo Warehouse Co. Ltd. (The)	1,000	4,179
Sundrug Co. Ltd.	100	3,677
Suzuken Co. Ltd.	300	9,455
Suzuki Motor Corp.	1,300	29,406
Sysmex Corp.	300	14,094
T&D Holdings Inc.	2,100	22,910
Taiheiyo Cement Corp.	4,000	8,507
Taikisha Ltd.	200	4,239
Taisei Corp.	4,000	11,010
Taisho Pharmaceutical Holdings Co. Ltd.	100	8,057
Taiyo Holdings Co. Ltd.	200	5,617
Taiyo Nippon Sanso Corp.	1,000	5,480
Taiyo Yuden Co. Ltd.	500	4,229
Takasago Thermal Engineering Co. Ltd.	600	4,714
Takashimaya Co. Ltd.	1,000	6,568
Takata Corp.	200	3,648
Takeda Pharmaceutical Co. Ltd.	2,800	129,964
Tamron Co. Ltd.	100	2,711
TDK Corp.	500	18,748
Teijin Ltd.	4,000	9,158
Terumo Corp.	600	25,823
THK Co. Ltd.	500	8,301
Toagosei Co. Ltd.	1,000	4,066
Tobu Railway Co. Ltd.	4,000	21,219
Toda Corp.	1,000	3,015
Toho Bank Ltd. (The)	1,000	3,340
Toho Co. Ltd.	500	8,701

Security	Shares	Value

Toho Gas Co. Ltd.	1,000	$6,055
Toho Holdings Co. Ltd.	200	4,076
Toho Zinc Co. Ltd.	1,000	3,390
Tohoku Electric Power Co. Inc.[a]	1,700	12,506
Tokai Carbon Co. Ltd.	1,000	3,203
Tokai Rika Co. Ltd.	200	2,512
Tokai Tokyo Financial Holdings Inc.	1,000	3,591
Tokio Marine Holdings Inc.	2,600	68,733
Tokuyama Corp.	2,000	3,828
Tokyo Broadcasting System Holdings Inc.	300	2,913
Tokyo Dome Corp.[a]	1,000	3,365
Tokyo Electric Power Co. Inc.[a]	5,300	8,620
Tokyo Electron Ltd.	600	26,911
Tokyo Gas Co. Ltd.	9,000	47,629
Tokyo Ohka Kogyo Co. Ltd.	200	4,069
Tokyo Seimitsu Co. Ltd.	300	4,523
Tokyo Tatemono Co. Ltd.[a]	2,000	8,207
Tokyu Corp.	4,000	20,318
Tokyu Land Corp.	1,000	5,605
TOKYU REIT Inc.	1	5,267
TOMONY Holdings Inc.	1,000	4,191
Tomy Co. Ltd.	800	4,404
TonenGeneral Sekiyu K.K.	1,000	9,058
Top REIT Inc.	1	4,642
Toppan Forms Co. Ltd.	400	3,763
Toppan Printing Co. Ltd.	2,000	11,535
Toray Industries Inc.	5,000	29,150
Toshiba Corp.	15,000	55,549
Toshiba Machine Co. Ltd.	1,000	4,329
Toshiba Tec Corp.	1,000	4,667
Tosoh Corp.	2,000	3,903
TOTO Ltd.	1,000	7,482
Toyo Ink SC Holdings Co. Ltd.	1,000	3,678
Toyo Seikan Kaisha Ltd.	600	6,366
Toyo Tire & Rubber Co. Ltd.	1,000	2,427
Toyobo Co. Ltd.	4,000	4,404
Toyoda Gosei Co. Ltd.	200	3,928
Toyota Boshoku Corp.	300	2,834
Toyota Industries Corp.	600	17,115
Toyota Motor Corp.	10,000	383,461
Toyota Tsusho Corp.	700	15,256
Trend Micro Inc.	400	11,190
TS Tech Co. Ltd.	200	3,400
TSI Holdings Co. Ltd.	400	2,437
Tsubakimoto Chain Co.	1,000	4,892
Tsumura & Co.	200	6,381
TV Asahi Corp.	200	2,575
Ube Industries Ltd.	4,000	9,108
Unicharm Corp.	400	21,619
Unipres Corp.	100	2,306
United Arrows Ltd.	100	2,558
United Urban Investment Corp.	7	8,407
Universal Entertainment Corp.	100	2,148
UNY Co. Ltd.	800	5,685
Ushio Inc.	500	5,267
USS Co. Ltd.	80	8,397
Valor Co. Ltd.	200	3,415
Wacom Co. Ltd.	2	5,803
Watami Co. Ltd.	100	2,234
West Japan Railway Co.	600	26,160
Xebio Co. Ltd.	100	1,954
Yahoo! Japan Corp.	56	19,246
Yakult Honsha Co. Ltd.	300	13,962

37

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

Yamada Denki Co. Ltd.	320	$13,852
Yamagata Bank Ltd. (The)	1,000	4,404
Yamaguchi Financial Group Inc.	1,000	8,270
Yamaha Corp.	600	5,382
Yamaha Motor Co. Ltd.	1,000	9,546
Yamanashi Chuo Bank Ltd. (The)	1,000	4,041
Yamato Holdings Co. Ltd.	1,400	21,281
Yamato Kogyo Co. Ltd.	200	5,607
Yaskawa Electric Corp.	1,000	7,156
Yokogawa Electric Corp.	800	9,088
Yokohama Rubber Co. Ltd. (The)	1,000	6,994
Yoshinoya Holdings Co. Ltd.	4	5,069
Zenrin Co. Ltd.	300	3,671
Zensho Holdings Co. Ltd.	300	3,644

		8,630,903
MALAYSIA — 0.92%
Affin Holdings Bhd	1,800	2,003
AirAsia Bhd	5,100	5,073
Alliance Financial Group Bhd	3,900	5,211
AMMB Holdings Bhd	6,600	13,824
Axiata Group Bhd	9,500	20,366
Berjaya Corp. Bhd	14,000	2,942
Berjaya Sports Toto Bhd	2,600	3,790
British American Tobacco (Malaysia) Bhd	500	10,381
Bumi Armada Bhd[a]	5,200	6,692
Bursa Malaysia Bhd	2,300	4,765
CapitaMalls Malaysia Trust Bhd	4,500	2,659
Carlsberg Brewery Malaysia Bhd	700	3,011
CIMB Group Holdings Bhd	17,900	44,838
Dialog Group Bhd	5,600	4,412
DiGi.Com Bhd	11,400	19,873
DRB-Hicom Bhd	2,600	2,117
Felda Global Ventures Holdings Bhd	5,300	8,143
Gamuda Bhd	6,000	7,111
Genting Bhd	7,600	22,081
Genting Malaysia Bhd	10,900	12,847
Genting Plantations Bhd	1,200	3,538
HAP Seng Consolidated Bhd	3,800	2,033
Hong Leong Bank Bhd	2,200	10,603
Hong Leong Financial Group Bhd	1,000	4,235
IGB Corp. Bhd	4,000	3,204
IHH Healthcare Bhd[a]	9,000	9,662
IJM Corp. Bhd	4,200	6,908
IOI Corp. Bhd	12,900	21,429
KLCC Property Holdings Bhd	1,200	2,336
Kuala Lumpur Kepong Bhd	1,900	13,361
Kulim Malaysia Bhd	1,700	2,796
Lafarge Malayan Cement Bhd	1,600	5,121
Malayan Banking Bhd	12,600	37,353
Malaysia Airports Holdings Bhd	2,500	4,769
Malaysia Marine and Heavy Engineering Holdings Bhd	2,100	3,330
Malaysian Resources Corp. Bhd	7,200	4,160
Maxis Communications Bhd	8,400	19,194
Media Prima Bhd	5,700	4,267
MISC Bhd	4,800	6,682
MMC Corp. Bhd	3,500	2,999
Multi-Purpose Holdings Bhd	2,900	3,456
Parkson Holdings Bhd	2,800	4,458
Pavilion Real Estate Investment Trust	4,500	2,039
Petronas Chemicals Group Bhd	10,900	23,260
Petronas Dagangan Bhd	1,000	7,249

Security	Shares	Value

Petronas Gas Bhd	2,300	$14,800
PPB Group Bhd	2,100	9,280
Public Bank Bhd Foreign	4,100	21,375
RHB Capital Bhd	2,600	6,402
Sapurakencana Petroleum Bhd[a]	9,000	7,416
Sime Darby Bhd	10,000	32,108
SP Setia Bhd	1,700	2,015
Sunway Real Estate Investment Trust Bhd	7,300	3,667
TAN Chong Motor Holdings Bhd	1,800	2,618
Telekom Malaysia Bhd	3,800	7,460
Tenaga Nasional Bhd	10,400	23,729
TIME dotCom Bhd	2,000	2,298
Top Glove Corp. Bhd	2,100	3,688
UEM Land Holdings Bhd[a]	6,500	4,524
UMW Holdings Bhd	1,700	5,570
WCT Bhd	3,800	3,443
YTL Corp. Bhd	17,900	10,284
YTL Power International Bhd	9,900	5,298

		576,556
MEXICO — 1.14%
Alfa SAB de CV Series A	9,900	18,266
Alsea SAB de CVa	2,000	3,209
America Movil SAB de CV Series L	141,100	179,275
Arca Continental SAB de CV	1,100	7,985
Bolsa Mexicana de Valores SAB de CV	1,400	3,101
Cemex SAB de CV CPO[a]	38,400	34,824
Coca-Cola FEMSA SAB de CV Series L	1,500	19,234
Compartamos SAB de CV	4,500	6,041
Corporacion Geo SAB de CV Series Ba	2,700	3,247
Desarrolladora Homex SAB de CVa	1,300	2,868
El Puerto de Liverpool SA de CV Series C1	600	5,379
Empresas ICA SAB de CVa	2,600	5,588
Fomento Economico Mexicano SAB de CV BD Units	7,000	63,065
Genomma Lab Internacional SAB de CV Series Ba	3,000	5,982
Gruma SAB de CV Series Ba	900	2,627
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,300	6,230
Grupo Aeroportuario del Sureste SAB de CV Series B	800	7,757
Grupo Bimbo SAB de CV Series A	6,100	14,214
Grupo Carso SAB de CV Series A1	1,900	6,879
Grupo Financiero Banorte SAB de CV Series O	6,700	37,240
Grupo Financiero Inbursa SAB de CV Series O	7,100	18,915
Grupo Financiero Santander Mexico SAB de CV Series B	5,300	14,460
Grupo Herdez SAB de CV	1,300	3,523
Grupo Mexico SAB de CV Series B	13,600	43,599
Grupo Modelo SAB de CV Series C	2,200	19,397
Grupo Simec SAB de CV Series Ba	600	2,391
Grupo Televisa SAB CPO	9,300	42,291
Industrias CH SAB de CV Series Ba	700	4,046
Industrias Penoles SAB de CV	500	24,920
Kimberly-Clark de Mexico SAB de CV Series A	5,600	13,451
Mexichem SAB de CV	3,700	18,343
Minera Frisco SAB de CV Series A1[a]	2,200	8,759
TV Azteca SAB de CV CPO	5,600	3,521
Urbi Desarrollos Urbanos SAB de CVa	3,700	2,310
Wal-Mart de Mexico SAB de CV Series V	19,300	57,021

		709,958
NETHERLANDS — 1.67%
Aalberts Industries NV	364	6,603
AEGON NV	6,201	34,616

38

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

Akzo Nobel NV	850	$46,227
Arcadis NV	251	5,358
ASM International NV	187	5,910
ASML Holding NV	1,540	84,710
BinckBank NV	467	3,743
Brunel International NV	67	3,225
Corio NV	227	10,111
CSM NV CVA	285	5,815
D.E Master Blenders 1753 NVa	2,136	26,098
Delta Lloyd NV	524	8,712
Eurocommercial Properties NV	159	6,236
Fugro NV CVA	257	17,370
Heineken Holding NV	378	19,176
Heineken NV	844	52,020
ING Groep NV CVA[a]	13,896	122,732
Koninklijke Ahold NV	3,783	48,152
Koninklijke BAM Groep NV	1,161	4,312
Koninklijke DSM NV	551	28,284
Koninklijke KPN NV	3,627	22,893
Koninklijke Philips Electronics NV	3,754	93,835
Koninklijke Ten Cate NV	181	4,009
Mediq NV	240	3,887
Nieuwe Steen Investments NV	411	3,551
Nutreco NV	137	10,252
PostNL NVa	1,651	6,508
Randstad Holding NV	446	14,555
Reed Elsevier NV	2,498	33,551
Royal Boskalis Westminster NV CVA	261	9,940
Royal Imtech NV	267	6,695
Royal Vopak NV	251	17,469
SBM Offshore NVa	660	8,621
Sligro Food Group NV	160	4,354
TKH Group NV	230	5,256
TomTom NVa	439	2,190
Unilever NV CVA	5,899	216,552
Unit4 NV	166	4,555
USG People NV	470	3,295
VastNed Retail NV	102	4,724
Wereldhave NV	98	5,795
Wolters Kluwer NV	1,123	21,726

		1,043,623
NEW ZEALAND — 0.15%
Air New Zealand Ltd.	1,925	1,962
Auckland International Airport Ltd.	3,692	8,150
Chorus Ltd.	1,365	3,793
Contact Energy Ltd.[a]	1,501	6,836
Fisher & Paykel Healthcare Corp. Ltd.	2,166	4,185
Fletcher Building Ltd.	2,488	14,400
Freightways Ltd.	911	3,205
Goodman Property Trust	2,373	2,068
Infratil Ltd.	2,229	4,141
Kiwi Income Property Trust	2,144	2,062
Mainfreight Ltd.	320	2,802
Nuplex Industries Ltd.	1,104	2,741
Precinct Properties New Zealand Ltd.	2,469	2,101
Ryman Healthcare Ltd.	1,272	4,235
Sky Network Television Ltd.	910	4,017
SKYCITY Entertainment Group Ltd.	1,962	6,258
Telecom Corp. of New Zealand Ltd.	6,527	12,905
Trade Me Ltd.	598	2,109

Security	Shares	Value

Vector Ltd.	1,107	$2,475

		90,445
NORWAY — 0.78%
Aker ASA Class A	104	3,661
Aker Solutions ASA	592	11,613
Algeta ASA[a]	174	4,678
Atea ASA	440	4,682
Austevoll Seafood ASA	644	3,034
Cermaq ASA	304	4,153
Det norske oljeselskap ASA[a]	207	3,187
DNB ASA	3,476	43,349
DNO International ASA[a]	2,309	4,024
Dockwise Ltd.[a]	222	3,539
Fred Olsen Energy ASA	127	5,950
Gjensidige Forsikring ASA	609	8,885
Kvaerner ASA	1,223	3,095
Leroey Seafood Group ASA	135	2,778
Marine Harvest ASA[a]	10,493	8,234
Norsk Hydro ASA	3,175	14,275
Northland Resources SAa	4,193	3,290
Norwegian Air Shuttle ASa	164	3,533
Norwegian Property ASA	3,512	5,259
Opera Software ASA	494	2,717
Orkla ASA	2,621	20,704
Petroleum Geo-Services ASA	801	13,791
Polarcus Ltd.[a]	2,536	2,639
Prosafe SE	976	8,117
Renewable Energy Corp. ASA[a]	9,869	1,726
Schibsted ASA	279	10,433
Seadrill Ltd.	1,261	50,976
SpareBank 1 SMN	805	5,203
Statoil ASA	3,985	98,345
Stolt-Nielsen Ltd.	193	3,533
Storebrand ASA[a]	1,331	6,703
Subsea 7 SA	1,014	22,218
Telenor ASA	2,563	50,323
TGS-NOPEC Geophysical Co. ASA	377	12,810
Tomra Systems ASA	750	6,174
Yara International ASA	665	31,285

		488,916
PERU — 0.15%
Compania de Minas Buenaventura SA SP ADR	754	26,963
Credicorp Ltd.	282	36,474
Southern Copper Corp.	734	27,965

		91,402
PHILIPPINES — 0.24%
Aboitiz Equity Ventures Inc.	7,200	8,433
Aboitiz Power Corp.	7,500	6,026
Alliance Global Group Inc.	14,800	5,346
Ayala Corp.	700	7,528
Ayala Land Inc.	20,400	11,662
Bank of the Philippine Islands	2,920	5,741
BDO Unibank Inc.[a]	5,400	8,389
Belle Corp.[a]	20,700	2,703
DMCI Holdings Inc.	3,000	3,932
Energy Development Corp.	31,500	5,100
First Gen Corp.[a]	5,900	3,201

39

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

First Philippine Holdings Corp.	1,770	$3,712
Globe Telecom Inc.	125	3,459
International Container Terminal Services Inc.	3,000	5,170
Jollibee Foods Corp.	1,620	4,157
Manila Electric Co.	700	4,741
Manila Water Co. Inc.	4,700	3,309
Megaworld Corp.	46,000	2,736
Metropolitan Bank & Trust Co.	930	2,145
Philippine Long Distance Telephone Co.	155	9,971
Philippine National Bank[a]	1,420	2,482
Puregold Price Club Inc.	3,700	2,690
Robinsons Land Corp.	6,300	2,906
San Miguel Corp.	1,830	4,847
Security Bank Corp.	500	1,965
SM Investments Corp.	790	15,399
SM Prime Holdings Inc.	25,700	9,046
Universal Robina Corp.	3,300	5,760

		152,556
POLAND — 0.34%
Asseco Poland SA	284	3,556
Bank Handlowy w Warszawie SA	126	3,666
Bank Millennium SAa	1,845	2,443
Bank Pekao SA	438	21,018
BRE Bank SAa	55	5,185
Cyfrowy Polsat SAa	857	3,890
ENEA SA	489	2,357
Eurocash SA	265	3,234
Getin Noble Bank SAa	5,498	2,857
Globe Trade Centre SAa	1,058	2,722
Grupa Lotos SAa	284	2,991
Jastrzebska Spolka Weglowa SA	129	3,505
Kernel Holding SAa	203	4,245
KGHM Polska Miedz SA	500	25,166
Lubelski Wegiel Bogdanka SA	142	5,334
Netia SAa	1,420	2,582
Polska Grupa Energetyczna SA	2,796	15,141
Polski Koncern Naftowy Orlen SAa	1,200	16,452
Polskie Gornictwo Naftowe i Gazownictwo SAa	7,010	8,667
Powszechna Kasa Oszczednosci Bank Polski SA	2,744	30,655
Powszechny Zaklad Ubezpieczen SA	206	24,051
Synthos SA	1,934	3,209
Tauron Polska Energia SA	4,007	5,531
Telekomunikacja Polska SA	2,684	10,132
TVN SA	918	2,011
Zaklady Azotowe w Tarnowie-Moscicach SAa	128	1,927

		212,527
PORTUGAL — 0.13%
Banco BPI SAa	1,804	2,010
Banco Comercial Portugues SA Registered[a]	42,920	3,893
Banco Espirito Santo SA Registered[a]	7,587	7,374
Energias de Portugal SA	6,976	18,947
Galp Energia SGPS SA Class B	880	14,083
Jeronimo Martins SGPS SA	815	14,257
Portucel Empresa Produtore de Pasta e Papel SA	747	2,081
Portugal Telecom SGPS SA Registered	2,237	11,250
Sonae SGPS SA	3,511	2,602
Zon Multimedia Servicos Telecomunicacoes e Multimedia SGPS SA	926	2,936

		79,433

Security	Shares	Value

RUSSIA — 0.04%
Gazprom OAO	855	$7,815
LUKOIL OAO SP ADR	92	5,538
Mobile TeleSystems OJSC SP ADR	119	2,040
Sberbank of Russia SP ADR	870	10,135

		25,528
SINGAPORE — 1.38%
AIMS AMP Capital Industrial REIT	6,000	7,328
ARA Asset Management Ltd.[b]	3,000	3,897
Ascendas India Trust	11,000	6,852
Ascendas REIT	6,000	11,606
Ascott Residence Trust	4,000	4,180
Biosensors International Group Ltd.[a]	4,000	3,557
Cache Logistics Trust	7,000	7,057
Cambridge Industrial Trust	14,000	7,631
CapitaCommercial Trust	7,000	9,008
CapitaLand Ltd.	9,000	24,122
CapitaMall Trust Management Ltd.	8,000	13,836
CapitaMalls Asia Ltd.	5,000	7,582
CapitaRetail China Trust	4,000	5,115
CDL Hospitality Trusts	3,000	4,758
City Developments Ltd.	2,000	18,786
ComfortDelGro Corp. Ltd.	7,000	9,696
COSCO Corp. (Singapore) Ltd.	5,000	3,606
DBS Group Holdings Ltd.	6,000	68,358
Ezion Holdings Ltd.	3,000	3,184
Ezra Holdings Ltd.[a]	4,000	3,656
First REIT	8,000	6,852
First Resources Ltd.	2,000	3,361
Frasers Centrepoint Trust	3,000	4,807
Frasers Commercial Trust	6,000	6,123
Genting Singapore PLC	23,000	25,073
Global Logistic Properties Ltd.	7,000	14,745
Golden Agri-Resources Ltd.	24,000	12,295
Hutchison Port Holdings Trust	19,000	14,820
Hyflux Ltd.	3,000	3,320
Indofood Agri Resources Ltd.	3,000	3,098
K-Green Trust	10,000	8,278
Keppel Corp. Ltd.	5,000	43,687
Keppel Land Ltd.	3,000	8,360
Keppel REIT Management Ltd.	2,000	1,951
LionGold Corp. Ltd.[a]	3,000	2,619
Lippo Malls Indonesia Retail Trust	11,000	4,373
M1 Ltd.	2,000	4,279
Mapletree Commercial Trust	4,000	3,967
Mapletree Industrial Trust	4,000	4,590
Mapletree Logistics Trust	4,000	3,639
Midas Holdings Ltd.	10,000	3,320
Neptune Orient Lines Ltd.[a]	4,000	3,803
Noble Group Ltd.	14,000	15,032
Olam International Ltd.	6,000	9,688
Oversea-Chinese Banking Corp. Ltd.	9,000	67,128
Overseas Union Enterprise Ltd.	1,000	2,172
Parkway Life REIT	3,000	5,016
Perennial China Retail Trust	13,000	5,115
Raffles Medical Group Ltd.	2,000	4,016
Sabana Shari’ah Compliant Industrial REIT	9,000	8,188
SATS Ltd.	3,000	6,860
SembCorp Industries Ltd.	4,000	17,835
SembCorp Marine Ltd.	3,000	11,581

40

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

Singapore Airlines Ltd.	2,000	$17,376
Singapore Exchange Ltd.	3,000	16,548
Singapore Post Ltd.	7,000	6,541
Singapore Technologies Engineering Ltd.	6,000	17,311
Singapore Telecommunications Ltd.	28,000	73,899
SMRT Corp. Ltd.	4,000	5,688
Starhill Global REIT	8,000	5,147
StarHub Ltd.	2,000	6,033
STX OSV Holdings Ltd.	2,000	2,508
Suntec REIT	7,000	9,209
Super Group Ltd.	1,000	2,000
Tiger Airways Holdings Ltd.[a]	7,000	4,274
United Engineers Ltd.	3,000	6,074
United Overseas Bank Ltd.	5,000	74,874
UOB-Kay Hian Holdings Ltd.	4,000	5,262
UOL Group Ltd.	2,000	9,278
Venture Corp. Ltd.	1,000	6,270
Wheelock Properties Ltd.	1,000	1,484
Wilmar International Ltd.	7,000	17,729
Wing Tai Holdings Ltd.	3,000	4,266
Yangzijiang Shipbuilding (Holdings) Ltd.	7,000	5,192
Yanlord Land Group Ltd.[a]	2,000	2,065

		862,834
SOUTH AFRICA — 1.83%
Absa Group Ltd.	1,092	17,474
Acucap Properties Ltd.	689	3,528
Adcock Ingram Holdings Ltd.	806	5,365
Aeci Ltd.	644	5,466
African Bank Investments Ltd.	2,709	9,130
African Rainbow Minerals Ltd.	389	8,116
Anglo American Platinum Ltd.	264	12,230
AngloGold Ashanti Ltd.	1,401	46,458
ArcelorMittal South Africa Ltd.[a]	936	3,594
Aspen Pharmacare Holdings Ltd.	1,043	18,944
Assore Ltd.	111	4,568
Aveng Ltd.	1,669	5,936
AVI Ltd.	1,017	6,685
Barloworld Ltd.	815	6,582
Bidvest Group Ltd.	1,050	24,979
Brait SEa	1,670	6,546
Capital Property Fund	4,648	5,332
Clicks Group Ltd.	1,059	7,277
Coronation Fund Managers Ltd.	1,219	4,687
DataTec Ltd.	930	5,752
Discovery Holdings Ltd.	1,080	6,893
Emira Property Fund	2,374	3,630
Exxaro Resources Ltd.	475	9,474
FirstRand Ltd.	11,388	37,675
Foschini Group Ltd. (The)	746	10,796
Fountainhead Property Trust	5,793	5,321
Gold Fields Ltd.	2,623	32,278
Grindrod Ltd.	1,875	3,207
Growthpoint Properties Ltd.	5,496	14,916
Harmony Gold Mining Co. Ltd.	1,440	11,756
Hyprop Investments Ltd.	349	2,688
Illovo Sugar Ltd.	1,128	4,105
Impala Platinum Holdings Ltd.	1,979	35,489
Imperial Holdings Ltd.	639	14,469
Investec Ltd.	996	5,839
JD Group Ltd.	603	3,209
JSE Ltd.	576	4,657

Security	Shares	Value

Kumba Iron Ore Ltd.	313	$19,501
Lewis Group Ltd.	468	3,712
Liberty Holdings Ltd.	409	4,728
Life Healthcare Group Holdings Ltd.	3,422	12,899
Massmart Holdings Ltd.	418	8,380
MMI Holdings Ltd.	3,520	8,485
Mondi Ltd.	532	5,736
Mr. Price Group Ltd.	850	13,088
MTN Group Ltd.	6,127	110,113
Murray & Roberts Holdings Ltd.[a]	1,967	5,076
Nampak Ltd.	2,358	7,834
Naspers Ltd. Class N	1,432	92,662
Nedbank Group Ltd.	768	15,803
Netcare Ltd.	3,513	7,269
Northam Platinum Ltd.	1,000	3,747
Omnia Holdings Ltd.	226	3,334
Pick n Pay Holdings Ltd.	1,508	3,219
Pick n Pay Stores Ltd.	1,002	4,885
PPC Ltd.	2,014	6,712
Redefine Properties Ltd.	8,918	9,226
Remgro Ltd.	1,555	26,545
Resilient Property Income Fund Ltd.	904	4,740
Reunert Ltd.	710	6,234
RMB Holdings Ltd.	2,513	10,989
RMI Holdings Ltd.	2,350	6,108
Sanlam Ltd.	6,418	28,574
Santam Ltd.	137	2,850
Sappi Ltd.[a]	2,228	6,283
Sasol Ltd.	2,008	85,406
Shoprite Holdings Ltd.	1,578	32,343
SPAR Group Ltd. (The)	656	9,181
Standard Bank Group Ltd.	4,377	53,892
Steinhoff International Holdings Ltd.[a]	4,140	13,868
Sun International Ltd.	527	5,846
Super Group Ltd.[a]	1,787	3,184
Telkom South Africa Ltd.[a]	1,393	2,922
Tiger Brands Ltd.	595	18,850
Tongaat Hulett Ltd.	408	6,379
Truworths International Ltd.	1,597	17,330
Vodacom Group Ltd.	1,385	17,402
Wilson Bayly Holmes-Ovcon Ltd.	250	4,084
Woolworths Holdings Ltd.	2,698	20,283

		1,144,753
SOUTH KOREA — 3.50%
3S Korea Co. Ltd.[a]	277	2,291
Able C&C Co. Ltd.	35	2,914
AmorePacific Corp.	13	14,781
AmorePacific Group	12	5,172
Asiana Airlines Inc.[a]	600	3,466
Binggrae Co. Ltd.	31	3,368
BS Financial Group Inc.	630	7,134
Capro Corp.	170	2,011
Celltrion Inc.	405	9,971
Chabio & Diostech Co. Ltd.[a]	321	2,422
Cheil Industries Inc.	171	14,645
Cheil Worldwide Inc.	360	6,932
CJ CGV Co. Ltd.	140	4,339
CJ CheilJedang Corp.	31	9,736
CJ Corp.	61	5,957
CJ E&M Corp.[a]	105	2,826
CJ O Shopping Co. Ltd.	15	3,345

41

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

Com2uS Corp.[a]	31	$1,845
Cosmax Inc.	60	2,677
Daelim Industrial Co. Ltd.	101	7,029
Daesang Corp.	110	2,668
Daewoo Engineering & Construction Co. Ltd.[a]	480	4,084
Daewoo International Corp.	150	5,763
Daewoo Securities Co. Ltd.	680	6,859
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	370	7,939
Daishin Securities Co. Ltd.	560	4,462
Daou Technology Inc.	160	2,274
Daum Communications Corp.	54	4,639
Dong-A Pharmaceutical Co. Ltd.	41	4,248
Dongbu Insurance Co. Ltd.	170	7,708
Dongkuk Steel Mill Co. Ltd.	270	3,466
Dongsuh Co. Inc.	124	3,769
Dongwon Industries Co. Ltd.	9	2,352
Doosan Corp.	33	3,813
Doosan Heavy Industries & Construction Co. Ltd.	192	8,222
Doosan Infracore Co. Ltd.[a]	410	6,053
E-Mart Co. Ltd.	80	17,348
Fila Korea Ltd.	57	3,214
Gamevil Inc.[a]	24	2,504
GemVax & Kael Co. Ltd.[a]	103	3,499
Grand Korea Leisure Co. Ltd.	130	3,659
Green Cross Corp.	30	4,346
Green Cross Holdings Corp.	170	2,650
GS Engineering & Construction Corp.	142	7,995
GS Holdings Corp.	201	12,643
Halla Climate Control Corp.	160	2,978
Hana Tour Service Inc.	54	3,040
Handsome Co. Ltd.	100	2,535
Hanjin Heavy Industries & Construction Co. Ltd.[a]	240	2,597
Hanjin Shipping Co. Ltd.[a]	380	4,233
Hankook Tire Co. Ltd.[a]	280	11,810
Hanmi Pharm Co. Ltd.[a]	33	3,344
Hansol Paper Co.	380	3,192
Hanwha Chemical Corp.	350	5,809
Hanwha Corp.	200	5,712
Hanwha Life Insurance Co. Ltd.	810	5,711
Honam Petrochemical Corp.	55	11,246
Hotel Shilla Co. Ltd.	133	5,610
Huchems Fine Chemical Corp.	150	3,253
Hyosung Corp.	100	5,511
Hyundai Department Store Co. Ltd.	60	7,455
Hyundai Development Co.	240	4,313
Hyundai Engineering & Construction Co. Ltd.	259	15,603
Hyundai Glovis Co. Ltd.	51	10,615
Hyundai Greenfood Co. Ltd.	210	3,485
Hyundai Heavy Industries Co. Ltd.	156	32,756
Hyundai Home Shopping Network Corp.	18	2,137
Hyundai Hysco Co. Ltd.	140	5,597
Hyundai Marine & Fire Insurance Co. Ltd.	250	8,080
Hyundai Merchant Marine Co. Ltd.[a]	200	4,814
Hyundai Mipo Dockyard Co. Ltd.	47	5,021
Hyundai Mobis Co. Ltd.	249	63,472
Hyundai Motor Co.	566	116,511
Hyundai Securities Co. Ltd.	600	4,605
Hyundai Steel Co.	219	15,763
Hyundai Wia Corp.	57	9,225
iMarketKorea Inc.	80	1,900
Industrial Bank of Korea	680	7,482
Interflex Co. Ltd.	34	1,939
Jeonbuk Bank	1,780	6,773

Security	Shares	Value

Kangwon Land Inc.	380	$8,850
KB Financial Group Inc.	1,320	44,904
KCC Corp.	18	5,050
KEPCO Plant Service & Engineering Co. Ltd.	57	3,136
Kia Motors Corp.	968	53,788
KIWOOM Securities Co. Ltd.	65	3,290
Kolon Industries Inc.	75	3,817
Korea Aerospace Industries Ltd.	140	3,517
Korea Electric Power Corp.[a]	980	25,430
Korea Exchange Bank[a]	1,080	7,487
Korea Gas Corp.	90	6,321
Korea Investment Holdings Co. Ltd.	170	5,814
Korea Zinc Co. Ltd.	32	13,145
Korean Air Lines Co. Ltd.[a]	160	7,181
Korean Reinsurance Co.	380	3,728
KP Chemical Corp.	260	2,575
KT Corp.	140	4,743
KT Skylife Co. Ltd.[a]	100	2,783
KT&G Corp.	398	30,326
Kumho Petro Chemical Co. Ltd.	54	5,298
Kumho Tire Co. Inc.[a]	250	3,014
LG Chem Ltd.	178	49,943
LG Corp.	359	21,923
LG Display Co. Ltd.[a]	880	26,143
LG Electronics Inc.	397	27,629
LG Fashion Corp.	110	3,066
LG Hausys Ltd.	53	3,810
LG Household & Health Care Ltd.	36	21,159
LG Innotek Co. Ltd.[a]	55	3,797
LG International Corp.	130	4,720
LG Life Sciences Ltd.[a]	90	3,767
LG Uplus Corp.	930	5,944
LIG Insurance Co. Ltd.	190	4,843
Lock & Lock Co. Ltd.	110	2,093
Lotte Chilsung Beverage Co. Ltd.	3	3,920
Lotte Confectionery Co. Ltd.	3	4,321
Lotte Samkang Co. Ltd.	5	3,351
Lotte Shopping Co. Ltd.	40	12,379
LS Corp.	76	6,216
LS Industrial Systems Co. Ltd.	73	4,565
Mando Corp.	51	6,734
Medipost Co. Ltd.[a]	35	2,754
Medy-Tox Inc.	33	2,484
MegaStudy Co. Ltd.	43	2,669
Meritz Fire & Marine Insurance Co. Ltd.	270	3,664
Mirae Asset Securities Co. Ltd.	130	3,528
Namyang Dairy Products Co. Ltd.	4	3,466
NCsoft Corp.	58	11,115
Nexen Tire Corp.	150	2,345
NHN Corp.	154	35,655
NongShim Co. Ltd.	16	3,785
OCI Co. Ltd.	60	8,472
ORION Corp.	14	13,145
Paradise Co. Ltd.	147	2,460
Partron Co. Ltd.	206	3,145
Poongsan Corp.	100	2,916
POSCO	244	76,851
RNL BIO Co. Ltd.[a]	580	2,135
S-Oil Corp.	176	16,122
S1 Corp.	85	5,128
Samsung C&T Corp.	471	25,610
Samsung Card Co. Ltd.	180	6,965
Samsung Electro-Mechanics Co. Ltd.	229	19,612

42

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

Samsung Electronics Co. Ltd.	401	$481,671
Samsung Engineering Co. Ltd.	114	14,896
Samsung Fine Chemicals Co. Ltd.	84	5,361
Samsung Fire & Marine Insurance Co. Ltd.	135	29,523
Samsung Heavy Industries Co. Ltd.	600	18,348
Samsung Life Insurance Co. Ltd.	245	21,117
Samsung SDI Co. Ltd.	131	16,456
Samsung Securities Co. Ltd.	250	11,198
Samsung Techwin Co. Ltd.	151	7,906
SeAH Besteel Corp.	90	2,104
Seegene Inc.[a]	35	2,510
Seoul Semiconductor Co. Ltd.	188	3,560
SFA Engineering Corp.	71	2,904
Shinsegae Co. Ltd.	30	5,364
SK Broadband Co. Ltd.[a]	993	3,633
SK C&C Co. Ltd.	90	7,898
SK Chemicals Co. Ltd.	68	4,190
SK Holdings Co. Ltd.	97	13,519
SK Hynix Inc.[a]	1,940	44,204
SK Innovation Co. Ltd.	226	33,260
SK Networks Co. Ltd.	570	4,991
SK Telecom Co. Ltd.	42	5,911
SKC Co. Ltd.	90	3,681
SM Entertainment Co.[a]	57	3,230
STX Offshore & Shipbuilding Co. Ltd.	340	2,463
STX Pan Ocean Co. Ltd.	770	2,432
Sung Kwang Bend Co. Ltd.	106	2,566
Sungwoo Hitech Co. Ltd.	209	2,031
Taekwang Industrial Co. Ltd.	3	2,789
TK Corp.[a]	97	2,459
TONGYANG Life Insurance Co.	280	3,030
TONGYANG Securities Inc.	930	3,279
ViroMed Co. Ltd.[a]	84	2,461
Woongjin Coway Co. Ltd.	220	8,008
Woori Finance Holdings Co. Ltd.	1,410	13,317
Woori Investment & Securities Co. Ltd.	570	5,514
YG Entertainment Inc.[a]	24	1,628
Youngone Corp.	90	2,789
Youngone Holdings Co. Ltd.	43	2,393
Yuhan Corp.	38	6,568

		2,182,873
SPAIN — 1.88%
Abertis Infraestructuras SA	1,317	19,830
Acciona SA	89	5,460
Acerinox SA	459	4,782
Actividades de Construcciones y Servicios SA	508	10,842
Almirall SA	318	2,843
Amadeus IT Holding SA Class A	1,114	27,571
Banco Bilbao Vizcaya Argentaria SA	19,457	162,292
Banco de Sabadell SA	10,086	24,544
Banco Popular Espanol SAa	4,968	7,744
Banco Santander SA	35,580	266,899
Bankia SAa	3,784	5,688
Bankinter SA	1,027	4,060
Bolsas y Mercados Espanoles	298	6,422
CaixaBank	2,936	11,109
Construcciones y Auxiliar de Ferrocarriles SA	9	4,280
Corporacion Financiera Alba SA	86	3,249
Distribuidora Internacional de Alimentacion SA	2,202	13,325
Ebro Foods SA	321	5,894
Enagas SA	645	12,821

Security	Shares	Value

Ferrovial SA	1,368	$19,322
Fomento de Construcciones y Contratas SA	241	3,148
Gamesa Corporacion Tecnologica SA	1,658	3,382
Gas Natural SDG SA	1,262	19,575
Grifols SAa	564	19,557
Grupo Catalana Occidente SA	199	3,249
Iberdrola SA	14,117	72,988
Indra Sistemas SA	455	5,188
Industria de Diseno Textil SA	787	100,389
International Consolidated Airlines Group SAa	3,550	9,324
Jazztel PLC[a]	878	5,814
Mapfre SA	2,719	7,533
Mediaset Espana Comunicacion SA	728	3,909
Obrascon Huarte Lain SA	168	4,394
Prosegur Compania de Seguridad SA	771	4,196
Red Electrica Corporacion SA	389	18,235
Repsol SA	2,975	59,444
Tecnicas Reunidas SA	113	5,548
Telefonica SA	14,585	192,016
Viscofan SA	174	8,419
Zardoya Otis SA	543	6,713

		1,171,998
SWEDEN — 2.12%
AarhusKarlshamn AB	112	4,405
Active Biotech ABa	224	2,059
AF AB Class B	154	3,418
Alfa Laval AB	1,193	20,712
Alliance Oil Co. Ltd. SDR[a]	472	3,628
Assa Abloy AB Class B	1,177	39,219
Atlas Copco AB Class A	2,574	63,270
Atlas Copco AB Class B	1,243	27,219
Axfood AB	94	3,479
Axis Communications AB	221	5,162
Betsson AB	109	2,973
Billerud AB	379	3,613
Boliden AB	921	16,087
Castellum AB	537	7,191
Clas Ohlson AB Class B	200	2,555
Electrolux AB Class B	858	21,943
Elekta AB Class B	1,353	19,269
Fabege AB	485	4,817
Getinge AB Class B	743	22,843
Hakon Invest AB	209	3,588
Hennes & Mauritz AB Class B	3,442	116,456
Hexagon AB Class B	888	20,422
Hexpol AB	97	4,327
Hoganas AB Class B	135	4,496
Holmen AB Class B	201	5,922
Hufvudstaden AB Class A	338	4,292
Husqvarna AB Class B	1,498	8,687
Industrivarden AB Class C	431	6,077
Indutrade AB	101	2,831
Intrum Justitia AB	365	5,281
Investment AB Kinnevik Class B	734	14,015
Investor AB Class B	1,653	36,446
JM AB	311	5,601
Kungsleden AB	695	3,394
Lindab International AB	384	2,877
Loomis AB Class B	299	4,101
Lundbergforetagen AB	141	4,783
Lundin Petroleum ABa	791	18,930

43

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

Meda AB Class A	835	$8,538
Mekonomen AB	100	2,796
Millicom International Cellular SA SDR	229	19,775
Modern Times Group MTG AB Class B	182	5,541
NCC AB Class B	303	5,667
Nibe Industrier AB Class B	314	4,756
Nobia ABa	656	2,640
Nordea Bank AB	9,514	86,388
Oriflame Cosmetics SA SDR	180	4,964
Peab AB	796	3,752
Ratos AB Class B	775	6,652
Saab AB	228	4,330
Sandvik AB	3,634	50,386
Scania AB Class B	1,139	21,680
Securitas AB Class B	1,206	8,768
Skandinaviska Enskilda Banken AB Class A	5,040	41,776
Skanska AB Class B	1,317	20,582
SKF AB Class B	1,398	31,498
SSAB AB Class A	668	4,778
Svenska Cellulosa AB Class B	2,111	41,104
Svenska Handelsbanken AB Class A	1,764	60,400
Swedbank AB Class A	2,934	54,387
Swedish Match AB	738	25,136
Swedish Orphan Biovitrum ABa	698	3,945
Tele2 AB Class B	1,117	18,635
Telefonaktiebolaget LM Ericsson Class B	11,253	98,871
TeliaSonera AB	7,784	51,229
Trelleborg AB Class B	850	9,242
Unibet Group PLC SDR	128	3,607
Volvo AB Class B	5,025	67,589
Wallenstam AB Class B	322	3,526
Wihlborgs Fastigheter AB	322	4,913

		1,324,239
SWITZERLAND — 5.57%
ABB Ltd. Registered	7,825	141,005
Acino Holding AG Registered	53	6,500
Actelion Ltd. Registered	419	20,212
Adecco SA Registered	466	22,539
Allreal Holding AG Registered	62	9,368
AMS AG	47	5,009
Aryzta AG	314	15,680
Baloise Holding AG Registered	172	14,370
Banque Cantonale Vaudoise Registered	9	4,770
Barry Callebaut AG Registered	6	5,728
Basilea Pharmaceutica AG Registered[a]	91	4,495
BKW AG	78	3,007
Bucher Industries AG Registered	33	6,184
Burckhardt Compression Holding AG	19	5,458
Clariant AG Registered	918	9,829
Compagnie Financiere Richemont SA Class A Bearer	1,871	121,358
Credit Suisse Group AG Registered	4,401	102,038
Dufry AG Registered[a]	83	10,535
EFG International AG	306	2,800
EMS-Chemie Holding AG Registered	26	6,277
Flughafen Zurich AG Registered	17	7,275
Forbo Holding AG Registered	8	5,052
Galenica Holding AG Registered	18	10,564
GAM Holding AG	757	10,568
Gategroup Holding AG	216	5,695
Geberit AG Registered	120	24,742
Georg Fischer AG Registered	20	7,013

Security	Shares	Value

Givaudan SA Registered	28	$28,024
Helvetia Holding AG Registered	23	8,064
Holcim Ltd. Registered	808	55,142
Huber & Suhner AG Registered	123	5,482
Implenia AG Registered	141	5,973
Julius Baer Group Ltd.	803	27,853
Kaba Holding AG Class B Registered	19	7,187
Kudelski SA Bearer	339	3,713
Kuehne & Nagel International AG Registered	185	21,595
Kuoni Reisen Holding AG Class B Registered	18	4,807
Liechtensteinische Landesbank AG Bearer	127	4,146
Lindt & Spruengli AG Participation Certificates	5	15,802
Logitech International SA Registered	735	5,296
Lonza Group AG Registered	205	10,393
Meyer Burger Technology AGa	378	3,674
Mobimo Holding AG Registered	48	11,134
Nestle SA Registered	11,895	754,934
Nobel Biocare Holding AG Registered	618	5,535
Novartis AG Registered	8,270	497,781
OC Oerlikon Corp. AG Registered	562	5,655
Panalpina Welttransport Holding AG Registered	65	6,139
Pargesa Holding SA Bearer	85	5,732
Partners Group Holding AG	43	9,102
PSP Swiss Property AG Registered	114	10,467
Rieter Holding AG Registered	25	3,981
Roche Holding AG Genusschein	2,529	486,409
Schindler Holding AG Participation Certificates	143	18,843
Schindler Holding AG Registered	75	9,705
Schweiter Technologies AG Bearer	14	6,856
Schweizerische National-Versicherungs-Gesellschaft AG Registered	208	8,399
SGS SA Registered	19	40,236
Sika AG Bearer	8	16,692
Sonova Holding AG Registered	178	17,901
St Galler Kantonalbank AG Registered	15	6,153
Straumann Holding AG Registered	44	5,429
Sulzer AG Registered	82	11,870
Swatch Group AG (The) Bearer	108	44,699
Swatch Group AG (The) Registered	163	11,842
Swiss Life Holding AG Registered	106	13,341
Swiss Prime Site AG Registered	150	12,524
Swiss Re AG	1,223	84,515
Swisscom AG Registered	74	30,746
Syngenta AG Registered	333	130,096
Tecan AG Registered	81	6,045
Temenos Group AG Registered[a]	319	5,224
Transocean Ltd.	1,256	57,176
UBS AG Registered	13,094	196,298
Valiant Holding Registered	84	8,267
Valora Holding AG Registered	32	6,096
Vontobel Holding AG Registered	169	4,710
Zehnder Group AG Bearer	113	6,656
Zurich Insurance Group AGa	515	126,925

		3,479,335
TAIWAN — 2.65%
Acer Inc.[a]	10,000	7,736
Advanced Semiconductor Engineering Inc.	24,000	18,074
Advantech Co. Ltd.	1,000	3,457
ALI Corp.	2,000	2,170
AmTRAN Technology Co. Ltd.	5,000	4,228
Asia Cement Corp.	8,000	9,968
ASUSTeK Computer Inc.	3,000	32,144

44

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

AU Optronics Corp.[a]	30,000	$11,399
BES Engineering Corp.	14,000	3,422
Capital Securities Corp.	10,000	3,327
Career Technology MFG. Co. Ltd.	2,000	2,595
Catcher Technology Co. Ltd.	2,000	8,695
Cathay Financial Holding Co. Ltd.	27,000	27,127
Chailease Holding Co. Ltd.	2,000	3,560
Chang Hwa Commercial Bank Ltd.	18,000	9,089
Cheng Loong Corp.	14,000	5,607
Cheng Shin Rubber Industry Co. Ltd.	7,000	17,516
Cheng Uei Precision Industry Co. Ltd.	2,000	4,430
Chicony Electronics Co. Ltd.	2,000	4,389
Chin-Poon Industrial Co. Ltd.	3,000	3,261
China Airlines Ltd.[a]	13,000	5,073
China Bills Finance Corp.	11,000	3,935
China Development Financial Holding Corp.[a]	49,000	10,953
China Life Insurance Co. Ltd.[a]	7,000	5,463
China Manmade Fibers Corp.[a]	7,000	2,358
China Motor Co. Ltd.	3,000	2,701
China Petrochemical Development Corp.	6,000	4,169
China Steel Chemical Corp.	1,000	4,347
China Steel Corp.	44,000	37,806
China Synthetic Rubber Corp.	3,000	3,209
Chinatrust Financial Holding Co. Ltd.	42,000	23,148
Chipbond Technology Corp.	2,000	3,389
Chroma ATE Inc.	2,000	3,807
Chunghwa Telecom Co. Ltd.	14,000	43,899
Clevo Co.	3,000	3,923
CMC Magnetics Corp.[a]	22,000	3,284
Compal Electronics Inc.	17,000	10,708
Compeq Manufacturing Co. Ltd.	6,000	2,218
Coretronic Corp.	4,000	2,896
CTCI Corp.	2,000	3,978
Delta Electronics Inc.	7,000	23,914
Dynapack International Technology Corp.	1,000	3,629
E Ink Holdings Inc.	4,000	3,218
E.Sun Financial Holding Co. Ltd.	15,000	7,522
Eclat Textile Co. Ltd.	1,000	2,958
Elan Microelectronics Corp.	2,000	3,095
Epistar Corp.	3,000	4,775
Eternal Chemical Co. Ltd.	4,000	3,115
EVA Airways Corp.[a]	8,000	4,642
Evergreen Marine Corp. Ltd.[a]	8,000	4,122
Everlight Electronics Co. Ltd.	2,000	2,088
Far Eastern Department Stores Co. Ltd.	4,000	3,766
Far Eastern International Bank Ltd.	9,000	3,312
Far Eastern New Century Corp.	12,000	12,426
Far EasTone Telecommunications Co. Ltd.	6,000	13,843
Faraday Technology Corp.	2,000	2,451
Farglory Land Development Co. Ltd.	1,000	1,681
Feng Hsin Iron & Steel Co. Ltd.	3,000	4,745
First Financial Holding Co. Ltd.	25,000	14,206
FLEXium Interconnect Inc.	1,000	4,074
Formosa Chemicals & Fibre Corp.	12,000	28,426
Formosa Petrochemical Corp.	5,000	14,549
Formosa Plastics Corp.	15,000	40,873
Formosa Taffeta Co. Ltd.	4,000	3,526
Foxconn Technology Co. Ltd.	3,000	10,424
Fubon Financial Holding Co. Ltd.	22,000	22,593
G Tech Optoelectronics Corp.	1,000	2,427
Giant Manufacturing Co. Ltd.	1,000	5,169
Gigabyte Technology Co. Ltd.	5,000	4,125
Gloria Material Technology Corp.	4,000	3,142

Security	Shares	Value

Goldsun Development & Construction Co. Ltd.	10,000	$3,526
Grand Pacific Petrochemical Corp.	6,000	3,091
Great Wall Enterprise Co. Ltd.	5,000	4,279
Hey Song Corp.	2,000	2,338
Highwealth Construction Corp.	2,000	2,913
Hiwin Technologies Corp.	1,000	6,436
Hon Hai Precision Industry Co. Ltd.	37,000	112,346
Hotai Motor Co. Ltd.	1,000	7,120
HTC Corp.	3,000	21,669
Hua Nan Financial Holdings Co. Ltd.	22,000	11,560
Huaku Development Co. Ltd.	1,000	2,037
Inventec Corp.	12,000	4,104
Kenda Rubber Industrial Co. Ltd.	2,000	2,328
Kerry TJ Logistics Co. Ltd.	2,000	3,187
King Yuan Electronics Co. Ltd.	7,000	3,810
King’s Town Bank[a]	5,000	3,423
Kinsus Interconnect Technology Corp.	1,000	2,749
LCY Chemical Corp.	2,000	2,068
Lite-On Technology Corp.	8,000	10,187
Macronix International Co. Ltd.	17,000	4,423
Makalot Industrial Co. Ltd.	1,000	3,019
MediaTek Inc.	4,000	44,433
Mega Financial Holding Co. Ltd.	30,000	21,823
Merida Industry Co. Ltd.	1,000	3,834
Microbio Co. Ltd.	3,000	2,947
MIN AIK Technology Co. Ltd.	1,000	2,697
MiTAC International Corp.	9,000	2,979
MStar Semiconductor Inc.	1,000	8,472
Nan Kang Rubber Tire Co. Ltd.	3,000	3,471
Nan Ya Plastics Corp.	18,000	31,733
Novatek Microelectronics Corp. Ltd.	2,000	7,531
Oriental Union Chemical Corp.	3,000	3,184
Pegatron Corp.	6,000	7,579
Pou Chen Corp.	8,000	8,092
Powertech Technology Inc.	3,000	4,662
President Chain Store Corp.	2,000	9,893
President Securities Corp.[a]	7,000	3,774
Prince Housing & Development Corp.	4,000	2,691
Qisda Corp.[a]	14,000	3,019
Quanta Computer Inc.	9,000	20,580
Radiant Opto-Electronics Corp.	2,000	8,318
Radium Life Tech Co. Ltd.	4,000	2,492
Realtek Semiconductor Corp.	2,000	3,766
Richtek Technology Corp.	1,000	5,443
Ruentex Development Co. Ltd.	2,000	3,355
Ruentex Industries Ltd.	2,000	4,512
Sanyang Industry Co. Ltd.[a]	5,000	3,192
Shin Kong Financial Holding Co. Ltd.[a]	25,000	6,478
Shin Zu Shing Co. Ltd.	1,000	3,457
Shinkong Synthetic Fibers Corp.	9,000	2,764
Siliconware Precision Industries Co. Ltd.	12,000	11,707
Simplo Technology Co. Ltd.	1,000	4,929
SinoPac Financial Holdings Co. Ltd.	23,000	8,897
Solar Applied Materials Technology Corp.	3,000	3,338
Standard Foods Corp.	1,000	2,564
Synnex Technology International Corp.	5,000	10,578
Ta Chong Bank Ltd.[a]	8,000	2,511
Taichung Commercial Bank Co. Ltd.	11,000	3,483
Tainan Spinning Co. Ltd.	6,000	2,650
Taishin Financial Holdings Co. Ltd.	26,000	9,301
Taiwan Business Bank Ltd.[a]	14,000	3,896
Taiwan Cement Corp.	12,000	15,384
Taiwan Cooperative Financial Holding Co. Ltd.	20,000	10,407

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

Taiwan Fertilizer Co. Ltd.	3,000	$7,148
Taiwan Glass Industry Corp.	4,000	3,827
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	4,258
Taiwan Mobile Co. Ltd.	6,000	20,950
Taiwan Secom Co. Ltd.	1,000	2,129
Taiwan Semiconductor Manufacturing Co. Ltd.	90,000	273,273
Tatung Co. Ltd.[a]	12,000	2,756
Teco Electric and Machinery Co. Ltd.	7,000	4,757
Tong Hsing Electronic Industries Ltd.	1,000	3,475
TPK Holding Co. Ltd.	1,000	12,563
Transcend Information Inc.	1,000	2,516
Tripod Technology Corp.	2,000	3,868
TSRC Corp.	2,000	4,080
TTY Biopharm Co. Ltd.	1,000	3,119
Tung Ho Steel Enterprise Corp.	4,000	3,793
TXC Corp.	2,000	3,478
U-Ming Marine Transport Corp.	2,000	3,033
Uni-President Enterprises Co.	15,000	26,496
Unimicron Technology Corp.	5,000	5,118
United Microelectronics Corp.	49,000	18,199
USI Corp.	4,000	3,012
Vanguard International Semiconductor Corp.	4,000	2,595
Walsin Lihwa Corp.[a]	14,000	3,834
Wan Hai Lines Ltd.[a]	6,000	2,937
Waterland Financial Holdings Co. Ltd.	12,000	3,631
Wei Chuan Foods Corp.	3,000	3,194
Win Semiconductors Corp.	3,000	3,060
Winbond Electronics Corp.[a]	23,000	3,102
Wintek Corp.[a]	8,000	3,163
Wistron Corp.	8,000	7,682
Wistron NeWeb Corp.	2,000	2,978
WPG Holdings Co. Ltd.	6,000	7,250
Yageo Corp.[a]	12,000	3,475
Yang Ming Marine Transport Corp.[a]	8,000	3,122
YFY Inc.	9,000	3,666
Yuanta Financial Holding Co. Ltd.	32,000	14,460
Yulon Motor Co. Ltd.	3,000	5,248
Yungtay Engineering Co. Ltd.	1,000	1,992
Zhen Ding Technology Holding Ltd.	1,000	2,643

		1,655,603
THAILAND — 0.57%
Advanced Information Service PCL NVDR	3,200	20,620
Bangchak Petroleum PCL NVDR	2,700	2,312
Bangkok Bank PCL NVDR	5,100	29,452
Bangkok Life Assurance PCL NVDR	1,800	2,481
Bank of Ayudhya PCL NVDR	7,000	6,795
Banpu PCL NVDR	450	5,755
BEC World PCL NVDR	3,500	6,737
BTS Group Holdings PCL NVDR	16,100	3,047
Bumrungrad Hospital PCL NVDR	1,500	3,707
Charoen Pokphand Foods PCL NVDR	12,000	13,801
CP All PCL NVDR	16,900	21,918
Delta Electronics (Thailand) PCL NVDR	3,800	3,626
Electricity Generating PCL NVDR	600	2,565
Esso (Thailand) PCL NVDR	7,300	2,572
Glow Energy PCL NVDR	2,100	4,899
Hemaraj Land and Development PCL NVDR	27,500	2,817
Indorama Ventures PCL NVDR	5,700	4,975
IRPC PCL NVDR	43,300	6,075
Jasmine International PCL NVDR	15,100	2,385
Kasikornbank PCL NVDR	7,200	42,049

Security	Shares	Value

Kiatnakin Bank PCL NVDR	1,800	$2,613
Krung Thai Bank PCL NVDR	13,500	7,972
Minor International PCL NVDR	4,600	2,747
Pruksa Real Estate PCL NVDR	4,200	2,686
PTT Exploration & Production PCL NVDR	4,400	23,830
PTT Global Chemical PCL NVDR	6,200	12,339
PTT PCL NVDR	3,300	34,238
Ratchaburi Electricity Generating Holding PCL NVDR	2,000	3,524
Robinson Department Store PCL NVDR	1,400	2,775
Siam Cement PCL NVDR	1,500	18,303
Siam Commercial Bank PCL NVDR	5,900	30,992
Thai Airways International PCL NVDR[a]	4,200	3,165
Thai Oil PCL NVDR	3,200	6,969
Thai Tap Water Supply PCL NVDR	13,000	3,351
Thanachart Capital PCL NVDR	3,200	3,863
TISCO Financial Group PCL NVDR	2,000	2,920
True Corp. PCL NVDR[a]	19,100	3,178

		354,053
TURKEY — 0.47%
Akbank TAS	6,992	33,664
Anadolu Efes Biracilik ve Malt Sanayii AS	831	12,457
Arcelik AS	1,000	6,603
Aselsan Elektronik Sanayi ve TAS	671	2,535
Asya Katilim Bankasi ASa	3,712	4,158
BIM Birlesik Magazalar AS	409	18,974
Coca-Cola Icecek AS	269	5,217
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	2,986	4,443
Enka Insaat ve Sanayi AS	1,742	4,621
Eregli Demir ve Celik Fabrikalari TAS	4,593	5,452
Ford Otomotiv Sanayi AS	320	3,281
Haci Omer Sabanci Holding AS	3,342	17,618
Ihlas Holding ASa	4,310	3,146
KOC Holding AS	2,711	12,720
Koza Altin Isletmeleri AS	166	3,608
Koza Anadolu Metal Madencilik Isletmeleri ASa	843	2,137
TAV Havalimanlari Holding ASa	926	4,593
Turk Hava Yollari AOa	2,342	5,416
Turk Telekomunikasyon AS	2,231	8,703
Turkcell Iletisim Hizmetleri ASa	2,996	18,281
Turkiye Garanti Bankasi AS	8,776	41,863
Turkiye Halk Bankasi AS	1,271	11,191
Turkiye Is Bankasi AS Class C	6,308	21,443
Turkiye Petrol Rafinerileri AS	520	12,692
Turkiye Sinai Kalkinma Bankasi AS	3,227	3,704
Turkiye Sise ve Cam Fabrikalari AS	2,221	3,243
Turkiye Vakiflar Bankasi TAO Class D	3,325	7,819
Ulker Biskuvi Sanayi AS	590	2,676
Yapi ve Kredi Bankasi ASa	3,766	9,654
Yazicilar Holding AS	342	2,735

		294,647
UNITED KINGDOM — 15.63%
3i Group PLC	3,359	11,656
Abcam PLC	980	6,078
Aberdeen Asset Management PLC	2,744	14,345
Admiral Group PLC	695	12,406
Aegis Group PLC	2,891	10,950
Afren PLC[a]	3,913	8,681
African Barrick Gold PLC	455	3,108
African Minerals Ltd.[a]	1,066	4,693

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

Aggreko PLC	929	$32,178
AMEC PLC	1,091	18,631
Amerisur Resources PLC[a]	4,302	3,257
Amlin PLC	1,623	9,758
Anglo American PLC	4,951	151,789
Anglo Pacific Group PLC	1,095	4,415
Antofagasta PLC	1,338	27,096
ARM Holdings PLC	4,963	53,171
Ashmore Group PLC	1,204	7,055
Ashtead Group PLC	1,776	10,672
ASOS PLC[a]	266	9,664
Associated British Foods PLC	1,116	24,901
AstraZeneca PLC	4,472	207,313
Avanti Communications Group PLC[a]	664	2,856
AVEVA Group PLC	258	8,271
Aviva PLC	10,108	53,967
AZ Electronic Materials SA	1,310	7,482
Babcock International Group PLC	1,150	18,119
BAE Systems PLC	10,839	54,517
Balfour Beatty PLC	2,202	11,182
Barclays PLC	41,799	153,199
Barratt Developments PLC[a]	3,493	10,670
BBA Aviation PLC	2,248	7,316
Beazley PLC	2,612	7,368
Bellway PLC	479	7,802
Berendsen PLC	828	7,510
Berkeley Group Holdings PLC (The)[a]	436	10,691
Betfair Group PLC	387	4,695
BG Group PLC	12,240	226,278
BHP Billiton PLC	7,478	239,202
Big Yellow Group PLC	1,117	6,154
Bodycote PLC	917	5,574
Booker Group PLC	5,334	8,808
Bovis Homes Group PLC	719	5,937
Bowleven PLC[a]	2,130	2,514
BP PLC	68,392	488,441
Brewin Dolphin Holdings PLC	2,317	6,741
British American Tobacco PLC	6,994	345,862
British Land Co. PLC	2,456	20,911
British Sky Broadcasting Group PLC	3,747	42,800
Britvic PLC	1,111	6,429
BT Group PLC	27,315	93,512
BTG PLC[a]	1,378	7,584
Bunzl PLC	939	15,506
Burberry Group PLC	1,556	29,229
bwin.party digital entertainment PLC[a]	2,641	5,101
Cable & Wireless Communications PLC	10,374	6,266
Cairn Energy PLC	2,204	9,953
Cape PLC	726	3,146
Capita PLC	2,227	25,940
Capital & Counties Properties PLC	2,170	7,908
Capital Shopping Centres Group PLC	1,628	8,734
Carillion PLC	1,663	8,246
Carnival PLC	610	24,215
Carpetright PLC[a]	316	3,513
Catlin Group Ltd.	1,192	9,049
Centamin PLC[a]	3,955	4,067
Centrica PLC	17,962	93,787
Chemring Group PLC	897	4,533
Cineworld Group PLC	1,955	7,638
Close Brothers Group PLC	598	8,150
Cobham PLC	3,426	11,867
COLT Group SAa	1,566	2,788

Security	Shares	Value

Compass Group PLC	6,336	$69,412
Computacenter PLC	543	3,211
Cookson Group PLC	971	9,112
Croda International PLC	440	15,602
CSR PLC	937	5,327
Daily Mail & General Trust PLC Class A NVS	1,050	8,073
Dairy Crest Group PLC	1,278	7,338
Darty PLC	4,085	3,537
De La Rue PLC	422	7,200
Debenhams PLC	4,653	8,973
Derwent London PLC	280	9,302
Devro PLC	1,037	5,476
Diageo PLC	8,917	254,417
Dialight PLC	253	4,537
Dignity PLC	402	6,055
Diploma PLC	691	4,983
Dixons Retail PLC[a]	14,715	4,884
Domino’s Pizza Group PLC	571	4,650
Drax Group PLC	1,274	11,525
DS Smith PLC	3,316	11,400
Dunelm Group PLC	361	3,897
easyJet PLC	536	5,397
Electrocomponents PLC	2,166	7,433
Elementis PLC	1,783	6,012
EnQuest PLC[a]	2,822	5,269
Enterprise Inns PLC[a]	3,052	3,577
Essar Energy PLC[a]	1,392	3,070
Eurasian Natural Resources Corp.	846	4,466
Euromoney Institutional Investor PLC	271	3,493
Evraz PLC	1,262	4,802
Experian PLC	3,454	59,541
F&C Asset Management PLC	2,854	4,552
Faroe Petroleum PLC[a]	1,703	4,170
Fenner PLC	938	5,454
Ferrexpo PLC	1,163	3,914
Fidessa Group PLC	251	5,378
Filtrona PLC	835	7,708
FirstGroup PLC	1,938	5,948
Fresnillo PLC	627	19,384
G4S PLC	4,850	20,354
Galliford Try PLC	469	5,580
Genus PLC	313	7,352
GKN PLC	5,063	16,933
GlaxoSmithKline PLC	17,979	401,601
Glencore International PLC	13,555	74,915
Go-Ahead Group PLC (The)	274	5,730
Grainger PLC	3,252	5,784
Great Portland Estates PLC	1,013	7,631
Greencore Group PLC	3,450	5,058
Greene King PLC	764	7,311
Greggs PLC	926	6,980
Gulf Keystone Petroleum Ltd.[a]	2,994	9,032
Halfords Group PLC	1,147	6,386
Halma PLC	1,499	9,959
Hammerson PLC	2,077	15,787
Hansteen Holdings PLC	5,348	6,406
Hargreaves Lansdown PLC	787	9,357
Hays PLC	5,775	7,583
Henderson Group PLC	4,260	8,030
Heritage Oil PLC[a]	984	3,064
Highland Gold Mining Ltd.	2,020	3,401
Hikma Pharmaceuticals PLC	547	6,517
Hill & Smith Holdings PLC	1,031	6,179

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

Hiscox Ltd.	1,207	$9,342
Hochschild Mining PLC	650	5,184
Home Retail Group PLC	3,366	6,187
Homeserve PLC	1,223	4,348
Howden Joinery Group PLC	2,671	7,315
HSBC Holdings PLC	65,075	638,261
Hunting PLC	520	6,271
ICAP PLC	1,934	10,129
IG Group Holdings PLC	1,318	9,247
Imagination Technologies Group PLC[a]	849	6,245
IMI PLC	1,079	16,592
Imperial Tobacco Group PLC	3,523	132,812
Inchcape PLC	1,588	10,285
Informa PLC	2,111	13,610
Inmarsat PLC	1,560	14,237
InterContinental Hotels Group PLC	882	21,740
Intermediate Capital Group PLC	1,552	7,631
International Personal Finance PLC	1,085	6,066
Interserve PLC	969	6,088
Intertek Group PLC	538	24,434
Invensys PLC	2,865	10,514
Investec PLC	1,850	10,861
ITE Group PLC	1,651	5,139
ITV PLC	12,741	17,766
J Sainsbury PLC	3,848	21,983
Jardine Lloyd Thompson Group PLC	471	5,642
JD Wetherspoon PLC	654	5,284
John Menzies PLC	449	4,387
John Wood Group PLC	1,151	15,752
Johnson Matthey PLC	676	24,493
Jupiter Fund Management PLC	1,295	5,462
Kazakhmys PLC	712	8,133
Kcom Group PLC	4,341	5,315
Keller Group PLC	503	4,915
Kentz Corp. Ltd.	532	3,527
Kier Group PLC	276	5,727
Kingfisher PLC	8,147	37,998
Ladbrokes PLC	3,036	8,765
Laird PLC	1,317	4,460
Lancashire Holdings Ltd.	616	8,564
Land Securities Group PLC	2,398	31,061
Legal & General Group PLC	19,704	42,537
Lloyds Banking Group PLC[a]	151,812	99,237
London & Stamford Property PLC	3,660	6,787
London Stock Exchange Group PLC	576	9,052
Lonmin PLC	683	5,645
Majestic Wine PLC	753	5,750
Man Group PLC	6,775	8,563
Marks & Spencer Group PLC	5,477	34,748
Marston’s PLC	3,512	6,937
McBride PLC	2,448	5,403
Mears Group PLC	1,562	7,398
Meggitt PLC	2,434	15,136
Melrose PLC[a]	3,904	15,158
Michael Page International PLC	1,248	7,246
Micro Focus International PLC	590	5,456
Millennium & Copthorne Hotels PLC	543	4,396
Mitchells & Butlers PLC[a]	810	4,274
Mitie Group PLC	1,597	7,502
Mondi PLC	1,255	13,789
Moneysupermarket.com Group PLC	1,875	4,048
Monitise PLC[a]	4,812	2,868
Morgan Crucible Co. PLC (The)	1,365	5,542

Security	Shares	Value

Morgan Sindall Group PLC	598	$6,373
N Brown Group PLC	885	4,792
National Express Group PLC	1,955	5,361
National Grid PLC	12,451	141,718
New World Resources PLC Class A	609	2,517
Next PLC	561	32,229
Northgate PLC	1,223	4,990
Ocado Group PLC[a]	2,377	2,470
Old Mutual PLC	16,425	45,514
Ophir Energy PLC[a]	810	7,236
Pace PLC	1,388	4,159
Paragon Group of Companies PLC	1,777	7,169
Pearson PLC	2,768	55,519
Pennon Group PLC	1,157	13,365
Persimmon PLC	1,034	13,243
Petra Diamonds Ltd.[a]	1,836	2,943
Petrofac Ltd.	897	23,180
Petropavlovsk PLC	736	4,782
Phoenix Group Holdings	506	4,029
Playtech Ltd.	657	4,484
Premier Farnell PLC	2,119	5,650
Premier Oil PLC[a]	1,866	10,543
Primary Health Properties PLC	1,964	10,885
Provident Financial PLC	470	10,389
Prudential PLC	8,964	122,536
PZ Cussons PLC	1,205	6,571
QinetiQ Group PLC	2,405	7,633
Quintain Estates and Development PLC[a]	4,957	4,272
Randgold Resources Ltd.	307	36,600
Rathbone Brothers PLC	319	6,660
Reckitt Benckiser Group PLC	2,303	139,134
Redrow PLC[a]	1,842	4,683
Reed Elsevier PLC	4,091	39,940
Regus PLC	2,938	4,747
Renishaw PLC	154	4,377
Rentokil Initial PLC	6,932	9,822
Resolution Ltd.	4,445	15,633
Restaurant Group PLC (The)	1,065	6,431
Rexam PLC	2,801	20,158
Rightmove PLC	377	9,785
Rio Tinto PLC	4,786	239,372
Rockhopper Exploration PLC[a]	1,309	3,321
Rolls-Royce Holdings PLC[a]	6,533	89,936
Rotork PLC	291	10,680
Royal Bank of Scotland Group PLC[a]	7,435	33,060
Royal Dutch Shell PLC Class A	13,353	457,138
Royal Dutch Shell PLC Class B	9,434	332,926
RPC Group PLC	898	6,125
RPS Group PLC	1,455	5,483
RSA Insurance Group PLC	10,294	18,624
SABMiller PLC	3,386	144,803
Sage Group PLC (The)	4,129	20,668
Salamander Energy PLC[a]	1,394	4,323
Savills PLC	866	5,649
Schroders PLC	354	8,692
SDL PLC	568	4,854
SEGRO PLC	2,493	9,543
Senior PLC	1,889	5,922
Serco Group PLC	1,667	15,214
Severn Trent PLC	761	19,690
Shaftesbury PLC	936	8,264
Shanks Group PLC	4,946	6,498
Shire PLC	1,978	55,543

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

SIG PLC	3,027	$5,106
Sirius Minerals PLC[a]	7,866	2,756
Smith & Nephew PLC	3,060	32,290
Smiths Group PLC	1,289	21,929
SOCO International PLC[a]	881	4,794
Spectris PLC	435	12,110
Spirax-Sarco Engineering PLC	275	8,573
Spirent Communications PLC	3,146	7,283
Spirit Pub Co. PLC	4,262	4,154
Sportingbet PLC	4,567	3,936
Sports Direct International PLC[a]	611	3,927
SSE PLC	3,209	74,860
St James’s Place PLC	729	4,663
St. Modwen Properties PLC	1,274	4,132
Stagecoach Group PLC	1,508	6,666
Standard Chartered PLC	8,595	202,651
Standard Life PLC	7,836	36,863
SThree PLC	1,008	4,876
Stobart Group Ltd.	3,369	5,824
Synergy Health PLC	488	7,304
TalkTalk Telecom Group PLC	1,682	5,149
Tate & Lyle PLC	1,522	17,802
Taylor Wimpey PLC	11,407	11,228
Telecity Group PLC	772	11,212
Telecom plus PLC	352	4,820
Tesco PLC	28,601	147,379
Travis Perkins PLC	808	14,059
TUI Travel PLC	1,351	5,463
Tullett Prebon PLC	1,295	5,700
Tullow Oil PLC	3,230	73,060
UBM PLC	896	10,097
Ultra Electronics Holdings PLC	295	8,046
Unilever PLC	4,532	168,733
UNITE Group PLC	1,226	5,592
United Utilities Group PLC	2,168	23,646
Vectura Group PLC[a]	2,759	3,867
Vedanta Resources PLC	375	6,851
Victrex PLC	334	7,668
Vodafone Group PLC	176,710	478,989
W.S. Atkins PLC	545	6,269
Weir Group PLC (The)	736	20,655
WH Smith PLC	648	6,483
Whitbread PLC	567	21,466
William Hill PLC	2,203	11,996
Wm Morrison Supermarkets PLC	7,671	33,108
Wolseley PLC	968	42,247
Workspace Group PLC	1,492	7,355
WPP PLC	4,333	55,811
Xchanging PLC[a]	2,100	3,747
Xcite Energy Ltd.[a]	1,529	2,543
Xstrata PLC	7,495	118,225
Yule Catto & Co. PLC	1,430	3,387

		9,754,698

TOTAL COMMON STOCKS
(Cost: $60,676,793)		59,219,257

Security	Shares	Value

INVESTMENT COMPANIES — 3.00%

AUSTRALIA — 0.01%
Australian Infrastructure Fund	2,265	$6,975

		6,975
CHILE — 0.44%
iShares MSCI Chile Investable Market Index Fund[c]	4,418	271,928

		271,928
INDIA — 1.36%
iShares S&P India Nifty 50 Index Fund[c]	35,702	851,850

		851,850
RUSSIA — 1.19%
iShares MSCI Russia Capped Index Fund[c]	34,417	743,063

		743,063

TOTAL INVESTMENT COMPANIES (Cost: $1,953,473)		1,873,816

PREFERRED STOCKS — 1.90%

BRAZIL — 1.36%
AES Tiete SA	300	3,409
Banco Bradesco SA	6,900	108,760
Banco do Estado do Rio Grande do Sul SA Class B	600	4,744
Banco Panamericano SA	800	1,836
Bradespar SA	800	11,822
Braskem SA Class A	600	3,966
Centrais Eletricas Brasileiras SA Class B	600	4,773
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	300	13,772
Companhia de Bebidas das Americas	2,700	110,386
Companhia de Transmissao de Energia Eletrica Paulista	100	1,603
Companhia Energetica de Minas Gerais	1,700	20,348
Companhia Energetica de Sao Paulo Class B	600	5,394
Companhia Paranaense de Energia Class B	400	5,911
Contax Participacoes SA	300	3,542
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	400	3,178
Gerdau SA	3,100	27,104
GOL Linhas Aereas Inteligentes SA	500	2,500
Itau Unibanco Holding SA	8,200	119,962
Itausa - Investimentos Itau SA	9,000	39,455
Klabin SA	1,600	9,402
Lojas Americanas SA	1,400	11,723
Marcopolo SA	700	4,107
Metalurgica Gerdau SA	1,000	11,211
Oi SA	2,900	11,628
Petroleo Brasileiro SA	15,000	153,683
Randon Implementos e Participacoes SA	600	3,174
Telefonica Brasil SA	1,000	22,166
Usinas Siderurgicas de Minas Gerais SA Class A	1,400	6,765
Vale SA Class A	7,000	125,336

		851,660

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

October 31, 2012

Security	Shares	Value

COLOMBIA — 0.05%
Banco Davivienda SA	269	$3,320
Bancolombia SA	1,103	17,600
Grupo Argos SA	186	2,072
Grupo Aval Acciones y Valores SA	3,895	2,755
Grupo de Inversiones Suramericana SA	162	3,335

		29,082
GERMANY — 0.38%
Bayerische Motoren Werke AG	149	8,244
Draegerwerk AG & Co. KGaA	42	4,108
Fuchs Petrolub AG	123	8,680
Henkel AG & Co. KGaA	614	49,018
Jungheinrich AG	88	2,908
Porsche Automobil Holding SE	547	36,305
ProSiebenSat.1 Media AG	325	9,054
RWE AG NVS	127	5,259
Sartorius AG	41	3,427
Volkswagen AG	516	106,714

		233,717
ITALY — 0.00%
Unipol Gruppo Finanziario SpA	1,242	2,001

		2,001
RUSSIA — 0.00%
Surgutneftegas OJSC SP ADR	301	1,755

		1,755
SOUTH KOREA — 0.11%
Hyundai Motor Co. Ltd.	77	4,716
Hyundai Motor Co. Ltd. Series 2	129	8,457
Samsung Electronics Co. Ltd.	76	55,192

		68,365
UNITED KINGDOM — 0.00%
McBride PLC Class B	73,440	118
Rolls-Royce Holdings PLC Class Ca	496,508	800

		918

TOTAL PREFERRED STOCKS (Cost: $1,203,906)		1,187,498

RIGHTS — 0.00%

HONG KONG — 0.00%
Esprit Holdings Ltd.[a]	2,450	657

		657

TOTAL RIGHTS (Cost: $0)		657

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.17%

MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[c,d]	106,182	$106,182

		106,182

TOTAL SHORT-TERM INVESTMENTS
(Cost: $106,182)		106,182

TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $63,940,354)		62,387,410
Other Assets, Less Liabilities — 0.07%		43,770

NET ASSETS — 100.00%		$62,431,180

CPO — Certificates of Participation (Ordinary)
FDR — Fiduciary Depositary Receipts
NVDR — Non-Voting Depositary Receipts
NVS — Non-Voting Shares
SDR — Swedish Depositary Receipts
SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

50

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA 25 INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.89%

BANKS — 40.22%
Agricultural Bank of China Ltd. Class H	595,538,000	$258,192,874
Bank of China Ltd. Class H	887,026,000	365,108,991
Bank of Communications Co. Ltd. Class H	281,493,200	201,220,938
China CITIC Bank Corp. Ltd. Class H	299,076,000	152,817,202
China Construction Bank Corp. Class H	759,215,320	572,101,789
China Merchants Bank Co. Ltd. Class H	104,733,575	195,681,598
China Minsheng Banking Corp. Ltd. Class Ha	154,863,500	140,874,920
Industrial and Commercial Bank of China Ltd. Class H	787,580,995	521,324,444

		2,407,322,756

BUILDING MATERIALS — 2.01%
Anhui Conch Cement Co. Ltd. Class Ha	34,824,500	120,424,591

		120,424,591

COAL — 7.10%
China Coal Energy Co. Class H	109,997,000	109,286,637
China Shenhua Energy Co. Ltd. Class H	55,547,000	236,521,184
Yanzhou Coal Mining Co. Ltd. Class Ha	52,451,000	78,912,866

		424,720,687

INSURANCE —13.05%
China Life Insurance Co. Ltd. Class H	76,003,000	224,575,158
China Pacific Insurance (Group) Co. Ltd. Class H	61,960,200	194,273,954
PICC Property and Casualty Co. Ltd. Class H	98,480,000	131,136,393
Ping An Insurance (Group) Co. of China Ltd. Class H	29,158,500	231,009,077

		780,994,582

MINING — 1.85%
Aluminum Corp. of China Ltd. Class Ha,b	105,374,000	46,092,330
Zijin Mining Group Co. Ltd. Class Ha	161,119,000	64,862,972

		110,955,302

OIL & GAS — 15.01%
China Petroleum & Chemical Corp. Class H	238,618,000	253,395,286
CNOOC Ltd.	194,937,000	404,963,284
PetroChina Co. Ltd. Class H	176,010,000	240,280,489

		898,639,059

REAL ESTATE — 3.88%
China Overseas Land & Investment Ltd.[a]	88,584,000	232,031,432

		232,031,432

TELECOMMUNICATIONS — 16.77%
China Mobile Ltd.	52,419,000	581,339,869
China Telecom Corp. Ltd. Class H	355,338,000	211,367,434

Security	Shares	Value

China Unicom (Hong Kong) Ltd.	129,376,000	$211,340,592

		1,004,047,895

TOTAL COMMON STOCKS
(Cost: $6,470,121,435)		5,979,136,304

SHORT-TERM INVESTMENTS — 5.56%

MONEY MARKET FUNDS — 5.56%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.27%[c,d,e]	308,059,138	308,059,138
BlackRock Cash Funds: Prime, SL Agency Shares 0.25%[c,d,e]	21,992,349	21,992,349
BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[c,d]	3,077,225	3,077,225

		333,128,712

TOTAL SHORT-TERM INVESTMENTS
(Cost: $333,128,712)		333,128,712

TOTAL INVESTMENTS IN SECURITIES — 105.45%
(Cost: $6,803,250,147)		6,312,265,016
Other Assets, Less Liabilities — (5.45)%		(326,369,858)

NET ASSETS — 100.00%		$5,985,895,158

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

51

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.87%

AGRICULTURE — 0.18%
China Agri-Industries Holdings Ltd.	91,000	$56,948

		56,948
AIRLINES — 0.55%
Air China Ltd. Class H	126,000	89,419
China Eastern Airlines Corp. Ltd. Class Ha	98,000	34,268
China Southern Airlines Co. Ltd. Class H	113,000	53,511

		177,198
AUTO MANUFACTURERS — 2.12%
Brilliance China Automotive Holdings Ltd.[a]	140,000	174,863
BYD Co. Ltd. Class Ha	31,500	62,187
Dongfeng Motor Group Co. Ltd. Class H	140,000	173,418
Great Wall Motor Co. Ltd. Class H	56,000	153,909
Guangzhou Automobile Group Co. Ltd. Class H	126,415	86,614
Sinotruk (Hong Kong) Ltd.	49,000	28,135

		679,126
AUTO PARTS & EQUIPMENT — 0.28%
Weichai Power Co. Ltd. Class Hb	25,680	90,956

		90,956
BANKS — 29.20%
Agricultural Bank of China Ltd. Class H	1,281,000	555,372
Bank of China Ltd. Class H	4,627,000	1,904,521
Bank of Communications Co. Ltd. Class H	581,500	415,676
China CITIC Bank Corp. Ltd. Class H	609,200	311,279
China Construction Bank Corp. Class H	3,983,680	3,001,876
China Merchants Bank Co. Ltd. Class H	217,148	405,714
China Minsheng Banking Corp. Ltd. Class H	318,500	289,730
Chongqing Rural Commercial Bank Co. Ltd. Class H	154,000	72,330
Industrial and Commercial Bank of China Ltd. Class H	3,598,795	2,382,155

		9,338,653
BEVERAGES — 0.47%
Tsingtao Brewery Co. Ltd. Class H	28,000	151,380

		151,380
BUILDING MATERIALS — 1.83%
Anhui Conch Cement Co. Ltd. Class H	73,500	254,166
BBMG Corp. Class H	66,500	57,147
China National Building Material Co. Ltd. Class H	154,000	196,324
China Resources Cement Holdings Ltd.[b]	112,000	76,159

		583,796
CHEMICALS — 0.44%
China BlueChemical Ltd. Class H	98,000	62,087
Sinofert Holdings Ltd.[b]	112,000	23,700
Sinopec Shanghai Petrochemical Co. Ltd. Class H	126,000	36,093

Security	Shares	Value

Sinopec Yizheng Chemical Fibre Co. Ltd. Class Hb	84,000	$17,667

		139,547
COAL — 3.86%
China Coal Energy Co. Class H	224,000	222,553
China Shenhua Energy Co. Ltd. Class H	189,000	804,769
Inner Mongolia Yitai Coal Co. Class Ha	7,000	38,071
Yanzhou Coal Mining Co. Ltd. Class H	112,000	168,505

		1,233,898
COMMERCIAL SERVICES — 0.71%
Anhui Expressway Co. Ltd. Class H	28,000	13,440
Jiangsu Expressway Co. Ltd. Class H	70,000	60,335
Shenzhen Expressway Co. Ltd. Class H	42,000	15,933
Shenzhen International Holdings Ltd.	647,500	53,470
Sichuan Expressway Co. Ltd. Class H	42,000	13,657
Zhejiang Expressway Co. Ltd. Class H	98,000	71,445

		228,280
COMPUTERS — 1.09%
Lenovo Group Ltd.	434,000	348,878

		348,878
DIVERSIFIED FINANCIAL SERVICES — 1.21%
China Everbright Ltd.[b]	42,000	61,130
CITIC Securities Co. Ltd. Class H	49,000	91,930
COSCO Pacific Ltd.[b]	70,000	103,328
Far East Horizon Ltd.	70,000	49,496
Haitong Securities Co. Ltd. Class Ha	64,400	82,598

		388,482
ELECTRIC — 1.43%
China Resources Power Holdings Co. Ltd.[b]	99,600	213,336
Datang International Power Generation Co. Ltd. Class H	182,000	64,815
Huadian Power International Corp. Ltd. Class Ha	84,000	21,352
Huaneng Power International Inc. Class H	196,000	156,799

		456,302
ELECTRICAL COMPONENTS & EQUIPMENT — 0.45%
Dongfang Electric Corp. Ltd. Class Hb	18,200	30,482
Harbin Electric Co. Ltd. Class H	28,000	23,158
Xinjiang Goldwind Science & Technology Co. Ltd. Class Hb	22,400	8,526
Zhuzhou CSR Times Electric Co. Ltd. Class H	28,000	82,374

		144,540
ENERGY — ALTERNATE SOURCES — 0.17%
China Longyuan Power Group Corp. Ltd. Class H	84,000	54,735

		54,735
ENGINEERING & CONSTRUCTION — 2.05%
Beijing Capital International Airport Co. Ltd. Class H	98,000	63,099
China Communications Construction Co. Ltd. Class H	245,000	229,824
China Railway Construction Corp. Ltd. Class Hb	112,000	111,277
China Railway Group Ltd. Class H	238,000	121,302
China State Construction International Holdings Ltd.	84,000	100,041

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

October 31, 2012

Security	Shares	Value

Metallurgical Corp. of China Ltd. Class Ha	154,000	$28,614

		654,157
ENVIRONMENTAL CONTROL — 0.01%
Tianjin Capital Environmental Protection Group Co. Ltd. Class H	14,000	3,270

		3,270
FOOD — 0.23%
China Foods Ltd.[b]	56,000	56,650
Lianhua Supermarket Holdings Co. Ltd. Class H	21,600	17,447

		74,097
FOREST PRODUCTS & PAPER — 0.02%
Shandong Chenming Paper Holdings Ltd. Class H	17,500	6,481

		6,481
GAS — 0.83%
Beijing Enterprises Holdings Ltd.	31,500	203,428
China Resources Gas Group Ltd.	28,000	62,069

		265,497
HEALTH CARE — PRODUCTS — 0.47%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	112,000	151,452

		151,452
HOLDING COMPANIES — DIVERSIFIED — 0.79%
China Merchants Holdings (International) Co. Ltd.[b]	70,000	232,127
CITIC Resources Holdings Ltd.[a]	126,800	19,470

		251,597
INSURANCE — 9.61%
China Life Insurance Co. Ltd. Class H	413,000	1,220,341
China Pacific Insurance (Group) Co. Ltd. Class H	127,400	399,458
China Taiping Insurance Holdings Co. Ltd.[a]	46,200	79,165
New China Life Insurance Co. Ltd. Class H	23,100	76,602
PICC Property and Casualty Co. Ltd. Class H	203,200	270,582
Ping An Insurance (Group) Co. of China Ltd. Class H	129,500	1,025,968

		3,072,116
IRON & STEEL — 0.44%
Angang Steel Co. Ltd. Class Ha,b	56,000	33,600
CITIC Pacific Ltd.[b]	63,000	80,314
Maanshan Iron & Steel Co. Ltd. Class Ha	98,000	25,290

		139,204
MACHINERY — 0.90%
China National Materials Co. Ltd. Class Hb	84,000	26,338
CSR Corp Ltd. Class Hb	112,000	86,998
Shanghai Electric Group Co. Ltd. Class H	168,000	68,284
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	78,500	105,746

		287,366

Security	Shares	Value

MINING - 1.69%
Aluminum Corp. of China Ltd. Class Ha,b	224,000	$97,981
China Molybdenum Co. Ltd. Class Ha	70,000	29,987
Jiangxi Copper Co. Ltd. Class H	77,000	199,205
Zhaojin Mining Industry Co. Ltd. Class H	49,000	82,193
Zijin Mining Group Co. Ltd. Class Hb	323,000	130,033

		539,399
OIL & GAS — 15.50%
China Petroleum & Chemical Corp. Class H	924,000	981,222
CNOOC Ltd.	987,000	2,050,400
Kunlun Energy Co. Ltd.	182,000	338,165
PetroChina Co. Ltd. Class H	1,162,000	1,586,307

		4,956,094
OIL & GAS SERVICES — 0.50%
China Oilfield Services Ltd. Class H	84,000	159,328

		159,328
PHARMACEUTICALS — 0.52%
Guangzhou Pharmaceutical Co. Ltd. Class Hb	18,000	34,978
Sinopharm Group Co. Ltd. Class Hb	39,200	131,762

		166,740
REAL ESTATE — 4.59%
Beijing North Star Co. Ltd. Class H	42,000	8,725
China Overseas Land & Investment Ltd.[b]	225,040	589,456
China Resources Land Ltd.	126,000	287,766
Franshion Properties (China) Ltd.[b]	210,000	64,219
Guangzhou R&F Properties Co. Ltd. Class H	53,200	65,418
Poly Property Group Co. Ltd.[a,b]	98,000	59,558
Shanghai Industrial Holdings Ltd.[b]	28,000	89,961
Shenzhen Investment Ltd.	154,000	40,934
Sino-Ocean Land Holdings Ltd.	248,500	155,833
Yuexiu Property Co. Ltd.	379,800	104,383

		1,466,253
RETAIL — 1.09%
China Resources Enterprise Ltd.	70,000	227,611
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	31,500	58,366
Wumart Stores Inc. Class H	35,000	62,142

		348,119
SHIPBUILDING — 0.03%
Guangzhou Shipyard International Co. Ltd. Class Ha	14,600	10,983

		10,983
SOFTWARE — 0.10%
Travelsky Technology Ltd. Class H	63,000	32,516

		32,516
TELECOMMUNICATIONS — 15.57%
China Communications Services Corp. Ltd. Class H	119,200	67,213

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

October 31, 2012

Security	Shares	Value

China Mobile Ltd.	332,500	$3,687,508
China Telecom Corp. Ltd. Class H	896,000	532,972
China Unicom (Hong Kong) Ltd.	392,128	640,556
ZTE Corp. Class Hb	35,032	49,361

		4,977,610

TEXTILES — 0.04%
Weiqiao Textile Co. Ltd. Class H	35,000	13,684

		13,684

TRANSPORTATION — 0.65%
China COSCO Holdings Co. Ltd. Class Ha	147,000	73,025
China Shipping Container Lines Co. Ltd. Class Ha,b	196,000	52,351
China Shipping Development Co. Ltd. Class H	70,000	36,761
Guangshen Railway Co. Ltd. Class H	84,000	28,939
Sinotrans Ltd. Class H	98,000	15,174

		206,250

WATER — 0.25%
Guangdong Investment Ltd.[b]	98,000	80,170

		80,170

TOTAL COMMON STOCKS
(Cost: $32,160,336)		31,935,102

SHORT-TERM INVESTMENTS — 4.05%

MONEY MARKET FUNDS — 4.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	1,206,590	1,206,590
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	86,138	86,138
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	3,923	3,923

		1,296,651

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,296,651)		1,296,651

TOTAL INVESTMENTS IN SECURITIES — 103.92%
(Cost: $33,456,987)		33,231,753
Other Assets, Less Liabilities — (3.92)%		(1,254,582)

NET ASSETS — 100.00%		$31,977,171

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

54

Schedule of Investments (Unaudited)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.26%

AUSTRALIA — 9.66%
Acrux Ltd.	5,008	$16,825
AED Oil Ltd.[a,b]	11,395	—
Alesco Corp. Ltd.	5,376	10,815
Ampella Mining Ltd.[a]	12,628	6,285
Arafura Resources Ltd.[a]	23,392	4,851
ARB Corp. Ltd.	2,428	25,857
Ardent Leisure Group	22,032	32,327
Astro Japan Property Trust	6,884	23,200
Aurora Oil and Gas Ltd.[a]	8,248	33,441
Ausdrill Ltd.	7,448	22,011
Austin Engineering Ltd.	2,828	12,698
Australian Agricultural Co. Ltd.[a]	15,568	20,986
Australian Pharmaceutical Industries Ltd.	24,528	11,954
AWE Ltd.	14,764	20,362
Bathurst Resources Ltd.[a]	18,456	8,325
Beach Energy Ltd.	37,640	53,862
Beadell Resources Ltd.[a]	18,624	18,733
Boart Longyear Group	12,684	19,203
Bradken Ltd.	4,780	24,486
BWP Trust	11,856	25,695
Cardno Ltd.	3,560	29,680
carsales.com Ltd.[c]	4,880	37,750
Centro Retail Australia	37,465	83,526
Charter Hall Retail REIT	8,036	30,249
Coal of Africa Ltd.[a]	11,048	2,463
Coalspur Mines Ltd.[a,c]	13,648	13,303
Cockatoo Coal Ltd.[a]	52,332	8,954
Coffey International Ltd.[a]	16,064	6,247
Cudeco Ltd.[a]	3,960	19,177
Dart Energy Ltd.[a,c]	32,652	5,756
David Jones Ltd.[c]	16,288	45,096
Discovery Metals Ltd.[a]	11,392	20,436
DUET Group	27,444	59,477
Emeco Holdings Ltd.	27,508	19,824
Energy World Corp. Ltd.[a]	34,376	13,011
Equatorial Resources Ltd.[a]	3,796	7,007
Evolution Mining Ltd.[a]	13,436	27,795
FKP Property Group	65,617	15,105
Fleetwood Corp. Ltd.	1,856	19,823
FlexiGroup Ltd.	6,308	25,903
Flinders Mines Ltd.[a]	58,424	5,210
G.U.D Holdings Ltd.	3,864	33,617
Galaxy Resources Ltd.[a]	10,624	5,563
Geodynamics Ltd.[a]	29,648	3,997
Gindalbie Metals Ltd.[a,c]	13,708	4,904
GrainCorp Ltd. Class A	4,879	62,077
Gryphon Minerals Ltd.[a,c]	16,580	13,410
Hastie Group Ltd.[a,b]	20,120	–
Hills Industries Ltd.	13,112	10,333
Imdex Ltd.	5,876	8,165
Independence Group NL	5,396	22,326
Industrea Ltd.	11,944	15,605
Infigen Energy[a]	35,628	8,867
Integra Mining Ltd.[a]	24,244	13,575
Intrepid Mines Ltd.[a,c]	23,924	8,435
Investa Office Fund	19,872	61,201

Security	Shares	Value

Invocare Ltd.	4,932	$45,056
Iress Ltd.	4,988	39,620
Ivanhoe Australia Ltd.[a]	6,448	5,850
JB Hi-Fi Ltd.[c]	3,964	42,132
Karoon Gas Australia Ltd.[a]	4,984	28,838
Kingsgate Consolidated Ltd.	4,220	24,024
Linc Energy Ltd.[a]	10,512	5,995
Macmahon Holdings Ltd.	27,592	9,156
McMillan Shakespeare Ltd.	1,752	23,436
Medusa Mining Ltd.	3,756	23,758
Mesoblast Ltd.[a,c]	5,340	31,950
Miclyn Express Offshore Ltd.	4,228	9,733
Mineral Deposits Ltd.[a]	1,351	6,864
Mineral Resources Ltd.	3,388	30,494
Mirabela Nickel Ltd.[a]	28,212	13,164
Monadelphous Group Ltd.	3,168	69,315
Mount Gibson Iron Ltd.	17,340	12,676
Myer Holdings Ltd.	13,716	27,806
Navitas Ltd.	6,920	29,564
Nexus Energy Ltd.[a,c]	40,068	4,986
NRW Holdings Ltd.	9,152	19,455
OM Holdings Ltd.[a,c]	10,952	3,010
Pacific Brands Ltd.	34,356	22,088
PanAust Ltd.	14,092	48,660
Panoramic Resources Ltd.	9,176	5,947
PaperlinX Ltd.[a]	156,224	8,424
Perseus Mining Ltd.[a]	10,664	28,309
Pharmaxis Ltd.[a]	11,168	14,939
Premier Investments Ltd.	5,496	35,106
Primary Health Care Ltd.	12,992	52,406
Qube Logistics Holdings Ltd.	15,128	24,315
Ramelius Resources Ltd.[a]	10,432	4,760
REA Group Ltd.	1,064	19,032
Regis Resources Ltd.[a]	12,024	66,955
Resolute Mining Ltd.	16,592	32,862
Rex Minerals Ltd.[a]	8,296	6,882
Roc Oil Co. Ltd.[a]	20,740	9,248
SAI Global Ltd.	6,044	25,445
Sandfire Resources NLa	2,492	21,784
Saracen Mineral Holdings Ltd.[a,c]	19,316	10,015
Seek Ltd.	8,628	59,854
Senex Energy Ltd.[a]	24,162	18,541
Seven Group Holdings Ltd.	2,764	19,805
Sigma Pharmaceuticals Ltd.	33,004	23,101
Silex Systems Ltd.[a]	5,912	21,334
Silver Lake Resources Ltd.[a]	5,884	21,416
Skilled Group Ltd.	10,124	27,925
Spark Infrastructure Group	32,600	57,130
St Barbara Ltd.[a]	10,524	20,680
Starpharma Holdings Ltd.[a]	7,440	12,537
Sundance Resources Ltd.[a]	60,352	22,217
Sunland Group Ltd.[a]	12,540	13,458
Super Retail Group Ltd.	3,492	32,625
Tiger Resources Ltd.[a]	22,364	7,189
TPG Telecom Ltd.	10,168	25,199
Transfield Services Ltd.	13,560	22,357
Transpacific Industries Group Ltd.[a]	33,639	26,685
Troy Resources Ltd.	2,620	12,008
UGL Ltd.	4,624	51,209
Virgin Australia Holdings Ltd.[a]	76,620	38,931
Virgin Australia Holdings Ltd. New[a]	95,775	497
Watpac Ltd.	12,584	7,829
Western Areas NL	4,864	22,091

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2012

Security	Shares	Value

White Energy Co. Ltd.[a,c]	15,680	$5,691

		2,674,151
AUSTRIA — 0.64%
Atrium European Real Estate Ltd.	4,748	26,831
BWT AG	772	15,916
Oesterreichische Post AG	284	10,937
Palfinger AG	740	14,868
RHI AG	1,108	31,299
Schoeller-Bleckmann Oilfield Equipment AG	428	41,290
Semperit AG Holding	288	12,136
Wienerberger AG	3,008	21,562
Zumtobel AG	332	3,546

		178,385
BELGIUM — 1.45%
Ackermans & van Haaren NV	700	56,909
Agfa-Gevaert NVa	6,504	10,619
Barco NV	280	19,230
Befimmo SCA	584	35,567
Cofinimmo SA	444	50,480
Compagnie Maritime Belge SA	612	10,944
EVS Broadcast Equipment SA	400	23,174
Ion Beam Applications SAa	1,288	10,848
Nyrstar NVa	3,268	19,014
RHJ International SAa	3,804	18,928
SA D’Ieteren NV	912	44,086
Sofina SA	388	32,931
Tessenderlo Chemie NV	568	16,450
ThromboGenics NVa	960	45,915
Van de Velde NV	152	7,012

		402,107
DENMARK — 1.60%
ALK-Abello A/S	320	21,290
Alm. Brand A/Sa	6,512	16,177
Bang & Olufsen A/S Class Ba	928	11,446
Genmab A/Sa	1,584	22,068
GN Store Nord A/S	6,092	95,455
Jyske Bank A/S Registered[a]	1,876	57,193
NKT Holding A/S	664	22,216
Pandora A/Sc	1,304	20,704
SimCorp A/S	176	38,492
Sydbank A/Sa	2,392	43,755
Topdanmark A/Sa	468	94,956

		443,752
FINLAND — 2.00%
Amer Sports OYJ Class A	2,980	42,167
Cargotec Corp. OYJ Class B	1,028	22,579
Citycon OYJ	5,094	16,634
Elisa OYJ	3,140	67,298
Huhtamaki OYJ	2,924	49,445
Konecranes OYJ	1,488	47,047
Metsa Board OYJ[a]	6,152	18,415
Orion OYJ Class B	1,700	42,031
Outotec OYJ	1,036	50,436
Pohjola Bank PLC Class A	2,456	33,416
Ramirent OYJ	2,760	20,600

Security	Shares	Value

Sponda OYJ	4,972	$22,034
Talvivaara Mining Co. PLC[a]	3,472	7,305
Tieto OYJ	1,656	31,759
Uponor OYJ	2,208	24,892
YIT OYJ	2,956	58,107

		554,165
FRANCE — 3.32%
Altran Technologies SAa	3,620	24,322
BOURBON SA	1,532	41,331
CFAO SA	1,008	48,609
Compagnie Plastic Omnium SA	952	26,325
Derichebourg	4,428	12,508
Etablissements Maurel et Prom	2,544	35,405
Eurofins Scientific SA	172	26,589
Guerbet	80	8,708
Havas SA	10,188	51,486
IMS International Metal Service	1,120	10,924
Ingenico SA	548	29,000
Ipsos SA	997	35,024
Laurent-Perrier Group	128	10,914
M6-Metropole Television	2,056	28,653
Maurel & Prom Nigeria[a]	2,544	6,395
Medica SA	1,244	22,229
Mercialys	916	19,217
Mersen	484	12,233
Neopost SA	880	48,161
Nexans SA	728	30,975
Nexity	760	23,409
Orpea SA	925	37,798
Remy Cointreau SA	416	43,135
Rubis SCA	632	38,540
SA des Ciments Vicat	324	17,449
Saft Groupe SA	1,110	24,675
Sechilienne-Sidec	1,084	18,555
Societe de la Tour Eiffel	308	16,990
Societe Immobiliere de Location pour l’Industrie et le Commerce	456	51,112
Soitec SAa,c	4,668	14,021
Technicolor SA Registered[a,c]	6,617	16,728
Teleperformance SA	1,640	49,579
Ubisoft Entertainment SAa	2,184	20,288
Virbac SA	100	17,428

		918,715
GERMANY — 5.77%
Aareal Bank AGa	1,804	38,688
Air Berlin PLC[a]	4,980	9,873
AIXTRON AGc	2,668	35,125
Alstria Office REIT AG	1,940	23,424
Aurubis AG	1,008	63,715
Bauer AG	568	12,280
BayWa AG Registered	988	44,745
Delticom AG	152	8,535
Deutsche EuroShop AG	1,128	46,115
Deutsche Wohnen AG Bearer	2,768	50,717
DEUTZ AGa	4,724	20,690
Dialog Semiconductor PLC[a]	1,548	30,770
DIC Asset AG	2,077	19,375
Douglas Holding AG	1,284	62,676
ElringKlinger AG	1,168	32,419
Freenet AG	2,764	45,683

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2012

Security	Shares	Value

Fuchs Petrolub AG	1,064	$66,248
GAGFAH SAa	2,472	28,092
Gerry Weber International AG	780	35,396
Gildemeister AG	2,060	38,132
Grenkeleasing AG	408	27,513
H&R AG	684	11,270
Heidelberger Druckmaschinen AGa,c	6,856	10,279
IVG Immobilien AGa	6,096	15,127
Jenoptik AG	3,400	32,179
Kloeckner & Co. SEa	1,651	14,950
Kontron AG	3,164	14,870
Krones AG	480	28,294
KUKA AGa	1,076	32,250
LEONI AG	980	32,642
MorphoSys AGa	524	17,790
MTU Aero Engines Holding AG	1,176	98,716
Nordex SEa	2,720	9,492
Pfeiffer Vacuum Technology AG	268	27,330
Rational AG	124	31,349
Rheinmetall AG	604	28,814
Rhoen Klinikum AG	1,928	37,587
SGL Carbon SE	1,396	55,697
Sky Deutschland AGa,c	13,328	57,994
Stada Arzneimittel AG	1,516	45,870
Symrise AG	3,276	117,736
Vossloh AG	376	37,891
Wincor Nixdorf AG	1,040	46,237
Wirecard AG	2,336	53,366

		1,597,941
GREECE — 0.27%
Ellaktor SAa	1,080	2,113
Jumbo SAa	780	5,155
Marfin Investment Group Holdings SAa	4,644	2,058
Mytilineos Holdings SAa	2,866	12,998
Piraeus Bank SAa	35,550	19,163
Titan Cement Co. SAa	1,740	32,378

		73,865
HONG KONG — 6.63%
Ajisen (China) Holdings Ltd.[c]	16,000	11,066
AMVIG Holdings Ltd.	48,000	14,245
Anxin-China Holdings Ltd.	64,000	14,204
APAC Resources Ltd.[a]	160,000	5,471
Apollo Solar Energy Technology Holdings Ltd.[a]	240,000	6,441
BaWang International (Group) Holding Ltd.[a]	88,000	8,062
Boshiwa International Holding Ltd.[a,b]	20,000	2,168
BYD Electronic International Co. Ltd.	38,000	8,090
Chigo Holding Ltd.[a]	200,000	4,955
Chiho-Tiande Group Ltd.	16,000	7,948
China Automation Group Ltd.	44,000	10,446
China Gas Holdings Ltd.	80,000	43,561
China Green Holdings Ltd.[a,c]	48,000	10,591
China Hongxing Sports Ltd.[a,b]	198,000	2
China ITS Holdings Co. Ltd.[a]	36,000	5,667
China Liansu Group Holdings Ltd.	24,000	14,152
China Lilang Ltd.	12,000	6,828
China Lumena New Materials Corp.	72,000	14,679
China Medical System Holdings Ltd.[c]	28,800	16,611
China Mining Resources Group Ltd.[a,b]	300,000	1,094
China Oil and Gas Group Ltd.[a]	80,000	9,600

Security	Shares	Value

China Precious Metal Resources Holdings Co. Ltd.[a,c]	88,000	$16,919
China Rare Earth Holdings Ltd.	24,000	5,481
China Resources and Transportation Group Ltd.[a,c]	400,000	14,451
China SCE Property Holdings Ltd.	48,000	11,024
China Shanshui Cement Group Ltd.	64,000	47,649
China Shineway Pharmaceutical Group Ltd.	8,000	12,800
China Singyes Solar Technologies Holdings Ltd.[c]	19,200	11,371
China South City Holdings Ltd.	88,000	13,966
China Tontine Wines Group Ltd.	72,000	7,432
China Vanadium Titano-Magnetite Mining Co. Ltd.[c]	20,000	3,845
China Wireless Technologies Ltd.[c]	48,000	13,997
China ZhengTong Auto Services Holdings Ltd.[a]	24,000	16,258
Chow Sang Sang Holdings International Ltd.	8,000	17,073
CITIC 21CN Co. Ltd.[a,c]	200,000	12,387
Citic Telecom International Holdings Ltd.	52,000	12,010
CP Pokphand Co. Ltd.[c]	176,000	20,893
CST Mining Group Ltd.[a]	480,000	6,813
Daphne International Holdings Ltd.	24,000	28,955
Dickson Concepts International Ltd.	24,000	12,387
Digital China Holdings Ltd.	24,000	40,382
Dongyue Group Ltd.	36,000	20,578
Emperor Watch & Jewellery Ltd.	80,000	7,639
eSun Holdings Ltd.[a]	40,000	5,884
EVA Precision Industrial Holdings Ltd.	72,000	7,618
Fantasia Holdings Group Co. Ltd.	72,000	7,246
Far East Consortium International Ltd.[c]	16,000	3,200
Fook Woo Group Holdings Ltd.[a,b,c]	40,000	3,535
Fufeng Group Ltd.	44,000	16,748
G-Resources Group Ltd.[a]	420,000	20,051
Giordano International Ltd.	48,000	39,886
Global Bio-Chem Technology Group Co. Ltd.	72,000	8,361
Glorious Property Holdings Ltd.[a,c]	64,000	10,075
Golden Meditech Holdings Ltd.	96,000	11,396
Haier Electronics Group Co. Ltd.[a]	16,000	20,459
Haitian International Holdings Ltd.[c]	16,000	19,757
Henderson Investment Ltd.	224,000	17,342
Heng Tai Consumables Group Ltd.[a]	322,500	6,824
Hengdeli Holdings Ltd.	64,000	20,150
Hi Sun Technology (China) Ltd.[a]	96,000	9,910
HKC (Holdings) Ltd.[c]	168,500	6,740
HKR International Ltd.	48,000	23,040
I.T Ltd.[c]	16,000	6,359
Inspur International Ltd.	240,000	7,742
Interchina Holdings Co. Ltd.[a,c]	140,000	8,942
Intime Department Store Group Co. Ltd.	24,000	28,428
Jinchuan Group International Resources Co. Ltd.[a]	32,000	6,193
Ju Teng International Holdings Ltd.	56,000	22,400
Kaisa Group Holdings Ltd.[a]	40,000	7,484
King Stone Energy Group Ltd.[a,c]	90,000	5,690
Kingdee International Software Group Co. Ltd.[a]	81,600	16,952
Kingsoft Corp. Ltd.	24,045	13,962
Lai Sun Development Co. Ltd.[a]	360,583	8,887
Lijun International Pharmaceutical (Holding) Co. Ltd.	72,000	19,510
Lonking Holdings Ltd.[c]	36,000	8,454
Luk Fook Holdings International Ltd.	12,000	30,162
Man Wah Holdings Ltd.	11,200	6,893
Midland Holdings Ltd.	32,000	16,144
Minth Group Ltd.	24,000	24,248
Neo-Neon Holdings Ltd.[a]	58,000	12,573
North Mining Shares Co. Ltd.[a]	200,000	11,226
NVC Lighting Holdings Ltd.	40,000	10,581
O-Net Communications Group Ltd.	24,000	6,348
Oriental Press Group Ltd.	40,000	4,645

57

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2012

Security	Shares	Value

Pacific Basin Shipping Ltd.	52,000	$27,845
PCD Stores Ltd.[c]	144,000	13,564
Peace Mark Holdings Ltd.[a,b]	30,000	—
Ports Design Ltd.	16,000	11,375
Pou Sheng International Holdings Ltd.[a,c]	64,000	4,088
Powerlong Real Estate Holdings Ltd.	32,000	5,409
Prosperity REIT	68,000	19,479
Real Gold Mining Ltd.[a,b,c]	27,000	7,717
Real Nutriceutical Group Ltd.	8,000	2,859
Regal Hotels International Holdings Ltd.	32,000	14,080
REXLot Holdings Ltd.[c]	200,000	14,451
Road King Infrastructure Ltd.	16,000	11,148
Sa Sa International Holdings Ltd.	24,000	16,506
Samsonite International SA	26,400	54,843
Shenguan Holdings Group Ltd.	24,000	13,223
Silver Base Group Holdings Ltd.	24,300	10,347
Singamas Container Holdings Ltd.	48,000	12,139
Sino Biopharmaceutical Ltd.	80,000	31,897
Sino Oil And Gas Holdings Ltd.[a,c]	300,000	5,806
Sinolink Worldwide Holdings Ltd.[a]	144,000	10,777
Skyworth Digital Holdings Ltd.	48,000	25,951
SmarTone Telecommunications Holding Ltd.	16,000	32,330
Sparkle Roll Group Ltd.	96,000	5,760
SRE Group Ltd.[a]	137,143	5,397
Stella International Holdings Ltd.	8,000	21,058
Sunlight REIT	52,000	21,270
Synear Food Holdings Ltd.[a]	76,000	11,649
TCC International Holdings Ltd.	40,000	10,890
TCL Communication Technology Holdings Ltd.	16,000	4,914
Tianneng Power International Ltd.[c]	24,000	16,227
Titan Petrochemicals Group Ltd.[a,b]	400,000	1
Trinity Ltd.[c]	32,000	22,420
Truly International Holdings Ltd.	49,000	7,461
Uni-President China Holdings Ltd.	28,000	35,226
United Energy Group Ltd.[a,c]	89,000	14,125
United Laboratories International Holdings Ltd. (The)[a]	32,000	17,094
Value Partners Group Ltd.	24,000	13,099
Varitronix International Ltd.	24,000	8,702
Vinda International Holdings Ltd.[c]	16,000	22,338
Vitar International Holdings Ltd.[a]	200,000	10,322
Vitasoy International Holdings Ltd.[c]	24,000	22,792
VODone Ltd.[c]	104,400	10,103
Welling Holding Ltd.	41,600	5,046
West China Cement Ltd.	104,000	18,787
Xingda International Holdings Ltd.[c]	12,000	4,243
Yanchang Petroleum International Ltd.[a]	80,000	5,161
Yingde Gases Group Co. Ltd.	26,000	24,658
Yip’s Chemical Holdings Ltd.	16,000	10,797
Yuexiu REIT	60,000	28,645

		1,836,255
IRELAND — 1.27%
Bank of Ireland[a]	602,724	71,072
C&C Group PLC	7,768	37,183
DCC PLC	1,888	53,932
Grafton Group PLC	5,956	26,024
Kenmare Resources PLC[a]	51,576	32,746
Kingspan Group PLC	3,836	40,064
Paddy Power PLC	664	48,992
Smurfit Kappa Group PLC	3,816	42,031

		352,044

Security	Shares	Value

ISRAEL — 0.37%
Allot Communications Ltd.[a]	812	$18,441
Hadera Paper Ltd.[a]	704	30,687
Internet Gold-Golden Lines Ltd.[a]	3,120	15,334
Phoenix Holdings Ltd.[a]	8,000	16,662
Retalix Ltd.[a]	1,132	22,324

		103,448
ITALY — 2.80%
ACEA SpA	1,720	9,450
Amplifon SpA	2,832	13,108
Ansaldo STS SpA	2,469	20,060
Autostrada Torino-Milano SpA	912	9,129
Azimut Holding SpA	3,168	40,107
Banca Generali SpA	920	13,519
Banca Piccolo Credito Valtellinese Scrl	10,736	17,056
Banca Popolare dell’Emilia Romagna Scrl	7,836	46,505
Banca Popolare di Milano Scrl[a]	77,209	42,490
Banca Popolare di Sondrio Scrl	6,980	39,797
Banco di Desio e della Brianza SpA	2,304	6,090
Beni Stabili SpA	14,372	8,077
CIR SpA	10,000	11,422
COFIDE SpA	35,228	19,789
Credito Emiliano SpA	3,576	17,228
Danieli & C. Officine Meccaniche SpA RNC	2,020	31,410
DiaSorin SpA	832	27,912
ERG SpA	1,236	8,937
Fondiaria-Sai SpA[a]	16,080	20,920
Geox SpA	2,508	7,143
Gruppo Editoriale L’Espresso SpA	7,312	7,263
Hera SpA	16,296	27,451
Impregilo SpA	7,732	31,160
Indesit Co. SpA	1,492	9,226
Industria Macchine Automatiche SpA	460	8,041
Interpump Group SpA	3,460	26,273
Iren SpA	21,792	12,292
Italcementi SpA	3,124	15,788
Juventus Football Club SpA[a]	15,076	4,190
KME Group SpA[a]	19,320	8,767
Maire Tecnimont SpA[a]	7,984	6,368
Piaggio & C. SpA	7,660	18,790
Recordati SpA	1,584	12,674
SAES Getters SpA	1,004	9,263
SAES Getters SpA RNC	1,480	10,989
Safilo Group SpA[a]	880	7,418
Societa Cattolica di Assicurazioni Scrl[a]	1,869	29,135
Societa Iniziative Autostradali e Servizi SpA	1,820	15,141
Sorin SpA[a]	13,860	32,525
Tod’s SpA	252	29,470
Yoox SpA[a]	1,372	20,747
Zignago Vetro SpA	3,863	22,395

		775,515
JAPAN — 19.21%
Accordia Golf Co. Ltd.	36	25,582
Adeka Corp.	6,400	48,202
Advan Co. Ltd.	1,200	12,581
AEON Delight Co. Ltd.	800	16,434
AIFUL Corp.[a]	6,600	18,083
Akebono Brake Industry Co. Ltd.	6,800	29,266

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2012

Security	Shares	Value

Amano Corp.	5,600	$45,890
Anritsu Corp.	4,000	50,144
AS ONE Corp.	800	16,524
Asahi Diamond Industrial Co. Ltd.	1,600	14,132
Asahi Organic Chemicals Industry Co. Ltd.	8,000	18,917
Asunaro Aoki Construction Co. Ltd.	2,000	10,809
Bank of Okinawa Ltd. (The)	1,200	49,844
Best Denki Co. Ltd.[a]	10,000	13,887
Calbee Inc.	800	73,364
Central Glass Co. Ltd.	4,000	11,560
Chuetsu Pulp & Paper Co. Ltd.	8,000	13,612
CMK Corp.	2,400	7,807
Colowide Co. Ltd.	4,000	35,381
Dai Nippon Toryo Co. Ltd.	12,000	12,611
Daibiru Corp.	3,600	29,141
Daiei Inc. (The)[a]	7,200	13,602
Daifuku Co. Ltd.	4,000	19,967
Daihen Corp.	8,000	21,419
Daikokutenbussan Co. Ltd.	800	25,402
Daio Paper Corp.	4,000	22,069
Daiseki Co. Ltd.	1,600	21,559
Daisyo Corp.	2,000	25,097
Daiwabo Holdings Co. Ltd.	12,000	22,219
Denyo Co. Ltd.	1,200	12,701
Doutor Nichires Holdings Co. Ltd.	3,600	45,265
Duskin Co. Ltd.	3,200	60,693
eAccess Ltd.	108	54,520
EDION Corp.	3,200	13,652
Eighteenth Bank Ltd. (The)	8,000	20,918
Eiken Chemical Co. Ltd.	2,000	27,449
ESPEC Corp.	2,400	19,187
Foster Electric Co. Ltd.	1,200	17,430
FP Corp.	800	60,053
Fuji Kyuko Co. Ltd.	4,000	25,022
Fuji Oil Co. Ltd.	2,400	31,888
Fuji Soft Inc.	2,000	42,362
Fujita Kanko Inc.	4,000	12,911
Fujitsu Frontech Ltd.	800	4,244
Furukawa Co. Ltd.[a]	36,000	31,978
Furuno Electric Co. Ltd.	3,600	13,962
Futaba Industrial Co. Ltd.[a]	3,200	12,011
Fuyo General Lease Co. Ltd.	1,200	33,539
Gecoss Corp.	1,200	8,137
Geo Holdings Corp.	28	31,423
GMO Internet Inc.	2,800	19,547
Goldcrest Co. Ltd.	1,160	17,430
Gun-Ei Chemical Industry Co. Ltd.	4,000	9,709
Hanwa Co. Ltd.	12,000	41,887
Heiwa Real Estate Co. Ltd.	2,800	32,684
Hioki E.E. Corp.	800	13,632
Hitachi Kokusai Electric Inc.	4,000	27,074
Hitachi Zosen Corp.	28,000	35,031
Hogy Medical Co. Ltd.	800	40,936
Hokkan Holdings Ltd.	4,000	11,260
Hokuetsu Kishu Paper Co. Ltd.	6,000	30,702
Honeys Co. Ltd.	880	13,993
HORIBA Ltd.	1,600	43,538
Hosiden Corp.	3,600	19,502
Ichibanya Co. Ltd.	1,200	38,479
Inaba Denki Sangyo Co. Ltd.	2,000	54,548
Inaba Seisakusho Co. Ltd.	1,200	14,713
Iseki & Co. Ltd.	8,000	18,316
Ishihara Sangyo Kaisha Ltd.[a]	16,000	12,411

Security	Shares	Value

Japan Airport Terminal Co. Ltd.	3,200	$34,750
Japan Digital Laboratory Co. Ltd.	2,400	24,982
Japan Securities Finance Co. Ltd.	5,200	23,746
Japan Transcity Corp.	8,000	27,324
Joshin Denki Co. Ltd.	4,000	43,738
Juki Corp.	8,000	9,809
JVC Kenwood Corp.	4,800	16,995
Kadokawa Group Holdings Inc.[c]	1,200	36,857
Kanematsu Corp.[a]	28,000	32,929
Keiyo Co. Ltd.[c]	4,000	21,319
Kenedix Inc.[a]	160	20,718
Kinugawa Rubber Industrial Co. Ltd.	4,000	23,370
Kisoji Co. Ltd.	2,400	49,153
Kiyo Holdings Inc.	36,000	49,093
Komori Corp.	4,400	23,010
Kourakuen Corp.	2,000	29,050
Kureha Corp.	12,000	46,541
Kyoei Steel Ltd.	800	12,451
Kyoritsu Maintenance Co. Ltd.	1,200	25,642
Kyowa Exeo Corp.	4,000	41,887
Leopalace21 Corp.[a]	3,200	9,608
Maezawa Kasei Industries Co. Ltd.	1,200	12,506
Makino Milling Machine Co. Ltd.	4,000	18,766
Mars Engineering Corp.	800	19,037
Maruha Nichiro Holdings Inc.	16,000	26,223
Marusan Securities Co. Ltd.	6,000	18,466
Matsuya Co. Ltd.[a]	1,600	16,755
Matsuya Foods Co. Ltd.	1,600	28,945
Megachips Corp.	1,200	26,753
MEGMILK SNOW BRAND Co. Ltd.	1,600	26,984
Meidensha Corp.	8,000	28,125
Meitec Corp.	2,400	52,786
Mikuni Coca-Cola Bottling Co. Ltd.	3,600	29,861
Mitsubishi Paper Mills Ltd.[a]	32,000	27,224
Mitsubishi Steel Manufacturing Co. Ltd.	4,000	6,806
Mitsuuroko Holdings Co. Ltd.	2,400	15,614
Miura Co. Ltd.	1,200	27,384
Mr Max Corp.	2,000	7,782
Nachi-Fujikoshi Corp.	8,000	24,822
Nagaileben Co. Ltd.	2,400	35,191
Net One Systems Co. Ltd.	2,400	26,663
Nice Holdings Inc.	4,000	8,608
Nichi-Iko Pharmaceutical Co. Ltd.	1,200	25,372
Nichicon Corp.	2,800	19,022
Nifco Inc.	2,400	54,408
Nihon Dempa Kogyo Co. Ltd.	1,200	13,001
Nihon Kohden Corp.	2,000	74,240
Nihon Unisys Ltd.	3,600	26,123
Nikkiso Co. Ltd.	4,000	47,592
Nippon Carbon Co. Ltd.	8,000	13,612
Nippon Chemi-Con Corp.[a]	8,000	11,610
Nippon Chemiphar Co. Ltd.	4,000	26,473
Nippon Coke & Engineering Co. Ltd.	12,000	14,112
Nippon Denko Co. Ltd.	4,000	9,358
Nippon Gas Co. Ltd.	1,200	20,943
Nippon Parking Development Co. Ltd.	376	20,345
Nippon Suisan Kaisha Ltd.	12,800	28,025
Nippon Yakin Kogyo Co. Ltd.[a]	4,000	3,553
Nishio Rent All Co. Ltd.	800	9,488
Nissin Kogyo Co. Ltd.	2,400	34,380
Nitto Boseki Co. Ltd.	8,000	26,223
NOF Corp.	12,000	57,200
Noritsu Koki Co. Ltd.	3,200	12,811

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2012

Security	Shares	Value

Noritz Corp.	2,400	$39,364
Oenon Holdings Inc.	8,000	19,617
Oita Bank Ltd. (The)	8,000	26,823
Okumura Corp.	16,000	51,445
Olympic Corp.	1,200	10,344
Onoken Co. Ltd.	2,800	22,350
Optex Co. Ltd.	1,200	12,836
Orient Corp.[a]	14,000	26,273
OSG Corp.	4,000	52,296
Panasonic Industrial Devices SUNX Co. Ltd.	3,200	12,891
Parco Co. Ltd.	1,600	16,755
Pasona Group Inc.	28	17,253
Penta-Ocean Construction Co. Ltd.[c]	8,000	19,217
Pioneer Corp.[a]	8,800	21,028
Resorttrust Inc.	1,600	29,786
Right On Co. Ltd.	1,600	13,172
Riken Technos Corp.	4,000	10,059
Ringer Hut Co. Ltd.	3,200	40,836
Round One Corp.	3,200	16,174
Royal Holdings Co. Ltd.	4,000	49,844
Ryosan Co. Ltd.	2,000	33,705
S.T. Corp.	2,000	22,094
Sagami Chain Co. Ltd.[a]	4,000	32,428
Saibu Gas Co. Ltd.	8,000	21,018
Saizeriya Co. Ltd.	2,800	39,304
San-Ai Oil Co. Ltd.	4,000	17,515
Sanken Electric Co. Ltd.[a]	8,000	24,922
Sankyu Inc.	12,000	41,737
Sanshin Electronics Co. Ltd.	2,000	15,013
Sanyo Special Steel Co. Ltd.	4,000	11,910
SCSK Corp.	1,660	28,203
Seiko Holdings Corp.[a]	8,000	21,018
Senshukai Co. Ltd.	2,400	15,103
Shikoku Chemicals Corp.	4,000	21,669
Shimojima Co. Ltd.	800	9,268
Shinwa Co. Ltd.	1,200	13,347
Ship Healthcare Holdings Inc.	1,200	39,980
Showa Corp.	3,600	33,239
Sinfonia Technology Co. Ltd.	8,000	13,312
Star Micronics Co. Ltd.	2,000	18,691
Sumitomo Warehouse Co. Ltd. (The)	12,000	50,144
T-Gaia Corp.	2,400	23,060
Tadano Ltd.	8,000	58,852
Taisei Lamick Co. Ltd.	800	23,461
Takiron Co. Ltd.	4,000	14,262
Tamura Corp.	8,000	17,515
Tenma Corp.	2,400	23,781
Toa Oil Co. Ltd.	12,000	13,512
Toagosei Co. Ltd.	12,000	48,793
TOC Co. Ltd.	6,800	36,157
Toda Kogyo Corp.	4,000	11,860
Toho Bank Ltd. (The)	12,000	40,085
Toho Holdings Co. Ltd.	2,400	48,913
Toho Zinc Co. Ltd.	8,000	27,124
Tokai Tokyo Financial Holdings Inc.	12,000	43,088
Tokyo Dome Corp.[a]	8,000	26,924
Tokyo Ohka Kogyo Co. Ltd.	2,400	48,823
Tokyo Tomin Bank Ltd. (The)	2,800	24,066
TOLI Corp.	8,000	16,414
Topcon Corp.	3,600	17,025
Tosho Printing Co. Ltd.	4,000	6,255
Toyo Electric Manufacturing Co. Ltd.	4,000	10,960
Toyo Tanso Co. Ltd.	800	15,143

Security	Shares	Value

Trans Cosmos Inc.	2,400	$26,663
Tsubakimoto Chain Co.	4,000	19,567
Wacom Co. Ltd.	12	34,815
Watami Co. Ltd.	1,200	26,813
Wood One Co. Ltd.	4,000	11,260
Yachiyo Bank Ltd. (The)	1,200	21,394
Yamanashi Chuo Bank Ltd. (The)	8,000	32,328
Yodogawa Steel Works Ltd.	4,000	12,861
Yomiuri Land Co. Ltd.	8,000	25,222
Zensho Holdings Co. Ltd.[c]	3,600	43,733

		5,318,718
NETHERLANDS — 2.35%
Aalberts Industries NV	3,088	56,020
Arcadis NV	1,728	36,890
ASM International NV	1,612	50,946
BinckBank NV	2,380	19,075
CSM NV CVA	1,868	38,112
Delta Lloyd NV	4,393	73,034
Eurocommercial Properties NV	1,016	39,845
KAS Bank NV CVA	1,760	17,675
Koninklijke BAM Groep NV	5,880	21,837
Koninklijke Ten Cate NV	620	13,734
Koninklijke Wessanen NV	5,108	14,429
Mediq NV	2,708	43,863
Nutreco NV	956	71,540
Royal Imtech NV	2,556	64,088
TomTom NVa,c	2,136	10,656
Unit4 NV	796	21,841
USG People NV	2,454	17,203
Wereldhave NV	688	40,684

		651,472
NEW ZEALAND — 1.16%
Fisher & Paykel Appliances Holdings Ltd.[a]	36,164	37,906
Freightways Ltd.	12,060	42,434
Goodman Property Trust	53,408	46,541
Infratil Ltd.	26,876	49,934
Mainfreight Ltd.	3,508	30,714
New Zealand Oil & Gas Ltd.	18,980	13,497
Nuplex Industries Ltd.	10,060	24,977
Precinct Properties New Zealand Ltd.	46,244	39,348
Tower Ltd.	22,756	36,106

		321,457
NORWAY — 2.59%
Algeta ASA[a,c]	1,440	38,715
Archer Ltd.[a]	6,652	8,750
Atea ASA	4,292	45,669
BW Offshore Ltd.	11,494	6,744
DNO International ASA[a]	27,424	47,793
Fred Olsen Energy ASA	848	39,731
Frontline Ltd.[c]	2,772	8,739
Kongsberg Gruppen ASA	1,276	24,584
Marine Harvest ASA[a]	65,164	51,133
Norwegian Energy Co. ASA[a]	6,000	3,836
Norwegian Property ASA	17,288	25,890
Petroleum Geo-Services ASA	4,856	83,608
Pronova BioPharma ASA	8,464	16,752
Prosafe SE	8,604	71,552

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2012

Security	Shares	Value

Renewable Energy Corp. ASA[a]	60,245	$10,536
Schibsted ASA	2,068	77,332
Songa Offshore SEa	4,688	5,740
TGS-NOPEC Geophysical Co. ASA	2,968	100,851
Tomra Systems ASA	5,880	48,405

		716,360
PORTUGAL — 0.72%
Altri SGPS SA	16,156	28,451
Banco BPI SAa	27,664	30,829
Mota-Engil SGPS SA	10,420	17,620
Portucel Empresa Produtore de Pasta e Papel SA	17,192	47,896
Semapa - Sociedade de Investimento e Gestao SGPS SA	3,848	27,235
Sonae SGPS SA	29,544	21,898
Zon Multimedia Servicos Telecomunicacoes e Multimedia SGPS SA	8,132	25,785

		199,714
SINGAPORE — 4.45%
AIMS AMP Capital Industrial REIT	20,000	24,425
ARA Asset Management Ltd.[d]	16,600	21,566
Ascott Residence Trust	24,000	25,081
Biosensors International Group Ltd.[a,c]	44,000	39,130
Cache Logistics Trust	36,000	36,294
Cambridge Industrial Trust	68,200	37,173
CapitaRetail China Trust	32,000	40,916
CDL Hospitality Trusts	32,000	50,752
China Fishery Group Ltd.	28,200	16,526
China XLX Fertiliser Ltd.	40,000	9,672
CitySpring Infrastructure Trust[c]	76,000	27,720
CSE Global Ltd.	20,000	14,180
Ezion Holdings Ltd.	20,000	21,229
Ezra Holdings Ltd.[a]	20,000	18,278
First Resources Ltd.	16,000	26,884
First Ship Lease Trust	156,000	16,239
Fortune REIT	24,000	18,952
Frasers Centrepoint Trust[c]	20,000	32,048
Frasers Commercial Trust	44,200	45,104
Gallant Venture Ltd.[a]	60,000	13,524
GMG Global Ltd.	184,000	19,002
Goodpack Ltd.[c]	12,000	19,081
GuocoLeisure Ltd.	28,000	14,229
Hi-P International Ltd.	12,000	7,082
Hyflux Ltd.[c]	24,500	27,110
Jurong Technologies Industrial Corp. Ltd.[a,b]	60,000	—
Keppel REIT Management Ltd.	28,000	27,310
LionGold Corp. Ltd.[a,c]	28,000	24,442
Lippo Malls Indonesia Retail Trust	68,000	27,032
Mapletree Industrial Trust	48,000	55,080
Mapletree Logistics Trust	52,600	47,855
Midas Holdings Ltd.[c]	40,000	13,278
Oceanus Group Ltd.[a,c]	128,000	3,252
OSIM International Ltd.	16,000	21,311
Pacific Andes Resources Development Ltd.[c]	20,000	2,426
Parkway Life REIT	20,000	33,441
Raffles Education Corp. Ltd.[c]	52,800	14,281
Raffles Medical Group Ltd.[c]	16,000	32,130
SATS Ltd.	12,000	27,441
Sound Global Ltd.[c]	28,000	11,590
Starhill Global REIT	36,000	23,163
Suntec REIT	84,000	110,504
Super Group Ltd.	12,000	23,999

Security	Shares	Value

Swiber Holdings Ltd.[a,c]	16,000	$7,606
Tat Hong Holdings Ltd.	32,000	34,622
Tiger Airways Holdings Ltd.[a,c]	48,000	29,310
Triyards Holdings Ltd.[a]	2,000	1,336
United Engineers Ltd.	8,000	16,196
UOB-Kay Hian Holdings Ltd.	4,000	5,262
Ying Li International Real Estate Ltd.[a]	64,000	17,835

		1,232,899
SPAIN — 1.99%
Abengoa SAc	5,980	20,883
Almirall SA	1,282	11,462
Bolsas y Mercados Espanoles	2,076	44,736
Codere SAa	1,420	5,962
Construcciones y Auxiliar de Ferrocarriles SA	84	39,947
Ebro Foods SA	2,832	52,000
Ence Energia y Celulosa SA	10,323	25,148
FAES FARMA SA	6,241	10,796
Gamesa Corporacion Tecnologica SA	12,216	24,916
Grupo Catalana Occidente SA	2,260	36,899
Melia Hotels International SA	2,892	21,454
NH Hoteles SAa	6,971	25,293
Obrascon Huarte Lain SA	2,170	56,758
Papeles y Cartones de Europa SA	4,013	9,620
Prosegur Compania de Seguridad SA	7,080	38,532
Sacyr Vallehermoso SAa,c	6,476	12,856
Tecnicas Reunidas SA	656	32,208
Tubacex SAa	1,648	4,250
Tubos Reunidos SA	312	774
Viscofan SA	1,252	60,578
Zeltia SAa	9,096	15,558

		550,630
SWEDEN — 3.90%
AarhusKarlshamn AB	752	29,580
Active Biotech ABa	2,468	22,689
Avanza Bank Holding AB	1,664	32,664
Axfood AB	812	30,055
Axis Communications AB	1,600	37,375
BE Group AB	3,252	7,940
Betsson ABa	1,064	29,024
Billerud AB	4,520	43,086
Castellum AB	6,180	82,752
CDON Group ABa	2,712	15,204
D. Carnegie & Co. ABa,b	3,396	—
Eniro ABa,c	2,288	3,224
Fabege AB	4,948	49,141
Hakon Invest AB	2,460	42,227
Hoganas AB Class B	888	29,576
Hufvudstaden AB Class A	3,240	41,138
Intrum Justitia AB	1,304	18,866
JM AB	2,400	43,223
KappAhl ABa	6,348	4,573
Klovern AB	3,788	14,672
Kungsleden AB	5,208	25,430
Lindab International AB	3,200	23,978
Loomis AB Class B	1,528	20,955
Lundbergforetagen AB	524	17,776
Meda AB Class A	6,000	61,353
Mekonomen AB	400	11,182
NCC AB Class B	2,168	40,548

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2012

Security	Shares	Value

Nibe Industrier AB Class B	2,148	$32,534
Peab AB	5,720	26,965
Rezidor Hotel Group ABa	4,044	14,383
Saab AB	1,196	22,711
SAS ABa	7,971	7,748
SkiStar AB	2,040	24,518
Trelleborg AB Class B	7,200	78,289
Wallenstam AB Class B	2,972	32,540
Wihlborgs Fastigheter AB	4,088	62,379

		1,080,298
SWITZERLAND — 2.67%
Autoneum Holding AGa	52	2,653
Belimo Holding AG Registered	8	14,089
Bucher Industries AG Registered	328	61,465
Dufry AG Registered[a]	416	52,804
Flughafen Zurich AG Registered	66	28,244
Forbo Holding AG Registered[a]	64	40,412
Galenica Holding AG Registered	128	75,120
Georg Fischer AG Registered[a]	96	33,660
Helvetia Holding AG Registered	204	71,527
Kaba Holding AG Class B Registered	128	48,419
Kudelski SA Bearer[a]	1,564	17,131
Kuoni Reisen Holding AG Class B Registered[a]	80	21,366
Logitech International SA Registered[a,c]	4,496	32,397
Meyer Burger Technology AGa,c	976	9,485
Mobimo Holding AG Registered	144	33,402
OC Oerlikon Corp. AG Registered[a]	4,864	48,943
Panalpina Welttransport Holding AG Registered	436	41,179
Rieter Holding AG Registered[a]	92	14,652
Schmolz + Bickenbach AG Registered[a]	680	2,571
Temenos Group AG Registered[a,c]	1,324	21,683
Valiant Holding Registered	320	31,495
Valora Holding AG Registered	88	16,765
Vontobel Holding AG Registered	740	20,622

		740,084
UNITED KINGDOM — 23.44%
Aberdeen Asset Management PLC	22,128	115,682
Afren PLC[a]	22,184	49,213
Amlin PLC	11,948	71,837
Aquarius Platinum Ltd.[a]	15,668	9,466
Ashtead Group PLC	14,328	86,100
AVEVA Group PLC	1,912	61,299
AZ Electronic Materials SA	7,848	44,821
Babcock International Group PLC	7,192	113,318
Balfour Beatty PLC	15,657	79,507
Barratt Developments PLC[a]	23,496	71,770
BBA Aviation PLC	9,848	32,049
Beazley PLC	10,168	28,683
Bellway PLC	3,096	50,427
Berendsen PLC	2,960	26,848
Berkeley Group Holdings PLC (The)[a]	3,060	75,032
Betfair Group PLC	2,424	29,406
Bodycote PLC	5,805	35,286
Booker Group PLC	34,356	56,733
Bovis Homes Group PLC	4,536	37,452
Britvic PLC	7,584	43,888
BTG PLC[a]	7,388	40,659
Bumi PLC[a]	2,216	8,504
bwin.party digital entertainment PLC[a]	18,488	35,712

Security	Shares	Value

Cable & Wireless Communications PLC	60,988	$36,836
Cape PLC	2,768	11,996
Capital & Counties Properties PLC	12,876	46,923
Carillion PLC	12,560	62,283
Carpetright PLC[a]	1,800	20,009
Carphone Warehouse Group PLC	2,956	8,084
Catlin Group Ltd.	9,476	71,935
Centamin PLC[a]	24,816	25,517
Chemring Group PLC	6,100	30,829
Close Brothers Group PLC	4,688	63,895
COLT Group SAa	8,848	15,751
Cookson Group PLC	6,648	62,387
Croda International PLC	3,604	127,795
CSR PLC	4,844	27,540
Dairy Crest Group PLC	3,620	20,785
Darty PLC	15,584	13,495
De La Rue PLC	2,128	36,306
Debenhams PLC	25,972	50,085
Derwent London PLC	2,600	86,372
Dignity PLC	1,688	25,427
Dixons Retail PLC[a]	88,697	29,436
Domino Printing Sciences PLC	2,300	20,083
Domino’s Pizza Group PLC	3,652	29,741
DS Smith PLC	27,704	95,246
Dunelm Group PLC	1,948	21,027
easyJet PLC	7,777	78,307
Electrocomponents PLC	9,468	32,490
Elementis PLC	10,976	37,010
EnQuest PLC[a]	14,112	26,350
Enterprise Inns PLC[a]	12,068	14,144
Fenner PLC	5,124	29,792
Fidessa Group PLC	904	19,370
Filtrona PLC	5,328	49,184
FirstGroup PLC	10,956	33,625
Galliford Try PLC	3,092	36,787
Gem Diamonds Ltd.[a]	2,944	8,004
Genus PLC	1,408	33,073
Go-Ahead Group PLC (The)	1,200	25,094
Great Portland Estates PLC	6,820	51,377
Greencore Group PLC	9,563	14,020
Greene King PLC	6,636	63,504
Halfords Group PLC	5,760	32,070
Halma PLC	8,212	54,560
Henderson Group PLC	21,884	41,250
Heritage Oil PLC[a]	5,012	15,608
Hikma Pharmaceuticals PLC	3,912	46,606
Hiscox Ltd.	12,648	97,889
Hochschild Mining PLC	3,764	30,017
Home Retail Group PLC	17,696	32,529
Homeserve PLC	8,696	30,919
Howden Joinery Group PLC	19,052	52,179
Hunting PLC	3,252	39,215
IG Group Holdings PLC	9,488	66,569
Imagination Technologies Group PLC[a]	6,724	49,462
Inchcape PLC	11,100	71,888
Informa PLC	10,956	70,638
Intermediate Capital Group PLC	11,460	56,348
International Personal Finance PLC	6,340	35,443
Interserve PLC	5,056	31,767
ITE Group PLC	4,872	15,164
Jardine Lloyd Thompson Group PLC	3,529	42,271
JD Wetherspoon PLC	5,416	43,758
JKX Oil & Gas PLC[a]	3,076	3,878

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2012

Security	Shares	Value

Jupiter Fund Management PLC	7,220	$30,452
Keller Group PLC	2,636	25,756
Kier Group PLC	1,440	29,880
Laird PLC	7,620	25,805
Lamprell PLC	3,196	3,810
Lancashire Holdings Ltd.	4,176	58,060
Marston’s PLC	22,764	44,962
Melrose PLC	28,688	111,385
Michael Page International PLC	8,572	49,771
Micro Focus International PLC	3,676	33,994
Millennium & Copthorne Hotels PLC	2,500	20,239
Mitchells & Butlers PLC[a]	10,032	52,931
Mitie Group PLC	5,772	27,116
Mondi PLC	9,152	100,556
Morgan Crucible Co. PLC (The)	8,416	34,168
N Brown Group PLC	4,572	24,756
National Express Group PLC	11,096	30,425
New World Resources PLC Class A	2,440	10,083
Ocado Group PLC[a,c]	11,220	11,659
Pace PLC	7,232	21,671
Paragon Group of Companies PLC	7,508	30,288
Pennon Group PLC	7,628	88,113
Persimmon PLC	7,536	96,520
Petropavlovsk PLC	4,292	27,887
Phoenix Group Holdings	3,856	30,707
Premier Farnell PLC	12,936	34,491
Premier Foods PLC[a]	5,033	8,656
Premier Oil PLC[a]	10,544	59,573
Provident Financial PLC	2,776	61,360
PZ Cussons PLC	4,632	25,260
QinetiQ Group PLC	14,284	45,334
Rathbone Brothers PLC	1,440	30,066
Redrow PLC[a]	9,592	24,385
Regus PLC	18,608	30,068
Renishaw PLC	640	18,188
Restaurant Group PLC (The)	3,740	22,583
Rightmove PLC	2,296	59,590
Rotork PLC	1,884	69,142
RPC Group PLC	4,348	29,658
RPS Group PLC	7,724	29,106
Savills PLC	3,656	23,849
SDL PLC	1,732	14,803
Senior PLC	9,896	31,025
Shaftesbury PLC	7,470	65,949
Shanks Group PLC	10,592	13,916
SIG PLC	12,663	21,360
SOCO International PLC[a]	7,472	40,664
Spectris PLC	3,164	88,082
Spirax-Sarco Engineering PLC	1,676	52,247
Spirent Communications PLC	15,848	36,689
Spirit Pub Co. PLC	18,456	17,989
Sportingbet PLC	14,484	12,484
Sports Direct International PLC[a]	5,636	36,220
St James’s Place PLC	6,040	38,631
Stagecoach Group PLC	14,276	63,110
SuperGroup PLC[a]	740	7,970
TalkTalk Telecom Group PLC	15,716	48,107
Taylor Wimpey PLC	72,704	71,566
Telecity Group PLC	3,916	56,874
Thomas Cook Group PLC[a]	22,952	7,580
Travis Perkins PLC	6,412	111,565
Tullett Prebon PLC	6,960	30,634
UBM PLC	3,748	42,237

Security	Shares	Value

Ultra Electronics Holdings PLC	1,484	$40,476
UNITE Group PLC	6,536	29,810
Victrex PLC	2,772	63,638
W.S. Atkins PLC	2,956	34,003
WH Smith PLC	3,992	39,938
Xchanging PLC[a]	5,156	9,200
Yule Catto & Co. PLC	6,728	15,934

		6,490,638

TOTAL COMMON STOCKS
(Cost: $31,886,393)		27,212,613

INVESTMENT COMPANIES — 0.35%

AUSTRALIA — 0.33%
Australian Infrastructure Fund	14,080	43,363
Hastings Diversified Utilities Fund	16,320	47,046

		90,409
SWITZERLAND — 0.35%
BB BIOTECH AG Registered[a]	476	46,159
Schroder ImmoPLUS	20	23,110
Swisscanto (CH) Real Estate Fund Ifca	220	28,232

		97,501

TOTAL INVESTMENT COMPANIES
(Cost: $162,796)		187,910

PREFERRED STOCKS — 0.57%

GERMANY — 0.57%
Biotest AG	224	13,061
Draegerwerk AG & Co. KGaA	192	18,781
Fuchs Petrolub AG	820	57,867
ProSiebenSat.1 Media AG	2,432	67,755

		157,464

TOTAL PREFERRED STOCKS
(Cost: $96,032)		157,464

RIGHTS — 0.00%

NORWAY — 0.00%
Norwegian Energy Co. ASA[a,c]	1,923	—

		—

TOTAL RIGHTS
(Cost: $0)		—

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

October 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.77%

MONEY MARKET FUNDS — 3.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[e,f,g]	974,314	$974,314
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[e,f,g]	69,556	69,556
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[e,f]	542	542

		1,044,412

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,044,412)		1,044,412

TOTAL INVESTMENTS IN SECURITIES — 103.28%
(Cost: $33,189,634)		28,602,399
Other Assets, Less Liabilities — (3.28)%		(909,312)

NET ASSETS — 100.00%		$27,693,087

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

64

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME INDEX FUND

October 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.96%

DOMESTIC EQUITY — 24.32%
iShares Dow Jones Select Dividend Index Fund[a]	190,160	$10,996,953
iShares S&P U.S. Preferred Stock Index Fund[a,b]	192,413	7,706,141

		18,703,094
DOMESTIC FIXED INCOME — 47.65%
iShares 10+ Year Credit Bond Fund[a]	61,134	3,910,742
iShares Barclays 20+ Year Treasury Bond Fund[a,b]	91,119	11,240,440
iShares iBoxx $ High Yield Corporate Bond Fund[a,b]	165,670	15,346,012
iShares iBoxx $ Investment Grade Corporate Bond Fund[a]	49,976	6,148,047

		36,645,241
DOMESTIC REAL ESTATE — 9.87%
iShares FTSE NAREIT Mortgage Plus Capped Index Fund[a]	513,611	7,591,171

		7,591,171
INTERNATIONAL EQUITY — 5.85%
iShares Dow Jones International Select Dividend Index Fund[a,b]	16,889	547,710
iShares S&P Global Infrastructure Index Fund[a,b]	110,394	3,953,209

		4,500,919
INTERNATIONAL FIXED INCOME — 12.27%
iShares J.P. Morgan USD Emerging Markets Bond Fund[a,b]	77,579	9,434,382

		9,434,382

TOTAL INVESTMENT COMPANIES
(Cost: $75,591,935)		76,874,807

SHORT-TERM INVESTMENTS — 29.30%

MONEY MARKET FUNDS — 29.30%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.27%[a,c,d]	20,997,407	20,997,407
BlackRock Cash Funds: Prime, SL Agency Shares 0.25%[a,c,d]	1,499,005	1,499,005

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[a,c]	36,691	$36,691

		22,533,103

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,533,103)		22,533,103

TOTAL INVESTMENTS IN SECURITIES — 129.26%
(Cost: $98,125,038)		99,407,910
Other Assets, Less Liabilities — (29.26)%		(22,500,715)

NET ASSETS — 100.00%		$76,907,195

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

65

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.46%

AUSTRALIA — 3.24%
ALS Ltd.	28,831	$277,139
Alumina Ltd.	308,455	308,657
Amcor Ltd.	63,343	518,900
AMP Ltd.	486,902	2,317,458
APA Group	39,446	211,062
Asciano Group	71,520	338,182
ASX Ltd.	80,760	2,487,198
Australia and New Zealand Banking Group Ltd.	251,510	6,637,441
Bendigo and Adelaide Bank Ltd.	34,262	287,066
BHP Billiton Ltd.	339,489	12,057,130
Boral Ltd.	65,380	243,387
Brambles Ltd.	393,725	2,964,062
Centro Retail Australia	77,914	173,705
Coca-Cola Amatil Ltd.	27,134	378,437
Commonwealth Bank of Australia	123,449	7,392,600
CSL Ltd.	91,280	4,496,006
Dexus Property Group	368,706	376,595
Fortescue Metals Group Ltd.	257,990	1,091,492
Goodman Group	117,280	538,748
GPT Group	111,864	412,950
Iluka Resources Ltd.	110,568	1,137,362
Incitec Pivot Ltd.	151,310	495,807
James Hardie Industries SE	56,863	544,238
Lend Lease Group	12,881	115,805
Lynas Corp. Ltd.[a,b]	477,231	361,251
Macquarie Group Ltd.	63,991	2,116,739
Mirvac Group	236,037	368,361
National Australia Bank Ltd.	167,431	4,477,596
Newcrest Mining Ltd.	96,226	2,637,225
Orica Ltd.	124,761	3,249,796
Origin Energy Ltd.	113,238	1,333,915
OZ Minerals Ltd.	35,865	304,588
QBE Insurance Group Ltd.	135,113	1,846,589
QR National Ltd.	64,874	251,594
Rio Tinto Ltd.	67,293	3,973,242
Santos Ltd.	170,671	2,037,008
SP AusNet	376,992	414,377
Stockland Corp. Ltd.	118,341	424,589
Suncorp Group Ltd.	296,811	2,893,114
Telstra Corp. Ltd.	655,060	2,812,154
Transurban Group	74,359	468,808
Wesfarmers Ltd.	143,534	5,175,081
Westfield Group	209,472	2,315,479
Westfield Retail Trust	296,791	954,048
Westpac Banking Corp.	236,037	6,243,789
Woodside Petroleum Ltd.	84,665	3,020,091
Woolworths Ltd.	145,478	4,436,597
WorleyParsons Ltd.	19,361	495,284

		98,412,742
AUSTRIA — 0.13%
Erste Group Bank AGb	41,962	1,053,503
IMMOFINANZ AGb	80,760	311,854
OMV AG	28,461	1,040,009
Telekom Austria AG	45,332	285,482

Security	Shares	Value

voestalpine AG	40,666	$1,280,489

		3,971,337
BELGIUM — 0.38%
Ageas	30,508	776,216
Anheuser-Busch InBev NV	95,664	7,996,751
Groupe Bruxelles Lambert SA	27,909	2,059,929
KBC Groep NV	20,009	469,550
UCB SA	1,630	95,047

		11,397,493
BRAZIL — 0.64%
BM&F Bovespa SA	97,800	626,259
BR Malls Participacoes SA	65,200	857,493
BR Properties SA	65,200	854,282
BRF - Brasil Foods SA	65,200	1,186,681
BRF - Brasil Foods SA SP ADR	73,388	1,344,468
CCR SA	65,200	573,589
Cielo SA	32,600	806,911
Companhia de Saneamento Basico do Estado de Sao Paulo	29,600	1,253,606
Companhia Hering SA	32,600	749,263
Companhia Siderurgica Nacional SA	51,500	284,878
Companhia Siderurgica Nacional SA SP ADR	67,628	367,896
Embraer SA	32,600	228,023
Embraer SA SP ADR	45,196	1,261,420
Hypermarcas SAb	32,600	259,335
OGX Petroleo e Gas Participacoes SAb	83,000	192,562
OGX Petroleo e Gas Participacoes SA SP ADR[b]	103,914	243,159
Petroleo Brasileiro SA	272,400	2,884,811
Petroleo Brasileiro SA SP ADR	81,217	1,722,613
Souza Cruz SA	32,600	425,535
TIM Participacoes SA	32,600	115,617
Ultrapar Participacoes SA	32,600	684,068
Vale SA	130,414	2,405,736

		19,328,205
CANADA — 4.35%
Agnico-Eagle Mines Ltd.	17,278	974,794
Agrium Inc.	14,177	1,491,883
Alimentation Couche-Tard Inc. Class B	5,542	272,027
ARC Resources Ltd.	3,912	94,913
Athabasca Oil Corp.[b]	6,194	74,923
Bank of Montreal	77,229	4,560,336
Bank of Nova Scotia	96,960	5,262,711
Barrick Gold Corp.	109,272	4,415,704
Baytex Energy Corp.	2,513	114,273
Bombardier Inc. Class B	74,359	282,706
Brookfield Asset Management Inc. Class A	105,384	3,624,914
Brookfield Office Properties Inc.	19,361	297,921
Cameco Corp.	81,408	1,577,662
Canadian Imperial Bank of Commerce	52,978	4,164,034
Canadian National Railway Co.	76,951	6,639,574
Canadian Natural Resources Ltd.	129,281	3,893,305
Canadian Oil Sands Ltd.	29,014	615,404
Canadian Pacific Railway Ltd.	46,498	4,274,373
Canadian Tire Corp. Ltd. Class A	5,105	364,986
Canadian Utilities Ltd. Class A	4,205	281,876
Catamaran Corp.[b]	17,604	826,041
Cenovus Energy Inc.	65,394	2,304,983
Centerra Gold Inc.	3,161	35,832

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2012

Security	Shares	Value

Crescent Point Energy Corp.	11,736	$487,288
Eldorado Gold Corp.	55,567	820,579
Enbridge Inc.	142,788	5,677,234
Encana Corp.	65,939	1,484,370
Fairfax Financial Holdings Ltd.	945	350,307
Finning International Inc.	6,194	145,322
First Quantum Minerals Ltd.	51,682	1,160,841
Fortis Inc.	10,289	347,633
Franco-Nevada Corp.	7,498	431,426
Gildan Activewear Inc.	10,289	350,104
Goldcorp Inc.	95,016	4,292,118
Husky Energy Inc.	62,047	1,679,211
IAMGOLD Corp.	114,453	1,774,909
Imperial Oil Ltd.	53,623	2,370,786
Inmet Mining Corp.	5,753	296,428
Kinross Gold Corp.	164,441	1,632,071
Magna International Inc. Class A	15,473	687,345
Manulife Financial Corp.	146,126	1,804,097
National Bank of Canada	10,289	794,502
New Gold Inc.[b]	45,202	528,676
Nexen Inc.	98,256	2,344,578
Open Text Corp.[b]	3,586	192,593
Osisko Mining Corp.[b]	14,177	139,146
Pacific Rubiales Energy Corp.	40,018	940,493
Pan American Silver Corp.	7,049	154,521
Pembina Pipeline Corp.	23,765	664,088
Penn West Petroleum Ltd.	122,153	1,585,117
Potash Corp. of Saskatchewan Inc.	96,960	3,894,891
Power Corp. of Canada	97,608	2,366,225
Precision Drilling Corp.[b]	18,713	133,865
Progress Energy Resources Corp.	10,432	209,997
Research In Motion Ltd.[a,b]	58,159	458,522
Rogers Communications Inc. Class B	77,623	3,404,695
Royal Bank of Canada	117,045	6,667,876
Sears Canada Inc.[b]	1,462	15,891
Shaw Communications Inc. Class B	154,550	3,364,690
Silver Wheaton Corp.	47,146	1,898,576
Sino-Forest Corp. Class Aa,b,c	12,731	–
SNC-Lavalin Group Inc.	47,270	1,902,623
Sun Life Financial Inc.	69,175	1,714,322
Suncor Energy Inc.	181,687	6,093,195
Talisman Energy Inc.	175,207	1,984,335
Teck Resources Ltd. Class B	84,648	2,684,684
TELUS Corp. NVS	9,780	628,484
Thomson Reuters Corp.	36,932	1,039,047
Tim Hortons Inc.	2,608	129,369
Toronto-Dominion Bank (The)	77,599	6,306,520
Tourmaline Oil Corp.[b]	32,600	1,076,338
TransCanada Corp.	83,352	3,750,215
Turquoise Hill Resources Ltd.[b]	105,361	823,281
Valeant Pharmaceuticals International Inc.[b]	25,841	1,442,649
Yamana Gold Inc.	27,710	559,190

		132,130,438
CHILE — 0.27%
AES Gener SA	260,194	154,928
Aguas Andinas SA	249,680	167,900
Banco de Chile	655,031	97,687
Banco de Credito e Inversiones	4,654	298,797
Banco Santander (Chile) SA	5,884,831	404,784
Banco Santander (Chile) SA SP ADR	17,891	486,456
Cencosud SA	97,434	532,777

Security	Shares	Value

Colbun SAb	847,840	$236,423
Compania Cervecerias Unidas SA	12,464	181,025
CorpBanca SA	9,439,717	123,433
CorpBanca SA SP ADR	30,172	618,526
Empresa Nacional de Electricidad SA	352,406	565,606
Empresas CMPC SA	119,756	455,602
Enersis SA	642,829	219,361
LATAM Airlines Group SA	10,207	252,118
LATAM Airlines Group SA SP ADR	81,906	2,030,450
S.A.C.I. Falabella SA	51,842	531,239
Sociedad Quimica y Minera de Chile SA Series B SP ADR	14,874	860,461

		8,217,573
CHINA — 2.37%
Agricultural Bank of China Ltd. Class H	978,000	424,008
Bank of China Ltd. Class H	7,697,000	3,168,164
Belle International Holdings Ltd.	569,000	1,060,169
Bosideng International Holdings Ltd.	1,138,000	361,221
Brilliance China Automotive Holdings Ltd.[b]	1,304,000	1,628,728
China Communications Construction Co. Ltd. Class H	1,217,000	1,141,617
China Construction Bank Corp. Class H	6,194,260	4,667,645
China COSCO Holdings Co. Ltd. Class Ha,b	1,256,500	624,193
China Gas Holdings Ltd.[a]	802,000	436,699
China Life Insurance Co. Ltd. Class H	1,304,000	3,853,085
China Mengniu Dairy Co. Ltd.[a]	326,000	988,510
China Merchants Bank Co. Ltd. Class H	284,500	531,553
China Mobile Ltd.	652,000	7,230,844
China National Building Material Co. Ltd. Class Ha	652,000	831,189
China Overseas Land & Investment Ltd.	652,000	1,707,808
China Petroleum & Chemical Corp. Class H	2,608,000	2,769,510
China Shanshui Cement Group Ltd.[a]	1,217,000	906,070
China Shenhua Energy Co. Ltd. Class H	652,000	2,776,240
China Shipping Container Lines Co. Ltd. Class Ha,b	2,934,000	783,657
China Telecom Corp. Ltd. Class H	1,304,000	775,665
China Unicom (Hong Kong) Ltd.	652,000	1,065,067
CNOOC Ltd.	2,282,000	4,740,640
Country Garden Holdings Co. Ltd.[b]	978,813	392,786
CSG Holding Co. Ltd. Class B	30,000	18,929
Dongfang Electric Corp. Ltd. Class Ha	113,800	190,595
Evergrande Real Estate Group Ltd.[a]	1,304,000	570,391
Fosun International Ltd.	1,580,500	776,989
GCL-Poly Energy Holdings Ltd.[a]	1,217,000	216,703
GOME Electrical Appliances Holdings Ltd.[a]	1,956,000	204,432
Great Wall Motor Co. Ltd. Class H	284,500	781,911
Guangdong Investment Ltd.	1,138,000	930,951
Haier Electronics Group Co. Ltd.[a,b]	569,000	727,581
Industrial and Commercial Bank of China Ltd. Class H	7,850,260	5,196,332
Kunlun Energy Co. Ltd.	652,000	1,211,450
Lee & Man Paper Manufacturing Ltd.	1,217,000	639,117
Lenovo Group Ltd.	652,000	524,120
Parkson Retail Group Ltd.[a]	284,500	240,814
PetroChina Co. Ltd. Class H	2,608,000	3,560,318
Ping An Insurance (Group) Co. of China Ltd. Class H	350,500	2,776,847
Shimao Property Holdings Ltd.[a]	608,500	1,162,031
Shougang Fushan Resources Group Ltd.[a]	2,608,000	911,953
Sino-Ocean Land Holdings Ltd.	1,467,000	919,945
Tencent Holdings Ltd.	130,400	4,610,241
Want Want China Holdings Ltd.[a]	1,630,000	2,229,405
Zhaojin Mining Industry Co. Ltd. Class H	284,500	477,223
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	195,620	263,517

		72,006,863

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2012

Security	Shares	Value

COLOMBIA — 0.10%
Bancolombia SA SP ADR[a]	47,146	$3,018,287

		3,018,287
CZECH REPUBLIC — 0.14%
CEZ AS	45,358	1,670,618
Komercni Banka AS	11,886	2,423,266

		4,093,884
DENMARK — 0.41%
Carlsberg A/S Class B	14,177	1,222,750
Danske Bank A/Sb	122,259	1,911,425
DSV A/S	27,782	624,499
Novo Nordisk A/S Class B	49,738	8,013,757
Novozymes A/S Class B	25,841	713,741

		12,486,172
EGYPT — 0.07%
Orascom Construction Industries SAE SP GDR[a]	32,427	1,326,265
Orascom Telecom Holding SAE SP GDR[b,d]	285,258	857,200

		2,183,465
FINLAND — 0.26%
Fortum OYJ	78,247	1,446,871
Metso OYJ	45,640	1,600,928
Nokia OYJ[a]	286,554	771,596
Sampo OYJ Class A	82,152	2,574,023
UPM-Kymmene OYJ	135,942	1,455,029

		7,848,447
FRANCE — 3.31%
Accor SA	43,906	1,369,424
Alcatel-Lucent[a,b]	423,556	430,843
ALSTOM	28,430	970,723
ArcelorMittal	79,779	1,181,606
Arkema SA	4,457	406,240
AXA SA	133,169	2,116,453
BNP Paribas SA	89,832	4,517,651
Bouygues SA	43,270	1,040,365
Cap Gemini SA	47,146	1,981,207
Carrefour SA	56,863	1,373,453
Compagnie de Saint-Gobain	55,578	1,958,169
Compagnie Generale de Geophysique-Veritas[b]	62,199	2,031,862
Compagnie Generale des Etablissements Michelin Class B	33,252	2,855,007
Credit Agricole SAb	165,282	1,243,914
Danone SA	60,147	3,696,233
Edenred SA	43,498	1,258,342
Essilor International SA	43,258	3,898,536
European Aeronautic Defence and Space Co. NV	25,754	914,728
France Telecom SA	175,855	1,960,163
GDF Suez	92,434	2,120,634
Gemalto NV	3,586	323,506
Groupe Eurotunnel SA Registered	16,170	122,911
L’Air Liquide SA	29,385	3,465,015
L’Oreal SA	25,841	3,290,548
Lafarge SA	23,315	1,364,959

Security	Shares	Value

Legrand SA	35	$1,348
LVMH Moet Hennessy Louis Vuitton SA	30,374	4,935,572
Pernod Ricard SA	35,606	3,830,860
PPR SA	15,974	2,807,834
PSA Peugeot Citroen SAa,b	47,922	306,512
Renault SA	37,816	1,691,058
Safran SA	8,150	324,163
Sanofi	96,960	8,520,957
Schneider Electric SA	56,863	3,554,103
SES SA Class A FDR	106,032	2,933,410
Societe Generale[b]	76,284	2,424,267
Suez Environnement SA	36,223	384,561
Technip SA	27,710	3,120,285
Total SA	210,120	10,569,658
Unibail-Rodamco SE	12,881	2,901,765
Vallourec SA	29,726	1,222,399
Veolia Environnement	40,666	402,432
Vinci SA	47,794	2,114,650
Vivendi SA	119,590	2,446,118
Wendel	1,880	165,631

		100,550,075
GERMANY — 2.94%
Adidas AG	49,552	4,220,489
Allianz SE Registered	45,850	5,683,393
BASF SE	75,632	6,265,393
Bayer AG Registered	75,655	6,586,888
Bayerische Motoren Werke AG	54,116	4,309,090
Beiersdorf AG	1,304	94,810
Commerzbank AGa,b	295,759	566,435
Continental AG	5,105	511,543
Daimler AG Registered	103,440	4,828,703
Deutsche Bank AG Registered	84,232	3,816,900
Deutsche Boerse AG	22,914	1,239,936
Deutsche Post AG Registered	113,157	2,242,688
Deutsche Telekom AG Registered	248,273	2,833,963
E.ON AG	160,954	3,656,130
Fresenius Medical Care AG & Co. KGaA	47,794	3,356,066
Fresenius SE & Co. KGaA	1,304	148,696
GEA Group AG	9,641	300,952
HeidelbergCement AG	18,713	991,513
Henkel AG & Co. KGaA	7,791	503,971
Infineon Technologies AG	113,805	774,210
K+S AG Registered	38,798	1,835,017
Kabel Deutschland Holding AGb	6,401	461,087
Lanxess AG	8,993	742,654
Linde AG	25,841	4,344,649
MAN SE	19,560	1,972,161
Merck KGaA	20,657	2,639,260
METRO AG	35,558	1,024,040
Muenchener Rueckversicherungs-Gesellschaft AG Registered	21,953	3,527,391
RWE AG	46,161	2,108,793
SAP AG	98,256	7,155,391
Siemens AG Registered	89,832	9,025,990
ThyssenKrupp AG	64,639	1,470,393

		89,238,595
HONG KONG — 1.12%
AIA Group Ltd.	912,800	3,615,843
Bank of East Asia Ltd. (The)	113,800	422,159
Cheung Kong (Holdings) Ltd.	326,500	4,823,743

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2012

Security	Shares	Value

Galaxy Entertainment Group Ltd.[b]	326,000	$1,121,012
Hang Lung Properties Ltd.	652,000	2,267,263
Hang Seng Bank Ltd.	121,700	1,868,672
Henderson Land Development Co. Ltd.	326,000	2,258,850
Hong Kong and China Gas Co. Ltd. (The)	1,566,398	4,163,560
Hong Kong Exchanges and Clearing Ltd.	65,200	1,076,003
Hutchison Whampoa Ltd.	326,000	3,207,399
Li & Fung Ltd.	652,000	1,093,670
New World Development Co. Ltd.	569,000	879,558
Sands China Ltd.	260,800	980,938
Swire Pacific Ltd. Class A	326,000	3,867,807
Wharf (Holdings) Ltd. (The)	326,200	2,232,877

		33,879,354
HUNGARY — 0.09%
OTP Bank PLC	64,222	1,219,162
Richter Gedeon Nyrt	7,498	1,398,693

		2,617,855
INDIA — 0.72%
Axis Bank Ltd. SP GDR[d]	50,390	1,120,674
Dr. Reddy’s Laboratories Ltd. SP ADR	53,334	1,735,488
HDFC Bank Ltd. SP ADR	127,158	4,754,438
ICICI Bank Ltd. SP ADR	86,868	3,409,569
Infosys Ltd. SP ADR[a]	61,941	2,689,478
Larsen & Toubro Ltd. SP GDR[d]	39,475	1,207,540
Reliance Industries Ltd. SP GDR[e]	99,558	2,951,895
Sterlite Industries (India) Ltd. SP ADR	131,186	982,583
Tata Motors Ltd. SP ADR	73,508	1,775,218
Wipro Ltd. SP ADR[a]	163,344	1,261,016

		21,887,899
INDONESIA — 0.41%
PT Astra International Tbk	3,260,000	2,732,223
PT Bank Central Asia Tbk	3,912,500	3,340,187
PT Bank Danamon Indonesia Tbk	709,410	450,536
PT Bank Mandiri (Persero) Tbk	688,957	591,764
PT Bank Negara Indonesia (Persero) Tbk	1,072,088	429,728
PT Bank Rakyat Indonesia (Persero) Tbk	608,500	468,808
PT Bumi Resources Tbk	3,200,500	219,920
PT Charoen Pokphand Indonesia Tbk	1,489,445	484,593
PT Indocement Tunggal Prakarsa Tbk	284,500	633,868
PT Indofood Sukses Makmur Tbk	932,500	553,384
PT Kalbe Farma Tbk	3,042,500	307,259
PT Perusahaan Gas Negara (Persero) Tbk	932,500	451,445
PT Semen Gresik (Persero) Tbk	284,500	441,338
PT Telekomunikasi Indonesia (Persero) Tbk	489,000	496,382
PT United Tractors Tbk	346,606	761,414
PT Vale Indonesia Tbk	608,500	171,052

		12,533,901
IRELAND — 0.09%
CRH PLC	50,386	937,567
Elan Corp. PLC[b]	109,862	1,212,900
Kerry Group PLC Class A	9,641	504,335

		2,654,802

Security	Shares	Value

ISRAEL — 0.21%
Israel Chemicals Ltd.	115,078	$1,439,123
Mellanox Technologies Ltd.[b]	1,630	123,605
Teva Pharmaceutical Industries Ltd.	118,664	4,818,316

		6,381,044
ITALY — 0.83%
Assicurazioni Generali SpA	75,184	1,221,690
Atlantia SpA	92,805	1,530,868
Banco Popolare Scrl[b]	210,364	335,285
Enel SpA	543,261	2,041,477
Eni SpA	267,710	6,143,575
Fiat Industrial SpA	40,424	437,647
Fiat SpA[b]	85,944	418,737
Finmeccanica SpA[a,b]	133,660	661,958
Intesa Sanpaolo SpA	645,154	1,035,792
Mediobanca SpA	210,270	1,197,769
Saipem SpA	58,680	2,635,461
Snam SpA	545,228	2,412,013
Telecom Italia SpA	1,261,133	1,161,082
Telecom Italia SpA RNC	979,715	782,021
Tenaris SA	13,040	243,827
UniCredit SpA[b]	463,572	2,045,973
Unione di Banche Italiane ScpA	232,149	912,082

		25,217,257
JAPAN — 7.17%
AEON Co. Ltd.	195,600	2,131,460
AEON Credit Service Co. Ltd.	130,400	2,763,638
Aisin Seiki Co. Ltd.	65,200	1,894,087
Asahi Group Holdings Ltd.	130,400	2,967,567
ASICS Corp.	56,900	825,061
Astellas Pharma Inc.	65,200	3,234,305
Bank of Yokohama Ltd. (The)	652,000	2,993,669
Bridgestone Corp.	131,800	3,065,385
Canon Inc.	130,400	4,205,820
Casio Computer Co. Ltd.[a]	56,900	434,242
Chubu Electric Power Co. Inc.	130,400	1,342,665
Chugoku Electric Power Co. Inc. (The)	65,200	699,882
Dai-ichi Life Insurance Co. Ltd. (The)	569	654,923
Daiichi Sankyo Co. Ltd.	130,400	1,990,342
Daikin Industries Ltd.	65,200	1,801,096
Dena Co. Ltd.	32,600	1,015,971
Denso Corp.	130,400	4,076,937
East Japan Railway Co.	65,200	4,470,111
Eisai Co. Ltd.	65,200	2,899,862
Fast Retailing Co. Ltd.	5,000	1,112,223
FUJIFILM Holdings Corp.	65,200	1,097,951
Fujitsu Ltd.	326,000	1,252,121
Gree Inc.[a]	32,600	567,737
Hitachi Ltd.	652,000	3,450,469
Honda Motor Co. Ltd.	130,400	3,899,112
Hoya Corp.	130,400	2,636,387
ITOCHU Corp.	56,900	568,786
Japan Prime Realty Investment Corp.	652	1,960,160
Japan Tobacco Inc.	130,400	3,598,929
JFE Holdings Inc.	65,200	917,678
JGC Corp.	326,000	11,195,671
JTEKT Corp.	56,900	427,124
JX Holdings Inc.	380,980	2,025,729

69

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2012

Security	Shares	Value

Kansai Electric Power Co. Inc. (The)	163,000	$1,252,121
Kao Corp.	65,200	1,828,830
KDDI Corp.	32,600	2,528,713
Keyence Corp.	5,000	1,324,909
Kintetsu Corp.[a]	652,000	2,553,184
Kobe Steel Ltd.	1,304,000	1,141,999
Komatsu Ltd.	163,000	3,409,683
Kyocera Corp.	32,600	2,859,077
Marubeni Corp.	326,000	2,108,620
Mitsubishi Chemical Holdings Corp.	489,000	1,933,242
Mitsubishi Corp.	130,400	2,324,784
Mitsubishi Heavy Industries Ltd.	652,000	2,740,798
Mitsubishi Motors Corp.[b]	1,217,000	1,050,582
Mitsubishi UFJ Financial Group Inc.	1,352,900	6,110,308
Mitsubishi UFJ Lease & Finance Co. Ltd.	51,050	2,197,072
Mitsui & Co. Ltd.	130,400	1,835,356
Mizuho Financial Group Inc.	1,806,700	2,825,441
Murata Manufacturing Co. Ltd.	32,600	1,582,485
Namco Bandai Holdings Inc.	56,900	892,689
NEC Corp.[b]	592,000	1,133,192
Nikon Corp.	32,600	827,949
Nippon Steel & Sumitomo Metal Corp.	1,610,440	3,546,071
Nippon Telegraph and Telephone Corp.	65,900	2,996,954
Nishi-Nippon City Bank Ltd. (The)	652,000	1,484,599
Nissan Motor Co. Ltd.	380,900	3,183,300
Nitto Denko Corp.	65,200	2,952,884
Nomura Holdings Inc.	445,700	1,605,925
NTT DOCOMO Inc.	1,865	2,736,951
NTT Urban Development Corp.	569	467,700
ORIX Corp.	25,130	2,578,081
Panasonic Corp.	121,700	782,607
Rakuten Inc.	56,900	511,125
Resona Holdings Inc.	186,500	804,986
SBI Holdings Inc.	89,930	627,811
Secom Co. Ltd.	65,200	3,315,876
Seven & I Holdings Co. Ltd.	130,400	4,016,575
Seven Bank Ltd.	65,200	185,983
Shin-Etsu Chemical Co. Ltd.	65,200	3,670,712
SoftBank Corp.	130,400	4,122,617
Sojitz Corp.	186,500	230,996
Sony Corp.	130,400	1,556,382
Sumitomo Chemical Co. Ltd.	652,000	1,827,199
Sumitomo Corp.	251,300	3,420,673
Sumitomo Electric Industries Ltd.	251,300	2,697,553
Sumitomo Mitsui Financial Group Inc.	130,400	3,987,209
Sumitomo Mitsui Trust Holdings Inc.	978,080	2,961,283
Suzuki Motor Corp.	130,400	2,949,621
T&D Holdings Inc.	121,700	1,327,692
Takeda Pharmaceutical Co. Ltd.	65,200	3,026,298
TDK Corp.	32,600	1,222,347
Terumo Corp.	65,200	2,806,055
Tohoku Electric Power Co. Inc.[b]	32,600	239,820
Tokio Marine Holdings Inc.	130,400	3,447,206
Tokyo Electric Power Co. Inc.[b]	121,700	197,936
Tokyo Electron Ltd.	65,200	2,924,334
Toray Industries Inc.	652,000	3,801,226
Toshiba Corp.	652,000	2,414,513
Toyota Motor Corp.	326,000	12,500,813
USS Co. Ltd.	5,690	597,261
Yamada Denki Co. Ltd.	25,130	1,087,824

		217,453,132

Security	Shares	Value

MALAYSIA — 0.45%
AirAsia Bhd	228,200	$227,001
Alliance Financial Group Bhd	521,600	696,951
Axiata Group Bhd	131,200	281,266
Berjaya Sports Toto Bhd	130,400	190,077
Bumi Armada Bhd	295,200	379,903
CIMB Group Holdings Bhd	497,900	1,247,202
DiGi.Com Bhd	521,600	909,290
Gamuda Bhd	164,000	194,366
Genting Bhd	65,600	190,597
Genting Plantations Bhd	65,200	192,218
Hong Leong Bank Bhd	89,500	431,339
Hong Leong Financial Group Bhd	163,000	690,315
IJM Corp. Bhd	98,310	161,698
Kuala Lumpur Kepong Bhd	32,800	230,655
Lafarge Malayan Cement Bhd	195,600	626,100
Malayan Banking Bhd	159,700	473,438
Malaysia Airports Holdings Bhd	130,400	248,727
Maxis Communications Bhd	322,700	737,358
Parkson Holdings Bhd	228,200	363,352
Petronas Chemicals Group Bhd	65,600	139,987
Petronas Gas Bhd	97,800	629,311
PPB Group Bhd	130,400	576,226
Public Bank Bhd Foreign	228,200	1,189,697
RHB Capital Bhd	97,800	240,808
Sapurakencana Petroleum Bhd[b]	130,400	107,454
SP Setia Bhd	260,800	309,090
Telekom Malaysia Bhd	423,800	832,017
Tenaga Nasional Bhd	130,400	297,531
UEM Land Holdings Bhd[b]	328,000	228,286
YTL Corp. Bhd	348,133	200,011
YTL Power International Bhd	619,400	331,458

		13,553,729
MEXICO — 0.64%
Alfa SAB de CV Series A	569,000	1,049,855
America Movil SAB de CV Series L	3,325,200	4,224,839
Cemex SAB de CV CPO[b]	2,094,154	1,899,151
Compartamos SAB de CV	56,900	76,381
Fomento Economico Mexicano SAB de CV BD Units	423,800	3,818,111
Grupo Financiero Banorte SAB de CV Series O	130,400	724,788
Grupo Mexico SAB de CV Series B	316,728	1,015,365
Grupo Televisa SAB CPO	586,800	2,668,414
Industrias Penoles SAB de CV	12,565	626,244
Mexichem SAB de CV	57,747	286,291
Minera Frisco SAB de CV Series A1[b]	56,900	226,534
Wal-Mart de Mexico SAB de CV Series V	978,000	2,889,437

		19,505,410
NETHERLANDS — 0.99%
AEGON NV	138,998	775,929
Akzo Nobel NV	42,610	2,317,333
ASML Holding NV	46,498	2,557,702
D.E Master Blenders 1753 NVb	22,601	276,141
Heineken NV	43,684	2,692,452
ING Groep NV CVA[b]	371,351	3,279,836
Koninklijke Ahold NV	137,057	1,744,550
Koninklijke DSM NV	44,336	2,275,905
Koninklijke KPN NV	166,135	1,048,618
Koninklijke Philips Electronics NV	128,236	3,205,385

70

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2012

Security	Shares	Value

Reed Elsevier NV	168,868	$2,268,061
TNT Express NV	69,112	727,727
Unilever NV CVA	137,986	5,065,468
Wolters Kluwer NV	100,734	1,948,830

		30,183,937
NEW ZEALAND — 0.01%
Auckland International Airport Ltd.	154,550	341,144

		341,144
NORWAY — 0.36%
Aker Solutions ASA	8,993	176,415
DNB ASA	212,367	2,648,381
Orkla ASA	307,328	2,427,683
Seadrill Ltd.	10,106	408,534
Statoil ASA	69,825	1,723,198
Subsea 7 SA	32,318	708,134
Telenor ASA	140,294	2,754,597
Yara International ASA	1,865	87,740

		10,934,682
PERU — 0.14%
Compania de Minas Buenaventura SA SP ADR	52,330	1,871,321
Credicorp Ltd.	10,937	1,414,591
Southern Copper Corp.	24,161	920,534

		4,206,446
PHILIPPINES — 0.25%
Aboitiz Equity Ventures Inc.	251,300	294,337
Aboitiz Power Corp.	834,500	670,517
Alliance Global Group Inc.	445,700	160,991
Ayala Land Inc.	445,700	254,794
Bank of the Philippine Islands	415,102	816,197
BDO Unibank Inc.	774,672	1,203,520
International Container Terminal Services Inc.	56,900	98,068
Jollibee Foods Corp.	258,410	663,040
Manila Electric Co.	120,620	816,919
Metropolitan Bank & Trust Co.	498,783	1,150,246
Philippine Long Distance Telephone Co.	12,565	808,284
SM Prime Holdings Inc.	1,610,525	566,880

		7,503,793
POLAND — 0.16%
Bank Handlowy w Warszawie SA	11,585	337,061
Bank Millennium SAb	373,742	494,852
Bank Pekao SA	10,289	493,717
BRE Bank SAb	4,457	420,205
Cyfrowy Polsat SAb	55,567	252,202
Kernel Holding SAb	18,223	381,030
KGHM Polska Miedz SA	18,713	941,874
Powszechna Kasa Oszczednosci Bank Polski SA	36,854	411,713
Synthos SA	526,351	873,201
TVN SA	49,090	107,561

		4,713,416
PORTUGAL — 0.07%
Energias de Portugal SA	560,914	1,523,441

Security	Shares	Value

Jeronimo Martins SGPS SA	7,049	$123,310
Portugal Telecom SGPS SA Registered	106,928	537,741

		2,184,492
RUSSIA — 0.76%
Gazprom OAO SP ADR[b]	518,780	4,739,055
LUKOIL OAO SP ADR	49,062	2,953,532
Magnit OJSC SP GDR[d]	20,657	733,324
Mechel OAO SP ADR[a]	157,132	997,788
MMC Norilsk Nickel OJSC SP ADR[a]	65,402	1,003,267
Mobile TeleSystems OJSC SP ADR	100,848	1,728,535
NovaTek OAO SP GDR[d]	21,305	2,428,770
Novolipetsk Steel OJSC SP GDR[d]	10,289	194,359
RusHydro OJSC SP ADR[b]	61,508	146,020
Sberbank of Russia SP ADR	177,874	2,091,798
Surgutneftegas OJSC SP ADR	239,905	2,087,173
Tatneft OAO SP ADR[b]	30,226	1,170,955
TMK OAO SP GDR[d]	55,567	824,059
Uralkali OJSC SP GDR[d]	48,442	1,897,958

		22,996,593
SINGAPORE — 0.60%
Ascendas REIT	569,000	1,100,644
CapitaLand Ltd.	1,304,000	3,495,004
CapitaMall Trust Management Ltd.	569,000	984,050
Genting Singapore PLC	569,000	620,278
Hutchison Port Holdings Trust	569,000	443,820
Keppel Corp. Ltd.	326,400	2,851,870
Neptune Orient Lines Ltd.[a,b]	1,217,000	1,157,100
Noble Group Ltd.	569,000	610,950
Singapore Exchange Ltd.	652,000	3,596,541
Singapore Telecommunications Ltd.	1,304,000	3,441,564

		18,301,821
SOUTH AFRICA — 0.98%
Absa Group Ltd.	4,457	71,319
African Rainbow Minerals Ltd.	6,401	133,550
AngloGold Ashanti Ltd.	18,713	620,533
Barloworld Ltd.	37,502	302,846
Exxaro Resources Ltd.	15,473	308,599
FirstRand Ltd.	1,052,130	3,480,814
Gold Fields Ltd.	144,830	1,782,239
Growthpoint Properties Ltd.	398,046	1,080,314
Impala Platinum Holdings Ltd.	84,648	1,517,966
MMI Holdings Ltd.	164,967	397,664
Mr. Price Group Ltd.	41,076	632,487
MTN Group Ltd.	175,397	3,152,194
Naspers Ltd. Class N	74,002	4,788,540
PPC Ltd.	16,769	55,882
Redefine Properties Ltd.	94,540	97,809
Sanlam Ltd.	922,580	4,107,449
Sappi Ltd.[b]	73,063	206,023
Sasol Ltd.	65,287	2,776,829
Standard Bank Group Ltd.	273,542	3,368,020
Truworths International Ltd.	20,538	222,870
Woolworths Holdings Ltd.	87,042	654,376

		29,758,323

71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2012

Security	Shares	Value

SOUTH KOREA — 1.83%
AmorePacific Corp.	326	$370,658
AmorePacific Group	326	140,491
BS Financial Group Inc.	15,320	173,484
Celltrion Inc.[a]	10,758	264,856
Cheil Industries Inc.	4,264	365,173
CJ CheilJedang Corp.	978	307,138
Daelim Industrial Co. Ltd.	2,952	205,444
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	6,520	139,894
DGB Financial Group Inc.	22,490	284,579
Doosan Heavy Industries & Construction Co. Ltd.	4,920	210,677
GS Engineering & Construction Corp.	3,608	203,128
GS Holdings Corp.	1,630	102,529
Hana Financial Group Inc.	10,330	300,731
Hankook Tire Co. Ltd.	4,948	208,700
Hanwha Corp.	13,040	372,452
Honam Petrochemical Corp.	1,271	259,887
Hyundai Department Store Co. Ltd.	1,630	202,517
Hyundai Development Co.	6,520	117,176
Hyundai Engineering & Construction Co. Ltd.	4,920	296,391
Hyundai Glovis Co. Ltd.	1,630	339,272
Hyundai Heavy Industries Co. Ltd.	3,260	684,522
Hyundai Marine & Fire Insurance Co. Ltd.	5,690	183,910
Hyundai Mobis Co. Ltd.	5,868	1,495,786
Hyundai Motor Co.[a]	15,974	3,288,248
Hyundai Steel Co.	3,608	259,699
Hyundai Wia Corp.	1,640	265,413
KB Financial Group Inc.	33,500	1,139,602
KCC Corp.[a]	984	276,090
Kia Motors Corp.	20,864	1,159,324
Korea Aerospace Industries Ltd.	3,260	81,904
Korea Electric Power Corp.[b]	23,850	618,884
Korea Electric Power Corp. SP ADR[b]	147,790	1,905,013
Korea Zinc Co. Ltd.	984	404,210
KT Corp.	3,260	110,450
KT Corp. SP ADR	113,547	1,924,622
KT&G Corp.	10,106	770,043
LG Chem Ltd.	4,238	1,189,096
LG Corp.	6,194	378,251
LG Display Co. Ltd.[b]	11,650	346,103
LG Display Co. Ltd. SP ADR[a,b]	106,084	1,574,287
LG Electronics Inc.	9,128	635,261
LG Household & Health Care Ltd.	945	555,424
Lotte Confectionery Co. Ltd.	326	469,600
Lotte Shopping Co. Ltd.	984	304,511
NCsoft Corp.	1,271	243,571
NHN Corp.	4,564	1,056,675
OCI Co. Ltd.	1,640	231,579
ORION Corp.	978	918,276
POSCO	5,990	1,886,636
POSCO SP ADR	20,063	1,572,538
S-Oil Corp.	2,901	265,734
S1 Corp.	3,280	197,895
Samsung C&T Corp.	9,780	531,775
Samsung Electro-Mechanics Co. Ltd.	4,920	421,353
Samsung Electronics Co. Ltd.	11,952	14,356,428
Samsung Engineering Co. Ltd.	2,608	340,767
Samsung Fire & Marine Insurance Co. Ltd.	2,608	570,336
Samsung Heavy Industries Co. Ltd.	13,040	398,757
Samsung SDI Co. Ltd.	2,952	370,827
Samsung Securities Co. Ltd.	6,560	293,835
Samsung Techwin Co. Ltd.	3,280	171,729

Security	Shares	Value

Shinhan Financial Group Co. Ltd.	30,000	$1,030,167
Shinhan Financial Group Co. Ltd. SP ADR	43,502	1,488,638
SK Holdings Co. Ltd.	1,630	227,178
SK Hynix Inc.[b]	48,900	1,114,217
SK Innovation Co. Ltd.	4,564	671,669
SK Telecom Co. Ltd.	1,331	187,336
SK Telecom Co. Ltd. SP ADR	109,659	1,713,970
Woongjin Coway Co. Ltd.	6,560	238,797
Woori Finance Holdings Co. Ltd.	29,010	273,980

		55,660,093
SPAIN — 1.02%
Acciona SA	13,529	829,912
Actividades de Construcciones y Servicios SA	63,843	1,362,526
Amadeus IT Holding SA Class A	5,542	137,163
Banco Bilbao Vizcaya Argentaria SA	523,490	4,366,464
Banco de Sabadell SA	601,021	1,462,592
Banco Popular Espanol SAa	324,239	505,439
Banco Santander SA	806,198	6,047,603
Bankia SAa,b	415,976	625,265
Distribuidora Internacional de Alimentacion SA	56,863	344,100
Ferrovial SA	13,529	191,087
Iberdrola SA	457,781	2,366,839
Industria de Diseno Textil SA	39,772	5,073,259
International Consolidated Airlines Group SAb	51,203	134,489
Red Electrica Corporacion SA	1,630	76,407
Repsol SA	141,259	2,822,530
Telefonica SA	360,556	4,746,838

		31,092,513
SWEDEN — 1.14%
Atlas Copco AB Class A	194,948	4,791,877
Boliden AB	23,897	417,407
Hennes & Mauritz AB Class B	120,209	4,067,113
Hexagon AB Class B	8,345	191,917
Lundin Petroleum ABb	29,078	695,902
Millicom International Cellular SA SDR	4,531	391,274
Nordea Bank AB	359,579	3,265,008
Sandvik AB	200,816	2,784,319
Scania AB Class B	132,356	2,519,300
Skandinaviska Enskilda Banken AB Class A	81,408	674,781
SKF AB Class B	7,049	158,819
Svenska Handelsbanken AB Class A	115,101	3,941,126
Swedbank AB Class A	62,695	1,162,173
Telefonaktiebolaget LM Ericsson Class B	378,931	3,329,366
TeliaSonera AB	442,272	2,910,754
Volvo AB Class B	239,247	3,218,012

		34,519,148
SWITZERLAND — 3.22%
ABB Ltd. Registered[b]	237,448	4,278,756
Actelion Ltd. Registered[b]	4,564	220,162
Adecco SA Registered[b]	48,493	2,345,495
Aryzta AGb	7,697	384,354
Barry Callebaut AG Registered[b]	293	279,722
Compagnie Financiere Richemont SA Class A Bearer	61,446	3,985,544
Credit Suisse Group AG Registered	114,140	2,646,352
GAM Holding AGb	47,812	667,478
Geberit AG Registered[b]	1,865	384,536
Givaudan SA Registered[b]	569	569,489

72

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2012

Security	Shares	Value

Holcim Ltd. Registered[b]	53,042	$3,619,866
Julius Baer Group Ltd.[b]	42,556	1,476,115
Kuehne & Nagel International AG Registered	1,217	142,062
Lindt & Spruengli AG Participation Certificates	978	3,090,908
Lonza Group AG Registered[b]	5,940	301,146
Nestle SA Registered	364,897	23,158,734
Novartis AG Registered	222,984	13,421,664
Roche Holding AG Genusschein	73,512	14,138,745
Schindler Holding AG Participation Certificates	569	74,975
Schindler Holding AG Registered	1,865	241,336
SGS SA Registered	326	690,369
Sonova Holding AG Registered	1,956	196,713
Sulzer AG Registered	1,217	176,172
Swatch Group AG (The) Bearer	2,934	1,214,308
Swiss Prime Site AG Registered	10,106	843,795
Swiss Re AGb	44,746	3,092,145
Swisscom AG Registered	2,282	948,138
Syngenta AG Registered	11,001	4,297,856
Transocean Ltd.	35,558	1,618,668
UBS AG Registered[b]	370,047	5,547,526
Zurich Insurance Group AGb	14,370	3,541,575

		97,594,704
TAIWAN — 1.27%
Advanced Semiconductor Engineering Inc.	368,524	277,536
Advanced Semiconductor Engineering Inc. SP ADR	307,559	1,168,724
AU Optronics Corp.[b]	652,000	247,743
AU Optronics Corp. SP ADR	149,375	564,638
Capital Securities Corp.	328,000	109,137
Chang Hwa Commercial Bank Ltd.	1,031,140	520,644
China Development Financial Holding Corp.	1,630,000	364,361
China Steel Corp.	978,120	840,421
Chinatrust Financial Holding Co. Ltd.	737,960	406,715
Chunghwa Telecom Co. Ltd.	326,000	1,022,220
Chunghwa Telecom Co. Ltd. SP ADR	60,248	1,872,508
E.Sun Financial Holding Co. Ltd.	682,400	342,222
First Financial Holding Co. Ltd.	1,032,720	586,843
Formosa Plastics Corp.	328,000	893,754
Formosa Taffeta Co. Ltd.	296,000	260,916
Hon Hai Precision Industry Co. Ltd.	1,108,800	3,366,729
Hon Hai Precision Industry Co. Ltd. SP GDR[d]	166,611	1,010,496
Hua Nan Financial Holdings Co. Ltd.	1,364,800	717,148
Macronix International Co. Ltd.	339,470	88,317
MediaTek Inc.	326,000	3,621,292
Mega Financial Holding Co. Ltd.	661,120	480,917
Nan Ya Plastics Corp.	328,000	578,246
Phison Electronics Corp.	326,000	2,505,332
Siliconware Precision Industries Co. Ltd.	326,000	318,049
Siliconware Precision Industries Co. Ltd. SP ADR	313,667	1,505,602
SinoPac Financial Holdings Co. Ltd.	1,342,425	519,278
Taishin Financial Holdings Co. Ltd.	355,401	127,135
Taiwan Business Bank Ltd.[b]	1,690,000	470,336
Taiwan Cooperative Financial Holding Co. Ltd.[b]	1,519,825	790,803
Taiwan Mobile Co. Ltd.	296,000	1,033,530
Taiwan Semiconductor Manufacturing Co. Ltd.	2,608,000	7,918,857
U-Ming Marine Transport Corp.	296,000	448,876
Uni-President Enterprises Co.	694,560	1,226,848
United Microelectronics Corp.	978,000	363,245
United Microelectronics Corp. SP ADR	793,301	1,491,406
Wan Hai Lines Ltd.	652,000	319,165
Yang Ming Marine Transport Corp.	328,000	128,000

		38,507,989

Security	Shares	Value

THAILAND — 0.31%
Bangkok Bank PCL NVDR	478,980	$2,766,051
BEC World PCL NVDR	510,500	982,692
Charoen Pokphand Foods PCL NVDR	964,100	1,108,794
Glow Energy PCL NVDR	380,900	888,559
Indorama Ventures PCL NVDR	408,933	356,899
Kasikornbank PCL NVDR	545,223	3,184,173

		9,287,168
TURKEY — 0.23%
Akbank TAS	75,007	361,137
Anadolu Efes Biracilik ve Malt Sanayii AS	44,554	667,876
Arcelik AS	64,639	426,844
Asya Katilim Bankasi ASa,b	809,899	907,159
BIM Birlesik Magazalar AS	13,529	627,634
Coca-Cola Icecek AS	27,134	526,199
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	517,325	769,717
TAV Havalimanlari Holding ASb	65,287	323,797
Turk Hava Yollari AOb	218,389	505,051
Turkiye Garanti Bankasi AS	181,687	866,671
Turkiye Halk Bankasi AS	35,275	310,585
Turkiye Is Bankasi AS Class C	80,115	272,333
Turkiye Sise ve Cam Fabrikalari ASa	157,945	230,602
Turkiye Vakiflar Bankasi TAO Class D	109,922	258,496

		7,054,101
UNITED KINGDOM — 8.26%
3i Group PLC	321,336	1,115,101
Aggreko PLC	13,366	462,966
AMEC PLC	21,516	367,432
Anglo American PLC	112,675	3,454,423
Antofagasta PLC	11,585	234,607
ARM Holdings PLC	97,474	1,044,286
AstraZeneca PLC	144,830	6,714,026
Aviva PLC	301,975	1,612,251
BAE Systems PLC	434,572	2,185,767
Barclays PLC	1,257,793	4,609,987
BG Group PLC	332,352	6,144,127
BHP Billiton PLC	222,445	7,115,439
BP PLC	1,913,550	13,666,166
British American Tobacco PLC	161,609	7,991,758
British Land Co. PLC	275,486	2,345,599
British Sky Broadcasting Group PLC	132,731	1,516,100
BT Group PLC	827,754	2,833,801
Burberry Group PLC	23,798	447,042
Capita PLC	6,194	72,147
Carnival PLC	47,270	1,876,443
Centrica PLC	773,404	4,038,263
Compass Group PLC	363,374	3,980,814
Diageo PLC	221,136	6,309,387
Experian PLC	309,048	5,327,444
Fresnillo PLC	18,713	578,532
GlaxoSmithKline PLC	503,750	11,252,372
Glencore International PLC	133,008	735,096
HSBC Holdings PLC	1,748,686	17,151,244
Imperial Tobacco Group PLC	98,256	3,704,112
Inmarsat PLC	44,662	407,612
J Sainsbury PLC	353,085	2,017,099
Johnson Matthey PLC	78,955	2,860,739
Kingfisher PLC	44,662	208,303

73

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2012

Security	Shares	Value

Land Securities Group PLC	180,420	$2,336,952
Legal & General Group PLC	1,155,616	2,494,753
Lloyds Banking Group PLC[b]	3,920,232	2,562,592
Lonmin PLC[a]	41,468	342,720
Man Group PLC	303,271	383,295
Marks & Spencer Group PLC	354,381	2,248,305
National Grid PLC	400,335	4,556,642
Next PLC	7,498	430,761
Old Mutual PLC	1,041,151	2,885,037
Pearson PLC	160,954	3,228,348
Petrofac Ltd.	12,062	311,697
Prudential PLC	281,239	3,844,471
Randgold Resources Ltd.	2,608	310,920
Reckitt Benckiser Group PLC	59,455	3,591,938
Reed Elsevier PLC	268,358	2,619,970
Rio Tinto PLC	159,704	7,987,606
Rolls-Royce Holdings PLC[b]	355,992	4,900,738
Royal Bank of Scotland Group PLC[b]	113,611	505,171
Royal Dutch Shell PLC Class A	359,039	12,291,637
Royal Dutch Shell PLC Class B	255,398	9,013,011
SABMiller PLC	138,353	5,916,713
Severn Trent PLC	3,912	101,217
Shire PLC	119,968	3,368,775
Smith & Nephew PLC	175,207	1,848,851
SSE PLC	133,169	3,106,568
Standard Chartered PLC	227,124	5,355,067
Standard Life PLC	611,078	2,874,674
Tesco PLC	789,601	4,068,771
Tullow Oil PLC	73,969	1,673,116
Unilever PLC	144,830	5,392,220
Vodafone Group PLC	5,215,576	14,137,301
Weir Group PLC (The)	6,401	179,641
Wm Morrison Supermarkets PLC	472,077	2,037,486
Wolseley PLC	60,803	2,653,647
WPP PLC	240,497	3,097,685
Xstrata PLC	227,121	3,582,560

		250,621,341
UNITED STATES — 46.52%
3M Co.	73,063	6,400,319
Abbott Laboratories	149,366	9,786,460
Abercrombie & Fitch Co. Class A	1,865	57,032
Accenture PLC Class A	91,606	6,175,160
ACE Ltd.	53,464	4,204,944
Activision Blizzard Inc.	16,769	182,614
Adobe Systems Inc.[b]	84,648	2,878,032
ADT Corp. (The)[b]	40,704	1,689,623
Advanced Micro Devices Inc.[a,b]	40,018	82,037
AES Corp. (The)	173,263	1,810,598
Aetna Inc.	55,567	2,428,278
Aflac Inc.	52,330	2,604,987
AGCO Corp.[b]	4,457	202,838
Agilent Technologies Inc.	17,278	621,835
Air Products and Chemicals Inc.	34,910	2,706,572
Akamai Technologies Inc.[b]	24,545	932,465
Alcoa Inc.	107,328	919,801
Alexion Pharmaceuticals Inc.[b]	14,670	1,325,875
Alleghany Corp.[a,b]	945	328,482
Allergan Inc.	50,386	4,530,709
Allstate Corp. (The)	71,119	2,843,338
Altera Corp.	11,084	337,840
Altria Group Inc.	231,501	7,361,732

Security	Shares	Value

Amazon.com Inc.[b]	41,402	$9,639,214
Ameren Corp.	15,648	514,506
American Electric Power Co. Inc.	76,951	3,419,702
American Express Co.	97,608	5,463,120
American International Group Inc.[b]	117,034	4,087,998
American Tower Corp.	70,416	5,301,621
American Water Works Co. Inc.	9,095	334,150
Ameriprise Financial Inc.	52,978	3,092,326
AmerisourceBergen Corp.	5,105	201,341
AMETEK Inc.	5,726	203,559
Amgen Inc.	95,192	8,238,392
Amphenol Corp. Class A	3,586	215,626
Anadarko Petroleum Corp.	56,215	3,868,154
Annaly Capital Management Inc.[a]	64,548	1,041,805
Apache Corp.	38,150	3,156,912
Apollo Group Inc. Class Aa,b	28,430	570,874
Apple Inc.	97,608	58,086,521
Applied Materials Inc.	183,631	1,946,489
Archer-Daniels-Midland Co.	74,359	1,995,796
AT&T Inc.	595,602	20,601,873
Autodesk Inc.[b]	10,432	332,155
Automatic Data Processing Inc.	82,056	4,742,016
Avago Technologies Ltd.[a]	6,520	215,356
AvalonBay Communities Inc.	6,520	883,851
Avon Products Inc.	75,306	1,166,490
Baker Hughes Inc.	47,794	2,005,914
Bank of America Corp.	1,047,594	9,763,576
Bank of New York Mellon Corp. (The)	112,509	2,780,097
Baxter International Inc.	60,103	3,764,251
BB&T Corp.	99,552	2,882,030
Beam Inc.	8,993	499,651
Becton, Dickinson and Co.	27,134	2,053,501
Bed Bath & Beyond Inc.[b]	41,402	2,388,067
Berkshire Hathaway Inc. Class Bb	73,711	6,364,945
Best Buy Co. Inc.	44,988	684,267
Biogen Idec Inc.[b]	30,970	4,280,673
BlackRock Inc.[f]	9,641	1,828,705
Boeing Co. (The)	78,247	5,511,719
BorgWarner Inc.[b]	1,865	122,754
Boston Properties Inc.	20,761	2,206,894
Boston Scientific Corp.[b]	214,008	1,100,001
Bristol-Myers Squibb Co.	199,350	6,628,387
Broadcom Corp. Class Ab	28,036	884,115
Bunge Ltd.[a]	5,105	362,608
C.H. Robinson Worldwide Inc.	38,794	2,340,442
C.R. Bard Inc.	22,168	2,132,340
CA Inc.	101,712	2,290,554
Cablevision NY Group Class A	9,269	161,466
Cabot Oil & Gas Corp.	12,388	581,988
Calpine Corp.[b]	25,841	454,802
Cameron International Corp.[b]	11,410	577,802
Capital One Financial Corp.	56,215	3,382,457
Cardinal Health Inc.	53,623	2,205,514
CareFusion Corp.[b]	26,561	705,460
CarMax Inc.[b]	11,585	390,994
Carnival Corp.	71,068	2,692,056
Caterpillar Inc.	57,511	4,877,508
CBRE Group Inc. Class Ab	16,593	299,006
CBS Corp. Class B NVS	107,976	3,498,422
Celanese Corp. Series A	2,513	95,469
Celgene Corp.[b]	58,159	4,264,218
CenturyLink Inc.	63,791	2,448,299
Cerner Corp.[b]	4,564	347,731

74

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2012

Security	Shares	Value

CF Industries Holdings Inc.	4,564	$936,487
Charles Schwab Corp. (The)	163,546	2,220,955
Chesapeake Energy Corp.	78,194	1,584,210
Chevron Corp.	204,288	22,514,580
Chipotle Mexican Grill Inc.[a,b]	2,513	639,634
Chubb Corp. (The)	55,746	4,291,327
Church & Dwight Co. Inc.	20,657	1,048,549
Cigna Corp.	45,850	2,338,350
Cisco Systems Inc.	596,868	10,230,318
CIT Group Inc.[b]	10,332	384,557
Citigroup Inc.	303,271	11,339,303
Citrix Systems Inc.[b]	10,758	664,952
Cliffs Natural Resources Inc.	11,585	420,188
Clorox Co. (The)	10,937	790,745
CME Group Inc.	32,071	1,793,731
Coach Inc.	50,856	2,850,479
Cobalt International Energy Inc.[b]	15,974	332,419
Coca-Cola Co. (The)	399,526	14,854,377
Coca-Cola Enterprises Inc.	12,881	404,979
Cognizant Technology Solutions Corp. Class Ab	52,330	3,487,794
Colgate-Palmolive Co.	58,159	6,104,369
Comcast Corp. Class A	125,393	4,703,491
Comcast Corp. Class A Special NVS	78,247	2,851,321
Comerica Inc.	13,080	389,915
ConAgra Foods Inc.	124,097	3,454,860
Concho Resources Inc.[b]	10,289	886,089
ConocoPhillips	126,162	7,298,472
CONSOL Energy Inc.	33,699	1,184,857
Consolidated Edison Inc.	25,193	1,521,153
Constellation Brands Inc. Class Ab	2,608	92,167
Cooper Industries PLC	33,904	2,540,766
Core Laboratories NV	1,630	168,966
Corning Inc.	179,095	2,104,366
Costco Wholesale Corp.	50,386	4,959,494
Coventry Health Care Inc.	30,318	1,323,078
Covidien PLC	62,047	3,409,483
Cree Inc.[a,b]	5,105	154,835
Crown Castle International Corp.[a,b]	25,102	1,675,559
CSX Corp.	170,172	3,483,421
Cummins Inc.	18,713	1,751,163
CVS Caremark Corp.	143,534	6,659,978
D.R. Horton Inc.	20,657	432,971
Danaher Corp.	85,296	4,412,362
Deere & Co.	40,018	3,419,138
Dell Inc.	194,948	1,799,370
Delta Air Lines Inc.[a,b]	59,455	572,552
Denbury Resources Inc.[b]	12,029	184,405
Devon Energy Corp.	47,146	2,744,369
DIRECTV[b]	102,364	5,231,824
Discover Financial Services	18,713	767,233
Dollar General Corp.[b]	13,366	649,855
Dollar Tree Inc.[b]	19,308	769,810
Dominion Resources Inc.	77,599	4,095,675
Dover Corp.	50,386	2,933,473
Dow Chemical Co. (The)	104,088	3,049,778
Dr Pepper Snapple Group Inc.	42,610	1,825,839
DTE Energy Co.	4,238	263,180
Duke Energy Corp.	89,433	5,874,854
Duke Realty Corp.	17,604	254,906
E.I. du Pont de Nemours and Co.	89,832	3,999,321
Eaton Corp.	73,063	3,450,035
eBay Inc.[b]	122,153	5,898,768
Edison International	62,047	2,912,486

Security	Shares	Value

Edwards Lifesciences Corp.[b]	6,520	$566,132
Electronic Arts Inc.[b]	66,583	822,300
Eli Lilly and Co.	104,088	5,061,799
EMC Corp.[b]	245,681	5,999,530
Emerson Electric Co.	61,399	2,973,554
Energizer Holdings Inc.	2,575	187,898
Ensco PLC Class A	4,890	282,740
Entergy Corp.	29,726	2,157,513
EOG Resources Inc.	32,966	3,840,209
EQT Corp.	6,520	395,308
Equinix Inc.[b]	5,868	1,058,646
Equity Residential[a]	73,205	4,202,699
Estee Lauder Companies Inc. (The) Class A	10,432	642,820
Exelon Corp.	92,932	3,325,107
Expedia Inc.	8,214	485,858
Expeditors International of Washington Inc.	55,746	2,040,861
Express Scripts Holding Co.[b]	97,474	5,998,550
Exxon Mobil Corp.	503,018	45,860,151
F5 Networks Inc.[a,b]	11,585	955,531
Facebook Inc. Class Ab	29,340	619,514
Family Dollar Stores Inc.	8,993	593,178
Fastenal Co.	5,216	233,155
FedEx Corp.	36,854	3,390,199
Fidelity National Financial Inc. Class A	2,575	55,131
Fifth Third Bancorp	120,209	1,746,637
FirstEnergy Corp.	45,202	2,066,635
Fluor Corp.	42,610	2,379,768
FMC Technologies Inc.[b]	8,993	367,814
Ford Motor Co.	328,464	3,665,658
Forest Laboratories Inc.[b]	15,648	527,494
Fossil Inc.[b]	2,513	218,882
Franklin Resources Inc.	29,726	3,798,983
Freeport-McMoRan Copper & Gold Inc.	94,368	3,669,028
Frontier Communications Corp.[a]	97,608	460,710
Gap Inc. (The)	75,632	2,701,575
General Dynamics Corp.	35,638	2,426,235
General Electric Co.	1,060,554	22,335,267
General Growth Properties Inc.	38,577	758,424
General Mills Inc.	106,680	4,275,734
General Motors Co.[b]	56,215	1,433,483
Genworth Financial Inc. Class Ab	48,215	287,361
Gilead Sciences Inc.[b]	92,584	6,217,941
Goldman Sachs Group Inc. (The)	51,720	6,330,011
Goodyear Tire & Rubber Co. (The)[b]	49,090	560,117
Google Inc. Class Ab	25,841	17,565,937
Green Mountain Coffee Roasters Inc.[a,b]	10,937	264,238
H.J. Heinz Co.	76,936	4,424,589
Halliburton Co.	105,384	3,402,849
Harley-Davidson Inc.	18,713	875,020
Harris Corp.	5,753	263,372
Hartford Financial Services Group Inc. (The)	44,078	956,933
HCP Inc.	21,516	953,159
Helmerich & Payne Inc.	6,520	311,656
Herbalife Ltd.[a]	6,813	349,848
Hershey Co. (The)	9,368	644,987
Hertz Global Holdings Inc.[a,b]	1,271	16,866
Hess Corp.	35,558	1,858,261
Hewlett-Packard Co.	206,880	2,865,288
HollyFrontier Corp.	18,065	697,851
Home Depot Inc. (The)	186,223	11,430,368
Honeywell International Inc.	67,879	4,156,910
Hormel Foods Corp.	9,780	288,803
Hospira Inc.[b]	12,388	380,188

75

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2012

Security	Shares	Value

Host Hotels & Resorts Inc.[a]	44,554	$644,251
Hudson City Bancorp Inc.	2,575	21,849
Humana Inc.	28,688	2,130,658
Illinois Tool Works Inc.	66,583	4,083,535
Illumina Inc.[b]	8,345	396,471
Ingersoll-Rand PLC	63,991	3,009,497
Intel Corp.	559,416	12,097,371
International Business Machines Corp.	123,228	23,971,543
International Game Technology	82,273	1,056,385
International Paper Co.	88,536	3,172,245
Intuit Inc.	58,680	3,486,766
Intuitive Surgical Inc.[a,b]	1,956	1,060,582
J.C. Penney Co. Inc.[a]	34,910	838,189
J.M. Smucker Co. (The)	10,937	936,645
J.P. Morgan Chase & Co.	397,685	16,575,511
Jacobs Engineering Group Inc.[a,b]	41,962	1,619,314
Johnson & Johnson	265,766	18,821,548
Johnson Controls Inc.	92,258	2,375,644
Joy Global Inc.	8,345	521,145
Juniper Networks Inc.[b]	74,359	1,232,129
Kansas City Southern Industries Inc.	7,748	623,404
Kellogg Co.	55,746	2,916,631
KeyCorp	69,079	581,645
Kimberly-Clark Corp.	52,330	4,366,938
Kimco Realty Corp.[a]	20,009	390,576
Kinder Morgan Inc.	52,232	1,812,973
KLA-Tencor Corp.	6,520	303,310
Kohl’s Corp.	42,380	2,258,006
Kraft Foods Group Inc.[b]	51,303	2,333,260
Kroger Co. (The)	103,440	2,608,757
L-3 Communications Holdings Inc.	29,430	2,171,934
Laboratory Corp. of America Holdings[a,b]	26,080	2,209,758
Las Vegas Sands Corp.	35,558	1,651,314
Legg Mason Inc.	46,498	1,184,769
Level 3 Communications Inc.[a,b]	10,106	207,173
Liberty Interactive Corp. Series Ab	42,610	852,200
Life Technologies Corp.[b]	4,564	223,225
Limited Brands Inc.	16,769	803,067
Lincoln National Corp.	42,610	1,056,302
LinkedIn Corp. Class Ab	3,912	418,310
Lockheed Martin Corp.	35,558	3,330,718
Lorillard Inc.	16,121	1,870,197
Lowe’s Companies Inc.	167,431	5,421,416
LSI Corp.[b]	33,904	232,242
Lululemon Athletica Inc.[a,b]	10,289	710,044
LyondellBasell Industries NV Class A	29,078	1,552,474
M&T Bank Corp.	4,531	471,677
Macerich Co. (The)[a]	10,289	586,473
Macy’s Inc.	76,610	2,916,543
Marathon Oil Corp.	85,944	2,583,477
Marathon Petroleum Corp.	35,316	1,939,908
Marriott International Inc. Class A	71,394	2,604,453
Marsh & McLennan Companies Inc.	129,281	4,399,432
Marvell Technology Group Ltd.	16,952	133,751
Masco Corp.	18,065	272,601
MasterCard Inc. Class A	9,128	4,207,369
Mattel Inc.	11,585	426,096
McCormick & Co. Inc. NVS	7,498	462,027
McDonald’s Corp.	109,272	9,484,810
McGraw-Hill Companies Inc. (The)	62,047	3,429,958
McKesson Corp.	38,142	3,559,030
MDU Resources Group Inc.	19,560	425,039
Mead Johnson Nutrition Co. Class A	38,879	2,397,279

Security	Shares	Value

Medtronic Inc.	111,864	$4,651,305
Merck & Co. Inc.	320,040	14,603,425
MetLife Inc.	71,119	2,524,013
MGM Resorts International[a,b]	53,623	552,853
Micron Technology Inc.[b]	60,962	330,719
Microsoft Corp.	797,347	22,752,297
Mondelez International Inc. Class A	153,910	4,084,771
Monsanto Co.	52,978	4,559,816
Monster Beverage Corp.[b]	15,974	713,559
Moody’s Corp.	64,874	3,124,332
Morgan Stanley	121,771	2,116,380
Mosaic Co. (The)	23,309	1,219,993
Motorola Solutions Inc.	49,352	2,550,511
Murphy Oil Corp.	34,910	2,094,600
Mylan Inc.[b]	2,575	65,251
Nabors Industries Ltd.[b]	2,575	34,737
National Oilwell Varco Inc.	54,271	3,999,773
NetApp Inc.[b]	20,009	538,242
Netflix Inc.[a,b]	5,753	455,005
New York Community Bancorp Inc.[a]	19,201	266,126
Newell Rubbermaid Inc.	15,473	319,363
Newfield Exploration Co.[b]	5,542	150,299
Newmont Mining Corp.	71,767	3,914,890
News Corp. Class A NVS	171,967	4,113,451
NextEra Energy Inc.	49,738	3,484,644
Nike Inc. Class B	52,330	4,781,915
Noble Corp.	61,399	2,317,198
Noble Energy Inc.	32,966	3,132,100
Nordstrom Inc.	8,621	489,414
Norfolk Southern Corp.	52,486	3,220,016
Northeast Utilities	23,695	931,214
Northern Trust Corp.	44,732	2,137,295
Northrop Grumman Corp.	40,018	2,748,836
NRG Energy Inc.	80,892	1,744,032
Nuance Communications Inc.[a,b]	10,432	232,216
Nucor Corp.	52,330	2,100,003
NVIDIA Corp.[b]	91,128	1,090,802
O’Reilly Automotive Inc.[b]	8,150	698,292
Occidental Petroleum Corp.	86,592	6,837,304
Omnicom Group Inc.	68,527	3,283,129
ONEOK Inc.	7,736	365,913
Oracle Corp.	419,671	13,030,785
Owens-Illinois Inc.[b]	55,567	1,083,001
PACCAR Inc.	70,742	3,065,958
Parker Hannifin Corp.	38,142	3,000,250
Paychex Inc.	95,016	3,081,369
Peabody Energy Corp.	44,554	1,243,057
Pentair Ltd. Registered	19,533	825,074
People’s United Financial Inc.	16,267	195,692
PepsiCo Inc.	153,902	10,656,174
Perrigo Co.	5,868	674,879
Pfizer Inc.	821,520	20,431,202
PG&E Corp.	85,296	3,626,786
Philip Morris International Inc.	200,816	17,784,265
Phillips 66	69,823	3,292,853
Pinnacle West Capital Corp.	8,476	448,974
Pioneer Natural Resources Co.	4,457	470,882
Plains Exploration & Production Co.[b]	2,608	93,001
PNC Financial Services Group Inc. (The)[f]	64,016	3,725,091
PPL Corp.	67,231	1,988,693
Praxair Inc.	39,446	4,189,560
Precision Castparts Corp.	26,406	4,570,086
Priceline.com Inc.[b]	4,457	2,557,293

76

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2012

Security	Shares	Value

Principal Financial Group Inc.	57,511	$1,583,853
Procter & Gamble Co. (The)	277,430	19,209,253
Progressive Corp. (The)	163,978	3,656,709
Prologis Inc.	27,782	952,645
Prudential Financial Inc.	44,554	2,541,806
Public Service Enterprise Group Inc.	69,175	2,216,367
Public Storage	34,882	4,835,692
QEP Resources Inc.	43,906	1,273,274
QUALCOMM Inc.	184,279	10,794,142
Quest Diagnostics Inc.	32,966	1,902,798
Rackspace Hosting Inc.[a,b]	9,454	602,125
Ralcorp Holdings Inc.[b]	2,575	185,889
Ralph Lauren Corp.	1,630	250,515
Range Resources Corp.	8,150	532,684
Raytheon Co.	50,386	2,849,832
Red Hat Inc.[b]	12,062	593,089
Regeneron Pharmaceuticals Inc.[b]	7,172	1,020,576
Regions Financial Corp.	104,610	682,057
Republic Services Inc.	9,641	273,322
Reynolds American Inc.	79,870	3,325,787
Rockwell Automation Inc.	3,260	231,656
Ross Stores Inc.	16,300	993,485
Royal Caribbean Cruises Ltd.	5,105	171,885
Safeway Inc.[a]	73,024	1,191,021
Salesforce.com Inc.[a,b]	13,529	1,974,963
SanDisk Corp.[b]	35,558	1,484,902
SBA Communications Corp. Class Ab	19,361	1,290,023
SCANA Corp.	10,106	496,002
Schlumberger Ltd.	156,494	10,881,028
Seagate Technology PLC	55,420	1,514,074
Sears Holdings Corp.[a,b]	3,414	213,955
Sempra Energy	58,807	4,101,788
Simon Property Group Inc.	39,448	6,004,380
Sirius XM Radio Inc.[a,b]	151,310	423,668
SLM Corp.	110,004	1,933,870
Southern Co. (The)	92,424	4,329,140
Southwest Airlines Co.	2,575	22,712
Southwestern Energy Co.[b]	57,050	1,979,635
Spectra Energy Corp.	144,830	4,181,242
Sprint Nextel Corp.[b]	374,390	2,074,121
St. Jude Medical Inc.	52,812	2,020,587
Staples Inc.	113,805	1,310,465
Starbucks Corp.	111,166	5,102,519
Starwood Hotels & Resorts Worldwide Inc.	40,666	2,108,532
State Street Corp.	47,146	2,101,297
Stryker Corp.	41,962	2,207,201
SunTrust Banks Inc.	71,767	1,952,062
Symantec Corp.[a,b]	153,220	2,787,072
Sysco Corp.	63,343	1,968,067
T. Rowe Price Group Inc.	54,919	3,566,440
Target Corp.	82,152	5,237,190
TE Connectivity Ltd.	67,156	2,161,080
Teradata Corp.[b]	13,985	955,315
Texas Instruments Inc.	154,550	4,341,309
Textron Inc.	50,735	1,279,029
Thermo Fisher Scientific Inc.	56,863	3,472,055
Tiffany & Co.	5,753	363,705
Time Warner Cable Inc.	31,043	3,076,672
Time Warner Inc.	124,212	5,397,011
TJX Companies Inc. (The)	127,466	5,306,410
Toll Brothers Inc.[a,b]	9,128	301,315
Tractor Supply Co.	4,564	439,239
Travelers Companies Inc. (The)	64,874	4,602,162

Security	Shares	Value

Trimble Navigation Ltd.[b]	6,520	$307,614
TRW Automotive Holdings Corp.[b]	7,697	357,987
Tyco International Ltd.	81,408	2,187,433
Tyson Foods Inc. Class A	14,825	249,208
U.S. Bancorp	181,039	6,012,305
Ulta Salon, Cosmetics & Fragrance Inc.	6,194	571,211
Ultra Petroleum Corp.[a,b]	32,600	743,606
Union Pacific Corp.	58,159	7,155,302
United Continental Holdings Inc.[a,b]	2,575	49,466
United Parcel Service Inc. Class B	59,017	4,322,995
United States Steel Corp.[a]	25,841	526,898
United Technologies Corp.	70,471	5,508,013
UnitedHealth Group Inc.	119,607	6,697,992
Valero Energy Corp.	78,895	2,295,845
Varian Medical Systems Inc.[a,b]	31,296	2,089,321
Ventas Inc.	28,430	1,798,766
VeriFone Systems Inc.[b]	10,432	309,204
VeriSign Inc.[b]	59,455	2,203,997
Verizon Communications Inc.	281,887	12,583,436
Vertex Pharmaceuticals Inc.[b]	15,648	754,860
VF Corp.	3,260	510,125
Viacom Inc. Class B NVS	75,632	3,877,653
Virgin Media Inc.	32,318	1,058,091
Visa Inc. Class A	51,682	7,171,394
Vornado Realty Trust	35,578	2,853,711
Vulcan Materials Co.	5,105	234,677
Wal-Mart Stores Inc.	185,575	13,921,836
Walgreen Co.	111,864	3,940,969
Walt Disney Co. (The)	177,799	8,724,597
Walter Energy Inc.	2,513	87,854
Waste Management Inc.	96,170	3,148,606
Waters Corp.[a,b]	3,260	266,701
Watson Pharmaceuticals Inc.[b]	7,172	616,433
Weatherford International Ltd.[b]	98,256	1,110,293
WellPoint Inc.	38,883	2,382,750
Wells Fargo & Co.	534,772	18,016,469
Western Digital Corp.	10,432	357,087
Western Union Co.	150,014	1,905,178
Weyerhaeuser Co.	26,732	740,209
Whirlpool Corp.	16,952	1,655,871
Whole Foods Market Inc.	13,366	1,266,161
Williams Companies Inc. (The)	93,033	3,255,225
Willis Group Holdings PLC	2,575	86,700
Windstream Corp.[a]	24,450	233,253
Wisconsin Energy Corp.	15,974	614,520
Wynn Resorts Ltd.	6,401	774,905
Xcel Energy Inc.	29,726	839,760
Xerox Corp.	191,036	1,230,272
XL Group PLC	23,897	591,212
Xylem Inc.	56,215	1,363,776
Yahoo! Inc.[b]	159,056	2,673,731
Yum! Brands Inc.	86,592	6,070,965
Zimmer Holdings Inc.	34,910	2,241,571

		1,411,848,821

TOTAL COMMON STOCKS
(Cost: $2,875,113,724)		2,987,878,484

77

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

October 31, 2012

Security	Shares	Value

PREFERRED STOCKS — 1.15%

BRAZIL — 0.88%
Banco Bradesco SA	199,258	$3,140,781
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	8,000	367,263
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	31,859	1,489,090
Companhia de Bebidas das Americas	66,000	2,698,323
Companhia de Bebidas das Americas SP ADR	55,483	2,263,151
Companhia Energetica de Minas Gerais	43,800	524,267
Companhia Energetica de Minas Gerais SP ADR	128,587	1,541,758
Gerdau SA	76,000	664,483
Gerdau SA SP ADR	121,607	1,068,925
Itau Unibanco Holding SA	244,833	3,581,775
Itausa - Investimentos Itau SA	130,490	572,057
Klabin SA	32,600	191,571
Lojas Americanas SA	32,600	272,985
Oi SA	62,000	248,592
Oi SA SP ADR	36,896	147,584
Petroleo Brasileiro SA	405,570	4,155,287
Telefonica Brasil SA	32,600	722,607
Vale SA Class A	166,733	2,985,368

		26,635,867
CHILE — 0.02%
Sociedad Quimica y Minera de Chile SA Series B	9,531	552,843

		552,843
GERMANY — 0.21%
Henkel AG & Co. KGaA	11,410	910,909
Porsche Automobil Holding SE	8,345	553,865
ProSiebenSat.1 Media AG	12,881	358,861
Volkswagen AG	21,305	4,406,080

		6,229,715
SOUTH KOREA — 0.04%
Samsung Electronics Co. Ltd.	1,848	1,342,028

		1,342,028
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC Class Cb	27,055,392	43,588

		43,588

TOTAL PREFERRED STOCKS
(Cost: $35,121,552)		34,804,041

SHORT-TERM INVESTMENTS — 1.45%

MONEY MARKET FUNDS — 1.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[f,g,h]	38,067,297	38,067,297
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[f,g,h]	2,717,625	2,717,625

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[f,g]	3,228,873	$3,228,873

		44,013,795

TOTAL SHORT-TERM INVESTMENTS
(Cost: $44,013,795)		44,013,795

TOTAL INVESTMENTS IN SECURITIES — 101.06%
(Cost: $2,954,249,071)		3,066,696,320
Other Assets, Less Liabilities — (1.06)%		(32,059,347)

NET ASSETS — 100.00%		$3,034,636,973

CPO — Certificates of Participation (Ordinary)
FDR — Fiduciary Depositary Receipts
NVDR — Non-Voting Depositary Receipts
NVS — Non-Voting Shares
SDR — Swedish Depositary Receipts
SP ADR — Sponsored American Depositary Receipts
SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

78

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.39%

AUSTRALIA — 6.21%
Alumina Ltd.	71,790	$71,837
AMP Ltd.	290,325	1,381,831
Asciano Group	90,978	430,189
ASX Ltd.	26,110	804,120
Australia and New Zealand Banking Group Ltd.	189,654	5,005,039
BHP Billiton Ltd.	268,888	9,549,698
Boral Ltd.	161,823	602,410
Brambles Ltd.	166,053	1,250,089
Commonwealth Bank of Australia	131,342	7,865,263
Computershare Ltd.	101,707	916,491
Crown Ltd.	68,688	692,317
CSL Ltd.	56,199	2,768,088
Echo Entertainment Group Ltd.	77,186	280,933
Fortescue Metals Group Ltd.	122,065	516,427
Goodman Group	172,747	793,546
Iluka Resources Ltd.	38,066	391,568
Insurance Australia Group Ltd.	301,343	1,434,272
Lynas Corp. Ltd.[a,b]	256,402	194,090
Macquarie Group Ltd.	36,374	1,203,204
Mirvac Group	374,261	584,075
National Australia Bank Ltd.	158,609	4,241,670
Newcrest Mining Ltd.	39,897	1,093,440
Orica Ltd.	54,340	1,415,458
Origin Energy Ltd.	138,281	1,628,915
Qantas Airways Ltd.[a]	225,746	311,336
QBE Insurance Group Ltd.	104,498	1,428,174
QR National Ltd.	162,810	631,408
Rio Tinto Ltd.	35,693	2,107,454
Santos Ltd.	91,584	1,093,082
Sonic Healthcare Ltd.	56,342	759,510
Suncorp Group Ltd.	170,742	1,664,278
Tabcorp Holdings Ltd.	64,412	189,689
Telstra Corp. Ltd.	248,107	1,065,116
Transurban Group	37,361	235,548
Wesfarmers Ltd.	99,310	3,580,596
Westfield Group	127,282	1,406,960
Westfield Retail Trust	127,282	409,154
Westpac Banking Corp.	184,471	4,879,735
Woodside Petroleum Ltd.	49,711	1,773,244
Woolworths Ltd.	123,757	3,774,179

		70,424,433
AUSTRIA — 0.19%
Erste Group Bank AGa	3,432	86,164
IMMOEAST AG Escrow[a,c]	54,189	1
IMMOFINANZ AGa	140,941	544,241
OMV AG	14,042	513,117
Raiffeisen International Bank Holding AGb	5,047	201,756
Vienna Insurance Group AG	8,825	378,856
voestalpine AG	15,170	477,672

		2,201,807
BELGIUM — 0.76%
Ageas	25,625	651,978

Security	Shares	Value

Anheuser-Busch InBev NV	52,052	$4,351,134
Delhaize Group SA	7,021	268,340
Groupe Bruxelles Lambert SA	17,820	1,315,273
KBC Groep NV	14,606	342,758
Solvay SA	6,881	827,085
UCB SA	12,078	704,280
Umicore SA	3,718	190,760

		8,651,608
BRAZIL — 1.21%
ALL - America Latina Logistica SA	28,600	130,170
Banco do Brasil SA	42,900	457,918
Banco Santander (Brasil) SA Units	57,200	393,045
BM&F Bovespa SA	100,100	640,987
BR Malls Participacoes SA	28,600	376,140
BRF - Brasil Foods SA	42,900	780,807
BRF - Brasil Foods SA SP ADR	37,635	689,473
CCR SA	57,200	503,210
Centrais Eletricas Brasileiras SA	14,300	78,539
CETIP SA - Mercados Organizados	14,307	164,906
Cielo SA	28,660	709,388
Companhia de Saneamento Basico do Estado de Sao Paulo	14,300	605,627
Companhia Hering SA	14,300	328,664
Companhia Siderurgica Nacional SA	42,900	237,306
CPFL Energia SA	28,600	332,468
EDP Energias do Brasil SA	42,900	268,369
Embraer SA	57,200	400,089
Fibria Celulose SAa	14,300	121,435
JBS SAa	28,600	92,556
Natura Cosmeticos SA	14,300	381,423
OGX Petroleo e Gas Participacoes SAa	85,800	199,058
Oi SA	2,217	10,484
PDG Realty SA Empreendimentos e Participacoes	114,400	192,719
Petroleo Brasileiro SA	185,900	1,968,746
Souza Cruz SA	28,600	373,322
TIM Participacoes SA	71,500	253,577
TIM Participacoes SA SP ADR	19,382	336,859
Tractebel Energia SA	14,300	246,534
Ultrapar Participacoes SA	28,600	600,133
Vale SA	100,100	1,846,536

		13,720,488
CANADA — 8.28%
Agnico-Eagle Mines Ltd.	10,725	605,085
Agrium Inc.	13,196	1,388,650
ARC Resources Ltd.	39,468	957,578
Athabasca Oil Corp.[a]	14,628	176,941
Bank of Montreal	47,202	2,787,256
Bank of Nova Scotia	88,482	4,802,550
Barrick Gold Corp.	73,876	2,985,344
Baytex Energy Corp.	2,509	114,091
BCE Inc.	5,005	218,628
Bombardier Inc. Class B	153,956	585,325
Brookfield Asset Management Inc. Class A	45,651	1,570,267
Brookfield Office Properties Inc.	21,204	326,281
Cameco Corp.	33,977	658,464
Canadian Imperial Bank of Commerce	28,084	2,207,383
Canadian National Railway Co.	32,708	2,822,149
Canadian Natural Resources Ltd.	90,805	2,734,598
Canadian Oil Sands Ltd.	36,233	768,524
Canadian Pacific Railway Ltd.	11,222	1,031,593

79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2012

Security	Shares	Value

Canadian Tire Corp. Ltd. Class A	10,517	$751,921
Canadian Utilities Ltd. Class A	3,355	224,897
Catamaran Corp.[a]	12,298	577,065
Cenovus Energy Inc.	38,467	1,355,870
Centerra Gold Inc.	3,637	41,228
Crescent Point Energy Corp.	10,725	445,310
Eldorado Gold Corp.	75,991	1,122,188
Empire Co. Ltd. Class A	2,932	170,698
Enbridge Inc.	71,931	2,859,968
Encana Corp.	42,185	949,637
Enerplus Corp.	31,750	509,842
Fairfax Financial Holdings Ltd.	1,001	371,066
Finning International Inc.	26,956	632,434
First Quantum Minerals Ltd.	44,946	1,009,542
Fortis Inc.	17,679	597,318
Franco-Nevada Corp.	7,722	444,314
George Weston Ltd.	4,765	309,117
Gildan Activewear Inc.	7,444	253,297
Goldcorp Inc.	56,591	2,556,362
Great-West Lifeco Inc.	39,791	915,651
H&R Real Estate Investment Trust	9,953	240,286
Husky Energy Inc.	34,118	923,354
IAMGOLD Corp.	23,166	359,253
Imperial Oil Ltd.	32,567	1,439,856
Kinross Gold Corp.	104,259	1,034,767
Magna International Inc. Class A	19,371	860,503
Manulife Financial Corp.	134,162	1,656,387
MEG Energy Corp.[a]	14,300	521,925
Metro Inc. Class A	2,086	122,969
National Bank of Canada	7,303	563,928
New Gold Inc.[a]	19,935	233,157
Nexen Inc.	49,006	1,169,378
Onex Corp.	1,804	72,557
Open Text Corp.[a]	1,716	92,161
Osisko Mining Corp.[a]	29,353	288,097
Pacific Rubiales Energy Corp.	28,930	679,906
Pan American Silver Corp.	6,435	141,061
Pembina Pipeline Corp.	11,154	311,687
Penn West Petroleum Ltd.	54,769	710,709
Potash Corp. of Saskatchewan Inc.	70,642	2,837,695
Power Corp. of Canada	38,207	926,219
Power Financial Corp.	30,481	786,193
Progress Energy Resources Corp.	2,860	57,572
Research In Motion Ltd.[a,b]	5,434	42,841
RioCan Real Estate Investment Trust	40,040	1,091,235
Ritchie Bros. Auctioneers Inc.[b]	24,418	541,129
Rogers Communications Inc. Class B	35,105	1,539,773
Royal Bank of Canada	110,702	6,306,525
Saputo Inc.	8,295	363,752
Shaw Communications Inc. Class B	41,844	910,981
Shoppers Drug Mart Corp.	14,183	590,734
Silver Wheaton Corp.	40,326	1,623,933
Sino-Forest Corp. Class Aa,b,c	4,256	–
SNC-Lavalin Group Inc.	16,162	650,523
Sun Life Financial Inc.	65,494	1,623,098
Suncor Energy Inc.	133,276	4,469,646
Talisman Energy Inc.	91,091	1,031,666
Teck Resources Ltd. Class B	35,810	1,135,745
TELUS Corp. NVS	16,410	1,054,542
Thomson Reuters Corp.	22,781	640,922
Tim Hortons Inc.	17,820	883,958
Toronto-Dominion Bank (The)	53,339	4,334,894
Tourmaline Oil Corp.[a]	14,628	482,965

Security	Shares	Value

TransAlta Corp.	12,350	$196,710
TransCanada Corp.	61,808	2,780,896
Turquoise Hill Resources Ltd.[a]	45,054	352,048
Valeant Pharmaceuticals International Inc.[a]	21,627	1,207,390
Viterra Inc.	13,585	213,935
Yamana Gold Inc.	48,926	987,331

		93,925,224
CHILE — 0.36%
Aguas Andinas SA	233,233	156,840
Banco Santander (Chile) SA	2,442,685	168,019
Banco Santander (Chile) SA SP ADR	10,771	292,863
Cencosud SA	7,865	43,006
Colbun SAa	438,438	122,260
CorpBanca SA	10,486,012	137,114
Empresa Nacional de Electricidad SA	117,350	188,345
Empresas Copec SA	535	7,697
Enersis SA	1,207,975	412,214
Enersis SA SP ADR	48,477	821,200
LATAM Airlines Group SA	14,481	357,688
LATAM Airlines Group SAa	10,980	267,719
LATAM Airlines Group SA SP ADR	37,895	939,417
Sociedad Quimica y Minera de Chile SA Series B SP ADR	3,146	181,996

		4,096,378
CHINA — 4.34%
Air China Ltd. Class H	622,000	441,416
Angang Steel Co. Ltd. Class Ha,b	286,000	171,599
Anhui Conch Cement Co. Ltd. Class H	214,500	741,750
Anta Sports Products Ltd.[b]	287,000	244,411
AviChina Industry & Technology Co. Ltd. Class H	584,000	239,627
Bank of China Ltd. Class H	3,496,000	1,438,989
Bank of Communications Co. Ltd. Class H	608,800	435,191
Beijing Capital International Airport Co. Ltd. Class H	292,000	188,009
Belle International Holdings Ltd.	535,000	996,819
Bosideng International Holdings Ltd.	574,000	182,197
Brilliance China Automotive Holdings Ltd.[a]	292,000	364,715
China Construction Bank Corp. Class H	4,004,050	3,017,226
China COSCO Holdings Co. Ltd. Class Ha	143,500	71,287
China Gas Holdings Ltd.[b]	286,000	155,731
China Life Insurance Co. Ltd. Class H	715,000	2,112,696
China Mengniu Dairy Co. Ltd.	146,000	442,707
China Merchants Bank Co. Ltd. Class H	143,500	268,112
China Merchants Holdings (International) Co. Ltd.	286,000	948,407
China Mobile Ltd.	500,500	5,550,671
China National Building Material Co. Ltd. Class H	292,000	372,250
China Overseas Land & Investment Ltd.	286,000	749,131
China Petroleum & Chemical Corp. Class H	858,000	911,135
China Resources Cement Holdings Ltd.[b]	292,000	198,559
China Resources Enterprise Ltd.	286,000	929,955
China Resources Land Ltd.	286,000	653,183
China Shanshui Cement Group Ltd.	146,000	108,699
China Shenhua Energy Co. Ltd. Class H	357,500	1,522,248
China Shipping Development Co. Ltd. Class H	572,000	300,390
China State Construction International Holdings Ltd.	292,000	347,760
China Telecom Corp. Ltd. Class H	292,000	173,692
China Unicom (Hong Kong) Ltd.	286,000	467,192
China Vanke Co. Ltd. Class B	100	130
CITIC Pacific Ltd.[b]	143,000	182,301
CNOOC Ltd.	1,381,000	2,868,898
Country Garden Holdings Co. Ltd.[a]	434,089	174,195

80

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2012

Security	Shares	Value

Dongfang Electric Corp. Ltd. Class H	29,200	$48,905
Dongfeng Motor Group Co. Ltd. Class H	574,000	711,015
Evergrande Real Estate Group Ltd.[b]	535,000	234,018
Fosun International Ltd.	761,000	374,115
Franshion Properties (China) Ltd.[b]	788,000	240,974
GCL-Poly Energy Holdings Ltd.[b]	535,000	95,264
Geely Automobile Holdings Ltd.[b]	730,000	313,662
Golden Eagle Retail Group Ltd.[b]	146,000	320,256
GOME Electrical Appliances Holdings Ltd.	963,320	100,682
Great Wall Motor Co. Ltd. Class H	163,500	449,358
Guangdong Investment Ltd.	286,000	233,965
Guangzhou Automobile Group Co. Ltd. Class H	347,449	238,057
Guangzhou R&F Properties Co. Ltd. Class H	114,800	141,166
Huaneng Power International Inc. Class H	286,000	228,798
Industrial and Commercial Bank of China Ltd. Class H	4,290,285	2,839,874
Jiangxi Copper Co. Ltd. Class H	286,000	739,905
Kingboard Chemical Holdings Co. Ltd.	143,000	425,307
Lenovo Group Ltd.	858,000	689,717
Longfor Properties Co. Ltd.[b]	73,000	128,856
Parkson Retail Group Ltd.[b]	197,000	166,750
PetroChina Co. Ltd. Class H	1,430,000	1,952,168
PICC Property and Casualty Co. Ltd. Class H	303,000	403,476
Ping An Insurance (Group) Co. of China Ltd. Class H	214,500	1,699,383
Poly Property Group Co. Ltd.[a,b]	287,226	174,558
Shimao Property Holdings Ltd.	143,500	274,037
Shougang Fushan Resources Group Ltd.	286,000	100,007
Shui On Land Ltd.	267,500	113,212
Sino-Ocean Land Holdings Ltd.	408,500	256,167
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,144,000	327,698
SOHO China Ltd.	267,500	181,899
Tencent Holdings Ltd.	95,800	3,386,972
Tingyi (Cayman Islands) Holding Corp.	286,000	850,614
Tsingtao Brewery Co. Ltd. Class H	18,000	97,315
Want Want China Holdings Ltd.[b]	817,000	1,117,438
Yanzhou Coal Mining Co. Ltd. Class H	286,000	430,289
Yuexiu Property Co. Ltd.	522,000	143,465
Zhaojin Mining Industry Co. Ltd. Class H	73,000	122,451
Zhuzhou CSR Times Electric Co. Ltd. Class H	146,000	429,520
Zijin Mining Group Co. Ltd. Class Hb	617,000	248,391
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	145,240	195,651

		49,196,633
COLOMBIA — 0.14%
Bancolombia SA SP ADR[b]	24,885	1,593,138

		1,593,138
CZECH REPUBLIC — 0.23%
CEZ AS	36,036	1,327,271
Komercni Banka AS	6,149	1,253,632

		2,580,903
DENMARK — 0.84%
Carlsberg A/S Class B	3,718	320,673
Coloplast A/S Class B	4,147	909,133
Danske Bank A/Sa	50,839	794,828
Novo Nordisk A/S Class B	33,176	5,345,298
Novozymes A/S Class B	32,032	884,739
TrygVesta A/S	9,389	613,255

Security	Shares	Value

William Demant Holding A/Sa	7,150	$614,816

		9,482,742
EGYPT — 0.12%
Orascom Construction Industries SAE SP GDR[a]	19,033	778,450
Orascom Telecom Holding SAE SP GDR[a,d]	189,099	568,242

		1,346,692
FINLAND — 0.46%
Fortum OYJ	26,815	495,838
Kone OYJ Class B	17,679	1,265,692
Metso OYJ	3,637	127,576
Neste Oil OYJ	35,105	438,742
Nokia OYJ[b]	245,102	659,979
Nokian Renkaat OYJ	18,590	770,845
Sampo OYJ Class A	43,254	1,355,254
UPM-Kymmene OYJ	11,154	119,385

		5,233,311
FRANCE — 6.21%
Accor SA	4,906	153,018
Aeroports de Paris	5,752	444,598
Alcatel-Lucent[a,b]	173,030	176,007
ALSTOM	5,893	201,212
ArcelorMittal	68,124	1,008,984
Arkema SA	3,214	292,945
AXA SA	134,585	2,138,958
BNP Paribas SA	76,273	3,835,769
Bouygues SA	17,820	428,456
Cap Gemini SA	13,055	548,608
Carrefour SA	57,155	1,380,505
Casino Guichard-Perrachon SA	6,034	526,835
CNP Assurances SA	19,230	271,609
Compagnie de Saint-Gobain	45,098	1,588,929
Compagnie Generale de Geophysique-Veritas[a]	15,337	501,016
Compagnie Generale des Etablissements Michelin Class B	21,879	1,878,525
Credit Agricole SAa	81,510	613,445
Danone SA	36,687	2,254,538
Dassault Systemes SA	3,003	316,323
Edenred SA	7,162	207,188
Electricite de France SA	10,094	213,528
Essilor International SA	22,191	1,999,917
European Aeronautic Defence and Space Co. NV	20,735	736,463
Eutelsat Communications SA	6,034	193,126
Fonciere des Regions	1,478	118,780
France Telecom SA	152,011	1,694,386
GDF Suez	108,446	2,487,983
Gecina SA	4,906	543,159
Gemalto NV	1,430	129,005
Groupe Eurotunnel SA Registered	24,841	188,820
L’Air Liquide SA	24,252	2,859,743
L’Oreal SA	25,969	3,306,847
Lafarge SA	7,722	452,079
Lagardere SCA	2,717	74,234
Legrand SA	36,247	1,395,915
LVMH Moet Hennessy Louis Vuitton SA	15,158	2,463,074
Natixis	17,732	58,086
Pernod Ricard SA	11,154	1,200,062
PPR SA	8,684	1,526,432
PSA Peugeot Citroen SAa,b	7,613	48,693

81

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2012

Security	Shares	Value

Publicis Groupe SA	19,371	$1,043,321
Renault SA	23,037	1,030,170
Safran SA	8,580	341,266
Sanofi	81,320	7,146,496
Schneider Electric SA	33,462	2,091,472
SCOR SE	34,682	925,334
SES SA Class A FDR	18,733	518,255
Societe Generale[a]	52,052	1,654,186
Sodexo	12,773	982,648
STMicroelectronics NV	33,272	195,607
Suez Environnement SA	15,029	159,555
Technip SA	10,517	1,184,267
Total SA	147,719	7,430,703
Unibail-Rodamco SE	4,004	902,000
Vallourec SA	8,294	341,068
Veolia Environnement	34,259	339,028
Vinci SA	40,998	1,813,960
Vivendi SA	91,875	1,879,230
Wendel	807	71,098

		70,507,464
GERMANY — 5.68%
Adidas AG	7,865	669,885
Allianz SE Registered	38,489	4,770,951
BASF SE	75,218	6,231,097
Bayer AG Registered	50,908	4,432,295
Bayerische Motoren Werke AG	18,525	1,475,089
Celesio AG	14,042	271,752
Commerzbank AGa	187,902	359,869
Continental AG	4,624	463,344
Daimler AG Registered	73,735	3,442,038
Deutsche Bank AG Registered	77,077	3,492,677
Deutsche Boerse AG	20,922	1,132,144
Deutsche Post AG Registered	23,738	470,470
Deutsche Telekom AG Registered	253,436	2,892,897
E.ON AG	140,760	3,197,416
Fresenius Medical Care AG & Co. KGaA	24,559	1,724,518
Fresenius SE & Co. KGaA	8,008	913,156
GEA Group AG	37,180	1,160,604
HeidelbergCement AG	4,624	245,004
Hochtief AGa	9,581	475,000
Infineon Technologies AG	28,789	195,850
K+S AG Registered	21,941	1,037,737
Kabel Deutschland Holding AG	11,363	818,517
Lanxess AG	817	67,469
Linde AG	18,447	3,101,495
MAN SE	2,791	281,406
Merck KGaA	8,295	1,059,818
METRO AG	17,589	506,548
Muenchener Rueckversicherungs-Gesellschaft AG Registered	18,876	3,032,981
RWE AG	36,992	1,689,921
Salzgitter AG	5,329	230,534
SAP AG	84,656	6,164,985
Siemens AG Registered	63,218	6,351,913
ThyssenKrupp AG	39,758	904,406
Volkswagen AG	4,906	956,122
Wacker Chemie AGb	3,778	213,347

		64,433,255
HONG KONG — 2.33%
AIA Group Ltd.	657,800	2,605,720

Security	Shares	Value

Bank of East Asia Ltd. (The)	173,400	$643,254
BOC Hong Kong (Holdings) Ltd.	500,500	1,540,238
Cathay Pacific Airways Ltd.	143,000	259,059
Cheung Kong (Holdings) Ltd.	143,000	2,112,696
Cheung Kong Infrastructure Holdings Ltd.	143,000	837,698
CLP Holdings Ltd.	143,500	1,223,908
Galaxy Entertainment Group Ltd.[a]	143,000	491,732
Hang Seng Bank Ltd.	85,800	1,317,437
Henderson Land Development Co. Ltd.	143,000	990,845
Hong Kong and China Gas Co. Ltd. (The)	466,582	1,240,197
Hong Kong Exchanges and Clearing Ltd.	71,500	1,179,973
Hutchison Whampoa Ltd.	143,000	1,406,926
Li & Fung Ltd.	574,000	962,833
Link REIT (The)	73,000	363,114
MTR Corp. Ltd.	197,000	770,202
New World Development Co. Ltd.	286,000	442,098
Orient Overseas International Ltd.[b]	73,000	461,545
Power Assets Holdings Ltd.	214,500	1,823,930
Sands China Ltd.	114,800	431,793
Shangri-La Asia Ltd.	296,666	574,189
SJM Holdings Ltd.	287,000	625,101
Sun Hung Kai Properties Ltd.	143,000	1,990,916
Swire Pacific Ltd. Class A	73,000	866,104
Wharf (Holdings) Ltd. (The)	143,000	978,852
Wynn Macau Ltd.[b]	114,800	325,141

		26,465,501
HUNGARY — 0.12%
MOL Hungarian Oil and Gas PLC	8,295	720,562
OTP Bank PLC	16,410	311,520
Richter Gedeon Nyrt	1,804	336,522

		1,368,604
INDIA — 1.46%
Axis Bank Ltd. SP GDR[d]	64,538	1,435,325
Dr. Reddy’s Laboratories Ltd. SP ADR	26,533	863,384
HDFC Bank Ltd. SP ADR[b]	77,382	2,893,313
ICICI Bank Ltd. SP ADR	60,809	2,386,753
Infosys Ltd. SP ADR[b]	44,499	1,932,147
Larsen & Toubro Ltd. SP GDR[b,d]	47,850	1,463,732
Mahindra & Mahindra Ltd. SP GDR[b]	46,074	767,132
Ranbaxy Laboratories Ltd. SP GDR[a,b,d]	53,568	523,895
Reliance Industries Ltd. SP GDR[e]	53,116	1,574,889
State Bank of India SP GDR	5,778	476,107
Sterlite Industries (India) Ltd. SP ADR	72,221	540,935
Tata Motors Ltd. SP ADR	39,253	947,960
Wipro Ltd. SP ADR[b]	100,244	773,884

		16,579,456
INDONESIA — 0.79%
PT Astra International Tbk	730,000	611,817
PT Bank Central Asia Tbk	1,930,500	1,648,110
PT Bank Mandiri (Persero) Tbk	1,501,742	1,289,888
PT Bank Rakyat Indonesia (Persero) Tbk	1,644,500	1,266,976
PT Bumi Resources Tbk	980,500	67,374
PT Charoen Pokphand Indonesia Tbk	267,500	87,031
PT Gudang Garam Tbk	73,000	373,550
PT Indosat Tbk	429,422	290,603
PT Kalbe Farma Tbk	2,377,000	240,051
PT Perusahaan Gas Negara (Persero) Tbk	1,573,000	761,525

82

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2012

Security	Shares	Value

PT Semen Gresik (Persero) Tbk	572,000	$887,330
PT Telekomunikasi Indonesia (Persero) Tbk	902,000	915,617
PT United Tractors Tbk	214,545	471,307

		8,911,179
IRELAND — 0.24%
CRH PLC	48,505	902,566
Elan Corp. PLC[a]	51,766	571,508
Irish Bank Resolution Corp. Ltd.[a,c]	64,486	1
Kerry Group PLC Class A	22,896	1,197,723

		2,671,798
ISRAEL — 0.36%
Delek Group Ltd. (The)	3,432	652,179
Israel Chemicals Ltd.	22,473	281,039
Israel Corp. Ltd. (The)	143	97,143
Mellanox Technologies Ltd.[a]	1,716	130,127
NICE Systems Ltd.[a]	8,580	283,700
Teva Pharmaceutical Industries Ltd.	65,923	2,676,783

		4,120,971
ITALY — 1.44%
Assicurazioni Generali SpA	107,039	1,739,312
Banca Monte dei Paschi di Siena SpA[a,b]	240,240	66,308
Banco Popolare Scrl[a]	70,499	112,364
Enel Green Power SpA	37,752	64,182
Enel SpA	380,624	1,430,317
Eni SpA	198,341	4,551,652
Exor SpA	23,023	593,084
Fiat Industrial SpA	86,699	938,639
Fiat SpA[a]	88,374	430,576
Intesa Sanpaolo SpA	746,317	1,198,209
Intesa Sanpaolo SpA RNC	98,626	130,100
Luxottica Group SpA	16,693	634,864
Mediobanca SpA	58,773	334,791
Saipem SpA	20,358	914,327
Snam SpA	36,465	161,316
Telecom Italia SpA	873,220	803,944
Telecom Italia SpA RNC	327,482	261,400
Tenaris SA	29,395	549,639
Terna SpA	15,301	57,498
UniCredit SpA[a]	297,154	1,311,488
Unione di Banche Italiane ScpA	24,739	97,196

		16,381,206
JAPAN — 13.25%
Advantest Corp.	14,300	180,338
AEON Co. Ltd.	57,200	623,310
AEON Credit Service Co. Ltd.	14,300	303,068
AEON Mall Co. Ltd.	14,600	378,289
Aisin Seiki Co. Ltd.	28,700	833,747
Ajinomoto Co. Inc.	12,000	183,010
All Nippon Airways Co. Ltd.[b]	143,000	302,352
Amada Co. Ltd.	143,000	724,572
Asahi Glass Co. Ltd.	143,000	969,673
Asahi Group Holdings Ltd.	57,200	1,301,724
Asahi Kasei Corp.	143,000	785,400
Astellas Pharma Inc.	42,900	2,128,093
Bridgestone Corp.	71,500	1,662,936

Security	Shares	Value

Canon Inc.	71,500	$2,306,105
Casio Computer Co. Ltd.[b]	73,100	557,876
Chubu Electric Power Co. Inc.	42,900	441,720
Chugai Pharmaceutical Co. Ltd.	28,600	578,942
Chugoku Electric Power Co. Inc. (The)	14,300	153,502
Citizen Holdings Co. Ltd.	71,500	362,286
Coca-Cola West Co. Ltd.	28,600	437,605
Cosmo Oil Co. Ltd.	287,000	509,871
Credit Saison Co. Ltd.	28,600	627,246
Dai-ichi Life Insurance Co. Ltd. (The)	287	330,339
Daido Steel Co. Ltd.	14,000	60,603
Daiichi Sankyo Co. Ltd.	67,600	1,031,803
Daikin Industries Ltd.	28,700	792,814
Dainippon Sumitomo Pharma Co. Ltd.	71,500	820,286
Daito Trust Construction Co. Ltd.	2,600	262,179
Daiwa Securities Group Inc.	143,000	568,923
Dena Co. Ltd.	14,600	455,006
Denso Corp.	42,900	1,341,262
Dentsu Inc.	14,300	336,881
East Japan Railway Co.	28,600	1,960,816
Eisai Co. Ltd.	28,700	1,276,473
Electric Power Development Co. Ltd.	14,300	365,506
FANUC Corp.	14,300	2,273,902
Fast Retailing Co. Ltd.	1,300	289,178
FUJIFILM Holdings Corp.	39,400	663,486
Fujitsu Ltd.	143,000	549,243
Gree Inc.	14,600	254,262
Gunma Bank Ltd. (The)	287,000	1,382,397
Hachijuni Bank Ltd. (The)	287,000	1,479,344
Hino Motors Ltd.	13,000	100,188
Hitachi Construction Machinery Co. Ltd.	28,600	469,093
Hitachi High-Technologies Corp.	14,300	312,550
Hitachi Ltd.	286,000	1,513,549
Hokkaido Electric Power Co. Inc.	14,300	117,542
Hokuriku Electric Power Co.	14,300	141,873
Honda Motor Co. Ltd.	114,400	3,420,693
Hoya Corp.	57,200	1,156,452
IBIDEN Co. Ltd.	14,300	179,801
Idemitsu Kosan Co. Ltd.	1,200	103,140
IHI Corp.	394,000	828,125
INPEX Corp.	143	814,025
Isuzu Motors Ltd.	143,000	754,986
ITOCHU Corp.	171,600	1,715,356
Japan Petroleum Exploration Co. Ltd.	14,600	548,893
Japan Prime Realty Investment Corp.	394	1,184,514
Japan Retail Fund Investment Corp.	535	973,883
Japan Tobacco Inc.	57,200	1,578,671
JFE Holdings Inc.	28,700	403,947
JSR Corp.	28,600	489,488
JTEKT Corp.	42,900	322,032
JX Holdings Inc.	143,000	760,353
Kansai Electric Power Co. Inc. (The)	57,200	439,394
Kao Corp.	42,900	1,203,325
Kawasaki Heavy Industries Ltd.	287,000	588,865
Kawasaki Kisen Kaisha Ltd.[a]	143,000	180,696
KDDI Corp.	14,300	1,109,221
Keikyu Corp.	143,000	1,345,377
Keio Corp.	143,000	1,084,174
Kintetsu Corp.[b]	143,000	559,977
Kirin Holdings Co. Ltd.	6,000	75,216
Kobe Steel Ltd.	429,000	375,704
Komatsu Ltd.	71,500	1,495,659
Konica Minolta Holdings Inc.	73,000	484,049

83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2012

Security	Shares	Value

Kubota Corp.	143,000	$1,459,877
Kuraray Co. Ltd.	71,500	829,232
Kurita Water Industries Ltd.	28,700	650,624
Kyocera Corp.	14,600	1,280,445
Kyushu Electric Power Co. Inc.	28,600	216,477
Mabuchi Motor Co. Ltd.	14,600	617,390
Marubeni Corp.	143,000	924,947
Mazda Motor Corp.[a]	143,000	169,961
Meiji Holdings Co. Ltd.	14,695	671,966
Mitsubishi Chemical Holdings Corp.	143,500	567,321
Mitsubishi Corp.	124,000	2,210,684
Mitsubishi Electric Corp.	143,000	1,066,283
Mitsubishi Estate Co. Ltd.	143,000	2,824,934
Mitsubishi Gas Chemical Co. Inc.	143,000	704,892
Mitsubishi Heavy Industries Ltd.	287,000	1,206,456
Mitsubishi Motors Corp.[a]	286,000	246,891
Mitsubishi UFJ Financial Group Inc.	981,200	4,431,543
Mitsui & Co. Ltd.	71,500	1,006,349
Mitsui Chemicals Inc.	143,000	295,196
Mitsui Fudosan Co. Ltd.	51,000	1,029,188
Mitsui O.S.K. Lines Ltd.	143,000	341,712
Mizuho Financial Group Inc.	1,164,900	1,821,750
Murata Manufacturing Co. Ltd.	28,700	1,393,169
Nabtesco Corp.	14,600	271,433
Namco Bandai Holdings Inc.	14,600	229,055
NEC Corp.[a]	170,000	325,410
Nidec Corp.	14,300	1,016,189
Nikon Corp.	14,300	363,180
Nintendo Co. Ltd.	14,300	1,839,159
Nippon Building Fund Inc.	9	96,497
Nippon Steel & Sumitomo Metal Corp.	485,860	1,069,828
Nippon Telegraph and Telephone Corp.	42,900	1,950,976
Nishi-Nippon City Bank Ltd. (The)	287,000	653,497
Nissan Motor Co. Ltd.	143,000	1,195,096
Nisshin Seifun Group Inc.	12,500	155,918
Nisshin Steel Holdings Co. Ltd.[a]	27,200	180,018
Nitto Denko Corp.	14,600	661,229
Nomura Holdings Inc.	279,100	1,005,640
Nomura Real Estate Holdings Inc.	14,600	261,752
NSK Ltd.	143,000	783,611
NTN Corp.	143,000	255,836
NTT DOCOMO Inc.	858	1,259,144
NTT Urban Development Corp.	146	120,008
Olympus Corp.[a]	14,300	249,396
Omron Corp.	28,600	568,923
Ono Pharmaceutical Co. Ltd.	14,600	880,420
ORIX Corp.	7,150	733,517
Osaka Gas Co. Ltd.	143,000	588,603
Panasonic Corp.	143,000	919,580
Rakuten Inc.	67,600	607,241
Resona Holdings Inc.	124,000	535,218
Ricoh Co. Ltd.[b]	143,000	1,193,307
Sanrio Co. Ltd.	2,700	88,806
Santen Pharmaceutical Co. Ltd.	28,700	1,254,929
Secom Co. Ltd.	14,600	742,512
Seiko Epson Corp.[b]	28,700	159,065
Seven & I Holdings Co. Ltd.	71,500	2,202,340
Sharp Corp.[b]	143,000	307,719
Shikoku Electric Power Co. Inc.	14,300	152,607
Shin-Etsu Chemical Co. Ltd.	42,900	2,415,238
Shiseido Co. Ltd.	14,300	180,696
Showa Shell Sekiyu K.K.	71,500	397,173
SMC Corp.	3,200	503,641

Security	Shares	Value

SoftBank Corp.	71,500	$2,260,484
Sony Corp.	85,800	1,024,061
Stanley Electric Co. Ltd.	28,600	393,594
Sumitomo Chemical Co. Ltd.	143,000	400,751
Sumitomo Corp.	124,000	1,687,877
Sumitomo Heavy Industries Ltd.	143,000	511,673
Sumitomo Mitsui Financial Group Inc.	100,100	3,060,733
Sumitomo Rubber Industries Inc.	14,300	167,993
Suzuki Motor Corp.	14,300	323,463
Taiyo Nippon Sanso Corp.	143,000	783,611
Takeda Pharmaceutical Co. Ltd.	57,200	2,654,973
TDK Corp.	14,600	547,432
Terumo Corp.	14,600	628,350
THK Co. Ltd.	42,900	712,227
Toho Gas Co. Ltd.	143,000	865,908
Tohoku Electric Power Co. Inc.[a]	28,600	210,394
Tokio Marine Holdings Inc.	42,900	1,134,089
Tokyo Electric Power Co. Inc.[a]	85,800	139,547
Tokyo Electron Ltd.	14,600	654,835
Tokyo Gas Co. Ltd.	143,000	756,775
Tokyu Corp.	68,000	345,402
Tokyu Land Corp.	143,000	801,501
TonenGeneral Sekiyu K.K.	14,000	126,811
Toray Industries Inc.	143,000	833,704
Toshiba Corp.	287,000	1,062,830
Toyo Seikan Kaisha Ltd.	57,200	606,851
Toyo Suisan Kaisha Ltd.	4,000	99,537
Toyota Industries Corp.	28,700	818,666
Toyota Motor Corp.	214,500	8,225,228
Toyota Tsusho Corp.	28,600	623,310
Ube Industries Ltd.	287,000	653,497
Ushio Inc.	28,600	301,279
USS Co. Ltd.	2,860	300,205
West Japan Railway Co.	14,300	623,489
Yahoo! Japan Corp.	1,381	474,616
Yamada Denki Co. Ltd.	2,860	123,803
Yamaha Motor Co. Ltd.	28,600	273,011
Yamato Holdings Co. Ltd.	14,300	217,371
Yamazaki Baking Co. Ltd.	7,000	84,074
Yokogawa Electric Corp.	71,500	812,236

		150,345,064
MALAYSIA — 0.73%
Alliance Financial Group Bhd	157,300	210,181
Axiata Group Bhd	100,100	214,594
Berjaya Sports Toto Bhd	143,000	208,444
British American Tobacco (Malaysia) Bhd	14,300	296,892
Bumi Armada Bhd[a]	85,800	110,419
CIMB Group Holdings Bhd	328,900	823,870
DiGi.Com Bhd	300,300	523,504
Genting Bhd	114,400	332,383
Genting Malaysia Bhd	143,000	168,539
Hong Leong Bank Bhd	28,600	137,836
Hong Leong Financial Group Bhd	14,300	60,561
IOI Corp. Bhd	143,000	237,551
Kuala Lumpur Kepong Bhd	28,600	201,120
Lafarge Malayan Cement Bhd	71,500	228,866
Malayan Banking Bhd	257,400	763,073
Malaysia Airports Holdings Bhd	85,800	163,657
Maxis Communications Bhd	214,500	490,125
Petronas Chemicals Group Bhd	157,300	335,670
Petronas Dagangan Bhd	28,600	207,317

84

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2012

Security	Shares	Value

Petronas Gas Bhd	85,800	$552,095
PPB Group Bhd	14,300	63,190
Public Bank Bhd Foreign	157,300	820,067
RHB Capital Bhd	28,600	70,420
Sime Darby Bhd	143,000	459,140
SP Setia Bhd	157,300	186,426
Tenaga Nasional Bhd	128,700	293,652
YTL Corp. Bhd	228,853	131,481

		8,291,073
MEXICO — 1.25%
Alfa SAB de CV Series A	286,000	527,695
America Movil SAB de CV Series L	3,146,800	3,998,173
Cemex SAB de CV CPO[a]	1,008,208	914,326
Compartamos SAB de CV	105,100	141,083
Fomento Economico Mexicano SAB de CV BD Units	257,400	2,318,976
Grupo Financiero Banorte SAB de CV Series O	194,500	1,081,067
Grupo Financiero Inbursa SAB de CV Series O	28,700	76,460
Grupo Mexico SAB de CV Series B	366,729	1,175,658
Grupo Modelo SAB de CV Series C	114,400	1,008,630
Grupo Televisa SAB CPO	42,900	195,083
Industrias Penoles SAB de CV	2,675	133,323
Kimberly-Clark de Mexico SAB de CV Series A	414,700	996,132
Wal-Mart de Mexico SAB de CV Series V	557,700	1,647,688

		14,214,294
NETHERLANDS — 1.63%
AEGON NV	176,322	984,284
Akzo Nobel NV	27,170	1,477,633
ASML Holding NV	35,200	1,936,236
D.E Master Blenders 1753 NVa	43,901	536,387
Heineken NV	16,833	1,037,497
ING Groep NV CVA[a]	306,449	2,706,611
Koninklijke Ahold NV	119,415	1,519,991
Koninklijke DSM NV	24,882	1,277,271
Koninklijke KPN NV	125,449	791,814
Koninklijke Philips Electronics NV	89,698	2,242,090
Reed Elsevier NV	12,584	169,015
SBM Offshore NVa	3,575	46,695
TNT Express NV	18,217	191,819
Unilever NV CVA	97,812	3,590,680

		18,508,023
NEW ZEALAND — 0.10%
Auckland International Airport Ltd.	271,144	598,506
Fletcher Building Ltd.	47,907	277,266
Telecom Corp. of New Zealand Ltd.	155,542	307,530

		1,183,302
NORWAY — 0.56%
Aker Solutions ASA	18,807	368,936
DNB ASA	55,915	697,303
Gjensidige Forsikring ASA	13,196	192,531
Norsk Hydro ASA	41,613	187,098
Orkla ASA	17,017	134,423
Seadrill Ltd.[b]	23,452	948,045
Statoil ASA	80,566	1,988,273
Subsea 7 SA	21,204	464,610
Telenor ASA	37,287	732,110

Security	Shares	Value

Yara International ASA	14,747	$693,782

		6,407,111
PERU — 0.16%
Compania de Minas Buenaventura SA SP ADR	21,204	758,255
Credicorp Ltd.	7,021	908,096
Southern Copper Corp.	3,099	118,072

		1,784,423
PHILIPPINES — 0.26%
Bank of the Philippine Islands	779,358	1,532,419
Jollibee Foods Corp.	196,530	504,266
Metropolitan Bank & Trust Co.	373,233	860,714

		2,897,399
POLAND — 0.24%
Bank Millennium SAa	75,568	100,056
Bank Pekao SA	4,433	212,717
BRE Bank SAa	1,804	170,080
Cyfrowy Polsat SAa	71,419	324,149
Kernel Holding SAa	13,337	278,867
KGHM Polska Miedz SA	7,865	395,866
Polski Koncern Naftowy Orlen SAa	8,437	115,671
Powszechna Kasa Oszczednosci Bank Polski SA	33,695	376,422
Synthos SA	106,895	177,336
Tauron Polska Energia SA	186,129	256,931
Telekomunikacja Polska SA	28,028	105,804
TVN SA	101,425	222,232

		2,736,131
PORTUGAL — 0.14%
Banco Espirito Santo SA Registered[a]	311,092	302,335
Energias de Portugal SA	134,277	364,696
Galp Energia SGPS SA Class B	15,029	240,511
Jeronimo Martins SGPS SA	28,930	506,081
Portugal Telecom SGPS SA Registered	41,139	206,888

		1,620,511
RUSSIA — 1.37%
Gazprom OAO SP ADR	390,565	3,567,811
LUKOIL OAO SP ADR	34,114	2,053,663
Magnit OJSC SP GDR[d]	22,050	782,775
Mechel OAO SP ADR	32,890	208,851
MMC Norilsk Nickel OJSC SP ADR	46,827	718,326
Mobile TeleSystems OJSC SP ADR	26,598	455,890
NovaTek OAO SP GDR[d]	15,311	1,745,454
Novolipetsk Steel OJSC SP GDR[d]	20,922	395,217
Rosneft Oil Co. OJSC SP GDR[d]	64,064	474,074
RusHydro OJSC SP ADR	76,454	181,502
Sberbank of Russia SP ADR	135,306	1,591,199
Sistema JSFC SP GDR[d]	24,841	455,832
Surgutneftegas OJSC SP ADR	143,299	1,246,701
Tatneft OAO SP ADR	5,752	222,832
TMK OAO SP GDR[d]	39,476	585,429
Uralkali OJSC SP GDR[d]	20,781	814,200

		15,499,756

85

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2012

Security	Shares	Value

SINGAPORE — 1.29%
Ascendas REIT	143,000	$276,612
CapitaLand Ltd.	163,500	438,216
COSCO Corp. (Singapore) Ltd.[b]	287,000	207,008
DBS Group Holdings Ltd.	143,500	1,634,892
Genting Singapore PLC	429,000	467,661
Hutchison Port Holdings Trust	287,000	223,860
Keppel Corp. Ltd.	143,200	1,251,188
Neptune Orient Lines Ltd.[a,b]	573,250	545,035
Noble Group Ltd.	572,199	614,385
Oversea-Chinese Banking Corp. Ltd.	286,000	2,133,191
SembCorp Marine Ltd.[b]	287,000	1,107,963
Singapore Airlines Ltd.	143,000	1,242,408
Singapore Exchange Ltd.	146,000	805,360
Singapore Telecommunications Ltd.	572,000	1,509,643
United Overseas Bank Ltd.	143,000	2,141,396

		14,598,818
SOUTH AFRICA — 1.77%
African Bank Investments Ltd.	306,531	1,033,140
Anglo American Platinum Ltd.	10,156	470,488
AngloGold Ashanti Ltd.	33,413	1,107,992
ArcelorMittal South Africa Ltd.[a]	37,788	145,085
Aspen Pharmacare Holdings Ltd.[a]	59,411	1,079,058
FirstRand Ltd.	458,542	1,517,017
Foschini Group Ltd. (The)	13,478	195,046
Gold Fields Ltd.	87,383	1,075,312
Growthpoint Properties Ltd.	529,909	1,438,196
Harmony Gold Mining Co. Ltd.	67,419	550,407
Impala Platinum Holdings Ltd.	51,967	931,908
Imperial Holdings Ltd.	10,658	241,334
Kumba Iron Ore Ltd.[b]	16,162	1,006,967
MMI Holdings Ltd.	74,728	180,137
MTN Group Ltd.	90,090	1,619,077
Naspers Ltd. Class N	24,167	1,563,804
Northam Platinum Ltd.	96,490	361,593
PPC Ltd.	23,319	77,710
Redefine Properties Ltd.	1,161,915	1,202,092
RMB Holdings Ltd.	51,544	225,392
RMI Holdings Ltd.	51,544	133,967
Sappi Ltd.[a]	30,763	86,745
Sasol Ltd.	61,667	2,622,861
Shoprite Holdings Ltd.	13,013	266,716
Standard Bank Group Ltd.	36,179	445,458
Truworths International Ltd.	21,593	234,318
Woolworths Holdings Ltd.	40,998	308,220

		20,120,040
SOUTH KOREA — 3.40%
AmorePacific Corp.	287	326,316
BS Financial Group Inc.	12,870	145,740
Celltrion Inc.	6,799	167,388
Cheil Industries Inc.	2,288	195,946
CJ CheilJedang Corp.	730	229,255
Daelim Industrial Co. Ltd.	1,573	109,473
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	5,720	122,729
DGB Financial Group Inc.	8,280	104,772
Dongbu Insurance Co. Ltd.	2,860	129,678
Doosan Heavy Industries & Construction Co. Ltd.	2,431	104,097
E-Mart Co. Ltd.	1,460	316,606

Security	Shares	Value

GS Engineering & Construction Corp.	1,716	$96,610
GS Holdings Corp.	3,146	197,887
Hana Financial Group Inc.	10,260	298,693
Hankook Tire Co. Ltd.[a]	3,387	142,859
Honam Petrochemical Corp.	715	146,199
Hyundai Department Store Co. Ltd.	1,144	142,135
Hyundai Engineering & Construction Co. Ltd.	5,005	301,512
Hyundai Glovis Co. Ltd.	1,144	238,115
Hyundai Heavy Industries Co. Ltd.	3,003	630,558
Hyundai Marine & Fire Insurance Co. Ltd.	4,290	138,660
Hyundai Mobis Co. Ltd.	4,576	1,166,448
Hyundai Motor Co.	10,868	2,237,178
Hyundai Steel Co.	3,861	277,910
Hyundai Wia Corp.	1,001	161,999
Industrial Bank of Korea	8,580	94,407
Kangwon Land Inc.	7,150	166,523
KB Financial Group Inc.	28,600	972,914
Kia Motors Corp.	16,588	921,725
Korea Aerospace Industries Ltd.	2,860	71,854
Korea Electric Power Corp.[a]	60,060	1,558,498
Korea Exchange Bank[a]	14,300	99,127
Korea Gas Corp.	1,430	100,438
Korea Zinc Co. Ltd.	715	293,710
KT Corp.	20,320	688,450
KT&G Corp.	8,151	621,078
LG Chem Ltd.	2,860	802,457
LG Corp.	7,150	436,631
LG Display Co. Ltd.[a]	35,750	1,062,076
LG Electronics Inc.	7,436	517,506
LG Household & Health Care Ltd.	1,001	588,338
LG Uplus Corp.	16,060	102,639
Lotte Confectionery Co. Ltd.	53	76,346
Lotte Shopping Co. Ltd.	572	177,013
NCsoft Corp.	1,144	219,233
NHN Corp.	3,003	695,266
OCI Co. Ltd.	715	100,963
ORION Corp.	438	411,253
POSCO	4,719	1,486,316
S-Oil Corp.	2,860	261,979
S1 Corp.	3,861	232,949
Samsung C&T Corp.	8,008	435,425
Samsung Electro-Mechanics Co. Ltd.	4,433	379,646
Samsung Electronics Co. Ltd.	9,152	10,993,141
Samsung Engineering Co. Ltd.	2,002	261,585
Samsung Fire & Marine Insurance Co. Ltd.	2,002	437,811
Samsung Heavy Industries Co. Ltd.	11,440	349,829
Samsung Life Insurance Co. Ltd.	2,717	234,181
Samsung SDI Co. Ltd.	2,574	323,343
Samsung Securities Co. Ltd.	4,290	192,157
Samsung Techwin Co. Ltd.	2,431	127,279
Shinhan Financial Group Co. Ltd.	23,940	822,073
Shinsegae Co. Ltd.	429	76,706
SK C&C Co. Ltd.	1,573	138,031
SK Holdings Co. Ltd.	1,430	199,303
SK Hynix Inc.[a]	37,180	847,169
SK Innovation Co. Ltd.	4,004	589,255
SK Telecom Co. Ltd.	5,291	744,699
Woongjin Coway Co. Ltd.	5,720	208,219
Woori Finance Holdings Co. Ltd.	22,880	216,087
Yuhan Corp.	858	148,297

		38,612,688

86

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2012

Security	Shares	Value

SPAIN — 2.04%
Abertis Infraestructuras SA	29,507	$444,293
Acciona SA	5,752	352,846
Acerinox SAb	10,376	108,099
Actividades de Construcciones y Servicios SA	27,038	577,040
Amadeus IT Holding SA Class A	15,873	392,853
Banco Bilbao Vizcaya Argentaria SA	340,545	2,840,508
Banco de Sabadell SA	137,431	334,440
Banco Popular Espanol SAb	73,323	114,299
Banco Santander SA	687,192	5,154,893
Bankia SAa	44,330	66,634
CaixaBank	19,059	72,114
Distribuidora Internacional de Alimentacion SA	57,155	345,867
Ferrovial SA	54,239	766,084
Gas Natural SDG SA	4,483	69,535
Grifols SAa	4,719	163,634
Iberdrola SA	329,836	1,705,332
Industria de Diseno Textil SA	24,882	3,173,912
Red Electrica Corporacion SA	2,288	107,251
Repsol SA	77,133	1,541,213
Telefonica SA	308,646	4,063,426
Zardoya Otis SA	65,774	813,094

		23,207,367

SWEDEN — 2.27%
Alfa Laval AB	78,670	1,365,823
Assa Abloy AB Class B	43,536	1,450,675
Atlas Copco AB Class A	29,458	724,086
Electrolux AB Class B	45,933	1,174,734
Getinge AB Class B	38,223	1,175,135
Hennes & Mauritz AB Class B	95,381	3,227,090
Hexagon AB Class B	8,295	190,767
Husqvarna AB Class B	106,613	618,270
Investor AB Class B	86,944	1,916,977
Lundin Petroleum ABa	5,611	134,284
Millicom International Cellular SA SDR	6,205	535,833
Modern Times Group MTG AB Class B	2,890	87,980
Nordea Bank AB	285,045	2,588,233
Sandvik AB	119,977	1,663,484
Scania AB Class B	66,638	1,268,406
Securitas AB Class B	57,156	415,530
Skandinaviska Enskilda Banken AB Class A	37,925	314,355
Skanska AB Class B	62,795	981,379
SSAB AB Class A	22,050	157,714
Svenska Handelsbanken AB Class A	26,251	898,850
Swedbank AB Class A	25,687	476,158
Tele2 AB Class B	35,246	588,018
Telefonaktiebolaget LM Ericsson Class B	170,313	1,496,405
TeliaSonera AB	201,722	1,327,606
Volvo AB Class B	69,641	936,712

		25,714,504

SWITZERLAND — 5.79%
ABB Ltd. Registered[a]	217,789	3,924,505
Actelion Ltd. Registered[a]	4,004	193,148
Adecco SA Registered[a]	3,432	165,998
Aryzta AGa	1,144	57,126
Barry Callebaut AG Registered[a]	143	136,520
Compagnie Financiere Richemont SA Class A Bearer	36,976	2,398,357
Credit Suisse Group AG Registered	79,600	1,845,537

Security	Shares	Value

GAM Holding AGa	4,342	$60,616
Geberit AG Registered[a]	958	197,526
Givaudan SA Registered[a]	143	143,123
Holcim Ltd. Registered[a]	10,153	692,894
Julius Baer Group Ltd.[a]	5,536	192,024
Kuehne & Nagel International AG Registered	11,927	1,392,252
Lindt & Spruengli AG Participation Certificates	143	451,943
Nestle SA Registered	264,318	16,775,337
Novartis AG Registered	172,792	10,400,549
Roche Holding AG Genusschein	53,941	10,374,606
SGS SA Registered	286	605,662
Sonova Holding AG Registered[a]	1,430	143,814
Sulzer AG Registered	817	118,268
Swatch Group AG (The) Bearer	2,368	980,055
Swiss Life Holding AG Registered[a]	2,509	315,781
Swiss Prime Site AG Registered	5,720	477,588
Swiss Re AGa	31,045	2,145,346
Swisscom AG Registered	1,716	712,973
Syngenta AG Registered	8,295	3,240,680
Transocean Ltd.	23,595	1,074,089
UBS AG Registered[a]	285,816	4,284,785
Zurich Insurance Group AGa	8,867	2,185,327

		65,686,429

TAIWAN — 2.45%
Acer Inc.[a]	143,000	110,631
Advanced Semiconductor Engineering Inc.	812,218	611,683
Advanced Semiconductor Engineering Inc. SP ADR	214,388	814,674
Asia Cement Corp.	147,260	183,492
AU Optronics Corp.[a]	2,145,000	815,045
Cathay Financial Holding Co. Ltd.	299,200	300,608
Chang Hwa Commercial Bank Ltd.	305,040	154,021
Chimei Innolux Corp.[a]	304,640	113,670
China Development Financial Holding Corp.[a]	715,000	159,827
China Steel Corp.	1,144,825	983,658
Chinatrust Financial Holding Co. Ltd.	645,364	355,682
Chunghwa Telecom Co. Ltd.	481,000	1,508,245
Chunghwa Telecom Co. Ltd. SP ADR	58,114	1,806,183
Compal Electronics Inc.	286,000	180,142
Delta Electronics Inc.	118,000	403,129
E.Sun Financial Holding Co. Ltd.	429,600	215,443
Far EasTone Telecommunications Co. Ltd.	286,000	659,868
First Financial Holding Co. Ltd.	603,680	343,041
Formosa Chemicals & Fibre Corp.	143,000	338,745
Formosa Petrochemical Corp.	143,000	416,089
Formosa Plastics Corp.	143,000	389,655
Highwealth Construction Corp.	143,000	208,289
Hon Hai Precision Industry Co. Ltd.	937,200	2,845,687
HTC Corp.	43,000	310,586
Hua Nan Financial Holdings Co. Ltd.	598,400	314,435
Inotera Memories Inc.[a]	429,000	58,301
Macronix International Co. Ltd.	443,698	115,434
MediaTek Inc.	60,000	666,496
Mega Financial Holding Co. Ltd.	579,920	421,850
Nan Ya Plastics Corp.	286,000	504,202
Quanta Computer Inc.	286,000	653,994
Shin Kong Financial Holding Co. Ltd.[a]	572,000	148,226
Siliconware Precision Industries Co. Ltd.	715,000	697,561
SinoPac Financial Holdings Co. Ltd.	572,513	221,460
Synnex Technology International Corp.	143,000	302,521
Taishin Financial Holdings Co. Ltd.	464,461	166,149
Taiwan Business Bank Ltd.[a]	592,320	164,846

87

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2012

Security	Shares	Value

Taiwan Cement Corp.	286,000	$366,648
Taiwan Cooperative Financial Holding Co. Ltd.	672,955	350,156
Taiwan Mobile Co. Ltd.	286,000	998,614
Taiwan Semiconductor Manufacturing Co. Ltd.	1,716,000	5,210,413
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	22,699	360,914
U-Ming Marine Transport Corp.	286,000	433,712
Uni-President Enterprises Co.	304,480	537,824
United Microelectronics Corp.	1,430,000	531,125
Wan Hai Lines Ltd.[a]	286,000	140,002
Yuanta Financial Holding Co. Ltd.	429,000	193,849

		27,786,825

THAILAND — 0.68%
Bangkok Bank PCL NVDR	186,740	1,078,401
Banpu PCL NVDR	14,350	183,530
BEC World PCL NVDR	401,800	773,449
Charoen Pokphand Foods PCL NVDR	695,800	800,227
CP All PCL NVDR	806,000	1,045,302
Glow Energy PCL NVDR	166,300	387,943
Indorama Ventures PCL NVDR	265,288	231,532
Kasikornbank PCL NVDR	266,040	1,553,708
PTT Exploration & Production PCL NVDR	42,900	232,346
PTT Global Chemical PCL NVDR	243,701	485,017
PTT PCL NVDR	28,700	297,768
Siam Cement PCL NVDR	14,600	178,153
Siam Commercial Bank PCL NVDR	42,900	225,347
Thai Oil PCL NVDR	95,800	208,634

		7,681,357

TURKEY — 0.49%
Akbank TAS	65,745	316,543
Anadolu Efes Biracilik ve Malt Sanayii AS	36,515	547,369
Arcelik AS	82,960	547,827
Asya Katilim Bankasi ASa	38,420	43,034
BIM Birlesik Magazalar ASb	14,042	651,433
Coca-Cola Icecek AS	27,520	533,684
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	266,914	397,136
Enka Insaat ve Sanayi AS	25,542	67,751
Haci Omer Sabanci Holding AS	21,063	111,037
KOC Holding AS	27,707	130,005
Turk Hava Yollari AOa	84,963	196,487
Turk Telekomunikasyon AS	60,398	235,601
Turkiye Garanti Bankasi AS	128,563	613,262
Turkiye Halk Bankasi AS	15,311	134,809
Turkiye Is Bankasi AS Class C	55,661	189,207
Turkiye Petrol Rafinerileri AS	21,909	534,753
Turkiye Sise ve Cam Fabrikalari AS	30,199	44,091
Turkiye Vakiflar Bankasi TAO Class D	35,752	84,076
Yapi ve Kredi Bankasi ASa	57,588	147,620

		5,525,725

UNITED KINGDOM — 15.75%
3i Group PLC	186,975	648,841
Aggreko PLC	7,722	267,471
AMEC PLC	52,390	894,671
Anglo American PLC	106,190	3,255,604
ARM Holdings PLC	71,786	769,078
AstraZeneca PLC	94,545	4,382,915
Aviva PLC	269,417	1,438,423
BAE Systems PLC	42,972	216,136

Security	Shares	Value

Barclays PLC	861,903	$3,158,995
BG Group PLC	273,416	5,054,588
BHP Billiton PLC	174,625	5,585,801
BP PLC	1,376,389	9,829,877
British American Tobacco PLC	150,883	7,461,345
British Land Co. PLC	60,976	519,174
British Sky Broadcasting Group PLC	37,643	429,971
BT Group PLC	721,960	2,471,617
Bunzl PLC	95,524	1,577,413
Burberry Group PLC	22,050	414,206
Capita PLC	100,720	1,173,176
Carnival PLC	16,833	668,208
Centrica PLC	389,881	2,035,730
Compass Group PLC	205,952	2,256,234
Diageo PLC	224,367	6,401,573
Experian PLC	123,052	2,121,200
Fresnillo PLC	3,073	95,005
G4S PLC	165,912	696,297
GlaxoSmithKline PLC	394,901	8,820,989
Glencore International PLC	201,344	1,112,770
HSBC Holdings PLC	1,326,085	13,006,342
ICAP PLC	108,305	567,250
Imperial Tobacco Group PLC	95,238	3,590,338
InterContinental Hotels Group PLC	43,139	1,063,336
Invensys PLC	144,430	530,054
ITV PLC	107,882	150,427
J Sainsbury PLC	153,392	876,296
Johnson Matthey PLC	30,841	1,117,447
Kingfisher PLC	271,426	1,265,929
Land Securities Group PLC	57,723	747,677
Legal & General Group PLC	711,711	1,536,447
Lloyds Banking Group PLC[a]	2,672,839	1,747,191
London Stock Exchange Group PLC	55,770	876,470
Man Group PLC	130,559	165,010
Marks & Spencer Group PLC	180,518	1,145,263
Melrose PLC	89,375	347,010
National Grid PLC	348,168	3,962,873
Next PLC	23,881	1,371,965
Old Mutual PLC	449,659	1,246,008
Pearson PLC	18,447	370,002
Petrofac Ltd.	10,235	264,485
Prudential PLC	230,963	3,157,210
Randgold Resources Ltd.	4,147	494,396
Reckitt Benckiser Group PLC	52,672	3,182,147
Reed Elsevier PLC	47,625	464,961
Rexam PLC	210,496	1,514,848
Rio Tinto PLC	108,537	5,428,485
Rolls-Royce Holdings PLC[a]	74,360	1,023,672
Royal Bank of Scotland Group PLC[a]	138,685	616,663
Royal Dutch Shell PLC Class A	253,330	8,672,708
Royal Dutch Shell PLC Class B	175,175	6,181,937
SABMiller PLC	67,983	2,907,316
Sage Group PLC (The)	164,784	824,832
Serco Group PLC	86,678	791,076
Shire PLC	45,369	1,273,989
Smith & Nephew PLC	101,143	1,067,300
SSE PLC	79,516	1,854,950
Standard Chartered PLC	163,124	3,846,093
Standard Life PLC	195,547	919,905
Tesco PLC	623,496	3,212,841
Tullow Oil PLC	73,216	1,656,084
Unilever PLC	65,923	2,454,404
United Utilities Group PLC	38,771	422,868

88

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

October 31, 2012

Security	Shares	Value

Vodafone Group PLC	3,840,456	$10,409,911
Weir Group PLC (The)	3,861	108,357
Wm Morrison Supermarkets PLC	179,108	773,031
Wolseley PLC	35,893	1,566,491
WPP PLC	111,266	1,433,145
Xstrata PLC	172,656	2,723,440

		178,688,188

TOTAL COMMON STOCKS
(Cost: $1,141,431,107)		1,105,001,819

PREFERRED STOCKS — 2.21%

BRAZIL — 1.69%
Banco Bradesco SA	157,300	2,479,423
Banco Bradesco SA SP ADR	46,488	728,002
Bradespar SA	14,300	211,314
Centrais Eletricas Brasileiras SA Class B	14,300	113,758
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	14,300	656,484
Companhia de Bebidas das Americas	57,200	2,338,546
Companhia de Bebidas das Americas SP ADR	20,334	829,424
Companhia de Transmissao de Energia Eletrica Paulista	14,300	229,276
Companhia Energetica de Minas Gerais	34,500	412,950
Companhia Paranaense de Energia Class B	25,200	372,386
Gerdau SA	42,900	375,083
Itau Unibanco Holding SA	171,600	2,510,415
Itausa - Investimentos Itau SA	108,360	475,041
Klabin SA	28,600	168,065
Metalurgica Gerdau SA	14,300	160,317
Oi SA	43,829	175,735
Petroleo Brasileiro SA	328,900	3,369,761
Telefonica Brasil SA	28,600	633,943
Telefonica Brasil SA SP ADR	14,062	309,645
Vale SA Class A	143,000	2,560,427

		19,109,995

CHILE — 0.03%
Sociedad Quimica y Minera de Chile SA Series B	5,929	343,910

		343,910

GERMANY — 0.46%
Henkel AG & Co. KGaA	23,883	1,906,681
Porsche Automobil Holding SE	14,964	993,174
ProSiebenSat.1 Media AG	13,901	387,278
RWE AG NVS	287	11,884
Volkswagen AG	9,389	1,941,736

		5,240,753

SOUTH KOREA — 0.03%
Hyundai Motor Co. Ltd.	1,144	70,071
Hyundai Motor Co. Ltd. Series 2	1,573	103,126
Samsung Electronics Co. Ltd.	286	207,695

		380,892

Security	Shares	Value

UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC Class Ca	5,651,360	$9,105

		9,105

TOTAL PREFERRED STOCKS
(Cost: $26,863,044)		25,084,655

SHORT-TERM INVESTMENTS — 1.49%

MONEY MARKET FUNDS — 1.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[f,g,h]	15,698,512	15,698,512
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[f,g,h]	1,120,717	1,120,717
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[f,g]	41,049	41,049

		16,860,278

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,860,278)		16,860,278

TOTAL INVESTMENTS IN SECURITIES — 101.09% (Cost: $1,185,154,429)		1,146,946,752
Other Assets, Less Liabilities — (1.09)%		(12,360,977)

NET ASSETS — 100.00%		$1,134,585,775

CPO — Certificates of Participation (Ordinary)
FDR — Fiduciary Depositary Receipts
NVDR — Non-Voting Depositary Receipts
NVS — Non-Voting Shares
SDR — Swedish Depositary Receipts
SP ADR — Sponsored American Depositary Receipts
SP GDR — Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

89

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 96.06%

AUSTRALIA — 1.72%
Crown Ltd.	1,439	$14,504
Echo Entertainment Group Ltd.	2,510	9,136
Fairfax Media Ltd.	7,909	3,240
Harvey Norman Holdings Ltd.	2,278	4,500
Tabcorp Holdings Ltd.	2,591	7,630
Tatts Group Ltd.	4,575	13,283

		52,293

BRAZIL — 0.45%
Cyrela Brazil Realty SA Empreendimentos e Participacoes SP ADR	1,655	13,765

		13,765

CANADA — 3.34%
Canadian Tire Corp. Ltd. Class A	170	12,154
Gildan Activewear Inc.	287	9,766
Magna International Inc. Class A	506	22,478
Shaw Communications Inc. Class B	801	17,438
Thomson Reuters Corp.	735	20,678
Tim Hortons Inc.	385	19,098

		101,612

CHINA — 3.60%
Anta Sports Products Ltd.[a]	4,000	3,406
Belle International Holdings Ltd.	11,000	20,495
Bosideng International Holdings Ltd.	8,000	2,539
Brilliance China Automotive Holdings Ltd.[b]	10,000	12,490
BYD Co. Ltd. Class Hb	2,500	4,936
China ZhengTong Auto Services Holdings Ltd.[b]	3,500	2,371
Dah Chong Hong Holdings Ltd.	3,000	2,830
Daphne International Holdings Ltd.	2,000	2,413
Dongfeng Motor Group Co. Ltd. Class H	10,000	12,387
Geely Automobile Holdings Ltd.	15,000	6,445
Golden Eagle Retail Group Ltd.	3,000	6,581
GOME Electrical Appliances Holdings Ltd.	27,000	2,822
Great Wall Motor Co. Ltd. Class H	3,500	9,619
Guangzhou Automobile Group Co. Ltd. Class H	7,272	4,983
Haier Electronics Group Co. Ltd.[b]	2,000	2,557
Hengdeli Holdings Ltd.	8,000	2,519
Intime Department Store Group Co. Ltd.	3,500	4,146
Parkson Retail Group Ltd.	4,500	3,809
Zhongsheng Group Holdings Ltd.	1,500	1,939

		109,287

FINLAND — 0.38%
Nokian Renkaat OYJ	281	11,652

		11,652

FRANCE — 9.02%
Accor SA	363	11,322
Christian Dior SA	140	20,091
Compagnie Generale des Etablissements Michelin Class B	412	35,374

Security	Shares	Value

Eutelsat Communications SA	230	$7,362
JCDecaux SA	120	2,539
Lagardere SCA	217	5,929
LVMH Moet Hennessy Louis Vuitton SA	536	87,096
PPR SA	165	29,003
PSA Peugeot Citroen SAb	873	5,584
Publicis Groupe SA	333	17,935
Renault SA	441	19,721
SES SA Class A FDR	543	15,022
Sodexo	224	17,233

		274,211

GERMANY — 8.07%
Adidas AG	501	42,672
Axel Springer AG	55	2,358
Bayerische Motoren Werke AG	794	63,224
Continental AG	176	17,636
Daimler AG Registered	2,022	94,389
Hugo Boss AG	45	4,503
Kabel Deutschland Holding AG	173	12,462
Volkswagen AG	41	7,991

		245,235

HONG KONG — 3.72%
Galaxy Entertainment Group Ltd.[b]	3,000	10,316
Li & Fung Ltd.	14,000	23,484
Lifestyle International Holdings Ltd.	2,500	5,342
MGM China Holdings Ltd.	2,800	5,058
Sands China Ltd.	6,400	24,072
Shangri-La Asia Ltd.	6,666	12,902
SJM Holdings Ltd.	5,000	10,890
Wynn Macau Ltd.	4,400	12,462
Yue Yuen Industrial (Holdings) Ltd.	2,500	8,629

		113,155

INDIA — 1.39%
Mahindra & Mahindra Ltd. SP GDR[a]	1,201	19,997
Tata Motors Ltd. SP ADR	917	22,145

		42,142

INDONESIA — 1.52%
PT Astra International Tbk	55,000	46,096

		46,096

ITALY — 1.16%
Autogrill SpA	397	4,056
Fiat SpA[b]	2,420	11,791
Luxottica Group SpA	264	10,041
Mediaset SpA	614	1,074
Pirelli & C. SpA	703	8,139

		35,101

JAPAN — 28.72%
Aisin Seiki Co. Ltd.	500	14,525
ASICS Corp.	300	4,350
Benesse Holdings Inc.	200	9,621
Bridgestone Corp.	1,600	37,213

90

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

Casio Computer Co. Ltd.[a]	600	$4,579
Daihatsu Motor Co. Ltd.	1,000	17,490
Denso Corp.	1,100	34,391
Dentsu Inc.	300	7,067
Fast Retailing Co. Ltd.	100	22,244
Fuji Heavy Industries Ltd.	1,000	9,596
Hakuhodo DY Holdings Inc.	30	1,794
Honda Motor Co. Ltd.	3,600	107,644
Isetan Mitsukoshi Holdings Ltd.	800	7,817
Isuzu Motors Ltd.	3,000	15,839
J. Front Retailing Co. Ltd.	2,000	10,384
Marui Group Co. Ltd.	600	4,309
Mazda Motor Corp.[b]	9,000	10,697
McDonald's Holdings Co. (Japan) Ltd.	200	5,550
Mitsubishi Motors Corp.[b]	11,000	9,496
Namco Bandai Holdings Inc.	400	6,275
NHK Spring Co. Ltd.	100	832
Nikon Corp.	800	20,318
Nissan Motor Co. Ltd.	5,500	45,965
Nitori Holdings Co. Ltd.	100	8,157
NOK Corp.	300	4,797
Oriental Land Co. Ltd.	100	13,624
Panasonic Corp.	4,900	31,510
Rakuten Inc.	1,700	15,271
Rinnai Corp.	100	6,818
Sankyo Co. Ltd.	100	4,523
Sanrio Co. Ltd.	100	3,289
Sega Sammy Holdings Inc.	500	9,415
Sekisui Chemical Co. Ltd.	1,000	8,195
Sekisui House Ltd.	1,000	10,196
Shimano Inc.	200	12,586
Sony Corp.	2,300	27,452
Stanley Electric Co. Ltd.	400	5,505
Sumitomo Rubber Industries Inc.	600	7,049
Suzuki Motor Corp.	900	20,358
Toho Co. Ltd.	200	3,481
Toyoda Gosei Co. Ltd.	100	1,964
Toyota Boshoku Corp.	300	2,834
Toyota Industries Corp.	500	14,262
Toyota Motor Corp.	6,000	230,076
USS Co. Ltd.	50	5,248
Yamada Denki Co. Ltd.	180	7,792
Yamaha Corp.	300	2,691
Yamaha Motor Co. Ltd.	800	7,637

		872,726

MEXICO — 1.46%
El Puerto de Liverpool SA de CV Series C1	1,200	10,759
Grupo Televisa SAB CPO	7,400	33,650

		44,409

NETHERLANDS — 1.09%
Reed Elsevier NV	1,442	19,367
Wolters Kluwer NV	704	13,620

		32,987

NEW ZEALAND — 0.48%
SKYCITY Entertainment Group Ltd.	4,538	14,475

		14,475

Security	Shares	Value

PHILIPPINES — 0.37%
Jollibee Foods Corp.	4,440	$11,392

		11,392

POLAND — 0.16%
Cyfrowy Polsat SAb	461	2,092
TVN SA	1,326	2,906

		4,998

SINGAPORE — 1.37%
Genting Singapore PLC	20,000	21,802
Singapore Press Holdings Ltd.	6,000	19,868

		41,670

SOUTH AFRICA — 3.97%
Foschini Group Ltd. (The)	567	8,205
Imperial Holdings Ltd.	461	10,439
Mr. Price Group Ltd.	553	8,515
Naspers Ltd. Class N	867	56,102
Steinhoff International Holdings Ltd.[b]	3,093	10,361
Truworths International Ltd.	1,056	11,459
Woolworths Holdings Ltd.	2,077	15,615

		120,696

SOUTH KOREA — 3.34%
Hyundai Motor Co. NVS SP GDR[c]	3,291	101,363

		101,363

SPAIN — 2.09%
Industria de Diseno Textil SA	497	63,397

		63,397

SWEDEN — 3.68%
Electrolux AB Class B	749	19,156
Hennes & Mauritz AB Class B	2,279	77,107
Husqvarna AB Class B	1,731	10,038
Modern Times Group MTG AB Class B	182	5,540

		111,841

SWITZERLAND — 3.45%
Compagnie Financiere Richemont SA Class A Bearer	1,115	72,322
Swatch Group AG (The) Bearer	67	27,729
Swatch Group AG (The) Registered	66	4,795

		104,846

THAILAND — 0.54%
BEC World PCL NVDR	8,600	16,555

		16,555

TURKEY — 0.42%
Arcelik AS	1,289	8,512
Ford Otomotiv Sanayi AS	413	4,235

		12,747

91

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

UNITED KINGDOM — 10.55%
British Sky Broadcasting Group PLC	2,373	$27,105
Burberry Group PLC	954	17,921
Carnival PLC	432	17,149
Compass Group PLC	4,049	44,357
GKN PLC	3,729	12,472
InterContinental Hotels Group PLC	665	16,392
ITV PLC	8,127	11,332
Kingfisher PLC	4,731	22,065
Marks & Spencer Group PLC	3,261	20,689
Next PLC	390	22,405
Pearson PLC	1,672	33,536
Reed Elsevier PLC	2,415	23,578
TUI Travel PLC	974	3,939
Whitbread PLC	383	14,500
WPP PLC	2,568	33,077

		320,517

TOTAL COMMON STOCKS
(Cost: $3,111,759)		2,919,168

PREFERRED STOCKS — 3.41%

GERMANY — 3.41%
Bayerische Motoren Werke AG	74	4,094
Porsche Automobil Holding SE	355	23,562
ProSiebenSat.1 Media AG	151	4,207
Volkswagen AG	347	71,763

		103,626

TOTAL PREFERRED STOCKS
(Cost: $86,193)		103,626

SHORT-TERM INVESTMENTS — 0.96%

MONEY MARKET FUNDS — 0.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	26,970	26,970
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[d,e,f]	1,926	1,926

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	463	$463

		29,359

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,359)		29,359

TOTAL INVESTMENTS IN SECURITIES — 100.43%
(Cost: $3,227,311)		3,052,153
Other Assets, Less Liabilities — (0.43)%		(13,179)

NET ASSETS — 100.00%		$3,038,974

CPO — Certificates of Participation (Ordinary)
FDR — Fiduciary Depositary Receipts
NVDR — Non-Voting Depositary Receipts
NVS — Non-Voting Shares
SP ADR — Sponsored American Depositary Receipts
SP GDR — Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

92

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 95.99%

AUSTRALIA — 5.68%
Coca-Cola Amatil Ltd.	1,475	$20,572
Metcash Ltd.	2,172	8,243
Wesfarmers Ltd.	2,196	79,176
Woolworths Ltd.	2,866	87,404

		195,395

BELGIUM — 4.66%
Anheuser-Busch InBev NV	1,760	147,122
Colruyt SA	143	6,530
Delhaize Group SA	178	6,803

		160,455

BRAZIL — 0.95%
BRF - Brasil Foods SA SP ADR	1,788	32,756

		32,756

CANADA — 2.57%
Alimentation Couche-Tard Inc. Class B	286	14,038
Empire Co. Ltd. Class A	22	1,281
George Weston Ltd.	37	2,400
Loblaw Companies Ltd.	116	4,018
Metro Inc. Class A	230	13,558
Saputo Inc.	316	13,857
Shoppers Drug Mart Corp.	556	23,158
Viterra Inc.	1,024	16,126

		88,436

CHILE — 0.62%
Compania Cervecerias Unidas SA SP ADR	189	13,406
Vina Concha y Toro SA SP ADR	200	8,080

		21,486

CHINA — 3.19%
China Agri-Industries Holdings Ltd.	9,000	5,632
China Mengniu Dairy Co. Ltd.	4,000	12,129
China Resources Enterprise Ltd.	4,000	13,006
China Yurun Food Group Ltd.[a]	6,000	4,398
Hengan International Group Co. Ltd.	2,000	18,219
Sun Art Retail Group Ltd.	6,500	8,840
Tingyi (Cayman Islands) Holding Corp.	6,000	17,845
Uni-President China Holdings Ltd.	3,000	3,774
Want Want China Holdings Ltd.	15,000	20,516
Wumart Stores Inc. Class H	3,000	5,327

		109,686

DENMARK — 0.58%
Carlsberg A/S Class B	231	19,923

		19,923

Security	Shares	Value

FINLAND — 0.08%
Kesko OYJ Class B	83	$2,597

		2,597

FRANCE — 7.18%
Carrefour SA	1,313	31,714
Casino Guichard-Perrachon SA	148	12,922
Danone SA	1,348	82,839
L’Oreal SA	540	68,763
Pernod Ricard SA	453	48,738
Remy Cointreau SA	20	2,074

		247,050

GERMANY — 1.59%
Beiersdorf AG	232	16,868
Henkel AG & Co. KGaA	300	19,406
METRO AG	344	9,907
Suedzucker AG	216	8,367

		54,548

GREECE — 0.32%
Coca-Cola Hellenic Bottling Co. SA SP ADR[a]	516	10,903

		10,903

INDONESIA — 1.34%
PT Astra Agro Lestari Tbk	2,500	5,453
PT Charoen Pokphand Indonesia Tbk	22,000	7,158
PT Gudang Garam Tbk	1,500	7,675
PT Indofood Sukses Makmur Tbk	16,000	9,495
PT Unilever Indonesia Tbk	6,000	16,273

		46,054

IRELAND — 0.54%
Kerry Group PLC Class A	356	18,623

		18,623

JAPAN — 9.18%
AEON Co. Ltd.	1,300	14,166
Ajinomoto Co. Inc.	2,000	30,502
Asahi Group Holdings Ltd.	900	20,482
Coca-Cola West Co. Ltd.	100	1,530
FamilyMart Co. Ltd.	200	9,684
Japan Tobacco Inc.	2,000	55,198
Kao Corp.	1,200	33,659
Kirin Holdings Co. Ltd.	2,000	25,072
Lawson Inc.	100	7,344
Meiji Holdings Co. Ltd.	200	9,146
Nippon Meat Packers Inc.	1,000	12,386
Nisshin Seifun Group Inc.	500	6,237
Nissin Foods Holdings Co. Ltd.	100	3,778
Seven & I Holdings Co. Ltd.	1,700	52,363
Shiseido Co. Ltd.	700	8,845
Unicharm Corp.	300	16,214
Yakult Honsha Co. Ltd.	200	9,308

		315,914

93

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

MEXICO — 3.86%
Arca Continental SAB de CV	670	$4,863
Coca-Cola FEMSA SAB de CV Series L	700	8,976
Fomento Economico Mexicano SAB de CV BD Units	5,200	46,848
Grupo Bimbo SAB de CV Series A	3,900	9,088
Grupo Modelo SAB de CV Series C	1,800	15,870
Kimberly-Clark de Mexico SAB de CV Series A	3,800	9,128
Wal-Mart de Mexico SAB de CV Series V	12,900	38,112

		132,885

NETHERLANDS — 6.45%
D.E Master Blenders 1753 NVa	1,286	15,713
Heineken Holding NV	240	12,175
Heineken NV	540	33,283
Koninklijke Ahold NV	2,041	25,979
Unilever NV CVA	3,676	134,946

		222,096

PHILIPPINES — 0.29%
Universal Robina Corp.	5,800	10,123

		10,123

POLAND — 0.11%
Eurocash SA	124	1,513
Kernel Holding SAa	111	2,321

		3,834

PORTUGAL — 0.30%
Jeronimo Martins SGPS SA	595	10,409

		10,409

RUSSIA — 0.71%
Magnit OJSC SP GDR[b]	688	24,424

		24,424

SINGAPORE — 1.20%
Golden Agri-Resources Ltd.	26,000	13,319
Olam International Ltd.[c]	8,000	12,918
Wilmar International Ltd.	6,000	15,196

		41,433

SOUTH AFRICA — 1.53%
Massmart Holdings Ltd.	388	7,779
Pick n Pay Stores Ltd.	621	3,027
Shoprite Holdings Ltd.	969	19,861
SPAR Group Ltd. (The)	602	8,425
Tiger Brands Ltd.	428	13,560

		52,652

SPAIN — 0.19%
Distribuidora Internacional de Alimentacion SA	1,106	6,693

		6,693

Security	Shares	Value

SWEDEN — 1.25%
Svenska Cellulosa AB Class B	1,055	$20,542
Swedish Match AB	658	22,412

		42,954

SWITZERLAND — 14.16%
Aryzta AGa	192	9,587
Barry Callebaut AG Registered[a]	4	3,819
Lindt & Spruengli AG Participation Certificates	3	9,481
Nestle SA Registered	7,320	464,575

		487,462

THAILAND — 1.10%
Charoen Pokphand Foods PCL NVDR	12,700	14,606
CP All PCL NVDR	18,000	23,344

		37,950

TURKEY — 0.98%
Anadolu Efes Biracilik ve Malt Sanayii AS	753	11,288
BIM Birlesik Magazalar AS	313	14,521
Coca-Cola Icecek AS	416	8,067

		33,876

UNITED KINGDOM — 25.38%
Associated British Foods PLC	750	16,735
British American Tobacco PLC	4,355	215,360
Diageo PLC	5,507	157,124
Imperial Tobacco Group PLC	2,303	86,820
J Sainsbury PLC	2,268	12,957
Reckitt Benckiser Group PLC	1,338	80,834
SABMiller PLC	2,080	88,952
Tate & Lyle PLC	565	6,608
Tesco PLC	16,297	83,977
Unilever PLC	2,812	104,695
Wm Morrison Supermarkets PLC	4,513	19,478

		873,540

TOTAL COMMON STOCKS
(Cost: $2,604,611)		3,304,157

PREFERRED STOCKS — 3.60%

BRAZIL — 2.69%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	340	15,892
Companhia de Bebidas das Americas SP ADR	1,880	76,685

		92,577

GERMANY — 0.91%
Henkel AG & Co. KGaA	394	31,455

		31,455

TOTAL PREFERRED STOCKS
(Cost: $72,773)		124,032

94

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.38%

MONEY MARKET FUNDS — 0.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	11,107	$11,107
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[d,e,f]	793	793
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	965	965

		12,865

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,865)		12,865

TOTAL INVESTMENTS IN SECURITIES — 99.97%
(Cost: $2,690,249)		3,441,054
Other Assets, Less Liabilities — 0.03%		1,088

NET ASSETS — 100.00%		$3,442,142

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

95

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 96.94%

AUSTRALIA — 3.53%
Caltex Australia Ltd.	618	$10,920
Origin Energy Ltd.	3,864	45,517
Santos Ltd.	3,214	38,360
Whitehaven Coal Ltd.	1,492	4,719
Woodside Petroleum Ltd.	2,076	74,053
WorleyParsons Ltd.	742	18,981

		192,550

AUSTRIA — 0.33%
OMV AG	498	18,198

		18,198

BRAZIL — 2.75%
OGX Petroleo e Gas Participacoes SA SP ADR[a,b]	4,498	10,525
Petroleo Brasileiro SA SP ADR	4,994	105,923
Ultrapar Participacoes SA SP ADR	1,600	33,328

		149,776

CANADA — 20.23%
ARC Resources Ltd.	854	20,720
Athabasca Oil Corp.[a]	1,032	12,483
Baytex Energy Corp.	358	16,279
Bonavista Energy Corp.	446	7,992
Cameco Corp.	1,276	24,728
Canadian Natural Resources Ltd.	3,666	110,402
Canadian Oil Sands Ltd.	1,488	31,561
Cenovus Energy Inc.	2,600	91,644
Crescent Point Energy Corp.	1,018	42,268
Enbridge Inc.	2,608	103,694
Encana Corp.	2,302	51,821
Enerplus Corp.	664	10,663
Husky Energy Inc.	968	26,198
Imperial Oil Ltd.	1,044	46,157
MEG Energy Corp.[a]	400	14,599
Nexen Inc.	1,762	42,045
Pacific Rubiales Energy Corp.	972	22,844
Pembina Pipeline Corp.	888	24,814
Pengrowth Energy Corp.	1,550	9,289
Penn West Petroleum Ltd.	1,532	19,880
Precision Drilling Corp.[a]	676	4,836
Progress Energy Resources Corp.	580	11,675
Suncor Energy Inc.	5,280	177,074
Talisman Energy Inc.	3,556	40,274
Tourmaline Oil Corp.[a]	400	13,207
TransCanada Corp.	2,496	112,301
Vermilion Energy Inc.	292	13,950

		1,103,398

CHINA — 7.76%
China Coal Energy Co. Class H	18,000	17,884
China Oilfield Services Ltd. Class H	8,000	15,174
China Petroleum & Chemical Corp. Class H	60,000	63,716

Security	Shares	Value

China Shenhua Energy Co. Ltd. Class H	13,000	$55,354
CNOOC Ltd.	64,000	132,954
Kunlun Energy Co. Ltd.	12,000	22,297
PetroChina Co. Ltd. Class H	76,000	103,751
Yanzhou Coal Mining Co. Ltd. Class H	8,000	12,036

		423,166

COLOMBIA — 0.87%
Ecopetrol SA SP ADR	800	47,368

		47,368

FINLAND — 0.09%
Neste Oil OYJ	400	4,999

		4,999

FRANCE — 7.48%
Compagnie Generale de Geophysique-Veritas[a]	586	19,143
Technip SA	350	39,412
Total SA	6,946	349,404

		407,959

HUNGARY — 0.30%
MOL Hungarian Oil and Gas PLC	190	16,505

		16,505

INDIA — 1.15%
Reliance Industries Ltd. SP GDR[c]	2,112	62,621

		62,621

INDONESIA — 0.57%
PT Adaro Energy Tbk	77,000	10,983
PT Bukit Asam (Persero) Tbk	4,000	6,663
PT Bumi Resources Tbk	71,000	4,879
PT Indo Tambangraya Megah Tbk	2,000	8,464

		30,989

ITALY — 4.86%
Eni SpA	8,358	191,804
Saipem SpA	1,008	45,272
Tenaris SA	1,492	27,898

		264,974

JAPAN — 2.25%
Cosmo Oil Co. Ltd.	2,000	3,553
Idemitsu Kosan Co. Ltd.	200	17,190
INPEX Corp.	8	45,540
JX Holdings Inc.	6,800	36,156
Showa Shell Sekiyu K.K.	400	2,222
TonenGeneral Sekiyu K.K.	2,000	18,116

		122,777

NETHERLANDS — 0.49%
Fugro NV CVA	262	17,709
SBM Offshore NVa	684	8,934

		26,643

96

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

NORWAY — 3.18%
Aker Solutions ASA	596	$11,692
Seadrill Ltd.	1,028	41,557
Statoil ASA	4,156	102,565
Subsea 7 SA	812	17,792

		173,606

POLAND — 0.48%
Grupa Lotos SAa	240	2,528
Polski Koncern Naftowy Orlen SAa	1,148	15,739
Polskie Gornictwo Naftowe i Gazownictwo SAa	6,400	7,913

		26,180

PORTUGAL — 0.24%
Galp Energia SGPS SA Class B	806	12,899

		12,899

RUSSIA — 6.94%
Gazprom OAO SP ADR	15,034	137,336
LUKOIL OAO SP ADR	1,400	84,630
NovaTek OAO SP GDR[d]	418	47,652
Rosneft Oil Co. OJSC SP GDR[d]	4,740	35,076
Surgutneftegas OJSC SP ADR	3,500	30,450
Tatneft OAO SP ADR	726	28,125
TMK OAO SP GDR[d]	1,026	15,215

		378,484

SOUTH AFRICA — 1.79%
Exxaro Resources Ltd.	350	6,980
Sasol Ltd.	2,132	90,680

		97,660

SPAIN — 1.07%
Repsol SA	2,937	58,685

		58,685

SWEDEN — 0.33%
Lundin Petroleum ABa	752	17,997

		17,997

SWITZERLAND — 0.87%
Transocean Ltd.	1,038	47,252

		47,252

THAILAND — 1.44%
Banpu PCL NVDR	600	7,674
IRPC PCL NVDR	61,600	8,642
PTT Exploration & Production PCL NVDR	4,200	22,747
PTT PCL NVDR	3,200	33,201

Security	Shares	Value

Thai Oil PCL NVDR	3,000	$6,533

		78,797

TURKEY — 0.26%
Turkiye Petrol Rafinerileri AS	576	14,059

		14,059

UNITED KINGDOM — 27.68%
AMEC PLC	1,196	20,424
BG Group PLC	11,492	212,450
BP PLC	62,434	445,890
Petrofac Ltd.	934	24,136
Royal Dutch Shell PLC Class A	11,646	398,699
Royal Dutch Shell PLC Class B	9,494	335,044
Tullow Oil PLC	3,228	73,015

		1,509,658

TOTAL COMMON STOCKS
(Cost: $4,924,239)		5,287,200

PREFERRED STOCKS — 2.88%

BRAZIL — 2.51%
Petroleo Brasileiro SA SP ADR	6,676	137,058

		137,058

RUSSIA — 0.37%
Surgutneftegas OJSC SP ADR	3,438	20,044

		20,044

TOTAL PREFERRED STOCKS
(Cost: $219,036)		157,102

SHORT-TERM INVESTMENTS — 0.07%

MONEY MARKET FUNDS — 0.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[e],f,g	2,100	2,100
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%e,[f,g]	150	150

97

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[e,f]	1,785	$1,785

		4,035

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,035)		4,035

TOTAL INVESTMENTS IN SECURITIES — 99.89%
(Cost: $5,147,310)		5,448,337
Other Assets, Less Liabilities — 0.11%		5,778

NET ASSETS — 100.00%		$5,454,115

NVDR   —   Non-Voting Depositary Receipts

SP ADR   —   Sponsored American Depositary Receipts

SP GDR   —   Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

98

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.46%

AUSTRALIA — 11.90%
AMP Ltd.	776	$3,693
ASX Ltd.	68	2,094
Australia and New Zealand Banking Group Ltd.	731	19,291
Bendigo and Adelaide Bank Ltd.	124	1,039
CFS Retail Property Trust Group	680	1,379
Commonwealth Bank of Australia	449	26,888
Dexus Property Group	2,024	2,067
Goodman Group	471	2,164
GPT Group	638	2,355
Insurance Australia Group Ltd.	676	3,218
Lend Lease Group	212	1,906
Macquarie Group Ltd.	86	2,845
Mirvac Group	1,053	1,643
National Australia Bank Ltd.	635	16,982
QBE Insurance Group Ltd.	325	4,442
Stockland Corp. Ltd.	740	2,655
Suncorp Group Ltd.	340	3,314
Westfield Group	654	7,229
Westfield Retail Trust	707	2,273
Westpac Banking Corp.	856	22,643

		130,120

AUSTRIA — 0.36%
Erste Group Bank AGa	68	1,707
IMMOEAST AG Escrow[a,b]	372	—
IMMOFINANZ AGa	279	1,077
Raiffeisen International Bank Holding AG	7	280
Vienna Insurance Group AG	20	859

		3,923

BELGIUM — 0.33%
Ageas	48	1,221
Groupe Bruxelles Lambert SA	23	1,698
KBC Groep NV	29	680

		3,599

BRAZIL — 0.33%
Banco Santander (Brasil) SA Units SP ADR	540	3,672

		3,672

CANADA — 11.09%
Bank of Montreal	185	10,924
Bank of Nova Scotia	308	16,717
Brookfield Asset Management Inc. Class A	176	6,054
Brookfield Office Properties Inc.	95	1,462
Canadian Imperial Bank of Commerce	125	9,825
CI Financial Corp.	67	1,565
Fairfax Financial Holdings Ltd.	8	2,966
Great-West Lifeco Inc.	77	1,772
IGM Financial Inc.	44	1,745
Industrial Alliance Insurance and Financial Services Inc.	32	876
Intact Financial Corp.	40	2,451

Security	Shares	Value

Manulife Financial Corp.	492	$6,074
National Bank of Canada	52	4,015
Onex Corp.	41	1,649
Power Corp. of Canada	93	2,254
Power Financial Corp.	59	1,522
RioCan Real Estate Investment Trust	50	1,363
Royal Bank of Canada	405	23,072
Sun Life Financial Inc.	170	4,213
Toronto-Dominion Bank (The)	255	20,724

		121,243

CHILE — 0.47%
Banco Santander (Chile) SA SP ADR	111	3,018
CorpBanca SA SP ADR	105	2,153

		5,171

CHINA — 6.76%
Agricultural Bank of China Ltd. Class H	7,000	3,035
Bank of China Ltd. Class H	21,000	8,644
Bank of Communications Co. Ltd. Class H	2,400	1,715
China CITIC Bank Corp. Ltd. Class H	2,000	1,022
China Construction Bank Corp. Class H	21,100	15,900
China Life Insurance Co. Ltd. Class H	2,000	5,910
China Merchants Bank Co. Ltd. Class H	1,260	2,354
China Minsheng Banking Corp. Ltd. Class H	1,300	1,182
China Overseas Land & Investment Ltd.	2,000	5,239
China Pacific Insurance (Group) Co. Ltd. Class H	600	1,881
China Taiping Insurance Holdings Co. Ltd.[a]	400	685
Chongqing Rural Commercial Bank Co. Ltd. Class H	1,000	470
CITIC Securities Co. Ltd. Class H	500	938
Country Garden Holdings Co. Ltd.[a]	2,196	881
Evergrande Real Estate Group Ltd.	2,000	875
Franshion Properties (China) Ltd.	2,000	612
Industrial and Commercial Bank of China Ltd. Class H	19,440	12,868
Longfor Properties Co. Ltd.[c]	500	882
PICC Property and Casualty Co. Ltd. Class H	200	266
Ping An Insurance (Group) Co. of China Ltd. Class H	500	3,961
Poly Property Group Co. Ltd.[a]	1,000	608
Shimao Property Holdings Ltd.	500	955
Shui On Land Ltd.	2,500	1,058
Sino-Ocean Land Holdings Ltd.	1,500	941
SOHO China Ltd.	1,500	1,020

		73,902

COLOMBIA — 0.50%
Bancolombia SA SP ADR	85	5,442

		5,442

CZECH REPUBLIC — 0.15%
Komercni Banka AS	8	1,631

		1,631

DENMARK — 0.26%
Danske Bank A/Sa	181	2,830

		2,830

99

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

EGYPT — 0.30%
Commercial International Bank (Egypt) SAE SP ADR	504	$3,276

		3,276

FINLAND — 0.36%
Pohjola Bank PLC Class A	43	585
Sampo OYJ Class A	107	3,353

		3,938

FRANCE — 3.98%
AXA SA	482	7,660
BNP Paribas SA	276	13,880
CNP Assurances SA	16	226
Credit Agricole SAa	246	1,851
Eurazeo	17	778
Fonciere des Regions	12	964
Gecina SA	10	1,107
Icade	11	990
Klepierre	42	1,557
Natixis	147	482
SCOR SE	48	1,281
Societe Generale[a]	188	5,975
Unibail-Rodamco SE	26	5,857
Wendel	10	881

		43,489

GERMANY — 4.13%
Allianz SE Registered	136	16,858
Commerzbank AGa	1,076	2,061
Deutsche Bank AG Registered	270	12,235
Deutsche Boerse AG	72	3,896
Hannover Rueckversicherung AG Registered	22	1,547
Muenchener Rueckversicherungs-Gesellschaft AG Registered	53	8,516

		45,113

HONG KONG — 6.05%
AIA Group Ltd.	3,000	11,884
Bank of East Asia Ltd. (The)	600	2,226
BOC Hong Kong (Holdings) Ltd.	1,500	4,616
Hang Lung Properties Ltd.	1,000	3,477
Hang Seng Bank Ltd.	300	4,606
Hong Kong Exchanges and Clearing Ltd.	400	6,601
Kerry Properties Ltd.	500	2,481
Link REIT (The)	1,000	4,974
New World Development Co. Ltd.	1,000	1,546
Sino Land Co. Ltd.	2,200	3,940
Sun Hung Kai Properties Ltd.	1,000	13,923
Swire Pacific Ltd. Class A	500	5,932

		66,206

HUNGARY — 0.09%
OTP Bank PLC	50	949

		949

Security	Shares	Value

INDIA — 1.56%
Axis Bank Ltd. SP GDR[d]	150	$3,336
HDFC Bank Ltd. SP ADR	212	7,927
ICICI Bank Ltd. SP ADR	149	5,848

		17,111

INDONESIA — 0.93%
PT Bank Central Asia Tbk	4,000	3,415
PT Bank Mandiri (Persero) Tbk	3,056	2,625
PT Bank Negara Indonesia (Persero) Tbk	2,500	1,002
PT Bank Rakyat Indonesia (Persero) Tbk	4,000	3,082

		10,124

ISRAEL — 0.38%
Bank Hapoalim Ltd.[a]	484	1,900
Bank Leumi le-Israel BMa	435	1,399
Mizrahi Tefahot Bank Ltd.[a]	93	844

		4,143

ITALY — 1.75%
Assicurazioni Generali SpA	328	5,330
Banca Monte dei Paschi di Siena SpA[a]	1,267	350
Banco Popolare Scrl[a]	567	904
Intesa Sanpaolo SpA	2,836	4,553
Intesa Sanpaolo SpA RNC	276	364
Mediobanca SpA	222	1,264
UniCredit SpA[a]	1,194	5,270
Unione di Banche Italiane ScpA	281	1,104

		19,139

JAPAN — 10.00%
AEON Credit Service Co. Ltd.	100	2,119
AEON Mall Co. Ltd.	100	2,591
Bank of Yokohama Ltd. (The)	1,000	4,591
Credit Saison Co. Ltd.	100	2,193
Dai-ichi Life Insurance Co. Ltd. (The)	3	3,453
Daiwa Securities Group Inc.	1,000	3,978
Japan Retail Fund Investment Corp.	1	1,820
Mitsubishi UFJ Financial Group Inc.	4,000	18,066
Mitsubishi UFJ Lease & Finance Co. Ltd.	40	1,721
Mizuho Financial Group Inc.	7,440	11,635
MS&AD Insurance Group Holdings Inc.	200	3,385
Nishi-Nippon City Bank Ltd. (The)	1,000	2,277
NKSJ Holdings Inc.	200	3,641
Nomura Holdings Inc.	1,200	4,324
Nomura Real Estate Holdings Inc.	100	1,793
NTT Urban Development Corp.	2	1,644
ORIX Corp.	40	4,104
Resona Holdings Inc.	900	3,885
SBI Holdings Inc.	180	1,257
Seven Bank Ltd.	800	2,282
Shinsei Bank Ltd.	1,000	1,464
Sony Financial Holdings Inc.	100	1,782
Sumitomo Mitsui Financial Group Inc.	400	12,231
Sumitomo Mitsui Trust Holdings Inc.	980	2,967
T&D Holdings Inc.	200	2,182
Tokio Marine Holdings Inc.	300	7,931

		109,316

100

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

MEXICO — 0.61%
Compartamos SAB de CV	900	$1,208
Grupo Financiero Banorte SAB de CV Series O	600	3,335
Grupo Financiero Inbursa SAB de CV Series O	800	2,131

		6,674

NETHERLANDS — 1.18%
AEGON NV	483	2,696
Corio NV	27	1,203
ING Groep NV CVA[a]	1,015	8,964

		12,863

NORWAY — 0.38%
DNB ASA	334	4,165

		4,165

PERU — 0.26%
Credicorp Ltd.	22	2,845

		2,845

PHILIPPINES — 0.63%
Ayala Corp.	154	1,656
Ayala Land Inc.	3,900	2,230
Bank of the Philippine Islands	682	1,341
SM Prime Holdings Inc.	4,600	1,619

		6,846

POLAND — 0.56%
Bank Pekao SA	39	1,871
BRE Bank SAa	4	377
Powszechna Kasa Oszczednosci Bank Polski SA	199	2,223
Powszechny Zaklad Ubezpieczen SA	14	1,635

		6,106

PORTUGAL — 0.07%
Banco Espirito Santo SA Registered[a]	795	773

		773

RUSSIA — 0.59%
Sberbank of Russia SP ADR	551	6,480

		6,480

SINGAPORE — 2.97%
Ascendas REIT	2,000	3,869
CapitaLand Ltd.	1,000	2,680
CapitaMall Trust Management Ltd.	2,000	3,459
CapitaMalls Asia Ltd.	1,000	1,516
DBS Group Holdings Ltd.	1,000	11,393
Global Logistic Properties Ltd.	1,000	2,106
Oversea-Chinese Banking Corp. Ltd.	1,000	7,459

		32,482

Security	Shares	Value

SOUTH AFRICA — 1.92%
Absa Group Ltd.	88	$1,408
African Bank Investments Ltd.	280	944
FirstRand Ltd.	920	3,044
Growthpoint Properties Ltd.	584	1,585
Investec Ltd.	131	768
MMI Holdings Ltd.	156	376
Nedbank Group Ltd.	60	1,234
Redefine Properties Ltd.	1,059	1,096
Remgro Ltd.	131	2,236
RMB Holdings Ltd.	246	1,076
RMI Holdings Ltd.	246	639
Sanlam Ltd.	520	2,315
Standard Bank Group Ltd.	346	4,260

		20,981

SOUTH KOREA — 1.49%
Shinhan Financial Group Co. Ltd. SP ADR	422	14,441
Woori Finance Holdings Co. Ltd. SP ADR[c]	67	1,891

		16,332

SPAIN — 3.62%
Banco Bilbao Vizcaya Argentaria SA	1,545	12,887
Banco de Sabadell SA	891	2,168
Banco Popular Espanol SA	293	457
Banco Santander SA	2,864	21,484
Bankia SAa	284	427
CaixaBank	389	1,472
Mapfre SA	237	656

		39,551

SWEDEN — 2.36%
Industrivarden AB Class C	29	409
Investment AB Kinnevik Class B	60	1,146
Investor AB Class B	140	3,087
Nordea Bank AB	840	7,627
Ratos AB Class B	57	489
Skandinaviska Enskilda Banken AB Class A	421	3,490
Svenska Handelsbanken AB Class A	160	5,478
Swedbank AB Class A	223	4,134

		25,860

SWITZERLAND — 4.92%
Baloise Holding AG Registered	15	1,253
Credit Suisse Group AG Registered	345	7,999
GAM Holding AGa	77	1,075
Julius Baer Group Ltd.[a]	91	3,156
Pargesa Holding SA Bearer	11	742
Partners Group Holding AG	12	2,540
Swiss Life Holding AG Registered[a]	11	1,384
Swiss Prime Site AG Registered	24	2,004
Swiss Re AGa	102	7,049
UBS AG Registered[a]	1,084	16,251
Zurich Insurance Group AGa	42	10,351

		53,804

101

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

THAILAND — 1.08%
Bangkok Bank PCL NVDR	500	$2,887
Kasikornbank PCL NVDR	700	4,088
Krung Thai Bank PCL NVDR	2,775	1,639
Siam Commercial Bank PCL NVDR	600	3,152

		11,766

TURKEY — 1.18%
Akbank TAS	512	2,465
Asya Katilim Bankasi ASa	369	413
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	400	595
Haci Omer Sabanci Holding AS	253	1,334
Turkiye Garanti Bankasi AS	780	3,721
Turkiye Halk Bankasi AS	129	1,136
Turkiye Is Bankasi AS Class C	416	1,414
Turkiye Vakiflar Bankasi TAO Class D	307	722
Yapi ve Kredi Bankasi ASa	424	1,087

		12,887

UNITED KINGDOM — 11.96%
3i Group PLC	331	1,149
Admiral Group PLC	55	982
Aviva PLC	799	4,266
Barclays PLC	3,123	11,446
British Land Co. PLC	294	2,503
Capital Shopping Centres Group PLC	180	966
Hammerson PLC	248	1,885
HSBC Holdings PLC	5,084	49,864
ICAP PLC	171	896
Investec PLC	136	798
Land Securities Group PLC	254	3,290
Legal & General Group PLC	1,653	3,568
Lloyds Banking Group PLC[a]	11,288	7,379
London Stock Exchange Group PLC	57	896
Man Group PLC	553	699
Old Mutual PLC	1,380	3,824
Prudential PLC	705	9,637
Resolution Ltd.	419	1,473
Royal Bank of Scotland Group PLC[a]	557	2,477
RSA Insurance Group PLC	995	1,800
Schroders PLC	47	1,154
SEGRO PLC	267	1,022
Standard Chartered PLC	675	15,915
Standard Life PLC	608	2,860

		130,749

TOTAL COMMON STOCKS
(Cost: $1,176,191)		1,065,501

PREFERRED STOCKS — 1.93%

BRAZIL — 1.93%
Banco Bradesco SA SP ADR	680	10,649
Itau Unibanco Holding SA SP ADR	720	10,497

		21,146

Security	Shares	Value

TOTAL PREFERRED STOCKS
(Cost: $27,123)		$21,146

SHORT-TERM INVESTMENTS — 0.30%

MONEY MARKET FUNDS — 0.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[e],f,g	2,525	2,525
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[e],f,g	180	180
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[e,f]	562	562

		3,267

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,267)		3,267

TOTAL INVESTMENTS IN SECURITIES — 99.69%
(Cost: $1,206,581)		1,089,914
Other Assets, Less Liabilities — 0.31%		3,394

NET ASSETS — 100.00%		$1,093,308

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

102

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.37%

AUSTRALIA — 3.72%
Cochlear Ltd.	498	$36,763
CSL Ltd.	4,857	239,232
Ramsay Health Care Ltd.	1,176	28,974
Sonic Healthcare Ltd.	3,744	50,470

		355,439

BELGIUM — 0.75%
UCB SA	1,224	71,373

		71,373

CANADA — 2.41%
Catamaran Corp.[a]	1,722	80,802
Valeant Pharmaceuticals International Inc.[a]	2,673	149,228

		230,030

CHINA — 0.79%
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	12,000	16,227
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	8,700	16,120
Sihuan Pharmaceutical Holdings Group Ltd.[b]	39,000	15,298
Sinopharm Group Co. Ltd. Class H	8,400	28,235

		75,880

DENMARK — 6.65%
Coloplast A/S Class B	234	51,299
Novo Nordisk A/S Class B	3,507	565,046
William Demant Holding A/Sa	228	19,605

		635,950

FINLAND — 0.32%
Orion OYJ Class B	1,224	30,262

		30,262

FRANCE — 10.60%
Essilor International SA	2,070	186,554
Sanofi	9,411	827,050

		1,013,604

GERMANY — 9.63%
Bayer AG Registered	5,355	466,232
Celesio AG	1,428	27,636
Fresenius Medical Care AG & Co. KGaA	2,025	142,194
Fresenius SE & Co. KGaA	1,194	136,152
Merck KGaA	744	95,058
QIAGEN NVa	3,099	53,830

		921,102

Security	Shares	Value

HUNGARY — 0.35%
Richter Gedeon Nyrt	180	$33,578

		33,578

INDIA — 0.90%
Dr. Reddy’s Laboratories Ltd. SP ADR	1,305	42,465
Ranbaxy Laboratories Ltd. SP GDR[a,c]	4,482	43,834

		86,299

INDONESIA — 0.30%
PT Kalbe Farma Tbk	286,060	28,889

		28,889

IRELAND — 0.57%
Elan Corp. PLC[a]	4,947	54,616

		54,616

ISRAEL — 3.46%
Teva Pharmaceutical Industries Ltd.	8,142	330,603

		330,603

JAPAN — 13.30%
Alfresa Holdings Corp.	300	13,549
Astellas Pharma Inc.	3,900	193,463
Chugai Pharmaceutical Co. Ltd.	1,800	36,437
Daiichi Sankyo Co. Ltd.	6,000	91,580
Dainippon Sumitomo Pharma Co. Ltd.	1,500	17,209
Eisai Co. Ltd.	2,100	93,401
Hisamitsu Pharmaceutical Co. Inc.	600	31,002
Kyowa Hakko Kirin Co. Ltd.	2,000	21,244
Medipal Holdings Corp.	900	11,440
Miraca Holdings Inc.	300	12,667
Mitsubishi Tanabe Pharma Corp.	2,400	34,560
Olympus Corp.[a]	1,800	31,392
Ono Pharmaceutical Co. Ltd.	900	54,273
Otsuka Holdings Co. Ltd.	3,000	92,293
Santen Pharmaceutical Co. Ltd.	600	26,235
Shionogi & Co. Ltd.	2,700	44,724
Suzuken Co. Ltd.	300	9,455
Sysmex Corp.	600	28,187
Taisho Pharmaceutical Holdings Co. Ltd.	300	24,171
Takeda Pharmaceutical Co. Ltd.	6,900	320,268
Terumo Corp.	1,500	64,557
Tsumura & Co.	600	19,142

		1,271,249

SOUTH AFRICA — 1.15%
Aspen Pharmacare Holdings Ltd.[a]	3,063	55,632
Life Healthcare Group Holdings Ltd.	8,952	33,743
Netcare Ltd.	10,182	21,068

		110,443

103

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

SPAIN — 0.61%
Grifols SAa	1,680	$58,255

		58,255

SWEDEN — 1.22%
Elekta AB Class B	3,702	52,723
Getinge AB Class B	2,088	64,194

		116,917

SWITZERLAND — 25.80%
Actelion Ltd. Registered[a]	1,053	50,796
Lonza Group AG Registered[a]	675	34,221
Novartis AG Registered	19,431	1,169,574
Roche Holding AG Genusschein	5,985	1,151,110
Sonova Holding AG Registered[a]	450	45,256
Straumann Holding AG Registered	129	15,917

		2,466,874

UNITED KINGDOM — 16.84%
AstraZeneca PLC	9,648	447,262
GlaxoSmithKline PLC	41,235	921,075
Shire PLC	5,310	149,108
Smith & Nephew PLC	8,766	92,502

		1,609,947

TOTAL COMMON STOCKS
(Cost: $7,955,346)		9,501,310

SHORT-TERM INVESTMENTS — 0.10%

MONEY MARKET FUNDS — 0.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	7,560	7,560
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[d,e,f]	540	540
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	1,317	1,317

		9,417

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,417)		9,417

TOTAL INVESTMENTS IN SECURITIES — 99.47%
(Cost: $7,964,763)		9,510,727
Other Assets, Less Liabilities — 0.53%		51,066

NET ASSETS — 100.00%		$9,561,793

SP ADR   —  Sponsored American Depositary Receipts

SP GDR   —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

104

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.41%

AUSTRALIA — 3.20%
ALS Ltd.	570	$5,479
Asciano Group	2,025	9,575
Brambles Ltd.	3,198	24,075
Leighton Holdings Ltd.	366	6,794
Qantas Airways Ltd.[a]	2,340	3,227
QR National Ltd.	2,194	8,509
Sydney Airport	695	2,443
Toll Holdings Ltd.	1,383	6,368
Transurban Group	2,888	18,208

		84,678

AUSTRIA — 0.12%
Andritz AG	53	3,191

		3,191

BRAZIL — 0.56%
Embraer SA SP ADR	530	14,792

		14,792

CANADA — 5.01%
Bombardier Inc. Class B	2,748	10,448
CAE Inc.	420	4,618
Canadian National Railway Co.	780	67,301
Canadian Pacific Railway Ltd.	294	27,026
Finning International Inc.	350	8,211
Ritchie Bros. Auctioneers Inc.[b]	128	2,837
SNC-Lavalin Group Inc.	297	11,954

		132,395

CHILE — 0.75%
LATAM Airlines Group SA SP ADR	803	19,906

		19,906

CHINA — 3.53%
Air China Ltd. Class H	4,000	2,839
AviChina Industry & Technology Co. Ltd. Class H	4,000	1,641
Beijing Capital International Airport Co. Ltd. Class H	6,000	3,863
Beijing Enterprises Holdings Ltd.	1,000	6,458
China Communications Construction Co. Ltd. Class H	7,000	6,566
China COSCO Holdings Co. Ltd. Class Ha	8,500	4,223
China Merchants Holdings (International) Co. Ltd.	2,000	6,632
China Railway Construction Corp. Ltd. Class H	4,000	3,974
China Railway Group Ltd. Class H	8,000	4,077
China Rongsheng Heavy Industries Group Holdings Ltd.	13,500	2,909
China Shipping Container Lines Co. Ltd. Class Ha,b	11,000	2,938
China Shipping Development Co. Ltd. Class H	4,000	2,101
China Southern Airlines Co. Ltd. Class H	4,000	1,894
China State Construction International Holdings Ltd.	4,000	4,764
CITIC Pacific Ltd.	3,000	3,825
COSCO Pacific Ltd.	4,000	5,904
CSR Corp Ltd. Class H	4,000	3,107

Security	Shares	Value

Dongfang Electric Corp. Ltd. Class H	800	$1,340
Jiangsu Expressway Co. Ltd. Class H	2,000	1,724
Metallurgical Corp. of China Ltd. Class Ha	12,000	2,230
Sany Heavy Equipment International Holdings Co. Ltd.	2,000	1,050
Shanghai Electric Group Co. Ltd. Class H	8,000	3,252
Shanghai Industrial Holdings Ltd.	1,000	3,213
Weichai Power Co. Ltd. Class H	1,200	4,250
Zhejiang Expressway Co. Ltd. Class H	2,000	1,458
Zhuzhou CSR Times Electric Co. Ltd. Class H	1,000	2,942
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	3,000	4,041

		93,215

DENMARK — 1.15%
A.P. Moeller-Maersk A/S Class A	1	6,622
A.P. Moeller-Maersk A/S Class B	2	13,953
DSV A/S	435	9,778

		30,353

EGYPT — 0.40%
Orascom Construction Industries SAE SP GDR[a]	258	10,552

		10,552

FINLAND — 1.08%
Kone OYJ Class B	195	13,961
Metso OYJ	187	6,559
Wartsila OYJ Abp	199	8,048

		28,568

FRANCE — 8.97%
Aeroports de Paris	33	2,551
ALSTOM	405	13,829
Bouygues SA	325	7,814
Bureau Veritas SA	75	7,962
Compagnie de Saint-Gobain	732	25,790
Edenred SA	215	6,220
European Aeronautic Defence and Space Co. NV	754	26,781
Groupe Eurotunnel SA Registered	976	7,419
Legrand SA	363	13,980
Rexel SA	161	2,913
Safran SA	354	14,080
Schneider Electric SA	873	54,565
Societe BIC SA	13	1,585
Thales SA	125	4,395
Vallourec SA	214	8,800
Vinci SA	793	35,086
Zodiac Aerospace	33	3,377

		237,147

GERMANY — 7.77%
Brenntag AG	64	8,064
Deutsche Lufthansa AG Registered	472	7,211
Deutsche Post AG Registered	1,240	24,576
Fraport AG	89	5,217
GEA Group AG	365	11,394
Hochtief AGa	111	5,503
MAN SE	78	7,865
Siemens AG Registered	1,350	135,643

		205,473

105

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

HONG KONG — 2.42%
Cathay Pacific Airways Ltd.[b]	2,000	$3,623
Hopewell Holdings Ltd.	1,000	3,607
Hutchison Whampoa Ltd.	4,000	39,355
MTR Corp. Ltd.	2,500	9,774
NWS Holdings Ltd.	3,000	4,529
Orient Overseas International Ltd.	500	3,161

		64,049

INDIA — 0.63%
Larsen & Toubro Ltd. SP GDR[c]	547	16,733

		16,733

INDONESIA — 0.68%
PT Jasa Marga (Persero) Tbk	4,500	2,717
PT United Tractors Tbk	6,954	15,277

		17,994

ISRAEL — 0.04%
Delek Group Ltd. (The)	5	950

		950

ITALY — 1.40%
Atlantia SpA	565	9,320
Fiat Industrial SpA	1,406	15,222
Finmeccanica SpA[a]	895	4,433
Prysmian SpA	414	7,961

		36,936

JAPAN — 26.57%
All Nippon Airways Co. Ltd.	2,000	4,229
Amada Co. Ltd.	1,000	5,067
Asahi Glass Co. Ltd.	2,000	13,562
Central Japan Railway Co.	200	17,190
Dai Nippon Printing Co. Ltd.	1,000	7,069
Daikin Industries Ltd.	400	11,050
East Japan Railway Co.	500	34,280
FANUC Corp.	300	47,704
Fuji Electric Co. Ltd.	2,000	4,054
Furukawa Electric Co. Ltd.[a]	2,000	3,978
GS Yuasa Corp.	1,000	3,903
Hankyu Hanshin Holdings Inc.	2,000	11,060
Hino Motors Ltd.	1,000	7,707
Hitachi Construction Machinery Co. Ltd.	200	3,280
IHI Corp.	3,000	6,305
ITOCHU Corp.	2,600	25,990
Japan Airlines Co. Ltd.[a]	100	4,754
Japan Steel Works Ltd. (The)	1,000	5,918
JTEKT Corp.	500	3,753
Kajima Corp.	2,000	5,530
Kawasaki Heavy Industries Ltd.	3,000	6,155
Kawasaki Kisen Kaisha Ltd.[a]	2,000	2,527
Keikyu Corp.	1,000	9,408
Keio Corp.	1,000	7,582

Security	Shares	Value

Keisei Electric Railway Co. Ltd.	1,000	$9,158
Kintetsu Corp.	2,000	7,832
Komatsu Ltd.	1,700	35,561
Kubota Corp.	2,000	20,418
Kurita Water Industries Ltd.	200	4,534
LIXIL Group Corp.	400	8,833
Mabuchi Motor Co. Ltd.	100	4,229
Makita Corp.	200	7,894
Marubeni Corp.	3,000	19,404
Mitsubishi Corp.	2,200	39,222
Mitsubishi Electric Corp.	3,000	22,370
Mitsubishi Heavy Industries Ltd.	6,000	25,222
Mitsui & Co. Ltd.	3,000	42,224
Mitsui O.S.K. Lines Ltd.	2,000	4,779
Nabtesco Corp.	200	3,718
Nidec Corp.	200	14,212
Nippon Express Co. Ltd.	1,000	3,653
Nippon Yusen K.K.	3,000	5,705
NSK Ltd.	1,000	5,480
NTN Corp.	1,000	1,789
Obayashi Corp.	1,000	4,466
Odakyu Electric Railway Co. Ltd.	1,000	10,597
Secom Co. Ltd.	300	15,257
Shimizu Corp.	2,000	6,681
SMC Corp.	100	15,739
Sojitz Corp.	2,900	3,592
Sumitomo Corp.	1,900	25,863
Sumitomo Electric Industries Ltd.	1,200	12,881
Sumitomo Heavy Industries Ltd.	1,000	3,578
Taisei Corp.	2,000	5,505
THK Co. Ltd.	300	4,981
Tobu Railway Co. Ltd.	1,000	5,305
Tokyu Corp.	1,000	5,079
Toppan Printing Co. Ltd.	1,000	5,768
TOTO Ltd.	1,000	7,482
Toyota Tsusho Corp.	400	8,718
Ushio Inc.	300	3,160
West Japan Railway Co.	200	8,720
Yamato Holdings Co. Ltd.	700	10,641

		702,305

MEXICO — 1.30%
Alfa SAB de CV Series A	9,000	16,606
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,800	8,627
Grupo Carso SAB de CV Series A1	2,500	9,051

		34,284

NETHERLANDS — 2.66%
Koninklijke Philips Electronics NV	1,741	43,518
Randstad Holding NV	228	7,441
Royal Boskalis Westminster NV CVA	146	5,560
Royal Vopak NV	108	7,516
TNT Express NV	585	6,160

		70,195

NEW ZEALAND — 0.64%
Auckland International Airport Ltd.	7,652	16,891

		16,891

106

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

NORWAY — 0.43%
Orkla ASA	1,453	$11,478

		11,478

PHILIPPINES — 1.35%
Aboitiz Equity Ventures Inc.	4,000	4,685
Alliance Global Group Inc.	12,300	4,443
DMCI Holdings Inc.	2,000	2,622
International Container Terminal Services Inc.	2,100	3,619
San Miguel Corp.	780	2,066
SM Investments Corp.	940	18,323

		35,758

SINGAPORE — 4.66%
ComfortDelGro Corp. Ltd.	5,000	6,926
COSCO Corp. (Singapore) Ltd.	5,000	3,606
Fraser and Neave Ltd.	2,000	15,016
Hutchison Port Holdings Trust	9,000	7,020
Keppel Corp. Ltd.[b]	3,600	31,454
Neptune Orient Lines Ltd.[a]	7,000	6,655
Noble Group Ltd.	9,000	9,664
SembCorp Industries Ltd.	3,000	13,377
SembCorp Marine Ltd.	2,000	7,721
Singapore Airlines Ltd.	1,000	8,688
Singapore Technologies Engineering Ltd.	3,000	8,655
Yangzijiang Shipbuilding (Holdings) Ltd.	6,000	4,451

		123,233

SOUTH AFRICA — 0.93%
Aveng Ltd.	937	3,332
Barloworld Ltd.	462	3,731
Bidvest Group Ltd.	586	13,941
Reunert Ltd.	414	3,635

		24,639

SPAIN — 1.60%
Abertis Infraestructuras SA	750	11,293
Actividades de Construcciones y Servicios SA	426	9,092
Ferrovial SA	973	13,743
International Consolidated Airlines Group SAa	1,863	4,893
Zardoya Otis SA	273	3,375

		42,396

SWEDEN — 6.96%
Alfa Laval AB	739	12,830
Assa Abloy AB Class B	612	20,393
Atlas Copco AB Class A	1,329	32,667
Atlas Copco AB Class B	572	12,526
Sandvik AB	1,790	24,818
Scania AB Class B	667	12,696
Securitas AB Class B	751	5,460
Skanska AB Class B	826	12,909
SKF AB Class B	757	17,056
Volvo AB Class B	2,429	32,671

		184,026

Security	Shares	Value

SWITZERLAND — 4.99%
ABB Ltd. Registered[a]	3,598	$64,835
Adecco SA Registered[a]	279	13,495
Geberit AG Registered[a]	63	12,990
Kuehne & Nagel International AG Registered	74	8,638
Schindler Holding AG Participation Certificates	63	8,301
Schindler Holding AG Registered	12	1,553
SGS SA Registered	8	16,941
Sulzer AG Registered	36	5,211

		131,964

TURKEY — 0.73%
Enka Insaat ve Sanayi AS	1,068	2,833
KOC Holding AS	1,633	7,662
TAV Havalimanlari Holding ASa	494	2,450
Turk Hava Yollari AOa	2,684	6,207

		19,152

UNITED KINGDOM — 8.88%
Aggreko PLC	342	11,846
Babcock International Group PLC	457	7,201
BAE Systems PLC	4,756	23,921
Balfour Beatty PLC	925	4,697
Bunzl PLC	525	8,670
Capita PLC	923	10,751
Cobham PLC	1,418	4,912
Experian PLC	1,678	28,926
G4S PLC	2,016	8,461
IMI PLC	462	7,104
Intertek Group PLC	174	7,902
Invensys PLC	1,703	6,250
Meggitt PLC	964	5,995
Melrose PLC	1,975	7,668
Rolls-Royce Holdings PLC[a]	3,055	42,056
Serco Group PLC	556	5,074
Smiths Group PLC	618	10,514
Weir Group PLC (The)	326	9,149
Wolseley PLC	543	23,698

		234,795

TOTAL COMMON STOCKS
(Cost: $2,452,735)		2,628,048

PREFERRED STOCKS — 0.01%

UNITED KINGDOM — 0.01%
Rolls-Royce Holdings PLC Class Ca	232,180	374

		374

TOTAL PREFERRED STOCKS
(Cost: $372)		374

107

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.18%

MONEY MARKET FUNDS — 1.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	28,677	$28,677
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[d,e,f]	2,047	2,047
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	398	398

		31,122

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,122)		31,122

TOTAL INVESTMENTS IN SECURITIES — 100.60%
(Cost: $2,484,229)		2,659,544
Other Assets, Less Liabilities — (0.60)%		(15,797)

NET ASSETS — 100.00%		$2,643,747

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

108

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.72%

AUSTRALIA — 0.64%
Computershare Ltd.	1,882	$16,959

		16,959

BRAZIL — 1.64%
Cielo SA SP ADR	1,747	43,256

		43,256

CANADA — 1.56%
CGI Group Inc. Class Aa	781	20,418
Open Text Corp.[a]	216	11,601
Research In Motion Ltd.[a]	1,144	9,019

		41,038

CHINA — 5.87%
GCL-Poly Energy Holdings Ltd.[b]	47,000	8,369
Kingboard Chemical Holdings Co. Ltd.	4,000	11,897
Lenovo Group Ltd.	24,000	19,293
Tencent Holdings Ltd.	3,100	109,599
ZTE Corp. Class H	3,880	5,467

		154,625

FINLAND — 1.05%
Nokia OYJ	10,270	27,654

		27,654

FRANCE — 3.73%
Alcatel-Lucent[a,b]	10,532	10,713
Atos SA	198	13,293
Cap Gemini SA	499	20,969
Dassault Systemes SA	215	22,647
Gemalto NV	216	19,486
STMicroelectronics NV	1,898	11,159

		98,267

GERMANY — 8.48%
Infineon Technologies AG	3,762	25,593
SAP AG	2,553	185,920
United Internet AG Registered	590	11,800

		223,313

HONG KONG — 0.68%
ASM Pacific Technology Ltd.	1,100	12,263
Foxconn International Holdings Ltd.[a]	16,000	5,574

		17,837

INDIA — 3.12%
Infosys Ltd. SP ADR	1,535	66,650

Security	Shares	Value

Wipro Ltd. SP ADR	2,003	$15,463

		82,113

ISRAEL — 0.49%
Mellanox Technologies Ltd.[a]	98	7,431
NICE Systems Ltd.[a]	161	5,324

		12,755

JAPAN — 25.80%
Advantest Corp.	400	5,044
Brother Industries Ltd.	700	6,586
Canon Inc.	3,200	103,210
Citizen Holdings Co. Ltd.	800	4,054
Dena Co. Ltd.	300	9,349
FUJIFILM Holdings Corp.	1,300	21,892
Fujitsu Ltd.	5,000	19,204
Gree Inc.	300	5,225
Hamamatsu Photonics K.K.	200	6,919
Hirose Electric Co. Ltd.	100	10,684
Hitachi High-Technologies Corp.	200	4,371
Hitachi Ltd.	13,000	68,798
Hoya Corp.	1,200	24,261
IBIDEN Co. Ltd.	400	5,029
Itochu Techno-Solutions Corp.	100	5,167
Keyence Corp.	110	29,148
Konami Corp.	300	6,865
Konica Minolta Holdings Inc.	1,500	9,946
Kyocera Corp.	500	43,851
Murata Manufacturing Co. Ltd.	600	29,126
NEC Corp.[a]	10,000	19,142
Nexon Co. Ltd.[a]	300	3,652
Nintendo Co. Ltd.	300	38,584
Nippon Electric Glass Co. Ltd.	1,000	5,079
Nomura Research Institute Ltd.	300	6,362
NTT Data Corp.	3	9,755
Omron Corp.	600	11,935
Oracle Corp. Japan	100	4,441
Ricoh Co. Ltd.[b]	2,000	16,690
Rohm Co. Ltd.	300	9,665
Seiko Epson Corp.[b]	400	2,217
Shimadzu Corp.	1,000	6,718
Square Enix Holdings Co. Ltd.	200	2,815
Sumco Corp.[a]	300	2,049
TDK Corp.	400	14,998
Tokyo Electron Ltd.	500	22,426
Toshiba Corp.	12,000	44,439
Trend Micro Inc.	300	8,392
Yahoo! Japan Corp.	40	13,747
Yaskawa Electric Corp.	1,000	7,156
Yokogawa Electric Corp.	900	10,224

		679,215

NETHERLANDS — 2.81%
ASML Holding NV	1,344	73,929

		73,929

109

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

POLAND — 0.18%
Asseco Poland SA	383	$4,795

		4,795

SOUTH KOREA — 16.99%
LG Display Co. Ltd. SP ADR[a]	4,221	62,640
Samsung Electronics Co. Ltd. SP GDR[c]	638	384,714

		447,354

SPAIN — 0.83%
Amadeus IT Holding SA Class A	882	21,829

		21,829

SWEDEN — 3.81%
Hexagon AB Class B	1,057	24,309
Telefonaktiebolaget LM Ericsson Class B	8,656	76,053

		100,362

TAIWAN — 19.62%
Advanced Semiconductor Engineering Inc. SP ADR	15,292	58,110
AU Optronics Corp. SP ADR[a]	5,750	21,735
Hon Hai Precision Industry Co. Ltd. SP GDR[c]	21,125	128,123
Siliconware Precision Industries Co. Ltd. SP ADR	7,255	34,824
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	14,927	237,339
United Microelectronics Corp. SP ADR	19,388	36,449

		516,580

UNITED KINGDOM — 2.42%
ARM Holdings PLC	4,240	45,425
Sage Group PLC (The)	3,625	18,145

		63,570

TOTAL COMMON STOCKS
(Cost: $2,513,230)		2,625,451

SHORT-TERM INVESTMENTS — 0.84%

MONEY MARKET FUNDS — 0.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	19,059	19,059
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[d,e,f]	1,361	1,361

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	1,511	$1,511

		21,931

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,931)		21,931

TOTAL INVESTMENTS IN SECURITIES — 100.56%
(Cost: $2,535,161)		2,647,382
Other Assets, Less Liabilities — (0.56)%		(14,625)

NET ASSETS — 100.00%		$2,632,757

SP ADR   —   Sponsored American Depositary Receipts

SP GDR   —   Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

110

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 96.31%

AUSTRALIA — 12.68%
Alumina Ltd.	3,617	$3,619
Amcor Ltd.	2,236	18,317
BHP Billiton Ltd.	4,954	175,944
Boral Ltd.	1,258	4,683
Fortescue Metals Group Ltd.	1,875	7,933
Iluka Resources Ltd.	504	5,185
Incitec Pivot Ltd.	2,945	9,650
James Hardie Industries SE	831	7,954
Lynas Corp. Ltd.[a,b]	2,650	2,006
Newcrest Mining Ltd.	1,245	34,121
Orica Ltd.	648	16,879
OZ Minerals Ltd.	435	3,694
Rio Tinto Ltd.	703	41,508
Sims Metal Management Ltd.	233	2,276

		333,769

AUSTRIA — 0.26%
voestalpine AG	218	6,864

		6,864

BELGIUM — 0.86%
Solvay SA	111	13,342
Umicore SA	183	9,389

		22,731

BRAZIL — 1.60%
Companhia Siderurgica Nacional SA SP ADR	1,550	8,432
Fibria Celulose SA SP ADR[a]	1,063	9,365
Vale SA SP ADR	1,328	24,329

		42,126

CANADA — 14.64%
Agnico-Eagle Mines Ltd.	253	14,274
Agrium Inc.	259	27,255
Barrick Gold Corp.	1,613	65,182
Centerra Gold Inc.	246	2,789
Eldorado Gold Corp.	1,019	15,048
First Quantum Minerals Ltd.	620	13,926
Franco-Nevada Corp.	218	12,543
Goldcorp Inc.	1,203	54,343
IAMGOLD Corp.	609	9,444
Inmet Mining Corp.	62	3,195
Kinross Gold Corp.	1,698	16,853
New Gold Inc.[a]	650	7,602
Osisko Mining Corp.[a]	508	4,986
Pan American Silver Corp.	142	3,113
Potash Corp. of Saskatchewan Inc.	1,452	58,327
Silver Wheaton Corp.	546	21,987
Teck Resources Ltd. Class B	865	27,434
Turquoise Hill Resources Ltd.[a]	557	4,352

Security	Shares	Value

Yamana Gold Inc.	1,124	$22,682

		385,335

CHILE — 1.00%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	457	26,437

		26,437

CHINA — 3.14%
Aluminum Corp. of China Ltd. Class Ha,b	8,000	3,499
Angang Steel Co. Ltd. Class Ha,b	4,000	2,400
Anhui Conch Cement Co. Ltd. Class H	3,000	10,374
BBMG Corp. Class H	3,000	2,578
China BlueChemical Ltd. Class H	8,000	5,068
China National Building Material Co. Ltd. Class H	6,000	7,649
China Resources Cement Holdings Ltd.	4,000	2,720
China Shanshui Cement Group Ltd.	4,000	2,978
China Zhongwang Holdings Ltd.[a]	5,600	2,240
Fosun International Ltd.	5,000	2,458
Huabao International Holdings Ltd.	4,000	1,997
Jiangxi Copper Co. Ltd. Class H	4,000	10,348
Lee & Man Paper Manufacturing Ltd.	8,000	4,201
Nine Dragons Paper (Holdings) Ltd.	7,000	4,932
Shougang Fushan Resources Group Ltd.	6,000	2,098
Sinopec Shanghai Petrochemical Co. Ltd. Class H	10,000	2,865
Yingde Gases Group Co. Ltd.	4,500	4,268
Zhaojin Mining Industry Co. Ltd. Class H	3,500	5,871
Zijin Mining Group Co. Ltd. Class H	10,000	4,026

		82,570

DENMARK — 0.49%
Novozymes A/S Class B	470	12,982

		12,982

FINLAND — 0.44%
Stora Enso OYJ Class R	549	3,463
UPM-Kymmene OYJ	758	8,113

		11,576

FRANCE — 4.37%
ArcelorMittal	1,241	18,380
Arkema SA	86	7,839
Imerys SA	72	4,044
L’Air Liquide SA	551	64,973
Lafarge SA	336	19,671

		114,907

GERMANY — 8.72%
BASF SE	1,481	122,687
HeidelbergCement AG	236	12,505
K+S AG Registered	268	12,675
Lanxess AG	119	9,827
Linde AG	322	54,138
Salzgitter AG	68	2,942
ThyssenKrupp AG	569	12,943
Wacker Chemie AGb	34	1,920

		229,637

111

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

INDIA — 0.80%
Sterlite Industries (India) Ltd. SP ADR	2,819	$21,114

		21,114

INDONESIA — 0.79%
PT Indocement Tunggal Prakarsa Tbk	4,000	8,912
PT Semen Gresik (Persero) Tbk	6,500	10,084
PT Vale Indonesia Tbk	6,500	1,827

		20,823

IRELAND — 0.75%
CRH PLC	1,060	19,724

		19,724

ISRAEL — 0.53%
Israel Chemicals Ltd.	893	11,168
Israel Corp. Ltd. (The)	4	2,717

		13,885

JAPAN — 8.81%
Asahi Kasei Corp.	2,000	10,985
Denki Kagaku Kogyo K.K.	1,000	3,078
Hitachi Chemical Co. Ltd.	200	2,815
JFE Holdings Inc.	700	9,852
JSR Corp.	300	5,134
Kaneka Corp.	1,000	4,867
Kansai Paint Co. Ltd.	1,000	10,747
Kobe Steel Ltd.	4,000	3,503
Kuraray Co. Ltd.	900	10,438
Maruichi Steel Tube Ltd.	200	4,154
Mitsubishi Chemical Holdings Corp.	2,500	9,884
Mitsubishi Gas Chemical Co. Inc.	1,000	4,929
Mitsubishi Materials Corp.	2,000	5,805
Mitsui Chemicals Inc.	2,000	4,129
Nippon Paper Group Inc.[b]	300	3,427
Nippon Steel & Sumitomo Metal Corp.	10,675	23,505
Nisshin Steel Holdings Co. Ltd.[a]	100	662
Nitto Denko Corp.	300	13,587
Oji Holdings Corp.	1,000	2,927
Shin-Etsu Chemical Co. Ltd.	700	39,409
Showa Denko K.K.	3,000	4,579
Sumitomo Chemical Co. Ltd.	3,000	8,407
Sumitomo Metal Mining Co. Ltd.	1,000	13,149
Taiheiyo Cement Corp.	2,000	4,254
Teijin Ltd.	2,000	4,579
Toray Industries Inc.	2,000	11,660
Tosoh Corp.	1,000	1,952
Toyo Seikan Kaisha Ltd.	200	2,122
Ube Industries Ltd.	2,000	4,554
Yamato Kogyo Co. Ltd.	100	2,804

		231,897

MEXICO — 2.54%
Cemex SAB de CV CPO[a]	19,700	17,865
Grupo Mexico SAB de CV Series B	7,337	23,521
Industrias Penoles SAB de CV	230	11,463

Security	Shares	Value

Mexichem SAB de CV	2,437	$12,082
Minera Frisco SAB de CV Series A1[a]	500	1,991

		66,922

NETHERLANDS — 1.48%
Akzo Nobel NV	396	21,536
Koninklijke DSM NV	339	17,402

		38,938

NEW ZEALAND — 0.50%
Fletcher Building Ltd.	2,294	13,277

		13,277

NORWAY — 0.89%
Norsk Hydro ASA	1,494	6,717
Yara International ASA	357	16,796

		23,513

PERU — 0.95%
Compania de Minas Buenaventura SA SP ADR	346	12,373
Southern Copper Corp.	334	12,725

		25,098

POLAND — 0.37%
KGHM Polska Miedz SA	192	9,664

		9,664

RUSSIA — 1.66%
Mechel OAO SP ADR	1,098	6,972
MMC Norilsk Nickel OJSC SP ADR	649	9,956
Novolipetsk Steel OJSC SP GDR[c]	411	7,764
Severstal OAO SP GDR[c]	442	5,361
Uralkali OJSC SP GDR[c]	351	13,752

		43,805

SOUTH AFRICA — 3.07%
African Rainbow Minerals Ltd.	141	2,942
Anglo American Platinum Ltd.	98	4,540
AngloGold Ashanti Ltd.	628	20,825
ArcelorMittal South Africa Ltd.[a]	208	798
Gold Fields Ltd.	1,160	14,275
Harmony Gold Mining Co. Ltd.	614	5,013
Impala Platinum Holdings Ltd.	814	14,597
Kumba Iron Ore Ltd.	140	8,723
Northam Platinum Ltd.	814	3,050
PPC Ltd.	791	2,636
Sappi Ltd.[a]	1,165	3,285

		80,684

SOUTH KOREA — 1.78%
POSCO SP ADR	598	46,871

		46,871

112

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

SPAIN — 0.13%
Acerinox SA	336	$3,501

		3,501

SWEDEN — 0.60%
Boliden AB	512	8,943
Holmen AB Class B	145	4,272
SSAB AB Class A	347	2,482

		15,697

SWITZERLAND — 4.36%
Givaudan SA Registered[a]	16	16,014
Holcim Ltd. Registered[a]	408	27,844
Sika AG Bearer	4	8,346
Syngenta AG Registered	160	62,509

		114,713

THAILAND — 1.16%
Indorama Ventures PCL NVDR	6,000	5,236
PTT Global Chemical PCL NVDR	4,717	9,388
Siam Cement PCL NVDR	1,300	15,863

		30,487

TURKEY — 0.33%
Eregli Demir ve Celik Fabrikalari TAS	4,511	5,355
Koza Altin Isletmeleri AS	149	3,238

		8,593

UNITED KINGDOM — 16.61%
Anglo American PLC	2,157	66,130
Antofagasta PLC	576	11,664
BHP Billiton PLC	3,348	107,094
Croda International PLC	152	5,390
Eurasian Natural Resources Corp.	100	528
Evraz PLC	408	1,552
Fresnillo PLC	248	7,667
Glencore International PLC	5,904	32,630
Johnson Matthey PLC	348	12,609
Kazakhmys PLC	273	3,118
Lonmin PLC	237	1,959
Randgold Resources Ltd.	136	16,214
Rexam PLC	1,408	10,133
Rio Tinto PLC	2,135	106,782
Vedanta Resources PLC	175	3,197
Xstrata PLC	3,215	50,713

		437,380

TOTAL COMMON STOCKS
(Cost: $2,484,142)		2,535,520

PREFERRED STOCKS — 3.26%

BRAZIL — 3.26%
Bradespar SA	120	1,745

Security	Shares	Value

Braskem SA Class A SP ADR	370	$4,840
Gerdau SA SP ADR	1,884	16,560
Vale SA Class A SP ADR	3,524	62,692

		85,837

TOTAL PREFERRED STOCKS
(Cost: $110,587)		85,837

SHORT-TERM INVESTMENTS — 0.42%

MONEY MARKET FUNDS — 0.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	9,802	9,802
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[d,e,f]	700	700
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	507	507

		11,009

TOTAL SHORT-TERM INVESTMENTS
(Cost: $11,009)		11,009

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $2,605,738)		2,632,366
Other Assets, Less Liabilities — 0.01%		329

NET ASSETS — 100.00%		$2,632,695

CPO   —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR   —  Sponsored American Depositary Receipts

SP GDR   —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

113

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.47%

AUSTRALIA — 2.29%
Telstra Corp. Ltd.	13,887	$59,616

		59,616

AUSTRIA — 0.23%
Telekom Austria AG	953	6,002

		6,002

BELGIUM — 0.86%
Belgacom SA	445	13,003
Mobistar SA	61	1,613
Telenet Group Holding NV	172	7,885

		22,501

BRAZIL — 0.49%
Oi SA SP ADR	843	3,929
TIM Participacoes SA SP ADR	503	8,742

		12,671

CANADA — 5.01%
BCE Inc.	879	38,396
Bell Aliant Inc.	289	7,842
Rogers Communications Inc. Class B	1,185	51,976
TELUS Corp. NVS	499	32,067

		130,281

CHINA — 10.22%
China Communications Services Corp. Ltd. Class H	12,400	6,992
China Mobile Ltd.	18,500	205,170
China Telecom Corp. Ltd. Class H	46,000	27,362
China Unicom (Hong Kong) Ltd.	16,000	26,137

		265,661

CZECH REPUBLIC — 0.29%
Telefonica O2 Czech Republic AS	374	7,442

		7,442

DENMARK — 0.39%
TDC A/S	1,462	10,070

		10,070

EGYPT — 0.32%
Orascom Telecom Holding SAE SP GDR[a,b]	2,798	8,408

		8,408

Security	Shares	Value

FINLAND — 0.37%
Elisa OYJ	449	$9,623

		9,623

FRANCE — 5.88%
France Telecom SA	5,458	60,837
Iliad SA	82	12,629
Vivendi SA	3,885	79,465

		152,931

GERMANY — 3.77%
Deutsche Telekom AG Registered	8,585	97,995

		97,995

HONG KONG — 0.34%
PCCW Ltd.	22,000	8,885

		8,885

HUNGARY — 0.08%
Magyar Telekom Telecommunications PLC	1,087	2,014

		2,014

INDONESIA — 1.67%
PT Indosat Tbk	6,500	4,399
PT Telekomunikasi Indonesia (Persero) Tbk	34,500	35,021
PT XL Axiata Tbk	5,500	3,922

		43,342

ISRAEL — 0.32%
Bezeq The Israel Telecommunication Corp. Ltd.	6,761	8,239

		8,239

ITALY — 1.53%
Telecom Italia SpA	27,083	24,934
Telecom Italia SpA RNC	18,666	14,900

		39,834

JAPAN — 10.71%
KDDI Corp.	800	62,054
Nippon Telegraph and Telephone Corp.	1,300	59,121
NTT DOCOMO Inc.	49	71,909
SoftBank Corp.	2,700	85,361

		278,445

MEXICO — 5.78%
America Movil SAB de CV Series L	118,300	150,306

		150,306

114

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

MOROCCO — 0.34%
Maroc Telecom	710	$8,970

		8,970

NETHERLANDS — 1.00%
Koninklijke KPN NV	4,142	26,144

		26,144

NEW ZEALAND — 0.49%
Telecom Corp. of New Zealand Ltd.	6,463	12,778

		12,778

NORWAY — 1.66%
Telenor ASA	2,205	43,294

		43,294

PHILIPPINES — 0.76%
Globe Telecom Inc.	200	5,535
Philippine Long Distance Telephone Co.	220	14,152

		19,687

POLAND — 0.32%
Telekomunikacja Polska SA	2,194	8,282

		8,282

PORTUGAL — 0.43%
Portugal Telecom SGPS SA Registered	2,218	11,154

		11,154

RUSSIA — 1.97%
Mobile TeleSystems OJSC SP ADR	1,690	28,966
Rostelecom OJSC SP ADR	600	13,740
Sistema JSFC SP GDR[b]	468	8,588

		51,294

SINGAPORE — 3.20%
Singapore Telecommunications Ltd.	27,000	71,259
StarHub Ltd.[c]	4,000	12,065

		83,324

SOUTH AFRICA — 4.23%
MTN Group Ltd.	5,238	94,136
Vodacom Group Ltd.	1,255	15,768

		109,904

SOUTH KOREA — 0.47%
KT Corp. SP ADR	317	5,373
SK Telecom Co. Ltd. SP ADR	432	6,752

		12,125

Security	Shares	Value

SPAIN — 6.19%
Telefonica SA	12,226	$160,959

		160,959

SWEDEN — 2.84%
Millicom International Cellular SA SDR	187	16,148
Tele2 AB Class B	931	15,532
TeliaSonera AB	6,396	42,095

		73,775

SWITZERLAND — 1.25%
Swisscom AG Registered	78	32,408

		32,408

TAIWAN — 1.89%
Chunghwa Telecom Co. Ltd. SP ADR	1,585	49,262

		49,262

THAILAND — 0.82%
Advanced Information Service PCL NVDR	3,300	21,264

		21,264

TURKEY — 0.86%
Turk Telekomunikasyon AS	1,879	7,330
Turkcell Iletisim Hizmetleri ASa	2,483	15,151

		22,481

UNITED KINGDOM — 19.20%
BT Group PLC	23,420	80,178
Inmarsat PLC	1,411	12,878
Vodafone Group PLC	149,820	406,101

		499,157

TOTAL COMMON STOCKS
(Cost: $2,496,834)		2,560,528

PREFERRED STOCKS — 1.14%

BRAZIL — 1.14%
Oi SA SP ADR	2,442	9,768
Telefonica Brasil SA SP ADR	900	19,818

		29,586

TOTAL PREFERRED STOCKS
(Cost: $30,493)		29,586

SHORT-TERM INVESTMENTS — 0.26%

MONEY MARKET FUNDS — 0.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	5,974	5,974

115

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[d,e,f]	426	$426
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	252	252

		6,652

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,652)		6,652

TOTAL INVESTMENTS IN SECURITIES — 99.87%
(Cost: $2,533,979)		2,596,766
Other Assets, Less Liabilities — 0.13%		3,469

NET ASSETS — 100.00%		$2,600,235

NVDR   —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR   —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

116

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.10%

AUSTRALIA — 2.73%
AGL Energy Ltd.	6,573	$99,103
APA Group	7,695	41,173
SP AusNet	28,059	30,842

		171,118
AUSTRIA — 0.37%
Verbund AG	981	22,824

		22,824
BRAZIL — 2.60%
Centrais Eletricas Brasileiras SA SP ADR	3,849	21,401
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	942	79,137
CPFL Energia SA SP ADR	2,667	62,114

		162,652
CANADA — 3.04%
Canadian Utilities Ltd. Class A	783	52,487
Fortis Inc.	2,547	86,055
TransAlta Corp.	3,225	51,368

		189,910
CHILE — 2.86%
Empresa Nacional de Electricidad SA SP ADR	2,136	102,250
Enersis SA SP ADR	4,527	76,688

		178,938
CHINA — 4.04%
China Gas Holdings Ltd.	42,000	22,870
China Longyuan Power Group Corp. Ltd. Class H	30,000	19,548
China Resources Gas Group Ltd.	12,000	26,601
China Resources Power Holdings Co. Ltd.[a]	24,000	51,406
Datang International Power Generation Co. Ltd. Class H	54,000	19,231
ENN Energy Holdings Ltd.[a]	12,000	49,935
Guangdong Investment Ltd.	36,000	29,450
Huaneng Power International Inc. Class H	42,000	33,600

		252,641
CZECH REPUBLIC — 1.20%
CEZ AS	2,043	75,247

		75,247
FINLAND — 1.48%
Fortum OYJ	4,992	92,307

		92,307
FRANCE — 7.48%
Electricite de France SA	2,844	60,162
GDF Suez	14,388	330,092

Security	Shares	Value

Suez Environnement SA	3,441	$36,531
Veolia Environnement	4,191	41,474

		468,259
GERMANY — 11.48%
E.ON AG	20,388	463,121
RWE AG	5,589	255,325

		718,446
HONG KONG — 8.56%
Cheung Kong Infrastructure Holdings Ltd.	6,000	35,148
CLP Holdings Ltd.	22,500	191,902
Hong Kong and China Gas Co. Ltd. (The)	63,360	168,414
Power Assets Holdings Ltd.	16,500	140,302

		535,766
INDIA — 1.22%
GAIL (India) Ltd. SP GDR[a,b]	1,872	76,265

		76,265
INDONESIA — 1.29%
PT Perusahaan Gas Negara (Persero) Tbk	166,500	80,606

		80,606
ITALY — 7.07%
Enel Green Power SpA	19,464	33,091
Enel SpA	73,470	276,087
Snam SpA	17,967	79,483
Terna SpA	14,370	54,000

		442,661
JAPAN — 10.16%
Chubu Electric Power Co. Inc.	7,500	77,224
Chugoku Electric Power Co. Inc. (The)	3,600	38,644
Electric Power Development Co. Ltd.	1,200	30,672
Hokkaido Electric Power Co. Inc.	2,400	19,727
Hokuriku Electric Power Co.	2,100	20,834
Kansai Electric Power Co. Inc. (The)	8,700	66,831
Kyushu Electric Power Co. Inc.	5,100	38,603
Osaka Gas Co. Ltd.	21,000	86,438
Shikoku Electric Power Co. Inc.	2,100	22,411
Toho Gas Co. Ltd.	4,000	24,221
Tohoku Electric Power Co. Inc.[c]	5,400	39,725
Tokyo Electric Power Co. Inc.[c]	17,100	27,812
Tokyo Gas Co. Ltd.	27,000	142,887

		636,029
NEW ZEALAND — 0.46%
Contact Energy Ltd.[c]	6,341	28,880

		28,880
PHILIPPINES — 1.22%
Aboitiz Power Corp.	26,400	21,212
Energy Development Corp.	147,000	23,801
Manila Electric Co.	4,620	31,290

		76,303

117

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

POLAND — 1.28%
ENEA SA	2,424	$11,685
Polska Grupa Energetyczna SA	8,580	46,462
Tauron Polska Energia SA	15,939	22,002

		80,149
PORTUGAL — 1.01%
Energias de Portugal SA	23,283	63,237

		63,237
RUSSIA — 0.96%
RusHydro OJSC SP ADR	25,383	60,259

		60,259
SOUTH KOREA — 1.20%
Korea Electric Power Corp. SP ADR[c]	5,841	75,291

		75,291
SPAIN — 6.55%
Acciona SA	345	21,163
Enagas SA	2,067	41,087
Gas Natural SDG SA	3,810	59,096
Iberdrola SA	44,634	230,769
Red Electrica Corporacion SA	1,230	57,657

		409,772
THAILAND — 0.46%
Glow Energy PCL NVDR	12,300	28,693

		28,693
UNITED KINGDOM — 18.38%
Centrica PLC	57,690	301,224
National Grid PLC	39,180	445,950
Severn Trent PLC	2,748	71,100
SSE PLC	10,473	244,314
United Utilities Group PLC	8,028	87,560

		1,150,148

TOTAL COMMON STOCKS
(Cost: $6,529,865)		6,076,401

PREFERRED STOCKS — 2.53%

BRAZIL — 2.24%
Centrais Eletricas Brasileiras SA Class B SP ADR	3,585	28,680
Companhia Energetica de Minas Gerais SP ADR	6,348	76,112
Companhia Paranaense de Energia Class B SP ADR	2,400	35,424

		140,216

Security	Shares	Value

GERMANY — 0.29%
RWE AG NVS	441	$18,261

		18,261

TOTAL PREFERRED STOCKS
(Cost: $225,050)		158,477

SHORT-TERM INVESTMENTS — 0.76%

MONEY MARKET FUNDS — 0.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	43,904	43,904
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[d,e,f]	3,134	3,134
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	331	331

		47,369

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,369)		47,369

TOTAL INVESTMENTS IN SECURITIES — 100.39%
(Cost: $6,802,284)		6,282,247
Other Assets, Less Liabilities — (0.39)%		(24,700)

NET ASSETS — 100.00%		$6,257,547

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

118

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.09%

CHINA — 24.49%
Agile Property Holdings Ltd.[a]	1,012,000	$1,150,408
Agricultural Bank of China Ltd. Class H	14,872,000	6,447,690
Air China Ltd. Class H	1,502,000	1,065,929
Aluminum Corp. of China Ltd. Class Ha,b	2,718,000	1,188,898
Angang Steel Co. Ltd. Class Ha,b	790,000	473,997
Anhui Conch Cement Co. Ltd. Class H	907,000	3,136,444
Anta Sports Products Ltd.[a]	574,000	488,823
AviChina Industry & Technology Co. Ltd. Class H	1,352,000	554,753
Bank of China Ltd. Class H	52,728,000	21,703,385
Bank of Communications Co. Ltd. Class H	5,070,100	3,624,280
BBMG Corp. Class H	847,500	728,299
Beijing Capital International Airport Co. Ltd. Class H	1,352,000	870,508
Beijing Enterprises Holdings Ltd.[a]	352,000	2,273,224
Belle International Holdings Ltd.	3,261,000	6,075,940
Bosideng International Holdings Ltd.	1,546,000	490,727
Brilliance China Automotive Holdings Ltd.[b]	1,710,000	2,135,831
BYD Co. Ltd. Class Ha,b	356,000	702,808
China Agri-Industries Holdings Ltd.	1,087,000	680,247
China BlueChemical Ltd. Class H	1,479,500	937,329
China CITIC Bank Corp. Ltd. Class H	5,135,200	2,623,905
China Coal Energy Co. Class H	2,900,000	2,881,272
China Communications Construction Co. Ltd. Class H	3,078,000	2,887,344
China Communications Services Corp. Ltd. Class H	1,500,000	845,801
China Construction Bank Corp. Class H	50,747,390	38,240,367
China COSCO Holdings Co. Ltd. Class Ha,b	1,799,500	893,939
China Everbright Ltd.[a]	676,000	983,901
China Gas Holdings Ltd.[a]	2,180,000	1,187,038
China International Marine Containers (Group) Co. Ltd. Class B	343,083	422,321
China Life Insurance Co. Ltd. Class H	5,307,000	15,681,228
China Longyuan Power Group Corp. Ltd. Class H	1,430,000	931,800
China Mengniu Dairy Co. Ltd.[a]	873,000	2,647,144
China Merchants Bank Co. Ltd. Class H	2,764,993	5,166,044
China Merchants Holdings (International) Co. Ltd.[a]	780,000	2,586,564
China Minsheng Banking Corp. Ltd. Class H	3,456,000	3,143,825
China Mobile Ltd.	4,272,000	47,377,552
China National Building Material Co. Ltd. Class H	2,028,000	2,585,356
China Oilfield Services Ltd. Class H	1,352,000	2,564,422
China Overseas Land & Investment Ltd.	2,923,760	7,658,315
China Pacific Insurance (Group) Co. Ltd. Class H	1,352,000	4,239,147
China Petroleum & Chemical Corp. Class H	12,168,000	12,921,548
China Railway Construction Corp. Ltd. Class Ha	1,352,000	1,343,269
China Railway Group Ltd. Class H	2,704,000	1,378,159
China Resources Cement Holdings Ltd.[a]	1,352,000	919,354
China Resources Enterprise Ltd.[a]	858,000	2,789,866
China Resources Gas Group Ltd.	676,000	1,498,530
China Resources Land Ltd.	1,358,000	3,101,477
China Resources Power Holdings Co. Ltd.	1,352,000	2,895,878
China Rongsheng Heavy Industries Group Holdings Ltd.[a]	1,699,000	366,105
China Shanshui Cement Group Ltd.	1,161,000	864,378
China Shenhua Energy Co. Ltd. Class H	2,413,500	10,276,772
China Shipping Container Lines Co. Ltd. Class Ha,b	2,309,000	616,722
China Shipping Development Co. Ltd. Class H	874,000	458,988
China Southern Airlines Co. Ltd. Class H	1,482,000	701,794
China State Construction International Holdings Ltd.	1,352,000	1,610,178
China Taiping Insurance Holdings Co. Ltd.[b]	519,800	890,697
China Telecom Corp. Ltd. Class H	10,140,000	6,031,626

Security	Shares	Value

China Unicom (Hong Kong) Ltd.	3,462,000	$5,655,308
China Vanke Co. Ltd. Class B	805,431	1,050,691
China Yurun Food Group Ltd.[a,b]	1,014,000	743,159
China ZhengTong Auto Services Holdings Ltd.[b]	498,500	337,691
China Zhongwang Holdings Ltd.[b]	901,600	360,638
Chongqing Rural Commercial Bank Co. Ltd. Class Ha	1,492,000	700,754
CITIC Pacific Ltd.[a]	859,000	1,095,079
CITIC Securities Co. Ltd. Class H	338,500	635,066
CNOOC Ltd.	12,636,000	26,250,102
COSCO Pacific Ltd.	1,352,000	1,995,714
Country Garden Holdings Co. Ltd.[b]	2,868,974	1,151,284
CSG Holding Co. Ltd. Class B	338,600	213,644
CSR Corp Ltd. Class Ha	1,355,000	1,052,522
Dah Chong Hong Holdings Ltd.[a]	511,000	481,985
Daphne International Holdings Ltd.[a]	676,000	815,556
Datang International Power Generation Co. Ltd. Class H	2,028,000	722,225
Dongfang Electric Corp. Ltd. Class Ha	282,600	473,306
Dongfeng Motor Group Co. Ltd. Class H	2,028,000	2,512,087
ENN Energy Holdings Ltd.	676,000	2,813,014
Evergrande Real Estate Group Ltd.[a]	3,718,000	1,626,315
Far East Horizon Ltd.	1,086,000	767,902
Fosun International Ltd.	1,317,000	647,450
Franshion Properties (China) Ltd.[a]	2,354,000	719,864
GCL-Poly Energy Holdings Ltd.[a]	5,079,000	904,384
Geely Automobile Holdings Ltd.	2,390,000	1,026,922
Golden Eagle Retail Group Ltd.[a]	456,000	1,000,252
GOME Electrical Appliances Holdings Ltd.[a]	7,082,160	740,195
Great Wall Motor Co. Ltd. Class H	776,500	2,134,109
Guangdong Investment Ltd.[a]	1,630,000	1,333,437
Guangzhou Automobile Group Co. Ltd. Class H	1,600,855	1,096,837
Guangzhou R&F Properties Co. Ltd. Class Ha	617,200	758,952
Haier Electronics Group Co. Ltd.[b]	676,000	864,402
Hengan International Group Co. Ltd.[a]	524,000	4,773,440
Hengdeli Holdings Ltd.[a]	1,352,000	425,659
Huabao International Holdings Ltd.[a]	1,352,000	675,123
Huaneng Power International Inc. Class H	2,208,000	1,766,389
Industrial and Commercial Bank of China Ltd. Class H	45,968,350	30,427,886
Inner Mongolia Yitai Coal Co. Ltd. Class B	393,235	2,136,839
Intime Department Store Group Co. Ltd.[a]	625,000	740,318
Jiangsu Expressway Co. Ltd. Class H	734,000	632,657
Jiangxi Copper Co. Ltd. Class H	1,052,000	2,721,608
Kingboard Chemical Holdings Co. Ltd.	413,000	1,228,334
Kunlun Energy Co. Ltd.	2,166,000	4,024,542
Lee & Man Paper Manufacturing Ltd.[a]	1,117,000	586,601
Lenovo Group Ltd.[a]	4,314,000	3,467,877
Longfor Properties Co. Ltd.	1,014,000	1,789,862
Metallurgical Corp. of China Ltd. Class Hb	1,965,000	365,107
MMG Ltd.[b]	1,352,000	537,308
Nine Dragons Paper (Holdings) Ltd.[a]	1,149,000	809,484
Parkson Retail Group Ltd.[a]	948,000	802,431
PetroChina Co. Ltd. Class H	15,024,000	20,510,051
PICC Property and Casualty Co. Ltd. Class H	2,028,400	2,701,026
Ping An Insurance (Group) Co. of China Ltd. Class H	1,236,000	9,792,246
Poly Property Group Co. Ltd.[a,b]	1,357,000	824,700
Sany Heavy Equipment International Holdings Co. Ltd.[a]	676,000	355,007
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,352,000	1,828,241
Shanghai Electric Group Co. Ltd. Class H	2,312,000	939,710
Shanghai Industrial Holdings Ltd.[a]	359,000	1,153,425
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	373,600	692,240
Shimao Property Holdings Ltd.[a]	1,057,500	2,019,471
Shougang Fushan Resources Group Ltd.[a]	2,028,000	709,141
Shui On Land Ltd.	1,675,300	709,026
Sihuan Pharmaceutical Holdings Group Ltd.[a]	1,185,000	464,823

119

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October 31, 2012

Security	Shares	Value

Sino-Ocean Land Holdings Ltd.	2,074,500	$1,300,904
Sinopec Shanghai Petrochemical Co. Ltd. Class H	2,064,000	591,232
Sinopharm Group Co. Ltd. Class Ha	564,400	1,897,100
SOHO China Ltd.[a]	1,627,000	1,106,353
Sun Art Retail Group Ltd.	1,215,500	1,653,069
Tencent Holdings Ltd.	717,400	25,363,398
Tingyi (Cayman Islands) Holding Corp.[a]	1,444,000	4,294,708
Tsingtao Brewery Co. Ltd. Class H	236,000	1,275,914
Uni-President China Holdings Ltd.	676,000	850,446
Want Want China Holdings Ltd.[a]	4,218,000	5,769,098
Weichai Power Co. Ltd. Class Ha	406,400	1,439,433
Wumart Stores Inc. Class H	338,000	600,110
Yanzhou Coal Mining Co. Ltd. Class H	1,446,000	2,175,516
Yingde Gases Group Co. Ltd.	510,000	483,674
Yuexiu Property Co. Ltd.	3,676,000	1,010,301
Zhaojin Mining Industry Co. Ltd. Class H	560,500	940,187
Zhejiang Expressway Co. Ltd. Class H	998,000	727,570
Zhongsheng Group Holdings Ltd.[a]	363,000	469,321
Zhuzhou CSR Times Electric Co. Ltd. Class H	338,000	994,368
Zijin Mining Group Co. Ltd. Class Ha	4,308,000	1,734,306
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Ha	893,740	1,203,947
ZTE Corp. Class Ha	425,600	599,680

		468,714,199

HONG KONG — 12.12%
AIA Group Ltd.	7,098,000	28,117,057
ASM Pacific Technology Ltd.[a]	135,200	1,507,252
Bank of East Asia Ltd. (The)	1,036,800	3,846,169
BOC Hong Kong (Holdings) Ltd.	2,704,000	8,321,288
Cathay Pacific Airways Ltd.[a]	808,000	1,463,774
Cheung Kong (Holdings) Ltd.	1,014,000	14,980,936
Cheung Kong Infrastructure Holdings Ltd.	338,000	1,980,013
CLP Holdings Ltd.	1,306,000	11,138,844
First Pacific Co. Ltd.	1,352,000	1,505,508
Foxconn International Holdings Ltd.[b]	1,363,000	474,848
Galaxy Entertainment Group Ltd.[b]	1,014,000	3,486,829
Hang Lung Group Ltd.[a]	676,000	4,003,639
Hang Lung Properties Ltd.	1,690,000	5,876,801
Hang Seng Bank Ltd.	507,000	7,784,853
Henderson Land Development Co. Ltd.	688,000	4,767,143
Hong Kong and China Gas Co. Ltd. (The)	3,718,764	9,884,651
Hong Kong Exchanges and Clearing Ltd.	743,600	12,271,719
Hopewell Holdings Ltd.	338,500	1,220,776
Hutchison Whampoa Ltd.	1,523,000	14,984,258
Hysan Development Co. Ltd.	490,000	2,165,470
Kerry Properties Ltd.	507,500	2,517,839
Li & Fung Ltd.	4,058,000	6,806,924
Lifestyle International Holdings Ltd.	409,000	873,935
Link REIT (The)	1,690,000	8,406,333
MGM China Holdings Ltd.	540,800	976,923
MTR Corp. Ltd.	846,500	3,309,521
New World Development Co. Ltd.	2,371,000	3,665,083
NWS Holdings Ltd.	1,125,500	1,699,131
Orient Overseas International Ltd.	174,000	1,100,122
PCCW Ltd.	2,249,000	908,300
Power Assets Holdings Ltd.	1,014,500	8,626,467
Sands China Ltd.	1,662,400	6,252,729
Shangri-La Asia Ltd.	1,352,333	2,617,402
Sino Land Co. Ltd.	2,029,200	3,634,208
SJM Holdings Ltd.	1,352,000	2,944,724
Sun Hung Kai Properties Ltd.	1,065,000	14,827,453
Swire Pacific Ltd. Class A	507,000	6,015,271

Security	Shares	Value

Wharf (Holdings) Ltd. (The)	1,014,000	$6,940,949
Wheelock and Co. Ltd.	695,000	3,040,045
Wing Hang Bank Ltd.	169,000	1,792,479
Wynn Macau Ltd.[a]	1,139,600	3,227,620
Yue Yuen Industrial (Holdings) Ltd.	580,500	2,003,648

		231,968,934

INDIA — 9.02%
ACC Ltd.	32,675	837,633
Adani Enterprises Ltd.	152,647	611,070
Adani Ports and Special Economic Zone Ltd.	273,001	645,773
Aditya Birla Nuvo Ltd.	23,513	397,245
Ambuja Cements Ltd.	408,948	1,540,919
Asian Paints Ltd.	19,988	1,438,378
Axis Bank Ltd.	159,785	3,512,626
Bajaj Auto Ltd.	57,682	1,947,699
Bank of Baroda	54,645	737,116
Bank of India	83,193	427,602
Bharat Heavy Electricals Ltd.	429,350	1,794,179
Bharat Petroleum Corp. Ltd.	111,374	698,844
Bharti Airtel Ltd.	398,252	1,996,257
Cairn India Ltd.[b]	148,416	928,376
Canara Bank Ltd.	62,911	468,836
Cipla Ltd.	240,766	1,625,993
Coal India Ltd.	346,729	2,232,034
Dabur India Ltd.	295,371	682,766
DLF Ltd.	298,734	1,126,187
Dr. Reddy’s Laboratories Ltd.	70,094	2,288,691
GAIL (India) Ltd.	273,036	1,770,839
GMR Infrastructure Ltd.[b]	650,966	242,622
Godrej Consumer Products Ltd.	83,790	1,123,638
HCL Technologies Ltd.	77,129	871,725
HDFC Bank Ltd.	1,075,764	12,682,397
Hero Motocorp Ltd.	34,899	1,219,632
Hindalco Industries Ltd.	756,816	1,639,686
Hindustan Unilever Ltd.	628,573	6,386,802
Housing Development Finance Corp. Ltd.	935,719	13,260,440
ICICI Bank Ltd.	327,581	6,395,122
Idea Cellular Ltd.[b]	438,662	698,010
Infosys Ltd.	303,602	13,336,026
Infrastructure Development Finance Co. Ltd.	724,159	2,184,121
ITC Ltd.	1,605,365	8,431,934
Jaiprakash Associates Ltd.	677,062	1,099,384
Jindal Steel & Power Ltd.	259,079	1,870,310
JSW Steel Ltd.	60,635	832,400
Kotak Mahindra Bank Ltd.	185,504	2,081,941
Larsen & Toubro Ltd.	144,894	4,381,835
LIC Housing Finance Ltd.	206,636	933,597
Lupin Ltd.	100,607	1,059,370
Mahindra & Mahindra Ltd.	214,505	3,526,702
Maruti Suzuki (India) Ltd.	39,802	1,063,878
NTPC Ltd.	423,222	1,300,860
Oil & Natural Gas Corp. Ltd.	522,511	2,607,941
Piramal Healthcare Ltd.	43,160	398,425
Power Finance Corp. Ltd.	186,460	642,446
Power Grid Corp. of India Ltd.	806,638	1,709,392
Ranbaxy Laboratories Ltd.[b]	85,322	834,425
Reliance Capital Ltd.	69,834	495,829
Reliance Communications Ltd.	378,367	379,809
Reliance Industries Ltd.	921,235	13,794,122
Reliance Infrastructure Ltd.	78,431	684,513
Reliance Power Ltd.[b]	393,709	676,613

120

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October 31, 2012

Security	Shares	Value

Rural Electrification Corp. Ltd.	204,954	$820,464
Satyam Computer Services Ltd.[b]	424,444	861,591
Sesa Goa Ltd.	243,520	774,764
Shriram Transport Finance Co. Ltd.	85,326	991,571
Siemens Ltd.	42,428	541,914
State Bank of India	94,950	3,724,663
Sterlite Industries (India) Ltd.	899,100	1,666,331
Sun Pharmaceuticals Industries Ltd.	215,398	2,779,413
Tata Consultancy Services Ltd.	334,738	8,185,665
Tata Motors Ltd.	1,034,582	4,899,336
Tata Power Co. Ltd.	669,169	1,319,182
Tata Steel Ltd.	208,168	1,517,678
Titan Industries Ltd.	145,788	702,720
Ultratech Cement Ltd.	50,764	1,883,727
Unitech Ltd.[b]	955,401	410,257
United Phosphorus Ltd.	144,074	305,583
United Spirits Ltd.	58,493	1,278,430
Wipro Ltd.	339,712	2,214,332
Zee Entertainment Enterprises Ltd.	320,622	1,128,241

		172,560,872

INDONESIA — 3.74%
PT Adaro Energy Tbk	9,199,000	1,312,091
PT Astra Agro Lestari Tbk	346,000	754,680
PT Astra International Tbk	14,608,000	12,243,040
PT Bank Central Asia Tbk	8,983,000	7,668,985
PT Bank Danamon Indonesia Tbk	2,503,046	1,589,649
PT Bank Mandiri (Persero) Tbk	6,858,051	5,890,570
PT Bank Negara Indonesia (Persero) Tbk	4,603,415	1,845,200
PT Bank Rakyat Indonesia (Persero) Tbk	8,207,500	6,323,321
PT Bukit Asam (Persero) Tbk	661,000	1,101,093
PT Bumi Resources Tbk	10,751,500	738,781
PT Charoen Pokphand Indonesia Tbk	4,723,500	1,536,797
PT Gudang Garam Tbk	344,500	1,762,850
PT Indo Tambangraya Megah Tbk	213,500	903,568
PT Indocement Tunggal Prakarsa Tbk	1,141,500	2,543,269
PT Indofood Sukses Makmur Tbk	3,403,500	2,019,776
PT Indosat Tbk	704,500	476,757
PT Jasa Marga (Persero) Tbk	845,000	510,255
PT Kalbe Farma Tbk	13,695,000	1,383,045
PT Perusahaan Gas Negara (Persero) Tbk	7,345,500	3,556,124
PT Semen Gresik (Persero) Tbk	2,275,000	3,529,152
PT Telekomunikasi Indonesia (Persero) Tbk	6,929,000	7,033,602
PT Unilever Indonesia Tbk	1,014,000	2,750,099
PT United Tractors Tbk	1,269,343	2,788,458
PT Vale Indonesia Tbk	2,400,000	674,649
PT XL Axiata Tbk	901,500	642,923

		71,578,734

MALAYSIA — 4.96%
AirAsia Bhd	958,700	953,664
Alliance Financial Group Bhd	798,800	1,067,339
AMMB Holdings Bhd	1,127,300	2,361,186
Axiata Group Bhd	1,855,100	3,976,954
Berjaya Corp. Bhd	1,755,500	368,851
Berjaya Sports Toto Bhd	445,000	648,654
British American Tobacco (Malaysia) Bhd	81,700	1,696,227
Bumi Armada Bhd[b]	528,900	680,659
CIMB Group Holdings Bhd	3,570,200	8,943,081
DiGi.Com Bhd	2,211,500	3,855,241
Felda Global Ventures Holdings Bhd	743,600	1,142,498

Security	Shares	Value

Gamuda Bhd	1,174,900	$1,392,446
Genting Bhd	1,446,000	4,201,280
Genting Malaysia Bhd	2,010,300	2,369,329
Genting Plantations Bhd	153,400	452,243
Hong Leong Bank Bhd	377,100	1,817,409
Hong Leong Financial Group Bhd	103,700	439,176
IHH Healthcare Bhd[b]	1,419,600	1,523,996
IJM Corp. Bhd	777,700	1,279,145
IOI Corp. Bhd	2,482,200	4,123,418
Kuala Lumpur Kepong Bhd	338,000	2,376,875
Lafarge Malayan Cement Bhd	302,500	968,278
Malayan Banking Bhd	2,906,800	8,617,336
Malaysia Airports Holdings Bhd	287,600	548,574
Malaysia Marine and Heavy Engineering Holdings Bhd	309,400	490,611
Maxis Communications Bhd	1,582,000	3,614,813
MISC Bhd	949,700	1,321,972
MMC Corp. Bhd	524,200	449,167
Parkson Holdings Bhd	370,300	589,611
Petronas Chemicals Group Bhd	1,796,300	3,833,208
Petronas Dagangan Bhd	135,200	980,045
Petronas Gas Bhd	473,200	3,044,885
PPB Group Bhd	338,000	1,493,592
Public Bank Bhd Foreign	777,400	4,052,893
RHB Capital Bhd	405,900	999,426
Sapurakencana Petroleum Bhd[b]	1,616,000	1,331,635
Sime Darby Bhd	1,887,500	6,060,325
SP Setia Bhd	325,200	385,414
Telekom Malaysia Bhd	750,000	1,472,423
Tenaga Nasional Bhd	2,028,800	4,629,074
UEM Land Holdings Bhd[b]	828,000	576,284
UMW Holdings Bhd	259,000	848,595
YTL Corp. Bhd	3,260,800	1,873,408
YTL Power International Bhd	1,936,200	1,036,115

		94,887,355

PHILIPPINES — 1.23%
Aboitiz Equity Ventures Inc.	1,259,600	1,475,317
Aboitiz Power Corp.	998,200	802,049
Alliance Global Group Inc.	2,391,800	863,940
Ayala Corp.	166,348	1,788,862
Ayala Land Inc.	3,369,400	1,926,189
Bank of the Philippine Islands	852,114	1,675,476
BDO Unibank Inc.[b]	1,076,189	1,671,953
DMCI Holdings Inc.	382,000	500,740
Energy Development Corp.	6,962,900	1,127,383
Globe Telecom Inc.	19,180	530,773
International Container Terminal Services Inc.	452,100	779,199
Jollibee Foods Corp.	406,350	1,042,631
Manila Electric Co.	150,870	1,021,792
Metropolitan Bank & Trust Co.	361,336	833,279
Philippine Long Distance Telephone Co.	27,520	1,770,312
San Miguel Corp.	291,094	770,928
SM Investments Corp.	134,940	2,630,339
SM Prime Holdings Inc.	4,029,325	1,418,260
Universal Robina Corp.	519,600	906,888

		23,536,310

SINGAPORE — 7.20%
Ascendas REIT	1,569,535	3,036,025
CapitaLand Ltd.	1,690,500	4,530,909
CapitaMall Trust Management Ltd.	1,925,800	3,330,550

121

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October 31, 2012

Security	Shares	Value

CapitaMalls Asia Ltd.	676,000	$1,025,040
City Developments Ltd.	377,000	3,541,183
ComfortDelGro Corp. Ltd.	1,352,000	1,872,776
COSCO Corp. (Singapore) Ltd.[a]	906,000	653,481
DBS Group Holdings Ltd.	1,217,500	13,870,948
Fraser and Neave Ltd.	721,000	5,413,188
Genting Singapore PLC[a]	4,463,600	4,865,856
Global Logistic Properties Ltd.	1,352,000	2,847,949
Golden Agri-Resources Ltd.	4,865,707	2,492,576
Hutchison Port Holdings Trust	3,469,371	2,706,109
Jardine Cycle & Carriage Ltd.	78,000	3,148,002
Keppel Corp. Ltd.	1,062,600	9,284,305
Keppel Land Ltd.	676,000	1,883,857
Neptune Orient Lines Ltd.[a,b]	705,000	670,300
Noble Group Ltd.	2,860,364	3,071,249
Olam International Ltd.[a]	1,096,000	1,769,698
Oversea-Chinese Banking Corp. Ltd.	1,746,000	13,022,909
SembCorp Industries Ltd.	780,000	3,477,890
SembCorp Marine Ltd.[a]	676,000	2,609,696
Singapore Airlines Ltd.	348,000	3,023,483
Singapore Exchange Ltd.	676,000	3,728,929
Singapore Press Holdings Ltd.[a]	975,000	3,228,556
Singapore Technologies Engineering Ltd.	1,135,000	3,274,620
Singapore Telecommunications Ltd.	5,746,000	15,165,051
StarHub Ltd.	338,000	1,019,499
United Overseas Bank Ltd.	889,000	13,312,594
UOL Group Ltd.	338,000	1,568,034
Wilmar International Ltd.[a]	1,352,000	3,424,187
Yangzijiang Shipbuilding (Holdings) Ltd.	1,124,000	833,753

		137,703,202

SOUTH KOREA — 19.45%
AmorePacific Corp.[a]	2,250	2,558,225
AmorePacific Group	1,690	728,315
BS Financial Group Inc.	128,140	1,451,063
Celltrion Inc.[a]	73,491	1,809,310
Cheil Industries Inc.	33,259	2,848,332
CJ CheilJedang Corp.	5,325	1,672,302
CJ Corp.	9,843	961,195
Daelim Industrial Co. Ltd.[a]	19,777	1,376,375
Daewoo Engineering & Construction Co. Ltd.[b]	79,020	672,387
Daewoo International Corp.	22,840	877,495
Daewoo Securities Co. Ltd.	123,597	1,246,623
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[a]	66,430	1,425,327
DGB Financial Group Inc.	97,430	1,232,839
Dongbu Insurance Co. Ltd.	29,080	1,318,546
Dongkuk Steel Mill Co. Ltd.[a]	24,560	315,276
Doosan Corp.	6,838	790,013
Doosan Heavy Industries & Construction Co. Ltd.	33,447	1,432,216
Doosan Infracore Co. Ltd.[b]	70,640	1,042,824
E-Mart Co. Ltd.	14,860	3,222,437
GS Engineering & Construction Corp.[a]	25,258	1,422,007
GS Holdings Corp.	35,272	2,218,650
Hana Financial Group Inc.	160,190	4,663,518
Hankook Tire Co. Ltd.[b]	53,256	2,246,264
Hanwha Chemical Corp.	57,920	961,262
Hanwha Corp.	34,100	973,973
Hanwha Life Insurance Co. Ltd.	139,750	985,400
Honam Petrochemical Corp.	10,157	2,076,848
Hyosung Corp.	17,406	959,197
Hyundai Department Store Co. Ltd.[a]	10,824	1,344,812
Hyundai Development Co.	38,140	685,443

Security	Shares	Value

Hyundai Engineering & Construction Co. Ltd.[a]	47,275	$2,847,944
Hyundai Glovis Co. Ltd.	9,068	1,887,434
Hyundai Heavy Industries Co. Ltd.	29,717	6,239,862
Hyundai Hysco Co. Ltd.	20,900	835,540
Hyundai Marine & Fire Insurance Co. Ltd.	45,160	1,459,646
Hyundai Merchant Marine Co. Ltd.[a,b]	33,890	815,709
Hyundai Mipo Dockyard Co. Ltd.	7,395	789,948
Hyundai Mobis Co. Ltd.	48,241	12,296,899
Hyundai Motor Co.[a]	109,107	22,459,675
Hyundai Securities Co. Ltd.	90,900	697,628
Hyundai Steel Co.	39,447	2,839,345
Hyundai Wia Corp.	10,549	1,707,224
Industrial Bank of Korea	119,620	1,316,193
Kangwon Land Inc.	64,730	1,507,557
KB Financial Group Inc.	261,032	8,879,779
KCC Corp.	2,982	836,688
Kia Motors Corp.	185,356	10,299,444
Korea Aerospace Industries Ltd.	26,000	653,218
Korea Electric Power Corp.[b]	183,890	4,771,765
Korea Exchange Bank[b]	195,430	1,354,714
Korea Gas Corp.	18,190	1,277,603
Korea Investment Holdings Co. Ltd.	29,590	1,012,018
Korea Zinc Co. Ltd.	5,818	2,389,936
Korean Air Lines Co. Ltd.[b]	27,046	1,213,920
KP Chemical Corp.	31,010	307,086
KT Corp.	21,110	715,216
KT&G Corp.	79,042	6,022,731
Kumho Petro Chemical Co. Ltd.	9,164	899,090
LG Chem Ltd.[a]	32,811	9,206,094
LG Corp.	68,005	4,152,882
LG Display Co. Ltd.[b]	164,150	4,876,637
LG Electronics Inc.[a]	75,302	5,240,621
LG Household & Health Care Ltd.	6,534	3,840,358
LG Innotek Co. Ltd.[b]	6,435	444,302
LG Uplus Corp.	179,470	1,146,989
Lotte Confectionery Co. Ltd.	451	649,662
Lotte Shopping Co. Ltd.	7,124	2,204,612
LS Corp.	12,123	991,538
LS Industrial Systems Co. Ltd.	10,303	644,292
Mando Corp.	8,650	1,142,124
Mirae Asset Securities Co. Ltd.	16,900	458,683
NCsoft Corp.	10,782	2,066,237
NHN Corp.	29,051	6,726,002
OCI Co. Ltd.[a]	10,949	1,546,072
ORION Corp.	2,403	2,256,255
POSCO	46,370	14,604,892
S-Oil Corp.	31,811	2,913,918
S1 Corp.	11,701	705,965
Samsung C&T Corp.	88,612	4,818,166
Samsung Card Co. Ltd.	31,548	1,220,728
Samsung Electro-Mechanics Co. Ltd.	42,521	3,641,538
Samsung Electronics Co. Ltd.	78,078	93,785,237
Samsung Engineering Co. Ltd.	21,257	2,777,483
Samsung Fire & Marine Insurance Co. Ltd.	25,599	5,598,167
Samsung Heavy Industries Co. Ltd.[a]	114,310	3,495,542
Samsung Life Insurance Co. Ltd.	42,601	3,671,826
Samsung SDI Co. Ltd.	24,554	3,084,447
Samsung Securities Co. Ltd.	42,592	1,907,775
Samsung Techwin Co. Ltd.	26,902	1,408,495
Shinhan Financial Group Co. Ltd.	294,380	10,108,684
Shinsegae Co. Ltd.	5,008	895,434
SK C&C Co. Ltd.	15,797	1,386,185
SK Holdings Co. Ltd.	18,104	2,523,206

122

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

October 31, 2012

Security	Shares	Value

SK Hynix Inc.[b]	368,760	$8,402,426
SK Innovation Co. Ltd.	42,795	6,297,999
SK Networks Co. Ltd.	84,340	738,536
SK Telecom Co. Ltd.	6,857	965,110
Woongjin Coway Co. Ltd.	38,110	1,387,279
Woori Finance Holdings Co. Ltd.	258,370	2,440,135
Woori Investment & Securities Co. Ltd.	87,259	844,106
Yuhan Corp.	6,397	1,105,662

		372,174,587

TAIWAN — 13.95%
Acer Inc.[b]	1,735,000	1,342,268
Advanced Semiconductor Engineering Inc.	3,863,863	2,909,884
Advantech Co. Ltd.	214,000	739,889
Airtac International Group	32,000	150,073
Asia Cement Corp.	1,409,272	1,756,012
ASUSTeK Computer Inc.	480,100	5,144,075
AU Optronics Corp.[b]	5,255,580	1,996,985
Capital Securities Corp.	1,215,500	404,439
Catcher Technology Co. Ltd.	400,000	1,738,982
Cathay Financial Holding Co. Ltd.	5,037,613	5,061,325
Chang Hwa Commercial Bank Ltd.	2,977,332	1,503,317
Cheng Shin Rubber Industry Co. Ltd.	1,239,264	3,101,077
Cheng Uei Precision Industry Co. Ltd.	342,383	758,312
Chicony Electronics Co. Ltd.	358,948	787,627
Chimei Innolux Corp.[b]	3,964,925	1,479,424
China Airlines Ltd.[b]	1,902,330	742,373
China Development Financial Holding Corp.[b]	8,989,734	2,009,515
China Life Insurance Co. Ltd.[b]	1,127,539	880,030
China Motor Co. Ltd.	340,000	306,102
China Petrochemical Development Corp.	1,063,800	739,243
China Steel Corp.	8,131,640	6,986,878
Chinatrust Financial Holding Co. Ltd.	7,779,524	4,287,560
Chunghwa Telecom Co. Ltd.	2,726,110	8,548,110
Clevo Co.	338,000	441,989
Compal Electronics Inc.	3,042,000	1,916,056
CTCI Corp.	338,000	672,240
Delta Electronics Inc.	1,352,000	4,618,899
E Ink Holdings Inc.	676,000	543,808
E.Sun Financial Holding Co. Ltd.	2,841,759	1,425,135
Epistar Corp.	523,000	832,503
Eternal Chemical Co. Ltd.	495,350	385,767
EVA Airways Corp.[b]	1,193,400	692,448
Evergreen Marine Corp. Ltd.[b]	1,042,095	536,877
Everlight Electronics Co. Ltd.	338,000	352,897
Far Eastern Department Stores Co. Ltd.	703,713	662,460
Far Eastern New Century Corp.	2,132,263	2,207,992
Far EasTone Telecommunications Co. Ltd.	1,184,000	2,731,762
Farglory Land Development Co. Ltd.	246,000	413,474
Feng Hsin Iron & Steel Co. Ltd.	338,000	534,552
First Financial Holding Co. Ltd.	4,302,706	2,445,012
Formosa Chemicals & Fibre Corp.	2,046,000	4,846,665
Formosa International Hotels Corp.	24,530	262,409
Formosa Petrochemical Corp.	800,000	2,327,771
Formosa Plastics Corp.	2,841,000	7,741,330
Formosa Taffeta Co. Ltd.	420,000	370,218
Foxconn Technology Co. Ltd.	528,192	1,835,224
Fubon Financial Holding Co. Ltd.	3,718,111	3,818,342
Giant Manufacturing Co. Ltd.	214,000	1,106,170
Highwealth Construction Corp.	338,000	492,320
Hiwin Technologies Corp.	119,290	767,703
Hon Hai Precision Industry Co. Ltd.	7,272,030	22,080,584

Security	Shares	Value

Hotai Motor Co. Ltd.	172,000	$1,224,681
HTC Corp.	505,450	3,650,833
Hua Nan Financial Holdings Co. Ltd.	3,626,758	1,905,716
Inotera Memories Inc.[b]	1,335,000	181,427
Inventec Corp.	1,594,460	545,268
Kinsus Interconnect Technology Corp.	194,000	533,272
Largan Precision Co. Ltd.	69,000	1,469,166
LCY Chemical Corp.	378,969	391,780
Lite-On Technology Corp.	1,452,722	1,849,936
Macronix International Co. Ltd.	2,387,380	621,107
MediaTek Inc.	688,000	7,642,482
Mega Financial Holding Co. Ltd.	5,636,524	4,100,167
Motech Industries Inc.[b]	222,149	171,103
MStar Semiconductor Inc.	338,367	2,866,781
Nan Kang Rubber Tire Co. Ltd.	438,266	507,091
Nan Ya Plastics Corp.	3,380,000	5,958,751
Nan Ya Printed Circuit Board Corp.	138,510	159,076
Novatek Microelectronics Corp. Ltd.	355,000	1,336,757
Pegatron Corp.	1,143,000	1,443,789
Phison Electronics Corp.	86,000	660,916
Pou Chen Corp.	1,481,000	1,498,110
Powertech Technology Inc.	498,200	774,267
President Chain Store Corp.	414,000	2,047,856
Quanta Computer Inc.	1,766,000	4,038,299
Radiant Opto-Electronics Corp.	348,260	1,448,475
Realtek Semiconductor Corp.	342,399	644,654
Richtek Technology Corp.	99,000	538,845
Ruentex Development Co. Ltd.	419,906	704,335
Ruentex Industries Ltd.	349,855	789,232
Shin Kong Financial Holding Co. Ltd.[b]	4,188,000	1,085,260
Siliconware Precision Industries Co. Ltd.	2,118,575	2,066,902
Simplo Technology Co. Ltd.	198,550	978,732
Sino-American Silicon Products Inc.	338,398	326,669
SinoPac Financial Holdings Co. Ltd.	4,319,022	1,670,687
Standard Foods Corp.	209,560	537,306
Synnex Technology International Corp.	901,000	1,906,095
Taishin Financial Holdings Co. Ltd.	4,034,716	1,443,313
Taiwan Business Bank Ltd.[b]	1,801,279	501,306
Taiwan Cement Corp.	2,366,000	3,033,178
Taiwan Cooperative Financial Holding Co. Ltd.	3,373,889	1,755,519
Taiwan Fertilizer Co. Ltd.	521,000	1,241,304
Taiwan Glass Industry Corp.	706,780	676,235
Taiwan Mobile Co. Ltd.	1,221,000	4,263,312
Taiwan Semiconductor Manufacturing Co. Ltd.	17,355,670	52,698,260
Teco Electric and Machinery Co. Ltd.	1,014,000	689,017
TPK Holding Co. Ltd.	106,974	1,343,927
Transcend Information Inc.	137,000	344,698
Tripod Technology Corp.	338,540	654,771
TSRC Corp.	403,110	822,434
Tung Ho Steel Enterprise Corp.	475,000	450,407
U-Ming Marine Transport Corp.	378,000	573,227
Uni-President Enterprises Co.	2,960,319	5,229,010
Unimicron Technology Corp.	915,000	936,534
United Microelectronics Corp.	8,874,000	3,295,949
Walsin Lihwa Corp.[b]	2,215,000	606,590
Wan Hai Lines Ltd.[b]	794,100	388,725
Wintek Corp.[b]	1,027,038	406,069
Wistron Corp.	1,474,299	1,415,630
WPG Holdings Co. Ltd.	1,014,240	1,225,594
Yang Ming Marine Transport Corp.[b]	1,045,300	407,922
Yuanta Financial Holding Co. Ltd.	5,746,858	2,596,783
Yulon Motor Co. Ltd.	585,000	1,023,312
Zhen Ding Technology Holding Ltd.	82,950	219,212

		266,954,168

123

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

October 31, 2012

Security	Shares	Value

THAILAND — 2.93%
Advanced Information Service PCL NVDR	608,600	$3,921,648
Bangkok Bank PCL Foreign	574,600	3,393,233
Bangkok Bank PCL NVDR	389,525	2,249,459
Bank of Ayudhya PCL NVDR	1,564,700	1,518,755
Banpu PCL NVDR	92,600	1,184,313
BEC World PCL NVDR	771,900	1,485,876
Charoen Pokphand Foods PCL NVDR	2,037,500	2,343,291
CP All PCL NVDR	3,272,600	4,244,237
Glow Energy PCL NVDR	401,900	937,548
Indorama Ventures PCL NVDR	969,900	846,487
IRPC PCL NVDR	8,197,900	1,150,113
Kasikornbank PCL Foreign	811,200	4,763,981
Kasikornbank PCL NVDR	473,275	2,763,988
Krung Thai Bank PCL NVDR	3,304,175	1,951,242
PTT Exploration & Production PCL NVDR	862,100	4,669,122
PTT Global Chemical PCL NVDR	1,099,576	2,188,390
PTT PCL NVDR	574,600	5,961,592
Siam Cement PCL Foreign	202,800	2,752,522
Siam Cement PCL NVDR	67,600	824,874
Siam Commercial Bank PCL NVDR	1,052,200	5,527,054
Thai Oil PCL NVDR	610,600	1,329,773

		56,007,498

TOTAL COMMON STOCKS
(Cost: $1,864,122,002)		1,896,085,859

PREFERRED STOCKS — 0.73%

SOUTH KOREA — 0.73%
Hyundai Motor Co. Ltd.	16,539	1,013,025
Hyundai Motor Co. Ltd. Series 2[a]	27,145	1,779,632
LG Chem Ltd.[a]	6,092	544,627
Samsung Electronics Co. Ltd.	14,536	10,556,127

		13,893,411

TOTAL PREFERRED STOCKS
(Cost: $11,609,613)		13,893,411

SHORT-TERM INVESTMENTS — 4.65%

MONEY MARKET FUNDS — 4.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	81,793,806	81,793,806
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	5,839,262	5,839,262

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	1,283,740	$1,283,740

		88,916,808

TOTAL SHORT-TERM INVESTMENTS
(Cost: $88,916,808)		88,916,808

TOTAL INVESTMENTS IN SECURITIES — 104.47%
(Cost: $1,964,648,423)		1,998,896,078
Other Assets, Less Liabilities — (4.47)%		(85,458,908)

NET ASSETS — 100.00%		$1,913,437,170

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to consolidated schedules of investments.

124

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.62%

CHINA — 16.44%
Ajisen (China) Holdings Ltd.[a]	5,000	$3,458
Anxin-China Holdings Ltd.	16,000	3,551
Asian Citrus Holdings Ltd.	7,000	3,920
Baoye Group Co. Ltd. Class H	6,000	3,066
Beijing Capital Land Ltd. Class H	12,000	3,592
Beijing Enterprises Water Group Ltd.[a]	20,000	4,594
Billion Industrial Holdings Ltd.	6,000	3,136
Biostime International Holdings Ltd.	1,500	3,848
C C Land Holdings Ltd.	15,000	3,445
China Aerospace International Holdings Ltd.	44,000	3,520
China Aoyuan Property Group Ltd.	24,000	3,314
China Datang Corp. Renewable Power Co. Ltd. Class Ha	33,000	3,619
China Dongxiang (Group) Co. Ltd.	31,000	3,880
China Everbright International Ltd.[a]	11,000	5,663
China High Speed Transmission Equipment Group Co. Ltd.[b]	10,000	3,445
China Lilang Ltd.	5,000	2,845
China Lumena New Materials Corp.[a]	20,000	4,077
China Medical System Holdings Ltd.	6,000	3,461
China Metal Recycling Holdings Ltd.[a]	4,200	4,200
China Modern Dairy Holdings Ltd.[b]	12,000	3,112
China Oil and Gas Group Ltd.[b]	40,000	4,800
China Overseas Grand Oceans Group Ltd.	4,000	4,186
China Power International Development Ltd.[a]	13,000	3,539
China Power New Energy Development Co. Ltd.[a,b]	100,000	4,065
China Precious Metal Resources Holdings Co. Ltd.[a,b]	20,000	3,845
China Properties Group Ltd.[b]	11,000	3,407
China Rare Earth Holdings Ltd.	14,000	3,197
China Sanjiang Fine Chemicals Co. Ltd.	12,000	3,871
China SCE Property Holdings Ltd.	15,000	3,445
China Shineway Pharmaceutical Group Ltd.	2,000	3,200
China South City Holdings Ltd.	22,000	3,492
China Suntien Green Energy Corp. Ltd. Class Ha	17,000	3,466
China Travel International Investment Hong Kong Ltd.[a]	18,000	3,484
China Vanadium Titano-Magnetite Mining Co. Ltd.[a]	21,000	4,037
China Water Affairs Group Ltd.	14,000	3,685
China Wireless Technologies Ltd.	20,000	5,832
CITIC Resources Holdings Ltd.[b]	26,000	3,992
Comba Telecom Systems Holdings Ltd.[a]	12,000	4,692
Cosco International Holdings Ltd.	8,000	3,241
DaChan Food Asia Ltd.	20,000	2,865
DBA Telecommunications (Asia) Holdings Ltd.	10,000	5,458
Digital China Holdings Ltd.	5,000	8,413
Dongyue Group Ltd.	7,000	4,001
Fantasia Holdings Group Co. Ltd.	33,000	3,321
First Tractor Co. Ltd. Class Hb	4,000	3,339
Fufeng Group Ltd.	10,000	3,807
Glorious Property Holdings Ltd.[b]	22,000	3,463
Golden Meditech Holdings Ltd.	28,000	3,324
Goldlion Holdings Ltd.	7,000	3,188
Greentown China Holdings Ltd.[a]	4,000	4,929
Haitian International Holdings Ltd.[a]	4,000	4,939
Harbin Electric Co. Ltd. Class H	4,000	3,308
Henderson Investment Ltd.	41,000	3,174
Hidili Industry International Development Ltd.	15,000	3,813
HKC (Holdings) Ltd.	79,000	3,160
Hopson Development Holdings Ltd.[b]	6,000	5,783

Security	Shares	Value

Hosa International Ltd.	10,000	$3,019
Hua Han Bio-Pharmaceutical Holdings Ltd. Class H	16,000	3,696
Hunan Nonferrous Metal Corp. Ltd. Class Ha,b	12,000	3,561
Interchina Holdings Co. Ltd.[b]	50,000	3,194
Ju Teng International Holdings Ltd.	8,000	3,200
Kai Yuan Holdings Ltd.[b]	120,000	3,252
Kaisa Group Holdings Ltd.[b]	17,000	3,181
Kingboard Laminates Holdings Ltd.	8,000	3,407
Kingdee International Software Group Co. Ltd.[b]	22,000	4,570
Kingsoft Corp. Ltd.	7,000	4,065
Kingway Brewery Holdings Ltd.	12,000	4,258
KWG Property Holdings Ltd.[a]	7,500	4,471
Li Ning Co. Ltd.[b]	6,500	3,447
Lianhua Supermarket Holdings Co. Ltd. Class H	4,000	3,231
Lonking Holdings Ltd.[a]	18,000	4,227
Maoye International Holdings Ltd.	17,000	3,422
Min Xin Holdings Ltd.	6,000	3,298
Minth Group Ltd.	4,000	4,041
New World Department Store China Ltd.[a]	6,000	3,600
North Mining Shares Co. Ltd.[b]	60,000	3,368
NVC Lighting Holdings Ltd.	17,000	4,497
Pacific Online Ltd.	10,000	3,148
PCD Stores Ltd.	44,000	4,145
Phoenix Satellite Television Holdings Ltd.	10,000	3,187
Ports Design Ltd.	4,000	2,844
Qingling Motors Co. Ltd. Class H	14,000	3,396
Real Nutriceutical Group Ltd.	11,000	3,932
Renhe Commercial Holdings Co. Ltd.[a,b]	74,000	3,151
REXLot Holdings Ltd.[a]	50,000	3,613
Road King Infrastructure Ltd.	5,000	3,484
Semiconductor Manufacturing International Corp.[b]	127,000	4,998
Shanghai Prime Machinery Co. Ltd. Class H	24,000	3,437
Shenzhen Expressway Co. Ltd. Class H	10,000	3,794
Shenzhen International Holdings Ltd.	57,500	4,748
Shenzhen Investment Ltd.	14,000	3,721
Shenzhou International Group Holdings Ltd.	3,000	5,845
Sino Biopharmaceutical Ltd.[a]	16,000	6,379
Sino Oil And Gas Holdings Ltd.[a,b]	150,000	2,903
Sinofert Holdings Ltd.	16,000	3,386
Sinolink Worldwide Holdings Ltd.[b]	48,000	3,592
Sinopec Kantons Holdings Ltd.[a]	6,000	4,475
Sinotrans Ltd. Class H	23,000	3,561
Sinotrans Shipping Ltd.	15,000	3,677
Skyworth Digital Holdings Ltd.	10,000	5,406
SRE Group Ltd.[b]	68,000	2,676
Sunac China Holdings Ltd.[a]	7,000	3,703
Tech Pro Technology Development Ltd.[b]	10,000	3,755
Tianjin Port Development Holdings Ltd.[a]	30,000	3,716
Tianneng Power International Ltd.	6,000	4,057
Tibet 5100 Water Resources Holdings Ltd.[a]	12,000	3,391
Tong Ren Tang Technologies Co. Ltd. Class H	2,000	3,597
Towngas China Co. Ltd.	4,000	3,148
Travelsky Technology Ltd. Class H	6,000	3,097
Trony Solar Holdings Co. Ltd.[c]	94,000	5,731
Vinda International Holdings Ltd.[a]	3,000	4,188
VODone Ltd.	36,000	3,484
West China Cement Ltd.	20,000	3,613
Xiamen International Port Co. Ltd. Class H	32,000	3,716
Xingda International Holdings Ltd.[a]	11,000	3,889
Xinhua Winshare Publishing and Media Co. Ltd. Class H	7,000	3,757
XTEP International Holdings Ltd.[a]	8,500	3,707
Yip’s Chemical Holdings Ltd.	6,000	4,049
Yuexiu Real Estate Investment Trust	7,000	3,342
Yuexiu Transport Infrastructure Ltd.	10,000	4,490

		460,440

125

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

October 31, 2012

Security	Shares	Value

HONG KONG — 9.81%
AAC Technologies Holdings Inc.	4,000	$14,297
Brightoil Petroleum (Holdings) Ltd.	17,000	3,422
Cafe de Coral Holdings Ltd.	2,000	5,923
Champion REIT	12,000	5,636
China Financial International Investments Ltd.[a,b]	50,000	2,742
China Singyes Solar Technologies Holdings Ltd.[a]	9,000	5,330
Chow Sang Sang Holdings International Ltd.	2,000	4,268
CSI Properties Ltd.	76,000	3,089
CST Mining Group Ltd.[b]	232,000	3,293
Dah Sing Banking Group Ltd.	3,600	3,600
Dah Sing Financial Holdings Ltd.	1,200	4,614
Emperor Watch & Jewellery Ltd.	40,000	3,819
Esprit Holdings Ltd.[a]	8,000	10,405
G-Resources Group Ltd.[b]	108,000	5,156
Giordano International Ltd.	8,000	6,648
Glorious Sun Enterprises Ltd.	10,000	2,761
Great Eagle Holdings Ltd.	2,000	5,935
HKR International Ltd.	8,000	3,840
Hongkong Chinese Ltd.	19,231	3,226
Hutchison Telecommunications Hong Kong Holdings Ltd.	16,000	6,648
Johnson Electric Holdings Ltd.	9,500	6,104
K. Wah International Holdings Ltd.	8,000	3,634
Kowloon Development Co. Ltd.	4,000	4,604
Lijun International Pharmaceutical (Holding) Co. Ltd.	18,000	4,877
Luk Fook Holdings International Ltd.	2,000	5,027
Melco International Development Ltd.	5,000	4,845
Midland Holdings Ltd.	6,000	3,027
Newocean Energy Holdings Ltd.	14,000	5,383
Pacific Basin Shipping Ltd.	10,000	5,355
Pacific Textile Holdings Ltd.	5,000	3,310
Pico Far East Holdings Ltd.	16,000	3,923
Prosperity REIT	13,000	3,724
Regal Hotels International Holdings Ltd.	8,000	3,520
Regal REIT	12,000	3,267
Sa Sa International Holdings Ltd.	6,000	4,126
Shun Tak Holdings Ltd.	10,000	3,987
Silver Base Group Holdings Ltd.	21,525	9,165
Singamas Container Holdings Ltd.	14,000	3,541
SmarTone Telecommunications Holding Ltd.	2,000	4,041
SOCAM Development Ltd.	4,000	4,155
Stella International Holdings Ltd.	2,500	6,581
Sunlight REIT	9,000	3,681
Techtronic Industries Co. Ltd.	8,000	15,236
Television Broadcasts Ltd.	1,908	14,218
Texwinca Holdings Ltd.	4,000	3,185
Trinity Ltd.	6,000	4,204
Value Partners Group Ltd.	8,000	4,366
Vitasoy International Holdings Ltd.	6,000	5,698
VTech Holdings Ltd.	1,000	11,877
Xinyi Glass Holdings Co. Ltd.	12,000	6,735
Yanchang Petroleum International Ltd.[a,b]	75,000	4,839

		274,887

INDIA — 8.51%
Amtek Auto Ltd.	1,889	2,509
Apollo Hospitals Enterprise Ltd.	512	7,423
Arvind Ltd.	2,673	4,052

Security	Shares	Value

Ashok Leyland Ltd.	9,140	$3,984
Aurobindo Pharma Ltd.	1,513	4,456
Bata India Ltd.	189	3,001
Bharat Forge Ltd.	860	4,341
Biocon Ltd.	636	3,139
Britannia Industries Ltd.	336	3,021
Century Textiles & Industries Ltd.	534	3,838
CESC Ltd.	572	2,920
Chambal Fertilizers & Chemicals Ltd.	2,539	3,162
Core Education & Technologies Ltd.	558	3,232
Educomp Solutions Ltd.	1,154	3,163
Emami Ltd.	357	3,803
Federal Bank Ltd.	1,010	9,098
Financial Technologies (India) Ltd.	199	3,682
Gateway Distriparks Ltd.	1,331	3,539
Gitanjali Gems Ltd.	498	3,719
Godrej Industries Ltd.	775	4,350
Gujarat Gas Co. Ltd.	567	3,151
Havells India Ltd.	329	3,529
Hexaware Technologies Ltd.	1,809	3,766
Housing Development & Infrastructure Ltd.[b]	2,497	4,454
IFCI Ltd.	6,519	3,363
Indiabulls Financial Services Ltd.	1,307	6,073
Indiabulls Infrastructure and Power Ltd.[b]	80,481	9,500
Indiabulls Real Estate Ltd.	3,881	4,134
Indian Hotels Co. Ltd.	3,608	4,222
Indraprastha Gas Ltd.	699	3,341
IRB Infrastructure Developers Ltd.	1,333	3,024
IVRCL Ltd. Class L	4,346	3,211
Jammu & Kashmir Bank Ltd.	247	5,623
Jindal Saw Ltd.	1,421	3,013
Jubilant Foodworks Ltd.[b]	197	4,625
Karnataka Bank Ltd.	2,028	5,112
Kemrock Industries & Exports Ltd.	1,451	2,005
Lanco Infratech Ltd.[b]	31,524	7,061
Maharashtra Seamless Ltd.	597	3,676
Mahindra & Mahindra Financial Services Ltd.	398	6,412
Manappuram Finance Ltd.	4,866	3,333
MAX India Ltd.[b]	1,212	5,455
McLeod Russel India Ltd.	537	3,021
Merck Ltd.[b]	269	3,096
Monnet Ispat & Energy Ltd.	580	3,170
Pipavav Defence & Offshore Engineering Co. Ltd.[b]	2,430	3,569
Punj Lloyd Ltd.	3,763	3,529
Rajesh Exports Ltd.	1,396	3,179
Raymond Ltd.	489	3,475
Redington India Ltd.	2,227	3,355
Ruchi Soya Industries Ltd.	1,998	2,468
Shree Renuka Sugars Ltd.	5,481	3,204
Sintex Industries Ltd.	3,105	3,726
Strides Arcolab Ltd.	239	3,973
Tata Global Beverages Ltd.	2,124	5,928
Thermax Ltd.	355	3,860
Torrent Pharmaceuticals Ltd.	238	2,981
Voltas Ltd.	1,515	3,120
Wockhardt Ltd.[b]	153	4,264

		238,433

INDONESIA — 4.95%
PT ABM Investama Tbk[b]	8,000	2,874
PT AKR Corporindo Tbk	10,000	4,633
PT Alam Sutera Realty Tbk	66,000	3,985

126

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

October 31, 2012

Security	Shares	Value

PT Aneka Tambang (Persero) Tbk	21,500	$2,865
PT Bakrie and Brothers Tbk[b]	2,383,498	12,408
PT Bakrie Telecom Tbk[b]	199,000	1,243
PT Bakrieland Development Tbk[b]	572,500	3,874
PT Bank Bukopin Tbk	45,000	2,998
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	29,500	3,378
PT Bank Tabungan Negara (Persero) Tbk	22,000	3,482
PT Benakat Petroleum Energy Tbk[b]	157,500	2,919
PT Bhakti Investama Tbk	133,000	7,616
PT BW Plantation Tbk	20,000	2,998
PT Ciputra Development Tbk	70,000	4,956
PT Ciputra Property Tbk	53,000	3,642
PT Citra Marga Nusaphala Persada Tbk	14,500	3,510
PT Energi Mega Persada Tbk[b]	311,000	2,946
PT Gajah Tunggal Tbk	12,000	2,717
PT Garuda Indonesia (Persero) Tbk[b]	45,500	3,269
PT Holcim Indonesia Tbk	11,000	3,722
PT Indah Kiat Pulp and Paper Tbk[b]	27,500	2,806
PT Indika Energy Tbk	19,000	3,066
PT Japfa Comfeed Indonesia Tbk	6,500	3,299
PT Kawasan Industri Jababeka Tbk[b]	155,500	3,319
PT Lippo Karawaci Tbk	115,500	11,183
PT Medco Energi Internasional Tbk	17,500	2,879
PT Mitra Adiperkasa Tbk	5,000	3,410
PT Nippon Indosari Corpindo Tbk	5,000	3,123
PT Ramayana Lestari Sentosa Tbk	28,000	3,236
PT Sentul City Tbk[b]	150,000	3,014
PT Summarecon Agung Tbk	29,500	5,375
PT Surya Semesta Internusa Tbk	24,646	3,028
PT Timah (Persero) Tbk	22,500	3,350
PT Tower Bersama Infrastructure Tbk[b]	7,500	3,904
PT Trada Maritime Tbk[b]	36,000	3,561

		138,588

MALAYSIA — 5.78%
Aeon Credit Service (M) Bhd	960	3,769
Affin Holdings Bhd	4,800	5,342
APM Automotive Holdings Bhd	2,000	3,204
CapitaMalls Malaysia Trust Bhd	5,800	3,427
Carlsberg Brewery Malaysia Bhd	800	3,441
Dialog Group Bhd	8,900	7,013
DRB-Hicom Bhd	4,600	3,745
Hai-O Enterprise Bhd	4,600	3,353
HAP Seng Consolidated Bhd	5,800	3,104
Hartalega Holdings Bhd	2,100	3,213
IGB Corp. Bhd	4,400	3,525
IJM Land Bhd	4,000	2,902
IJM Plantations Bhd	2,700	2,774
Kian Joo Can Factory Bhd	3,600	2,801
Kinsteel Bhd[b]	23,200	3,009
KLCC Property Holdings Bhd	2,100	4,088
KNM Group Bhd[b]	14,100	2,477
Kossan Rubber Industries Bhd	2,900	2,904
KPJ Healthcare Bhd	3,000	5,939
Kulim Malaysia Bhd	2,600	4,276
Malaysia Building Society Bhd	4,100	3,163
Malaysian Airline System Bhd[b]	9,000	3,043
Malaysian Resources Corp. Bhd	8,900	5,143
Media Prima Bhd	5,100	3,817
MSM Malaysia Holdings Bhd	1,900	3,125
Multi-Purpose Holdings Bhd	4,500	5,363
Naim Holdings Bhd	5,100	3,332

Security	Shares	Value

OSK Holdings Bhd	6,500	$3,116
Pavilion Real Estate Investment Trust	7,700	3,489
POS Malaysia Bhd	3,000	2,974
QL Resources Bhd	2,900	3,018
Sarawak Oil Palms Bhd	1,400	2,863
Scomi Group Bhd[b]	32,900	4,428
Sunway Bhd[b]	4,400	3,409
Sunway Real Estate Investment Trust Bhd	10,000	5,023
Supermax Corp. Bhd	4,700	3,117
TA Enterprise Bhd	17,900	2,997
TAN Chong Motor Holdings Bhd	2,100	3,054
TIME dotCom Bhd[b]	3,000	3,447
Top Glove Corp. Bhd	2,100	3,688
TSH Resources Bhd	3,900	3,047
Uchi Technologies Bhd	8,300	3,161
United Malacca Bhd	1,300	3,056
Wah Seong Corp. Bhd	5,200	2,988
WCT Bhd	4,100	3,715

		161,882

PHILIPPINES — 2.12%
Belle Corp.[b]	28,000	3,657
Cebu Air Inc.	2,150	2,985
Filinvest Land Inc.	99,000	3,509
First Gen Corp.[b]	6,800	3,689
First Philippine Holdings Corp.	1,660	3,482
Lopez Holdings Corp.	25,000	3,307
Manila Water Co. Inc.	4,700	3,309
Megaworld Corp.	58,000	3,449
Nickel Asia Corp.	7,700	3,204
Philex Petroleum Corp.[b]	4,000	2,476
Philippine National Bank[b]	1,826	3,191
PhilWeb Corp.	7,500	2,549
Puregold Price Club Inc.	5,786	4,207
Robinsons Land Corp.	9,100	4,197
Security Bank Corp.	2,200	8,646
Vista Land & Lifescapes Inc.	30,000	3,496

		59,353

SINGAPORE — 9.63%
AIMS AMP Capital Industrial REIT	4,000	4,885
ARA Asset Management Ltd.[a,d]	3,000	3,897
Ascendas India Trust	5,000	3,115
Ascott Residence Trust	3,000	3,135
Biosensors International Group Ltd.[b]	4,000	3,557
Boustead Singapore Ltd.	4,000	3,115
Cache Logistics Trust	5,000	5,041
Cambridge Industrial Trust	10,000	5,451
CapitaCommercial Trust	11,000	14,155
CapitaRetail China Trust	3,000	3,836
CDL Hospitality Trusts	4,000	6,344
CSE Global Ltd.[a]	5,000	3,545
Ezion Holdings Ltd.	4,000	4,246
Ezra Holdings Ltd.[b]	4,000	3,656
First REIT	5,000	4,283
First Resources Ltd.	2,000	3,361
Frasers Centrepoint Trust[a]	3,000	4,807
Frasers Commercial Trust	5,000	5,102
GMG Global Ltd.	31,000	3,202
Hyflux Ltd.[a]	3,000	3,320
Indofood Agri Resources Ltd.	3,000	3,098

127

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

October 31, 2012

Security	Shares	Value

Jaya Holdings Ltd.[b]	8,000	$3,639
K-Green Trust	5,000	4,139
Keppel REIT Management Ltd.	4,000	3,901
LionGold Corp. Ltd.[b]	4,000	3,492
Lippo Malls Indonesia Retail Trust	11,000	4,373
M1 Ltd.	2,000	4,278
Mapletree Commercial Trust	5,000	4,959
Mapletree Industrial Trust	6,000	6,885
Mapletree Logistics Trust	6,000	5,459
Midas Holdings Ltd.[a]	11,000	3,651
OSIM International Ltd.	3,000	3,996
Overseas Union Enterprise Ltd.[a]	2,000	4,344
Parkway Life REIT	5,000	8,360
Perennial China Retail Trust	8,000	3,147
Raffles Education Corp. Ltd.[a]	13,200	3,570
Raffles Medical Group Ltd.[a]	2,000	4,016
Sabana Shari’ah Compliant Industrial REIT	5,000	4,549
SATS Ltd.	4,000	9,147
Singapore Post Ltd.[a]	7,000	6,541
SMRT Corp. Ltd.[a]	4,000	5,688
Sound Global Ltd.[a]	7,000	2,897
Stamford Land Corp. Ltd.	7,000	3,184
Starhill Global REIT	8,000	5,147
STX OSV Holdings Ltd.	3,000	3,762
Suntec REIT	11,000	14,471
Super Group Ltd.	2,000	4,000
Tat Hong Holdings Ltd.	4,000	4,328
Tiger Airways Holdings Ltd.[a,b]	6,000	3,664
United Engineers Ltd.[a]	2,000	4,049
UOB-Kay Hian Holdings Ltd.	3,000	3,947
Venture Corp. Ltd.	2,000	12,540
Wheelock Properties Ltd.	4,000	5,934
Wing Tai Holdings Ltd.	3,000	4,266
Yanlord Land Group Ltd.[b]	4,000	4,131

		269,605

SOUTH KOREA — 18.06%
3S Korea Co. Ltd.[b]	262	2,167
Able C&C Co. Ltd.	51	4,246
Agabang & Co.	249	2,130
Ahnlab Inc.	28	1,599
Asiana Airlines Inc.[b]	640	3,697
Binggrae Co. Ltd.	40	4,346
Capro Corp.	240	2,839
Chabio & Diostech Co. Ltd.[b]	362	2,732
Cheil Worldwide Inc.	550	10,590
CJ CGV Co. Ltd.	130	4,029
CJ E&M Corp.[b]	123	3,310
CJ O Shopping Co. Ltd.	20	4,460
Com2uS Corp.[b]	50	2,975
Cosmax Inc.	90	4,015
Daeduck Electronics Co.	330	2,793
Daesang Corp.	200	4,851
Daishin Securities Co. Ltd.	420	3,347
Daou Technology Inc.	260	3,695
Daum Communications Corp.	75	6,444
Dong-A Pharmaceutical Co. Ltd.	44	4,559
Dongsuh Co. Inc.	108	3,283
Dongwon Industries Co. Ltd.	19	4,965
Dongyang Mechatronics Corp.	270	2,278
Doosan Engine Co. Ltd.[b]	340	2,681
Duksan Hi-Metal Co. Ltd.[a,b]	157	2,937

Security	Shares	Value

EG Corp.	58	$2,106
EO Technics Co. Ltd.	102	2,778
Eugene Technology Co. Ltd.	215	2,701
Fila Korea Ltd.	64	3,609
Foosung Co. Ltd.[b]	550	2,582
Gamevil Inc.[b]	35	3,652
GemVax & Kael Co. Ltd.[b]	140	4,756
Grand Korea Leisure Co. Ltd.[a]	200	5,630
Green Cross Corp.	32	4,636
Green Cross Holdings Corp.	260	4,053
Halla Climate Control Corp.	1,070	19,917
Hana Tour Service Inc.	80	4,504
Hanall Biopharma Co. Ltd.[b]	490	3,954
Handsome Co. Ltd.	130	3,296
Hanil E-Wha Co. Ltd.	380	2,467
Hanjin Heavy Industries & Construction Co. Ltd.[b]	290	3,138
Hanjin Shipping Co. Ltd.[b]	570	6,350
Hanmi Pharm Co. Ltd.[b]	42	4,255
Hansol Paper Co.	390	3,276
Hotel Shilla Co. Ltd.	214	9,026
Huchems Fine Chemical Corp.	170	3,687
Hyundai Corp.	160	2,846
Hyundai Greenfood Co. Ltd.	290	4,813
Hyundai Home Shopping Network Corp.	30	3,562
ICD Co. Ltd.[b]	220	2,683
Ilyang Pharmaceutical Co. Ltd.[b]	140	3,241
iMarketKorea Inc.	140	3,325
Interflex Co. Ltd.	50	2,852
ISU Chemical Co. Ltd.	160	3,103
JCEntertainment Corp.	93	1,995
Jeonbuk Bank	810	3,082
Jusung Engineering Co. Ltd.[a,b]	510	2,221
KEPCO Plant Service & Engineering Co. Ltd.	80	4,401
KIWOOM Securities Co. Ltd.	86	4,353
Koh Young Technology Inc.	136	3,149
Kolon Industries Inc.	104	5,292
Komipharm International Co. Ltd.[b]	363	3,112
Korea Petrochemical Ind Co. Ltd.	49	2,235
Korean Reinsurance Co.	490	4,807
KT Skylife Co. Ltd.[b]	140	3,896
Kumho Tire Co. Inc.[b]	370	4,461
Kyobo Securities Co. Ltd.	840	3,551
LG Fashion Corp.	130	3,624
LG Hausys Ltd.	53	3,810
LG International Corp.	190	6,899
LG Life Sciences Ltd.[b]	90	3,767
LIG Insurance Co. Ltd.	250	6,373
Lock & Lock Co. Ltd.	140	2,664
Lotte Chilsung Beverage Co. Ltd.	4	5,226
Lotte Samkang Co. Ltd.	7	4,692
Lumens Co. Ltd.[b]	499	3,317
Medipost Co. Ltd.[b]	42	3,304
MegaStudy Co. Ltd.	53	3,290
Melfas Inc.	174	3,350
Meritz Fire & Marine Insurance Co. Ltd.	310	4,207
Namhae Chemical Corp.	370	3,352
Namyang Dairy Products Co. Ltd.	5	4,332
Neowiz Games Corp.[b]	132	2,984
NEPES Corp.	201	2,562
Nexen Tire Corp.	230	3,596
NongShim Co. Ltd.	21	4,968
OCI Materials Co. Ltd.	74	2,195
Osstem Implant Co. Ltd.[b]	135	3,912

128

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

October 31, 2012

Security	Shares	Value

Paradise Co. Ltd.	248	$4,150
Partron Co. Ltd.	298	4,550
Pharmicell Co. Ltd.[b]	480	2,566
Poongsan Corp.	140	4,082
POSCO Chemtech Co. Ltd.	23	3,216
Posco ICT Co. Ltd.	494	3,153
RNL BIO Co. Ltd.[b]	700	2,577
S&T Dynamics Co. Ltd.	280	2,811
Samchully Co. Ltd.	35	3,123
Samsung Fine Chemicals Co. Ltd.	117	7,467
Sapphire Technology Co. Ltd.[b]	77	2,556
SeAH Besteel Corp.	100	2,338
Seegene Inc.[b]	52	3,729
Seoul Semiconductor Co. Ltd.[a]	206	3,901
SFA Engineering Corp.	71	2,904
Silicon Works Co. Ltd.	116	2,973
SK Broadband Co. Ltd.[b]	1,077	3,940
SK Chemicals Co. Ltd.	88	5,422
SK Securities Co. Ltd.	2,710	2,882
SKC Co. Ltd.	130	5,316
SL Corp.	200	2,320
SM Entertainment Co.[b]	83	4,703
Soulbrain Co. Ltd.	88	3,542
STS Semiconductor & Telecommunications Co. Ltd.	578	2,936
STX Corp. Co. Ltd.	410	3,008
STX Engine Co. Ltd.	380	2,787
STX Offshore & Shipbuilding Co. Ltd.	360	2,608
STX Pan Ocean Co. Ltd.	920	2,906
Sung Kwang Bend Co. Ltd.	142	3,437
Sungwoo Hitech Co. Ltd.	252	2,449
Suprema Inc.	196	3,361
Taekwang Industrial Co. Ltd.	4	3,719
Taewoong Co. Ltd.[b]	170	2,759
Taihan Electric Wire Co. Ltd.[b]	1,880	2,784
Tera Resource Co. Ltd.[b]	3,053	3,527
TK Corp.[b]	120	3,042
TONGYANG Life Insurance Co.	340	3,679
TONGYANG Securities Inc.	880	3,103
ViroMed Co. Ltd.[b]	116	3,398
WeMade Entertainment Co. Ltd.	60	2,734
Wonik IPS Co. Ltd.[b]	591	2,552
Woongjin Chemical Co. Ltd.[b]	4,760	2,531
Woongjin Thinkbig Co. Ltd.	370	2,161
YG Entertainment Inc.[b]	56	3,800
Youngone Corp.	140	4,339
Youngone Holdings Co. Ltd.	56	3,117

		505,703

TAIWAN — 19.72%
A-DATA Technology Co. Ltd.	3,000	2,937
Ability Enterprise Co. Ltd.	4,000	3,601
AcBel Polytech Inc.	5,000	3,252
ALI Corp.	3,000	3,255
Alpha Networks Inc.	5,000	3,184
Altek Corp.	6,000	2,947
Ambassador Hotel Ltd. (The)	3,000	3,096
AmTRAN Technology Co. Ltd.	5,000	4,228
Apex Biotechnology Corp.	2,100	5,233
Ardentec Corp.	5,000	3,107
Asia Polymer Corp.	9,600	7,673
BES Engineering Corp.	13,000	3,177
Career Technology MFG. Co. Ltd.	3,000	3,892

Security	Shares	Value

Chailease Holding Co. Ltd.	4,000	$7,120
CHC Resources Corp.	2,000	3,173
Cheng Loong Corp.	9,000	3,605
Chin-Poon Industrial Co. Ltd.	3,000	3,261
China Bills Finance Corp.	9,000	3,220
China Manmade Fibers Corp.[b]	9,000	3,032
China Metal Products Co. Ltd.	5,000	4,553
China Steel Chemical Corp.	1,000	4,347
China Synthetic Rubber Corp.	4,000	4,279
Chipbond Technology Corp.	3,000	5,083
Chong Hong Construction Co.	2,000	4,580
Chroma ATE Inc.	2,000	3,807
Chun Yuan Steel Industrial Co. Ltd.	8,000	3,026
Chung Hsin Electric & Machinery Manufacturing Corp.	6,000	3,153
Chung Hung Steel Corp.[b]	13,000	3,280
CMC Magnetics Corp.[b]	19,000	2,836
Compal Communications Inc.[b]	3,000	2,675
Compeq Manufacturing Co. Ltd.	8,000	2,958
Coretronic Corp.	4,000	2,896
CSBC Corp.	5,000	2,910
CyberTAN Technology Inc.	5,000	3,492
D-Link Corp.	5,000	2,807
Depo Auto Parts Ind Co. Ltd.	2,000	4,190
Dynapack International Technology Corp.	1,000	3,629
E-LIFE MALL Corp.	2,000	4,464
Eclat Textile Co. Ltd.	2,355	6,965
Elan Microelectronics Corp.	2,000	3,095
ENG Electric Co. Ltd.	3,000	2,454
Evergreen International Storage & Transport Corp.	6,000	3,707
Far Eastern International Bank Ltd.	9,480	3,489
Faraday Technology Corp.	3,000	3,677
Feng Tay Enterprise Co. Ltd.	4,000	4,491
FLEXium Interconnect Inc.	1,244	5,068
Forhouse Corp.	6,000	2,927
Formosa Epitaxy Inc.[b]	5,000	3,286
Formosan Rubber Group Inc.	5,000	3,380
G Tech Optoelectronics Corp.	2,000	4,854
Gemtek Technology Corp.	3,000	2,958
Genesis Photonics Inc.[b]	4,000	2,732
Gigabyte Technology Co. Ltd.	4,000	3,300
Gigastorage Corp.	4,000	2,109
Gintech Energy Corp.[b]	4,000	2,875
Global Unichip Corp.	1,000	3,173
Gloria Material Technology Corp.	4,000	3,142
Goldsun Development & Construction Co. Ltd.	10,000	3,526
Grand Pacific Petrochemical Corp.	7,000	3,606
Great Taipei Gas Co. Ltd.	5,000	3,261
Great Wall Enterprise Co. Ltd.	4,000	3,423
HannStar Display Corp.[b]	23,500	1,858
HannsTouch Solution Inc.[b]	8,000	2,232
Hey Song Corp.	3,000	3,507
Ho Tung Chemical Corp.[b]	6,720	3,336
Holy Stone Enterprise Co. Ltd.	4,000	3,231
Huaku Development Co. Ltd.	2,000	4,074
Ichia Technologies Inc.[b]	6,000	2,321
ICP Electronics Inc.	2,600	3,235
Infortrend Technology Inc.	5,000	2,619
Integrated Memory Logic Ltd.[b]	1,000	3,300
International Games System Co. Ltd.	1,000	3,577
ITEQ Corp.	3,000	3,137
Jih Sun Financial Holdings Co. Ltd.	12,000	3,126
Kenda Rubber Industrial Co. Ltd.	3,000	3,492
Kerry TJ Logistics Co. Ltd.	3,000	4,780

129

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

October 31, 2012

Security	Shares	Value

King Yuan Electronics Co. Ltd.	7,000	$3,810
King’s Town Bank[b]	5,000	3,423
Kinpo Electronics Inc.	14,000	2,818
Lien Hwa Industrial Corp.	5,000	3,132
LITE-ON IT Corp.	4,000	3,355
Makalot Industrial Co. Ltd.	2,000	6,038
Masterlink Securities Corp.	11,000	3,212
Medigen Biotechnology Corp.[b]	1,330	5,372
Mercuries & Associates Ltd.	4,000	3,423
Merida Industry Co. Ltd.	1,000	3,834
Micro-Star International Co. Ltd.	7,000	3,163
Microbio Co. Ltd.	3,000	2,947
MIN AIK Technology Co. Ltd.	2,000	5,395
MiTAC International Corp.	10,000	3,310
National Petroleum Co. Ltd.	3,000	3,009
Neo Solar Power Corp.[b]	6,000	2,896
Nien Hsing Textile Co. Ltd.	5,000	3,423
Oriental Union Chemical Corp.	4,000	4,245
Pan-International Industrial Corp.[b]	4,000	3,307
Pixart Imaging Inc.	1,000	2,068
President Securities Corp.[b]	6,000	3,235
Prince Housing & Development Corp.	5,500	3,700
Qisda Corp.[b]	15,000	3,235
Rechi Precision Co. Ltd.	4,000	2,855
Ritek Corp.[b]	23,000	2,354
Sanyang Industry Co. Ltd.[b]	5,000	3,192
Senao International Co. Ltd.	1,000	3,259
Sheng Yu Steel Co. Ltd.	5,000	3,064
Shih Wei Navigation Co. Ltd.	4,000	3,300
Shihlin Electric & Engineering Corp.	3,000	3,564
Shin Zu Shing Co. Ltd.	1,000	3,457
Shinkong Synthetic Fibers Corp.	10,000	3,071
Silicon Integrated Systems Corp.[b]	10,000	3,663
Silitech Technology Corp.	4,040	6,016
Sincere Navigation Corp.	4,000	3,355
Solar Applied Materials Technology Corp.	3,000	3,338
Ta Chen Stainless Pipe Co. Ltd.	7,000	3,391
Ta Chong Bank Ltd.[b]	10,000	3,139
Taichung Commercial Bank Co. Ltd.	11,710	3,708
Tainan Spinning Co. Ltd.	7,000	3,091
Taiwan Cogeneration Corp.	5,000	3,209
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	4,258
Taiwan Land Development Corp.[b]	8,000	3,122
Taiwan Paiho Ltd.	6,000	3,276
Taiwan Secom Co. Ltd.	2,000	4,258
Taiwan Surface Mounting Technology Co. Ltd.	2,000	2,971
Taiwan TEA Corp.	6,000	2,906
Taiwan-Sogo Shinkong Security Corp.	3,000	3,394
Tatung Co. Ltd.[b]	19,000	4,364
Test-Rite International Co. Ltd.	5,000	3,706
Ton Yi Industrial Corp.	6,000	3,379
Tong Hsing Electronic Industries Ltd.	1,000	3,475
Tong Yang Industry Co. Ltd.	4,000	3,238
TTY Biopharm Co. Ltd.	1,000	3,119
TXC Corp.	2,000	3,478
Union Bank of Taiwan[b]	1,120	383
Unitech Printed Circuit Board Corp.	10,000	2,934
Unity Opto Technology Co. Ltd.[b]	4,000	3,252
Universal Cement Corp.	7,000	3,343
UPC Technology Corp.	6,000	3,091
USI Corp.	5,000	3,765
Vanguard International Semiconductor Corp.	6,000	3,892
Visual Photonics Epitaxy Co. Ltd.	3,000	3,148

Security	Shares	Value

Wah Lee Industrial Corp.	3,000	$3,841
Waterland Financial Holdings Co. Ltd.	13,000	3,934
Wei Chuan Foods Corp.	3,000	3,194
Weikeng Industrial Co. Ltd.	5,000	3,483
Win Semiconductors Corp.	3,000	3,060
Winbond Electronics Corp.[b]	21,000	2,832
Wisdom Marine Lines Co. Ltd.	6,600	8,631
Wistron NeWeb Corp.	2,000	2,978
WT Microelectronics Co. Ltd.	3,000	3,630
Yageo Corp.[b]	13,000	3,765
YC INOX Co. Ltd.	6,000	3,163
Yem Chio Co. Ltd.	6,958	4,942
YFY Inc.	8,000	3,259
Yieh Phui Enterprise Co. Ltd.	10,200	2,842
YungShin Global Holding Corp.	3,000	4,072
Yungtay Engineering Co. Ltd.	2,000	3,985
Zinwell Corp.	4,000	3,231

		552,251

THAILAND — 4.60%
Amata Corp. PCL NVDR	5,500	2,764
Asian Property Development PCL NVDR	11,700	3,321
Bangkok Chain Hospital PCL NVDR	10,400	3,173
Bangkok Expressway PCL NVDR	3,400	3,078
Bangkok Land PCL NVDR	109,200	4,703
Bangkok Life Assurance PCL NVDR	2,200	3,033
BTS Group Holdings PCL NVDR	17,000	3,217
Bumrungrad Hospital PCL NVDR	2,300	5,684
Cal-Comp Electronics (Thailand) PCL NVDR	34,400	2,985
Delta Electronics (Thailand) PCL NVDR	4,000	3,817
Dynasty Ceramic PCL NVDR	1,900	2,945
Electricity Generating PCL NVDR	800	3,419
Esso (Thailand) PCL NVDR	9,000	3,171
Hana Microelectronics PCL NVDR	4,700	3,374
Hemaraj Land and Development PCL NVDR	31,600	3,237
Italian-Thai Development PCL NVDR[b]	27,900	3,678
Jasmine International PCL NVDR	26,000	4,106
Khon Kaen Sugar Industry PCL NVDR	7,700	3,392
Kiatnakin Bank PCL NVDR	2,300	3,339
LPN Development PCL NVDR	5,600	3,307
Major Cineplex Group PCL NVDR	5,500	3,535
Minor International PCL NVDR	6,400	3,821
Pruksa Real Estate PCL NVDR	5,600	3,581
Quality Houses PCL NVDR	52,600	3,673
Ratchaburi Electricity Generating Holding PCL NVDR	2,300	4,052
Robinson Department Store PCL NVDR	2,100	4,162
Sino-Thai Engineering & Construction PCL NVDR	5,600	3,910
Sri Trang Agro-Industry PCL NVDR	6,600	3,402
Supalai PCL NVDR	5,200	3,257
Thai Airways International PCL NVDR[b]	4,600	3,467
Thai Tap Water Supply PCL NVDR	12,600	3,248
Thai Vegetable Oil PCL NVDR	3,700	2,970
Thanachart Capital PCL NVDR	3,500	4,225
Thoresen Thai Agencies PCL NVDR	6,100	3,184
TISCO Financial Group PCL NVDR	2,400	3,504
True Corp. PCL NVDR[b]	30,300	5,042

		128,776

TOTAL COMMON STOCKS
(Cost: $2,854,669)		2,789,918

130

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN SMALL CAP INDEX FUND

October 31, 2012

Security	Shares	Value

RIGHTS — 0.04%

HONG KONG — 0.04%
Esprit Holdings Ltd.[b]	4,000	$1,074

		1,074

TOTAL RIGHTS
(Cost: $0)		1,074

WARRANTS — 0.01%

MALAYSIA — 0.01%
Hartalega Holdings Bhd (Expires 05/29/15)[b]	540	200

		200

TOTAL WARRANTS
(Cost: $0)		200

SHORT-TERM INVESTMENTS — 7.07%

MONEY MARKET FUNDS — 7.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[e,f,g]	183,097	183,097
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%e,[f,g]	13,072	13,072
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[e,f]	1,765	1,765

		197,934

TOTAL SHORT-TERM INVESTMENTS
(Cost: $197,934)		197,934

TOTAL INVESTMENTS IN SECURITIES — 106.74%
(Cost: $3,052,603)		2,989,126
Other Assets, Less Liabilities — (6.74)%		(188,757)

NET ASSETS — 100.00%		$2,800,369

NVDR — Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to consolidated schedules of investments.

131

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.51%

CHINA — 6.48%
GCL-Poly Energy Holdings Ltd.[a]	21,000	$3,739
Kingboard Chemical Holdings Co. Ltd.	1,500	4,461
Lenovo Group Ltd.	12,000	9,647
Tencent Holdings Ltd.	1,900	67,174

		85,021
HONG KONG — 0.34%
ASM Pacific Technology Ltd.	400	4,459

		4,459
INDIA — 5.20%
Infosys Ltd.	794	34,877
Satyam Computer Services Ltd.[b]	1,552	3,150
Tata Consultancy Services Ltd.	867	21,202
Wipro Ltd.	1,362	8,878

		68,107
JAPAN — 32.09%
Advantest Corp.	300	3,783
Brother Industries Ltd.	400	3,763
Canon Inc.	2,100	67,732
Citizen Holdings Co. Ltd.	600	3,040
Dena Co. Ltd.	200	6,233
FUJIFILM Holdings Corp.	800	13,472
Fujitsu Ltd.	3,000	11,523
Gree Inc.	200	3,483
Hamamatsu Photonics K.K.	100	3,459
Hirose Electric Co. Ltd.	100	10,684
Hitachi Ltd.	8,000	42,337
Hoya Corp.	800	16,174
IBIDEN Co. Ltd.	300	3,772
Keyence Corp.	100	26,498
Konami Corp.	200	4,576
Konica Minolta Holdings Inc.	1,000	6,631
Kyocera Corp.	300	26,311
Murata Manufacturing Co. Ltd.	400	19,417
NEC Corp.[b]	5,000	9,571
Nexon Co. Ltd.[b]	300	3,652
Nintendo Co. Ltd.	200	25,723
Nippon Electric Glass Co. Ltd.	1,000	5,079
Nomura Research Institute Ltd.	200	4,241
NTT Data Corp.	2	6,503
Omron Corp.	400	7,957
Oracle Corp. Japan	100	4,441
Ricoh Co. Ltd.	1,000	8,345
Rohm Co. Ltd.	200	6,443
TDK Corp.	200	7,499
Tokyo Electron Ltd.	300	13,456
Toshiba Corp.	7,000	25,923
Trend Micro Inc.	200	5,595
Yahoo! Japan Corp.	26	8,936
Yokogawa Electric Corp.	400	4,544

		420,796

Security	Shares	Value

SOUTH KOREA — 24.52%
LG Display Co. Ltd.[b]	430	$12,775
NCsoft Corp.	29	5,557
NHN Corp.	74	17,133
Samsung Electro-Mechanics Co. Ltd.	110	9,421
Samsung Electronics Co. Ltd.	203	243,838
Samsung SDI Co. Ltd.	61	7,663
SK C&C Co. Ltd.	39	3,422
SK Hynix Inc.[b]	950	21,646

		321,455
TAIWAN — 28.88%
Acer Inc.[b]	5,000	3,868
Advanced Semiconductor Engineering Inc.	12,000	9,037
Advantech Co. Ltd.	1,000	3,457
ASUSTeK Computer Inc.	1,000	10,715
AU Optronics Corp.[b]	15,000	5,700
Catcher Technology Co. Ltd.	1,000	4,347
Chicony Electronics Co. Ltd.	2,000	4,389
Chimei Innolux Corp.[b]	13,428	5,010
Compal Electronics Inc.	8,000	5,039
Delta Electronics Inc.	3,000	10,249
E Ink Holdings Inc.	3,000	2,413
Epistar Corp.	2,000	3,184
Foxconn Technology Co. Ltd.	1,000	3,475
Hon Hai Precision Industry Co. Ltd.	18,000	54,655
HTC Corp.	2,000	14,446
Inventec Corp.	10,000	3,420
Lite-On Technology Corp.	4,000	5,094
MediaTek Inc.	2,000	22,217
Novatek Microelectronics Corp. Ltd.	1,000	3,765
Pegatron Corp.	3,000	3,789
Powertech Technology Inc.	2,000	3,108
Quanta Computer Inc.	5,000	11,433
Radiant Opto-Electronics Corp.	1,000	4,159
Realtek Semiconductor Corp.	2,000	3,766
Siliconware Precision Industries Co. Ltd.	6,000	5,854
Simplo Technology Co. Ltd.	1,000	4,929
Synnex Technology International Corp.	2,000	4,231
Taiwan Semiconductor Manufacturing Co. Ltd.	45,000	136,637
Tripod Technology Corp.	2,000	3,868
Unimicron Technology Corp.	3,000	3,071
United Microelectronics Corp.	25,000	9,285
Wistron Corp.	4,000	3,841
WPG Holdings Co. Ltd.	3,000	3,625
Zhen Ding Technology Holding Ltd.	1,000	2,643

		378,719

TOTAL COMMON STOCKS
(Cost: $1,322,708)		1,278,557

132

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA INFORMATION TECHNOLOGY INDEX FUND

October 31, 2012

Security	Shares	Value

PREFERRED STOCKS — 2.05%

SOUTH KOREA — 2.05%
Samsung Electronics Co. Ltd.	37	$26,869

		26,869

TOTAL PREFERRED STOCKS
(Cost: $21,890)		26,869

SHORT-TERM INVESTMENTS — 0.55%

MONEY MARKET FUNDS — 0.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	3,920	3,920
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	280	280
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	3,017	3,017

		7,217

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,217)		7,217

TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $1,351,815)		1,312,643
Other Assets, Less Liabilities — (0.11)%		(1,406)

NET ASSETS — 100.00%		$1,311,237

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to consolidated schedules of investments.

133

Schedule of Investments  (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.75%

AUSTRALIA — 9.01%
AGL Energy Ltd.	1,894,701	$28,566,876
ALS Ltd.	1,212,195	11,652,252
Alumina Ltd.	8,646,225	8,651,900
Amcor Ltd.	4,220,277	34,572,096
AMP Ltd.	10,316,871	49,104,167
APA Group[a]	2,302,596	12,320,409
Asciano Group	3,328,653	15,739,503
ASX Ltd.	603,225	18,577,764
Australia and New Zealand Banking Group Ltd.	9,557,382	252,222,828
Bendigo and Adelaide Bank Ltd.	1,263,900	10,589,653
BGP Holdings PLC[b,c]	33,026,812	428
BHP Billiton Ltd.	11,417,613	405,502,516
Boral Ltd.	2,622,018	9,760,853
Brambles Ltd.	5,506,008	41,450,628
Caltex Australia Ltd.	479,133	8,466,099
Centro Retail Australia	4,168,572	9,293,588
CFS Retail Property Trust Group	6,630,879	13,442,360
Coca-Cola Amatil Ltd.	2,030,283	28,316,301
Cochlear Ltd.	204,522	15,097,905
Commonwealth Bank of Australia	5,641,590	337,840,078
Computershare Ltd.	1,608,600	14,495,243
Crown Ltd.	1,444,293	14,557,246
CSL Ltd.	1,854,486	91,342,907
Dexus Property Group	15,467,838	15,798,778
Echo Entertainment Group Ltd.	2,671,425	9,723,167
Fairfax Media Ltd.[a]	8,565,795	3,508,508
Fortescue Metals Group Ltd.	5,006,193	21,179,973
Goodman Group	5,368,128	24,659,499
GPT Group	5,238,291	19,337,364
Harvey Norman Holdings Ltd.	2,071,647	4,092,309
Iluka Resources Ltd.	1,466,124	15,081,344
Incitec Pivot Ltd.	5,847,261	19,160,076
Insurance Australia Group Ltd.	7,370,835	35,082,217
James Hardie Industries SE	1,522,425	14,571,198
Leighton Holdings Ltd.	557,265	10,343,618
Lend Lease Group	1,828,059	16,434,896
Lynas Corp. Ltd.[a,b]	6,103,488	4,620,177
Macquarie Group Ltd.	1,194,960	39,527,715
Metcash Ltd.	3,040,254	11,538,480
Mirvac Group	11,575,026	18,064,092
National Australia Bank Ltd.	7,993,593	213,772,105
Newcrest Mining Ltd.	2,710,491	74,285,285
Orica Ltd.	1,337,436	34,837,767
Origin Energy Ltd.	3,853,746	45,396,156
OZ Minerals Ltd.	1,112,232	9,445,761
Qantas Airways Ltd.[b]	4,200,744	5,793,427
QBE Insurance Group Ltd.	4,166,274	56,940,450
QR National Ltd.	5,839,218	22,645,606
Ramsay Health Care Ltd.	495,219	12,201,168
Rio Tinto Ltd.	1,558,044	91,993,012
Santos Ltd.	3,366,570	40,180,990
Sims Metal Management Ltd.	580,245	5,667,871
Sonic Healthcare Ltd.	1,351,224	18,214,966
SP AusNet	6,428,655	7,066,163
Stockland Corp. Ltd.	7,938,441	28,481,901
Suncorp Group Ltd.	4,609,788	44,933,109

Security	Shares	Value

Sydney Airport	1,206,450	$4,240,985
Tabcorp Holdings Ltd.	2,479,542	7,302,095
Tatts Group Ltd.	4,731,582	13,737,954
Telstra Corp. Ltd.	15,604,569	66,989,969
Toll Holdings Ltd.	2,346,258	10,802,304
Transurban Group	4,506,378	28,411,153
Wesfarmers Ltd.	3,560,751	128,381,946
Westfield Group	7,674,171	84,829,389
Westfield Retail Trust	9,894,039	31,804,822
Westpac Banking Corp.	10,879,881	287,800,977
Whitehaven Coal Ltd.	1,592,514	5,036,638
Woodside Petroleum Ltd.	2,329,023	83,078,736
Woolworths Ltd.	4,347,816	132,593,990
WorleyParsons Ltd.	726,168	18,576,501

		3,329,730,207
AUSTRIA — 0.28%
Andritz AG	253,929	15,290,545
Erste Group Bank AGb	761,787	19,125,521
IMMOEAST AG Escrow[b,c]	1,571,072	20
IMMOFINANZ AGb	3,227,541	12,463,099
IMMOFINANZ AG Escrow[b,c]	1,157,632	15
OMV AG	527,391	19,271,691
Raiffeisen International Bank Holding AGa	183,840	7,349,083
Telekom Austria AG	918,051	5,781,507
Verbund AG	261,972	6,095,064
Vienna Insurance Group AG	159,711	6,856,370
voestalpine AG	387,213	12,192,540

		104,425,455
BELGIUM — 1.13%
Ageas	833,025	21,194,683
Anheuser-Busch InBev NV	2,846,073	237,909,109
Belgacom SA	548,073	16,014,853
Colruyt SA	266,568	12,172,559
Delhaize Group SA	374,574	14,316,077
Groupe Bruxelles Lambert SA	289,548	21,371,182
KBC Groep NV	579,096	13,589,610
Mobistar SA	111,453	2,947,629
Solvay SA	213,714	25,688,084
Telenet Group Holding NV	199,926	9,164,393
UCB SA	397,554	23,181,772
Umicore SA	398,703	20,456,336

		418,006,287
DENMARK — 1.17%
A.P. Moeller-Maersk A/S Class A	1,335	8,840,322
A.P. Moeller-Maersk A/S Class B	5,291	36,911,816
Carlsberg A/S Class B	381,468	32,901,168
Coloplast A/S Class B	81,579	17,884,289
Danske Bank A/Sb	2,302,596	35,999,312
DSV A/S	660,675	14,851,014
Novo Nordisk A/S Class B	1,445,442	232,888,763
Novozymes A/S Class B	865,197	23,897,148
TDC A/S	1,813,122	12,488,324
TrygVesta A/S	82,728	5,403,490
William Demant Holding A/Sa,b	94,218	8,101,642

		430,167,288

134

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2012

Security	Shares	Value

FINLAND — 0.75%
Elisa OYJ	492,921	$10,564,546
Fortum OYJ	1,570,683	29,043,604
Kesko OYJ Class B	221,757	6,939,568
Kone OYJ Class B	548,073	39,238,164
Metso OYJ	449,259	15,758,796
Neste Oil OYJ	461,898	5,772,797
Nokia OYJ[a]	13,337,592	35,913,767
Nokian Renkaat OYJ	405,597	16,818,324
Orion OYJ Class B	351,594	8,692,763
Pohjola Bank PLC Class A	510,156	6,941,132
Sampo OYJ Class A	1,486,806	46,585,268
Stora Enso OYJ Class R	1,939,512	12,234,354
UPM-Kymmene OYJ	1,851,039	19,812,241
Wartsila OYJ Abp	589,437	23,837,964

		278,153,288
FRANCE — 9.30%
Accor SA	522,795	16,305,928
Aeroports de Paris	104,559	8,081,833
Alcatel-Lucent[a,b]	8,358,975	8,502,775
ALSTOM	727,317	24,833,753
ArcelorMittal	3,337,845	49,436,804
Arkema SA	217,161	19,793,481
Atos SA	193,032	12,959,281
AXA SA	6,291,924	99,997,470
BNP Paribas SA	3,425,169	172,251,749
Bouygues SA	676,761	16,271,750
Bureau Veritas SA	193,032	20,493,223
Cap Gemini SA	526,242	22,114,160
Carrefour SA	2,062,455	49,815,946
Casino Guichard-Perrachon SA	198,777	17,355,420
Christian Dior SA	194,181	27,866,887
CNP Assurances SA	579,096	8,179,280
Compagnie de Saint-Gobain	1,421,313	50,076,842
Compagnie Generale de Geophysique-Veritas[b]	564,915	18,454,146
Compagnie Generale des Etablissements Michelin Class B	649,185	55,738,837
Credit Agricole SAb	3,583,731	26,971,183
Danone SA	2,047,518	125,826,774
Dassault Systemes SA	216,012	22,753,751
Edenred SA	592,884	17,151,385
Electricite de France SA	856,005	18,107,875
Essilor International SA	722,721	65,133,708
Eurazeo	128,688	5,888,915
European Aeronautic Defence and Space Co. NV	1,447,740	51,420,655
Eutelsat Communications SA	466,494	14,930,729
Fonciere des Regions	90,771	7,294,859
France Telecom SA	6,588,366	73,437,037
GDF Suez	4,519,017	103,675,920
Gecina SA	73,536	8,141,403
Gemalto NV	283,803	25,602,890
Groupe Eurotunnel SA Registered	1,971,060	14,982,349
Icade	76,983	6,925,960
Iliad SA	80,430	12,386,689
Imerys SA	118,347	6,647,131
JCDecaux SA	234,396	4,959,917
Klepierre	338,955	12,563,828
L’Air Liquide SA	1,105,338	130,339,030
L’Oreal SA	849,111	108,124,327
Lafarge SA	662,973	38,813,255
Lagardere SCA	422,832	11,552,592

Security	Shares	Value

Legrand SA	839,919	$32,346,270
LVMH Moet Hennessy Louis Vuitton SA	898,518	146,003,179
Natixis	3,360,825	11,009,332
Pernod Ricard SA	746,850	80,353,799
PPR SA	268,866	47,259,996
PSA Peugeot Citroen SAa,b	915,753	5,857,219
Publicis Groupe SA	626,205	33,727,357
Remy Cointreau SA	76,983	7,982,361
Renault SA	698,592	31,239,679
Rexel SA	378,021	6,840,610
Safran SA	800,853	31,853,594
Sanofi	4,219,128	370,781,861
Schneider Electric SA	1,840,698	115,048,992
SCOR SE	580,245	15,481,240
SES SA Class A FDR	1,074,315	29,721,280
Societe BIC SA	105,708	12,886,743
Societe Generale[b]	2,478,393	78,762,081
Sodexo	322,869	24,838,845
STMicroelectronics NV	2,348,556	13,807,266
Suez Environnement SA	997,332	10,588,165
Technip SA	350,445	39,461,868
Thales SA	327,465	11,514,172
Total SA	7,527,099	378,635,345
Unibail-Rodamco SE	317,124	71,440,058
Vallourec SA	367,680	15,119,816
Veolia Environnement	1,205,301	11,927,689
Vinci SA	1,617,792	71,579,357
Vivendi SA	4,561,530	93,302,464
Wendel	121,794	10,730,227
Zodiac Aerospace	117,198	11,994,311

		3,434,256,903
GERMANY — 8.01%
Adidas AG	737,658	62,828,499
Allianz SE Registered	1,612,047	199,823,274
Axel Springer AG	137,880	5,912,022
BASF SE	3,262,011	270,226,614
Bayer AG Registered	2,936,844	255,695,752
Bayerische Motoren Werke AG	1,201,854	95,699,924
Beiersdorf AG	352,743	25,647,006
Brenntag AG	174,648	22,006,276
Celesio AG	307,932	5,959,338
Commerzbank AGb	13,045,746	24,985,115
Continental AG	292,995	29,359,335
Daimler AG Registered	3,234,435	150,987,297
Deutsche Bank AG Registered	3,329,954	150,893,961
Deutsche Boerse AG	682,506	36,932,181
Deutsche Lufthansa AG Registered	838,770	12,814,294
Deutsche Post AG Registered	2,918,460	57,841,723
Deutsche Telekom AG Registered	9,956,085	113,645,750
E.ON AG	6,368,907	144,672,110
Fraport AG	122,943	7,207,164
Fresenius Medical Care AG & Co. KGaA	750,297	52,685,409
Fresenius SE & Co. KGaA	441,216	50,312,039
GEA Group AG	605,523	18,901,899
Hannover Rueckversicherung AG Registered	217,161	15,271,428
HeidelbergCement AG	494,070	26,178,429
Henkel AG & Co. KGaA	487,176	31,513,632
Hochtief AGb	113,751	5,639,469
Hugo Boss AG	83,877	8,393,960
Infineon Technologies AG	3,945,666	26,842,170
K+S AG Registered	606,672	28,693,585

135

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2012

Security	Shares	Value

Kabel Deutschland Holding AG	313,677	$22,595,260
Lanxess AG	296,442	24,480,577
Linde AG	651,483	109,533,874
MAN SE	149,370	15,060,410
Merck KGaA	232,098	29,654,206
METRO AG	463,047	13,335,363
Muenchener Rueckversicherungs-Gesellschaft AG Registered	631,950	101,541,225
QIAGEN NVb	836,472	14,529,686
RWE AG	1,751,076	79,995,159
Salzgitter AG	132,135	5,716,198
SAP AG	3,265,458	237,803,592
Siemens AG Registered	2,920,758	293,467,062
Suedzucker AG	227,502	8,812,959
ThyssenKrupp AG	1,361,565	30,972,567
United Internet AG Registered	365,382	7,307,886
Volkswagen AG	114,900	22,392,669
Wacker Chemie AGa	60,897	3,438,912

		2,958,207,260
GREECE — 0.05%
Coca-Cola Hellenic Bottling Co. SAb	704,908	15,071,427
OPAP SA	775,638	4,955,004

		20,026,431
HONG KONG — 3.14%
AIA Group Ltd.	36,078,600	142,916,887
ASM Pacific Technology Ltd.[a]	689,400	7,685,649
Bank of East Asia Ltd. (The)[a]	5,285,440	19,607,151
BOC Hong Kong (Holdings) Ltd.	12,064,500	37,127,286
Cathay Pacific Airways Ltd.[a]	2,788,000	5,050,744
Cheung Kong (Holdings) Ltd.	5,745,000	84,877,194
Cheung Kong Infrastructure Holdings Ltd.	1,149,000	6,730,873
CLP Holdings Ltd.	6,319,500	53,898,872
First Pacific Co. Ltd.	6,894,000	7,676,753
Foxconn International Holdings Ltd.[a,b]	7,240,000	2,522,306
Galaxy Entertainment Group Ltd.[a,b]	5,745,000	19,755,260
Hang Lung Group Ltd.[a]	2,362,000	13,989,045
Hang Lung Properties Ltd.	8,043,000	27,968,703
Hang Seng Bank Ltd.[a]	2,642,700	40,577,971
Henderson Land Development Co. Ltd.	3,447,000	23,884,220
Hong Kong and China Gas Co. Ltd. (The)	19,533,374	51,920,633
Hong Kong Exchanges and Clearing Ltd.	3,676,800	60,678,669
Hopewell Holdings Ltd.	1,149,000	4,143,786
Hutchison Whampoa Ltd.	8,043,000	79,132,231
Hysan Development Co. Ltd.	1,378,000	6,089,832
Kerry Properties Ltd.[a]	2,300,000	11,410,894
Li & Fung Ltd.[a]	20,682,400	34,692,834
Lifestyle International Holdings Ltd.[a]	1,199,000	2,561,976
Link REIT (The)	7,468,500	37,149,525
MGM China Holdings Ltd.	3,217,200	5,811,679
MTR Corp. Ltd.	6,319,500	24,707,047
New World Development Co. Ltd.	13,788,599	21,314,368
NWS Holdings Ltd.	5,152,000	7,777,808
Orient Overseas International Ltd.[a]	1,153,000	7,289,888
PCCW Ltd.	9,192,000	3,712,358
Power Assets Holdings Ltd.	5,170,500	43,965,645
Sands China Ltd.[a]	8,272,800	31,116,202
Shangri-La Asia Ltd.[a]	5,026,666	9,728,968
Sino Land Co. Ltd.	9,192,000	16,462,469
SJM Holdings Ltd.	6,894,000	15,015,480
Sun Hung Kai Properties Ltd.	5,745,000	79,984,710

Security	Shares	Value

Swire Pacific Ltd. Class A	2,872,500	$34,080,603
Wharf (Holdings) Ltd. (The)	5,745,912	39,331,441
Wheelock and Co. Ltd.	2,298,000	10,051,832
Wing Hang Bank Ltd.[a]	574,500	6,093,367
Wynn Macau Ltd.[a]	5,055,600	14,318,672
Yue Yuen Industrial (Holdings) Ltd.[a]	2,298,000	7,931,755

		1,160,743,586
IRELAND — 0.26%
CRH PLC	2,586,399	48,126,908
Elan Corp. PLC[b]	1,849,890	20,423,186
Irish Bank Resolution Corp. Ltd.[b,c]	3,570,811	46
Kerry Group PLC Class A	518,199	27,107,740
Ryanair Holdings PLC[b]	177,504	1,028,143

		96,686,023
ISRAEL — 0.60%
Bank Hapoalim Ltd.[b]	3,622,797	14,225,508
Bank Leumi le-Israel BMa,b	4,370,796	14,058,527
Bezeq The Israel Telecommunication Corp. Ltd.	6,799,782	8,286,592
Delek Group Ltd. (The)	16,086	3,056,806
Israel Chemicals Ltd.	1,589,067	19,872,282
Israel Corp. Ltd. (The)	8,449	5,739,559
Mellanox Technologies Ltd.[b]	122,943	9,322,947
Mizrahi Tefahot Bank Ltd.[b]	406,746	3,689,365
NICE Systems Ltd.[b]	222,906	7,370,453
Teva Pharmaceutical Industries Ltd.	3,373,464	136,978,480

		222,600,519
ITALY — 2.25%
Assicurazioni Generali SpA	4,144,443	67,344,433
Atlantia SpA	1,175,186	19,385,321
Autogrill SpA	390,660	3,991,523
Banca Monte dei Paschi di Siena SpA[a,b]	23,217,843	6,408,250
Banco Popolare Scrl[b]	6,404,526	10,207,752
Enel Green Power SpA	6,097,743	10,366,710
Enel SpA	23,398,236	87,926,363
Eni SpA	8,994,372	206,408,416
Exor SpA	234,396	6,038,159
Fiat Industrial SpA	3,023,019	32,728,441
Fiat SpA[b]	3,178,134	15,484,531
Finmeccanica SpA[a,b]	1,464,975	7,255,359
Intesa Sanpaolo SpA	36,063,663	57,900,076
Intesa Sanpaolo SpA RNC	3,194,220	4,213,574
Luxottica Group SpA	414,789	15,775,144
Mediaset SpA	2,650,743	4,637,024
Mediobanca SpA	1,877,466	10,694,679
Pirelli & C. SpA	889,326	10,296,593
Prysmian SpA	705,486	13,566,265
Saipem SpA	935,286	42,005,967
Snam SpA	5,967,906	26,401,189
Telecom Italia SpA	33,481,860	30,825,608
Telecom Italia SpA RNC	21,469,065	17,136,883
Tenaris SA	1,667,199	31,173,945
Terna SpA	4,520,166	16,985,971
UniCredit SpA[b]	14,426,844	63,672,804
Unione di Banche Italiane ScpA	3,016,125	11,849,950

		830,680,930

136

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2012

Security	Shares	Value

JAPAN — 19.45%
ABC-MART Inc.	18,700	$818,842
Advantest Corp.	463,200	5,841,431
AEON Co. Ltd.	1,838,400	20,033,109
AEON Credit Service Co. Ltd.[a]	344,790	7,307,322
AEON Mall Co. Ltd.	344,700	8,931,236
Air Water Inc.	114,000	1,426,248
Aisin Seiki Co. Ltd.	689,400	20,027,359
Ajinomoto Co. Inc.	2,306,000	35,168,447
Alfresa Holdings Corp.	114,900	5,189,403
All Nippon Airways Co. Ltd.[a]	2,992,000	6,326,135
Amada Co. Ltd.	2,298,000	11,643,813
Aozora Bank Ltd.	3,447,000	9,703,178
Asahi Glass Co. Ltd.	3,862,000	26,187,964
Asahi Group Holdings Ltd.	1,149,000	26,148,267
Asahi Kasei Corp.	4,612,000	25,330,514
ASICS Corp.	344,700	4,998,215
Astellas Pharma Inc.	1,493,790	74,100,805
Bank of Kyoto Ltd. (The)	2,142,000	18,383,736
Bank of Yokohama Ltd. (The)	4,596,000	21,102,615
Benesse Holdings Inc.	229,800	11,054,435
Bridgestone Corp.	2,183,100	50,774,214
Brother Industries Ltd.	689,400	6,486,035
Canon Inc.	4,021,500	129,706,331
Casio Computer Co. Ltd.[a]	694,800	5,302,490
Central Japan Railway Co.	574,500	49,378,394
Chiba Bank Ltd. (The)	3,447,000	20,096,359
Chiyoda Corp.	331,000	5,333,767
Chubu Electric Power Co. Inc.	2,412,900	24,844,448
Chugai Pharmaceutical Co. Ltd.	689,400	13,955,326
Chugoku Bank Ltd. (The)	16,000	219,792
Chugoku Electric Power Co. Inc. (The)	919,200	9,867,054
Citizen Holdings Co. Ltd.	804,300	4,075,335
Coca-Cola West Co. Ltd.	403,500	6,173,908
Cosmo Oil Co. Ltd.	1,149,000	2,041,261
Credit Saison Co. Ltd.	459,600	10,079,805
Dai Nippon Printing Co. Ltd.	2,298,000	16,243,838
Dai-ichi Life Insurance Co. Ltd. (The)	28,725	33,062,680
Daicel Corp.	1,153,000	6,909,633
Daido Steel Co. Ltd.	1,516,000	6,562,442
Daihatsu Motor Co. Ltd.	486,000	8,500,288
Daiichi Sankyo Co. Ltd.	2,183,195	33,322,881
Daikin Industries Ltd.	804,300	22,218,121
Dainippon Sumitomo Pharma Co. Ltd.	229,800	2,636,389
Daito Trust Construction Co. Ltd.	344,700	34,758,939
Daiwa House Industry Co. Ltd.	2,298,000	34,758,939
Daiwa Securities Group Inc.	5,765,000	22,935,944
Dena Co. Ltd.	351,400	10,951,300
Denki Kagaku Kogyo K.K.	1,149,000	3,536,269
Denso Corp.	1,723,500	53,884,981
Dentsu Inc.	689,400	16,240,963
East Japan Railway Co.	1,263,900	86,652,971
Eisai Co. Ltd.	919,200	40,882,722
Electric Power Development Co. Ltd.	459,600	11,747,314
FamilyMart Co. Ltd.	344,700	16,689,466
FANUC Corp.	689,400	109,624,346
Fast Retailing Co. Ltd.	229,800	51,117,778
Fuji Electric Co. Ltd.	2,298,000	4,657,525
Fuji Heavy Industries Ltd.	2,298,000	22,051,370
FUJIFILM Holdings Corp.	1,493,700	25,153,512
Fujitsu Ltd.	6,894,000	26,478,894
Fukuoka Financial Group Inc.	3,452,000	13,474,590

Security	Shares	Value

Furukawa Electric Co. Ltd.[b]	2,306,000	$4,587,189
Gree Inc.[a]	344,700	6,003,033
GS Yuasa Corp.[a]	1,149,000	4,485,024
Gunma Bank Ltd. (The)	2,298,000	11,068,810
Hachijuni Bank Ltd. (The)	1,149,000	5,922,532
Hakuhodo DY Holdings Inc.	61,650	3,686,813
Hamamatsu Photonics K.K.	229,800	7,949,418
Hankyu Hanshin Holdings Inc.	4,596,000	25,415,138
Hino Motors Ltd.	1,149,000	8,855,048
Hirose Electric Co. Ltd.	115,800	12,372,476
Hisamitsu Pharmaceutical Co. Inc.	114,900	5,936,907
Hitachi Chemical Co. Ltd.	229,800	3,234,393
Hitachi Construction Machinery Co. Ltd.[a]	345,900	5,673,401
Hitachi High-Technologies Corp.	229,800	5,022,652
Hitachi Ltd.	16,086,000	85,129,213
Hitachi Metals Ltd.	248,000	2,317,728
Hokkaido Electric Power Co. Inc.	531,100	4,365,479
Hokuriku Electric Power Co.	459,600	4,559,775
Honda Motor Co. Ltd.	5,745,000	171,782,184
Hoya Corp.	1,493,700	30,199,164
Hulic Co. Ltd.[b]	804,300	6,369,597
IBIDEN Co. Ltd.	348,600	4,383,123
Idemitsu Kosan Co. Ltd.	114,900	9,875,679
IHI Corp.	3,447,000	7,245,039
INPEX Corp.	8,043	45,784,624
Isetan Mitsukoshi Holdings Ltd.	1,149,000	11,226,936
Isuzu Motors Ltd.	4,596,000	24,265,132
ITOCHU Corp.	4,940,700	49,388,456
Itochu Techno-Solutions Corp.	114,900	5,936,907
Iyo Bank Ltd. (The)	107,000	825,960
J. Front Retailing Co. Ltd.	2,298,600	11,934,430
Japan Airlines Co. Ltd.[b]	229,800	10,925,059
Japan Petroleum Exploration Co. Ltd.	114,900	4,319,711
Japan Prime Realty Investment Corp.	1,149	3,454,331
Japan Real Estate Investment Corp.	1,241	12,405,342
Japan Retail Fund Investment Corp.	4,015	7,308,676
Japan Steel Works Ltd. (The)	1,151,000	6,811,247
Japan Tobacco Inc.	3,102,300	85,620,841
JFE Holdings Inc.	1,723,575	24,259,000
JGC Corp.	1,149,000	39,459,590
Joyo Bank Ltd. (The)	2,298,000	11,097,560
JSR Corp.	605,800	10,368,252
JTEKT Corp.	689,400	5,175,028
Jupiter Telecommunications Co. Ltd.	5,745	7,798,480
JX Holdings Inc.	7,468,500	39,711,154
Kajima Corp.	3,447,000	9,530,677
Kamigumi Co. Ltd.	1,149,000	9,257,550
Kaneka Corp.	1,149,000	5,591,905
Kansai Electric Power Co. Inc. (The)	2,527,800	19,417,856
Kansai Paint Co. Ltd.	323,000	3,471,250
Kao Corp.	1,838,400	51,566,281
Kawasaki Heavy Industries Ltd.	4,596,000	9,430,051
Kawasaki Kisen Kaisha Ltd.[b]	2,316,000	2,926,511
KDDI Corp.	1,034,100	80,212,936
Keikyu Corp.	2,298,000	21,620,118
Keio Corp.	2,298,000	17,422,595
Keisei Electric Railway Co. Ltd.	506,000	4,633,955
Keyence Corp.	156,723	41,528,752
Kikkoman Corp.	1,149,000	15,237,583
Kinden Corp.	1,153,000	7,212,561
Kintetsu Corp.[a]	5,745,000	22,496,997
Kirin Holdings Co. Ltd.	3,447,000	43,211,485
Kobe Steel Ltd.	9,232,000	8,085,074

137

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2012

Security	Shares	Value

Koito Manufacturing Co. Ltd.	125,000	$1,549,794
Komatsu Ltd.	3,217,200	67,298,366
Konami Corp.	344,700	7,887,605
Konica Minolta Holdings Inc.	1,723,500	11,428,187
Kubota Corp.	4,596,000	46,920,255
Kuraray Co. Ltd.	1,149,000	13,325,698
Kurita Water Industries Ltd.	459,600	10,419,057
Kyocera Corp.	574,500	50,384,649
Kyowa Hakko Kirin Co. Ltd.	1,149,000	12,204,441
Kyushu Electric Power Co. Inc.	1,378,800	10,436,307
Lawson Inc.	229,800	16,876,342
LIXIL Group Corp.	1,035,080	22,856,452
Makita Corp.	459,600	18,141,349
Marubeni Corp.	5,745,000	37,159,577
Marui Group Co. Ltd.	689,400	4,950,777
Maruichi Steel Tube Ltd.	114,900	2,386,263
Mazda Motor Corp.[b]	8,043,000	9,559,427
McDonald’s Holdings Co. (Japan) Ltd.	172,400	4,783,976
Medipal Holdings Corp.	306,600	3,897,230
Meiji Holdings Co. Ltd.	267,252	12,220,769
Miraca Holdings Inc.	229,800	9,703,178
Mitsubishi Chemical Holdings Corp.	4,021,500	15,898,837
Mitsubishi Corp.	4,825,800	86,034,843
Mitsubishi Electric Corp.	7,303,000	54,454,998
Mitsubishi Estate Co. Ltd.	4,596,000	90,792,994
Mitsubishi Gas Chemical Co. Inc.	2,298,000	11,327,562
Mitsubishi Heavy Industries Ltd.	9,192,000	38,640,210
Mitsubishi Materials Corp.	4,596,000	13,340,073
Mitsubishi Motors Corp.[b]	13,824,000	11,933,642
Mitsubishi Tanabe Pharma Corp.	919,200	13,236,572
Mitsubishi UFJ Financial Group Inc.	43,662,080	197,197,684
Mitsubishi UFJ Lease & Finance Co. Ltd.	206,820	8,901,048
Mitsui & Co. Ltd.	5,974,800	84,094,207
Mitsui Chemicals Inc.	2,921,000	6,029,839
Mitsui Fudosan Co. Ltd.	3,447,000	69,561,003
Mitsui O.S.K. Lines Ltd.	3,520,000	8,411,360
Mizuho Financial Group Inc.	77,327,760	120,930,439
MS&AD Insurance Group Holdings Inc.	1,838,488	31,120,659
Murata Manufacturing Co. Ltd.	804,300	39,042,712
Nabtesco Corp.	344,700	6,408,410
Namco Bandai Holdings Inc.	689,400	10,815,809
NEC Corp.[b]	9,152,000	17,518,529
Nexon Co. Ltd.[a,b]	344,700	4,196,085
NGK Insulators Ltd.	1,149,000	12,793,820
NGK Spark Plug Co. Ltd.	524,000	5,847,717
NHK Spring Co. Ltd.	295,900	2,461,823
Nidec Corp.	344,700	24,495,133
Nikon Corp.	1,149,000	29,181,409
Nintendo Co. Ltd.	360,600	46,377,680
Nippon Building Fund Inc.	2,298	24,638,884
Nippon Electric Glass Co. Ltd.	1,284,500	6,524,547
Nippon Express Co. Ltd.	3,447,000	12,592,569
Nippon Meat Packers Inc.	1,149,000	14,231,327
Nippon Paper Group Inc.[a]	345,600	3,947,614
Nippon Steel & Sumitomo Metal Corp.	26,833,350	59,085,069
Nippon Telegraph and Telephone Corp.	1,493,700	67,929,432
Nippon Yusen K.K.	5,745,000	10,925,059
Nishi-Nippon City Bank Ltd. (The)	3,448,000	7,851,070
Nissan Motor Co. Ltd.	8,502,600	71,058,887
Nisshin Seifun Group Inc.	1,149,200	14,334,448
Nisshin Steel Holdings Co. Ltd.[b]	345,000	2,283,310
Nissin Foods Holdings Co. Ltd.	229,800	8,682,547
Nitori Holdings Co. Ltd.	114,900	9,372,551

Security	Shares	Value

Nitto Denko Corp.	574,500	$26,018,892
NKSJ Holdings Inc.	1,108,650	20,181,230
NOK Corp.	459,600	7,348,540
Nomura Holdings Inc.	12,409,200	44,712,243
Nomura Real Estate Holdings Inc.	229,800	4,119,897
Nomura Real Estate Office Fund Inc.	96	602,928
Nomura Research Institute Ltd.	344,700	7,309,727
NSK Ltd.	2,298,000	12,592,569
NTN Corp.	2,306,000	4,125,585
NTT Data Corp.	4,612	14,996,357
NTT DOCOMO Inc.	50,556	74,192,654
NTT Urban Development Corp.	1,149	944,443
Obayashi Corp.	2,298,000	10,263,806
Odakyu Electric Railway Co. Ltd.	2,298,000	24,351,382
Oji Holdings Corp.	3,447,000	10,091,305
Olympus Corp.[b]	730,000	12,731,390
Omron Corp.	804,300	15,999,462
Ono Pharmaceutical Co. Ltd.	229,800	13,857,575
Oracle Corp. Japan	114,900	5,103,153
Oriental Land Co. Ltd.	229,800	31,308,920
ORIX Corp.	344,700	35,362,692
Osaka Gas Co. Ltd.	8,043,000	33,105,805
Otsuka Corp.	7,600	618,992
Otsuka Holdings Co. Ltd.	1,149,000	35,348,317
Panasonic Corp.	7,583,468	48,766,453
Rakuten Inc.	2,298,000	20,642,612
Resona Holdings Inc.	5,974,800	25,788,890
Ricoh Co. Ltd.[a]	2,298,000	19,176,354
Rinnai Corp.	114,900	7,834,418
Rohm Co. Ltd.	344,700	11,104,748
Sankyo Co. Ltd.	229,800	10,393,182
Sanrio Co. Ltd.[a]	114,900	3,779,208
Santen Pharmaceutical Co. Ltd.	162,100	7,087,946
SBI Holdings Inc.	550,880	3,845,753
Secom Co. Ltd.	804,300	40,904,285
Sega Sammy Holdings Inc.	574,538	10,817,962
Seiko Epson Corp.[a]	459,600	2,547,264
Sekisui Chemical Co. Ltd.	2,298,000	18,831,352
Sekisui House Ltd.	2,298,000	23,431,377
Seven & I Holdings Co. Ltd.	2,527,880	77,863,638
Seven Bank Ltd.	1,034,100	2,949,766
Sharp Corp.[a]	3,447,000	7,417,540
Shikoku Electric Power Co. Inc.	508,500	5,426,630
Shimadzu Corp.	492,000	3,305,442
Shimamura Co. Ltd.	114,900	11,960,065
Shimano Inc.	344,700	21,691,993
Shimizu Corp.	2,298,000	7,676,292
Shin-Etsu Chemical Co. Ltd.	1,493,700	84,094,207
Shinsei Bank Ltd.	3,447,000	5,045,652
Shionogi & Co. Ltd.	1,034,100	17,129,343
Shiseido Co. Ltd.	1,149,000	14,518,829
Shizuoka Bank Ltd. (The)	2,661,000	27,165,970
Showa Denko K.K.	4,612,000	7,039,460
Showa Shell Sekiyu K.K.	459,600	2,553,014
SMC Corp.	229,800	36,167,697
SoftBank Corp.	3,102,300	98,079,721
Sojitz Corp.	2,987,400	3,700,145
Sony Corp.	3,447,000	41,141,474
Sony Financial Holdings Inc.	690,000	12,292,756
Square Enix Holdings Co. Ltd.	229,800	3,234,393
Stanley Electric Co. Ltd.	605,800	8,337,045
Sumco Corp.[b]	344,700	2,354,638
Sumitomo Chemical Co. Ltd.	5,745,000	16,100,088

138

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2012

Security	Shares	Value

Sumitomo Corp.	3,676,800	$50,048,272
Sumitomo Electric Industries Ltd.	2,527,800	27,134,398
Sumitomo Heavy Industries Ltd.	2,298,000	8,222,545
Sumitomo Metal Mining Co. Ltd.	2,298,000	30,216,414
Sumitomo Mitsui Financial Group Inc.	4,596,000	140,530,764
Sumitomo Mitsui Trust Holdings Inc.	9,192,600	27,831,968
Sumitomo Realty & Development Co. Ltd.	1,267,000	34,936,419
Sumitomo Rubber Industries Inc.	574,500	6,749,099
Suruga Bank Ltd.	1,149,000	13,771,325
Suzuken Co. Ltd.	344,740	10,864,507
Suzuki Motor Corp.	1,034,100	23,391,127
Sysmex Corp.	229,800	10,795,684
T&D Holdings Inc.	1,723,500	18,802,602
Taiheiyo Cement Corp.	3,447,000	7,331,290
Taisei Corp.	2,298,000	6,325,034
Taisho Pharmaceutical Holdings Co. Ltd.	229,800	18,515,101
Taiyo Nippon Sanso Corp.	1,153,000	6,318,203
Takashimaya Co. Ltd.	1,249,000	8,203,741
Takeda Pharmaceutical Co. Ltd.	2,642,700	122,662,542
TDK Corp.[a]	459,600	17,232,844
Teijin Ltd.	3,459,000	7,919,392
Terumo Corp.	574,500	24,725,135
THK Co. Ltd.	344,700	5,722,719
Tobu Railway Co. Ltd.	3,459,000	18,348,755
Toho Co. Ltd.	574,500	9,997,867
Toho Gas Co. Ltd.	1,149,000	6,957,538
Tohoku Electric Power Co. Inc.[b]	1,608,600	11,833,564
Tokio Marine Holdings Inc.	2,412,900	63,786,535
Tokyo Electric Power Co. Inc.[b]	4,940,700	8,035,669
Tokyo Electron Ltd.	574,500	25,767,328
Tokyo Gas Co. Ltd.	8,043,000	42,564,607
Tokyu Corp.	4,596,000	23,345,127
Tokyu Land Corp.	2,298,000	12,880,070
TonenGeneral Sekiyu K.K.	1,149,000	10,407,557
Toppan Printing Co. Ltd.	2,298,000	13,253,822
Toray Industries Inc.	5,745,000	33,493,932
Toshiba Corp.	13,788,000	51,060,278
Tosoh Corp.	2,306,000	4,500,638
TOTO Ltd.	1,157,000	8,656,149
Toyo Seikan Kaisha Ltd.	574,500	6,095,033
Toyo Suisan Kaisha Ltd.	145,000	3,608,220
Toyoda Gosei Co. Ltd.	345,900	6,794,232
Toyota Boshoku Corp.	114,900	1,085,318
Toyota Industries Corp.	689,400	19,665,107
Toyota Motor Corp.	9,766,500	374,506,725
Toyota Tsusho Corp.	807,100	17,589,994
Trend Micro Inc.	459,600	12,857,070
Tsumura & Co.	229,800	7,331,290
Ube Industries Ltd.	4,596,000	10,465,057
Unicharm Corp.	459,600	24,840,135
Ushio Inc.	344,700	3,631,145
USS Co. Ltd.	80,430	8,442,483
West Japan Railway Co.	574,500	25,048,574
Yahoo! Japan Corp.	44,811	15,400,453
Yakult Honsha Co. Ltd.	229,800	10,695,058
Yamada Denki Co. Ltd.	298,740	12,931,820
Yamaguchi Financial Group Inc.	1,149,000	9,501,927
Yamaha Corp.	605,600	5,432,443
Yamaha Motor Co. Ltd.	919,200	8,774,548
Yamato Holdings Co. Ltd.	1,378,800	20,958,864
Yamato Kogyo Co. Ltd.	114,900	3,221,455
Yamazaki Baking Co. Ltd.	63,000	756,662
Yaskawa Electric Corp.	1,149,000	8,222,545

Security	Shares	Value

Yokogawa Electric Corp.	689,400	$7,831,543

		7,185,688,194
NETHERLANDS — 2.51%
AEGON NV	6,201,153	34,616,737
Akzo Nobel NV	829,578	45,116,374
ASML Holding NV	1,505,190	82,795,553
Corio NV	225,204	10,031,290
D.E Master Blenders 1753 NVb	2,088,882	25,522,166
Delta Lloyd NV	518,199	8,615,118
Fugro NV CVA	244,737	16,541,512
Heineken Holding NV	372,276	18,885,774
Heineken NV	821,535	50,635,088
ING Groep NV CVA[b]	13,644,375	120,509,483
Koninklijke Ahold NV	3,691,737	46,990,806
Koninklijke DSM NV	548,073	28,134,297
Koninklijke KPN NV	3,572,241	22,547,421
Koninklijke Philips Electronics NV	3,675,651	91,876,510
Randstad Holding NV	427,428	13,948,995
Reed Elsevier NV	2,440,476	32,777,954
Royal Boskalis Westminster NV CVA	248,184	9,451,731
Royal Vopak NV	238,992	16,633,227
SBM Offshore NVb	602,076	7,864,115
TNT Express NV	1,132,914	11,929,212
Unilever NV CVA	5,774,874	211,995,714
Wolters Kluwer NV	1,080,060	20,895,159

		928,314,236
NEW ZEALAND — 0.12%
Auckland International Airport Ltd.	3,050,595	6,733,696
Contact Energy Ltd.[b]	762,891	3,474,537
Fletcher Building Ltd.	2,461,158	14,244,159
SKYCITY Entertainment Group Ltd.	2,054,412	6,553,056
Telecom Corp. of New Zealand Ltd.	7,120,353	14,078,010

		45,083,458
NORWAY — 0.96%
Aker Solutions ASA	592,884	11,630,572
DNB ASA	3,582,582	44,677,562
Gjensidige Forsikring ASA	702,039	10,242,821
Norsk Hydro ASA	3,228,690	14,516,621
Orkla ASA	2,736,918	21,619,800
Seadrill Ltd.[a]	1,255,857	50,767,915
Statoil ASA	3,958,305	97,686,282
Subsea 7 SA	996,183	21,827,790
Telenor ASA	2,571,462	50,489,266
Yara International ASA	667,569	31,406,208

		354,864,837
PORTUGAL — 0.17%
Banco Espirito Santo SA Registered[b]	7,277,766	7,072,897
Energias de Portugal SA	6,680,286	18,143,636
Galp Energia SGPS SA Class B	806,598	12,908,093
Jeronimo Martins SGPS SA	767,532	13,426,668
Portugal Telecom SGPS SA Registered	2,283,063	11,481,524

		63,032,818

139

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2012

Security	Shares	Value

SINGAPORE — 1.86%
Ascendas REIT	5,745,000	$11,112,823
CapitaLand Ltd.	8,043,000	21,556,994
CapitaMall Trust Management Ltd.	6,894,000	11,922,741
CapitaMalls Asia Ltd.	4,596,000	6,969,059
City Developments Ltd.[a]	2,298,000	21,585,246
ComfortDelGro Corp. Ltd.	9,192,000	12,732,658
COSCO Corp. (Singapore) Ltd.[a]	2,298,000	1,657,506
DBS Group Holdings Ltd.	6,894,000	78,543,174
Fraser and Neave Ltd.	3,420,150	25,678,107
Genting Singapore PLC[a]	20,682,000	22,545,846
Global Logistic Properties Ltd.	6,894,000	14,522,011
Golden Agri-Resources Ltd.	21,831,194	11,183,555
Hutchison Port Holdings Trust	18,384,000	14,339,520
Jardine Cycle & Carriage Ltd.	162,000	6,538,158
Keppel Corp. Ltd.	5,048,000	44,106,127
Keppel Land Ltd.[a]	1,149,000	3,202,000
Neptune Orient Lines Ltd.[a,b]	2,298,000	2,184,894
Noble Group Ltd.	12,639,727	13,571,610
Olam International Ltd.[a]	4,596,000	7,421,106
Oversea-Chinese Banking Corp. Ltd.	10,341,200	77,132,019
SembCorp Industries Ltd.	2,298,000	10,246,400
SembCorp Marine Ltd.[a]	2,298,000	8,871,423
Singapore Airlines Ltd.[a]	2,298,200	19,967,149
Singapore Exchange Ltd.	3,447,000	19,014,229
Singapore Press Holdings Ltd.[a]	6,846,750	22,671,915
Singapore Technologies Engineering Ltd.	5,745,000	16,575,058
Singapore Telecommunications Ltd.	27,576,285	72,780,327
StarHub Ltd.	389,000	1,173,329
United Overseas Bank Ltd.	4,596,000	68,824,163
UOL Group Ltd.	3,508,000	16,274,153
Wilmar International Ltd.[a]	6,894,000	17,460,317
Yangzijiang Shipbuilding (Holdings) Ltd.[a]	5,073,000	3,763,014

		686,126,631
SPAIN — 2.92%
Abertis Infraestructuras SA	1,282,284	19,307,602
Acciona SA	81,579	5,004,315
Acerinox SAa	332,061	3,459,489
Actividades de Construcciones y Servicios SA	537,976	11,481,391
Amadeus IT Holding SA Class A	1,113,381	27,555,936
Banco Bilbao Vizcaya Argentaria SA	19,317,747	161,130,582
Banco de Sabadell SAa	9,921,615	24,144,374
Banco Popular Espanol SAa	4,601,745	7,173,418
Banco Santander SA	34,829,637	261,270,569
Bankia SAa,b	3,469,980	5,215,824
CaixaBank[a]	2,933,185	11,098,398
Distribuidora Internacional de Alimentacion SA	2,118,756	12,821,411
Enagas SA	623,907	12,401,757
Ferrovial SA	1,389,141	19,620,534
Gas Natural SDG SA	1,203,003	18,659,451
Grifols SAa,b	525,093	18,207,920
Iberdrola SA	14,340,352	74,143,093
Industria de Diseno Textil SA	769,830	98,198,404
International Consolidated Airlines Group SAb	3,533,175	9,280,190
Mapfre SAa	2,773,686	7,684,277
Red Electrica Corporacion SA	379,170	17,773,809
Repsol SA	2,917,338	58,292,021
Telefonica SA	14,369,394	189,177,793

Security	Shares	Value

Zardoya Otis SA	528,396	$6,531,996

		1,079,634,554
SWEDEN — 3.12%
Alfa Laval AB	1,205,301	20,925,743
Assa Abloy AB Class B	1,154,745	38,477,578
Atlas Copco AB Class A	2,296,851	56,457,244
Atlas Copco AB Class B	1,461,528	32,004,102
Boliden AB	949,074	16,577,400
Electrolux AB Class B	854,856	21,862,897
Elekta AB Class B	1,309,860	18,654,756
Getinge AB Class B	731,913	22,502,073
Hennes & Mauritz AB Class B	3,365,421	113,864,577
Hexagon AB Class B	870,942	20,029,802
Holmen AB Class B	171,201	5,044,126
Husqvarna AB Class B	1,517,829	8,802,191
Industrivarden AB Class C	420,534	5,928,950
Investment AB Kinnevik Class B	702,039	13,405,121
Investor AB Class B	1,568,385	34,580,391
Lundin Petroleum ABa,b	787,065	18,836,230
Millicom International Cellular SA SDR	226,353	19,546,715
Modern Times Group MTG AB Class B	168,720	5,136,305
Nordea Bank AB	9,280,473	84,267,489
Ratos AB Class B	705,486	6,055,012
Sandvik AB	3,556,155	49,306,185
Scania AB Class B	1,140,957	21,717,284
Securitas AB Class B	1,111,083	8,077,681
Skandinaviska Enskilda Banken AB Class A	5,029,173	41,686,186
Skanska AB Class B	1,325,946	20,722,278
SKF AB Class B	1,382,247	31,142,949
SSAB AB Class A	566,457	4,051,609
Svenska Cellulosa AB Class B	2,047,518	39,867,879
Svenska Handelsbanken AB Class A	1,764,864	60,429,982
Swedbank AB Class A	2,965,569	54,972,569
Swedish Match AB	751,446	25,594,056
Tele2 AB Class B	1,135,212	18,939,019
Telefonaktiebolaget LM Ericsson Class B	10,713,276	94,129,064
TeliaSonera AB	7,725,876	50,846,822
Volvo AB Class B	4,931,508	66,331,659

		1,150,773,924
SWITZERLAND — 8.71%
ABB Ltd. Registered[b]	7,810,902	140,750,575
Actelion Ltd. Registered[b]	398,703	19,232,967
Adecco SA Registered[b]	474,537	22,952,262
Aryzta AGb	310,230	15,491,511
Baloise Holding AG Registered	182,691	15,263,488
Banque Cantonale Vaudoise Registered	10,341	5,480,330
Barry Callebaut AG Registered[b]	6,894	6,581,579
Compagnie Financiere Richemont SA Class A Bearer	1,852,188	120,137,624
Credit Suisse Group AG Registered	4,348,965	100,831,351
GAM Holding AGb	700,890	9,784,762
Geberit AG Registered[b]	132,135	27,244,330
Givaudan SA Registered[b]	31,023	31,049,652
Holcim Ltd. Registered[b]	815,790	55,673,813
Julius Baer Group Ltd.[b]	810,861	28,125,870
Kuehne & Nagel International AG Registered	182,691	21,325,721
Lindt & Spruengli AG Participation Certificates	2,942	9,298,009
Lindt & Spruengli AG Registered	85	3,093,482
Lonza Group AG Registered[b]	199,926	10,135,853
Nestle SA Registered	11,716,353	743,595,857

140

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2012

Security	Shares	Value

Novartis AG Registered	8,188,923	$492,900,703
Pargesa Holding SA Bearer	82,728	5,579,165
Partners Group Holding AG	43,662	9,241,602
Roche Holding AG Genusschein	2,501,373	481,095,258
Schindler Holding AG Participation Certificates	210,267	27,705,929
Schindler Holding AG Registered	32,172	4,163,151
SGS SA Registered	19,533	41,364,987
Sika AG Bearer	6,894	14,384,710
Sonova Holding AG Registered[b]	176,946	17,795,310
Straumann Holding AG Registered[a]	33,321	4,111,451
Sulzer AG Registered	86,175	12,474,646
Swatch Group AG (The) Bearer	104,559	43,274,311
Swatch Group AG (The) Registered	184,989	13,439,117
Swiss Life Holding AG Registered[b]	116,049	14,605,823
Swiss Prime Site AG Registered	175,797	14,678,068
Swiss Re AGb	1,253,559	86,626,419
Swisscom AG Registered	83,877	34,849,669
Syngenta AG Registered	337,806	131,973,607
Transocean Ltd.	1,250,112	56,907,482
UBS AG Registered[b]	12,976,806	194,540,605
Zurich Insurance Group AGb	525,093	129,412,418

		3,217,173,467
UNITED KINGDOM — 22.98%
3i Group PLC	3,486,066	12,097,356
Aberdeen Asset Management PLC	3,043,701	15,912,039
Admiral Group PLC	716,976	12,798,337
Aggreko PLC	947,925	32,833,834
AMEC PLC	1,130,616	19,307,683
Anglo American PLC	4,922,316	150,909,798
Antofagasta PLC	1,391,439	28,177,899
ARM Holdings PLC	4,908,528	52,587,446
Associated British Foods PLC	1,261,602	28,150,188
AstraZeneca PLC	4,507,527	208,959,840
Aviva PLC	10,466,241	55,879,485
Babcock International Group PLC	1,254,708	19,769,272
BAE Systems PLC	11,409,570	57,386,711
Balfour Beatty PLC	2,380,728	12,089,411
Barclays PLC	41,174,415	150,909,992
BG Group PLC	12,034,626	222,481,780
BHP Billiton PLC	7,452,414	238,383,407
BP PLC	67,438,257	481,629,663
British American Tobacco PLC	6,938,811	343,132,500
British Land Co. PLC	2,905,821	24,741,328
British Sky Broadcasting Group PLC	3,890,514	44,438,805
BT Group PLC	27,805,800	95,192,666
Bunzl PLC	1,165,086	19,239,377
Burberry Group PLC	1,558,044	29,267,621
Capita PLC	2,304,894	26,847,164
Capital Shopping Centres Group PLC	1,983,174	10,639,328
Carnival PLC	641,142	25,450,955
Centrica PLC	18,316,209	95,636,523
Cobham PLC	3,773,316	13,069,856
Compass Group PLC	6,690,627	73,296,779
Croda International PLC	495,219	17,560,080
Diageo PLC	8,894,409	253,772,651
Eurasian Natural Resources Corp.	921,498	4,864,968
Evraz PLC	1,244,367	4,735,191
Experian PLC	3,556,155	61,301,855
Fresnillo PLC	622,758	19,253,223
G4S PLC	4,987,809	20,932,770
GKN PLC	5,824,281	19,479,546

Security	Shares	Value

GlaxoSmithKline PLC	17,845,119	$398,610,267
Glencore International PLC[a]	13,462,833	74,405,158
Hammerson PLC	2,416,347	18,366,500
HSBC Holdings PLC	64,300,338	630,662,573
ICAP PLC	1,938,363	10,152,225
IMI PLC	1,132,914	17,421,359
Imperial Tobacco Group PLC	3,532,026	133,152,372
Inmarsat PLC	1,614,345	14,733,483
InterContinental Hotels Group PLC	971,589	23,948,768
Intertek Group PLC	574,500	26,091,213
Invensys PLC	2,846,073	10,445,011
Investec PLC	1,929,171	11,325,523
ITV PLC	13,375,509	18,650,331
J Sainsbury PLC	4,288,068	24,496,811
Johnson Matthey PLC	741,416	26,863,375
Kazakhmys PLC	759,489	8,675,148
Kingfisher PLC	8,365,869	39,018,340
Land Securities Group PLC	2,680,617	34,721,620
Legal & General Group PLC	21,039,339	45,419,887
Lloyds Banking Group PLC[b]	149,401,023	97,661,021
London Stock Exchange Group PLC	625,056	9,823,254
Lonmin PLC[a]	572,202	4,729,072
Man Group PLC	6,558,492	8,289,076
Marks & Spencer Group PLC	5,690,997	36,105,489
Meggitt PLC	2,710,491	16,855,608
Melrose PLC	4,286,919	16,644,528
National Grid PLC	12,717,132	144,747,311
Next PLC	599,778	34,457,283
Old Mutual PLC	17,515,356	48,535,172
Pearson PLC	2,869,053	57,546,257
Petrofac Ltd.	918,051	23,723,586
Prudential PLC	9,079,398	124,113,225
Randgold Resources Ltd.	305,634	36,436,994
Reckitt Benckiser Group PLC	2,309,490	139,526,440
Reed Elsevier PLC	4,250,151	41,494,080
Resolution Ltd.	5,000,448	17,586,192
Rexam PLC	3,054,042	21,978,605
Rio Tinto PLC	4,744,221	237,282,514
Rolls-Royce Holdings PLC[b]	6,611,346	91,014,610
Royal Bank of Scotland Group PLC[b]	7,363,941	32,743,759
Royal Dutch Shell PLC Class A	13,053,789	446,894,162
Royal Dutch Shell PLC Class B	9,410,310	332,090,420
RSA Insurance Group PLC	12,590,742	22,779,293
SABMiller PLC	3,395,295	145,200,931
Sage Group PLC (The)	4,569,573	22,873,153
Schroders PLC	395,256	9,704,487
SEGRO PLC	2,596,740	9,939,947
Serco Group PLC	1,716,606	15,666,778
Severn Trent PLC	849,111	21,969,449
Shire PLC	2,015,346	56,592,146
Smith & Nephew PLC	3,212,604	33,900,621
Smiths Group PLC	1,373,055	23,359,364
SSE PLC	3,358,527	78,347,757
Standard Chartered PLC	8,472,726	199,767,598
Standard Life PLC	8,492,259	39,949,858
Tate & Lyle PLC	1,637,325	19,150,525
Tesco PLC	28,503,243	146,875,646
TUI Travel PLC	1,658,007	6,704,544
Tullow Oil PLC	3,210,306	72,614,391
Unilever PLC	4,545,444	169,233,141
United Utilities Group PLC	2,438,178	26,592,749
Vedanta Resources PLC	388,362	7,095,107
Vodafone Group PLC	174,787,029	473,776,409

141

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

October 31, 2012

Security	Shares	Value

Weir Group PLC (The)	743,403	$20,863,234
Whitbread PLC	622,758	23,577,423
Wm Morrison Supermarkets PLC	8,273,949	35,710,400
Wolseley PLC	1,012,269	44,178,819
WPP PLC	4,484,547	57,762,530
Xstrata PLC	7,373,625	116,310,054

		8,491,052,303

TOTAL COMMON STOCKS
(Cost: $38,705,210,957)		36,485,428,599

PREFERRED STOCKS — 0.58%

GERMANY — 0.58%
Bayerische Motoren Werke AG	162,009	8,964,065
Henkel AG & Co. KGaA	606,672	48,433,199
Porsche Automobil Holding SE	549,222	36,452,347
ProSiebenSat.1 Media AG	320,571	8,931,012
RWE AG NVS	112,602	4,662,544
Volkswagen AG	509,007	105,267,579

		212,710,746
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC Class Cb	502,462,296	809,492

		809,492

TOTAL PREFERRED STOCKS
(Cost: $134,042,704)		213,520,238

SHORT-TERM INVESTMENTS — 1.14%

MONEY MARKET FUNDS — 1.14%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	383,476,243	383,476,243
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[d,e,f]	27,376,377	27,376,377
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	8,947,491	8,947,491

		419,800,111

TOTAL SHORT-TERM INVESTMENTS
(Cost: $419,800,111)		419,800,111

TOTAL INVESTMENTS IN SECURITIES — 100.47%
(Cost: $39,259,053,772)		37,118,748,948
Other Assets, Less Liabilities — (0.47)%		(172,434,658)

NET ASSETS — 100.00%		$36,946,314,290

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Financial futures contracts purchased as of October 31, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
266	ASX SPI 200 Index (Dec. 2012)	Sydney Futures	$31,058,300	$747,252
2,304	Euro STOXX 50 Index (Dec. 2012)	Eurex	74,757,504	(1,259,038)
865	FTSE 100 Index (Dec. 2012)	NYSE LIFFE - London	80,324,723	(1,034,053)
550	TOPIX Index (Dec. 2012)	Tokyo Stock	50,988,365	1,127,569

			$237,128,892	$(418,270)

As of October 31,2012, the Fund has pledged, to brokers, cash with a total value of $42,863,518 for initial margin requirements on outstanding futures contracts. See Note 4.

See accompanying notes to schedules of investments.

142

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.66%

AUSTRALIA — 8.77%
AGL Energy Ltd.	138,794	$2,092,631
ALS Ltd.	88,740	853,015
Alumina Ltd.	625,762	626,173
Amcor Ltd.	311,750	2,553,825
APA Group	77,662	415,543
Asciano Group	248,356	1,174,349
ASX Ltd.	22,678	698,423
BHP Billiton Ltd.	831,546	29,532,792
Brambles Ltd.	402,811	3,032,464
Centro Retail Australia	346,840	773,260
Coca-Cola Amatil Ltd.	147,436	2,056,286
Cochlear Ltd.	14,790	1,091,804
Computershare Ltd.	113,100	1,019,154
Crown Ltd.	106,894	1,077,401
CSL Ltd.	131,312	6,467,787
Echo Entertainment Group Ltd.	95,062	345,996
Fortescue Metals Group Ltd.	357,918	1,514,263
Iluka Resources Ltd.	109,040	1,121,644
Incitec Pivot Ltd.	424,444	1,390,801
Insurance Australia Group Ltd.	531,222	2,528,404
James Hardie Industries SE	112,462	1,076,379
Lynas Corp. Ltd.[a,b]	448,166	339,250
Metcash Ltd.	220,400	836,470
Newcrest Mining Ltd.	196,852	5,395,040
Orica Ltd.	94,192	2,453,530
Origin Energy Ltd.	280,546	3,304,761
QR National Ltd.	440,800	1,709,507
Ramsay Health Care Ltd.	34,046	838,823
Rio Tinto Ltd.	112,752	6,657,319
Santos Ltd.	246,442	2,941,357
Sims Metal Management Ltd.	18,908	184,695
Sydney Airport	101,616	357,207
Transurban Group	342,200	2,157,452
Wesfarmers Ltd.	260,362	9,387,284
Whitehaven Coal Ltd.	114,144	361,003
Woodside Petroleum Ltd.	170,636	6,086,768
Woolworths Ltd.	317,666	9,687,761
WorleyParsons Ltd.	53,650	1,372,450

		115,513,071
AUSTRIA — 0.12%
Andritz AG	18,734	1,128,083
Verbund AG	17,864	415,626

		1,543,709
BELGIUM — 1.59%
Anheuser-Busch InBev NV	207,350	17,332,814
Colruyt SA	19,140	874,009
Telenet Group Holding NV	14,442	662,006
UCB SA	9,860	574,947
Umicore SA	29,464	1,511,715

		20,955,491

Security	Shares	Value

DENMARK — 2.05%
Carlsberg A/S Class B	27,434	$2,366,150
Coloplast A/S Class B	5,800	1,271,514
Danske Bank A/Sb	168,142	2,628,771
DSV A/S	48,256	1,084,725
Novo Nordisk A/S Class B	105,154	16,942,351
Novozymes A/S Class B	62,698	1,731,748
TrygVesta A/S	6,496	424,295
William Demant Holding A/Sb	6,786	583,516

		27,033,070
FINLAND — 0.66%
Fortum OYJ	114,898	2,124,587
Kone OYJ Class B	40,020	2,865,150
Metso OYJ	11,368	398,759
Neste Oil OYJ	32,480	405,935
Nokian Renkaat OYJ	29,348	1,216,932
Wartsila OYJ Abp	43,036	1,740,458

		8,751,821
FRANCE — 7.98%
Accor SA	19,488	607,829
Aeroports de Paris	7,888	609,699
Alcatel-Lucent[a,b]	590,266	600,420
ALSTOM	53,070	1,812,040
Arkema SA	7,946	724,251
Atos SA	13,862	930,631
Bureau Veritas SA	14,210	1,508,603
Cap Gemini SA	18,792	789,692
Casino Guichard-Perrachon SA	14,442	1,260,946
Christian Dior SA	14,036	2,014,304
Compagnie Generale de Geophysique-Veritas[b]	41,308	1,349,413
Danone SA	149,118	9,163,796
Dassault Systemes SA	15,776	1,661,774
Edenred SA	44,138	1,276,857
Essilor International SA	51,620	4,652,144
European Aeronautic Defence and Space Co. NV	106,546	3,784,288
Eutelsat Communications SA	33,640	1,076,691
Gemalto NV	20,648	1,862,730
Groupe Eurotunnel SA Registered	74,994	570,042
Icade	6,206	558,338
Iliad SA	5,916	911,099
JCDecaux SA	16,704	353,464
L’Air Liquide SA	80,330	9,472,337
L’Oreal SA	62,466	7,954,312
Legrand SA	60,610	2,334,162
LVMH Moet Hennessy Louis Vuitton SA	65,656	10,668,662
Pernod Ricard SA	54,636	5,878,302
PPR SA	6,960	1,223,396
Publicis Groupe SA	45,588	2,455,366
Remy Cointreau SA	5,742	595,387
Rexel SA	27,608	499,590
Safran SA	58,870	2,341,530
Schneider Electric SA	134,270	8,392,266
SES SA Class A FDR	78,126	2,161,382
Societe BIC SA	7,308	890,910
Sodexo	24,302	1,869,593
Technip SA	25,752	2,899,805
Unibail-Rodamco SE	23,896	5,383,168
Vallourec SA	26,506	1,089,985
Zodiac Aerospace	8,874	908,185

		105,097,389

143

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2012

Security	Shares	Value

GERMANY — 7.57%
Adidas AG	54,114	$4,609,048
BASF SE	236,698	19,608,180
Bayer AG Registered	106,662	9,286,506
Bayerische Motoren Werke AG	85,550	6,812,082
Beiersdorf AG	26,158	1,901,879
Brenntag AG	13,224	1,666,272
Continental AG	20,764	2,080,640
Fraport AG	9,744	571,213
Fresenius Medical Care AG & Co. KGaA	54,114	3,799,853
Fresenius SE & Co. KGaA	31,900	3,637,570
GEA Group AG	44,718	1,395,909
Henkel AG & Co. KGaA	34,336	2,221,070
Hochtief AGb	7,482	370,937
Hugo Boss AG	6,438	644,281
Infineon Technologies AG	181,018	1,231,456
K+S AG Registered	44,718	2,115,014
Kabel Deutschland Holding AG	23,026	1,658,644
Lanxess AG	21,286	1,757,826
Linde AG	47,734	8,025,520
MAN SE	10,730	1,081,865
Merck KGaA	16,472	2,104,560
Muenchener Rueckversicherungs-Gesellschaft AG Registered	16,182	2,600,111
QIAGEN NVa,b	61,132	1,061,875
Salzgitter AG	6,322	273,492
SAP AG	237,162	17,271,077
Suedzucker AG	16,878	653,819
United Internet AG Registered	25,114	502,297
Volkswagen AG	3,828	746,033

		99,689,029

GREECE — 0.09%
Coca-Cola Hellenic Bottling Co. SAb	27,016	577,621
Coca-Cola Hellenic Bottling Co. SA SP ADR[a,b]	29,256	618,179

		1,195,800
HONG KONG — 3.11%
AIA Group Ltd.	2,644,800	10,476,753
ASM Pacific Technology Ltd.[a]	52,200	581,942
Bank of East Asia Ltd. (The)	348,000	1,290,959
Cheung Kong Infrastructure Holdings Ltd.	116,000	679,531
CLP Holdings Ltd.	319,000	2,720,744
Foxconn International Holdings Ltd[b]	580,000	202,063
Galaxy Entertainment Group Ltd.[b]	348,000	1,196,663
Hang Lung Group Ltd.	58,000	343,508
Hang Lung Properties Ltd.	580,000	2,016,890
Hong Kong and China Gas Co. Ltd. (The)	1,338,183	3,556,954
Hong Kong Exchanges and Clearing Ltd.	174,000	2,871,543
Hysan Development Co. Ltd.	174,000	768,963
Li & Fung Ltd.[a]	1,508,400	2,530,203
Lifestyle International Holdings Ltd.	145,000	309,830
Link REIT (The)	580,000	2,885,014
MGM China Holdings Ltd.	255,200	461,004
MTR Corp. Ltd.	145,000	566,900
Sands China Ltd.[a]	626,400	2,356,057
Shangri-La Asia Ltd.	384,666	744,510
SJM Holdings Ltd.	522,000	1,136,942

Security	Shares	Value

Wharf (Holdings) Ltd. (The)	232,000	$1,588,067
Wing Hang Bank Ltd.	58,000	615,170
Wynn Macau Ltd.	394,400	1,117,035

		41,017,245
IRELAND — 0.28%
Elan Corp. PLC[b]	128,238	1,415,775
Kerry Group PLC Class A	38,628	2,020,687
Ryanair Holdings PLC SP ADR[b]	9,048	291,798

		3,728,260
ISRAEL — 0.60%
Israel Chemicals Ltd.	114,782	1,435,421
Israel Corp. Ltd. (The)	580	394,005
Mellanox Technologies Ltd.[b]	9,222	699,318
NICE Systems Ltd.[b]	15,138	500,542
Teva Pharmaceutical Industries Ltd.	121,336	4,926,811

		7,956,097
ITALY — 0.90%
Atlantia SpA	86,659	1,429,487
Autogrill SpA	29,290	299,267
Fiat Industrial SpA	219,762	2,379,233
Fiat SpA[b]	146,856	715,513
Luxottica Group SpA	30,160	1,147,037
Pirelli & C. SpA	60,088	695,697
Prysmian SpA	53,012	1,019,404
Saipem SpA	68,034	3,055,572
Tenaris SA	41,992	785,183
Unione di Banche Italiane ScpA	77,836	305,807

		11,832,200
JAPAN — 20.18%
ABC-MART Inc.	5,800	253,972
Advantest Corp.	40,600	512,008
AEON Co. Ltd.	75,400	821,636
AEON Mall Co. Ltd.	19,000	492,293
Ajinomoto Co. Inc.	174,000	2,653,647
All Nippon Airways Co. Ltd.[a]	290,000	613,162
Asahi Group Holdings Ltd.	98,600	2,243,881
Asahi Kasei Corp.	116,000	637,107
ASICS Corp.	40,600	588,708
Benesse Holdings Inc.	17,400	837,020
Bridgestone Corp.	168,200	3,911,970
Canon Inc.	290,000	9,353,434
Casio Computer Co. Ltd.[a]	58,000	442,637
Central Japan Railway Co.	11,600	997,022
Chiyoda Corp.	58,000	934,618
Chugai Pharmaceutical Co. Ltd.	58,000	1,174,077
Citizen Holdings Co. Ltd.	69,600	352,659
Coca-Cola West Co. Ltd.	5,800	88,745
Credit Saison Co. Ltd.	40,600	890,427
Dai-ichi Life Insurance Co. Ltd. (The)	2,204	2,536,820
Daihatsu Motor Co. Ltd.	58,000	1,014,438
Daikin Industries Ltd.	58,000	1,602,202
Dainippon Sumitomo Pharma Co. Ltd.	40,600	465,785
Daito Trust Construction Co. Ltd.	17,400	1,754,585
Daiwa House Industry Co. Ltd.	58,000	877,293
Dena Co. Ltd.	29,000	903,778

144

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2012

Security	Shares	Value

Dentsu Inc.	46,400	$1,093,096
East Japan Railway Co.	87,000	5,964,719
FamilyMart Co. Ltd.	17,400	842,462
FANUC Corp.	47,900	7,616,777
Fast Retailing Co. Ltd.	12,800	2,847,291
Furukawa Electric Co. Ltd.[b]	58,000	115,376
Gree Inc.	23,200	404,034
GS Yuasa Corp.	116,000	452,796
Hakuhodo DY Holdings Inc.	6,380	381,539
Hamamatsu Photonics K.K.	17,400	601,914
Hankyu Hanshin Holdings Inc.	290,000	1,603,653
Hino Motors Ltd.	58,000	446,991
Hirose Electric Co. Ltd.	6,400	683,798
Hisamitsu Pharmaceutical Co. Inc.	17,400	899,062
Hitachi Construction Machinery Co. Ltd.[a]	29,000	475,654
Hitachi High-Technologies Corp.	5,800	126,768
Hitachi Ltd.	754,000	3,990,266
Hitachi Metals Ltd.	58,000	542,049
Hokuriku Electric Power Co.	40,600	402,800
Hoya Corp.	110,200	2,227,989
IBIDEN Co. Ltd.	11,600	145,853
Idemitsu Kosan Co. Ltd.	300	25,785
IHI Corp.	348,000	731,440
Isuzu Motors Ltd.	290,000	1,531,090
ITOCHU Corp.	133,400	1,333,499
Itochu Techno-Solutions Corp.	5,800	299,687
Japan Airlines Co. Ltd.[b]	17,400	827,224
Japan Steel Works Ltd. (The)	58,000	343,225
Japan Tobacco Inc.	232,000	6,403,003
JGC Corp.	59,000	2,026,210
Jupiter Telecommunications Co. Ltd.	522	708,583
Kansai Paint Co. Ltd.	58,000	623,320
Kao Corp.	133,400	3,741,809
Keikyu Corp.	116,000	1,091,355
Keio Corp.	146,059	1,107,366
Keisei Electric Railway Co. Ltd.	58,000	531,165
Keyence Corp.	11,687	3,096,843
Kintetsu Corp.[a]	406,000	1,589,866
Kirin Holdings Co. Ltd.	232,000	2,908,345
Kobe Steel Ltd.	232,000	203,178
Koito Manufacturing Co. Ltd.	23,000	285,162
Komatsu Ltd.	237,800	4,974,373
Konami Corp.	23,200	530,875
Kubota Corp.	290,000	2,960,591
Kuraray Co. Ltd.	40,600	470,865
Kurita Water Industries Ltd.	29,000	657,425
Kyocera Corp.	11,600	1,017,340
Lawson Inc.	17,400	1,277,843
LIXIL Group Corp.	69,600	1,536,895
Mabuchi Motor Co. Ltd.	5,800	245,265
Makita Corp.	29,000	1,144,689
Mazda Motor Corp.[b]	232,000	275,741
McDonald’s Holdings Co. (Japan) Ltd.	17,400	482,837
Medipal Holdings Corp.	34,800	442,347
Meiji Holdings Co. Ltd.	5,800	265,220
Miraca Holdings Inc.	17,400	734,705
Mitsubishi Electric Corp.	522,000	3,892,306
Mitsubishi Estate Co. Ltd.	317,000	6,262,267
Mitsubishi Heavy Industries Ltd.	812,000	3,413,387
Mitsubishi Materials Corp.	290,000	841,737
Mitsubishi Motors Corp.[b]	986,000	851,170
Mitsui Fudosan Co. Ltd.	198,500	4,005,761
MS&AD Insurance Group Holdings Inc.	81,200	1,374,498

Security	Shares	Value

Murata Manufacturing Co. Ltd.	34,800	$1,689,278
Nabtesco Corp.	29,000	539,147
Nexon Co. Ltd.[b]	29,000	353,021
NGK Insulators Ltd.	58,000	645,815
NHK Spring Co. Ltd.	29,069	241,848
Nidec Corp.	29,000	2,060,803
Nikon Corp.	87,000	2,209,558
Nintendo Co. Ltd.	29,000	3,729,764
Nisshin Seifun Group Inc.	58,000	723,458
Nissin Foods Holdings Co. Ltd.	17,400	657,425
Nitori Holdings Co. Ltd.	8,900	725,985
Nitto Denko Corp.	40,600	1,838,759
NOK Corp.	29,000	463,681
Nomura Holdings Inc.	609,000	2,194,320
Nomura Research Institute Ltd.	23,200	491,980
NTT Data Corp.	348	1,131,555
NTT Urban Development Corp.	406	333,719
Odakyu Electric Railway Co. Ltd.	174,000	1,843,838
Oji Holdings Corp.	58,000	169,799
Olympus Corp.[b]	58,000	1,011,535
Omron Corp.	17,400	346,128
Oracle Corp. Japan	11,600	515,201
Oriental Land Co. Ltd.	12,500	1,703,053
Otsuka Corp.	5,800	472,388
Otsuka Holdings Co. Ltd.	92,800	2,854,938
Panasonic Corp.	568,400	3,655,168
Rakuten Inc.	185,600	1,667,219
Rinnai Corp.	5,800	395,471
Rohm Co. Ltd.	23,200	747,404
Sanrio Co. Ltd.	11,600	381,539
Santen Pharmaceutical Co. Ltd.	17,400	760,828
Secom Co. Ltd.	52,200	2,654,735
Seiko Epson Corp.[a]	34,800	192,874
Seven Bank Ltd.	145,000	413,612
Sharp Corp.[a]	174,000	374,428
Shikoku Electric Power Co. Inc.	40,600	433,277
Shimadzu Corp.	58,000	389,666
Shimamura Co. Ltd.	5,900	614,137
Shimano Inc.	17,400	1,094,983
Shin-Etsu Chemical Co. Ltd.	104,400	5,877,643
Shionogi & Co. Ltd.	34,800	576,444
Shiseido Co. Ltd.	92,800	1,172,626
SMC Corp.	12,300	1,935,869
SoftBank Corp.	226,200	7,151,350
Sony Financial Holdings Inc.	44,049	784,759
Sumco Corp.[b]	11,600	79,239
Sumitomo Chemical Co. Ltd.	406,000	1,137,796
Sumitomo Realty & Development Co. Ltd.	116,000	3,198,599
Sumitomo Rubber Industries Inc.	46,400	545,097
Suruga Bank Ltd.	58,000	695,158
Suzuki Motor Corp.	92,800	2,099,117
Sysmex Corp.	17,400	817,428
Taiheiyo Cement Corp.	290,000	616,790
Taisho Pharmaceutical Holdings Co. Ltd.	11,600	934,618
Taiyo Nippon Sanso Corp.	58,000	317,828
TDK Corp.	34,800	1,304,837
Terumo Corp.	40,600	1,747,329
THK Co. Ltd.	17,400	288,875
Tobu Railway Co. Ltd.	174,000	923,008
Toho Co. Ltd.	29,000	504,679
Toho Gas Co. Ltd.	116,000	702,415
Tohoku Electric Power Co. Inc.[b]	40,600	298,671
Tokio Marine Holdings Inc.	185,600	4,906,453

145

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2012

Security	Shares	Value

Tokyo Electron Ltd.	17,400	$780,420
Tokyu Corp.	290,000	1,473,039
Toppan Printing Co. Ltd.	58,000	334,518
Toray Industries Inc.	406,000	2,367,021
Toshiba Corp.	1,044,000	3,866,183
Tosoh Corp.	58,000	113,199
TOTO Ltd.	58,000	433,930
Toyo Seikan Kaisha Ltd.	40,600	430,737
Toyo Suisan Kaisha Ltd.	13,000	323,496
Toyota Boshoku Corp.	17,400	164,356
Toyota Motor Corp.	713,400	27,356,074
Trend Micro Inc.	29,000	811,260
Tsumura & Co.	17,400	555,111
Unicharm Corp.	29,000	1,567,371
Ushio Inc.	29,000	305,492
USS Co. Ltd.	5,800	608,808
Yahoo! Japan Corp.	3,770	1,295,657
Yakult Honsha Co. Ltd.	23,200	1,079,745
Yamada Denki Co. Ltd.	14,500	627,674
Yamaha Corp.	11,600	104,056
Yamaha Motor Co. Ltd.	75,400	719,757
Yamato Holdings Co. Ltd.	98,600	1,498,799
Yamato Kogyo Co. Ltd.	11,600	325,230
Yamazaki Baking Co. Ltd.	58,000	696,610
Yaskawa Electric Corp.	59,000	422,219
Yokogawa Electric Corp.	34,800	395,326

		265,880,156
NETHERLANDS — 2.67%
ASML Holding NV	108,692	5,978,790
D.E Master Blenders 1753 NVb	76,328	932,583
Fugro NV CVA	17,748	1,199,568
Heineken Holding NV	26,448	1,341,722
Heineken NV	59,334	3,657,035
Koninklijke Ahold NV	175,334	2,231,764
Randstad Holding NV	31,262	1,020,227
Royal Boskalis Westminster NV CVA	18,676	711,249
Royal Vopak NV	18,212	1,267,508
SBM Offshore NVb	43,848	572,728
TNT Express NV	85,202	897,149
Unilever NV CVA	419,862	15,413,140

		35,223,463
NEW ZEALAND — 0.14%
Auckland International Airport Ltd.	251,662	555,503
Contact Energy Ltd.[b]	92,557	421,545
SKYCITY Entertainment Group Ltd.	154,512	492,854
Telecom Corp. of New Zealand Ltd.	171,100	338,291

		1,808,193
NORWAY — 1.28%
Aker Solutions ASA	42,456	832,857
Seadrill Ltd.	90,712	3,667,025
Statoil ASA	288,956	7,131,092
Subsea 7 SA	72,094	1,579,682
Telenor ASA	187,630	3,684,014

		16,894,670

Security	Shares	Value

PORTUGAL — 0.15%
Galp Energia SGPS SA Class B	58,696	$939,320
Jeronimo Martins SGPS SA	55,680	974,027

		1,913,347
SINGAPORE — 1.78%
CapitaMalls Asia Ltd.	406,000	615,630
City Developments Ltd.	58,000	544,797
Fraser and Neave Ltd.	232,000	1,741,830
Genting Singapore PLC	1,566,000	1,707,127
Global Logistic Properties Ltd.	580,000	1,221,753
Jardine Cycle & Carriage Ltd.	28,000	1,130,052
Keppel Corp. Ltd.[a]	348,200	3,042,344
Noble Group Ltd.	522,181	560,680
Olam International Ltd.[a]	406,000	655,563
Oversea-Chinese Banking Corp. Ltd.	406,000	3,028,236
SembCorp Industries Ltd.	116,000	517,225
SembCorp Marine Ltd.[a]	232,000	895,635
Singapore Exchange Ltd.	232,000	1,279,751
Singapore Press Holdings Ltd.[a]	108,000	357,625
Singapore Technologies Engineering Ltd.	406,000	1,171,362
Singapore Telecommunications Ltd.	1,334,000	3,520,741
StarHub Ltd.	58,000	174,944
Wilmar International Ltd.[a]	522,000	1,322,061

		23,487,356
SPAIN — 1.08%
Abertis Infraestructuras SA	49,161	740,227
Acerinox SAa	24,824	258,622
Amadeus IT Holding SA Class A	79,750	1,973,795
Bankia SAa,b	160,138	240,708
Distribuidora Internacional de Alimentacion SA	156,832	949,051
Grifols SAb	38,048	1,319,338
Industria de Diseno Textil SA	56,318	7,183,843
International Consolidated Airlines Group SAb	241,338	633,895
Red Electrica Corporacion SA	18,212	853,698
Zardoya Otis SA	11,074	136,896

		14,290,073
SWEDEN — 3.76%
Alfa Laval AB	85,782	1,489,298
Assa Abloy AB Class B	85,028	2,833,241
Atlas Copco AB Class A	173,130	4,255,584
Atlas Copco AB Class B	101,558	2,223,887
Boliden AB	35,844	626,084
Elekta AB Class B	95,120	1,354,679
Getinge AB Class B	51,388	1,579,882
Hennes & Mauritz AB Class B	244,760	8,281,131
Hexagon AB Class B	62,176	1,429,915
Holmen AB Class B	13,456	396,457
Industrivarden AB Class C	15,080	212,607
Investor AB Class B	118,320	2,608,768
Lundin Petroleum ABb	57,594	1,378,354
Millicom International Cellular SA SDR	16,356	1,412,422
Modern Times Group MTG AB Class B	11,542	351,371
Ratos AB Class B	31,552	270,803
Sandvik AB	258,100	3,578,563
Scania AB Class B	54,404	1,035,540
SKF AB Class B	100,514	2,264,648

146

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2012

Security	Shares	Value

Swedbank AB Class A	213,324	$3,954,374
Swedish Match AB	53,360	1,817,428
Tele2 AB Class B	81,780	1,364,356
Volvo AB Class B	358,730	4,825,128

		49,544,520
SWITZERLAND — 9.76%
ABB Ltd. Registered[b]	566,022	10,199,580
Actelion Ltd. Registered[b]	18,676	900,908
Adecco SA Registered[b]	12,122	586,313
Aryzta AGb	22,272	1,112,165
Barry Callebaut AG Registered[b]	464	442,973
Compagnie Financiere Richemont SA Class A Bearer	134,560	8,727,904
GAM Holding AGb	30,914	431,574
Geberit AG Registered[b]	6,380	1,315,464
Givaudan SA Registered[b]	2,146	2,147,844
Julius Baer Group Ltd.[b]	58,560	2,031,237
Kuehne & Nagel International AG Registered	13,920	1,624,897
Lindt & Spruengli AG Participation Certificates	174	549,916
Lindt & Spruengli AG Registered	24	873,454
Nestle SA Registered	553,320	35,117,281
Pargesa Holding SA Bearer	4,002	269,894
Partners Group Holding AG	3,422	724,309
Roche Holding AG Genusschein	181,018	34,815,640
Schindler Holding AG Participation Certificates	12,528	1,650,758
Schindler Holding AG Registered	5,510	713,010
SGS SA Registered	1,450	3,070,662
Sika AG Bearer	522	1,089,182
Sonova Holding AG Registered[b]	12,470	1,254,097
Straumann Holding AG Registered	2,262	279,106
Sulzer AG Registered	6,090	881,585
Swatch Group AG (The) Bearer	8,004	3,312,652
Swatch Group AG (The) Registered	11,252	817,437
Syngenta AG Registered	24,476	9,562,252
Transocean Ltd.	90,248	4,108,261

		128,610,355
UNITED KINGDOM — 24.14%
3i Group PLC	121,568	421,866
Aberdeen Asset Management PLC	223,126	1,166,471
Admiral Group PLC	52,954	945,252
Aggreko PLC	68,788	2,382,650
AMEC PLC	83,694	1,429,254
Anglo American PLC	357,976	10,974,933
Antofagasta PLC	100,572	2,036,674
ARM Holdings PLC	353,626	3,788,567
Associated British Foods PLC	91,872	2,049,945
Babcock International Group PLC	92,974	1,464,905
BG Group PLC	876,786	16,208,972
British American Tobacco PLC	503,962	24,921,524
British Sky Broadcasting Group PLC	283,388	3,236,956
BT Group PLC	2,014,282	6,895,859
Bunzl PLC	86,014	1,420,372
Burberry Group PLC	113,274	2,127,835
Capita PLC	167,968	1,956,474
Centrica PLC	471,772	2,463,317
Cobham PLC	280,430	971,342
Compass Group PLC	484,474	5,307,482
Croda International PLC	35,264	1,250,434
Diageo PLC	646,990	18,459,728
Eurasian Natural Resources Corp.	66,758	352,443

Security	Shares	Value

Experian PLC	260,768	$4,495,182
Fresnillo PLC	47,096	1,456,023
G4S PLC	360,412	1,512,572
GKN PLC	401,592	1,343,141
GlaxoSmithKline PLC	1,292,878	28,879,294
Glencore International PLC	977,880	5,404,458
ICAP PLC	142,332	745,467
IMI PLC	83,346	1,281,651
Imperial Tobacco Group PLC	256,128	9,655,662
Inmarsat PLC	115,826	1,057,098
InterContinental Hotels Group PLC	71,131	1,753,313
Intertek Group PLC	41,818	1,899,186
Invensys PLC	137,692	505,326
ITV PLC	956,420	1,333,598
Johnson Matthey PLC	52,538	1,903,584
Kingfisher PLC	612,654	2,857,413
London Stock Exchange Group PLC	45,298	711,894
Lonmin PLC	40,426	334,108
Man Group PLC	233,102	294,610
Meggitt PLC	203,348	1,264,551
Melrose PLC	155,266	602,841
Next PLC	42,920	2,465,757
Pearson PLC	210,888	4,229,903
Petrofac Ltd.	67,338	1,740,098
Prudential PLC	658,300	8,998,805
Randgold Resources Ltd.	22,388	2,669,047
Reckitt Benckiser Group PLC	168,316	10,168,709
Reed Elsevier PLC	109,678	1,070,783
Rexam PLC	114,782	826,036
Rio Tinto PLC	345,622	17,286,306
Rolls-Royce Holdings PLC[b]	481,864	6,633,545
SABMiller PLC	246,674	10,549,097
Sage Group PLC (The)	321,436	1,608,959
Schroders PLC	18,096	444,300
Serco Group PLC	128,122	1,169,318
Severn Trent PLC	61,422	1,589,200
Shire PLC	145,348	4,081,461
Smith & Nephew PLC	230,318	2,430,403
Smiths Group PLC	100,166	1,704,093
Standard Chartered PLC	615,670	14,516,098
Tate & Lyle PLC	118,842	1,390,003
Tesco PLC	2,075,936	10,697,184
Tullow Oil PLC	234,088	5,294,871
Unilever PLC	330,832	12,317,331
Vedanta Resources PLC	27,724	506,498
Weir Group PLC (The)	54,984	1,543,099
Whitbread PLC	46,400	1,756,690
Wm Morrison Supermarkets PLC	601,228	2,594,903
Wolseley PLC	47,560	2,075,678
WPP PLC	325,264	4,189,514

		318,071,916

TOTAL COMMON STOCKS
(Cost: $1,152,638,145)		1,300,037,231

PREFERRED STOCKS — 0.85%

GERMANY — 0.85%
Bayerische Motoren Werke AG	6,844	378,683
Henkel AG & Co. KGaA	45,298	3,616,332
Porsche Automobil Holding SE	25,984	1,724,581
ProSiebenSat.1 Media AG	14,790	412,045
Volkswagen AG	24,418	5,049,879

		11,181,520

147

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

October 31, 2012

Security	Shares	Value

UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC Class Cb	36,621,664	$58,999

		58,999

TOTAL PREFERRED STOCKS
(Cost: $8,460,908)		11,240,519

SHORT-TERM INVESTMENTS — 0.75%

MONEY MARKET FUNDS — 0.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	8,916,849	8,916,849
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	636,574	636,574
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	307,757	307,757

		9,861,180

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,861,180)		9,861,180

TOTAL INVESTMENTS IN SECURITIES — 100.26%
(Cost: $1,170,960,233)		1,321,138,930
Other Assets, Less Liabilities — (0.26)%		(3,434,648)

NET ASSETS — 100.00%		$1,317,704,282

FDR  —  Fiduciary Depositary Receipts

SDR  —  Swedish Depositary Receipts

SP ADR  —   Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

148

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.64%

AUSTRALIA — 3.94%
Amcor Ltd.	13,195	$108,092
CFS Retail Property Trust Group	504,426	1,022,591
Commonwealth Bank of Australia	20,996	1,257,321
CSL Ltd.	5,133	252,827
Echo Entertainment Group Ltd.	21,242	77,314
Metcash Ltd.	21,028	79,806
Origin Energy Ltd.	7,749	91,281
QR National Ltd.	121,568	471,464
Telstra Corp. Ltd.	192,241	825,285
Westfield Group	27,811	307,420
Woolworths Ltd.	55,651	1,697,171

		6,190,572
BELGIUM — 1.42%
Belgacom SA	47,270	1,381,243
Colruyt SA	18,473	843,551

		2,224,794
DENMARK — 1.20%
Novo Nordisk A/S Class B	8,004	1,289,600
Novozymes A/S Class B	9,251	255,517
TDC A/S	50,257	346,157

		1,891,274
FINLAND — 0.57%
Elisa OYJ	27,811	596,060
Orion OYJ Class B	12,238	302,571

		898,631
FRANCE — 4.07%
Danone SA	8,091	497,219
Dassault Systemes SA	3,828	403,225
Essilor International SA	6,206	559,303
Eutelsat Communications SA	24,621	788,026
France Telecom SA	21,756	242,503
Iliad SA	7,018	1,080,813
L’Air Liquide SA	12,441	1,467,015
L’Oreal SA	725	92,320
SCOR SE	3,220	85,911
SES SA Class A FDR	4,292	118,739
Sodexo	5,017	385,966
Total SA	13,311	669,583

		6,390,623
GERMANY — 3.45%
Beiersdorf AG	6,554	476,524
Deutsche Telekom AG Registered	71,427	815,318
Fresenius Medical Care AG & Co. KGaA	7,018	492,800
Linde AG	3,915	658,229
Muenchener Rueckversicherungs-Gesellschaft AG Registered	7,714	1,239,479
QIAGEN NVa	34,162	593,401
SAP AG	15,631	1,138,311

		5,414,062

Security	Shares	Value

HONG KONG — 8.70%
AIA Group Ltd.	214,600	$850,087
BOC Hong Kong (Holdings) Ltd.	159,500	490,845
Cheung Kong Infrastructure Holdings Ltd.	92,000	538,938
CLP Holdings Ltd.	247,000	2,106,657
Hang Seng Bank Ltd.	156,600	2,404,552
Hong Kong and China Gas Co. Ltd. (The)	58,500	155,496
Hopewell Holdings Ltd.[b]	174,000	627,519
Link REIT (The)	580,000	2,885,014
MTR Corp. Ltd.	449,500	1,757,389
Power Assets Holdings Ltd.	217,500	1,849,440

		13,665,937
IRELAND — 0.22%
Ryanair Holdings PLC SP ADR[a]	10,527	339,496

		339,496
ISRAEL — 1.80%
Bank Hapoalim Ltd.[a]	175,363	688,592
Bank Leumi le-Israel BMa	62,379	200,640
Bezeq The Israel Telecommunication Corp. Ltd.	463,594	564,961
NICE Systems Ltd.[a]	14,558	481,365
Teva Pharmaceutical Industries Ltd.	22,185	900,815

		2,836,373
ITALY — 0.63%
Snam SpA	223,184	987,335

		987,335
JAPAN — 26.30%
All Nippon Airways Co. Ltd.[b]	290,000	613,162
Asahi Group Holdings Ltd.	8,700	197,989
Astellas Pharma Inc.	11,600	575,429
Bank of Kyoto Ltd. (The)	87,000	746,678
Bank of Yokohama Ltd. (The)	29,000	133,154
Benesse Holdings Inc.	20,300	976,523
Central Japan Railway Co.	5,800	498,511
Chubu Electric Power Co. Inc.	26,100	268,739
Chugai Pharmaceutical Co. Ltd.	26,100	528,335
Chugoku Bank Ltd. (The)	58,000	796,747
East Japan Railway Co.	14,500	994,120
FamilyMart Co. Ltd.	17,400	842,462
Gunma Bank Ltd. (The)	116,000	558,739
Hachijuni Bank Ltd. (The)	116,000	597,923
Hokkaido Electric Power Co. Inc.	23,200	190,697
Hokuriku Electric Power Co.	4,000	39,685
Iyo Bank Ltd. (The)	63,000	486,313
Japan Real Estate Investment Corp.	116	1,159,565
Joyo Bank Ltd. (The)	87,000	420,143
Jupiter Telecommunications Co. Ltd.	464	629,851
Kansai Paint Co. Ltd.	29,000	311,660
Kao Corp.	5,800	162,687
Keikyu Corp.	35,000	329,288
Kintetsu Corp.	116,000	454,247
Lawson Inc.	17,400	1,277,843

149

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

October 31, 2012

Security	Shares	Value

McDonald’s Holdings Co. (Japan) Ltd.	20,300	$563,310
Mitsubishi Tanabe Pharma Corp.	40,600	584,644
Nexon Co. Ltd.[a]	31,900	388,324
Nippon Building Fund Inc.	87	932,804
Nippon Telegraph and Telephone Corp.	31,900	1,450,726
Nissin Foods Holdings Co. Ltd.	17,400	657,425
Nitori Holdings Co. Ltd.	10,150	827,949
NTT DOCOMO Inc.	1,305	1,915,132
Odakyu Electric Railway Co. Ltd.	87,000	921,919
Ono Pharmaceutical Co. Ltd.	20,300	1,224,146
Oracle Corp. Japan	11,600	515,201
Oriental Land Co. Ltd.	14,500	1,975,541
Osaka Gas Co. Ltd.	116,000	477,468
Otsuka Holdings Co. Ltd.	11,600	356,867
Rakuten Inc.	17,400	156,302
Resona Holdings Inc.	52,200	225,310
Rinnai Corp.	700	47,729
Sankyo Co. Ltd.	2,900	131,159
Sanrio Co. Ltd.	2,900	95,385
Santen Pharmaceutical Co. Ltd.	20,300	887,633
Secom Co. Ltd.	23,200	1,179,882
Seven Bank Ltd.	150,800	430,156
Shimamura Co. Ltd.	5,800	603,728
Shizuoka Bank Ltd. (The)	174,000	1,776,354
Suzuken Co. Ltd.	11,600	365,575
Taisho Pharmaceutical Holdings Co. Ltd.	5,800	467,309
Takeda Pharmaceutical Co. Ltd.	49,300	2,288,290
Tokyo Gas Co. Ltd.	377,000	1,995,133
TonenGeneral Sekiyu K.K.	87,000	788,040
Tsumura & Co.	17,400	555,111
Unicharm Corp.	11,600	626,949
USS Co. Ltd.	1,450	152,202
West Japan Railway Co.	40,600	1,770,186
Yahoo! Japan Corp.	580	199,332

		41,323,711
NETHERLANDS — 1.27%
Koninklijke Ahold NV	38,570	490,944
Koninklijke KPN NV	18,305	115,538
Unilever NV CVA	37,874	1,390,355

		1,996,837
NEW ZEALAND — 0.39%
Auckland International Airport Ltd.	225,359	497,444
Contact Energy Ltd.[a]	24,651	112,271

		609,715
SINGAPORE — 5.50%
ComfortDelGro Corp. Ltd.	174,000	241,023
DBS Group Holdings Ltd.	167,000	1,902,627
Oversea-Chinese Banking Corp. Ltd.	301,000	2,245,072
Singapore Airlines Ltd.[b]	174,000	1,511,741
Singapore Press Holdings Ltd.[b]	12,000	39,736
Singapore Telecommunications Ltd.	460,000	1,214,049
Singapore Telecommunications Ltd. New	4,000	10,557
StarHub Ltd.[b]	203,000	612,303
United Overseas Bank Ltd.	58,000	868,538

		8,645,646

Security	Shares	Value

SPAIN — 0.29%
Bankia SAa	307,893	$462,803

		462,803
SWITZERLAND — 11.89%
Givaudan SA Registered[a]	2,175	2,176,869
Lindt & Spruengli AG Registered	29	1,055,423
Nestle SA Registered	36,772	2,333,790
Novartis AG Registered	38,309	2,305,863
Roche Holding AG Genusschein	13,079	2,515,516
SGS SA Registered	1,160	2,456,529
Swiss Prime Site AG Registered	14,906	1,244,568
Swisscom AG Registered	5,713	2,373,668
Syngenta AG Registered	5,684	2,220,618

		18,682,844
UNITED KINGDOM — 28.00%
Admiral Group PLC	8,911	159,065
Associated British Foods PLC	40,832	911,086
AstraZeneca PLC	35,699	1,654,933
BP PLC	196,968	1,406,703
British American Tobacco PLC	27,898	1,379,589
British Sky Broadcasting Group PLC	91,176	1,041,444
Capita PLC	141,056	1,643,006
Centrica PLC	192,869	1,007,049
Compass Group PLC	152,453	1,670,145
Diageo PLC	69,136	1,972,568
Experian PLC	79,779	1,375,250
G4S PLC	61,219	256,923
GlaxoSmithKline PLC	97,991	2,188,846
HSBC Holdings PLC	91,031	892,839
Imperial Tobacco Group PLC	12,296	463,542
J Sainsbury PLC	323,611	1,848,720
Marks & Spencer Group PLC	75,313	477,810
National Grid PLC	190,646	2,169,946
Next PLC	6,380	366,531
Pearson PLC	89,697	1,799,105
Reckitt Benckiser Group PLC	39,672	2,396,760
Reed Elsevier PLC	111,911	1,092,583
Rexam PLC	69,716	501,716
Royal Dutch Shell PLC Class A	30,769	1,053,371
Royal Dutch Shell PLC Class B	38,222	1,348,857
RSA Insurance Group PLC	288,608	522,152
Sage Group PLC (The)	102,805	514,594
Serco Group PLC	135,053	1,232,575
Shire PLC	22,765	639,255
SSE PLC	103,617	2,417,179
Tesco PLC	232,029	1,195,633
Unilever PLC	62,147	2,313,818
Vodafone Group PLC	822,498	2,229,457
Wm Morrison Supermarkets PLC	430,621	1,858,562

		44,001,612

TOTAL COMMON STOCKS (Cost: $151,803,933)		156,562,265

150

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE MINIMUM VOLATILITY INDEX FUND

October 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.68%

MONEY MARKET FUNDS — 0.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	972,690	$972,690
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	69,440	69,440
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	24,689	24,689

		1,066,819

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,066,819)		1,066,819

TOTAL INVESTMENTS IN SECURITIES — 100.32%
(Cost: $152,870,752)		157,629,084
Other Assets, Less Liabilities — (0.32)%		(497,945)

NET ASSETS —100.00%		$157,131,139

FDR — Fiduciary Depositary Receipts
SP ADR — Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

151

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.00%

AUSTRALIA — 9.07%
Abacus Property Group	218,184	$470,591
Acrux Ltd.	222,463	747,413
Adelaide Brighton Ltd.	889,440	2,923,705
Aditya Birla Minerals Ltd.	516,346	246,295
AET&D Holdings No. 1 Pty Ltd.[a]	169,200	2
Alesco Corp. Ltd.	193,918	390,101
Alkane Resources Ltd.[b]	337,824	297,761
Ampella Mining Ltd.[b,c]	335,235	166,858
Ansell Ltd.	214,812	3,474,888
APN News & Media Ltd.	1,056,073	405,185
Aquarius Platinum Ltd.	619,490	369,368
Aquila Resources Ltd.[b,c]	163,124	455,017
ARB Corp. Ltd.	60,144	640,502
Ardent Leisure Group	379,891	557,408
Aristocrat Leisure Ltd.	369,240	1,079,731
Arrium Ltd.	1,730,736	1,408,829
Aspen Group Ltd.	1,597,932	281,686
Astro Japan Property Trust[c]	125,195	421,918
Atlas Iron Ltd.	680,053	1,082,452
Aurora Oil and Gas Ltd.[b,c]	396,372	1,607,080
Ausdrill Ltd.	189,022	558,618
Ausenco Ltd.	107,100	350,941
Austal Ltd.[b]	123,168	156,456
Austin Engineering Ltd.	52,188	234,324
Australand Property Group	104,306	326,643
Australian Agricultural Co. Ltd.[b]	330,135	445,033
Automotive Holdings Group	173,196	572,910
AWE Ltd.	882,953	1,217,718
Bandanna Energy Ltd.[b,c]	322,932	113,854
Bank of Queensland Ltd.	273,239	2,147,680
Bathurst Resources Ltd.[b,c]	741,948	334,673
Beach Energy Ltd.	1,788,468	2,559,281
Beadell Resources Ltd.[b]	703,596	707,706
Billabong International Ltd.	410,501	376,717
BlueScope Steel Ltd.[b]	3,371,559	1,660,665
Boart Longyear Group	585,024	885,695
Bradken Ltd.	211,248	1,082,124
Buru Energy Ltd.[b,c]	197,472	569,256
BWP Trust	473,696	1,026,606
Cabcharge Australia Ltd.	113,164	694,685
Cardno Ltd.	143,749	1,198,446
carsales.com Ltd.[c]	190,740	1,475,497
Challenger Diversified Property Group	147,288	392,517
Challenger Ltd.	569,326	1,906,870
Charter Hall Retail REIT	349,102	1,314,064
Clough Ltd.	275,604	222,914
Coalspur Mines Ltd.[b,c]	537,512	523,930
Cockatoo Coal Ltd.[b]	667,410	114,192
Commonwealth Property Office Fund	1,602,216	1,794,331
Consolidated Media Holdings Ltd.	796,620	2,833,368
CSR Ltd.[c]	268,348	486,961
Cudeco Ltd.[b,c]	136,614	661,561
Dart Energy Ltd.[b,c]	2,005,320	353,501
David Jones Ltd.[c]	715,534	1,981,067
Decmil Group Ltd.	158,916	426,801
Discovery Metals Ltd.[b]	303,552	544,549

Security	Shares	Value

Downer EDI Ltd.[b]	502,643	$1,871,164
Drillsearch Energy Ltd.[b]	371,484	583,593
DUET Group	1,791,732	3,883,086
DuluxGroup Ltd.	254,685	934,898
Elemental Minerals Ltd.[b]	296,004	179,561
Emeco Holdings Ltd.	670,266	483,047
Energy Resources of Australia Ltd.[b]	442,902	647,567
Energy World Corp. Ltd.[b,c]	1,157,217	437,991
Envestra Ltd.	1,284,672	1,205,587
Evolution Mining Ltd.[b]	449,820	930,549
FKP Property Group	1,059,176	243,825
Fleetwood Corp. Ltd.	70,339	751,261
FlexiGroup Ltd.	135,186	555,117
Flight Centre Ltd.[c]	88,286	2,435,180
Focus Minerals Ltd.[b]	8,599,779	321,031
Forge Group Ltd.	26,902	111,305
G.U.D Holdings Ltd.	38,530	335,211
Gindalbie Metals Ltd.[b,c]	801,796	286,841
Goodman Fielder Ltd.[b]	1,853,544	1,124,389
GrainCorp Ltd. Class A	167,525	2,131,483
Grange Resources Ltd.	403,981	104,727
Gryphon Minerals Ltd.[b,c]	402,729	325,736
Guildford Coal Ltd.[b]	348,840	180,865
GWA Group Ltd.	80,435	145,545
Hills Industries Ltd.	308,521	243,140
Horizon Oil Ltd.[b]	1,568,519	634,325
iiNET Ltd.	175,155	755,568
Imdex Ltd.	249,288	346,389
Independence Group NL	252,849	1,046,145
Indophil Resources NLb	727,260	211,157
Industrea Ltd.	292,614	382,317
Infigen Energy[b]	1,774,275	441,560
Integra Mining Ltd.[b,c]	855,984	479,311
Intrepid Mines Ltd.[b,c]	695,232	245,113
Investa Office Fund	857,463	2,640,763
Invocare Ltd.	94,248	861,005
IOOF Holdings Ltd.	397,226	2,603,229
Iress Ltd.	57,084	453,420
Ivanhoe Australia Ltd.[b]	285,495	259,038
JB Hi-Fi Ltd.[c]	153,949	1,636,283
Jupiter Mines Ltd.[b]	883,801	123,722
Kagara Ltd.[a,b,c]	901,138	9
Kangaroo Resources Ltd.[b]	1,427,496	62,170
Karoon Gas Australia Ltd.[b]	202,889	1,173,952
Kingsgate Consolidated Ltd.[c]	198,197	1,128,306
Kingsrose Mining Ltd.	319,124	322,643
Linc Energy Ltd.[b]	633,012	361,021
M2 Telecommunications Group Ltd.[c]	148,716	590,628
Macmahon Holdings Ltd.	1,724,412	572,201
Macquarie Atlas Roads Group[b]	220,728	353,626
McMillan Shakespeare Ltd.	45,084	603,073
Medusa Mining Ltd.	164,016	1,037,466
Mermaid Marine Australia Ltd.	84,252	283,063
Mesoblast Ltd.[b,c]	126,419	756,390
Metals X Ltd.[b]	710,070	92,038
Metminco Ltd.[b]	1,220,840	103,808
Miclyn Express Offshore Ltd.	151,306	348,311
Mincor Resources NL	842,377	1,043,835
Mineral Deposits Ltd.[b]	85,884	436,381
Mineral Resources Ltd.	76,092	684,883
Mirabela Nickel Ltd.[b,c]	1,530,386	714,120
Molopo Energy Ltd.[b]	516,714	294,694
Monadelphous Group Ltd.	66,300	1,450,620

152

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2012

Security	Shares	Value

Mount Gibson Iron Ltd.	954,124	$697,512
Myer Holdings Ltd.	435,336	882,529
Navitas Ltd.	137,292	586,543
Nexus Energy Ltd.[b,c]	1,867,060	232,326
Northern Iron Ltd.[b]	384,991	241,526
Northern Star Resources Ltd.	378,828	504,781
NRW Holdings Ltd.	285,071	605,989
Nufarm Ltd.	125,807	750,119
OM Holdings Ltd.[b]	613,428	168,565
OrotonGroup Ltd.	28,968	195,249
Pacific Brands Ltd.	1,461,674	939,723
Paladin Energy Ltd.[b,c]	714,922	841,419
PanAust Ltd.	566,878	1,957,454
Panoramic Resources Ltd.	442,494	286,777
Perilya Ltd.[b,c]	1,130,911	363,536
Perpetual Ltd.	27,106	785,325
Perseus Mining Ltd.[b,c]	479,808	1,273,694
Pharmaxis Ltd.[b]	324,224	433,703
Platinum Asset Management Ltd.	70,003	264,226
Premier Investments Ltd.	64,668	413,074
Primary Health Care Ltd.	533,432	2,151,723
Programmed Maintenance Services Ltd.	193,102	414,491
Qube Logistics Holdings Ltd.	184,008	295,751
Ramelius Resources Ltd.[b]	547,503	249,803
REA Group Ltd.	53,208	951,752
Red Fork Energy Ltd.[b]	322,728	230,910
Redflex Holdings Ltd.	65,443	103,827
Regis Resources Ltd.[b]	400,490	2,230,096
Reject Shop Ltd. (The)	29,376	432,857
Resolute Mining Ltd.	582,377	1,153,441
Rex Minerals Ltd.[b]	246,748	204,692
Roc Oil Co. Ltd.[b]	1,656,000	738,391
SAI Global Ltd.	251,421	1,058,486
Sandfire Resources NLb,c	62,220	543,895
Saracen Mineral Holdings Ltd.[b,c]	635,664	329,576
Sedgman Ltd.	148,655	152,606
Seek Ltd.	267,532	1,855,921
Senex Energy Ltd.[b,c]	930,789	714,234
Seven West Media Ltd.	436,473	549,910
Sigma Pharmaceuticals Ltd.	2,111,958	1,478,246
Silex Systems Ltd.[b]	177,807	641,632
Silver Lake Resources Ltd.[b,c]	194,933	709,496
Skilled Group Ltd.	241,838	667,058
Southern Cross Media Group Ltd.	379,279	409,025
Spark Infrastructure Group	1,352,574	2,370,311
St Barbara Ltd.[b]	511,206	1,004,530
Starpharma Holdings Ltd.[b]	194,530	327,791
STW Communications Group Ltd.	719,818	753,879
Sundance Resources Ltd.[b]	3,431,076	1,263,038
Super Retail Group Ltd.	122,604	1,145,479
Tassal Group Ltd.	413,156	621,212
Ten Network Holdings Ltd.	373,776	108,524
Tiger Resources Ltd.[b]	765,816	246,175
TPG Telecom Ltd.	280,991	696,383
Transfield Services Ltd.	477,980	788,069
Transpacific Industries Group Ltd.[b]	1,037,111	822,705
Treasury Wine Estates Ltd.	778,754	3,989,192
Troy Resources Ltd.	105,004	481,267
UGL Ltd.	237,252	2,627,476
Western Areas NLc	221,851	1,007,612
Wotif.com Holdings Ltd.	67,524	325,588

		144,535,346

Security	Shares	Value

AUSTRIA — 1.09%
Atrium European Real Estate Ltd.	333,399	$1,884,032
Austria Technologie & Systemtechnik AG	17,244	151,274
CA Immobilien Anlagen AGb	49,368	611,116
conwert Immobilien Invest SE	192,168	2,226,161
EVN AG	27,718	391,854
Intercell AGb,c	67,691	166,218
Kapsch TrafficCom AG	2,840	165,493
Lenzing AG	8,348	742,070
Oesterreichische Post AG	80,784	3,111,087
RHI AG	61,980	1,750,838
Rosenbauer International AG	6,716	351,585
S IMMO AG	325,869	2,080,058
Schoeller-Bleckmann Oilfield Equipment AG	17,319	1,670,804
Wienerberger AG	168,632	1,208,816
Zumtobel AG	78,290	836,237

		17,347,643
BELGIUM — 1.34%
Ackermans & van Haaren NV	47,532	3,864,280
Agfa-Gevaert NVb	243,470	397,516
Barco NV	24,255	1,665,770
Bekaert NVc	33,660	918,566
Cofinimmo SA	23,460	2,667,250
Compagnie Maritime Belge SA	23,439	419,137
Deceuninck NVb	134,232	222,640
Econocom Group SA	38,760	269,207
Elia System Operator SA	19,767	807,484
Euronav SAb	19,563	107,736
EVS Broadcast Equipment SA	16,299	944,286
Galapagos NVb	45,257	920,125
Intervest Offices & Warehouses	7,941	189,850
KBC Ancora SCA[b,c]	19,971	197,452
Nyrstar NVb,c	142,530	829,260
Recticel SA	37,309	247,043
RHJ International SAb,c	190,642	948,610
SA D’Ieteren NV	17,340	838,213
SIPEF NV	20,787	1,582,478
Tessenderlo Chemie NV	64,056	1,855,134
ThromboGenics NVb	31,390	1,501,320

		21,393,357
DENMARK — 1.92%
ALK-Abello A/S	20,991	1,396,580
Alm. Brand A/Sb	89,311	221,858
Amagerbanken A/Sa,b	130,550	—
Auriga Industries A/S Class Bb	22,063	327,691
Bang & Olufsen A/S Class Bb,c	95,421	1,176,891
Bavarian Nordic A/Sb,c	45,257	412,742
Christian Hansen Holding A/S	88,740	2,780,929
D/S Norden A/S	33,838	893,475
East Asiatic Co. Ltd. A/Sc	55,452	1,069,237
FLSmidth & Co. A/S	58,140	3,433,902
Genmab A/Sb,c	43,217	602,092
GN Store Nord A/S	274,176	4,296,056
Greentech Energy Systems A/Sb	145,839	293,877
IC Companys A/S	8,961	156,443
Jyske Bank A/S Registered[b,c]	56,268	1,715,428
NKT Holding A/S	40,769	1,364,019
Pandora A/S	56,064	890,152

153

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2012

Security	Shares	Value

Rockwool International A/S Class B	6,120	$575,152
Royal Unibrew A/S	13,443	1,069,537
Schouw & Co. A/S	18,135	414,264
SimCorp A/S	9,996	2,186,180
Solar Holdings A/S Class B	8,552	529,616
Sydbank A/Sb	90,734	1,659,711
Topdanmark A/Sb	7,736	1,569,615
United International Enterprises Ltd.	2,228	379,293
Vestas Wind Systems A/Sb,c	202,368	1,171,686

		30,586,426
FINLAND — 1.59%
Amer Sports OYJ Class A	189,516	2,681,677
Biotie Therapies OYJ[b]	317,900	160,655
Cargotec Corp. OYJ Class B	20,583	452,081
Citycon OYJ	620,245	2,025,358
HKScan OYJ Class A	32,616	142,429
Huhtamaki OYJ	164,016	2,773,542
Kemira OYJ	50,765	672,943
Konecranes OYJ	75,439	2,385,194
Metsa Board OYJ[b,c]	113,424	339,512
Outokumpu OYJ[b,c]	770,390	651,871
Outotec OYJ	65,688	3,197,903
Poyry OYJ[c]	35,268	146,241
Ramirent OYJ	60,756	453,471
Rautaruukki OYJ	24,867	157,375
Sponda OYJ	85,838	380,403
Stockmann OYJ Abp Class B	22,419	421,233
Talvivaara Mining Co. PLC[b]	200,532	421,216
Technopolis OYJ	92,005	418,462
Tieto OYJ	106,284	2,038,298
Tikkurila OYJ	12,020	227,714
Uponor OYJ	119,483	1,346,987
Vacon OYJ	6,512	333,311
YIT OYJ	175,440	3,448,674

		25,276,550
FRANCE — 3.40%
Air France-KLM[b]	152,929	1,277,176
ALTEN	10,200	320,714
Altran Technologies SAb	239,594	1,609,766
Aperam	54,636	791,160
Artprice.com[b,c]	4,880	201,404
Beneteau SA	107,860	1,077,169
BOURBON SA	62,184	1,677,635
CFAO SA	34,680	1,672,381
Club Mediterranee SAb,c	66,055	1,048,527
Compagnie Plastic Omnium SA	15,912	440,005
Derichebourg	244,490	690,646
Eiffage SA	25,908	889,815
Etablissements Maurel et Prom	130,698	1,818,910
Euler Hermes SA	5,288	364,399
Eurofins Scientific SA	13,056	2,018,313
Faurecia	38,938	584,279
GameLoft SAb	54,672	374,056
GFI Informatique	23,069	83,999
Groupe Steria SCA	59,160	954,794
Haulotte Group[b,c]	88,082	543,290
Havas SA	586,296	2,962,917
IMS International Metal Service	64,020	624,418
Ingenico SA	56,100	2,968,839

Security	Shares	Value

Ipsen SA	14,463	$372,949
Ipsos SA	28,560	1,003,288
M6-Metropole Television	27,336	380,964
Maurel & Prom Nigeria[b]	146,605	368,543
Medica SA	9,776	174,688
Neopost SA	26,086	1,427,638
Nexans SA	35,266	1,500,483
Nexity	45,053	1,387,685
Orpea SA	60,180	2,459,139
PagesJaunes Groupe SAb,c	96,849	176,072
Parrot SAb	13,223	458,687
Rallye SA	5,288	161,095
Rubis SCA	28,356	1,729,159
SA des Ciments Vicat	3,876	208,736
Saft Groupe SA	56,676	1,259,876
SEB SA	39,168	2,547,846
Sechilienne-Sidec	49,745	851,511
Societe Immobiliere de Location pour l’Industrie et le Commerce	26,316	2,949,674
Societe Television Francaise 1	66,055	567,403
Soitec SAb,c	145,789	437,901
Spir Communication[b]	7,125	135,811
Technicolor SA Registered[b,c]	539,524	1,363,974
Teleperformance SA	99,705	3,014,183
Ubisoft Entertainment SAb	46,889	435,580
Valeo SA	82,212	3,611,378
Virbac SA	1,208	210,536

		54,189,411
GERMANY — 5.74%
Aareal Bank AGb	34,042	730,047
ADVA Optical Networking SEb	94,809	531,956
AIXTRON AGc	121,115	1,594,519
Alstria Office REIT AG	42,840	517,261
Asian Bamboo AG Bearer	18,951	146,039
Aurubis AG	57,936	3,662,084
Balda AG	82,489	541,608
Bechtle AG	7,140	269,280
Bertrandt AG	11,408	954,210
Bilfinger Berger SE	62,220	6,086,357
Borussia Dortmund GmbH & Co. KGaA[b]	81,600	271,216
Carl Zeiss Meditec AG Bearer	27,948	766,310
CENTROTEC Sustainable AG	17,727	319,751
Colonia Real Estate AGb	48,147	246,436
Constantin Medien AGb,c	114,803	213,622
CTS Eventim AG	17,931	532,081
Delticom AG	3,044	170,931
Deutsche EuroShop AG	22,032	900,723
Deutsche Wohnen AG Bearer	157,488	2,885,592
DEUTZ AGb	208,800	914,503
Dialog Semiconductor PLC[b,c]	57,084	1,134,691
Douglas Holding AG	49,980	2,439,663
Draegerwerk AG & Co. KGaA	3,452	278,048
Drillisch AG	42,024	517,320
Duerr AG	9,384	702,349
ElringKlinger AGc	73,399	2,037,265
Freenet AGc	153,133	2,530,971
Fuchs Petrolub AG	14,667	913,214
GAGFAH SAb	130,290	1,480,637
Gerresheimer AG	47,736	2,367,860
Gerry Weber International AG	18,360	833,157
Gesco AG	4,692	396,774
GFK SE	14,055	639,804

154

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2012

Security	Shares	Value

Gildemeister AG	110,512	$2,045,633
GSW Immobilien AG	40,596	1,669,923
Heidelberger Druckmaschinen AGb,c	314,432	471,409
Indus Holding AG	14,484	364,576
IVG Immobilien AGb	191,878	476,137
Kloeckner & Co. SEb	133,146	1,205,644
Kontron AG	152,113	714,911
Krones AG	5,508	324,674
KUKA AGb	73,603	2,206,018
KWS Saat AG	1,428	409,402
LEONI AG	52,836	1,759,890
MLP AG	120,306	772,292
MorphoSys AGb,c	65,280	2,216,253
MTU Aero Engines Holding AG	73,440	6,164,695
Nordex SEb,c	40,111	139,971
NORMA Group AG	15,280	422,132
PATRIZIA Immobilien AGb	33,883	238,583
Pfeiffer Vacuum Technology AG	8,364	852,956
Prime Office REIT AG	41,996	174,738
QSC AG	164,552	447,989
R Stahl AG	4,676	161,780
Rational AG	1,632	412,587
Rheinmetall AG	54,876	2,617,853
SAF-Holland SAb	37,944	245,839
SGL Carbon SEc	53,652	2,140,590
Sky Deutschland AGb,c	414,561	1,803,878
Software AG	88,944	3,562,490
SolarWorld AGc	216,348	374,539
Stada Arzneimittel AG	77,112	2,333,172
Stroer Out-Of-Home Media AGb,c	19,157	168,801
Suss Microtec AGb,c	22,644	213,024
Symrise AG	163,404	5,872,579
TAG Immobilien AG	45,084	520,112
Tom Tailor Holding AG	16,524	351,796
TUI AGb	118,728	1,112,473
Vossloh AG	17,340	1,747,428
Wacker Neuson SE	15,300	208,369
Wincor Nixdorf AGc	46,512	2,067,872
Wirecard AG	153,612	3,509,259
XING AGc	6,716	381,522

		91,410,068
GREECE — 0.91%
Alpha Bank AEb	690,554	1,610,676
Bank of Cyprus PLC[b]	2,140,177	904,077
EFG Eurobank Ergasias SAb	352,312	410,873
Ellaktor SAb	115,050	225,114
Folli Follie Group[b]	36,720	500,084
Frigoglass SAb	27,221	156,965
Hellenic Exchanges SA	69,360	309,176
Hellenic Petroleum SA	145,136	1,135,926
Hellenic Telecommunications Organization SAb	264,180	1,163,903
Jumbo SAb	118,816	785,205
Marfin Investment Group Holdings SAb	703,392	311,718
Metka SA	24,477	222,338
Motor Oil (Hellas) Corinth Refineries SA	54,876	477,137
Mytilineos Holdings SAb	102,648	465,539
National Bank of Greece SAb	1,018,776	2,363,033
Piraeus Bank SAb	1,297,205	699,262
Public Power Corp. SAb	152,280	872,174
Terna Energy SA	94,657	282,110
Titan Cement Co. SAb	71,440	1,329,333

Security	Shares	Value

Viohalco Hellenic Copper and Aluminum Industry SAb	59,160	$254,510

		14,479,153
HONG KONG — 2.85%
AAC Technologies Holdings Inc.	816,000	2,916,523
APAC Resources Ltd.[b]	4,080,000	139,509
Bonjour Holdings Ltd.[c]	1,632,000	210,579
Brightoil Petroleum (Holdings) Ltd.[c]	2,433,512	489,839
Cafe de Coral Holdings Ltd.[c]	1,224,000	3,624,596
Champion REIT[c]	4,504,000	2,115,413
China Daye Non-Ferrous Metals Mining Ltd.[b]	4,458,000	181,195
China WindPower Group Ltd.	6,120,000	163,462
Chow Sang Sang Holdings International Ltd.[c]	204,000	435,373
Citic Telecom International Holdings Ltd.	1,428,000	329,820
City Telecom HK Ltd.	612,000	142,931
CK Life Sciences International (Holdings) Inc.	5,682,000	447,226
CSI Properties Ltd.	8,160,000	331,662
CST Mining Group Ltd.[b]	26,112,000	370,620
Dah Sing Banking Group Ltd.	244,800	244,798
Dickson Concepts International Ltd.	510,000	263,224
Emperor Watch & Jewellery Ltd.[c]	2,040,000	194,786
Esprit Holdings Ltd.[c]	1,448,400	1,883,842
eSun Holdings Ltd.[b]	786,000	115,617
EVA Precision Industrial Holdings Ltd.	1,632,000	172,675
G-Resources Group Ltd.[b]	17,700,000	845,027
Giordano International Ltd.	2,040,000	1,695,163
Great Eagle Holdings Ltd.	204,000	605,415
HKR International Ltd.	489,600	235,006
Honbridge Holdings Ltd.[b]	1,632,000	115,819
Hutchison Telecommunications Hong Kong Holdings Ltd.[c]	3,672,000	1,525,647
I.T Ltd.[c]	408,000	162,146
IRC Ltd.[b,c]	786,000	96,348
Johnson Electric Holdings Ltd.[c]	3,366,000	2,162,912
K. Wah International Holdings Ltd.	1,428,000	648,584
Lai Sun Development Co. Ltd.[b]	30,166,665	743,458
Luk Fook Holdings International Ltd.[c]	408,000	1,025,521
Man Wah Holdings Ltd.[c]	320,400	197,200
Melco International Development Ltd.	1,634,000	1,583,388
Midland Holdings Ltd.[c]	1,224,000	617,524
Mongolia Energy Corp. Ltd.[b,c]	5,085,000	242,766
Neo-Neon Holdings Ltd.[b,c]	910,500	197,372
Newocean Energy Holdings Ltd.	1,224,000	470,645
Oriental Press Group Ltd.	2,418,000	280,798
Pacific Andes International Holdings Ltd.	2,826,000	158,620
Pacific Basin Shipping Ltd.	2,856,000	1,529,332
Pacific Textile Holdings Ltd.	204,000	135,034
Pico Far East Holdings Ltd.	816,000	200,050
Prosperity REIT	2,448,000	701,229
Sa Sa International Holdings Ltd.	816,000	561,194
Samson Holding Ltd.	1,617,000	231,595
Sateri Holdings Ltd.	706,500	156,796
Shun Tak Holdings Ltd.[c]	1,632,000	650,690
Singamas Container Holdings Ltd.	1,224,000	309,552
Sinopoly Battery Ltd.[b]	4,080,000	171,096
SITC International Holdings Co. Ltd.	816,000	216,897
SmarTone Telecommunications Holding Ltd.[c]	408,000	824,418
Stella International Holdings Ltd.	408,000	1,073,954
Sun Innovation Holdings Ltd.[b]	3,599,000	37,151
Techtronic Industries Co. Ltd.	1,836,000	3,496,669
Television Broadcasts Ltd.	204,000	1,520,119
Texwinca Holdings Ltd.	408,000	324,819
Trinity Ltd.	816,000	571,723

155

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2012

Security	Shares	Value

Value Partners Group Ltd.	612,000	$334,031
Vitasoy International Holdings Ltd.[c]	408,000	387,466
VTech Holdings Ltd.[c]	204,600	2,430,104
Xinyi Glass Holdings Co. Ltd.[c]	2,040,000	1,145,025

		45,391,993
IRELAND — 1.35%
Bank of Ireland[b]	26,715,768	3,150,265
C&C Group PLC	470,840	2,253,763
DCC PLC	119,136	3,403,228
FBD Holdings PLC	95,421	1,193,189
Glanbia PLC	164,144	1,556,948
Grafton Group PLC	318,920	1,393,501
Independent News & Media PLC[b]	549,993	60,578
Kingspan Group PLC	71,604	747,843
Paddy Power PLC	57,528	4,244,580
Smurfit Kappa Group PLC	153,133	1,686,653
Total Produce PLC	176,333	110,819
United Drug PLC	462,889	1,746,651

		21,548,018
ISRAEL — 1.06%
Africa Israel Investments Ltd.[b]	46,671	118,650
Africa Israel Properties Ltd.[b]	21,460	166,931
Airport City Ltd.[b]	77,479	349,690
AL-ROV (Israel) Ltd.[b]	9,626	217,227
Alon Holdings Blue Square - Israel Ltd.[c]	58,308	151,537
Alony Hetz Properties & Investments Ltd.	64,464	323,295
Alrov Properties and Lodgings Ltd.[b]	11,205	198,050
Amot Investments Ltd.	125,807	293,520
Avgol Industries 1953 Ltd.	311,173	234,125
Babylon Ltd.	31,008	255,804
Bayside Land Corp. Ltd.	1,224	229,729
Ceragon Networks Ltd.[b]	89,714	394,291
Clal Industries and Investments Ltd.	61,608	217,025
Clal Insurance Enterprises Holdings Ltd.	7,752	105,601
Delek Automotive Systems Ltd.	19,971	124,772
Discount Investment Corp. Ltd. Registered[b,c]	105,672	382,581
Electra (Israel) Ltd.	3,044	258,324
Frutarom	67,483	726,186
Gazit Globe Ltd.	53,244	590,633
Gilat Satellite Networks Ltd.[b]	102,000	454,850
Given Imaging Ltd.[b]	17,523	316,530
Hadera Paper Ltd.[b]	6,716	292,748
Harel Insurance Investments & Financial Services Ltd.	7,548	284,537
Hot Telecommunication Systems Ltd.[c]	32,692	323,955
Israel Discount Bank Ltd. Class Ab	365,772	515,775
Israel Land Development Co. Ltd. (The)	26,700	101,613
Ituran Location and Control Ltd.	46,889	584,687
Jerusalem Economy Ltd.[b]	24,465	120,491
Jerusalem Oil Exploration Ltd.[b]	29,351	493,855
Koor Industries Ltd.[b]	8,863	117,223
MATRIX IT Ltd.	96,237	419,741
Melisron Ltd.	32,206	539,499
Menorah Mivtachim Holdings Ltd.[b]	28,944	221,870
Migdal Insurance & Financial Holdings Ltd.	136,007	183,419
Naphtha Israel Petroleum Corp. Ltd.[b]	147,218	565,194
Nitsba Holdings (1995) Ltd.[b]	34,300	271,752
Norstar Holdings Inc.	19,155	423,147
Oil Refineries Ltd.[b]	661,776	318,606
Ormat Industries Ltd.	47,297	251,318

Security	Shares	Value

Osem Investment Ltd.	39,749	$599,776
Partner Communications Co. Ltd.[c]	65,244	381,097
Paz Oil Co. Ltd.	3,672	483,395
Plasson Industries Ltd.	13,647	369,422
Property & Building Corp. Ltd.[b]	4,881	210,751
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	31,416	936,922
Retalix Ltd.[b]	23,439	462,236
Shikun & Binui Ltd.	203,184	338,740
Shufersal Ltd.[c]	120,095	324,786
Strauss Group Ltd.[b]	34,858	393,675
Tower Semiconductor Ltd.[b]	24,715	205,799
Union Bank of Israel[b]	40,513	132,811

		16,978,191
ITALY — 2.66%
A2A SpA	817,224	401,769
Alerion Cleanpower SpA	51,510	250,967
Arnoldo Mondadori Editore SpA[b,c]	723,286	974,723
Azimut Holding SpA	186,660	2,363,109
Banca Carige SpA	675,447	622,299
Banca Generali SpA	41,208	605,526
Banca Piccolo Credito Valtellinese Scrl	452,898	719,497
Banca Popolare dell’Emilia Romagna Scrl	315,792	1,874,151
Banca Popolare di Milano Scrl[b]	3,137,457	1,726,625
Banca Popolare di Sondrio Scrl	288,126	1,642,756
Beni Stabili SpA	1,808,532	1,016,374
Buzzi Unicem SpA[c]	153,541	1,821,465
Cam Finanziara SpA[b]	489,804	306,808
CIR SpA	1,217,377	1,390,546
Danieli & C. Officine Meccaniche SpA RNC	113,980	1,772,344
Davide Campari-Milano SpA	460,428	3,734,858
De’Longhi SpA	34,068	453,372
DiaSorin SpA	15,284	512,752
EI Towers SpA[b]	13,826	364,406
ERG SpA	119,891	866,880
Fondiaria-Sai SpA[b]	474,912	617,853
Gemina SpA[b]	1,094,818	1,047,684
Gruppo Editoriale L’Espresso SpA[c]	733,073	728,111
Hera SpA	1,079,115	1,817,812
Immsi SpA	289,487	144,420
Impregilo SpA	484,095	1,950,873
Interpump Group SpA	44,645	339,007
Italcementi SpA	93,591	238,912
Juventus Football Club SpA[b]	1,888,266	524,842
Lottomatica Group SpA	36,108	774,354
Marr SpA	138,654	1,307,084
Mediolanum SpA	167,484	820,357
Piaggio & C. SpA	111,532	273,582
Recordati SpA	249,492	1,996,327
Reply SpA	7,124	185,087
Sabaf SpA	16,707	188,670
Salvatore Ferragamo Italia SpA	39,780	807,740
Saras SpA[b]	250,605	334,801
Societa Cattolica di Assicurazioni Scrl[b]	110,257	1,718,738
Sogefi SpA	87,267	209,199
Sorin SpA[b]	207,468	486,864
Tod’s SpA	9,384	1,097,421
Unipol Gruppo Finanziario SpA[b,c]	315,588	689,880
Yoox SpA[b,c]	46,512	703,354

		42,424,199

156

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2012

Security	Shares	Value

JAPAN — 26.70%
77 Bank Ltd. (The)	204,000	$775,879
Access Co. Ltd.[b]	1,020	682,722
Accordia Golf Co. Ltd.	1,224	869,801
Achilles Corp.	204,000	262,880
Adeka Corp.	122,400	921,867
Aderans Co. Ltd.[b]	20,400	266,453
Advance Residence Investment Corp.	1,428	3,090,754
AEON Delight Co. Ltd.	20,400	419,077
Ai Holdings Corp.	122,400	777,921
Aida Engineering Ltd.	81,600	517,593
AIFUL Corp.[b,c]	305,200	836,217
Airport Facilities Co. Ltd.	40,800	187,844
Akebono Brake Industry Co. Ltd.[c]	81,600	351,187
Alpha Systems Inc.	6,000	70,787
Alps Electric Co. Ltd.	244,800	1,442,522
Anritsu Corp.	204,000	2,557,338
AOC Holdings Inc.	61,200	209,794
Aoyama Trading Co. Ltd.	40,800	804,974
Arcs Co. Ltd.	20,400	429,796
Arnest One Corp.	40,800	604,879
Asahi Diamond Industrial Co. Ltd.	40,800	360,375
Asahi Holdings Inc.	20,400	343,531
Atsugi Co. Ltd.	204,000	232,253
Autobacs Seven Co. Ltd.	20,400	835,856
Avex Group Holdings Inc.	40,800	805,485
Awa Bank Ltd. (The)	612,000	3,652,246
Azbil Corp.	122,600	2,504,764
Bank of Iwate Ltd. (The)	61,200	2,832,979
Bank of Nagoya Ltd. (The)	408,000	1,393,519
Calsonic Kansei Corp.	408,000	1,648,743
Canon Marketing Japan Inc.	81,600	1,187,299
Capcom Co. Ltd.	81,600	1,552,779
Chuetsu Pulp & Paper Co. Ltd.	46,000	78,268
CMK Corp.	142,800	464,506
COMSYS Holdings Corp.	204,000	2,705,367
CyberAgent Inc.	816	1,629,346
Daiei Inc. (The)[b]	203,200	383,876
Daifuku Co. Ltd.	204,000	1,018,341
Daihen Corp.	408,000	1,092,356
Daiichikosho Co. Ltd.	20,400	504,066
Daikokutenbussan Co. Ltd.	3,000	95,258
Daikyo Inc.	408,000	1,087,251
Dainippon Screen Manufacturing Co. Ltd.[c]	204,000	1,232,729
Daio Paper Corp.	204,000	1,125,535
Daiseki Co. Ltd.[c]	20,400	274,876
Daishi Bank Ltd. (The)	1,020,000	3,368,948
Daiwa Office Investment Corp.	408	1,345,537
Daiwabo Holdings Co. Ltd.	204,000	377,731
Daiwahouse Residential Investment Corp.	204	1,605,355
DCM Holdings Co. Ltd.	122,400	833,049
DIC Corp.	612,000	1,125,535
Digital Garage Inc.	204	393,554
DISCO Corp.	40,800	2,008,608
Don Quijote Co. Ltd.	81,600	3,210,709
Dowa Holdings Co. Ltd.	204,000	1,357,788
Dr. Ci:Labo Co. Ltd.[c]	408	1,310,827
Duskin Co. Ltd.	163,200	3,095,348
eAccess Ltd.	3,002	1,515,460
Ebara Corp.	612,000	2,396,547
EDION Corp.	163,600	697,956
Exedy Corp.	81,600	1,580,343

Security	Shares	Value

Ferrotec Corp.	40,800	$160,280
Frontier Real Estate Investment Corp.	204	1,799,324
Fudo Tetra Corp.[b]	243,200	319,480
Fuji Machine Manufacturing Co. Ltd.	122,400	1,728,883
Fuji Oil Co. Ltd.	102,000	1,355,236
Fuji Soft Inc.	81,600	1,728,372
Fujikura Ltd.	612,000	1,699,787
Fujimi Inc.	20,400	397,128
Funai Electric Co. Ltd.	40,800	550,261
Furuno Electric Co. Ltd.	61,200	237,358
Fuso Pharmaceutical Industries Ltd.	28,000	90,379
Futaba Industrial Co. Ltd.[b]	102,000	382,835
Gakken Holdings Co. Ltd.[c]	204,000	558,939
Global One Real Estate Investment Corp. Ltd.	408	2,445,039
Glory Ltd.	122,600	2,972,586
GMO Internet Inc.	183,600	1,281,732
Growell Holdings Co. Ltd.	4,000	146,728
Gulliver International Co. Ltd.	14,280	545,795
Gun-Ei Chemical Industry Co. Ltd.	24,000	58,251
Gunze Ltd.	204,000	510,447
H.I.S. Co. Ltd.	61,200	1,848,327
H2O Retailing Corp.	204,000	2,095,383
Hanwa Co. Ltd.	612,000	2,136,219
Haseko Corp.[b]	1,844,000	1,176,580
Heiwa Corp.	40,800	640,100
Heiwa Real Estate Co. Ltd.	143,100	1,670,365
Heiwa Real Estate REIT Inc.	408	282,277
Higo Bank Ltd. (The)	612,000	3,606,306
Hitachi Zosen Corp.	1,535,500	1,921,056
Hogy Medical Co. Ltd.	40,800	2,087,727
Hokkoku Bank Ltd. (The)	816,000	2,940,173
Honeys Co. Ltd.	42,840	681,217
HORIBA Ltd.	40,800	1,110,221
Hoshizaki Electric Co. Ltd.	20,400	554,600
Hosiden Corp.	163,400	885,177
House Foods Corp.	102,000	1,644,914
Hyakugo Bank Ltd. (The)	612,000	2,672,188
Hyakujushi Bank Ltd. (The)	816,000	3,195,396
Iino Kaiun Kaisha Ltd.[c]	225,500	643,238
Inabata & Co. Ltd.	122,400	790,171
Iseki & Co. Ltd.	408,000	934,117
Ishihara Sangyo Kaisha Ltd.[b]	408,000	316,477
IT Holdings Corp.	143,100	1,779,575
ITO EN Ltd.	61,200	1,150,036
Izumi Co. Ltd.	102,000	2,474,390
JAFCO Co. Ltd.	20,400	462,465
Japan Airport Terminal Co. Ltd.	102,500	1,113,099
Japan Digital Laboratory Co. Ltd.	122,400	1,274,075
Japan Excellent Inc.	408	2,256,174
Japan Hotel REIT Investment Corp.	2,652	746,860
Japan Logistics Fund Inc.	408	3,721,156
Japan Rental Housing Investments Inc.	1,224	738,872
Japan Securities Finance Co. Ltd.	244,800	1,117,878
Juki Corp.[c]	408,000	500,238
Juroku Bank Ltd. (The)	612,000	1,983,085
JVC Kenwood Corp.	168,580	596,874
K’s Holdings Corp.	61,260	1,637,841
kabu.com Securities Co. Ltd.	163,200	449,193
Kagome Co. Ltd.	102,000	2,077,518
Kagoshima Bank Ltd. (The)	408,000	2,598,173
Kakaku.com Inc.	40,800	1,396,072
Kaken Pharmaceutical Co. Ltd.	204,000	3,157,112
Kanematsu Corp.[b]	1,636,000	1,923,984

157

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2012

Security	Shares	Value

Kasumi Co. Ltd.	61,200	$398,914
Kayaba Industry Co. Ltd.	408,000	1,464,982
Keihin Corp.	102,100	1,228,828
Keiyo Bank Ltd. (The)	612,000	2,679,845
Kenedix Inc.[b]	3,060	396,234
Kenedix Realty Investment Corp.	408	1,392,498
Kewpie Corp.	244,800	4,033,549
Kitz Corp.	367,200	1,548,185
Kiyo Holdings Inc.	1,841,000	2,510,559
Koa Corp.	20,400	159,259
Kobayashi Pharmaceutical Co. Ltd.	81,600	4,303,065
Kojima Co. Ltd.[c]	122,400	427,244
Komeri Co. Ltd.	81,600	1,967,261
Konaka Co. Ltd.	40,800	402,232
Kyodo Printing Co. Ltd.	41,000	91,818
KYORIN Holdings Inc.	204,000	4,308,170
Leopalace21 Corp.[b]	204,000	612,536
Lintec Corp.	40,800	703,906
Lion Corp.	204,000	1,176,580
M3 Inc.	1,224	2,349,075
Macnica Inc.	20,400	400,956
Macromill Inc.	40,800	498,196
Maruha Nichiro Holdings Inc.	1,021,000	1,673,352
Marusan Securities Co. Ltd.	327,600	1,008,252
Matsui Securities Co. Ltd.	61,200	411,930
Matsuya Co. Ltd.[b]	61,200	640,866
Megane Top Co. Ltd.	61,200	702,885
MEGMILK SNOW BRAND Co. Ltd.	40,800	688,082
Meidensha Corp.	204,000	717,178
Meitec Corp.	102,600	2,256,610
Meito Sangyo Co. Ltd.	5,700	72,382
MID REIT Inc.	612	1,604,844
Minebea Co. Ltd.	408,000	1,337,370
Ministop Co. Ltd.	20,400	343,786
Misumi Group Inc.	163,200	3,999,860
Mitsubishi Steel Manufacturing Co. Ltd.	612,000	1,041,311
Mitsui Engineering & Shipbuilding Co. Ltd.	816,000	980,058
Mitsui Mining & Smelting Co. Ltd.	612,000	1,293,982
Mitsumi Electric Co. Ltd.[b]	81,600	392,023
Mizuno Corp.	612,000	2,848,292
Monex Group Inc.[c]	2,433	413,363
Mori Hills REIT Investment Corp.	204	988,990
Mori Seiki Co. Ltd.	163,600	1,023,395
MORI TRUST Sogo REIT Inc.	408	3,726,260
MOS Food Services Inc.	20,400	389,726
Moshi Moshi Hotline Inc.	61,200	919,570
Musashino Bank Ltd. (The)	81,600	2,332,741
Nagase & Co. Ltd.	204,000	2,171,950
Nanto Bank Ltd. (The)	408,000	2,077,518
Net One Systems Co. Ltd.	142,800	1,586,468
New Japan Chemical Co. Ltd.	61,200	208,262
Nichi-Iko Pharmaceutical Co. Ltd.	81,600	1,725,310
Nichicon Corp.	102,000	692,931
Nifco Inc.	102,000	2,312,323
Nihon Dempa Kogyo Co. Ltd.[c]	61,200	663,070
Nihon Kohden Corp.	81,800	3,036,414
Nihon Parkerizing Co. Ltd.	204,000	3,075,441
Nihon Unisys Ltd.	183,600	1,332,266
Nippon Carbon Co. Ltd.	408,000	694,207
Nippon Chemi-Con Corp.[b,c]	204,000	296,059
Nippon Coke & Engineering Co. Ltd.	510,000	599,775
Nippon Denko Co. Ltd.	204,000	477,268
Nippon Kayaku Co. Ltd.	408,000	4,532,766

Security	Shares	Value

Nippon Konpo Unyu Soko Co. Ltd.	183,600	$2,207,427
Nippon Light Metal Holdings Co. Ltd.[b]	1,020,000	918,804
Nippon Paint Co. Ltd.	408,000	3,261,754
Nippon Seiki Co. Ltd.	204,000	1,957,563
Nippon Sharyo Ltd.	408,000	1,480,295
Nippon Sheet Glass Co. Ltd.	816,000	673,790
Nippon Shinyaku Co. Ltd.	204,000	2,455,248
Nippon Shokubai Co. Ltd.	204,000	1,998,399
Nippon Suisan Kaisha Ltd.	591,600	1,295,258
Nippon Yakin Kogyo Co. Ltd.[b]	408,000	362,417
Nishimatsuya Chain Co. Ltd.	163,600	1,316,087
Nishio Rent All Co. Ltd.	40,800	483,903
Nissan Chemical Industries Ltd.	122,400	1,347,579
Nisshin OilliO Group Ltd. (The)	408,000	1,500,713
Nisshinbo Holdings Inc.	204,000	1,332,266
Nitto Boseki Co. Ltd.[c]	408,000	1,337,370
Nitto Kogyo Corp.	20,400	311,883
Noritsu Koki Co. Ltd.	40,800	163,343
North Pacific Bank Ltd.[b]	285,600	736,064
NSD Co. Ltd.	163,600	1,563,748
OBIC Co. Ltd.	6,120	1,257,996
Ogaki Kyoritsu Bank Ltd. (The)	612,000	2,151,533
Okasan Securities Group Inc.	612,000	2,304,667
Oki Electric Industry Co. Ltd.[b]	1,020,000	1,020,893
Okinawa Electric Power Co. Inc. (The)	40,800	1,248,042
Okuma Corp.	207,000	1,261,216
OncoTherapy Science Inc.[b]	204	331,790
Onoken Co. Ltd.	40,800	325,665
Orient Corp.[b]	714,500	1,340,861
ORIX JREIT Inc.	612	2,978,456
Osaka Securities Exchange Co. Ltd.	408	1,518,579
OSAKA Titanium technologies Co. Ltd.	20,400	402,998
OSG Corp.	163,200	2,133,667
Otsuka Kagu Ltd.	20,400	199,074
Pacific Metals Co. Ltd.	204,000	691,655
PARK24 Co. Ltd.	204,000	3,501,664
Penta-Ocean Construction Co. Ltd.[c]	306,000	735,043
Pioneer Corp.[b]	327,600	782,830
Point Inc.	32,700	1,243,688
Premier Investment Corp.[c]	204	741,424
Press Kogyo Co. Ltd.	204,000	852,446
Prima Meat Packers Ltd.	204,000	367,522
Pronexus Inc.	40,800	239,399
Proto Corp.	8,000	131,515
Rengo Co. Ltd.	408,000	1,781,459
Resorttrust Inc.	122,400	2,278,634
Ringer Hut Co. Ltd.	20,400	260,328
Riso Kagaku Corp.	20,400	330,514
Rohto Pharmaceutical Co. Ltd.	204,000	2,812,561
Roland Corp.	143,100	957,819
Ryohin Keikaku Co. Ltd.	40,800	2,700,263
Ryosan Co. Ltd.	20,400	343,786
S Foods Inc.	16,000	149,131
Saizeriya Co. Ltd.[c]	61,400	861,889
San-in Godo Bank Ltd. (The)	408,000	2,817,665
Sanken Electric Co. Ltd.[b]	204,000	635,506
Sankyu Inc.	612,000	2,128,563
Sanoh Industrial Co. Ltd.	20,400	120,210
Sanshin Electronics Co. Ltd.	40,800	306,268
Sanwa Holdings Corp.	612,000	2,442,487
Sanyo Shokai Ltd.	204,000	599,775
Sanyo Special Steel Co. Ltd.	408,000	1,214,863
Sapporo Holdings Ltd.	204,000	569,148

158

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2012

Security	Shares	Value

Sato Holdings Corp.	20,400	$283,298
Sawai Pharmaceutical Co. Ltd.	20,400	2,251,070
SCSK Corp.	44,280	752,311
Seino Holdings Co. Ltd.	408,000	2,348,055
Senshu Ikeda Holdings Inc.	224,480	1,398,612
Seria Co. Ltd.	20,400	411,675
Shiga Bank Ltd. (The)	612,000	3,996,797
Shikoku Chemicals Corp.	15,000	81,259
Shima Seiki Manufacturing Ltd.	61,200	778,686
Shimachu Co. Ltd.	122,800	2,710,111
Shinko Electric Industries Co. Ltd.	61,200	379,772
Shinko Plantech Co. Ltd.	143,100	1,174,448
Ship Healthcare Holdings Inc.	20,400	679,660
Showa Corp.	81,600	753,419
Simplex Technology Inc.	1,428	434,135
Sinanen Co. Ltd.	26,000	110,922
Sinfonia Technology Co. Ltd.[c]	408,000	678,894
SKY Perfect JSAT Holdings Inc.	2,856	1,304,191
Skymark Airlines Inc.[b]	61,200	324,644
Sodick Co. Ltd.	61,200	231,998
Sotetsu Holdings Inc.	816,000	2,766,621
Star Micronics Co. Ltd.	122,600	1,145,780
Start Today Co. Ltd.[c]	61,200	670,727
Sugi Holdings Co. Ltd.	40,800	1,472,639
Sumitomo Bakelite Co. Ltd.	408,000	1,454,773
Sumitomo Forestry Co. Ltd.	306,000	2,733,442
Sumitomo Light Metal Industries Ltd.	408,000	331,790
Sumitomo Osaka Cement Co. Ltd.	612,000	1,990,742
Sumitomo Warehouse Co. Ltd. (The)	612,000	2,557,338
Sundrug Co. Ltd.	20,400	750,101
Systena Corp.	204	175,594
Tadano Ltd.	204,000	1,500,713
Taiyo Yuden Co. Ltd.	102,000	862,655
Takara Holdings Inc.	408,000	3,052,471
Takihyo Co. Ltd.	20,000	102,840
Takiron Co. Ltd.	28,000	99,837
Toagosei Co. Ltd.	612,000	2,488,427
TOC Co. Ltd.	327,400	1,740,836
Toda Corp.	612,000	1,845,265
Toho Holdings Co. Ltd.	81,600	1,663,035
Toho Zinc Co. Ltd.	408,000	1,383,310
Tohokushinsha Film Corp.	40,800	285,850
Tokai Carbon Co. Ltd.	408,000	1,306,743
Tokai Rika Co. Ltd.	61,200	768,733
Tokai Tokyo Financial Holdings Inc.	612,000	2,197,473
Tokuyama Corp.[c]	408,000	780,983
Tokyo Broadcasting System Holdings Inc.	20,400	198,053
Tokyo Dome Corp.[b]	612,000	2,059,652
Tokyo Ohka Kogyo Co. Ltd.	40,800	829,986
Tokyo Seimitsu Co. Ltd.	81,600	1,230,176
Tokyo Steel Manufacturing Co. Ltd.	81,600	261,349
Tokyo Tatemono Co. Ltd.[b]	408,000	1,674,265
Tokyo Tomin Bank Ltd. (The)	81,600	701,354
Tokyu Construction Co. Ltd.	169,320	309,280
TOKYU REIT Inc.	408	2,148,980
TOMONY Holdings Inc.	40,800	171,000
Tomy Co. Ltd.	224,400	1,235,281
Topcon Corp.[c]	142,800	675,321
Topre Corp.	40,800	352,208
Toshiba Machine Co. Ltd.	204,000	883,073
Toyo Construction Co. Ltd.	81,600	248,077
Toyo Corp.	20,400	233,019
Toyo Kanetsu K.K.	204,000	395,596

Security	Shares	Value

Toyobo Co. Ltd.	612,000	$673,790
TPR Co. Ltd.	61,200	684,509
TS Tech Co. Ltd.	81,600	1,387,394
TSI Holdings Co. Ltd.	102,000	621,469
Tsukuba Bank Ltd. (The)	204,000	653,372
Uchida Yoko Co. Ltd.	204,000	553,835
ULVAC Inc.[b]	81,600	514,530
Unipres Corp.	40,800	940,753
United Urban Investment Corp.	2,856	3,430,201
Universal Entertainment Corp.	20,400	438,218
UNY Co. Ltd.	224,400	1,594,635
USEN Corp.[b,c]	650,350	675,329
Valor Co. Ltd.	20,400	348,380
Wacoal Holdings Corp.	204,000	2,291,905
Wacom Co. Ltd.	612	1,775,589
Xebio Co. Ltd.	81,600	1,594,635
Yahagi Construction Co. Ltd.	40,800	173,552
Yodogawa Steel Works Ltd.	612,000	1,967,772
Yokohama Reito Co. Ltd.	40,800	276,662
Yokohama Rubber Co. Ltd. (The)	204,000	1,426,698
Yonekyu Corp.	61,200	496,154
Yoshinoya Holdings Co. Ltd.	2,448	3,102,495
Zensho Holdings Co. Ltd.[c]	61,200	743,466
Zeon Corp.	408,000	2,935,068

		425,541,110
NETHERLANDS — 1.86%
Aalberts Industries NV	159,120	2,886,628
Arcadis NV	112,552	2,402,795
ASM International NV	49,949	1,578,616
BinckBank NVc	106,432	853,002
CSM NV CVA	88,332	1,802,182
Eurocommercial Properties NV	24,459	959,218
Koninklijke BAM Groep NV	293,022	1,088,214
Koninklijke Wessanen NVc	285,600	806,775
Mediq NV	136,476	2,210,570
Nutreco NV	52,428	3,923,316
PostNL NVb	342,096	1,348,482
Royal Imtech NV	107,100	2,685,397
Sligro Food Group NV	6,936	188,741
SNS REAAL NVb,c	284,580	417,435
Tetragon Financial Group Ltd.	65,647	590,823
TKH Group NV	29,758	680,013
TomTom NVb,c	53,652	267,661
USG People NV	123,971	869,071
VastNed Retail NV	45,053	2,086,490
Wereldhave NV	33,430	1,976,844

		29,622,273
NEW ZEALAND — 0.83%
Chorus Ltd.	177,888	494,297
Fisher & Paykel Appliances Holdings Ltd.[b]	1,808,532	1,895,663
Fisher & Paykel Healthcare Corp. Ltd.	947,601	1,830,704
Freightways Ltd.	808,115	2,843,424
Infratil Ltd.	213,588	396,835
Kiwi Income Property Trust	3,037,537	2,921,676
Mainfreight Ltd.	329,727	2,886,880

		13,269,479

159

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2012

Security	Shares	Value

NORWAY — 2.65%
Aker ASA Class A	8,772	$308,822
Algeta ASA[b,c]	25,887	695,991
Archer Ltd.[b]	95,829	126,052
Atea ASA	27,540	293,038
Austevoll Seafood ASA	108,472	511,073
Bakkafrost P/F	22,827	193,912
BW Offshore Ltd.[c]	201,730	118,366
BWG Homes ASA[b]	71,734	147,002
Cermaq ASA[b]	118,728	1,622,038
Clavis Pharma ASA[b,c]	31,798	375,939
Deep Sea Supply PLC[b]	100,857	153,687
Det norske oljeselskap ASA[b]	50,153	772,145
DNO International ASA[b,c]	928,200	1,617,625
Dockwise Ltd.[b]	16,707	266,289
Electromagnetic GeoServices ASb	102,567	222,763
Eltek ASA[b]	596,448	402,204
Fred Olsen Energy ASA	59,976	2,810,054
Frontline Ltd.[b,c]	43,625	137,538
Golden Ocean Group Ltd.	267,408	200,930
Hoegh LNG Holdings Ltd.[b]	27,718	203,903
Kvaerner ASA	183,310	463,946
Leroey Seafood Group ASA	16,503	339,636
Marine Harvest ASA[b]	3,463,120	2,717,433
Morpol ASA[b]	133,154	209,899
Nordic Semiconductor ASA[b]	89,510	257,116
Northern Offshore Ltd.	195,953	353,511
Northland Resources SAb	519,384	407,549
Norwegian Air Shuttle ASb	22,236	479,044
Norwegian Energy Co. ASA[b,c]	409,869	262,030
Norwegian Property ASA	696,572	1,043,147
Opera Software ASA	82,370	453,014
Panoro Energy ASA[b]	372,981	255,433
Petroleum Geo-Services ASA	210,228	3,619,574
Polarcus Ltd.[b,c]	322,163	335,178
Pronova BioPharma ASA	195,153	386,249
Prosafe SE	171,687	1,427,780
Schibsted ASA	78,336	2,929,359
Sevan Drilling ASb,c	264,691	204,915
Songa Offshore SEb,c	175,767	215,193
SpareBank 1 SMN	388,459	2,510,643
Stolt-Nielsen Ltd.	84,002	1,537,515
Storebrand ASA[b]	665,448	3,350,930
TGS-NOPEC Geophysical Co. ASA	134,640	4,574,980
Tomra Systems ASA	323,136	2,660,091

		42,173,536
PORTUGAL — 0.34%
Mota-Engil SGPS SA	238,982	404,123
Portucel Empresa Produtore de Pasta e Papel SA	904,572	2,520,111
Redes Energeticas Nacionais SA	424,576	1,094,279
Semapa — Sociedade de Investimento e Gestao SGPS SA	195,357	1,382,670

		5,401,183
SINGAPORE — 2.95%
ARA Asset Management Ltd.[c,d]	204,000	265,022
Ascendas India Trust[c]	408,000	254,153
Biosensors International Group Ltd.[b,c]	1,632,000	1,451,350
Boustead Singapore Ltd.	204,000	158,846
Cambridge Industrial Trust	1,836,000	1,000,729

Security	Shares	Value

CapitaCommercial Trust[c]	2,652,000	$3,412,680
CapitaRetail China Trust[c]	408,000	521,684
CDL Hospitality Trusts	1,428,000	2,264,809
China Minzhong Food Corp. Ltd.[b,c]	408,000	270,874
China XLX Fertiliser Ltd.	597,000	144,351
CSE Global Ltd.	408,000	289,267
Ezion Holdings Ltd.[c]	816,000	866,128
Ezra Holdings Ltd.[b,c]	1,226,000	1,120,438
First REIT	408,000	349,461
Frasers Centrepoint Trust[c]	408,000	653,776
Frasers Commercial Trust	1,020,000	1,040,859
Gallant Venture Ltd.[b]	1,020,000	229,909
GMG Global Ltd.	3,248,000	335,435
Hi-P International Ltd.	204,000	120,388
Hong Leong Asia Ltd.	204,000	282,579
Hyflux Ltd.[c]	408,500	452,010
Indofood Agri Resources Ltd.[c]	600,000	619,647
Jaya Holdings Ltd.[b]	408,000	185,599
K-Green Trust	204,000	168,878
LionGold Corp. Ltd.[b]	612,000	534,224
Lippo Malls Indonesia Retail Trust	2,244,000	892,045
M1 Ltd.[c]	408,000	872,817
Mapletree Industrial Trust[c]	1,224,960	1,405,634
Mapletree Logistics Trust	1,632,000	1,484,792
Mewah International Inc.[c]	612,000	218,204
Midas Holdings Ltd.[c]	1,224,000	406,311
OSIM International Ltd.	408,000	543,420
Overseas Union Enterprise Ltd.[c]	204,000	443,097
Perennial China Retail Trust	1,632,000	642,072
Raffles Education Corp. Ltd.[c]	1,382,397	373,912
Raffles Medical Group Ltd.	204,000	409,655
SATS Ltd.	408,000	933,011
Singapore Post Ltd.	4,692,000	4,384,148
SMRT Corp. Ltd.[c]	1,836,000	2,610,926
Sound Global Ltd.[c]	1,020,000	422,196
Stamford Land Corp. Ltd.	408,000	185,599
STX OSV Holdings Ltd.[c]	612,000	767,477
Suntec REIT[c]	4,284,000	5,635,687
Super Group Ltd.	204,000	407,983
Swiber Holdings Ltd.[b,c]	408,000	193,959
Tat Hong Holdings Ltd.	204,000	220,712
Tiger Airways Holdings Ltd.[b,c]	816,000	498,275
Transpac Industrial Holdings Ltd.	204,000	290,103
Venture Corp. Ltd.	408,000	2,558,256
Wing Tai Holdings Ltd.	1,205,900	1,714,878
XP Power Ltd.[c]	10,184	160,460
Yanlord Land Group Ltd.[b]	816,000	842,720
Ying Li International Real Estate Ltd.[b,c]	1,632,000	454,801

		46,966,246
SPAIN — 1.49%
Abengoa SAc	57,492	200,772
Almirall SAc	89,590	801,026
Bolsas y Mercados Espanoles	84,206	1,814,568
Construcciones y Auxiliar de Ferrocarriles SA	4,284	2,037,293
Deoleo SAb	295,691	126,442
Ebro Foods SA	146,472	2,689,444
FAES FARMA SA	393,146	680,101
Gamesa Corporacion Tecnologica SAc	357,932	730,034
Indra Sistemas SA	41,208	469,897
Jazztel PLC[b]	340,738	2,256,210
Mediaset Espana Comunicacion SAc	92,616	497,329

160

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2012

Security	Shares	Value

NH Hoteles SAb,c	131,922	$478,645
Obrascon Huarte Lain SA	59,736	1,562,438
Papeles y Cartones de Europa SA	286,806	687,540
Prosegur Compania de Seguridad SA	95,676	520,703
Tecnicas Reunidas SA	39,545	1,941,575
Tubacex SAb	375,816	969,095
Tubos Reunidos SA	412,725	1,024,159
Viscofan SA	77,520	3,750,819
Zeltia SAb,c	323,204	552,826

		23,790,916
SWEDEN — 2.89%
AarhusKarlshamn AB	9,792	385,163
Active Biotech ABb	48,317	444,184
AF AB Class B	13,668	303,314
Alliance Oil Co. Ltd. SDR[b,c]	55,860	429,343
Axfood AB	7,736	286,337
Axis Communications ABc	38,530	900,044
B & B Tools AB Class B	22,421	153,744
Betsson AB	21,216	578,729
BioGaia AB Class B	8,976	232,672
BioInvent International ABb,c	94,127	35,464
Black Earth Farming Ltd. SDR[b,c]	71,771	131,960
Castellum AB	297,432	3,982,704
CDON Group ABb,c	35,674	199,999
Clas Ohlson AB Class B	10,200	130,278
Concentric AB	55,860	420,924
D. Carnegie & Co. ABa,b	25,632	—
Eniro ABb,c	133,758	188,480
Fabege AB	281,112	2,791,886
Fastighets AB Balder Class Bb	35,102	192,560
Gunnebo AB	58,574	225,984
Hakon Invest AB	126,215	2,166,544
Hexpol AB	50,561	2,255,487
HiQ International ABb	70,135	319,209
Hoganas AB Class B	8,960	298,424
Hufvudstaden AB Class A	48,317	613,483
Industrial & Financial Systems Class B	15,636	240,947
Intrum Justitia AB	168,224	2,433,840
JM AB	117,035	2,107,738
Kungsleden AB	267,532	1,306,332
Lindab International AB	126,215	945,747
Loomis AB Class B	145,381	1,993,802
Lundbergforetagen AB	17,319	587,532
Meda AB Class A	280,704	2,870,327
NCC AB Class B	126,215	2,360,563
Net Entertainment NE ABb	34,300	377,355
Nibe Industrier AB Class B	180,663	2,736,328
Nobia ABb	267,852	1,077,802
Oriflame Cosmetics SA SDR[c]	54,024	1,489,947
PA Resources ABb,c	976,000	66,190
Peab AB	307,093	1,447,670
Proffice AB Class B	80,686	233,471
Saab AB	18,543	352,114
SAS ABb,c	338,086	328,639
Swedish Orphan Biovitrum ABb	134,844	762,072
TradeDoubler AB	100,857	177,838
Trelleborg AB Class B	333,195	3,622,995
Unibet Group PLC SDR	13,221	372,596
Wallenstam AB Class B	18,360	201,021
Wihlborgs Fastigheter AB	18,564	283,269

		46,043,051

Security	Shares	Value

SWITZERLAND — 3.97%
Acino Holding AG Registered[b,c]	4,896	$600,433
AFG Arbonia-Forster Holding AG Registered[b]	20,379	459,578
Allreal Holding AG Registered[b]	12,020	1,816,166
AMS AG	8,772	934,945
Ascom Holding AG Registered[b]	66,259	564,966
Autoneum Holding AGb	6,716	342,579
Basilea Pharmaceutica AG Registered[b,c]	13,239	653,988
BKW AG	8,160	314,588
Bobst Group AG Registered[b]	14,463	444,203
Bossard Holding AG Bearer	2,040	274,059
Bucher Industries AG Registered	12,836	2,405,372
Burckhardt Compression Holding AG	7,344	2,109,665
Charles Voegele Holding AG Bearer[b]	23,235	411,703
Clariant AG Registered[b]	236,534	2,532,479
Dufry AG Registered[b,c]	20,808	2,641,222
EMS-Chemie Holding AG Registered	6,920	1,670,550
Flughafen Zurich AG Registered	7,344	3,142,809
Forbo Holding AG Registered[b]	3,060	1,932,216
Galenica Holding AG Registered	6,528	3,831,134
Gategroup Holding AGc	44,237	1,166,257
Georg Fischer AG Registered[b]	6,324	2,217,339
Gurit Holding AG Bearer[b]	816	332,990
Helvetia Holding AG Registered	2,040	715,271
Huber & Suhner AG Registered	7,211	321,367
Inficon Holding AG Registered[b]	1,632	349,113
Kaba Holding AG Class B Registered	8,364	3,163,895
Komax Holding AG Registered[b]	4,896	354,634
Kudelski SA Bearer[b]	56,676	620,807
Kuoni Reisen Holding AG Class B Registered[b]	6,324	1,688,981
Logitech International SA Registered[b,c]	191,266	1,378,216
Meyer Burger Technology AGb,c	45,053	437,854
Micronas Semiconductor Holding AG Registered[b]	38,148	327,322
Mobilezone Holding AG Bearer	85,430	894,483
Mobimo Holding AG Registered[b]	5,100	1,182,990
Nobel Biocare Holding AG Registered[b]	105,616	945,916
OC Oerlikon Corp. AG Registered[b]	113,776	1,144,847
Orascom Development Holding AGb	24,051	411,956
Panalpina Welttransport Holding AG Registered	23,031	2,175,232
PSP Swiss Property AG Registered[b]	63,648	5,843,969
PubliGroupe SA Registered	2,229	304,237
Rieter Holding AG Registered[b]	6,716	1,069,569
Schweiter Technologies AG Bearer	429	210,077
Schweizerische National-Versicherungs-Gesellschaft AG Registered	6,512	262,942
Swisslog Holding AG Registered[b]	529,584	568,711
Swissquote Group Holding SA Registered[b]	7,124	219,947
Tecan AG Registered[b]	21,216	1,583,454
Temenos Group AG Registered[b,c]	92,565	1,515,911
U-Blox AGb	8,976	397,616
Valiant Holding Registered	16,728	1,646,393
Valora Holding AG Registered	7,140	1,360,219
Vetropack Holding AG Bearer	204	348,325
Von Roll Holding AG Bearer[b,c]	132,534	301,731
Zehnder Group AG Bearer	8,348	491,718
Zueblin Immobilien Holding AG Registered[b]	68,503	205,244

		63,242,188
UNITED KINGDOM — 22.34%
Abcam PLC	134,574	834,701
Advanced Medical Solutions Group PLC	219,846	260,325
Aegis Group PLC	1,314,576	4,979,061

161

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2012

Security	Shares	Value

Afren PLC[b]	1,047,744	$2,324,333
African Barrick Gold PLC	82,620	564,365
African Minerals Ltd.[b,c]	254,481	1,120,275
Amerisur Resources PLC[b]	821,100	621,732
Amlin PLC	673,608	4,050,028
Andor Technology Ltd.[b]	37,128	252,420
Anglo Pacific Group PLC	79,764	321,581
Ashmore Group PLC	191,964	1,124,792
Ashtead Group PLC	671,898	4,037,582
ASOS PLC[b,c]	74,868	2,719,894
Avanti Communications Group PLC[b]	87,062	374,498
AVEVA Group PLC	103,632	3,322,432
Avocet Mining PLC	178,296	218,305
AZ Electronic Materials SA	294,168	1,680,045
Barratt Developments PLC[b]	989,197	3,021,553
BBA Aviation PLC	817,224	2,659,510
Beazley PLC	205,632	580,077
Bellway PLC	190,128	3,096,752
Berendsen PLC	373,524	3,387,943
Berkeley Group Holdings PLC (The)[b]	112,552	2,759,796
Betfair Group PLC	62,388	756,842
Big Yellow Group PLC	67,932	374,291
Blinkx PLC[b]	438,215	504,780
Bodycote PLC	330,543	2,009,203
Booker Group PLC	1,424,124	2,351,694
Borders & Southern Petroleum PLC[b]	397,838	153,825
Bovis Homes Group PLC	265,084	2,188,702
Bowleven PLC[b,c]	365,208	430,980
Brewin Dolphin Holdings PLC	97,053	282,381
Britvic PLC[c]	306,685	1,774,753
BTG PLC[b]	468,384	2,577,680
bwin.party digital entertainment PLC[b]	635,193	1,226,970
Cable & Wireless Communications PLC	2,887,459	1,743,976
Cairn Energy PLC[b]	626,829	2,830,618
Cape PLC	112,756	488,654
Capital & Counties Properties PLC	511,002	1,862,192
Carillion PLC	612,612	3,037,829
Carpetright PLC[b,c]	42,840	476,220
Catlin Group Ltd.	486,339	3,691,931
Centamin PLC[b]	1,009,581	1,038,105
Chemring Group PLC	292,332	1,477,407
Chime Communications PLC	73,807	256,839
Cineworld Group PLC	82,982	324,194
Close Brothers Group PLC	247,860	3,378,205
COLT Group SAb	652,523	1,161,629
Computacenter PLC	109,084	644,965
Cookson Group PLC	345,226	3,239,728
Costain Group PLC	51,176	194,369
CSR PLC	237,350	1,349,429
Daily Mail & General Trust PLC Class A NVS	379,075	2,914,609
Dairy Crest Group PLC	296,898	1,704,724
Darty PLC	763,255	660,933
De La Rue PLC	150,073	2,560,399
Debenhams PLC	1,574,634	3,036,567
Derwent London PLC	72,991	2,424,751
Development Securities PLC	129,189	333,008
Devro PLC	335,235	1,770,384
Dialight PLC	27,540	493,820
Dignity PLC	28,356	427,136
Diploma PLC	96,900	698,752
Dixons Retail PLC[b]	4,169,887	1,383,887
Domino’s Pizza Group PLC	88,944	724,348
Drax Group PLC	322,796	2,920,028

Security	Shares	Value

DS Smith PLC	1,336,812	$4,595,935
Dunelm Group PLC	76,500	825,744
easyJet PLC	246,729	2,484,331
Electrocomponents PLC	680,136	2,333,912
Elementis PLC	478,388	1,613,090
EnQuest PLC[b,c]	581,765	1,086,276
Enterprise Inns PLC[b]	643,552	754,268
Essar Energy PLC[b]	273,156	602,453
Euromoney Institutional Investor PLC	24,072	310,250
F&C Asset Management PLC	177,480	283,070
Falkland Oil & Gas Ltd.[b]	248,769	248,483
Faroe Petroleum PLC[b]	140,898	345,031
Fenner PLC	140,898	819,221
Ferrexpo PLC	203,501	684,879
Fidessa Group PLC	34,450	738,159
Filtrona PLC	371,892	3,433,054
FirstGroup PLC	490,215	1,504,495
Galliford Try PLC	40,392	480,568
Gem Diamonds Ltd.[b]	150,481	409,105
Genus PLC	55,452	1,302,518
Go-Ahead Group PLC (The)	74,011	1,547,676
Grainger PLC	314,228	558,886
Great Portland Estates PLC	168,224	1,267,277
Greencore Group PLC	738,581	1,082,801
Greene King PLC	329,115	3,149,512
Greggs PLC	136,614	1,029,811
Gulf Keystone Petroleum Ltd.[b,c]	880,872	2,657,320
Halfords Group PLC	300,361	1,672,347
Halma PLC	587,928	3,906,177
Hargreaves Lansdown PLC	201,348	2,393,938
Hays PLC	1,740,421	2,285,184
Henderson Group PLC	1,293,439	2,438,041
Heritage Oil PLC[b]	274,463	854,722
Highland Gold Mining Ltd.	98,895	166,494
Hikma Pharmaceuticals PLC	126,419	1,506,120
Hill & Smith Holdings PLC	50,765	304,240
Hiscox Ltd.	648,312	5,017,602
Hochschild Mining PLC	224,707	1,791,971
Home Retail Group PLC	752,760	1,383,730
Homeserve PLC	402,492	1,431,096
Howden Joinery Group PLC[b]	1,053,625	2,885,653
Hunting PLC	187,068	2,255,799
IG Group Holdings PLC	453,918	3,184,745
Imagination Technologies Group PLC[b]	218,688	1,608,681
Inchcape PLC	568,510	3,681,911
Informa PLC	836,053	5,390,388
Innovation Group PLC[b]	722,772	256,173
Intermediate Capital Group PLC	569,530	2,800,337
International Personal Finance PLC	388,051	2,169,339
Interserve PLC	317,084	1,992,270
IQE PLC[b]	647,496	333,808
ITE Group PLC	196,044	610,197
Jardine Lloyd Thompson Group PLC	153,337	1,836,695
JD Wetherspoon PLC	226,951	1,833,632
JKX Oil & Gas PLC[b]	160,277	202,053
John Menzies PLC	24,684	241,188
John Wood Group PLC	385,195	5,271,730
Jupiter Fund Management PLC	159,732	673,706
Kcom Group PLC	451,656	553,007
Keller Group PLC	47,940	468,423
Kier Group PLC	21,399	444,036
Kofax PLC[b]	44,645	203,009
Ladbrokes PLC	1,121,940	3,239,044

162

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2012

Security	Shares	Value

Laird PLC	307,297	$1,040,639
Lancashire Holdings Ltd.	144,769	2,012,776
London Mining PLC[b]	80,376	197,472
Lonrho PLC[b]	1,809,276	298,771
Majestic Wine PLC	46,685	356,504
Marston’s PLC	1,135,195	2,242,178
McBride PLC[b]	183,718	405,491
Mears Group PLC	64,056	303,401
Mecom Group PLC	113,375	142,013
Metric Property Investments PLC	102,357	151,710
Michael Page International PLC	409,428	2,377,232
Micro Focus International PLC	218,369	2,019,352
Millennium & Copthorne Hotels PLC	72,787	589,249
Mitchells & Butlers PLC[b]	382,339	2,017,293
Mitie Group PLC	223,176	1,048,441
Mondi PLC	486,951	5,350,308
Moneysupermarket.com Group PLC	391,718	845,644
Monitise PLC[b]	524,076	312,396
Morgan Crucible Co. PLC (The)	451,266	1,832,071
Morgan Sindall Group PLC	31,290	333,461
Mothercare PLC	76,296	341,094
N Brown Group PLC	78,907	427,261
National Express Group PLC	508,350	1,393,900
New World Resources PLC Class A	83,390	344,596
Northgate PLC	88,332	360,393
Ocado Group PLC[b,c]	329,727	342,628
Ophir Energy PLC[b]	254,796	2,276,163
Pace PLC	385,807	1,156,091
Pan African Resources PLC	1,726,758	465,967
Paragon Group of Companies PLC	564,022	2,275,304
Patagonia Gold PLC[b]	618,120	219,081
Pendragon PLC[b]	1,879,703	423,962
Pennon Group PLC	482,871	5,577,755
Persimmon PLC	394,778	5,056,258
Petra Diamonds Ltd.[b]	446,166	715,202
Petropavlovsk PLC	194,530	1,263,933
Playtech Ltd.	218,592	1,491,761
Premier Farnell PLC	596,856	1,591,390
Premier Foods PLC[b]	222,259	382,240
Premier Oil PLC[b]	626,013	3,536,945
Primary Health Properties PLC	127,847	708,530
Provident Financial PLC	188,904	4,175,461
PZ Cussons PLC	226,135	1,233,206
QinetiQ Group PLC	845,228	2,682,559
Quintain Estates and Development PLC[b]	475,524	409,860
Rathbone Brothers PLC	12,648	264,080
Raven Russia Ltd.	532,236	557,348
Redrow PLC[b]	532,820	1,354,555
Regus PLC	1,068,308	1,726,261
Renishaw PLC	33,864	962,379
Rentokil Initial PLC	2,297,936	3,255,989
Restaurant Group PLC (The)	524,688	3,168,180
Rightmove PLC	98,736	2,562,596
Rockhopper Exploration PLC[b]	275,891	700,047
Rotork PLC	68,136	2,500,573
RPC Group PLC	105,264	718,026
RPS Group PLC	134,166	505,571
RusPetro PLC[b]	105,672	175,350
Salamander Energy PLC[b]	166,796	517,280
San Leon Energy PLC[b]	1,147,430	151,213
Savills PLC	99,348	648,061
SDL PLC	205,337	1,754,938
Senior PLC	296,820	930,562

Security	Shares	Value

Severfield-Rowen PLC	100,725	$228,805
Shaftesbury PLC	478,796	4,227,078
Shanks Group PLC	304,237	399,710
SIG PLC	784,053	1,322,517
Sirius Minerals PLC[b]	1,212,372	424,819
SOCO International PLC[b]	275,687	1,500,324
Spectris PLC	161,772	4,503,563
Speedy Hire PLC	507,170	263,507
Spirax-Sarco Engineering PLC	52,596	1,639,619
Spirent Communications PLC	771,614	1,786,348
Spirit Pub Co. PLC	688,908	671,469
Sportingbet PLC	500,820	431,663
Sports Direct International PLC[b]	159,120	1,022,582
St James’s Place PLC	57,900	370,321
St. Modwen Properties PLC	144,024	467,076
Stagecoach Group PLC	193,306	854,552
SThree PLC	82,620	399,648
SuperGroup PLC[b]	30,888	332,660
Synergy Health PLC	26,086	390,420
TalkTalk Telecom Group PLC	441,252	1,350,671
Taylor Wimpey PLC	3,863,202	3,802,750
Telecity Group PLC	210,528	3,057,629
Telecom plus PLC	44,880	614,584
Thomas Cook Group PLC[b]	1,351,704	446,421
Travis Perkins PLC	300,973	5,236,733
TT electronics PLC	160,676	323,571
Tullett Prebon PLC	368,268	1,620,891
UBM PLC	211,860	2,387,514
Ultra Electronics Holdings PLC	125,664	3,427,496
UNITE Group PLC	260,596	1,188,548
Valiant Petroleum PLC[b]	28,738	196,768
Vectura Group PLC[b]	884,789	1,240,133
Victrex PLC	75,847	1,741,255
Volex PLC	82,416	216,425
W.S. Atkins PLC	163,532	1,881,092
WH Smith PLC	258,876	2,589,957
William Hill PLC	864,195	4,705,845
Wolfson Microelectronics PLC[b,c]	109,084	365,539
Workspace Group PLC	72,941	359,586
Xchanging PLC[b]	186,574	332,893
Xcite Energy Ltd.[b,c]	205,133	341,220
Yule Catto & Co. PLC	220,932	523,221

		355,997,722

TOTAL COMMON STOCKS
(Cost: $1,557,865,832)		1,577,608,059

INVESTMENT COMPANIES — 0.21%

AUSTRALIA — 0.21%
Australian Infrastructure Fund	460,836	1,419,255
Hastings Diversified Utilities Fund	690,860	1,991,556

		3,410,811

TOTAL INVESTMENT COMPANIES
(Cost: $2,204,760)		3,410,811

163

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

October 31, 2012

Security	Shares	Value

PREFERRED STOCKS — 0.25%

AUSTRALIA — 0.05%
Gunns Ltd.[a,b]	4,914	$—
Multiplex SITES Trust	8,960	726,562

		726,562
GERMANY — 0.20%
Biotest AG	2,636	153,708
Draegerwerk AG & Co. KGaA[c]	1,820	178,032
Fuchs Petrolub AG	31,594	2,229,566
Sartorius AG	7,548	630,855

		3,192,161
UNITED KINGDOM — 0.00%
McBride PLC Class B	5,511,540	8,879

		8,879

TOTAL PREFERRED STOCKS
(Cost: $3,125,903)		3,927,602

RIGHTS — 0.01%

HONG KONG — 0.01%
Esprit Holdings Ltd.[b]	724,200	194,365

		194,365

NORWAY — 0.00%
Norwegian Energy Co. ASA[b,c]	127,523	—

		—

TOTAL RIGHTS
(Cost: $0)		194,365

SHORT-TERM INVESTMENTS — 4.72%

MONEY MARKET FUNDS — 4.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[e,f,g]	70,041,491	70,041,491
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[e,f,g]	5,000,263	5,000,263

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[e,f]	165,596	$165,596

		75,207,350

TOTAL SHORT-TERM INVESTMENTS
(Cost: $75,207,350)		75,207,350

TOTAL INVESTMENTS IN SECURITIES — 104.19%
(Cost: $1,638,403,845)		1,660,348,187
Other Assets, Less Liabilities — (4.19)%		(66,779,887)

NET ASSETS — 100.00%		$1,593,568,300

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

164

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.12%

AUSTRALIA — 9.31%
AMP Ltd.	821,230	$3,908,725
APA Group	92,332	494,037
ASX Ltd.	25,502	785,395
Australia and New Zealand Banking Group Ltd.	765,306	20,196,707
Bendigo and Adelaide Bank Ltd.	113,652	952,239
BGP Holdings PLC[a,b]	2,256,851	29
Boral Ltd.	209,756	780,848
Caltex Australia Ltd.	39,032	689,681
CFS Retail Property Trust Group	556,370	1,127,894
Commonwealth Bank of Australia	453,788	27,174,568
Dexus Property Group	1,285,104	1,312,599
Echo Entertainment Group Ltd.	121,934	443,802
Fairfax Media Ltd.[c]	612,048	250,692
Goodman Group	440,750	2,024,668
GPT Group	401,718	1,482,958
Harvey Norman Holdings Ltd.	151,044	298,371
Leighton Holdings Ltd.	44,444	824,943
Lend Lease Group	151,454	1,361,625
Macquarie Group Ltd.	93,972	3,108,471
Mirvac Group	966,452	1,508,254
National Australia Bank Ltd.	638,370	17,071,885
OZ Minerals Ltd.	86,100	731,214
Qantas Airways Ltd.[a]	316,602	436,640
QBE Insurance Group Ltd.	336,610	4,600,448
Sims Metal Management Ltd.	24,518	239,493
Sonic Healthcare Ltd.	107,584	1,450,270
SP AusNet	472,252	519,084
Stockland Corp. Ltd.	641,158	2,300,376
Suncorp Group Ltd.	366,786	3,575,183
Tabcorp Holdings Ltd.	204,672	602,746
Tatts Group Ltd.	384,744	1,117,088
Telstra Corp. Ltd.	1,255,256	5,388,778
Toll Holdings Ltd.	197,374	908,721
Westfield Group	613,688	6,783,635
Westfield Retail Trust	816,966	2,626,173
Westpac Banking Corp.	870,758	23,033,800

		140,112,040
AUSTRIA — 0.43%
Erste Group Bank AGa	61,336	1,539,909
IMMOFINANZ AGa	253,544	979,056
IMMOFINANZ AG Escrow[a,b]	269,008	4
OMV AG	40,754	1,489,215
Raiffeisen International Bank Holding AGc	13,776	550,702
Telekom Austria AG	69,372	436,876
Vienna Insurance Group AG	10,824	464,673
voestalpine AG	30,586	963,090

		6,423,525
BELGIUM — 0.68%
Ageas	66,620	1,695,015
Belgacom SA	43,378	1,267,518
Delhaize Group SA	28,126	1,074,965
Groupe Bruxelles Lambert SA	22,960	1,694,649

Security	Shares	Value

KBC Groep NV	46,166	$1,083,375
Mobistar SA	8,938	236,386
Solvay SA	16,564	1,990,966
UCB SA	20,172	1,176,250

		10,219,124
DENMARK — 0.31%
A.P. Moeller-Maersk A/S Class A	164	1,086,002
A.P. Moeller-Maersk A/S Class B	368	2,567,293
TDC A/S	142,270	979,920

		4,633,215
FINLAND — 0.84%
Elisa OYJ	41,164	882,249
Kesko OYJ Class B	17,712	554,272
Metso OYJ	23,698	831,262
Nokia OYJ[c]	1,073,872	2,891,586
Orion OYJ Class B	26,486	654,836
Pohjola Bank PLC Class A	40,344	548,916
Sampo OYJ Class A	119,392	3,740,843
Stora Enso OYJ Class R	154,816	976,572
UPM-Kymmene OYJ	150,470	1,610,527

		12,691,063
FRANCE — 10.61%
Accor SA	20,746	647,066
ArcelorMittal	263,958	3,909,480
Arkema SA	8,938	814,668
AXA SA	501,102	7,964,008
BNP Paribas SA	274,864	13,822,911
Bouygues SA	53,546	1,287,437
Cap Gemini SA	21,402	899,372
Carrefour SA	164,574	3,975,073
CNP Assurances SA	43,050	608,048
Compagnie de Saint-Gobain	113,980	4,015,835
Compagnie Generale des Etablissements Michelin Class B	51,578	4,428,472
Credit Agricole SAa	289,788	2,180,946
Electricite de France SA	68,060	1,439,737
Eurazeo	8,610	394,004
Fonciere des Regions	7,052	566,738
France Telecom SA	525,866	5,861,551
GDF Suez	362,112	8,307,624
Gecina SA	6,068	671,807
Groupe Eurotunnel SA Registered	74,389	565,443
Imerys SA	9,512	534,255
Klepierre	27,306	1,012,134
Lafarge SA	52,808	3,091,605
Lagardere SCA	34,194	934,247
Natixis	267,566	876,488
PPR SA	13,940	2,450,307
PSA Peugeot Citroen SAa,c	66,748	426,925
Renault SA	54,612	2,442,143
Sanofi	338,004	29,704,183
SCOR SE	46,904	1,251,423
Societe Generale[a]	198,440	6,306,323
STMicroelectronics NV	185,648	1,091,433
Suez Environnement SA	80,934	859,235
Thales SA	26,076	916,872
Total SA	603,930	30,379,465
Veolia Environnement	95,612	946,179

165

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2012

Security	Shares	Value

Vinci SA	130,708	$5,783,188
Vivendi SA	367,114	7,509,025
Wendel	9,594	845,245

		159,720,895
GERMANY — 8.45%
Allianz SE Registered	129,724	16,080,098
Axel Springer AG	11,480	492,240
Bayer AG Registered	117,998	10,273,473
Celesio AG	24,518	474,491
Commerzbank AGa	1,041,974	1,995,581
Daimler AG Registered	257,890	12,038,614
Deutsche Bank AG Registered	264,614	11,990,753
Deutsche Boerse AG	55,186	2,986,259
Deutsche Lufthansa AG Registered	64,124	979,653
Deutsche Post AG Registered	242,392	4,804,031
Deutsche Telekom AG Registered	801,550	9,149,455
E.ON AG	513,238	11,658,394
Hannover Rueckversicherung AG Registered	17,548	1,234,029
HeidelbergCement AG	40,426	2,141,982
Infineon Technologies AG	113,406	771,495
METRO AG	36,900	1,062,689
Muenchener Rueckversicherungs-Gesellschaft AG Registered	33,128	5,322,981
RWE AG	139,482	6,372,016
Salzgitter AG	3,854	166,725
Siemens AG Registered	234,274	23,538,993
ThyssenKrupp AG	109,798	2,497,660
Volkswagen AG	4,592	894,927
Wacker Chemie AGc	4,428	250,053

		127,176,592
GREECE — 0.02%
OPAP SA	54,599	348,794

		348,794
HONG KONG — 3.16%
BOC Hong Kong (Holdings) Ltd.	1,066,000	3,280,508
Cathay Pacific Airways Ltd.[c]	328,000	594,205
Cheung Kong (Holdings) Ltd.	410,000	6,057,380
CLP Holdings Ltd.	164,000	1,398,752
First Pacific Co. Ltd.	492,000	547,862
Hang Lung Group Ltd.[c]	164,000	971,297
Hang Seng Bank Ltd.	221,400	3,399,540
Henderson Land Development Co. Ltd.	246,000	1,704,531
Hong Kong Exchanges and Clearing Ltd.	106,600	1,759,233
Hopewell Holdings Ltd.[c]	164,000	591,454
Hutchison Whampoa Ltd.[c]	574,000	5,647,383
Kerry Properties Ltd.	205,000	1,017,058
MTR Corp. Ltd.	287,000	1,122,070
New World Development Co. Ltd.	1,066,000	1,647,819
NWS Holdings Ltd.	410,000	618,964
Orient Overseas International Ltd.[c]	82,000	518,448
PCCW Ltd.	1,230,000	496,758
Power Assets Holdings Ltd.	410,000	3,486,300
Sino Land Co. Ltd.	820,000	1,468,584
Sun Hung Kai Properties Ltd.	428,000	5,958,826
Swire Pacific Ltd. Class A	205,000	2,432,210
Wharf (Holdings) Ltd. (The)	164,625	1,126,878
Wheelock and Co. Ltd.	246,000	1,076,045
Yue Yuen Industrial (Holdings) Ltd.[c]	205,000	707,576

		47,629,681

Security	Shares	Value

IRELAND — 0.25%
CRH PLC	203,442	$3,785,586
Irish Bank Resolution Corp. Ltd.[a,b]	246,432	3

		3,785,589
ISRAEL — 0.60%
Bank Hapoalim Ltd.[a]	304,056	1,193,926
Bank Leumi le-Israel BMa,c	359,816	1,157,337
Bezeq The Israel Telecommunication Corp. Ltd.	545,546	664,833
Delek Group Ltd. (The)	1,230	233,736
Mizrahi Tefahot Bank Ltd.[a]	32,882	298,254
Teva Pharmaceutical Industries Ltd.	134,480	5,460,519

		9,008,605
ITALY — 3.55%
Assicurazioni Generali SpA	332,018	5,395,071
Banca Monte dei Paschi di Siena SpA[a,c]	1,855,988	512,263
Banco Popolare Scrl[a]	518,240	825,989
Enel Green Power SpA	503,398	855,822
Enel SpA	1,874,356	7,043,493
Eni SpA	722,338	16,576,659
Exor SpA	17,384	447,821
Fiat SpA[a]	93,972	457,851
Finmeccanica SpA[a]	114,062	564,897
Intesa Sanpaolo SpA	2,851,714	4,578,416
Intesa Sanpaolo SpA RNC	275,438	363,337
Mediaset SpA	205,164	358,900
Mediobanca SpA	142,598	812,286
Snam SpA	481,258	2,129,019
Telecom Italia SpA	2,693,618	2,479,922
Telecom Italia SpA RNC	1,684,690	1,344,741
Tenaris SA	86,592	1,619,131
Terna SpA	367,196	1,379,857
UniCredit SpA[a]	1,152,428	5,086,235
Unione di Banche Italiane ScpA	161,294	633,702

		53,465,412
JAPAN — 18.78%
AEON Co. Ltd.	82,000	893,557
AEON Credit Service Co. Ltd.	16,400	347,574
Air Water Inc.	82,000	1,025,898
Aisin Seiki Co. Ltd.	57,400	1,667,494
Alfresa Holdings Corp.	8,200	370,349
Amada Co. Ltd.	82,000	415,489
Aozora Bank Ltd.	164,000	461,654
Asahi Glass Co. Ltd.	276,000	1,871,538
Asahi Kasei Corp.	246,000	1,351,107
Astellas Pharma Inc.	123,000	6,101,526
Bank of Kyoto Ltd. (The)	82,000	703,766
Bank of Yokohama Ltd. (The)	328,000	1,506,018
Brother Industries Ltd.	65,600	617,180
Central Japan Railway Co.	24,600	2,114,375
Chiba Bank Ltd. (The)	246,000	1,434,205
Chubu Electric Power Co. Inc.	180,400	1,857,490
Chugoku Electric Power Co. Inc. (The)	82,000	880,220
Coca-Cola West Co. Ltd.	16,400	250,935

166

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2012

Security	Shares	Value

Cosmo Oil Co. Ltd.	164,000	$291,355
Dai Nippon Printing Co. Ltd.	164,000	1,159,264
Daicel Corp.	82,000	491,405
Daido Steel Co. Ltd.	82,000	354,961
Daiichi Sankyo Co. Ltd.	205,000	3,128,988
Daiwa House Industry Co. Ltd.	82,000	1,240,310
Daiwa Securities Group Inc.	492,000	1,957,413
Denki Kagaku Kogyo K.K.	164,000	504,742
Denso Corp.	139,400	4,358,321
Eisai Co. Ltd.	73,800	3,282,360
Electric Power Development Co. Ltd.	32,820	838,875
Fuji Electric Co. Ltd.	164,000	332,391
Fuji Heavy Industries Ltd.	164,000	1,573,727
FUJIFILM Holdings Corp.	131,200	2,209,373
Fujitsu Ltd.	492,000	1,889,703
Fukuoka Financial Group Inc.	246,000	960,240
Furukawa Electric Co. Ltd.[a]	82,000	163,118
Gunma Bank Ltd. (The)	82,000	394,971
Hachijuni Bank Ltd. (The)	82,000	422,670
Hitachi Chemical Co. Ltd.	32,800	461,654
Hitachi High-Technologies Corp.	8,200	179,224
Hitachi Ltd.	492,000	2,603,728
Hokkaido Electric Power Co. Inc.	57,400	471,810
Honda Motor Co. Ltd.	467,400	13,975,804
Hulic Co. Ltd.[a]	65,600	519,515
IBIDEN Co. Ltd.	24,600	309,308
Idemitsu Kosan Co. Ltd.	8,200	704,792
INPEX Corp.	656	3,734,267
Isetan Mitsukoshi Holdings Ltd.	98,400	961,471
ITOCHU Corp.	278,800	2,786,954
Iyo Bank Ltd. (The)	82,000	632,979
J. Front Retailing Co. Ltd.	164,000	851,495
Japan Petroleum Exploration Co. Ltd.	8,200	308,282
Japan Prime Realty Investment Corp.	246	739,570
Japan Real Estate Investment Corp.	164	1,639,384
Japan Retail Fund Investment Corp.	574	1,044,877
JFE Holdings Inc.	147,600	2,077,443
Joyo Bank Ltd. (The)	164,000	791,993
JSR Corp.	49,200	842,057
JTEKT Corp.	65,600	492,431
JX Holdings Inc.	631,400	3,357,250
Kajima Corp.	246,000	680,170
Kamigumi Co. Ltd.	82,000	660,678
Kaneka Corp.	82,000	399,074
Kansai Electric Power Co. Inc. (The)	213,200	1,637,743
Kawasaki Heavy Industries Ltd.	410,000	841,236
Kawasaki Kisen Kaisha Ltd.[a]	246,000	310,847
KDDI Corp.	73,800	5,724,509
Kinden Corp.	22,000	137,620
Kobe Steel Ltd.	410,000	359,064
Konica Minolta Holdings Inc.	123,000	815,589
Kuraray Co. Ltd.	49,200	570,604
Kyocera Corp.	24,600	2,157,463
Kyowa Hakko Kirin Co. Ltd.	82,000	870,987
Kyushu Electric Power Co. Inc.	123,000	931,002
Marubeni Corp.	492,000	3,182,335
Marui Group Co. Ltd.	65,600	471,092
Maruichi Steel Tube Ltd.	16,400	340,598
Mazda Motor Corp.[a]	492,000	584,762
Meiji Holdings Co. Ltd.	16,400	749,931
Mitsubishi Chemical Holdings Corp.	369,000	1,458,826
Mitsubishi Corp.	401,800	7,163,330
Mitsubishi Gas Chemical Co. Inc.	82,000	404,204

Security	Shares	Value

Mitsubishi Tanabe Pharma Corp.	65,600	$944,647
Mitsubishi UFJ Financial Group Inc.	3,616,200	16,332,393
Mitsubishi UFJ Lease & Finance Co. Ltd.	16,400	705,818
Mitsui & Co. Ltd.	492,000	6,924,809
Mitsui Chemicals Inc.	246,000	507,819
Mitsui O.S.K. Lines Ltd.	328,000	783,786
Mizuho Financial Group Inc.	6,494,400	10,156,387
MS&AD Insurance Group Holdings Inc.	49,208	832,959
Murata Manufacturing Co. Ltd.	16,400	796,097
Namco Bandai Holdings Inc.	49,200	771,885
NEC Corp.[a]	790,000	1,512,198
NGK Insulators Ltd.	4,000	44,539
NHK Spring Co. Ltd.	16,400	136,444
Nippon Building Fund Inc.	164	1,758,389
Nippon Electric Glass Co. Ltd.	93,000	472,388
Nippon Express Co. Ltd.	246,000	898,686
Nippon Meat Packers Inc.	82,000	1,015,639
Nippon Paper Group Inc.[c]	24,600	280,993
Nippon Steel & Sumitomo Metal Corp.	2,192,680	4,828,121
Nippon Telegraph and Telephone Corp.	123,000	5,593,707
Nippon Yusen K.K.	492,000	935,619
Nishi-Nippon City Bank Ltd. (The)	164,000	373,427
Nissan Motor Co. Ltd.	705,200	5,893,577
Nisshin Steel Holdings Co. Ltd.[a]	24,600	162,810
NKSJ Holdings Inc.	106,600	1,940,485
Nomura Holdings Inc.	360,800	1,300,018
Nomura Real Estate Holdings Inc.	24,600	441,033
Nomura Real Estate Office Fund Inc.	82	515,001
NSK Ltd.	90,000	493,182
NTN Corp.	164,000	293,407
NTT DOCOMO Inc.	4,346	6,377,903
Obayashi Corp.	164,000	732,491
Oji Holdings Corp.	164,000	480,120
Omron Corp.	41,000	815,589
Ono Pharmaceutical Co. Ltd.	24,600	1,483,448
ORIX Corp.	29,520	3,028,450
Osaka Gas Co. Ltd.	492,000	2,025,122
Resona Holdings Inc.	541,200	2,335,969
Ricoh Co. Ltd.[c]	170,000	1,418,616
Sankyo Co. Ltd.	16,400	741,724
SBI Holdings Inc.	63,320	442,044
Sega Sammy Holdings Inc.	57,400	1,080,783
Sekisui Chemical Co. Ltd.	164,000	1,343,926
Sekisui House Ltd.	164,000	1,672,213
Seven & I Holdings Co. Ltd.	213,200	6,566,976
Sharp Corp.[c]	82,000	176,454
Shimizu Corp.	246,000	821,744
Shinsei Bank Ltd.	410,000	600,150
Shionogi & Co. Ltd.	41,000	679,144
Shizuoka Bank Ltd. (The)	164,000	1,674,265
Showa Denko K.K.	410,000	625,798
Showa Shell Sekiyu K.K.	49,200	273,299
Sojitz Corp.	344,400	426,568
Sony Corp.	287,000	3,425,472
Square Enix Holdings Co. Ltd.	16,400	230,827
Stanley Electric Co. Ltd.	41,000	564,244
Sumco Corp.[a]	24,600	168,042
Sumitomo Corp.	319,800	4,353,089
Sumitomo Electric Industries Ltd.	213,200	2,288,572
Sumitomo Heavy Industries Ltd.	164,000	586,813
Sumitomo Metal Mining Co. Ltd.	164,000	2,156,437
Sumitomo Mitsui Financial Group Inc.	385,400	11,784,281
Sumitomo Mitsui Trust Holdings Inc.	902,050	2,731,091

167

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2012

Security	Shares	Value

Suzuken Co. Ltd.	24,600	$775,271
T&D Holdings Inc.	164,000	1,789,165
Taisei Corp.	328,000	902,790
Takashimaya Co. Ltd.	82,000	538,596
Takeda Pharmaceutical Co. Ltd.	221,400	10,276,417
Teijin Ltd.	246,000	563,218
THK Co. Ltd.	8,200	136,137
Tobu Railway Co. Ltd.	82,000	434,981
Tohoku Electric Power Co. Inc.[a]	82,000	603,228
Tokyo Electric Power Co. Inc.[a]	410,000	666,833
Tokyo Electron Ltd.	32,800	1,471,137
Tokyo Gas Co. Ltd.	656,000	3,471,638
Tokyu Land Corp.	164,000	919,204
TonenGeneral Sekiyu K.K.	82,000	742,750
Toppan Printing Co. Ltd.	82,000	472,939
Tosoh Corp.	82,000	160,040
Toyoda Gosei Co. Ltd.	16,400	322,132
Toyota Industries Corp.	49,200	1,403,428
Toyota Tsusho Corp.	65,600	1,429,691
Ube Industries Ltd.	246,000	560,140
West Japan Railway Co.	49,200	2,145,152
Yamada Denki Co. Ltd.	8,200	354,961
Yamaguchi Financial Group Inc.	82,000	678,118
Yamaha Corp.	32,800	294,227
Yokogawa Electric Corp.	32,800	372,606

		282,605,240
NETHERLANDS — 2.36%
AEGON NV	491,672	2,744,664
Akzo Nobel NV	66,748	3,630,072
Corio NV	18,219	811,531
D.E Master Blenders 1753 NVa	85,854	1,048,973
Delta Lloyd NV	38,294	636,642
ING Groep NV CVA[a]	1,089,534	9,622,953
Koninklijke Ahold NV	105,124	1,338,086
Koninklijke DSM NV	43,296	2,222,519
Koninklijke KPN NV	287,000	1,811,499
Koninklijke Philips Electronics NV	296,102	7,401,360
Reed Elsevier NV	198,030	2,659,734
Wolters Kluwer NV	85,690	1,657,784

		35,585,817
NEW ZEALAND — 0.12%
Fletcher Building Ltd.	191,142	1,106,250
Telecom Corp. of New Zealand Ltd.	350,468	692,928

		1,799,178
NORWAY — 0.65%
DNB ASA	280,358	3,496,281
Gjensidige Forsikring ASA	59,286	864,989
Norsk Hydro ASA	260,350	1,170,568
Orkla ASA	220,334	1,740,489
Yara International ASA	53,218	2,503,675

		9,776,002
PORTUGAL — 0.19%
Banco Espirito Santo SA Registered[a]	595,730	578,960
Energias de Portugal SA	535,460	1,454,308
Portugal Telecom SGPS SA Registered	176,464	887,437

		2,920,705

Security	Shares	Value

SINGAPORE — 1.92%
Ascendas REIT	656,546	$1,269,988
CapitaLand Ltd.	738,000	1,978,001
CapitaMall Trust Management Ltd.	656,800	1,135,894
City Developments Ltd.	82,000	770,231
ComfortDelGro Corp. Ltd.	574,000	795,099
COSCO Corp. (Singapore) Ltd.[c]	328,000	236,580
DBS Group Holdings Ltd.	514,000	5,855,989
Golden Agri-Resources Ltd.	1,968,000	1,008,155
Hutchison Port Holdings Trust	1,476,000	1,151,280
Keppel Land Ltd.[c]	164,000	457,030
Neptune Orient Lines Ltd.[a,c]	246,000	233,892
Noble Group Ltd.	574,000	616,319
Oversea-Chinese Banking Corp. Ltd.	246,000	1,834,843
SembCorp Industries Ltd.	164,000	731,249
Singapore Airlines Ltd.[c]	164,000	1,424,860
Singapore Press Holdings Ltd.	272,000	900,684
Singapore Telecommunications Ltd.	820,000	2,164,174
StarHub Ltd.	82,000	247,334
United Overseas Bank Ltd.	356,000	5,331,027
UOL Group Ltd.	82,000	380,411
Yangzijiang Shipbuilding (Holdings) Ltd.	574,000	425,778

		28,948,818
SPAIN — 4.70%
Abertis Infraestructuras SA	51,332	772,916
Acciona SA	6,068	372,230
Actividades de Construcciones y Servicios SAc	40,754	869,765
Banco Bilbao Vizcaya Argentaria SA	1,549,933	12,928,092
Banco de Sabadell SA	798,926	1,944,196
Banco Popular Espanol SAc	375,150	584,802
Banco Santander SA	2,798,332	20,991,370
Bankia SAa,c	97,006	145,812
CaixaBank[c]	236,134	893,469
Enagas SA	50,020	994,276
Ferrovial SA	113,488	1,602,930
Gas Natural SDG SA	97,826	1,517,352
Iberdrola SA	1,147,856	5,934,693
Mapfre SA	214,840	595,197
Red Electrica Corporacion SA	9,781	458,490
Repsol SA	232,866	4,652,951
Telefonica SA	1,145,786	15,084,649
Zardoya Otis SA	28,477	352,031

		70,695,221
SWEDEN — 2.51%
Boliden AB	36,326	634,503
Electrolux AB Class B	68,962	1,763,699
Husqvarna AB Class B	112,996	655,286
Industrivarden AB Class C	18,942	267,056
Investment AB Kinnevik Class B	57,318	1,094,462
Nordea Bank AB	753,006	6,837,359
Ratos AB Class B	20,910	179,465
Scania AB Class B	32,390	616,520
Securitas AB Class B	89,052	647,417
Skandinaviska Enskilda Banken AB Class A	402,784	3,338,626
Skanska AB Class B	108,978	1,703,140

168

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

October 31, 2012

Security	Shares	Value

SSAB AB Class A	43,296	$309,677
Svenska Cellulosa AB Class B	165,148	3,215,650
Svenska Handelsbanken AB Class A	141,204	4,834,908
Telefonaktiebolaget LM Ericsson Class B	860,508	7,560,602
TeliaSonera AB	613,852	4,039,985

		37,698,355
SWITZERLAND — 7.72%
Actelion Ltd. Registered	11,398	549,826
Adecco SA Registered	24,518	1,185,879
Baloise Holding AG Registered	12,956	1,082,449
Banque Cantonale Vaudoise Registered	902	478,025
Credit Suisse Group AG Registered	347,762	8,062,910
GAM Holding AGa	20,500	286,190
Geberit AG Registered[a]	3,854	794,639
Holcim Ltd. Registered[a]	65,026	4,437,717
Lindt & Spruengli AG Participation Certificates	82	259,156
Lonza Group AG Registered	14,760	748,303
Nestle SA Registered	328,574	20,853,440
Novartis AG Registered	655,098	39,431,103
Pargesa Holding SA Bearer	3,772	254,383
Swiss Life Holding AG Registered[a]	8,364	1,052,686
Swiss Prime Site AG Registered	13,448	1,122,833
Swiss Re AGa	100,122	6,918,869
Swisscom AG Registered	6,724	2,793,724
UBS AG Registered	1,034,184	15,503,875
Zurich Insurance Group AGa	41,902	10,327,007

		116,143,014
UNITED KINGDOM — 21.96%
3i Group PLC	140,630	488,015
AstraZeneca PLC	360,636	16,718,356
Aviva PLC	825,002	4,404,703
BAE Systems PLC	919,302	4,623,813
Balfour Beatty PLC	201,720	1,024,340
Barclays PLC	3,293,612	12,071,549
BHP Billiton PLC	599,092	19,163,400
BP PLC	5,409,622	38,634,368
British Land Co. PLC	240,342	2,046,368
Capital Shopping Centres Group PLC	155,718	835,396
Carnival PLC	51,004	2,024,669
Centrica PLC	964,238	5,034,686
Evraz PLC	94,136	358,216
Hammerson PLC	200,080	1,520,795
HSBC Holdings PLC	5,163,786	50,646,803
Invensys PLC	83,804	307,558
Investec PLC	152,848	897,320
J Sainsbury PLC	348,336	1,989,969
Kazakhmys PLC	58,876	672,502
Land Securities Group PLC	219,186	2,839,083
Legal & General Group PLC	1,676,408	3,619,043
Lloyds Banking Group PLC[a]	11,980,610	7,831,530
Man Group PLC	259,038	327,390
Marks & Spencer Group PLC	451,574	2,864,929
Melrose PLC	170,642	662,540
National Grid PLC	1,018,030	11,587,291
Old Mutual PLC	1,387,768	3,845,515
Reed Elsevier PLC	226,566	2,211,956
Resolution Ltd.	389,582	1,370,130
Rexam PLC	124,722	897,570
Royal Bank of Scotland Group PLC[a]	595,566	2,648,184

Security	Shares	Value

Royal Dutch Shell PLC Class A	1,044,844	$35,770,050
Royal Dutch Shell PLC Class B	759,074	26,787,768
RSA Insurance Group PLC	1,011,716	1,830,406
Schroders PLC	10,988	269,782
SEGRO PLC	205,574	786,908
SSE PLC	269,534	6,287,692
Standard Life PLC	674,040	3,170,864
TUI Travel PLC	125,788	508,654
United Utilities Group PLC	195,652	2,133,940
Vodafone Group PLC	14,052,750	38,091,279
Wolseley PLC	29,028	1,266,879
Xstrata PLC	595,566	9,394,336

		330,466,545

TOTAL COMMON STOCKS
(Cost: $1,532,388,251)		1,491,853,430

PREFERRED STOCKS — 0.34%

GERMANY — 0.34%
Bayerische Motoren Werke AG	7,298	403,803
Porsche Automobil Holding SE	15,334	1,017,731
ProSiebenSat.1 Media AG	9,266	258,148
RWE AG NVS	10,988	454,983
Volkswagen AG	14,268	2,950,761

		5,085,426

TOTAL PREFERRED STOCKS
(Cost: $4,458,083)		5,085,426

SHORT-TERM INVESTMENTS — 0.94%

MONEY MARKET FUNDS — 0.94%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.27%[d,e,f]	12,493,786	12,493,786
BlackRock Cash Funds: Prime, SL Agency Shares 0.25%[d,e,f]	891,932	891,932
BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[d,e]	773,396	773,396

		14,159,114

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,159,114)		14,159,114

TOTAL INVESTMENTS IN SECURITIES — 100.40%
(Cost: $1,551,005,448)		1,511,097,970
Other Assets, Less Liabilities — (0.40)%		(6,072,619)

NET ASSETS — 100.00%		$1,505,025,351

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

169

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 91.60%

BRAZIL — 1.38%
Banco Santander (Brasil) SA Units SP ADR	9,896	$67,293

		67,293
CHILE — 2.10%
Banco Santander (Chile) SA SP ADR	2,109	57,344
CorpBanca SA SP ADR	2,188	44,854

		102,198
CHINA — 30.48%
Agile Property Holdings Ltd.	8,000	9,094
Agricultural Bank of China Ltd. Class H	114,000	49,424
Bank of China Ltd. Class H	380,000	156,412
Bank of Communications Co. Ltd. Class H	49,600	35,456
China CITIC Bank Corp. Ltd. Class H	56,200	28,716
China Construction Bank Corp. Class H	373,320	281,313
China Everbright Ltd.[a]	8,000	11,644
China Life Insurance Co. Ltd. Class H	48,000	141,831
China Merchants Bank Co. Ltd. Class H	24,690	46,130
China Minsheng Banking Corp. Ltd. Class H	40,300	36,660
China Overseas Land & Investment Ltd.	24,000	62,864
China Pacific Insurance (Group) Co. Ltd. Class H	12,800	40,134
China Resources Land Ltd.	16,000	36,542
China Taiping Insurance Holdings Co. Ltd.[b]	9,600	16,450
Chongqing Rural Commercial Bank Co. Ltd. Class H	16,000	7,515
CITIC Securities Co. Ltd. Class H	4,500	8,443
Country Garden Holdings Co. Ltd.[b]	37,325	14,978
Evergrande Real Estate Group Ltd.[a]	24,000	10,498
Far East Horizon Ltd.	20,000	14,142
Franshion Properties (China) Ltd.	88,000	26,911
Guangzhou R&F Properties Co. Ltd. Class H	8,000	9,837
Industrial and Commercial Bank of China Ltd. Class H	336,400	222,674
Longfor Properties Co. Ltd.[a]	16,500	29,125
PICC Property and Casualty Co. Ltd. Class H	19,000	25,301
Ping An Insurance (Group) Co. of China Ltd. Class H	10,000	79,225
Poly Property Group Co. Ltd.[a,b]	12,000	7,293
Shimao Property Holdings Ltd.[a]	12,000	22,916
Shui On Land Ltd.	28,000	11,850
Sino-Ocean Land Holdings Ltd.	26,000	16,304
SOHO China Ltd.[a]	20,000	13,600
Yuexiu Property Co. Ltd.	40,000	10,993

		1,484,275
COLOMBIA — 1.79%
Bancolombia SA SP ADR	1,360	87,067

		87,067
CZECH REPUBLIC — 1.12%
Komercni Banka AS	268	54,639

		54,639

Security	Shares	Value

EGYPT — 0.19%
Commercial International Bank (Egypt) SAE SP ADR	1,466	$9,529

		9,529
HUNGARY — 0.63%
OTP Bank PLC	1,624	30,829

		30,829
INDIA — 7.75%
Axis Bank Ltd. SP GDR[c]	2,536	56,401
HDFC Bank Ltd. SP ADR	4,641	173,527
ICICI Bank Ltd. SP ADR	3,756	147,423

		377,351
INDONESIA — 5.10%
PT Bank Central Asia Tbk	100,000	85,372
PT Bank Danamon Indonesia Tbk	45,080	28,630
PT Bank Mandiri (Persero) Tbk	64,025	54,993
PT Bank Negara Indonesia (Persero) Tbk	56,333	22,580
PT Bank Rakyat Indonesia (Persero) Tbk	74,000	57,012

		248,587
MEXICO — 4.25%
Compartamos SAB de CV	16,000	21,478
Grupo Financiero Banorte SAB de CV Series O	16,400	91,154
Grupo Financiero Inbursa SAB de CV Series O	31,200	83,120
Grupo Financiero Santander Mexico SAB de CV Series B	4,200	11,459

		207,211
PERU — 1.89%
Credicorp Ltd.	712	92,090

		92,090
PHILIPPINES — 4.59%
Ayala Corp.	5,040	54,199
Ayala Land Inc.	44,000	25,154
Bank of the Philippine Islands	30,935	60,826
BDO Unibank Inc.[b]	18,096	28,114
Metropolitan Bank & Trust Co.	240	553
SM Prime Holdings Inc.	154,950	54,540

		223,386
POLAND — 2.84%
Bank Handlowy w Warszawie SA	420	12,220
Bank Millennium SAb	8,344	11,048
Bank Pekao SA	476	22,841
BRE Bank SAb	265	24,984
Powszechna Kasa Oszczednosci Bank Polski SA	3,524	39,368
Powszechny Zaklad Ubezpieczen SA	240	28,021

		138,482
RUSSIA — 3.60%
LSR Group OJSC SP GDR[c]	6,108	29,410
Sberbank of Russia SP ADR	12,404	145,871

		175,281

170

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

SOUTH AFRICA — 10.34%
Absa Group Ltd.	1,580	$25,282
African Bank Investments Ltd.	8,080	27,233
Discovery Holdings Ltd.	80	511
FirstRand Ltd.	28,372	93,865
Growthpoint Properties Ltd.	9,352	25,382
Investec Ltd.	3,420	20,050
Liberty Holdings Ltd.	40	462
MMI Holdings Ltd.	5,077	12,238
Nedbank Group Ltd.	436	8,971
Redefine Properties Ltd.	14,992	15,510
Remgro Ltd.	4,680	79,890
RMB Holdings Ltd.	11,348	49,623
RMI Holdings Ltd.	11,348	29,495
Sanlam Ltd.	6,260	27,870
Standard Bank Group Ltd.	7,072	87,075

		503,457
SOUTH KOREA — 3.07%
Shinhan Financial Group Co. Ltd. SP ADR[a]	3,774	129,146
Woori Finance Holdings Co. Ltd. SP ADR[a]	717	20,241

		149,387
THAILAND — 5.92%
Bangkok Bank PCL NVDR	10,400	60,059
Bank of Ayudhya PCL NVDR	31,200	30,284
Kasikornbank PCL NVDR	14,800	86,434
Krung Thai Bank PCL NVDR	46,475	27,445
Siam Commercial Bank PCL NVDR	16,000	84,045

		288,267
TURKEY — 4.56%
Akbank TAS	8,377	40,333
Asya Katilim Bankasi ASb	13,260	14,852
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	400	595
Haci Omer Sabanci Holding AS	3,012	15,878
Turkiye Garanti Bankasi AS	11,516	54,933
Turkiye Halk Bankasi AS	3,293	28,994
Turkiye Is Bankasi AS Class C	10,021	34,064
Turkiye Vakiflar Bankasi TAO Class D	960	2,258
Yapi ve Kredi Bankasi ASb	11,692	29,971

		221,878

TOTAL COMMON STOCKS (Cost: $5,012,099)		4,461,207

PREFERRED STOCKS — 8.27%

BRAZIL — 8.27%
Banco Bradesco SA SP ADR	13,396	209,781

Security	Shares	Value

Itau Unibanco Holding SA SP ADR	13,236	$192,981

		402,762

TOTAL PREFERRED STOCKS (Cost: $565,550)		402,762

SHORT-TERM INVESTMENTS — 3.18%

MONEY MARKET FUNDS — 3.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	141,997	141,997
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[d,e,f]	10,137	10,137
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	2,434	2,434

		154,568

TOTAL SHORT-TERM INVESTMENTS (Cost: $154,568)		154,568

TOTAL INVESTMENTS IN SECURITIES — 103.05% (Cost: $5,732,217)		5,018,537
Other Assets, Less Liabilities — (3.05)%		(148,304)

NET ASSETS — 100.00%		$4,870,233

NVDR   —   Non-Voting Depositary Receipts

SP ADR   —   Sponsored American Depositary Receipts

SP GDR   —   Sponsored Global Depositary Receipts

a	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

171

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 88.68%

BRAZIL — 7.86%
Companhia Siderurgica Nacional SA SP ADR	15,946	$86,746
Fibria Celulose SA SP ADR[a,b]	10,003	88,127
Vale SA SP ADR	20,400	373,728

		548,601
CHILE — 4.46%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	5,376	311,002

		311,002
CHINA — 12.27%
Aluminum Corp. of China Ltd. Class Ha,b	70,000	30,619
Angang Steel Co. Ltd. Class Ha,b	28,000	16,800
Anhui Conch Cement Co. Ltd. Class H	38,500	133,135
BBMG Corp. Class H	63,000	54,139
China BlueChemical Ltd. Class H	154,000	97,566
China National Building Material Co. Ltd. Class H	56,000	71,390
China Resources Cement Holdings Ltd.	84,000	57,120
China Shanshui Cement Group Ltd.	42,000	31,269
Fosun International Ltd.	38,500	18,927
Huabao International Holdings Ltd.[b]	105,000	52,432
Jiangxi Copper Co. Ltd. Class H	21,000	54,329
Lee & Man Paper Manufacturing Ltd.	63,000	33,085
Nine Dragons Paper (Holdings) Ltd.	35,000	24,658
Shougang Fushan Resources Group Ltd.	42,000	14,686
Sinopec Shanghai Petrochemical Co. Ltd. Class H	196,000	56,144
Yingde Gases Group Co. Ltd.	59,500	56,429
Zhaojin Mining Industry Co. Ltd. Class H	14,000	23,484
Zijin Mining Group Co. Ltd. Class Hb	75,000	30,193

		856,405
INDIA — 3.79%
Sterlite Industries (India) Ltd. SP ADR	17,808	133,382
Tata Steel Ltd. SP GDR[b],c	18,043	131,172

		264,554
INDONESIA — 4.14%
PT Indocement Tunggal Prakarsa Tbk	59,500	132,566
PT Semen Gresik (Persero) Tbk	87,500	135,737
PT Vale Indonesia Tbk	73,500	20,661

		288,964
MEXICO — 12.20%
Cemex SAB de CV CPO[a]	252,762	229,225
Grupo Mexico SAB de CV Series B	68,099	218,312
Industrias Penoles SAB de CV	2,660	132,575
Mexichem SAB de CV	49,047	243,159
Minera Frisco SAB de CV Series A1[a]	7,000	27,869

		851,140

Security	Shares	Value

PERU — 4.54%
Compania de Minas Buenaventura SA SP ADR	3,696	$132,169
Southern Copper Corp.	4,839	184,366

		316,535
POLAND — 3.22%
Jastrzebska Spolka Weglowa SA	684	18,584
KGHM Polska Miedz SA	2,583	130,009
Synthos SA	45,752	75,901

		224,494
RUSSIA — 6.06%
Mechel OAO SP ADR	3,283	20,847
MMC Norilsk Nickel OJSC SP ADR	9,541	146,359
Novolipetsk Steel OJSC SP GDR[c]	2,058	38,875
Severstal OAO SP GDR[c]	4,298	52,135
Uralkali OJSC SP GDR[c]	4,200	164,556

		422,772
SOUTH AFRICA — 13.63%
African Rainbow Minerals Ltd.	2,331	48,634
Anglo American Platinum Ltd.	1,190	55,128
AngloGold Ashanti Ltd.	6,790	225,160
ArcelorMittal South Africa Ltd.[a]	3,850	14,782
Gold Fields Ltd.	11,424	140,581
Harmony Gold Mining Co. Ltd.	6,594	53,833
Impala Platinum Holdings Ltd.	9,268	166,200
Kumba Iron Ore Ltd.[b]	1,358	84,610
Northam Platinum Ltd.	3,892	14,585
PPC Ltd.	28,007	93,333
Sappi Ltd.[a]	19,334	54,518

		951,364
SOUTH KOREA — 7.54%
POSCO SP ADR[b]	6,709	525,851

		525,851
TAIWAN — 2.49%
China Steel Corp. SP GDR[b]	9,956	173,732

		173,732
THAILAND — 5.91%
Indorama Ventures PCL NVDR	40,600	35,434
PTT Global Chemical PCL NVDR	81,962	163,122
Siam Cement PCL NVDR	17,500	213,540

		412,096
TURKEY — 0.57%
Eregli Demir ve Celik Fabrikalari TAS[b]	33,723	40,028

		40,028

TOTAL COMMON STOCKS (Cost: $8,264,151)		6,187,538

172

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

PREFERRED STOCKS — 10.62%

BRAZIL — 10.62%
Braskem SA Class A SP ADR	4,866	$63,647
Gerdau SA SP ADR	13,856	121,794
Vale SA Class A SP ADR	31,232	555,618

		741,059

TOTAL PREFERRED STOCKS (Cost: $1,238,397)		741,059

SHORT-TERM INVESTMENTS — 10.51%

MONEY MARKET FUNDS — 10.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	680,979	680,979
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[d,e,f]	48,615	48,615
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	3,356	3,356

		732,950

TOTAL SHORT-TERM INVESTMENTS (Cost: $732,950)		732,950

TOTAL INVESTMENTS IN SECURITIES — 109.81% (Cost: $10,235,498)		7,661,547
Other Assets, Less Liabilities — (9.81)%		(684,228)

NET ASSETS — 100.00%		$6,977,319

CPO  —   Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

173

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.70%

AUSTRIA — 0.94%
Erste Group Bank AGa	5,292	$132,862
IMMOEAST AG Escrowa[a,b]	740	—
IMMOFINANZ AGa	22,752	87,856
IMMOFINANZ AG Escrowa[a,b]	328	—
Raiffeisen International Bank Holding AGc	1,188	47,491
Vienna Insurance Group AG	936	40,182

		308,391
BELGIUM — 1.16%
Ageas	5,672	144,313
Groupe Bruxelles Lambert SA	1,944	143,484
KBC Groep NV	3,888	91,240

		379,037
DENMARK — 0.88%
Danske Bank A/Sa	15,768	246,520
TrygVesta A/S	612	39,974

		286,494
FINLAND — 1.11%
Pohjola Bank PLC Class A	3,420	46,532
Sampo OYJ Class A	10,080	315,831

		362,363
FRANCE — 11.18%
AXA SA	42,768	679,711
BNP Paribas SA	23,328	1,173,165
CNP Assurances SA	3,672	51,864
Credit Agricole SAa	24,264	182,611
Eurazeo	720	32,948
Fonciere des Regions	612	49,184
Gecina SA	540	59,785
Icade	576	51,821
Klepierre	2,448	90,739
Natixis	22,356	73,234
SCOR SE	3,996	106,615
Societe Generale[a]	16,884	536,565
Unibail-Rodamco SE	2,196	494,704
Wendel	792	69,776

		3,652,722
GERMANY — 11.05%
Allianz SE Registered	11,016	1,365,502
Commerzbank AGa	88,308	169,127
Deutsche Bank AG Registered	22,536	1,021,199
Deutsche Boerse AG	4,644	251,299
Hannover Rueckversicherung AG Registered	1,476	103,797
Muenchener Rueckversicherungs-Gesellschaft AG Registered	4,356	699,918

		3,610,842

Security	Shares	Value

ITALY — 4.95%
Assicurazioni Generali SpA	28,224	$458,621
Banca Monte dei Paschi di Siena SpA[a]	158,184	43,660
Banco Popolare Scrl[a]	42,444	67,649
Exor SpA	1,584	40,805
Intesa Sanpaolo SpA	243,000	390,135
Intesa Sanpaolo SpA RNC	23,328	30,772
Mediobanca SpA	12,564	71,569
UniCredit SpA[a]	98,064	432,805
Unione di Banche Italiane ScpA	20,808	81,752

		1,617,768
NETHERLANDS — 3.60%
AEGON NV	41,544	231,912
Corio NV	1,584	70,556
Delta Lloyd NV	3,443	57,240
ING Groep NV CVA[a]	92,448	816,517

		1,176,225
NORWAY — 1.12%
DNB ASA	23,616	294,510
Gjensidige Forsikring ASA	4,860	70,908

		365,418
PORTUGAL — 0.15%
Banco Espirito Santo SA Registered[a]	48,564	47,197

		47,197
SPAIN — 9.95%
Banco Bilbao Vizcaya Argentaria SA	130,248	1,086,407
Banco de Sabadell SA	67,644	164,612
Banco Popular Espanol SAc	32,076	50,002
Banco Santander SA	238,248	1,787,190
Bankia SAa	24,012	36,093
CaixaBank[c]	20,033	75,800
Mapfre SA	18,324	50,765

		3,250,869
SWEDEN — 6.30%
Industrivarden AB Class C	2,916	41,112
Investment AB Kinnevik Class B	5,004	95,549
Investor AB Class B	10,908	240,504
Nordea Bank AB	63,612	577,602
Ratos AB Class B	4,752	40,785
Skandinaviska Enskilda Banken AB Class A	34,236	283,778
Svenska Handelsbanken AB Class A	11,952	409,244
Swedbank AB Class A	19,872	368,366

		2,056,940
SWITZERLAND — 12.75%
Baloise Holding AG Registered	1,152	96,247
Banque Cantonale Vaudoise Registered	72	38,157
Credit Suisse Group AG Registered	29,592	686,095
GAM Holding AGa	4,608	64,330
Julius Baer Group Ltd.[a]	5,520	191,469

174

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

Pargesa Holding SA Bearer	648	$43,701
Partners Group Holding AG	324	68,579
Swiss Life Holding AG Registered[a]	720	90,619
Swiss Prime Site AG Registered[a]	1,188	99,191
Swiss Re AGa	8,496	587,111
UBS AG Registered[a]	88,092	1,320,623
Zurich Insurance Group AGa	3,564	878,370

		4,164,492

UNITED KINGDOM — 34.56%
3i Group PLC	23,688	82,202
Aberdeen Asset Management PLC	20,880	109,158
Admiral Group PLC	4,932	88,038
Aviva PLC	70,632	377,106
Barclays PLC	281,160	1,030,491
British Land Co. PLC	20,232	172,263
Capital Shopping Centres Group PLC	13,644	73,197
Hammerson PLC	17,316	131,618
HSBC Holdings PLC	439,164	4,307,354
ICAP PLC	13,356	69,952
Investec PLC	12,996	76,295
Land Securities Group PLC	18,900	244,809
Legal & General Group PLC	141,228	304,884
Lloyds Banking Group PLC[a]	1,020,744	667,244
London Stock Exchange Group PLC	4,248	66,761
Man Group PLC	44,244	55,919
Old Mutual PLC	117,036	324,307
Prudential PLC	61,668	842,987
Resolution Ltd.	33,516	117,873
Royal Bank of Scotland Group PLC[a]	50,436	224,264
RSA Insurance Group PLC	86,004	155,599
Schroders PLC	2,772	68,059
SEGRO PLC	17,892	68,488
Standard Chartered PLC	57,816	1,363,170
Standard Life PLC	57,240	269,272

		11,291,310

TOTAL COMMON STOCKS
(Cost: $31,232,451)		32,570,068

SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.27%[d,e,f]	69,977	69,977
BlackRock Cash Funds: Prime, SL Agency Shares 0.25%[d,e,f]	4,996	4,996

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	18,689	$18,689

		93,662

TOTAL SHORT-TERM INVESTMENTS
(Cost: $93,662)	93,662

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $31,326,113)	32,663,730
Other Assets, Less Liabilities — 0.01%	3,753

NET ASSETS — 100.00%	$32,667,483

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

175

Schedule of Investments (Unaudited)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.24%

HONG KONG — 29.60%
AIA Group Ltd.	18,200	$72,095
Bank of East Asia Ltd. (The)	2,200	8,161
BOC Hong Kong (Holdings) Ltd.	6,500	20,003
Cheung Kong (Holdings) Ltd.	2,000	29,548
First Pacific Co. Ltd.	4,000	4,454
Hang Lung Group Ltd.	2,000	11,845
Hang Lung Properties Ltd.	4,000	13,910
Hang Seng Bank Ltd.	1,400	21,497
Henderson Land Development Co. Ltd.	2,000	13,858
Hong Kong Exchanges and Clearing Ltd.	1,800	29,706
Hysan Development Co. Ltd.	1,000	4,419
Kerry Properties Ltd.	1,500	7,442
Link REIT (The)	4,000	19,897
New World Development Co. Ltd.	6,000	9,275
Sino Land Co. Ltd.	4,800	8,597
Sun Hung Kai Properties Ltd.	3,000	41,768
Swire Pacific Ltd. Class A	1,000	11,864
Wharf (Holdings) Ltd. (The)	2,600	17,797
Wheelock and Co. Ltd.	2,000	8,748
Wing Hang Bank Ltd.	500	5,303

		360,187
JAPAN — 55.99%
AEON Credit Service Co. Ltd.	100	2,119
AEON Mall Co. Ltd.	100	2,591
Aozora Bank Ltd.	1,000	2,815
Bank of Kyoto Ltd. (The)	1,000	8,583
Bank of Yokohama Ltd. (The)	2,000	9,183
Chiba Bank Ltd. (The)	1,000	5,830
Credit Saison Co. Ltd.	300	6,580
Dai-ichi Life Insurance Co. Ltd. (The)	15	17,265
Daito Trust Construction Co. Ltd.	100	10,084
Daiwa House Industry Co. Ltd.	1,000	15,126
Daiwa Securities Group Inc.	3,000	11,935
Fukuoka Financial Group Inc.	1,000	3,903
Gunma Bank Ltd. (The)	1,000	4,817
Hachijuni Bank Ltd. (The)	1,000	5,155
Hulic Co. Ltd.[a]	400	3,168
Iyo Bank Ltd. (The)	1,000	7,719
Japan Prime Realty Investment Corp.	2	6,013
Japan Real Estate Investment Corp.	1	9,996
Japan Retail Fund Investment Corp.	4	7,281
Joyo Bank Ltd. (The)	1,000	4,829
Mitsubishi Estate Co. Ltd.	2,000	39,510
Mitsubishi UFJ Financial Group Inc.	22,700	102,523
Mitsubishi UFJ Lease & Finance Co. Ltd.	110	4,734
Mitsui Fudosan Co. Ltd.	1,000	20,180
Mizuho Financial Group Inc.	41,300	64,588
MS&AD Insurance Group Holdings Inc.	880	14,896
Nippon Building Fund Inc.	1	10,722
Nishi-Nippon City Bank Ltd. (The)	1,000	2,277
NKSJ Holdings Inc.	700	12,742
Nomura Holdings Inc.	6,200	22,340
Nomura Real Estate Holdings Inc.	200	3,586
Nomura Real Estate Office Fund Inc.	1	6,280

Security	Shares	Value

NTT Urban Development Corp.	1	$822
ORIX Corp.	190	19,492
Resona Holdings Inc.	3,500	15,107
SBI Holdings Inc.	420	2,932
Seven Bank Ltd.	1,300	3,708
Shinsei Bank Ltd.	3,000	4,391
Shizuoka Bank Ltd. (The)	1,000	10,209
Sony Financial Holdings Inc.	300	5,345
Sumitomo Mitsui Financial Group Inc.	2,400	73,384
Sumitomo Mitsui Trust Holdings Inc.	5,940	17,984
Sumitomo Realty & Development Co. Ltd.	1,000	27,574
T&D Holdings Inc.	1,000	10,910
Tokio Marine Holdings Inc.	1,300	34,366
Tokyu Land Corp.	1,000	5,605

		681,199
SINGAPORE — 13.65%
Ascendas REIT	4,000	7,737
CapitaLand Ltd.	4,000	10,721
CapitaMall Trust Management Ltd.	4,000	6,918
CapitaMalls Asia Ltd.	2,000	3,033
City Developments Ltd.[b]	1,000	9,393
DBS Group Holdings Ltd.	3,000	34,179
Global Logistic Properties Ltd.	4,000	8,426
Keppel Land Ltd.	1,000	2,787
Oversea-Chinese Banking Corp. Ltd.	5,000	37,293
Singapore Exchange Ltd.	2,000	11,032
United Overseas Bank Ltd.	2,000	29,950
UOL Group Ltd.	1,000	4,639

		166,108

TOTAL COMMON STOCKS
(Cost: $1,215,178)		1,207,494

SHORT-TERM INVESTMENTS — 0.85%

MONEY MARKET FUNDS — 0.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	9,212	9,212
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	658	658
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	475	475

		10,345

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,345)		10,345

TOTAL INVESTMENTS IN SECURITIES — 100.09%
(Cost: $1,225,523)		1,217,839
Other Assets, Less Liabilities — (0.09)%		(1,140)

NET ASSETS — 100.00%		$1,216,699

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

176

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.45%

AUSTRALIA — 4.10%
AGL Energy Ltd.	16,725	$252,167
ALS Ltd.	9,375	90,117
Alumina Ltd.	48,683	48,715
Amcor Ltd.	35,931	294,343
AMP Ltd.	74,541	354,785
APA Group	14,325	76,648
Asciano Group	25,827	122,123
ASX Ltd.	5,100	157,067
Australia and New Zealand Banking Group Ltd.	72,375	1,910,003
Bendigo and Adelaide Bank Ltd.	11,776	98,666
BGP Holdings PLC[a,b]	38,252	1
BHP Billiton Ltd.	87,675	3,113,824
Boral Ltd.	26,400	98,278
Brambles Ltd.	42,525	320,139
Caltex Australia Ltd.	3,975	70,237
Centro Retail Australia	27,000	60,195
CFS Retail Property Trust Group	69,975	141,856
Coca-Cola Amatil Ltd.	17,625	245,815
Cochlear Ltd.	1,575	116,267
Commonwealth Bank of Australia	43,050	2,577,999
Computershare Ltd.	12,900	116,243
Crown Ltd.	13,800	139,092
CSL Ltd.	13,950	687,109
Dexus Property Group	108,000	110,311
Echo Entertainment Group Ltd.	25,110	91,393
Fairfax Media Ltd.[c]	59,630	24,424
Fortescue Metals Group Ltd.	36,000	152,307
Goodman Group	39,075	179,498
GPT Group	43,500	160,582
Harvey Norman Holdings Ltd.	24,075	47,558
Iluka Resources Ltd.	11,475	118,038
Incitec Pivot Ltd.	52,950	173,505
Insurance Australia Group Ltd.	55,425	263,801
James Hardie Industries SE	15,375	147,155
Leighton Holdings Ltd.	4,491	83,359
Lend Lease Group	13,500	121,370
Lynas Corp. Ltd.[a,c]	46,425	35,142
Macquarie Group Ltd.	8,550	282,823
Metcash Ltd.	22,050	83,685
Mirvac Group	93,306	145,614
National Australia Bank Ltd.	59,925	1,602,570
Newcrest Mining Ltd.	20,228	554,380
Orica Ltd.	10,878	283,352
Origin Energy Ltd.	30,900	363,994
OZ Minerals Ltd.	6,985	59,321
Qantas Airways Ltd.[a]	33,225	45,822
QBE Insurance Group Ltd.	30,825	421,285
QR National Ltd.	45,000	174,519
Ramsay Health Care Ltd.	3,975	97,936
Rio Tinto Ltd.	11,742	693,294
Santos Ltd.	26,400	315,092
Sims Metal Management Ltd.	3,600	35,165
Sonic Healthcare Ltd.	11,328	152,705
SP AusNet	82,276	90,435
Stockland Corp. Ltd.	61,585	220,957
Suncorp Group Ltd.	38,475	375,028

Security	Shares	Value

Sydney Airport	20,175	$70,920
Tabcorp Holdings Ltd.	28,144	82,882
Tatts Group Ltd.	45,975	133,487
Telstra Corp. Ltd.	114,152	490,051
Toll Holdings Ltd.	16,125	74,240
Transurban Group	31,050	195,760
Wesfarmers Ltd.	27,075	976,182
Westfield Group	57,900	640,020
Westfield Retail Trust	68,700	220,839
Westpac Banking Corp.	82,575	2,184,322
Whitehaven Coal Ltd.	12,225	38,664
Woodside Petroleum Ltd.	17,700	631,378
Woolworths Ltd.	33,075	1,008,678
WorleyParsons Ltd.	5,625	143,896

		25,689,428
AUSTRIA — 0.13%
Andritz AG	1,725	103,872
Erste Group Bank AGa	6,162	154,704
IMMOEAST AG Escrow[a,b]	5,270	–
IMMOFINANZ AGa	22,142	85,501
OMV AG	4,050	147,993
Raiffeisen International Bank Holding AGc	1,425	56,965
Telekom Austria AG	8,250	51,955
Verbund AG	2,175	50,604
Vienna Insurance Group AG	1,500	64,395
voestalpine AG	3,150	99,187

		815,176
BELGIUM — 0.50%
Ageas	6,489	165,100
Anheuser-Busch InBev NV	22,125	1,849,475
Belgacom SA	3,828	111,855
Colruyt SA	2,250	102,744
Delhaize Group SA	2,700	103,193
Groupe Bruxelles Lambert SA	2,400	177,141
KBC Groep NV	4,979	116,842
Mobistar SA	1,217	32,186
Solvay SA	1,488	178,855
UCB SA	2,952	172,134
Umicore SA	2,952	151,459

		3,160,984
CANADA — 5.46%
Agnico-Eagle Mines Ltd.	4,800	270,807
Agrium Inc.	4,425	465,654
Alimentation Couche-Tard Inc. Class B	3,675	180,386
ARC Resources Ltd.	8,025	194,704
Athabasca Oil Corp.[a]	9,150	110,679
Bank of Montreal	17,475	1,031,890
Bank of Nova Scotia	30,150	1,636,456
Barrick Gold Corp.	26,925	1,088,045
Baytex Energy Corp.	3,225	146,650
BCE Inc.	6,450	281,748
Bell Aliant Inc.	2,100	56,980
Bombardier Inc. Class B	41,850	159,110
Bonavista Energy Corp.	3,150	56,445
Brookfield Asset Management Inc. Class A	14,700	505,639
Brookfield Office Properties Inc.	7,125	109,637
CAE Inc.	9,675	106,381

177

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2012

Security	Shares	Value

Cameco Corp.	10,875	$210,754
Canadian Imperial Bank of Commerce	11,025	866,557
Canadian National Railway Co.	12,000	1,035,398
Canadian Natural Resources Ltd.	30,000	903,452
Canadian Oil Sands Ltd.	12,675	268,844
Canadian Pacific Railway Ltd.	4,575	420,561
Canadian Tire Corp. Ltd. Class A	2,175	155,503
Canadian Utilities Ltd. Class A	1,800	120,660
Catamaran Corp.[a]	5,100	239,310
Cenovus Energy Inc.	20,625	726,982
Centerra Gold Inc.	4,500	51,011
CGI Group Inc. Class Aa	6,825	178,426
CI Financial Corp.	4,275	99,828
Crescent Point Energy Corp.	8,625	358,117
Eldorado Gold Corp.	18,300	270,243
Enbridge Inc.	20,625	820,048
Encana Corp.	20,400	459,230
Enerplus Corp.	5,925	95,144
Fairfax Financial Holdings Ltd.	600	222,417
Finning International Inc.	3,975	93,260
First Quantum Minerals Ltd.	12,750	286,381
Fortis Inc.	5,550	187,517
Franco-Nevada Corp.	4,200	241,663
George Weston Ltd.	1,350	87,578
Gildan Activewear Inc.	3,150	107,185
Goldcorp Inc.	22,050	996,056
Great-West Lifeco Inc.	7,500	172,586
H&R Real Estate Investment Trust	2,100	50,698
Husky Energy Inc.	8,775	237,482
IAMGOLD Corp.	10,875	168,647
IGM Financial Inc.	3,150	124,897
Imperial Oil Ltd.	8,325	368,066
Industrial Alliance Insurance and Financial Services Inc.	2,175	59,516
Inmet Mining Corp.	1,725	88,882
Intact Financial Corp.	3,375	206,822
Kinross Gold Corp.	31,575	313,381
Loblaw Companies Ltd.	3,150	109,108
Magna International Inc. Class A	6,075	269,865
Manulife Financial Corp.	49,355	609,345
MEG Energy Corp.[a]	3,450	125,919
Metro Inc. Class A	2,550	150,321
National Bank of Canada	4,725	364,858
New Gold Inc.[a]	11,625	135,964
Nexen Inc.	14,250	340,033
Onex Corp.	3,225	129,710
Open Text Corp.[a]	1,725	92,644
Osisko Mining Corp.[a]	10,125	99,376
Pacific Rubiales Energy Corp.	7,875	185,076
Pan American Silver Corp.	3,675	80,560
Pembina Pipeline Corp.	7,500	209,580
Pengrowth Energy Corp.	12,975	77,759
Penn West Petroleum Ltd.	12,000	155,718
Potash Corp. of Saskatchewan Inc.	23,334	937,329
Power Corp. of Canada	9,075	219,997
Power Financial Corp.	6,075	156,692
Precision Drilling Corp.[a]	6,375	45,604
Progress Energy Resources Corp.	4,800	96,624
Research In Motion Ltd.[a,c]	12,825	101,112
RioCan Real Estate Investment Trust	2,700	73,585
Ritchie Bros. Auctioneers Inc.[c]	2,625	58,173
Rogers Communications Inc. Class B	10,725	470,419
Royal Bank of Canada	39,525	2,251,679
Saputo Inc.	4,050	177,600

Security	Shares	Value

Sears Canada Inc.[a]	478	$5,195
Shaw Communications Inc. Class B	10,350	225,329
Shoppers Drug Mart Corp.	5,850	243,657
Silver Wheaton Corp.	9,750	392,634
Sino-Forest Corp. Class Aa,b,c	8,036	—
SNC-Lavalin Group Inc.	3,975	159,994
Sun Life Financial Inc.	15,675	388,464
Suncor Energy Inc.	42,825	1,436,212
Talisman Energy Inc.	29,325	332,125
Teck Resources Ltd. Class B	15,825	501,903
TELUS Corp. NVS	4,275	274,721
Thomson Reuters Corp.	10,275	289,078
Tim Hortons Inc.	3,975	197,179
Toronto-Dominion Bank (The)	24,750	2,011,448
Tourmaline Oil Corp.[a]	3,388	111,860
TransAlta Corp.	6,675	106,319
TransCanada Corp.	19,200	863,856
Turquoise Hill Resources Ltd.[a]	10,667	83,351
Valeant Pharmaceuticals International Inc.[a]	7,875	439,645
Vermilion Energy Inc.	2,550	121,823
Viterra Inc.	9,675	152,361
Yamana Gold Inc.	20,775	419,241

		34,175,358
DENMARK — 0.53%
A.P. Moeller-Maersk A/S Class B	40	279,054
Carlsberg A/S Class B	2,925	252,278
Coloplast A/S Class B	750	164,420
Danske Bank A/Sa	18,000	281,416
DSV A/S	6,375	143,301
Novo Nordisk A/S Class B	11,175	1,800,509
Novozymes A/S Class B	7,125	196,796
TDC A/S	13,575	93,501
TrygVesta A/S	900	58,785
William Demant Holding A/Sa	753	64,749

		3,334,809
FINLAND — 0.35%
Elisa OYJ	4,125	88,409
Fortum OYJ	12,375	228,827
Kesko OYJ Class B	1,800	56,328
Kone OYJ Class B	4,275	306,060
Metso OYJ	3,975	139,432
Neste Oil OYJ	4,425	55,304
Nokia OYJ[c]	98,775	265,969
Nokian Renkaat OYJ	3,000	124,397
Orion OYJ Class B	2,550	63,046
Sampo OYJ Class A	12,225	383,039
Stora Enso OYJ Class R	14,175	89,415
UPM-Kymmene OYJ	14,625	156,536
Wartsila OYJ Abp	5,175	209,287

		2,166,049
FRANCE — 4.23%
Accor SA	4,275	133,337
Aeroports de Paris	1,050	81,159
Alcatel-Lucent[a,c]	66,600	67,746
ALSTOM	5,100	174,136
ArcelorMittal	25,950	384,345
Arkema SA	1,800	164,064

178

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2012

Security	Shares	Value

Atos SA	1,500	$100,703
AXA SA	47,550	755,712
BNP Paribas SA	26,400	1,327,656
Bouygues SA	5,475	131,638
Bureau Veritas SA	1,350	143,323
Cap Gemini SA	4,050	170,192
Carrefour SA	16,125	389,479
Casino Guichard-Perrachon SA	1,425	124,418
Christian Dior SA	1,350	193,738
CNP Assurances SA	4,800	67,796
Compagnie de Saint-Gobain	10,504	370,085
Compagnie Generale de Geophysique-Veritas[a]	4,350	142,102
Compagnie Generale des Etablissements Michelin Class B	5,037	432,475
Credit Agricole SAa	27,225	204,895
Danone SA	15,525	954,063
Dassault Systemes SA	1,800	189,604
Edenred SA	4,725	136,688
Electricite de France SA	6,600	139,616
Essilor International SA	5,475	493,423
Eurazeo	759	34,733
European Aeronautic Defence and Space Co. NV	11,100	394,248
Eutelsat Communications SA	3,975	127,225
Fonciere des Regions	900	72,329
France Telecom SA	50,700	565,126
GDF Suez	34,276	786,365
Gecina SA	600	66,428
Gemalto NV	2,250	202,981
Groupe Eurotunnel SA Registered	14,907	113,311
Icade	975	87,718
Iliad SA	675	103,954
Klepierre	3,301	122,356
L’Air Liquide SA	8,700	1,025,885
L’Oreal SA	6,600	840,433
Lafarge SA	5,486	321,174
Lagardere SCA	3,900	106,556
Legrand SA	5,925	228,179
LVMH Moet Hennessy Louis Vuitton SA	6,900	1,121,204
Natixis	27,323	89,504
Pernod Ricard SA	5,778	621,657
PPR SA	2,100	369,128
PSA Peugeot Citroen SAa,c	6,790	43,429
Publicis Groupe SA	4,350	234,291
Renault SA	5,400	241,477
Safran SA	6,075	241,631
Sanofi	32,700	2,873,714
Schneider Electric SA	14,175	885,979
SCOR SE	5,270	140,606
SES SA Class A FDR	7,725	213,715
Societe BIC SA	750	91,432
Societe Generale[a]	19,200	610,166
Sodexo	2,775	213,485
STMicroelectronics NV	19,950	117,287
Suez Environnement SA	8,700	92,363
Technip SA	2,775	312,479
Thales SA	2,775	97,573
Total SA	57,375	2,886,132
Unibail-Rodamco SE	2,775	625,138
Vallourec SA	2,850	117,198
Veolia Environnement	9,975	98,713
Vinci SA	12,375	547,533
Vivendi SA	34,720	710,170
Wendel	900	79,291
Zodiac Aerospace	975	99,784

		26,446,473

Security	Shares	Value

GERMANY — 3.63%
Adidas AG	5,625	$479,098
Allianz SE Registered	12,525	1,552,552
BASF SE	25,125	2,081,367
Bayer AG Registered	22,575	1,965,488
Bayerische Motoren Werke AG	9,300	740,530
Beiersdorf AG	2,925	212,669
Brenntag AG	1,350	170,105
Celesio AG	2,550	49,350
Commerzbank AGa	94,698	181,365
Continental AG	2,100	210,429
Daimler AG Registered	24,825	1,158,861
Deutsche Bank AG Registered	25,425	1,152,112
Deutsche Boerse AG	5,552	300,433
Deutsche Lufthansa AG Registered	7,275	111,144
Deutsche Post AG Registered	23,025	456,338
Deutsche Telekom AG Registered	78,000	890,347
E.ON AG	49,500	1,124,411
Fraport AG	1,125	65,950
Fresenius Medical Care AG & Co. KGaA	5,700	400,251
Fresenius SE & Co. KGaA	3,300	376,300
GEA Group AG	5,325	166,224
Hannover Rueckversicherung AG Registered	1,650	116,033
HeidelbergCement AG	3,675	194,721
Henkel AG & Co. KGaA	3,750	242,574
Hochtief AGa	1,125	55,774
Infineon Technologies AG	28,200	191,843
K+S AG Registered	4,524	213,970
Kabel Deutschland Holding AG	2,475	178,283
Lanxess AG	2,400	198,195
Linde AG	4,950	832,244
MAN SE	1,200	120,991
Merck KGaA	1,875	239,561
METRO AG	3,600	103,677
Muenchener Rueckversicherungs-Gesellschaft AG Registered	5,025	807,413
QIAGEN NVa	6,525	113,340
RWE AG	13,200	603,021
Salzgitter AG	1,275	55,157
SAP AG	25,050	1,824,240
Siemens AG Registered	22,500	2,260,718
Suedzucker AG	2,175	84,255
ThyssenKrupp AG	10,125	230,321
Volkswagen AG	825	160,783
Wacker Chemie AGc	375	21,177

		22,693,615
GREECE — 0.03%
Coca-Cola Hellenic Bottling Co. SAa	6,225	133,095
OPAP SA	5,620	35,902

		168,997
HONG KONG — 1.45%
AIA Group Ltd.	285,000	1,128,960
ASM Pacific Technology Ltd.	7,500	83,612
Bank of East Asia Ltd. (The)	45,080	167,231
BOC Hong Kong (Holdings) Ltd.	112,500	346,207
Cheung Kong (Holdings) Ltd.	37,000	546,642

179

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2012

Security	Shares	Value

CLP Holdings Ltd.	37,500	$319,837
Foxconn International Holdings Ltd.[a]	75,000	26,129
Hang Lung Properties Ltd.	75,000	260,805
Hang Seng Bank Ltd.	22,500	345,482
Hong Kong and China Gas Co. Ltd. (The)	165,200	439,109
Hong Kong Exchanges and Clearing Ltd.[c]	30,000	495,094
Hopewell Holdings Ltd.	37,500	135,241
Hutchison Whampoa Ltd.	75,000	737,899
Kerry Properties Ltd.	37,500	186,047
Li & Fung Ltd.[c]	150,000	251,611
Link REIT (The)	75,000	373,062
MTR Corp. Ltd.	37,500	146,612
New World Development Co. Ltd.	150,000	231,869
Power Assets Holdings Ltd.	37,500	318,869
Sands China Ltd.	60,000	225,676
Sino Land Co. Ltd.	150,000	268,643
SJM Holdings Ltd.	75,000	163,354
Sun Hung Kai Properties Ltd.	43,000	598,667
Swire Pacific Ltd. Class A	37,500	444,917
Wharf (Holdings) Ltd. (The)	75,800	518,860
Wheelock and Co. Ltd.	25,000	109,354
Wynn Macau Ltd.[c]	30,000	84,967
Yue Yuen Industrial (Holdings) Ltd.	37,500	129,435

		9,084,191
IRELAND — 0.12%
CRH PLC	19,804	368,507
Elan Corp. PLC[a]	13,425	148,215
Irish Bank Resolution Corp. Ltd.[a,b]	6,552	—
Kerry Group PLC Class A	4,275	223,631

		740,353
ISRAEL — 0.28%
Bank Hapoalim Ltd.[a]	29,175	114,560
Bank Leumi le-Israel BMa	46,425	149,325
Bezeq The Israel Telecommunication Corp. Ltd.	41,700	50,818
Delek Group Ltd. (The)	150	28,504
Israel Chemicals Ltd.	12,300	153,819
Israel Corp. Ltd. (The)	75	50,949
Mellanox Technologies Ltd.[a]	975	73,936
NICE Systems Ltd.[a]	1,650	54,558
Teva Pharmaceutical Industries Ltd.	25,875	1,050,646

		1,727,115
ITALY — 1.01%
Assicurazioni Generali SpA	30,763	499,878
Atlantia SpA	9,225	152,171
Autogrill SpA	4,275	43,679
Banca Monte dei Paschi di Siena SpA[a,c]	224,250	61,894
Banco Popolare Scrl[a]	50,625	80,688
Enel Green Power SpA	49,200	83,644
Enel SpA	174,763	656,728
Eni SpA	69,375	1,592,061
Fiat Industrial SpA	23,925	259,022
Fiat SpA[a]	23,479	114,395
Finmeccanica SpA[a]	10,950	54,230
Intesa Sanpaolo SpA	275,400	442,154
Intesa Sanpaolo SpA RNC	26,100	34,429
Luxottica Group SpA	3,225	122,652
Mediobanca SpA	16,885	96,183

Security	Shares	Value

Pirelli & C. SpA	7,200	$83,361
Prysmian SpA	4,875	93,745
Saipem SpA	7,575	340,212
Snam SpA	44,175	195,424
Telecom Italia SpA	250,950	231,041
Telecom Italia SpA RNC	175,350	139,967
Tenaris SA	13,125	245,417
Terna SpA	40,500	152,192
UniCredit SpA[a]	112,326	495,750
Unione di Banche Italiane ScpA	20,898	82,105

		6,353,022
NETHERLANDS — 1.14%
AEGON NV	46,650	260,415
Akzo Nobel NV	6,750	367,097
ASML Holding NV	11,400	627,077
Corio NV	1,749	77,906
D.E Master Blenders 1753 NVa	17,625	215,344
Fugro NV CVA	2,025	136,868
Heineken Holding NV	3,000	152,192
Heineken NV	6,450	397,544
ING Groep NV CVA[a]	104,475	922,741
Koninklijke Ahold NV	30,000	381,859
Koninklijke DSM NV	4,275	219,449
Koninklijke KPN NV	27,225	171,840
Koninklijke Philips Electronics NV	28,031	700,662
Randstad Holding NV	2,850	93,009
Reed Elsevier NV	19,275	258,882
Royal Boskalis Westminster NV CVA	1,800	68,550
Royal Vopak NV	1,950	135,715
SBM Offshore NVa	4,433	57,902
TNT Express NV	9,000	94,767
Unilever NV CVA	44,325	1,627,171
Wolters Kluwer NV	9,075	175,568

		7,142,558
NEW ZEALAND — 0.06%
Auckland International Airport Ltd.	47,700	105,290
Contact Energy Ltd.[a]	11,829	53,874
Fletcher Building Ltd.	15,975	92,457
SKYCITY Entertainment Group Ltd.	7,500	23,923
Telecom Corp. of New Zealand Ltd.	47,100	93,124

		368,668
NORWAY — 0.43%
Aker Solutions ASA	4,650	91,219
DNB ASA	26,250	327,358
Norsk Hydro ASA	31,753	142,766
Orkla ASA	18,675	147,520
Seadrill Ltd.	9,600	388,079
Statoil ASA	31,650	781,084
Subsea 7 SA	8,175	179,126
Telenor ASA	20,325	399,070
Yara International ASA	5,104	240,121

		2,696,343
PORTUGAL — 0.08%
Banco Espirito Santo SA Registered[a]	47,649	46,308
Energias de Portugal SA	60,600	164,589

180

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2012

Security	Shares	Value

Galp Energia SGPS SA Class B	5,925	$94,819
Jeronimo Martins SGPS SA	5,625	98,400
Portugal Telecom SGPS SA Registered	20,555	103,371

		507,487
SINGAPORE — 0.80%
Ascendas REIT	75,000	145,076
CapitaLand Ltd.	75,000	201,016
CapitaMall Trust Management Ltd.	150,200	259,762
ComfortDelGro Corp. Ltd.	75,000	103,889
DBS Group Holdings Ltd.	49,000	558,256
Genting Singapore PLC	225,800	246,149
Global Logistic Properties Ltd.	75,000	157,985
Golden Agri-Resources Ltd.	300,000	153,682
Hutchison Port Holdings Trust	225,000	175,500
Keppel Corp. Ltd.[c]	75,200	657,049
Neptune Orient Lines Ltd.[a,c]	75,499	71,783
Noble Group Ltd.	94,163	101,105
Oversea-Chinese Banking Corp. Ltd.	75,000	559,403
Singapore Press Holdings Ltd.[c]	40,000	132,454
Singapore Technologies Engineering Ltd.	75,000	216,385
Singapore Telecommunications Ltd.	225,000	593,828
United Overseas Bank Ltd.	32,000	479,193
Wilmar International Ltd.[c]	75,000	189,951

		5,002,466
SPAIN — 1.33%
Abertis Infraestructuras SA	10,038	151,144
Acciona SA	825	50,608
Acerinox SAc	3,825	39,850
Actividades de Construcciones y Servicios SA	4,350	92,837
Amadeus IT Holding SA Class A	7,425	183,767
Banco Bilbao Vizcaya Argentaria SA	148,779	1,240,975
Banco de Sabadell SA	70,575	171,745
Banco Popular Espanol SAc	35,175	54,833
Banco Santander SA	267,525	2,006,808
Bankia SAa	23,550	35,399
CaixaBank[c]	19,009	71,925
Distribuidora Internacional de Alimentacion SA	16,125	97,579
Enagas SA	5,325	105,848
Ferrovial SA	9,156	129,321
Gas Natural SDG SA	9,600	148,903
Grifols SAa	4,125	143,037
Iberdrola SA	112,514	581,725
Industria de Diseno Textil SA	5,775	736,651
International Consolidated Airlines Group SAa	32,124	84,377
Mapfre SA	24,150	66,906
Red Electrica Corporacion SA	3,300	154,689
Repsol SA	22,895	457,470
Telefonica SA	110,550	1,455,427
Zardoya Otis SA	4,300	53,156

		8,314,980
SWEDEN — 1.41%
Alfa Laval AB	9,900	171,878
Assa Abloy AB Class B	8,625	287,396
Atlas Copco AB Class A	18,075	444,289
Atlas Copco AB Class B	10,425	228,284
Boliden AB	8,775	153,272
Electrolux AB Class B	6,675	170,713

Security	Shares	Value

Elekta AB Class B	9,900	$140,994
Getinge AB Class B	6,226	191,413
Hennes & Mauritz AB Class B	25,950	877,984
Hexagon AB Class B	6,450	148,336
Husqvarna AB Class B	9,079	52,651
Investment AB Kinnevik Class B	5,925	113,135
Investor AB Class B	11,325	249,698
Lundin Petroleum ABa	6,150	147,183
Millicom International Cellular SA SDR	1,950	168,392
Modern Times Group MTG AB Class B	1,024	31,173
Nordea Bank AB	71,925	653,085
Ratos AB Class B	5,550	47,634
Sandvik AB	26,625	369,156
Scania AB Class B	10,200	194,150
Securitas AB Class B	10,575	76,881
Skandinaviska Enskilda Banken AB Class A	38,925	322,644
Skanska AB Class B	11,700	182,851
SKF AB Class B	9,750	219,674
SSAB AB Class A	5,700	40,770
Svenska Cellulosa AB Class B	14,925	290,610
Svenska Handelsbanken AB Class A	13,500	462,248
Swedbank AB Class A	22,725	421,252
Swedish Match AB	6,525	222,240
Tele2 AB Class B	7,950	132,632
Telefonaktiebolaget LM Ericsson Class B	81,975	720,249
TeliaSonera AB	63,075	415,120
Volvo AB Class B	37,125	499,353

		8,847,340
SWITZERLAND — 3.96%
ABB Ltd. Registered[a]	60,825	1,096,052
Actelion Ltd. Registered[a]	3,100	149,540
Adecco SA Registered[a]	3,692	178,574
Aryzta AGa	2,025	101,120
Baloise Holding AG Registered	1,461	122,064
Barry Callebaut AG Registered[a]	75	71,601
Compagnie Financiere Richemont SA Class A Bearer	14,250	924,291
Credit Suisse Group AG Registered	32,610	756,067
GAM Holding AGa	4,575	63,869
Geberit AG Registered[a]	1,143	235,670
Givaudan SA Registered[a]	229	229,197
Holcim Ltd. Registered[a]	6,833	466,320
Julius Baer Group Ltd.[a]	6,375	221,126
Kuehne & Nagel International AG Registered	1,725	201,361
Lonza Group AG Registered[a]	1,542	78,176
Nestle SA Registered	90,000	5,711,985
Novartis AG Registered	62,775	3,778,499
Pargesa Holding SA Bearer	1,151	77,623
Partners Group Holding AG	375	79,373
Roche Holding AG Genusschein	19,200	3,692,783
Schindler Holding AG Participation Certificates	1,275	168,001
Schindler Holding AG Registered	675	87,347
SGS SA Registered	150	317,655
Sika AG Bearer	75	156,492
Sonova Holding AG Registered[a]	1,350	135,768
Straumann Holding AG Registered	150	18,508
Sulzer AG Registered	675	97,713
Swatch Group AG (The) Bearer	825	341,446
Swatch Group AG (The) Registered	1,202	87,323
Swiss Life Holding AG Registered	975	122,713
Swiss Prime Site AG Registered	1,500	125,242
Swiss Re AGa	10,050	694,499

181

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2012

Security	Shares	Value

Swisscom AG Registered	600	$249,291
Syngenta AG Registered	2,550	996,231
Transocean Ltd.	9,750	443,839
UBS AG Registered[a]	100,500	1,506,637
Zurich Insurance Group AGa	4,125	1,016,632

		24,800,628
UNITED KINGDOM — 10.44%
3i Group PLC	36,453	126,499
Aberdeen Asset Management PLC	21,600	112,922
Admiral Group PLC	5,250	93,715
Aggreko PLC	7,050	244,195
AMEC PLC	9,825	167,783
Anglo American PLC	36,750	1,126,692
Antofagasta PLC	9,375	189,852
ARM Holdings PLC	36,300	388,900
Associated British Foods PLC	8,625	192,450
AstraZeneca PLC	34,725	1,609,781
Aviva PLC	73,575	392,819
Babcock International Group PLC	8,175	128,806
BAE Systems PLC	90,106	453,206
Balfour Beatty PLC	21,304	108,182
Barclays PLC	318,826	1,168,542
BG Group PLC	92,775	1,715,113
BHP Billiton PLC	57,450	1,837,677
BP PLC	513,975	3,670,700
British American Tobacco PLC	53,850	2,662,947
British Land Co. PLC	22,875	194,767
British Sky Broadcasting Group PLC	32,625	372,654
BT Group PLC	214,800	735,364
Bunzl PLC	7,425	122,611
Burberry Group PLC	12,675	238,098
Capita PLC	15,600	181,707
Capital Shopping Centres Group PLC	9,752	52,318
Carnival PLC	5,250	208,406
Centrica PLC	141,452	738,580
Cobham PLC	36,825	127,553
Compass Group PLC	52,575	575,967
Croda International PLC	3,450	122,334
Diageo PLC	68,775	1,962,268
Eurasian Natural Resources Corp.	9,226	48,708
Experian PLC	27,750	478,361
Fresnillo PLC	4,954	153,158
G4S PLC	33,675	141,327
GKN PLC	42,300	141,474
GlaxoSmithKline PLC	137,250	3,065,783
Glencore International PLC	103,050	569,527
Hammerson PLC	22,130	168,209
HSBC Holdings PLC	491,550	4,821,160
ICAP PLC	15,525	81,313
IMI PLC	7,125	109,565
Imperial Tobacco Group PLC	27,675	1,043,308
Inmarsat PLC	11,100	101,305
InterContinental Hotels Group PLC	8,542	210,552
Intertek Group PLC	4,425	200,964
Invensys PLC	23,175	85,052
Investec PLC	14,250	83,657
ITV PLC	98,850	137,833
J Sainsbury PLC	38,325	218,943
Johnson Matthey PLC	5,512	199,714
Kazakhmys PLC	6,900	78,814
Kingfisher PLC	69,075	322,165

Security	Shares	Value

Land Securities Group PLC	24,225	$313,783
Legal & General Group PLC	170,700	368,508
Lloyds Banking Group PLC[a]	1,136,250	742,748
London Stock Exchange Group PLC	4,725	74,257
Lonmin PLC	5,335	44,092
Man Group PLC	57,975	73,273
Marks & Spencer Group PLC	47,100	298,817
Meggitt PLC	21,375	132,924
Melrose PLC	32,700	126,962
National Grid PLC	98,775	1,124,264
Next PLC	4,875	280,069
Old Mutual PLC	129,609	359,147
Pearson PLC	23,775	476,869
Petrofac Ltd.	7,425	191,871
Prudential PLC	69,525	950,390
Randgold Resources Ltd.	2,550	304,005
Reckitt Benckiser Group PLC	17,850	1,078,397
Reed Elsevier PLC	31,425	306,801
Resolution Ltd.	30,675	107,882
Rexam PLC	26,925	193,767
Rio Tinto PLC	36,675	1,834,302
Rolls-Royce Holdings PLC[a]	51,013	702,267
Royal Bank of Scotland Group PLC[a]	56,100	249,449
Royal Dutch Shell PLC Class A	98,625	3,376,409
Royal Dutch Shell PLC Class B	73,125	2,580,586
RSA Insurance Group PLC	79,275	143,425
SABMiller PLC	25,350	1,084,101
Sage Group PLC (The)	34,200	171,189
Schroders PLC	3,825	93,913
SEGRO PLC	12,525	47,944
Serco Group PLC	15,750	143,744
Severn Trent PLC	6,150	159,122
Shire PLC	14,400	404,361
Smith & Nephew PLC	25,950	273,834
Smiths Group PLC	8,775	149,286
SSE PLC	24,150	563,372
Standard Chartered PLC	65,325	1,540,215
Standard Life PLC	62,325	293,193
Tate & Lyle PLC	12,825	150,004
Tesco PLC	224,175	1,155,161
TUI Travel PLC	19,575	79,156
Tullow Oil PLC	24,825	561,520
Unilever PLC	35,925	1,337,537
United Utilities Group PLC	17,703	193,083
Vedanta Resources PLC	3,225	58,919
Vodafone Group PLC	1,354,425	3,671,294
Weir Group PLC (The)	5,175	145,234
Whitbread PLC	5,550	210,121
Wm Morrison Supermarkets PLC	59,775	257,989
Wolseley PLC	8,325	363,331
WPP PLC	31,950	411,527
Xstrata PLC	55,725	878,995

		65,317,709
UNITED STATES — 57.98%
3M Co.	17,700	1,550,520
Abbott Laboratories	43,050	2,820,636
Abercrombie & Fitch Co. Class A	2,550	77,979
Accenture PLC Class A	17,325	1,167,878
ACE Ltd.	9,075	713,749
Activision Blizzard Inc.	12,750	138,848
Adobe Systems Inc.[a]	13,800	469,200

182

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2012

Security	Shares	Value

ADT Corp. (The)[a]	6,339	$263,132
Advance Auto Parts Inc.	2,100	148,974
Advanced Micro Devices Inc.[a,c]	15,675	32,134
AES Corp. (The)	19,200	200,640
Aetna Inc.	9,375	409,687
Affiliated Managers Group Inc.[a]	1,200	151,800
Aflac Inc.	12,525	623,494
AGCO Corp.[a]	2,700	122,877
Agilent Technologies Inc.	9,900	356,301
Air Products and Chemicals Inc.	5,775	447,736
Airgas Inc.	1,875	166,819
Akamai Technologies Inc.[a]	5,100	193,749
Albemarle Corp.	2,250	123,998
Alcoa Inc.	30,075	257,743
Alexion Pharmaceuticals Inc.[a]	5,175	467,716
Alleghany Corp.[a,c]	300	104,280
Allegheny Technologies Inc.	2,925	77,074
Allergan Inc.	8,475	762,072
Alliance Data Systems Corp.[a,c]	1,425	203,846
Alliant Energy Corp.	3,525	157,568
Allstate Corp. (The)	13,650	545,727
Altera Corp.	8,475	258,318
Altria Group Inc.	55,725	1,772,055
Amazon.com Inc.[a]	9,825	2,287,456
Ameren Corp.	6,600	217,008
American Capital Agency Corp.	9,150	302,133
American Electric Power Co. Inc.	13,200	586,608
American Express Co.	28,650	1,603,540
American International Group Inc.[a]	30,075	1,050,520
American Tower Corp.	11,325	852,659
American Water Works Co. Inc.	4,350	159,819
Ameriprise Financial Inc.	6,375	372,109
AmerisourceBergen Corp.	6,825	269,178
AMETEK Inc.	6,412	227,947
Amgen Inc.	21,300	1,843,408
Amphenol Corp. Class A	4,500	270,585
Anadarko Petroleum Corp.	13,725	944,417
Analog Devices Inc.	7,950	310,924
Annaly Capital Management Inc.	25,350	409,149
ANSYS Inc.[a,c]	2,475	175,428
Aon PLC	8,400	453,180
Apache Corp.	10,650	881,287
Apollo Group Inc. Class Aa,c	2,775	55,722
Apple Inc.	25,500	15,175,050
Applied Materials Inc.	35,925	380,805
Arch Capital Group Ltd.[a,c]	3,525	155,629
Archer-Daniels-Midland Co.	17,625	473,055
Arrow Electronics Inc.[a]	3,375	118,901
Assurant Inc.	2,259	85,413
AT&T Inc.	159,525	5,517,970
Autodesk Inc.[a]	6,525	207,756
Autoliv Inc.	2,400	138,240
Automatic Data Processing Inc.	13,200	762,828
AutoZone Inc.[a]	900	337,500
Avago Technologies Ltd.	6,075	200,657
AvalonBay Communities Inc.	2,477	335,782
Avery Dennison Corp.	2,850	92,283
Avnet Inc.[a]	4,275	122,479
Avon Products Inc.	12,300	190,527
Axis Capital Holdings Ltd.[c]	2,475	89,645
Baker Hughes Inc.	11,700	491,049
Ball Corp.	3,825	163,825
Bank of America Corp.	292,950	2,730,294

Security	Shares	Value

Bank of New York Mellon Corp. (The)	33,225	$820,990
Baxter International Inc.	15,225	953,542
BB&T Corp.	19,200	555,840
Beam Inc.	4,050	225,018
Becton, Dickinson and Co.	5,325	402,996
Bed Bath & Beyond Inc.[a]	6,525	376,362
Berkshire Hathaway Inc. Class Ba	24,900	2,150,115
Best Buy Co. Inc.	7,725	117,497
Biogen Idec Inc.[a]	6,225	860,419
BlackRock Inc.[d]	3,600	682,848
BMC Software Inc.[a]	4,575	186,203
Boeing Co. (The)	19,350	1,363,014
BorgWarner Inc.[a]	2,850	187,587
Boston Properties Inc.	4,275	454,432
Boston Scientific Corp.[a]	40,212	206,690
Bristol-Myers Squibb Co.	45,525	1,513,706
Broadcom Corp. Class Aa	13,050	411,532
Brown-Forman Corp. Class B NVS	3,712	237,791
Bunge Ltd.[c]	3,750	266,363
C.H. Robinson Worldwide Inc.	4,275	257,911
C.R. Bard Inc.	2,325	223,642
CA Inc.	9,675	217,881
Cablevision NY Group Class A	5,956	103,754
Cabot Oil & Gas Corp.	5,475	257,216
Calpine Corp.[a]	9,075	159,720
Cameron International Corp.[a]	6,675	338,022
Campbell Soup Co.	5,700	201,039
Capital One Financial Corp.	15,675	943,165
Cardinal Health Inc.	9,600	394,848
CareFusion Corp.[a]	5,182	137,634
CarMax Inc.[a]	6,450	217,688
Carnival Corp.	11,925	451,719
Caterpillar Inc.	17,550	1,488,415
CBRE Group Inc. Class Aa	8,475	152,720
CBS Corp. Class B NVS	16,575	537,030
Celanese Corp. Series A	3,975	151,010
Celgene Corp.[a]	11,925	874,341
CenterPoint Energy Inc.	9,975	216,158
CenturyLink Inc.	16,725	641,905
Cerner Corp.[a]	3,900	297,141
CF Industries Holdings Inc.	1,725	353,953
Charles Schwab Corp. (The)	30,150	409,437
Charter Communications Inc. Class Aa	1,125	87,086
Chesapeake Energy Corp.	17,625	357,082
Chevron Corp.	53,850	5,934,808
Chipotle Mexican Grill Inc.[a,c]	900	229,077
Chubb Corp. (The)	7,425	571,576
Church & Dwight Co. Inc.	3,600	182,736
Cigna Corp.	7,950	405,450
Cimarex Energy Co.	2,550	145,809
Cincinnati Financial Corp.	3,750	149,400
Cintas Corp.	3,525	147,380
Cisco Systems Inc.	145,800	2,499,012
CIT Group Inc.[a]	5,250	195,405
Citigroup Inc.	79,800	2,983,722
Citrix Systems Inc.[a]	5,175	319,867
Cliffs Natural Resources Inc.	3,825	138,733
Clorox Co. (The)	3,600	260,280
CME Group Inc.	8,630	482,676
CMS Energy Corp.	6,225	151,392
Coach Inc.	7,725	432,986
Cobalt International Energy Inc.[a]	5,407	112,520
Coca-Cola Co. (The)	110,700	4,115,826

183

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2012

Security	Shares	Value

Coca-Cola Enterprises Inc.	7,950	$249,948
Cognizant Technology Solutions Corp. Class Aa	8,250	549,862
Colgate-Palmolive Co.	12,975	1,361,856
Comcast Corp. Class A	55,725	2,090,245
Comcast Corp. Class A Special NVS	17,625	642,255
Comerica Inc.	5,625	167,681
Computer Sciences Corp.	4,650	141,593
ConAgra Foods Inc.	11,250	313,200
Concho Resources Inc.[a,c]	2,775	238,983
ConocoPhillips	32,775	1,896,034
CONSOL Energy Inc.	6,375	224,145
Consolidated Edison Inc.	8,100	489,078
Constellation Brands Inc. Class Aa	4,650	164,331
Continental Resources Inc.[a]	1,425	102,401
Cooper Industries PLC	4,166	312,200
Core Laboratories NV	1,275	132,167
Corning Inc.	41,475	487,331
Costco Wholesale Corp.	11,850	1,166,395
Coventry Health Care Inc.	3,825	166,923
Covidien PLC	13,125	721,219
Cree Inc.[a,c]	3,225	97,814
Crown Castle International Corp.[a]	7,875	525,656
Crown Holdings Inc.[a,c]	3,825	146,306
CSX Corp.	29,025	594,142
Cummins Inc.	5,025	470,239
CVS Caremark Corp.	34,950	1,621,680
D.R. Horton Inc.	7,800	163,488
Danaher Corp.	15,675	810,868
Darden Restaurants Inc.	3,600	189,432
DaVita Inc.[a]	2,775	312,243
Deere & Co.	10,575	903,528
Dell Inc.	40,725	375,892
Delphi Automotive PLC[a,c]	8,250	259,380
Delta Air Lines Inc.[a]	7,425	71,503
Denbury Resources Inc.[a]	10,725	164,414
DENTSPLY International Inc.	3,975	146,439
Devon Energy Corp.	10,350	602,473
Diamond Offshore Drilling Inc.	1,725	119,439
Dick’s Sporting Goods Inc.	2,550	127,500
Digital Realty Trust Inc.[c]	3,300	202,719
DIRECTV[a]	18,450	942,979
Discover Financial Services	14,700	602,700
Discovery Communications Inc. Series Aa	3,900	230,178
Discovery Communications Inc. Series C NVS[a,c]	2,925	160,232
DISH Network Corp. Class A	6,001	213,816
Dolby Laboratories Inc. Class Aa,c	1,074	33,928
Dollar General Corp.[a]	7,050	342,771
Dollar Tree Inc.[a]	6,450	257,162
Dominion Resources Inc.	15,675	827,326
Dover Corp.	5,325	310,021
Dow Chemical Co. (The)	32,325	947,122
Dr Pepper Snapple Group Inc.	6,075	260,314
DTE Energy Co.	4,950	307,395
Duke Energy Corp.	19,389	1,273,663
Duke Realty Corp.	8,775	127,062
Dun & Bradstreet Corp. (The)	1,350	109,404
E.I. du Pont de Nemours and Co.	25,275	1,125,243
Eastman Chemical Co.	3,975	235,479
Eaton Corp.	8,700	410,814
Eaton Vance Corp. NVS	2,325	65,426
eBay Inc.[a]	31,500	1,521,135
Ecolab Inc.	8,250	574,200
Edison International	8,700	408,378

Security	Shares	Value

Edwards Lifesciences Corp.[a]	3,300	$286,539
Electronic Arts Inc.[a]	8,850	109,298
Eli Lilly and Co.	28,050	1,364,071
EMC Corp.[a]	57,000	1,391,940
Emerson Electric Co.	20,100	973,443
Energen Corp.	1,725	80,471
Energizer Holdings Inc.	1,800	131,346
Ensco PLC Class A	6,300	364,266
Entergy Corp.	4,275	310,279
EOG Resources Inc.	7,425	864,938
EQT Corp.	4,050	245,552
Equifax Inc.	3,525	176,391
Equinix Inc.[a,c]	1,350	243,554
Equity Residential	8,100	465,021
Estee Lauder Companies Inc. (The) Class A	6,375	392,827
Everest Re Group Ltd.	1,650	183,233
Exelon Corp.	22,898	819,290
Expedia Inc.	2,625	155,269
Expeditors International of Washington Inc.	5,850	214,169
Express Scripts Holding Co.[a,c]	21,825	1,343,110
Exxon Mobil Corp.	127,725	11,644,688
F5 Networks Inc.[a]	2,250	185,580
Facebook Inc. Class Aa	12,225	258,131
Family Dollar Stores Inc.	2,925	192,933
Fastenal Co.	7,950	355,365
Federal Realty Investment Trust[c]	1,661	179,106
FedEx Corp.	8,025	738,220
Fidelity National Financial Inc. Class A	6,020	128,888
Fidelity National Information Services Inc.	6,600	216,942
Fifth Third Bancorp	24,900	361,797
First Republic Bank	2,175	74,711
FirstEnergy Corp.	11,400	521,208
Fiserv Inc.[a,c]	3,900	292,266
Flextronics International Ltd.[a]	18,375	106,024
FLIR Systems Inc.	3,300	64,119
Flowserve Corp.	1,425	193,073
Fluor Corp.	4,800	268,080
FMC Corp.	3,604	192,886
FMC Technologies Inc.[a]	6,450	263,805
Ford Motor Co.	95,925	1,070,523
Forest Laboratories Inc.[a]	7,275	245,240
Fossil Inc.[a]	1,500	130,650
Franklin Resources Inc.	4,125	527,175
Freeport-McMoRan Copper & Gold Inc.	26,025	1,011,852
Frontier Communications Corp.[c]	27,600	130,272
GameStop Corp. Class A	4,052	92,507
Gap Inc. (The)	8,850	316,122
Garmin Ltd.[c]	3,450	131,066
General Dynamics Corp.	8,505	579,020
General Electric Co.	288,225	6,070,018
General Growth Properties Inc.	11,700	230,022
General Mills Inc.	17,625	706,410
General Motors Co.[a]	20,700	527,850
Genuine Parts Co.	4,275	267,530
Genworth Financial Inc. Class Aa	12,300	73,308
Gilead Sciences Inc.[a]	20,625	1,385,175
Goldman Sachs Group Inc. (The)	12,675	1,551,293
Goodyear Tire & Rubber Co. (The)[a]	7,500	85,575
Google Inc. Class Aa	7,050	4,792,378
Green Mountain Coffee Roasters Inc.[a,c]	3,525	85,164
H&R Block Inc.	8,700	153,990
H.J. Heinz Co.	8,550	491,710
Halliburton Co.	25,125	811,286

184

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2012

Security	Shares	Value

Harley-Davidson Inc.	6,300	$294,588
Harris Corp.	3,300	151,074
Hartford Financial Services Group Inc. (The)	10,875	236,096
Hasbro Inc.	3,150	113,369
HCA Holdings Inc.	4,425	125,714
HCP Inc.	11,325	501,697
Health Care REIT Inc.	6,150	365,494
Helmerich & Payne Inc.	3,150	150,570
Henry Schein Inc.[a]	2,250	166,005
Herbalife Ltd.c	3,225	165,604
Hershey Co. (The)	3,975	273,679
Hertz Global Holdings Inc.[a,c]	7,425	98,530
Hess Corp.	8,475	442,903
Hewlett-Packard Co.	53,400	739,590
HollyFrontier Corp.	5,175	199,910
Hologic Inc.[a]	6,825	140,732
Home Depot Inc. (The)	41,850	2,568,753
Honeywell International Inc.	20,325	1,244,703
Hormel Foods Corp.	3,675	108,523
Hospira Inc.[a]	4,425	135,803
Host Hotels & Resorts Inc.	18,450	266,787
Hudson City Bancorp Inc.	14,550	123,457
Humana Inc.	4,200	311,934
IHS Inc. Class Aa	1,500	126,585
Illinois Tool Works Inc.	12,075	740,560
Illumina Inc.[a]	3,225	153,220
Ingersoll-Rand PLC	8,550	402,106
Integrys Energy Group Inc.	2,550	137,802
Intel Corp.	136,800	2,958,300
IntercontinentalExchange Inc.[a]	2,025	265,275
International Business Machines Corp.	29,850	5,806,720
International Flavors & Fragrances Inc.	2,475	159,935
International Game Technology	8,925	114,597
International Paper Co.	11,325	405,775
Interpublic Group of Companies Inc. (The)	14,025	141,653
Intuit Inc.	7,800	463,476
Intuitive Surgical Inc.[a]	1,050	569,331
Invesco Ltd.	13,502	328,369
Iron Mountain Inc.	3,975	137,535
J.B. Hunt Transport Services Inc.	2,475	145,283
J.C. Penney Co. Inc.[c]	4,650	111,647
J.M. Smucker Co. (The)	2,876	246,301
J.P. Morgan Chase & Co.	103,575	4,317,006
Jacobs Engineering Group Inc.[a]	3,300	127,347
Johnson & Johnson	74,625	5,284,942
Johnson Controls Inc.	18,525	477,019
Joy Global Inc.	2,928	182,854
Juniper Networks Inc.[a]	14,550	241,094
Kansas City Southern Industries Inc.	3,000	241,380
KBR Inc.	3,900	108,654
Kellogg Co.	6,675	349,236
KeyCorp	26,411	222,381
Kimberly-Clark Corp.	10,725	895,001
Kimco Realty Corp.	12,375	241,560
Kinder Morgan Inc.	15,300	531,063
Kinder Morgan Management LLC[a,c]	2,374	177,290
KLA-Tencor Corp.	4,350	202,362
Kohl’s Corp.	6,375	339,660
Kraft Foods Group Inc.[a]	15,276	694,752
Kroger Co. (The)	14,550	366,951
L-3 Communications Holdings Inc.	2,850	210,330
Laboratory Corp. of America Holdings[a]	2,700	228,771
Lam Research Corp.[a,c]	5,550	196,470

Security	Shares	Value

Las Vegas Sands Corp.	11,025	$512,001
Legg Mason Inc.	3,975	101,283
Leggett & Platt Inc.	4,425	117,395
Leucadia National Corp.	6,900	156,630
Level 3 Communications Inc.[a,c]	4,575	93,788
Liberty Global Inc. Series Aa	3,750	225,113
Liberty Global Inc. Series C NVS[a,c]	3,450	194,201
Liberty Interactive Corp. Series Aa	14,775	295,500
Liberty Media Corp. Series Aa,c	2,775	309,884
Liberty Property Trust[c]	3,225	113,262
Life Technologies Corp.[a]	4,729	231,295
Limited Brands Inc.	6,900	330,441
Lincoln National Corp.	7,950	197,081
Linear Technology Corp.	6,075	189,905
LinkedIn Corp. Class Aa	1,725	184,454
Lockheed Martin Corp.	7,125	667,399
Loews Corp.	8,700	367,836
Lorillard Inc.	3,600	417,636
Lowe’s Companies Inc.	32,025	1,036,969
LSI Corp.[a]	16,350	111,998
Lululemon Athletica Inc.[a,c]	2,925	201,854
LyondellBasell Industries NV Class A	8,700	464,493
M&T Bank Corp.	2,925	304,492
Macerich Co. (The)[c]	3,554	202,578
Macy’s Inc.	11,400	433,998
Manpower Inc.	2,400	91,056
Marathon Oil Corp.	18,900	568,134
Marathon Petroleum Corp.	9,225	506,729
Marriott International Inc. Class A	7,800	284,544
Marsh & McLennan Companies Inc.	15,375	523,211
Martin Marietta Materials Inc.	1,125	92,599
Marvell Technology Group Ltd.	14,325	113,024
Masco Corp.	10,200	153,918
MasterCard Inc. Class A	3,000	1,382,790
Mattel Inc.	9,225	339,295
Maxim Integrated Products Inc.	7,725	212,631
McCormick & Co. Inc. NVS	3,600	221,832
McDonald’s Corp.	27,675	2,402,190
McGraw-Hill Companies Inc. (The)	7,200	398,016
McKesson Corp.	6,450	601,849
MDU Resources Group Inc.	3,975	86,377
Mead Johnson Nutrition Co. Class A	5,775	356,086
MeadWestvaco Corp.	4,950	146,966
Medtronic Inc.	28,050	1,166,319
Merck & Co. Inc.	82,725	3,774,742
MetLife Inc.	23,100	819,819
MetroPCS Communications Inc.[a]	8,775	89,593
MGM Resorts International[a,c]	9,825	101,296
Microchip Technology Inc.	5,175	162,236
Micron Technology Inc.[a]	27,300	148,103
Microsoft Corp.	205,500	5,863,942
Mohawk Industries Inc.[a]	1,725	143,986
Molson Coors Brewing Co. Class B NVS	3,975	171,482
Mondelez International Inc. Class A	45,825	1,216,195
Monsanto Co.	14,475	1,245,863
Monster Beverage Corp.[a]	4,200	187,614
Moody’s Corp.	5,775	278,124
Morgan Stanley	40,050	696,069
Mosaic Co. (The)	7,950	416,103
Motorola Solutions Inc.	6,975	360,468
Murphy Oil Corp.	5,025	301,500
Mylan Inc.[a]	10,800	273,672
Nabors Industries Ltd.[a]	7,575	102,187

185

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2012

Security	Shares	Value

NASDAQ OMX Group Inc. (The)	4,275	$101,788
National Oilwell Varco Inc.	11,400	840,180
NetApp Inc.[a]	9,675	260,258
Netflix Inc.[a,c]	1,350	106,772
New York Community Bancorp Inc.	11,775	163,202
Newell Rubbermaid Inc.	7,275	150,156
Newfield Exploration Co.[a]	3,600	97,632
Newmont Mining Corp.	13,425	732,334
News Corp. Class A NVS	43,950	1,051,284
News Corp. Class B	12,525	305,109
NextEra Energy Inc.	10,800	756,648
Nielsen Holdings NVa,c	3,225	93,267
Nike Inc. Class B	9,825	897,808
NiSource Inc.	7,875	200,576
Noble Corp.	6,825	257,576
Noble Energy Inc.	4,725	448,922
Nordstrom Inc.	4,425	251,207
Norfolk Southern Corp.	8,850	542,947
Northeast Utilities	8,175	321,277
Northern Trust Corp.	6,450	308,181
Northrop Grumman Corp.	6,600	453,354
NRG Energy Inc.	5,700	122,892
Nuance Communications Inc.[a,c]	6,750	150,255
Nucor Corp.	8,250	331,072
NVIDIA Corp.[a]	16,425	196,607
NYSE Euronext Inc.	7,275	180,129
O’Reilly Automotive Inc.[a]	3,300	282,744
Occidental Petroleum Corp.	22,125	1,746,990
Omnicare Inc.	3,150	108,770
Omnicom Group Inc.	7,575	362,918
ONEOK Inc.	5,775	273,157
Oracle Corp.	108,225	3,360,386
Owens-Illinois Inc.[a]	4,950	96,476
PACCAR Inc.	9,450	409,563
Pall Corp.	3,525	221,934
Parker Hannifin Corp.	4,125	324,472
PartnerRe Ltd.[c]	1,654	133,974
Patterson Companies Inc.	2,850	95,190
Paychex Inc.	8,850	287,005
Peabody Energy Corp.	7,650	213,435
Pentair Ltd. Registered	5,892	248,878
People’s United Financial Inc.	10,950	131,729
Pepco Holdings Inc.	6,675	132,632
PepsiCo Inc.	42,675	2,954,817
Perrigo Co.	2,475	284,650
PetSmart Inc.	2,850	189,212
Pfizer Inc.	204,000	5,073,480
PG&E Corp.	11,250	478,350
Philip Morris International Inc.	46,500	4,118,040
Phillips 66	16,275	767,529
Pinnacle West Capital Corp.	3,450	182,747
Pioneer Natural Resources Co.	3,075	324,874
Pitney Bowes Inc.[c]	3,900	56,004
Plains Exploration & Production Co.[a]	3,825	136,400
Plum Creek Timber Co. Inc.[c]	5,625	246,938
PNC Financial Services Group Inc. (The)[d]	14,250	829,207
PPG Industries Inc.	4,350	509,298
PPL Corp.	15,075	445,918
Praxair Inc.	8,250	876,232
Precision Castparts Corp.	4,050	700,933
Priceline.com Inc.[a,c]	1,350	774,589
Principal Financial Group Inc.	9,075	249,926
Procter & Gamble Co. (The)	74,925	5,187,807

Security	Shares	Value

Progressive Corp. (The)	16,200	$361,260
Prologis Inc.	12,075	414,052
Prudential Financial Inc.	13,125	748,781
Public Service Enterprise Group Inc.	14,400	461,376
Public Storage[c]	3,900	540,657
PVH Corp.	1,875	206,231
QEP Resources Inc.	4,800	139,200
QUALCOMM Inc.	46,500	2,723,737
Quanta Services Inc.[a]	5,400	140,022
Quest Diagnostics Inc.	4,500	259,740
Rackspace Hosting Inc.[a,c]	2,850	181,517
Ralcorp Holdings Inc.[a,c]	1,425	102,871
Ralph Lauren Corp.	1,650	253,589
Range Resources Corp.	4,350	284,316
Rayonier Inc.	2,700	132,327
Raytheon Co.	9,450	534,492
Red Hat Inc.[a]	5,100	250,767
Regency Centers Corp.	2,625	126,053
Regeneron Pharmaceuticals Inc.[a]	2,100	298,830
Regions Financial Corp.	37,650	245,478
RenaissanceRe Holdings Ltd.[c]	1,725	140,346
Republic Services Inc.	8,550	242,393
Reynolds American Inc.	9,600	399,744
Robert Half International Inc.	4,425	118,988
Rock-Tenn Co. Class A	1,875	137,231
Rockwell Automation Inc.	4,050	287,793
Rockwell Collins Inc.	4,200	225,036
Roper Industries Inc.	2,550	278,383
Ross Stores Inc.	6,300	383,985
Rowan Companies PLC[a]	3,300	104,643
Royal Caribbean Cruises Ltd.	4,200	141,414
Safeway Inc.	6,450	105,200
SAIC Inc.	6,675	73,358
Salesforce.com Inc.[a,c]	3,600	525,528
SanDisk Corp.a	6,525	272,484
SBA Communications Corp. Class Aa	3,450	229,874
SCANA Corp.	3,375	165,645
Schlumberger Ltd.	36,150	2,513,509
Scripps Networks Interactive Inc. Class A	2,400	145,728
Seagate Technology PLC	10,575	288,909
Sealed Air Corp.	5,850	94,887
Sears Holdings Corp.[a,c]	1,116	69,940
SEI Investments Co.	4,725	103,383
Sempra Energy	6,450	449,887
Sensata Technologies Holding NVa	2,400	67,608
Sherwin-Williams Co. (The)	2,400	342,192
Sigma-Aldrich Corp.	3,375	236,723
Simon Property Group Inc.	8,475	1,289,980
Sirius XM Radio Inc.[a,c]	102,600	287,280
SL Green Realty Corp.	2,250	169,425
SLM Corp.	15,375	270,293
Southern Co. (The)	23,625	1,106,595
Southwest Airlines Co.	6,975	61,520
Southwestern Energy Co.[a]	9,753	338,429
Spectra Energy Corp.	17,700	510,999
Sprint Nextel Corp.[a]	83,625	463,282
SPX Corp.	1,500	102,885
St. Jude Medical Inc.	8,850	338,601
Stanley Black & Decker Inc.	4,603	318,988
Staples Inc.	18,525	213,315
Starbucks Corp.	20,400	936,360
Starwood Hotels & Resorts Worldwide Inc.	5,700	295,545
State Street Corp.	13,425	598,352

186

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2012

Security	Shares	Value

Stericycle Inc.[a,c]	2,175	$206,103
Stryker Corp.	7,875	414,225
SunTrust Banks Inc.	14,625	397,800
Superior Energy Services Inc.[a]	4,200	85,386
Symantec Corp.[a]	19,575	356,069
Synopsys Inc.[a]	4,500	144,900
Sysco Corp.	16,275	505,664
T. Rowe Price Group Inc.	7,125	462,697
Target Corp.	16,950	1,080,562
TD Ameritrade Holding Corp.	7,650	120,029
TE Connectivity Ltd.	11,475	369,265
Teradata Corp.[a]	4,500	307,395
Texas Instruments Inc.	30,975	870,088
Textron Inc.	7,650	192,857
Thermo Fisher Scientific Inc.	10,350	631,971
Tiffany & Co.	3,300	208,626
Time Warner Cable Inc.	8,550	847,390
Time Warner Inc.	26,475	1,150,339
TJX Companies Inc. (The)	20,550	855,496
Toll Brothers Inc.[a,c]	3,913	129,168
Torchmark Corp.	3,265	165,176
Total System Services Inc.	4,800	107,952
Tractor Supply Co.	2,025	194,886
TransDigm Group Inc.	1,425	189,824
Travelers Companies Inc. (The)	10,725	760,831
Trimble Navigation Ltd.[a]	3,450	162,771
TRW Automotive Holdings Corp.[a]	2,856	132,833
Tyco International Ltd.	12,675	340,577
Tyson Foods Inc. Class A	8,625	144,986
U.S. Bancorp	51,900	1,723,599
UDR Inc.	7,200	174,744
Ulta Salon, Cosmetics & Fragrance Inc.	1,725	159,080
Ultra Petroleum Corp.[a,c]	4,503	102,713
Union Pacific Corp.	13,125	1,614,769
United Continental Holdings Inc.[a,c]	3,225	61,952
United Parcel Service Inc. Class B	19,725	1,444,856
United States Steel Corp.[c]	3,825	77,992
United Technologies Corp.	23,475	1,834,806
UnitedHealth Group Inc.	28,275	1,583,400
Unum Group	8,625	174,915
Urban Outfitters Inc.[a]	3,150	112,644
URS Corp.	1,811	60,632
Valero Energy Corp.	14,850	432,135
Varian Medical Systems Inc.[a,c]	3,075	205,287
Ventas Inc.	8,025	507,742
VeriFone Systems Inc.[a]	2,550	75,582
VeriSign Inc.[a]	4,575	169,595
Verisk Analytics Inc. Class Aa	3,375	172,125
Verizon Communications Inc.	77,400	3,455,136
Vertex Pharmaceuticals Inc.[a]	5,625	271,350
VF Corp.	2,400	375,552
Viacom Inc. Class B NVS	12,975	665,228
Virgin Media Inc.	7,650	250,461
Visa Inc. Class A	14,475	2,008,551
VMware Inc. Class Aa	2,175	184,375
Vornado Realty Trust[c]	4,500	360,945
Vulcan Materials Co.	3,600	165,492
W.R. Berkley Corp.	2,567	99,831
W.W. Grainger Inc.	1,650	332,326
Wal-Mart Stores Inc.	51,150	3,837,273
Walgreen Co.	23,475	827,024
Walt Disney Co. (The)	46,200	2,267,034
Walter Energy Inc.	1,725	60,306

Security	Shares	Value

Warner Chilcott PLC Class A	5,850	$67,743
Washington Post Co. (The) Class Bc	150	50,027
Waste Management Inc.	12,225	400,246
Waters Corp.[a,c]	2,550	208,616
Watson Pharmaceuticals Inc.[a]	3,375	290,081
Weatherford International Ltd.[a]	21,300	240,690
WellPoint Inc.	8,925	546,924
Wells Fargo & Co.	137,775	4,641,640
Western Digital Corp.	6,375	218,216
Western Union Co.	16,575	210,503
Weyerhaeuser Co.	15,525	429,887
Whirlpool Corp.	2,100	205,128
Whiting Petroleum Corp.[a]	3,225	135,515
Whole Foods Market Inc.	4,650	440,494
Williams Companies Inc. (The)	16,500	577,335
Willis Group Holdings PLC	5,175	174,242
Windstream Corp.[c]	15,075	143,816
Wisconsin Energy Corp.	6,150	236,591
Wyndham Worldwide Corp.	3,825	192,780
Wynn Resorts Ltd.	2,175	263,306
Xcel Energy Inc.	13,725	387,731
Xerox Corp.	36,225	233,289
Xilinx Inc.	7,575	248,157
XL Group PLC	9,375	231,938
Xylem Inc.	4,500	109,170
Yahoo! Inc.[a]	32,250	542,122
Yum! Brands Inc.	12,450	872,869
Zimmer Holdings Inc.	4,950	317,839

		362,791,107

TOTAL COMMON STOCKS (Cost: $618,506,166)		622,344,856

PREFERRED STOCKS — 0.27%

GERMANY — 0.27%
Bayerische Motoren Werke AG	900	49,798
Henkel AG & Co. KGaA	4,800	383,204
Porsche Automobil Holding SE	4,293	284,930
ProSiebenSat.1 Media AG	3,075	85,669
RWE AG NVS	1,275	52,794
Volkswagen AG	3,975	822,069

		1,678,464
UNITED KINGDOM — 0.00%
Rolls-Royce Holdings PLC Class Ca	3,876,988	6,246

		6,246

TOTAL PREFERRED STOCKS (Cost: $1,455,703)		1,684,710

SHORT-TERM INVESTMENTS — 1.37%

MONEY MARKET FUNDS — 1.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[d,e,f]	7,707,217	7,707,217
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[d,e,f]	550,218	550,218

187

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

October 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[d,e]	307,778	$307,778

		8,565,213

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,565,213)		8,565,213

TOTAL INVESTMENTS IN SECURITIES — 101.09% (Cost: $628,527,082)		632,594,779
Other Assets, Less Liabilities — (1.09)%		(6,845,138)

NET ASSETS — 100.00%		$625,749,641

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

188

Schedule of Investments (Unaudited)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.68%

AEROSPACE & DEFENSE — 1.25%
Lockheed Martin Corp.	73,303	$6,866,292

		6,866,292
AGRICULTURE — 1.73%
Altria Group Inc.	225,466	7,169,819
Reynolds American Inc.	55,253	2,300,735

		9,470,554
BEVERAGES — 2.72%
Coca-Cola Co. (The)	202,522	7,529,768
PepsiCo Inc.	106,328	7,362,151

		14,891,919
BIOTECHNOLOGY — 2.38%
Amgen Inc.	106,895	9,251,228
Biogen Idec Inc.[a]	5,377	743,209
Celgene Corp.[a]	41,274	3,026,209

		13,020,646
CHEMICALS — 2.56%
Ecolab Inc.	117,967	8,210,503
Praxair Inc.	7,274	772,572
Sherwin-Williams Co. (The)	35,162	5,013,398

		13,996,473
COMMERCIAL SERVICES — 5.24%
Automatic Data Processing Inc.	143,213	8,276,279
MasterCard Inc. Class A	1,869	861,478
Paychex Inc.	254,519	8,254,051
SAIC Inc.	223,171	2,452,650
Total System Services Inc.	131,272	2,952,307
Verisk Analytics Inc. Class Aa	114,921	5,860,971

		28,657,736
COMPUTERS — 3.27%
Accenture PLC Class A	49,100	3,309,831
IHS Inc. Class Aa,b	39,104	3,299,986
International Business Machines Corp.	38,136	7,418,596
Synopsys Inc.[a]	119,769	3,856,562

		17,884,975
COSMETICS & PERSONAL CARE — 2.13%
Colgate-Palmolive Co.	37,875	3,975,360
Procter & Gamble Co. (The)	110,807	7,672,277

		11,647,637

Security	Shares	Value

DISTRIBUTION & WHOLESALE — 0.15%
Genuine Parts Co.	12,994	$813,164

		813,164
DIVERSIFIED FINANCIAL SERVICES — 0.73%
Visa Inc. Class A	28,900	4,010,164

		4,010,164
ELECTRIC — 8.18%
Consolidated Edison Inc.	120,884	7,298,976
Dominion Resources Inc.	48,944	2,583,264
Duke Energy Corp.	160,748	10,559,536
NextEra Energy Inc.	10,365	726,172
PG&E Corp.	117,781	5,008,048
Southern Co. (The)	167,451	7,843,405
Wisconsin Energy Corp.	145,021	5,578,958
Xcel Energy Inc.	182,525	5,156,331

		44,754,690
ENVIRONMENTAL CONTROL — 1.93%
Stericycle Inc.[a]	61,873	5,863,085
Waste Management Inc.	143,716	4,705,262

		10,568,347
FOOD — 5.56%
Campbell Soup Co.	88,292	3,114,059
General Mills Inc.	197,097	7,899,648
H.J. Heinz Co.	40,765	2,344,395
Hormel Foods Corp.	118,441	3,497,563
Kellogg Co.	33,436	1,749,372
Kraft Foods Group Inc.[a]	53,032	2,411,895
McCormick & Co. Inc. NVS	83,905	5,170,226
Mondelez International Inc. Class A	158,649	4,210,544

		30,397,702
HEALTH CARE — PRODUCTS — 2.52%
Baxter International Inc.	34,808	2,180,025
Becton, Dickinson and Co.	85,949	6,504,620
C.R. Bard Inc.	53,199	5,117,212

		13,801,857
HEALTH CARE — SERVICES — 0.33%
Laboratory Corp. of America Holdings[a]	17,728	1,502,094
Quest Diagnostics Inc.	4,870	281,096

		1,783,190
HOUSEHOLD PRODUCTS & WARES — 1.89%
Church & Dwight Co. Inc.	25,479	1,293,314
Clorox Co. (The)	14,916	1,078,427
Kimberly-Clark Corp.	95,844	7,998,182

		10,369,923

189

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

October 31, 2012

Security	Shares	Value

INSURANCE — 4.97%
Alleghany Corp.[a]	1,893	$658,007
Aon PLC	78,691	4,245,380
Arch Capital Group Ltd.[a,b]	110,268	4,868,332
Berkshire Hathaway Inc. Class Ba	41,721	3,602,608
Chubb Corp. (The)	24,762	1,906,179
Everest Re Group Ltd.	14,206	1,577,576
Marsh & McLennan Companies Inc.	37,201	1,265,950
RenaissanceRe Holdings Ltd.	21,424	1,743,057
Travelers Companies Inc. (The)	53,416	3,789,331
W.R. Berkley Corp.	90,607	3,523,706

		27,180,126
INTERNET — 0.87%
Google Inc. Class Aa	3,567	2,424,739
VeriSign Inc.[a]	53,580	1,986,211
Yahoo! Inc.[a]	21,374	359,297

		4,770,247
MEDIA — 0.37%
DIRECTV[a]	39,430	2,015,267

		2,015,267
MINING — 1.07%
Newmont Mining Corp.	107,713	5,875,744

		5,875,744
OIL & GAS — 3.31%
Chevron Corp.	71,382	7,867,010
ConocoPhillips	37,808	2,187,193
Exxon Mobil Corp.	88,349	8,054,778

		18,108,981
PHARMACEUTICALS — 11.64%
Abbott Laboratories	122,510	8,026,855
Allergan Inc.	62,856	5,652,011
AmerisourceBergen Corp.	82,611	3,258,178
Bristol-Myers Squibb Co.	231,579	7,700,002
Cardinal Health Inc.	14,728	605,763
Eli Lilly and Co.	186,319	9,060,693
Forest Laboratories Inc.[a]	46,744	1,575,740
Johnson & Johnson	119,202	8,441,886
McKesson Corp.	9,094	848,561
Merck & Co. Inc.	194,363	8,868,784
Perrigo Co.	5,620	646,356
Pfizer Inc.	300,737	7,479,329
Watson Pharmaceuticals Inc.[a]	17,508	1,504,813

		63,668,971
PIPELINES — 5.05%
Kinder Morgan Inc.	445,903	15,477,293
Kinder Morgan Management LLC[a,b]	80,876	6,039,853
Spectra Energy Corp.	210,975	6,090,848

		27,607,994

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 4.68%
American Capital Agency Corp.	266,488	$8,799,434
American Tower Corp.	115,732	8,713,462
Annaly Capital Management Inc.	462,180	7,459,585
Federal Realty Investment Trust	5,933	639,756

		25,612,237
RETAIL — 11.42%
Advance Auto Parts Inc.	58,007	4,115,016
AutoZone Inc.[a,b]	18,626	6,984,750
Dollar General Corp.[a]	74,924	3,642,805
Dollar Tree Inc.[a]	143,095	5,705,198
Family Dollar Stores Inc.	35,323	2,329,905
Home Depot Inc. (The)	6,752	414,438
McDonald’s Corp.	82,742	7,182,006
O’Reilly Automotive Inc.[a,b]	56,843	4,870,308
Ross Stores Inc.	84,313	5,138,877
Target Corp.	87,307	5,565,821
TJX Companies Inc. (The)	75,817	3,156,262
Wal-Mart Stores Inc.	118,720	8,906,374
Yum! Brands Inc.	64,136	4,496,575

		62,508,335
SEMICONDUCTORS — 1.13%
Intel Corp.	114,618	2,478,614
QUALCOMM Inc.	29,051	1,701,662
Texas Instruments Inc.	70,737	1,987,003

		6,167,279
SOFTWARE — 4.21%
Activision Blizzard Inc.	361,786	3,939,850
ANSYS Inc.[a]	7,289	516,644
CA Inc.	20,510	461,885
Fidelity National Information Services Inc.	76,832	2,525,468
Fiserv Inc.[a]	53,624	4,018,583
Intuit Inc.	56,878	3,379,691
Microsoft Corp.	254,660	7,266,723
Oracle Corp.	29,027	901,288

		23,010,132
TELECOMMUNICATIONS — 7.46%
AT&T Inc.	222,252	7,687,697
CenturyLink Inc.	196,646	7,547,273
Cisco Systems Inc.	17,645	302,435
Crown Castle International Corp.[a,b]	103,381	6,900,682
Motorola Solutions Inc.	55,298	2,857,801
SBA Communications Corp. Class Aa,b	41,331	2,753,885
Verizon Communications Inc.	183,586	8,195,279
Windstream Corp.	479,347	4,572,970

		40,818,022

190

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI USA MINIMUM VOLATILITY INDEX FUND

October 31, 2012

Security	Shares	Value

TRANSPORTATION — 0.93%
United Parcel Service Inc. Class B	69,608	$5,098,786

		5,098,786

TOTAL COMMON STOCKS
(Cost: $543,305,456)		545,377,390

SHORT-TERM INVESTMENTS — 3.92%

MONEY MARKET FUNDS — 3.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	19,175,988	19,175,988
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	1,368,974	1,368,974
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	913,112	913,112

		21,458,074

TOTAL SHORT-TERM INVESTMENTS (Cost: $21,458,074)		21,458,074

TOTAL INVESTMENTS IN SECURITIES — 103.60% (Cost: $564,763,530)		566,835,464
Other Assets, Less Liabilities — (3.60)%		(19,686,823)

NET ASSETS — 100.00%		$547,148,641

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

191

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.86%

AEROSPACE & DEFENSE — 2.55%
Boeing Co. (The)	5,378	$378,826
General Dynamics Corp.	2,518	171,426
Lockheed Martin Corp.	2,582	241,856
United Technologies Corp.	7,246	566,347

		1,358,455
AGRICULTURE — 3.19%
Altria Group Inc.	16,156	513,761
Philip Morris International Inc.	13,398	1,186,527

		1,700,288
APPAREL — 0.49%
Nike Inc. Class B	2,867	261,986

		261,986
AUTO MANUFACTURERS — 0.90%
Ford Motor Co.	29,469	328,874
General Motors Co.[a]	5,863	149,507

		478,381
BANKS — 11.79%
Bank of America Corp.	85,614	797,923
Bank of New York Mellon Corp. (The)	9,402	232,323
Capital One Financial Corp.	4,571	275,037
Citigroup Inc.	23,307	871,449
Goldman Sachs Group Inc. (The)	3,544	433,750
J.P. Morgan Chase & Co.	29,892	1,245,899
Morgan Stanley	15,559	270,415
PNC Financial Services Group Inc. (The)[b]	4,213	245,154
U.S. Bancorp	15,063	500,242
Wells Fargo & Co.	41,985	1,414,475

		6,286,667
BEVERAGES — 3.97%
Coca-Cola Co. (The)	33,994	1,263,897
PepsiCo Inc.	12,369	856,429

		2,120,326
CHEMICALS — 2.30%
Dow Chemical Co. (The)	9,530	279,229
E.I. du Pont de Nemours and Co.	7,397	329,314
Monsanto Co.	4,237	364,679
Praxair Inc.	2,373	252,036

		1,225,258
COMMERCIAL SERVICES — 0.73%
MasterCard Inc. Class A	847	390,408

		390,408

Security	Shares	Value

COMPUTERS — 5.11%
Accenture PLC Class A	5,048	$340,286
EMC Corp.[a]	16,514	403,272
Hewlett-Packard Co.	15,696	217,389
International Business Machines Corp.	9,061	1,762,636

		2,723,583
COSMETICS & PERSONAL CARE — 3.58%
Colgate-Palmolive Co.	3,732	391,711
Procter & Gamble Co. (The)	21,917	1,517,533

		1,909,244
DIVERSIFIED FINANCIAL SERVICES — 2.74%
American Express Co.	9,009	504,234
BlackRock Inc.[b]	1,245	236,152
Franklin Resources Inc.	1,083	138,407
Visa Inc. Class A	4,191	581,543

		1,460,336
ELECTRIC — 2.21%
Dominion Resources Inc.	4,563	240,835
Duke Energy Corp.	5,596	367,601
Exelon Corp.	6,793	243,054
Southern Co. (The)	6,956	325,819

		1,177,309
ELECTRICAL COMPONENTS & EQUIPMENT — 0.52%
Emerson Electric Co.	5,777	279,780

		279,780
ELECTRONICS — 0.71%
Honeywell International Inc.	6,205	379,994

		379,994
FOOD — 0.38%
General Mills Inc.	5,091	204,047

		204,047
HEALTH CARE — PRODUCTS — 1.54%
Baxter International Inc.	4,354	272,691
Covidien PLC	3,822	210,019
Medtronic Inc.	8,150	338,877

		821,587
HEALTH CARE — SERVICES — 0.85%
UnitedHealth Group Inc.	8,125	455,000

		455,000
HOUSEHOLD PRODUCTS & WARES — 0.49%
Kimberly-Clark Corp.	3,143	262,283

		262,283

192

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

October 31, 2012

Security	Shares	Value

INSURANCE — 3.36%
American International Group Inc.[a]	11,143	$389,225
Berkshire Hathaway Inc. Class Ba,c	8,548	738,120
MetLife Inc.	6,763	240,019
Prudential Financial Inc.	3,681	210,001
Travelers Companies Inc. (The)	3,057	216,863

		1,794,228
LODGING — 0.27%
Las Vegas Sands Corp.	3,068	142,478

		142,478
MACHINERY — 1.32%
Caterpillar Inc.	5,191	440,249
Deere & Co.	3,116	266,231

		706,480
MANUFACTURING — 5.10%
3M Co.	5,494	481,274
Danaher Corp.	4,648	240,441
General Electric Co.	83,928	1,767,524
Illinois Tool Works Inc.	3,732	228,884

		2,718,123
MEDIA — 1.82%
Time Warner Inc.	7,545	327,830
Walt Disney Co. (The)	13,119	643,750

		971,580
MINING — 1.04%
Freeport-McMoRan Copper & Gold Inc.	7,475	290,628
Newmont Mining Corp.	3,897	212,582
Southern Copper Corp.	1,292	49,225

		552,435
OIL & GAS — 13.22%
Anadarko Petroleum Corp.	3,976	273,589
Apache Corp.	3,113	257,601
Chevron Corp.	15,596	1,718,835
ConocoPhillips	9,170	530,485
Devon Energy Corp.	2,984	173,699
EOG Resources Inc.	2,121	247,075
Exxon Mobil Corp.	36,691	3,345,118
Occidental Petroleum Corp.	6,372	503,133

		7,049,535
OIL & GAS SERVICES — 2.29%
Halliburton Co.	7,346	237,202
National Oilwell Varco Inc.	3,394	250,138
Schlumberger Ltd.	10,547	733,333

		1,220,673

Security	Shares	Value

PHARMACEUTICALS — 11.37%
Abbott Laboratories	12,473	$817,231
Allergan Inc.	2,440	219,405
Bristol-Myers Squibb Co.	13,343	443,655
Eli Lilly and Co.	9,222	448,466
Johnson & Johnson	21,914	1,551,949
Merck & Co. Inc.	24,207	1,104,565
Pfizer Inc.	59,371	1,476,557

		6,061,828
PIPELINES — 0.33%
Kinder Morgan Inc.	5,017	174,140

		174,140
REAL ESTATE INVESTMENT TRUSTS — 0.67%
Simon Property Group Inc.	2,363	359,672

		359,672
RETAIL — 8.00%
CVS Caremark Corp.	10,111	469,150
Home Depot Inc. (The)	11,981	735,394
Lowe’s Companies Inc.	9,534	308,711
McDonald’s Corp.	8,015	695,702
Target Corp.	5,207	331,946
TJX Companies Inc. (The)	5,800	241,454
Wal-Mart Stores Inc.	13,177	988,539
Walgreen Co.	6,896	242,946
Yum! Brands Inc.	3,591	251,765

		4,265,607
SOFTWARE — 0.10%
VMware Inc. Class Aa,c	634	53,744

		53,744
TELECOMMUNICATIONS — 4.87%
AT&T Inc.	45,855	1,586,124
Verizon Communications Inc.	22,643	1,010,784

		2,596,908
TRANSPORTATION — 2.05%
FedEx Corp.	2,317	213,141
Union Pacific Corp.	3,726	458,410
United Parcel Service Inc. Class B	5,773	422,872

		1,094,423

TOTAL COMMON STOCKS
(Cost: $53,676,458)		53,256,786

SHORT-TERM INVESTMENTS — 1.15%

MONEY MARKET FUNDS — 1.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,d,e]	478,934	478,934

193

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

October 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[b,d,e]	34,191	$34,191
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,d]	102,999	102,999

		616,124

TOTAL SHORT-TERM INVESTMENTS
(Cost: $616,124)		616,124

TOTAL INVESTMENTS IN SECURITIES — 101.01%
(Cost: $54,292,582)		53,872,910
Other Assets, Less Liabilities — (1.01)%		(541,172)

NET ASSETS — 100.00%		$53,331,738

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 3.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

194

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.73%

ADVERTISING — 0.10%
Clear Channel Outdoor Holdings Inc. Class Aa	145	$966
Harte-Hanks Inc.	158	880
Interpublic Group of Companies Inc. (The)	1,544	15,595
Omnicom Group Inc.	952	45,610

		63,051
AEROSPACE & DEFENSE — 1.53%
AAR Corp.	139	2,098
Alliant Techsystems Inc.	120	6,875
Boeing Co. (The)	2,420	170,465
CAE Inc.	913	9,961
Cubic Corp.	56	2,733
Curtiss-Wright Corp.	168	5,186
Ducommun Inc.[a]	39	532
Embraer SA SP ADR	534	14,904
Esterline Technologies Corp.[a]	107	6,184
Exelis Inc.	662	7,322
GenCorp Inc.[a,b]	198	1,746
General Dynamics Corp.	1,141	77,679
HEICO Corp.	56	2,163
HEICO Corp. Class A	104	3,170
Kaman Corp.	87	3,236
L-3 Communications Holdings Inc.	342	25,240
Lockheed Martin Corp.	1,157	108,376
Moog Inc. Class Aa	151	5,589
National Presto Industries Inc.	18	1,338
Northrop Grumman Corp.	886	60,859
Orbital Sciences Corp.[a]	207	2,774
Raytheon Co.	1,181	66,797
Rockwell Collins Inc.	516	27,647
Spirit AeroSystems Holdings Inc. Class Aa	420	6,565
Teledyne Technologies Inc.[a]	131	8,388
TransDigm Group Inc.[a]	177	23,578
Triumph Group Inc.	184	12,037
United Technologies Corp.	3,269	255,505

		918,947
AGRICULTURE — 1.63%
Adecoagro SAa	338	3,103
Alliance One International Inc.[a,b]	308	936
Altria Group Inc.	7,269	231,154
Archer-Daniels-Midland Co.	2,309	61,973
Bunge Ltd.	523	37,149
Lorillard Inc.	465	53,945
Philip Morris International Inc.	6,036	534,548
Reynolds American Inc.	1,186	49,385
Tejon Ranch Co.[a]	64	1,916
Universal Corp.	85	4,213
Vector Group Ltd.[b]	256	4,214

		982,536

Security	Shares	Value

AIRLINES — 0.21%
Alaska Air Group Inc.[a]	249	$9,522
China Eastern Airlines Corp. Ltd. Class H SP ADR[a]	147	2,519
China Southern Airlines Co. Ltd. Class H SP ADR	124	2,880
Copa Holdings SA Class A	112	10,396
Delta Air Lines Inc.[a]	3,015	29,034
LATAM Airlines Group SA SP ADR	859	21,295
Southwest Airlines Co.	2,657	23,435
United Continental Holdings Inc.[a,b]	1,176	22,591
US Airways Group Inc.[a,b]	571	6,955

		128,627
APPAREL — 0.62%
Carter’s Inc.[a]	188	10,163
Coach Inc.	1,019	57,115
Gildan Activewear Inc.	395	13,478
Hanesbrands Inc.[a]	330	11,045
Jones Group Inc. (The)	306	3,614
Maidenform Brands Inc.[a]	85	1,590
Michael Kors Holdings Ltd.[a,b]	396	21,657
Nike Inc. Class B	1,290	117,880
Oxford Industries Inc.	52	2,885
Quiksilver Inc.[a]	472	1,510
Ralph Lauren Corp.	218	33,505
SKECHERS U.S.A. Inc. Class Aa	136	2,258
Under Armour Inc. Class Aa,b	280	14,633
Unifi Inc.[a]	103	1,445
VF Corp.	396	61,966
Warnaco Group Inc. (The)[a]	152	10,728
Wolverine World Wide Inc.	175	7,327

		372,799
AUTO MANUFACTURERS — 1.33%
Ford Motor Co.	13,245	147,814
General Motors Co.[a]	2,624	66,912
Honda Motor Co. Ltd. SP ADR	5,843	176,225
Navistar International Corp.[a,b]	241	4,519
Oshkosh Corp.[a]	323	9,683
Tata Motors Ltd. SP ADR	1,137	27,459
Toyota Motor Corp. SP ADR	4,754	368,292
Wabash National Corp.[a]	242	1,527

		802,431
AUTO PARTS & EQUIPMENT — 0.46%
Accuride Corp.[a,b]	156	417
American Axle & Manufacturing Holdings Inc.[a]	234	2,544
Autoliv Inc.	336	19,354
BorgWarner Inc.[a]	392	25,801
China Yuchai International Ltd.	72	998
Cooper Tire & Rubber Co.	221	4,449
Dana Holding Corp.	520	6,843
Delphi Automotive PLC[a]	1,144	35,967
Douglas Dynamics Inc.	72	1,094
Goodyear Tire & Rubber Co. (The)[a]	874	9,972
Johnson Controls Inc.	2,464	63,448
Lear Corp.	350	14,910
Magna International Inc. Class A	784	34,817
Meritor Inc.[a,b]	403	1,781
Miller Industries Inc.	66	1,013
Modine Manufacturing Co.[a,b]	165	1,122
Standard Motor Products Inc.	72	1,352
Superior Industries International Inc.	86	1,470

195

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2012

Security	Shares	Value

Tenneco Inc.[a]	229	$6,996
Titan International Inc.	151	3,168
TRW Automotive Holdings Corp.[a]	372	17,302
Visteon Corp.[a]	190	8,379
WABCO Holdings Inc.[a]	223	13,061

		276,258
BANKS — 11.80%
Banco Bilbao Vizcaya Argentaria SA SP ADR[b]	19,646	163,062
Banco de Chile SP ADR[b]	167	14,766
Banco Latinoamericano de Comercio Exterior SA Class E	97	2,183
Banco Macro SA SP ADR[a]	123	1,662
Banco Santander (Chile) SA SP ADR	576	15,661
Banco Santander SA SP ADR[b]	34,694	258,817
BancorpSouth Inc.	279	3,948
Bank of America Corp.	38,578	359,547
Bank of Hawaii Corp.	168	7,419
Bank of Montreal	2,311	136,626
Bank of New York Mellon Corp. (The)	4,236	104,672
Bank of Nova Scotia	4,102	223,067
Barclays PLC SP ADR	9,577	141,740
BB&T Corp.	2,510	72,664
BBVA Banco Frances SA SP ADR[a]	129	471
Canadian Imperial Bank of Commerce	1,456	114,412
Capital One Financial Corp.	2,056	123,710
CapitalSource Inc.	770	6,091
CIT Group Inc.[a]	702	26,128
Citigroup Inc.	10,503	392,707
City National Corp.	173	8,840
Comerica Inc.	681	20,301
Community Bank System Inc.	170	4,690
CorpBanca SA SP ADR	274	5,617
Credicorp Ltd.	192	24,833
Credit Suisse Group PLC SP ADR	4,222	98,541
Cullen/Frost Bankers Inc.	188	10,396
Deutsche Bank AGb	3,344	152,854
F.N.B. Corp.	453	4,861
First BanCorp (Puerto Rico)[a]	411	1,743
First Commonwealth Financial Corp.	373	2,443
First Horizon National Corp.	879	8,183
First Republic Bank	301	10,339
Goldman Sachs Group Inc. (The)	1,596	195,334
Governor & Co. of the Bank of Ireland (The) SP ADR	1,859	9,927
HDFC Bank Ltd. SP ADR	2,184	81,660
HSBC Holdings PLC SP ADR	13,112	647,208
Hudson Valley Holding Corp.	121	1,949
ICICI Bank Ltd. SP ADR	1,282	50,319
J.P. Morgan Chase & Co.	13,466	561,263
KeyCorp	3,388	28,527
Lloyds TSB Group PLC SP ADR[a]	38,495	100,857
M&T Bank Corp.	412	42,889
Mitsubishi UFJ Financial Group Inc. SP ADR	43,631	195,903
Mizuho Financial Group Inc. SP ADR[b]	38,815	120,715
Morgan Stanley	7,026	122,112
National Bank of Greece SA SP ADR[a]	3,289	7,795
Old National Bancorp	337	4,135
Oriental Financial Group Inc.	154	1,814
PNC Financial Services Group Inc. (The)[c]	1,904	110,794
Prosperity Bancshares Inc.	208	8,707
Regions Financial Corp.	5,041	32,867
Royal Bank of Canada	5,169	294,788
Royal Bank of Scotland Group PLC SP ADR[a]	3,878	34,669

Security	Shares	Value

State Street Corp.	1,712	$76,304
Sterling Bancorp	207	1,977
Sumitomo Mitsui Financial Group Inc. SP ADR	22,054	133,427
SunTrust Banks Inc.	1,924	52,333
Synovus Financial Corp.	2,787	6,828
TCF Financial Corp.	536	6,132
Toronto-Dominion Bank (The)	3,278	266,633
U.S. Bancorp	6,788	225,429
UBS AGa	13,766	206,765
Valley National Bancorp	632	6,156
Walker & Dunlop Inc.[a]	64	1,063
Webster Financial Corp.	267	5,874
Wells Fargo & Co.	19,027	641,020
Western Alliance Bancorp[a]	289	2,965
Westpac Banking Corp. SP ADR	2,166	285,999

		7,096,131
BEVERAGES — 2.72%
Anheuser-Busch InBev NV SP ADR	2,188	183,354
Beam Inc.	568	31,558
Boston Beer Co. Inc. (The) Class Aa,b	32	3,443
Brown-Forman Corp. Class A	116	7,098
Brown-Forman Corp. Class B NVS	410	26,265
Coca-Cola Co. (The)	15,313	569,337
Coca-Cola Enterprises Inc.	1,000	31,440
Coca-Cola FEMSA SAB de CV SP ADR	144	18,419
Coca-Cola Hellenic Bottling Co. SA SP ADR[a]	598	12,636
Companhia de Bebidas das Americas-AmBev SP ADR	522	17,779
Compania Cervecerias Unidas SA SP ADR	76	5,391
Constellation Brands Inc.[a]	5	177
Constellation Brands Inc. Class Aa	518	18,306
Cott Corp.[a]	293	2,242
Diageo PLC SP ADR	2,247	256,697
Dr Pepper Snapple Group Inc.	753	32,266
Embotelladora Andina SA Class A SP ADR	81	2,480
Embotelladora Andina SA Class B SP ADR	207	7,841
Molson Coors Brewing Co. Class B NVS	473	20,405
PepsiCo Inc.	5,574	385,944
Vina Concha y Toro SA SP ADR	67	2,707

		1,635,785
BIOTECHNOLOGY — 0.03%
Bio-Rad Laboratories Inc. Class Aa	71	7,196
Cambrex Corp.[a]	104	1,256
Charles River Laboratories International Inc.[a]	184	6,867
Emergent BioSolutions Inc.[a]	83	1,103
Enzo Biochem Inc.[a,b]	136	272

		16,694
BUILDING MATERIALS — 0.36%
Armstrong World Industries Inc.	75	3,885
Cemex SAB de CV SP ADR[a]	3,765	34,036
Comfort Systems USA Inc.	136	1,482
CRH PLC SP ADR	2,419	45,114
Desarrolladora Homex SAB de CV SP ADR[a,b]	162	2,146
Drew Industries Inc.[a]	71	2,249
Eagle Materials Inc.	160	8,475
Fortune Brands Home & Security Inc.[a]	579	16,467
Griffon Corp.	187	1,898
Headwaters Inc.[a]	216	1,553

196

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2012

Security	Shares	Value

James Hardie Industries SE SP ADR	317	$15,245
Lennox International Inc.	157	7,858
Louisiana-Pacific Corp.[a]	471	7,437
Martin Marietta Materials Inc.	156	12,840
Masco Corp.	1,280	19,315
NCI Building Systems Inc.[a]	390	4,372
Owens Corning[a]	388	13,033
Quanex Building Products Corp.	135	2,669
Simpson Manufacturing Co. Inc.	127	3,868
Texas Industries Inc.	86	3,709
Trex Co. Inc.[a]	51	1,782
USG Corp.[a,b]	343	9,162

		218,595
CHEMICALS — 2.90%
Agrium Inc.	564	59,525
Air Products and Chemicals Inc.	753	58,380
Airgas Inc.	248	22,065
Albemarle Corp.	312	17,194
American Vanguard Corp.	88	3,144
Ashland Inc.	280	19,922
Cabot Corp.	216	7,724
Celanese Corp. Series A	566	21,502
CF Industries Holdings Inc.	223	45,757
Chemtura Corp.[a,b]	344	5,480
China Green Agriculture Inc.[a]	56	193
Cytec Industries Inc.	161	11,080
Dow Chemical Co. (The)	4,288	125,638
E.I. du Pont de Nemours and Co.	3,335	148,474
Eastman Chemical Co.	543	32,167
Ecolab Inc.	1,051	73,150
Ferro Corp.[a]	308	810
FMC Corp.	492	26,332
Georgia Gulf Corp.	120	4,247
H.B. Fuller Co.	176	5,350
Huntsman Corp.	710	10,678
International Flavors & Fragrances Inc.	286	18,481
Intrepid Potash Inc.[a,b]	182	3,955
Kraton Performance Polymers Inc.[a]	114	2,488
Kronos Worldwide Inc.	72	961
LyondellBasell Industries NV Class A	1,772	94,607
Minerals Technologies Inc.	64	4,586
Monsanto Co.	1,908	164,222
Mosaic Co. (The)	1,102	57,679
NewMarket Corp.	40	10,852
Oil-Dri Corp. of America	18	403
Olin Corp.	253	5,247
OM Group Inc.[a]	116	2,347
OMNOVA Solutions Inc.[a]	216	1,694
PolyOne Corp.	328	6,209
Potash Corp. of Saskatchewan	3,092	124,824
PPG Industries Inc.	546	63,926
Praxair Inc.	1,070	113,645
Quaker Chemical Corp.	44	2,332
Rockwood Holdings Inc.	263	12,072
RPM International Inc.	468	12,477
Sasol Ltd. SP ADR	1,622	68,789
Sensient Technologies Corp.	179	6,512
Sherwin-Williams Co. (The)	304	43,344
Sinopec Shanghai Petrochemical Co. Ltd. Class H SP ADR	84	2,398
Sociedad Quimica y Minera de Chile SA Series B SP ADR	331	19,148
Spartech Corp.[a]	109	933

Security	Shares	Value

Stepan Co.	31	$2,970
Syngenta AG SP ADR	1,670	130,193
Ultrapar Participacoes SA SP ADR	1,356	28,246
Valhi Inc.	40	502
Valspar Corp. (The)	312	17,481
W.R. Grace & Co.[a]	252	16,168
Westlake Chemical Corp.[b]	72	5,476
Zep Inc.	77	1,104

		1,745,083
COAL — 0.16%
Alpha Natural Resources Inc.[a,b]	802	6,873
Arch Coal Inc.	760	6,050
Cloud Peak Energy Inc.[a]	216	4,558
CONSOL Energy Inc.	822	28,901
Peabody Energy Corp.	966	26,951
SunCoke Energy Inc.[a]	256	4,114
Walter Energy Inc.	217	7,586
Yanzhou Coal Mining Co. Ltd. Class H SP ADR	696	10,322

		95,355
COMMERCIAL SERVICES — 1.23%
Aaron’s Inc.	251	7,738
ABM Industries Inc.	157	2,983
Accretive Health Inc.[a,b]	216	2,547
ADT Corp. (The)[a]	824	34,204
Aegean Marine Petroleum Network Inc.	64	346
Alliance Data Systems Corp.[a,b]	175	25,034
Ambow Education Holding Ltd. Class A SP ADR[a]	60	167
American Reprographics Co.[a]	136	521
AMN Healthcare Services Inc.[a]	141	1,399
Arbitron Inc.	97	3,527
Booz Allen Hamilton Holding Corp.	138	1,846
Bridgepoint Education Inc.[a]	87	870
Brink’s Co. (The)	168	4,420
Carriage Services Inc.	50	532
CBIZ Inc.[a,b]	152	839
CDI Corp.	47	808
Cenveo Inc.[a,b]	382	768
Chemed Corp.	74	4,977
Consolidated Graphics Inc.[a]	36	1,062
Convergys Corp.	375	6,304
CoreLogic Inc.[a]	343	8,163
Corporate Executive Board Co. (The)	121	5,440
Corrections Corp. of America	350	11,778
Deluxe Corp.	184	5,798
DeVry Inc.	215	5,646
Dollar Thrifty Automotive Group Inc.[a]	106	8,162
Ennis Inc.	90	1,377
Equifax Inc.	421	21,067
ExamWorks Group Inc.[a,b]	122	1,710
FleetCor Technologies Inc.[a]	177	8,392
Franklin Covey Co.[a]	55	661
FTI Consulting Inc.[a]	149	3,868
Gartner Inc.[a]	320	14,851
Genpact Ltd.[a]	476	8,382
GEO Group Inc. (The)[a]	231	6,403
Global Payments Inc.	282	12,056
Green Dot Corp. Class Aa,b	62	632
H&R Block Inc.	977	17,293
Heartland Payment Systems Inc.	130	3,390

197

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2012

Security	Shares	Value

Hertz Global Holdings Inc.[a,b]	1,105	$14,663
Hill International Inc.[a,b]	93	315
Insperity Inc.	86	2,245
Iron Mountain Inc.	539	18,649
iSoftStone Holdings Ltd. SP ADR[a]	147	704
ITT Educational Services Inc.[a,b]	58	1,246
K12 Inc.[a,b]	91	1,863
KAR Auction Services Inc.[a,b]	184	3,680
Kenexa Corp.[a]	83	3,815
Korn/Ferry International[a]	168	2,250
Landauer Inc.	37	2,144
Lender Processing Services Inc.	299	7,209
Live Nation Entertainment Inc.[a,b]	449	4,108
Mac-Gray Corp.	42	546
Manpower Inc.	280	10,623
MasterCard Inc. Class A	382	176,075
MAXIMUS Inc.	120	6,622
Medifast Inc.[a]	56	1,429
MoneyGram International Inc.[a]	77	1,197
Monster Worldwide Inc.[a,b]	461	2,867
Moody’s Corp.	806	38,817
Navigant Consulting Inc.[a]	184	1,912
New Oriental Education & Technology Group Inc. SP ADR[a]	138	2,327
PHH Corp.[a]	200	4,162
Quad Graphics Inc.	71	1,301
Quanta Services Inc.[a]	740	19,188
Ritchie Bros. Auctioneers Inc.[b]	319	7,174
Robert Half International Inc.	482	12,961
Rollins Inc.	224	5,078
SAIC Inc.	949	10,430
Service Corp. International	777	10,909
Sotheby’s	240	7,471
Stantec Inc.	163	5,583
TAL Education Group Class A SP ADR[a]	48	432
Team Health Holdings Inc.[a]	161	4,284
Team Inc.[a]	63	2,065
TMS International Corp.[a]	38	398
TNS Inc.[a]	88	1,260
Total System Services Inc.	637	14,326
Towers Watson & Co. Class A	210	11,279
TrueBlue Inc.[a]	152	1,984
United Rentals Inc.[a,b]	348	14,150
Universal Technical Institute Inc.	76	974
Valassis Communications Inc.[a]	160	4,163
Viad Corp.	72	1,527
Weight Watchers International Inc.[a]	106	5,327
Western Union Co.	2,184	27,737
WEX Inc.	136	10,034
WNS Holdings Ltd. SP ADR[a]	75	788
WuXi PharmaTech Cayman Inc. SP ADR[a]	250	3,548
Xueda Education Group SP ADR[a,b]	88	253

		740,053
COMPUTERS — 2.33%
3D Systems Corp.[a,b]	184	8,004
Accenture PLC Class A	2,276	153,425
CACI International Inc. Class Aa	88	4,438
Camelot Information Systems Inc. SP ADR[a]	118	155
CGI Group Inc. Class Aa	963	25,134
CIBER Inc.[a,b]	219	683
Computer Sciences Corp.	549	16,717
Diebold Inc.	230	6,843

Security	Shares	Value

DST Systems Inc.	117	$6,674
EMC Corp.[a]	7,446	181,831
Fusion-io Inc.[a,b]	184	4,342
Hewlett-Packard Co.	7,043	97,546
IHS Inc. Class Aa	207	17,469
Imation Corp.[a,b]	116	530
International Business Machines Corp.	4,082	794,072
Lexmark International Inc. Class A	247	5,251
NCR Corp.[a]	560	11,917
Quantum Corp.[a]	824	865
RealD Inc.[a,b]	145	1,356
Spansion Inc. Class Aa	260	2,883
Teradata Corp.[a]	600	40,986
Unisys Corp.[a,b]	160	2,728
VanceInfo Technologies Inc. SP ADR[a]	149	1,135
Wipro Ltd. SP ADR	1,774	13,695

		1,398,679
COSMETICS & PERSONAL CARE — 1.56%
Avon Products Inc.	1,535	23,777
Colgate-Palmolive Co.	1,683	176,648
Estee Lauder Companies Inc. (The) Class A	824	50,775
Procter & Gamble Co. (The)	9,872	683,537
Revlon Inc. Class Aa	40	616

		935,353
DISTRIBUTION & WHOLESALE — 0.20%
Arrow Electronics Inc.[a]	387	13,634
Genuine Parts Co.	536	33,543
Ingram Micro Inc. Class Aa	515	7,828
Owens & Minor Inc.	228	6,491
W.W. Grainger Inc.	216	43,504
Watsco Inc.	88	6,015
WESCO International Inc.[a,b]	152	9,862

		120,877
DIVERSIFIED FINANCIAL SERVICES — 2.20%
AerCap Holdings NVa	314	3,912
Affiliated Managers Group Inc.[a]	182	23,023
Air Lease Corp.[a]	250	5,205
Aircastle Ltd.	253	2,816
American Express Co.	4,062	227,350
Ameriprise Financial Inc.	754	44,011
Artio Global Investors Inc. Class A	113	269
BlackRock Inc.[c]	562	106,600
Cash Store Financial Services Inc. (The)b	769	3,730
Charles Schwab Corp. (The)	3,902	52,989
Cohen & Steers Inc.	72	2,015
Discover Financial Services	1,823	74,743
Doral Financial Corp.[a]	414	393
Duff & Phelps Corp. Class A	138	1,715
Eaton Vance Corp. NVS	392	11,031
Evercore Partners Inc. Class A	93	2,595
Federal Agricultural Mortgage Corp. Class C NVS	31	873
Federated Investors Inc. Class B	333	7,739
Franklin Resources Inc.	491	62,750
FXCM Inc. Class A	60	540
GAMCO Investors Inc. Class A	24	1,176
GFI Group Inc.	234	739
Greenhill & Co. Inc.	104	4,963

198

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2012

Security	Shares	Value

Higher One Holdings Inc.[a,b]	120	$1,516
Imperial Holdings Inc.[a]	61	215
IntercontinentalExchange Inc.[a]	256	33,536
Invesco Ltd.	1,571	38,207
Investment Technology Group Inc.[a]	147	1,241
Janus Capital Group Inc.	664	5,644
Jefferies Group Inc.	658	9,370
JMP Group Inc.	62	344
KB Financial Group Inc. SP ADR[b]	1,259	42,869
KBW Inc.	109	1,771
Knight Capital Group Inc. Class Aa,b	1,476	3,882
Lazard Ltd. Class Ab	424	12,491
Legg Mason Inc.	488	12,434
National Financial Partners Corp.[a,b]	152	2,789
Nationstar Mortgage Holdings Inc.[a,b]	315	11,381
Nelnet Inc. Class A	100	2,441
Noah Holdings Ltd. SP ADR	63	315
Nomura Holdings Inc. SP ADR	12,693	45,695
NYSE Euronext Inc.	904	22,383
Ocwen Financial Corp.[a]	402	15,505
Oppenheimer Holdings Inc. Class A	40	651
ORIX Corp. SP ADR	760	39,026
Piper Jaffray Companies Inc.[a]	70	1,880
Raymond James Financial Inc.	422	16,095
SeaCube Container Leasing Ltd.	88	1,630
Shinhan Financial Group Co. Ltd. SP ADR[b]	1,620	55,436
Stifel Financial Corp.[a,b]	192	6,086
SWS Group Inc.	115	654
TD Ameritrade Holding Corp.	766	12,019
Teton Advisors Inc. Class B	3	39
Visa Inc. Class A	1,890	262,256
Waddell & Reed Financial Inc. Class A	307	10,232
Westwood Holdings Group Inc.	57	2,213
Woori Finance Holdings Co. Ltd. SP ADR[b]	378	10,671

		1,324,094
ELECTRIC — 3.04%
AES Corp. (The)	2,717	28,393
ALLETE Inc.	151	6,285
Alliant Energy Corp.	392	17,522
Ameren Corp.	856	28,145
Ameresco Inc. Class Aa	66	730
American Electric Power Co. Inc.	1,732	76,970
Atlantic Power Corp.[a]	422	6,338
Avista Corp.	206	5,237
Black Hills Corp.	156	5,580
Calpine Corp.[a]	1,502	26,435
Centrais Eletricas Brasileiras SA SP ADR	843	4,687
CH Energy Group Inc.	56	3,642
China Hydroelectric Corp. SP ADR[a]	536	729
Cleco Corp.	216	9,320
CMS Energy Corp.	900	21,888
Companhia Energetica de Minas Gerais SP ADR	227	2,536
Consolidated Edison Inc.	1,043	62,976
CPFL Energia SA SP ADR	505	11,761
Dominion Resources Inc.	2,047	108,041
DTE Energy Co.	600	37,260
Duke Energy Corp.	2,529	166,130
Edison International	1,156	54,263
El Paso Electric Co.	151	5,133
Empire District Electric Co. (The)	151	3,278
Empresa Distribuidora y Comercializadora Norte SA SP ADR[a]	76	144

Security	Shares	Value

Empresa Nacional de Electricidad SA SP ADR	392	$18,765
Enersis SA SP ADR	919	15,568
Entergy Corp.	632	45,871
Exelon Corp.	3,045	108,950
FirstEnergy Corp.	1,493	68,260
Genie Energy Ltd. Class B	71	498
GenOn Energy Inc.[a]	2,971	7,635
Great Plains Energy Inc.	576	12,925
Hawaiian Electric Industries Inc.	344	8,903
Huaneng Power International Inc. Class H SP ADR	273	8,692
IDACORP Inc.	177	7,915
Integrys Energy Group Inc.	280	15,131
ITC Holdings Corp.	184	14,650
Korea Electric Power Corp. SP ADR[a]	1,864	24,027
MDU Resources Group Inc.	617	13,407
National Fuel Gas Co.	280	14,756
NextEra Energy Inc.	1,518	106,351
Northeast Utilities	1,120	44,016
NorthWestern Corp.	128	4,584
NRG Energy Inc.	808	17,421
NV Energy Inc.	833	15,835
OGE Energy Corp.	363	20,902
Ormat Technologies Inc.	64	1,218
Pampa Energia SA SP ADR[a]	160	550
Pepco Holdings Inc.	804	15,975
PG&E Corp.	1,523	64,758
Pike Electric Corp.[a]	62	565
Pinnacle West Capital Corp.	390	20,658
PNM Resources Inc.	280	6,205
Portland General Electric Co.	266	7,288
PPL Corp.	2,032	60,107
Public Service Enterprise Group Inc.	1,796	57,544
SCANA Corp.	433	21,252
Southern Co. (The)	3,138	146,984
TECO Energy Inc.	718	12,831
TransAlta Corp.	840	13,423
UIL Holdings Corp.	222	8,030
Unitil Corp.	108	2,872
UNS Energy Corp.	153	6,524
Westar Energy Inc.	443	13,157
Wisconsin Energy Corp.	834	32,084
Xcel Energy Inc.	1,725	48,731

		1,829,241
ELECTRICAL COMPONENTS & EQUIPMENT — 0.42%
Acuity Brands Inc.	152	9,834
AMETEK Inc.	858	30,502
Belden Inc.	168	6,014
China Ming Yang Wind Power Group Ltd. SP ADR[a]	232	302
Emerson Electric Co.	2,589	125,385
Energizer Holdings Inc.[a]	226	16,491
EnerSys Inc.[a]	180	6,206
Generac Holdings Inc.	86	2,924
General Cable Corp.[a,b]	156	4,451
GrafTech International Ltd.[a]	467	4,908
Hubbell Inc. Class A	10	757
Hubbell Inc. Class B	186	15,572
Nidec Corp. SP ADR	1,586	28,136
Suntech Power Holdings Co. Ltd. SP ADR[a,b]	505	409
Yingli Green Energy Holding Co. Ltd. SP ADR[a]	375	634

		252,525

199

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2012

Security	Shares	Value

ELECTRONICS — 1.23%
Advantest Corp. SP ADR[b]	556	$6,983
Agilent Technologies Inc.	1,254	45,131
Amphenol Corp. Class A	578	34,755
AU Optronics Corp. SP ADR	2,589	9,786
Avnet Inc.[a]	519	14,869
AVX Corp.	184	1,811
Badger Meter Inc.	55	2,356
Benchmark Electronics Inc.[a]	214	3,171
Brady Corp. Class A	152	4,676
Celestica Inc.[a]	702	5,097
Checkpoint Systems Inc.[a,b]	142	1,153
China Digital TV Holding Co. Ltd. SP ADR[a]	191	554
CTS Corp.	120	994
ESCO Technologies Inc.	93	3,482
Honeywell International Inc.	2,790	170,860
Imax Corp.[a]	221	4,992
Jabil Circuit Inc.	664	11,514
Kemet Corp.[a,b]	155	704
Koninklijke Philips Electronics NV NYS	3,359	84,244
Kyocera Corp. SP ADR	596	52,925
LG Display Co. Ltd. SP ADR[a]	1,409	20,910
Methode Electronics Inc.	131	1,326
Mettler-Toledo International Inc.[a]	108	18,292
Nam Tai Electronics Inc.	105	1,243
Park Electrochemical Corp.	68	1,688
PerkinElmer Inc.	407	12,588
Pulse Electronics Corp.	150	82
Rogers Corp.[a]	56	2,207
Sensata Technologies Holding NVa	326	9,183
Stoneridge Inc.[a]	140	696
TE Connectivity Ltd.	1,529	49,203
Thermo Fisher Scientific Inc.	1,313	80,172
Tyco International Ltd.	1,649	44,309
Vishay Intertechnology Inc.[a]	511	4,231
Vishay Precision Group Inc.[a,b]	280	3,654
Waters Corp.[a,b]	305	24,952
Watts Water Technologies Inc. Class A	106	4,264

		739,057
ENERGY — ALTERNATE SOURCES — 0.00%
FutureFuel Corp.	50	590
JinkoSolar Holding Co. Ltd. SP ADR[a]	42	165
LDK Solar Co. Ltd. SP ADR[a,b]	146	127
Renesola Ltd. SP ADR[a]	224	296
REX American Resources Corp.[a]	25	440
Trina Solar Ltd. SP ADR[a]	256	1,062

		2,680
ENGINEERING & CONSTRUCTION — 0.49%
ABB Ltd. SP ADR	7,718	139,387
AECOM Technology Corp.[a]	368	7,901
Chicago Bridge & Iron Co. NV	340	12,767
Dycom Industries Inc.[a]	124	1,766
EMCOR Group Inc.	235	7,558
Empresas ICA SAB de CV SP ADR[a,b]	531	4,588
Engility Holdings Inc.[a]	2	38
Fluor Corp.	597	33,342
Granite Construction Inc.	136	4,109
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	104	4,953

Security	Shares	Value

Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	85	$8,208
Jacobs Engineering Group Inc.[a]	456	17,597
KBR Inc.	536	14,933
MasTec Inc.[a,b]	227	5,121
McDermott International Inc.[a,b]	831	8,900
Mistras Group Inc.[a]	56	1,237
Orion Marine Group Inc.[a]	95	636
Shaw Group Inc. (The)[a]	246	10,772
Tutor Perini Corp.[a]	117	1,186
URS Corp.	256	8,571

		293,570
ENTERTAINMENT — 0.12%
Bally Technologies Inc.[a,b]	149	7,438
Cinemark Holdings Inc.	349	8,617
Dolby Laboratories Inc. Class Aa	188	5,939
International Game Technology	937	12,031
Lions Gate Entertainment Corp.[a]	539	8,990
Marriott Vacations Worldwide Corp.[a]	78	3,068
Pinnacle Entertainment Inc.[a]	220	2,807
Regal Entertainment Group Class Ab	433	6,651
Six Flags Entertainment Corp.	178	10,166
Speedway Motorsports Inc.	46	750
Vail Resorts Inc.	129	7,325

		73,782
ENVIRONMENTAL CONTROL — 0.24%
Calgon Carbon Corp.[a]	200	2,478
Clean Harbors Inc.[a]	168	9,803
Covanta Holding Corp.	424	7,708
Darling International Inc.[a,b]	415	6,860
EnergySolutions Inc.[a]	290	829
Met-Pro Corp.	52	472
Mine Safety Appliances Co.	115	4,439
Progressive Waste Solutions Ltd.	381	7,369
Republic Services Inc.	1,305	36,997
Waste Connections Inc.	406	13,329
Waste Management Inc.	1,609	52,679

		142,963
FOOD — 1.89%
B&G Foods Inc. Class A	168	5,085
BRF - Brasil Foods SA SP ADR	2,576	47,192
Campbell Soup Co.	708	24,971
Cencosud SA SP ADR	1,162	18,790
Chiquita Brands International Inc.[a]	161	1,161
ConAgra Foods Inc.	1,480	41,203
Cosan Ltd. Class Ab	626	10,273
Dean Foods Co.[a]	653	10,997
Delhaize Group SP ADR	360	13,766
Dole Food Co. Inc.[a,b]	128	1,612
Flowers Foods Inc.	463	9,116
Fresh Del Monte Produce Inc.	139	3,499
General Mills Inc.	2,298	92,104
Gruma SAB de CV Series B SP ADR[a]	125	1,450
H.J. Heinz Co.	1,132	65,101
Harris Teeter Supermarkets Inc.	152	5,692
Hershey Co. (The)	602	41,448
Hillshire Brands Co.	423	11,002
Hormel Foods Corp.	485	14,322

200

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2012

Security	Shares	Value

Industrias Bachoco SAB de CV SP ADR	30	$758
Ingredion Inc.	274	16,840
J.M. Smucker Co. (The)	384	32,886
Kellogg Co.	1,290	67,493
Kroger Co. (The)	1,863	46,985
McCormick & Co. Inc	30	1,845
McCormick & Co. Inc. NVS	425	26,189
Pilgrim’s Pride Corp.[a]	202	1,137
Post Holdings Inc.[a]	98	3,092
Ralcorp Holdings Inc.[a]	196	14,149
Safeway Inc.	868	14,157
Smithfield Foods Inc.[a]	517	10,583
SUPERVALU Inc.[b]	755	2,348
Sysco Corp.	2,088	64,874
Tootsie Roll Industries Inc.[b]	65	1,732
TreeHouse Foods Inc.[a]	127	6,801
Tyson Foods Inc. Class A	1,009	16,961
Unilever NV NYS	6,136	225,130
Unilever PLC SP ADR	4,316	160,944
Weis Markets Inc.	40	1,646

		1,135,334
FOREST PRODUCTS & PAPER — 0.21%
Boise Inc.	301	2,525
Buckeye Technologies Inc.	143	3,747
Clearwater Paper Corp.[a]	83	3,282
Deltic Timber Corp.	43	2,918
Domtar Corp.	128	10,208
Fibria Celulose SA SP ADR[a]	700	6,167
International Paper Co.	1,555	55,716
KapStone Paper and Packaging Corp.[a]	152	3,339
MeadWestvaco Corp.	595	17,666
Neenah Paper Inc.	55	1,424
P.H. Glatfelter Co.	164	2,921
Resolute Forest Products Inc.[a,b]	361	4,404
Sappi Ltd. SP ADR[a]	1,442	3,980
Schweitzer-Mauduit International Inc.	111	3,888
Wausau Paper Corp.	173	1,431
Xerium Technologies Inc.[a]	129	409

		124,025
GAS — 0.61%
AGL Resources Inc.	420	17,148
Atmos Energy Corp.	322	11,582
CenterPoint Energy Inc.	1,406	30,468
Chesapeake Utilities Corp.	55	2,583
Just Energy Group Inc.	462	4,759
Laclede Group Inc. (The)	72	2,998
National Grid PLC SP ADR	2,527	144,064
New Jersey Resources Corp.	152	6,758
NiSource Inc.	1,000	25,470
Northwest Natural Gas Co.	94	4,374
Piedmont Natural Gas Co.	255	8,127
Questar Corp.	632	12,792
Sempra Energy	812	56,637
South Jersey Industries Inc.	115	5,818
Southwest Gas Corp.	164	7,129
UGI Corp.	392	12,658
Vectren Corp.	280	8,280
WGL Holdings Inc.	178	7,079

		368,724

Security	Shares	Value

HAND & MACHINE TOOLS — 0.13%
Kennametal Inc.	293	$10,378
Regal Beloit Corp.	155	10,103
Snap-on Inc.	207	16,007
Stanley Black & Decker Inc.	599	41,511

		77,999
HEALTH CARE — PRODUCTS — 1.47%
Alere Inc.[a]	307	5,894
Baxter International Inc.	1,963	122,943
Becton, Dickinson and Co.	712	53,884
Boston Scientific Corp.[a]	5,044	25,926
C.R. Bard Inc.	299	28,761
Cantel Medical Corp.	72	1,873
CareFusion Corp.[a]	796	21,142
China Kanghui Holdings Inc. SP ADR[a]	72	2,203
Cooper Companies Inc. (The)	168	16,125
Covidien PLC	1,718	94,404
CryoLife Inc.[a]	99	613
Edwards Lifesciences Corp.[a]	408	35,427
Greatbatch Inc.[a]	83	1,824
Haemonetics Corp.[a]	90	7,353
Hanger Inc.[a]	120	3,042
Hill-Rom Holdings Inc.	222	6,236
Hospira Inc.[a]	586	17,984
Invacare Corp.	109	1,488
Luxottica Group SpA SP ADR	498	18,954
Medtronic Inc.	3,673	152,723
Mindray Medical International Ltd. SP ADR	305	10,373
Nordion Inc.	200	1,296
ResMed Inc.[a]	517	20,649
Smith & Nephew PLC SP ADR	649	34,378
St. Jude Medical Inc.	1,107	42,354
Steris Corp.	192	6,837
Stryker Corp.	1,209	63,593
Symmetry Medical Inc.[a]	128	1,172
Teleflex Inc.	149	10,125
Varian Medical Systems Inc.[a]	403	26,904
West Pharmaceutical Services Inc.	120	6,464
Zimmer Holdings Inc.	633	40,645

		883,589
HEALTH CARE — SERVICES — 1.24%
Aetna Inc.	1,192	52,090
AMERIGROUP Corp.[a]	176	16,076
Assisted Living Concepts Inc. Class A	72	570
Brookdale Senior Living Inc.[a,b]	405	9,501
Capital Senior Living Corp.[a]	97	1,560
Centene Corp.[a]	179	6,799
China Cord Blood Corp.[a,b]	137	404
Cigna Corp.	994	50,694
Community Health Systems Inc.[a]	314	8,610
Concord Medical Services Holdings Ltd. SP ADR	80	352
Covance Inc.[a]	200	9,742
Coventry Health Care Inc.	483	21,078
DaVita Inc.[a]	343	38,594
Emeritus Corp.[a]	83	1,863
Five Star Quality Care Inc.[a,b]	200	1,052
Fresenius Medical Care AG & Co. KGaA SP ADR	747	52,574
HCA Holdings Inc.	664	18,864

201

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2012

Security	Shares	Value

Health Management Associates Inc. Class Aa	843	$6,154
Health Net Inc.[a]	294	6,327
HealthSouth Corp.[a]	341	7,546
Humana Inc.	582	43,225
Kindred Healthcare Inc.[a]	184	1,803
Laboratory Corp. of America Holdings[a]	340	28,808
MEDNAX Inc.[a]	173	11,934
Metropolitan Health Networks Inc.[a]	162	1,771
Molina Healthcare Inc.[a]	106	2,657
Quest Diagnostics Inc.	564	32,554
Select Medical Holdings Corp.[a]	176	1,864
Sunrise Senior Living Inc.[a]	191	2,749
Tenet Healthcare Corp.[a]	382	9,015
Triple-S Management Corp. Class Ba	72	1,299
UnitedHealth Group Inc.	3,661	205,016
Universal American Corp.[a]	106	958
Universal Health Services Inc. Class B	320	13,245
Vanguard Health Systems Inc.[a]	98	949
WellCare Health Plans Inc.[a]	152	7,235
WellPoint Inc.	1,165	71,391

		746,923
HOLDING COMPANIES — DIVERSIFIED — 0.04%
Administradora de Fondos de Pensiones Provida SA SP ADR	40	4,262
Arlington Asset Investment Corp. Class A	24	534
Leucadia National Corp.	736	16,707

		21,503
HOME BUILDERS — 0.23%
Beazer Homes USA Inc.[a]	118	1,946
Brookfield Residential Properties Inc.[a]	373	6,453
D.R. Horton Inc.	972	20,373
Hovnanian Enterprises Inc. Class Aa,b	424	1,823
KB Home	225	3,596
Lennar Corp. Class Ab	552	20,683
Lennar Corp. Class B	40	1,135
M.D.C. Holdings Inc.	131	5,009
M/I Homes Inc.[a]	66	1,469
Meritage Homes Corp.[a]	122	4,512
NVR Inc.[a]	18	16,267
PulteGroup Inc.[a]	1,246	21,606
Ryland Group Inc. (The)	155	5,250
Standard-Pacific Corp.[a]	485	3,347
Thor Industries Inc.	170	6,465
Toll Brothers Inc.[a]	535	17,660
Winnebago Industries Inc.[a]	104	1,310

		138,904
HOME FURNISHINGS — 0.22%
Ethan Allen Interiors Inc.	96	2,823
Furniture Brands International Inc.[a]	168	255
Harman International Industries Inc.	248	10,399
La-Z-Boy Inc.[a]	184	2,985
Panasonic Corp. SP ADR[b]	7,435	41,116
Sony Corp. SP ADR	3,569	41,900
Tempur-Pedic International Inc.[a]	230	6,081
Whirlpool Corp.	277	27,057

		132,616

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 0.40%
ACCO Brands Corp.[a]	376	$2,722
American Greetings Corp. Class Ab	136	2,335
Avery Dennison Corp.	352	11,398
Blyth Inc.	40	914
Church & Dwight Co. Inc.	510	25,888
Clorox Co. (The)	461	33,330
CSS Industries Inc.	32	643
Jarden Corp.	280	13,944
Kimberly-Clark Corp.	1,422	118,666
Prestige Brands Holdings Inc.[a,b]	178	3,095
Scotts Miracle-Gro Co. (The) Class A	152	6,507
Spectrum Brands Holdings Inc.[a]	191	8,689
Tupperware Brands Corp.	200	11,820

		239,951
HOUSEWARES — 0.05%
Newell Rubbermaid Inc.	1,001	20,661
Toro Co. (The)	218	9,204

		29,865
INSURANCE — 4.54%
ACE Ltd.	1,192	93,751
Aegon NV NYS	6,924	38,636
Aflac Inc.	1,639	81,589
Alleghany Corp.[a]	60	20,856
Allied World Assurance Co. Holdings Ltd.	123	9,877
Allstate Corp. (The)	1,667	66,647
American Equity Investment Life Holding Co.	214	2,463
American Financial Group Inc.	287	11,136
American International Group Inc.[a]	5,024	175,488
American Safety Insurance Holdings Ltd.[a]	38	641
Aon PLC	1,105	59,615
Arthur J. Gallagher & Co.	431	15,275
Aspen Insurance Holdings Ltd.	251	8,120
Assurant Inc.	303	11,456
Assured Guaranty Ltd.	642	8,917
Aviva PLC SP ADR[b]	5,176	55,797
Axis Capital Holdings Ltd.	397	14,379
Berkshire Hathaway Inc. Class Ba	6,792	586,489
Brown & Brown Inc.	413	10,552
China Life Insurance Co. Ltd. Class H SP ADR	1,792	79,171
Chubb Corp. (The)	951	73,208
Citizens Inc.[a,b]	188	1,916
CNA Financial Corp.	944	27,735
CNO Financial Group Inc.	805	7,712
Endurance Specialty Holdings Ltd.	144	5,839
Everest Re Group Ltd.	146	16,213
FBL Financial Group Inc. Class A	33	1,126
Fidelity National Financial Inc. Class A	745	15,950
First American Financial Corp.	376	8,554
Flagstone Reinsurance Holdings SA	190	1,680
Genworth Financial Inc. Class Aa	1,739	10,364
Hanover Insurance Group Inc. (The)	141	5,092
Hartford Financial Services Group Inc. (The)	1,490	32,348
HCC Insurance Holdings Inc.	344	12,260
Hilltop Holdings Inc.[a]	147	1,998
Horace Mann Educators Corp.	141	2,709
ING Groep NV SP ADR[a]	13,729	121,639
Kemper Corp.	156	4,836

202

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2012

Security	Shares	Value

Kingsway Financial Services Inc.[a]	35	$114
Lincoln National Corp.	984	24,393
Loews Corp.	1,177	49,764
Manulife Financial Corp.	6,537	80,928
Markel Corp.[a]	33	15,574
Marsh & McLennan Companies Inc.	1,944	66,154
MBIA Inc.[a]	536	5,306
Meadowbrook Insurance Group Inc.	187	1,051
Mercury General Corp.	105	4,256
MetLife Inc.	3,061	108,635
MGIC Investment Corp.[a]	640	1,101
Montpelier Re Holdings Ltd.[b]	174	3,979
Old Republic International Corp.	869	8,586
OneBeacon Insurance Group Ltd. Class A	84	1,134
PartnerRe Ltd.	186	15,066
Phoenix Companies Inc. (The)[a]	29	874
Platinum Underwriters Holdings Ltd.	110	4,884
Primerica Inc.	177	5,002
Principal Financial Group Inc.	1,057	29,110
ProAssurance Corp.	104	9,298
Progressive Corp. (The)	1,987	44,310
Protective Life Corp.	282	7,699
Prudential Financial Inc.	1,662	94,817
Prudential PLC SP ADR	4,415	121,324
Radian Group Inc.[b]	472	2,214
Reinsurance Group of America Inc.	248	13,124
RenaissanceRe Holdings Ltd.[b]	184	14,970
RLI Corp.	62	4,227
Seabright Holdings Inc.	78	856
StanCorp Financial Group Inc.	158	5,427
Stewart Information Services Corp.	71	1,656
Sun Life Financial Inc.	2,149	53,295
Symetra Financial Corp.	360	4,302
Torchmark Corp.	338	17,099
Travelers Companies Inc. (The)	1,378	97,755
Unum Group	1,016	20,605
Validus Holdings Ltd.[b]	318	11,384
W.R. Berkley Corp.	414	16,100
White Mountains Insurance Group Ltd.[b]	21	10,767
Willis Group Holdings PLC	608	20,471
XL Group PLC	1,096	27,115

		2,726,760
INTERNET — 0.19%
Active Network Inc. (The)[a]	157	1,391
AOL Inc.[a]	335	11,501
Bankrate Inc.[a]	168	1,803
Dice Holdings Inc.[a]	184	1,625
E-Commerce China Dangdang Inc. SP ADR[a,b]	649	2,453
Giant Interactive Group Inc. SP ADR	782	4,027
IntraLinks Holdings Inc.[a]	708	3,958
LinkedIn Corp. Class Aa	300	32,079
Pandora Media Inc.[a,b]	405	3,398
Qihoo 360 Technology Co. Ltd. SP ADR[a]	235	4,834
Rackspace Hosting Inc.[a]	406	25,858
Renren Inc. SP ADR[a,b]	938	3,067
Safeguard Scientifics Inc.[a,b]	292	4,628
SouFun Holdings Ltd. SP ADR	200	3,614
XO Group Inc.[a]	224	1,803
Youku Inc. SP ADR[a]	484	9,583

		115,622

Security	Shares	Value

IRON & STEEL — 0.59%
AK Steel Holding Corp.[b]	390	$1,966
Allegheny Technologies Inc.	391	10,303
ArcelorMittal NYS[b]	3,113	45,979
Carpenter Technology Corp.	181	8,798
Cliffs Natural Resources Inc.	514	18,643
Commercial Metals Co.	409	5,628
Companhia Siderurgica Nacional SA SP ADR	2,499	13,594
Mechel OAO SP ADR	536	3,404
Metals USA Holdings Corp.[a]	120	1,750
Nucor Corp.	1,133	45,467
POSCO SP ADR[b]	993	77,831
Reliance Steel & Aluminum Co.	267	14,509
Ternium SA SP ADR	732	15,028
United States Steel Corp.[b]	510	10,399
Vale SA SP ADR	4,486	82,183

		355,482
LEISURE TIME — 0.29%
Brunswick Corp.	314	7,407
Callaway Golf Co.	230	1,256
Carnival Corp.	1,495	56,631
Carnival PLC SP ADR[b]	637	25,181
Harley-Davidson Inc.	813	38,016
Life Time Fitness Inc.[a,b]	143	6,419
Polaris Industries Inc.	228	19,266
Royal Caribbean Cruises Ltd.	538	18,114
WMS Industries Inc.[a,b]	202	3,319

		175,609
LODGING — 0.37%
7 Days Group Holdings Ltd. SP ADR[a]	152	1,832
Boyd Gaming Corp.[a]	200	1,234
Choice Hotels International Inc.	117	3,661
Hyatt Hotels Corp. Class Aa	140	5,110
InterContinental Hotels Group PLC	962	23,684
Las Vegas Sands Corp.	1,396	64,830
Marcus Corp.	72	785
Marriott International Inc. Class A	904	32,978
MGM Resorts International[a,b]	1,294	13,341
Orient-Express Hotels Ltd. Class Aa,b	335	3,929
Red Lion Hotels Corp.[a]	62	409
Ryman Hospitality Properties Inc.	163	6,359
Starwood Hotels & Resorts Worldwide Inc.	699	36,243
Wyndham Worldwide Corp.	497	25,049

		219,444
MACHINERY — 1.15%
AGCO Corp.[a]	328	14,927
Alamo Group Inc.	19	637
Albany International Corp. Class A	92	2,021
Applied Industrial Technologies Inc.	136	5,520
Babcock & Wilcox Co. (The)[a]	416	10,720
Briggs & Stratton Corp.	179	3,535
Cascade Corp.	30	1,950
Caterpillar Inc.	2,336	198,116
CNH Global NVa	104	4,659
Cummins Inc.	658	61,576
Deere & Co.	1,410	120,470

203

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2012

Security	Shares	Value

Flowserve Corp.	181	$24,524
Gardner Denver Inc.	184	12,757
Graco Inc.	216	10,381
IDEX Corp.	296	12,589
Intermec Inc.[a]	183	1,241
Joy Global Inc.	376	23,481
Kadant Inc.[a]	42	1,020
Kubota Corp. SP ADR	869	44,545
Lindsay Corp.	43	3,284
Manitowoc Co. Inc. (The)	416	5,928
NACCO Industries Inc. Class A	21	1,063
Robbins & Myers Inc.	136	8,062
Rockwell Automation Inc.	505	35,885
Roper Industries Inc.	344	37,555
Sauer-Danfoss Inc.	40	1,602
Tennant Co.	59	2,208
Terex Corp.[a]	392	8,840
Wabtec Corp.	169	13,841
Xylem Inc.	662	16,060

		688,997
MACHINERY — CONSTRUCTION & MINING — 0.00%
Hyster-Yale Materials Handling Inc.[a]	21	862
Hyster-Yale Materials Handling Inc. Class Ba	21	863

		1,725
MANUFACTURING — 3.35%
3M Co.	2,477	216,985
A.O. Smith Corp.	137	8,326
Actuant Corp. Class A	246	6,947
AptarGroup Inc.	220	11,282
AZZ Inc.	88	3,471
Barnes Group Inc.	171	3,913
Blount International Inc.[a,b]	173	2,289
Carlisle Companies Inc.	216	11,999
CLARCOR Inc.	181	8,188
Colfax Corp.[a]	200	6,878
Cooper Industries PLC	562	42,116
Crane Co.	182	7,640
Danaher Corp.	2,091	108,167
Donaldson Co. Inc.	481	15,522
Dover Corp.	647	37,668
Eaton Corp.	1,197	56,522
EnPro Industries Inc.[a]	72	2,632
Fabrineta	116	1,117
Federal Signal Corp.[a]	221	1,275
General Electric Co.	37,800	796,068
GP Strategies Corp.[a]	56	1,078
Harsco Corp.	285	5,697
Hexcel Corp.[a]	350	8,946
Hillenbrand Inc.	223	4,565
Illinois Tool Works Inc.	1,687	103,464
Ingersoll-Rand PLC	1,102	51,827
ITT Corp.	345	7,176
John Bean Technologies Corp.	104	1,604
Koppers Holdings Inc.	72	2,570
Leggett & Platt Inc.	508	13,477
LSB Industries Inc.[a]	66	2,658
Lydall Inc.[a]	58	749
Movado Group Inc.	64	2,028
Myers Industries Inc.	122	1,809

Security	Shares	Value

NL Industries Inc.	19	$193
Pall Corp.	410	25,814
Parker Hannifin Corp.	527	41,454
Pentair Ltd. Registered	730	30,835
Polypore International Inc.[a,b]	168	5,927
Siemens AG SP ADR	2,948	297,483
SPX Corp.	176	12,072
Standex International Corp.	43	1,988
STR Holdings Inc.[a]	147	316
Sturm, Ruger & Co. Inc.[b]	69	3,259
Textron Inc.	992	25,008
Tredegar Corp.	81	1,375
Trinity Industries Inc.	296	9,259

		2,011,636
MEDIA — 1.69%
A.H. Belo Corp. Class A	67	335
Belo Corp. Class A	330	2,468
Cablevision NY Group Class A	747	13,013
CBS Corp. Class A	31	1,007
CBS Corp. Class B NVS	2,107	68,267
Demand Media Inc.[a]	89	759
Dolan Co. (The)[a]	100	463
E.W. Scripps Co. (The) Class Aa	112	1,188
Entercom Communications Corp. Class Aa,b	168	1,094
Entravision Communications Corp. Class A	491	663
FactSet Research Systems Inc.	151	13,673
Gannett Co. Inc.	792	13,385
Grupo Televisa SAB SP ADR	1,838	41,539
John Wiley & Sons Inc. Class A	164	7,114
Journal Communications Inc. Class Aa	142	797
McGraw-Hill Companies Inc. (The)	986	54,506
Meredith Corp.[b]	130	4,351
New York Times Co. (The) Class Aa	456	3,730
Nielsen Holdings NVa	467	13,506
Pearson PLC SP ADR	2,830	56,883
Promotora de Informaciones SA Class A SP ADR[a]	312	515
Promotora de Informaciones SA Class B SP ADR	328	558
Reed Elsevier NV SP ADR	1,306	35,040
Reed Elsevier PLC SP ADR	1,080	42,196
Scripps Networks Interactive Inc. Class A	295	17,912
Shaw Communications Inc. Class B	1,265	27,628
Thomson Reuters Corp.	1,339	37,840
Time Warner Cable Inc.	1,098	108,823
Time Warner Inc.	3,410	148,164
Walt Disney Co. (The)	5,913	290,151
Washington Post Co. (The) Class B	22	7,337
World Wrestling Entertainment Inc. Class A	122	987

		1,015,892
METAL FABRICATE & HARDWARE — 0.29%
A.M. Castle & Co.[a]	64	778
Ampco-Pittsburgh Corp.	29	512
CIRCOR International Inc.	60	2,069
Furmanite Corp.[a,b]	132	667
Kaydon Corp.	116	2,594
Mueller Industries Inc.	136	5,957
Mueller Water Products Inc. Class A	552	2,876
Precision Castparts Corp.	520	89,996
RTI International Metals Inc.[a,b]	105	2,393
Sims Metal Management Ltd. SP ADR	726	7,093

204

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2012

Security	Shares	Value

Tenaris SA SP ADR	837	$31,488
Timken Co. (The)	300	11,847
Valmont Industries Inc.	90	12,159
Worthington Industries Inc.	210	4,540

		174,969
MINING — 3.31%
Agnico-Eagle Mines Ltd.	616	34,798
Alcoa Inc.	3,787	32,455
Alumina Ltd. SP ADR	1,913	7,499
Aluminum Corp. of China Ltd. Class H SP ADR[a,b]	562	6,053
AMCOL International Corp.	95	3,000
AngloGold Ashanti Ltd. SP ADR	785	26,674
AuRico Gold Inc.[a]	977	8,158
Barrick Gold Corp.	3,593	145,516
BHP Billiton Ltd. SP ADR	5,774	408,453
BHP Billiton PLC SP ADR[b]	3,595	230,008
Cameco Corp.	1,400	27,090
Coeur d’Alene Mines Corp.[a]	319	9,860
Compania de Minas Buenaventura SA SP ADR	779	27,857
Compass Minerals International Inc.	118	9,304
DRDGOLD Ltd. SP ADR	48	322
Eldorado Gold Corp.	2,542	37,672
Endeavour Silver Corp.[a]	297	2,709
First Majestic Silver Corp.[a]	413	9,582
Fortuna Silver Mines Inc.[a]	561	3,091
Franco-Nevada Corp.[b]	512	29,455
Freeport-McMoRan Copper & Gold Inc.	3,370	131,026
Gold Fields Ltd. SP ADR	1,477	18,477
Goldcorp Inc.	2,887	130,579
Harmony Gold Mining Co. Ltd. SP ADR[b]	685	5,686
Hecla Mining Co.	995	6,547
HudBay Minerals Inc.	615	5,713
IAMGOLD Corp.	1,329	20,719
Jaguar Mining Inc.[a,b]	289	301
Kinross Gold Corp.	4,088	40,839
Materion Corp.	72	1,508
McEwen Mining Inc.[a]	639	3,106
Molycorp Inc.[a,b]	297	3,089
Newmont Mining Corp.	1,755	95,735
Noranda Aluminium Holding Corp.	188	1,152
Pretium Resources Inc.[a]	264	3,569
Primero Mining Corp.[a]	129	957
Rio Tinto PLC SP ADR	4,399	219,862
Silver Wheaton Corp.	1,281	51,881
Silvercorp Metals Inc.	622	3,869
Southern Copper Corp.	584	22,250
Sterlite Industries (India) Ltd. SP ADR	489	3,663
Stillwater Mining Co.a	406	4,226
Teck Resources Ltd. Class B	2,062	65,737
Thompson Creek Metals Co. Inc.[a,b]	536	1,415
Titanium Metals Corp.	310	3,630
Turquoise Hill Resources Ltd.[a]	1,404	11,078
USEC Inc.[a,b]	525	355
Vulcan Materials Co.	464	21,330
Yamana Gold Inc.	2,697	54,506

		1,992,361
OFFICE & BUSINESS EQUIPMENT — 0.28%
Canon Inc. SP ADR	3,922	126,092
Pitney Bowes Inc.	727	10,440
Xerox Corp.	4,566	29,405

		165,937

Security	Shares	Value

OFFICE FURNISHINGS — 0.02%
HNI Corp.	170	$4,678
Knoll Inc.	168	2,418
Steelcase Inc. Class A	311	3,113

		10,209
OIL & GAS — 12.57%
Advantage Oil & Gas Ltd.[a]	584	2,102
Alon USA Energy Inc.	50	656
Anadarko Petroleum Corp.	1,792	123,307
Apache Corp.	1,400	115,850
Atwood Oceanics Inc.[a]	205	9,799
Baytex Energy Corp.	427	19,454
Berry Petroleum Co. Class A	170	6,547
Bill Barrett Corp.[a,b]	165	3,780
Bonanza Creek Energy Inc.[a,b]	115	2,849
BP PLC SP ADR	11,364	487,402
BPZ Resources Inc.[a,b]	375	1,080
Cabot Oil & Gas Corp.	742	34,859
Callon Petroleum Co.[a,b]	136	778
Canadian Natural Resources Ltd.	3,770	113,854
Cenovus Energy Inc.	2,709	95,655
Chesapeake Energy Corp.	2,347	47,550
Chevron Corp.	7,025	774,225
China Petroleum & Chemical Corp. Class H SP ADR	560	58,918
Cimarex Energy Co.	305	17,440
CNOOC Ltd. SP ADR	575	118,191
Cobalt International Energy Inc.[a]	892	18,562
Comstock Resources Inc.[a,b]	168	2,876
Concho Resources Inc.[a]	369	31,778
ConocoPhillips	4,134	239,152
Continental Resources Inc.[a]	139	9,989
CVR Energy Inc.[a]	300	11,025
Delek US Holdings Inc.	96	2,472
Denbury Resources Inc.[a]	1,381	21,171
Devon Energy Corp.	1,347	78,409
Diamond Offshore Drilling Inc.	497	34,412
Ecopetrol SA SP ADR	893	52,875
Encana Corp.	2,622	59,126
Endeavour International Corp.[a,b]	136	987
Energen Corp.	258	12,036
Enerplus Corp.	686	11,031
Eni SpA SP ADR	4,428	203,201
Ensco PLC Class A	824	47,644
EOG Resources Inc.	955	111,248
EPL Oil & Gas Inc.[b]	151	3,268
EQT Corp.	533	32,316
Equal Energy Ltd.[a]	120	376
EXCO Resources Inc.	706	5,719
Exxon Mobil Corp.	16,523	1,506,402
Forest Oil Corp.[a]	406	3,077
GMX Resources Inc.[a,b]	201	98
Goodrich Petroleum Corp.[a,b]	98	1,208
Harvest Natural Resources Inc.[a]	120	1,048
Helmerich & Payne Inc.	378	18,068
Hess Corp.	1,100	57,486
HollyFrontier Corp.	721	27,852
Hyperdynamics Corp.[a]	933	812

205

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2012

Security	Shares	Value

InterOil Corp.[a]	123	$7,931
Kodiak Oil & Gas Corp.[a]	952	8,796
Kosmos Energy Ltd.[a]	268	3,050
Laredo Petroleum Holdings Inc.[a]	108	2,191
Lone Pine Resources Inc.[a]	300	450
Magnum Hunter Resources Corp.[a,b]	672	2,567
Marathon Oil Corp.	2,533	76,142
Marathon Petroleum Corp.	1,216	66,795
McMoRan Exploration Co.[a,b]	383	4,569
Miller Energy Resources Inc.[a]	115	520
Murphy Oil Corp.	659	39,540
Nabors Industries Ltd.[a]	1,016	13,706
Newfield Exploration Co.[a]	474	12,855
Nexen Inc.	1,912	45,697
Noble Corp.[a]	890	33,589
Noble Energy Inc.	624	59,286
Oasis Petroleum Inc.[a,b]	294	8,635
Occidental Petroleum Corp.	2,873	226,852
Panhandle Oil and Gas Inc.	27	731
Parker Drilling Co.[a]	414	1,793
Pengrowth Energy Corp.	1,848	11,069
Penn Virginia Corp.	161	728
Penn West Petroleum Ltd.	1,725	22,408
Petrobras Argentina SA Class B SP ADR[a]	226	990
PetroChina Co. Ltd. Class H SP ADR	744	101,005
Petroleo Brasileiro SA SP ADR	5,457	115,743
PetroQuest Energy Inc.[a]	213	1,299
Phillips 66	2,257	106,440
Pioneer Natural Resources Co.	431	45,535
Plains Exploration & Production Co.[a]	463	16,511
Precision Drilling Corp.[a]	983	7,078
QEP Resources Inc.	632	18,328
Quicksilver Resources Inc.[a]	431	1,668
Range Resources Corp.	569	37,190
Resolute Energy Corp.[a,b]	182	1,616
Rowan Companies PLC[a]	456	14,460
Royal Dutch Shell PLC Class A SP ADR	6,653	455,597
Royal Dutch Shell PLC Class B SP ADR	4,711	332,738
SandRidge Energy Inc.[a,b]	1,404	8,733
Seadrill Ltd.[b]	1,267	51,111
SM Energy Co.	228	12,294
Southwestern Energy Co.[a]	1,234	42,820
Statoil ASA SP ADR	3,416	83,863
Stone Energy Corp.[a,b]	174	4,105
Suncor Energy Inc.	5,539	186,221
Swift Energy Co.[a]	152	2,540
Talisman Energy Inc.	3,677	41,918
Tesoro Corp.[a]	509	19,194
Total SA SP ADR	7,623	384,199
Transocean Ltd.	1,238	56,564
Ultra Petroleum Corp.[a,b]	541	12,340
Unit Corp.[a,b]	169	6,819
VAALCO Energy Inc.[a,b]	200	1,634
Valero Energy Corp.	1,969	57,298
W&T Offshore Inc.	129	2,187
Western Refining Inc.	237	5,894
Whiting Petroleum Corp.[a]	418	17,564
WPX Energy Inc.[a]	698	11,824
YPF SA SP ADR	401	4,479

		7,559,719

Security	Shares	Value

OIL & GAS SERVICES — 1.49%
Baker Hughes Inc.	1,576	$66,145
Basic Energy Services Inc.[a,b]	150	1,558
C&J Energy Services Inc.[a]	120	2,326
Cal Dive International Inc.[a,b]	335	422
Cameron International Corp.[a]	879	44,513
CARBO Ceramics Inc.[b]	70	5,176
Compagnie Generale de Geophysique-Veritas SP ADR[a,b]	520	16,890
Core Laboratories NV	190	19,695
Dresser-Rand Group Inc.[a,b]	268	13,810
Dril-Quip Inc.[a,b]	135	9,350
Exterran Holdings Inc.[a,b]	228	4,555
Flotek Industries Inc.[a]	176	1,955
FMC Technologies Inc.[a]	856	35,010
Global Geophysical Services Inc.[a,b]	137	633
Halliburton Co.	3,302	106,622
Helix Energy Solutions Group Inc.[a]	360	6,224
Hornbeck Offshore Services Inc.[a]	112	3,880
ION Geophysical Corp.[a,b]	423	2,733
Key Energy Services Inc.[a]	508	3,322
National Oilwell Varco Inc.	1,534	113,056
Natural Gas Services Group Inc.[a]	75	1,189
Newpark Resources Inc.[a,b]	323	2,193
North American Energy Partners Inc.[a]	221	674
Oceaneering International Inc.	387	20,252
Oil States International Inc.[a]	196	14,328
RPC Inc.	261	2,991
Schlumberger Ltd.	4,856	337,638
SEACOR Holdings Inc.[a]	66	5,789
Superior Energy Services Inc.[a]	551	11,202
Targa Resources Corp.	182	9,269
TETRA Technologies Inc.[a,b]	272	1,455
Thermon Group Holdings Inc.[a,b]	69	1,714
Weatherford International Ltd.[a]	2,424	27,391
Willbros Group Inc.[a,b]	170	869

		894,829
PACKAGING & CONTAINERS — 0.21%
Ball Corp.	521	22,314
Bemis Co. Inc.	328	10,840
Crown Holdings Inc.[a]	510	19,508
Graphic Packaging Holding Co.[a]	514	3,043
Greif Inc. Class A	88	3,693
Greif Inc. Class B	20	906
Owens-Illinois Inc.[a]	616	12,006
Packaging Corp. of America	364	12,838
Rock-Tenn Co. Class A	241	17,639
Sealed Air Corp.	620	10,056
Sonoco Products Co.	342	10,647

		123,490
PHARMACEUTICALS — 8.34%
Abbott Laboratories	5,621	368,288
Allergan Inc.	1,103	99,182
AmerisourceBergen Corp.	904	35,654
AstraZeneca PLC SP ADR	4,466	207,222
Bristol-Myers Squibb Co.	6,017	200,065
Cardinal Health Inc.	1,234	50,754
Dr. Reddy’s Laboratories Ltd. SP ADR	409	13,309
Elan Corp. PLC SP ADR[a]	1,741	18,803

206

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2012

Security	Shares	Value

Eli Lilly and Co.	4,159	$202,252
Forest Laboratories Inc.[a]	936	31,553
GlaxoSmithKline PLC SP ADR	8,935	401,182
Herbalife Ltd.[b]	399	20,489
Johnson & Johnson	9,871	699,064
McKesson Corp.	852	79,500
Mead Johnson Nutrition Co. Class A	727	44,827
Medicis Pharmaceutical Corp. Class A	200	8,682
Merck & Co. Inc.	10,906	497,641
Novartis AG SP ADR	8,527	515,542
Novo-Nordisk A/S SP ADR	1,482	237,550
Omega Protein Corp.[a]	70	456
Omnicare Inc.	414	14,295
Opko Health Inc.[a,b]	540	2,311
Pfizer Inc.	26,743	665,098
PharMerica Corp.[a]	104	1,271
Sanofi SP ADR	8,258	362,113
Schiff Nutrition International Inc.[a,b]	98	3,316
Simcere Pharmaceutical Group SP ADR[a]	182	1,480
Teva Pharmaceutical Industries Ltd. SP ADR	3,308	133,709
USANA Health Sciences Inc.[a,b]	25	1,079
Valeant Pharmaceuticals International Inc.[a]	1,102	61,635
Watson Pharmaceuticals Inc.[a]	452	38,849

		5,017,171
PIPELINES — 0.87%
Enbridge Inc.	2,863	113,861
Kinder Morgan Inc.	2,266	78,653
ONEOK Inc.	733	34,671
Pembina Pipeline Corp.	1,049	29,319
SemGroup Corp. Class Aa	150	5,796
Spectra Energy Corp.	2,334	67,383
TransCanada Corp.	2,536	114,703
Transportadora de Gas del Sur SA SP ADR[a]	252	406
Williams Companies Inc. (The)	2,231	78,063

		522,855
REAL ESTATE — 0.31%
Alexander & Baldwin Inc.[a]	148	4,282
Brookfield Asset Management Inc. Class A	1,945	66,986
Brookfield Office Properties Inc.	1,808	27,897
CBRE Group Inc. Class Aa	1,135	20,453
E-House (China) Holdings Ltd. SP ADR	438	1,778
Forest City Enterprises Inc. Class Aa	514	8,250
Forestar Group Inc.[a,b]	127	2,033
Gafisa SA SP ADR[a]	762	2,796
Gazit-Globe Ltd.	184	2,042
HFF Inc. Class Aa,b	128	1,783
Howard Hughes Corp. (The)[a]	116	8,120
IRSA Inversiones y Representaciones SA SP ADR	92	664
Jones Lang LaSalle Inc.	154	11,972
Kennedy-Wilson Holdings Inc.	200	2,840
Realogy Holdings Corp.[a]	466	16,562
St. Joe Co. (The)[a]	337	6,673

		185,131
REAL ESTATE INVESTMENT TRUSTS — 3.21%
Acadia Realty Trust[b]	168	4,314
AG Mortgage Investment Trust Inc.	50	1,198
Agree Realty Corp.[b]	92	2,322

Security	Shares	Value

Alexander’s Inc.	8	$3,552
Alexandria Real Estate Equities Inc.	216	15,213
American Assets Trust Inc.	194	5,271
American Campus Communities Inc.	328	14,862
American Tower Corp.	1,424	107,213
Annaly Capital Management Inc.	3,433	55,409
Anworth Mortgage Asset Corp.	472	2,898
Apartment Investment and Management Co. Class A	535	14,279
Apollo Commercial Real Estate Finance Inc.[b]	71	1,201
Apollo Residential Mortgage Inc.	81	1,796
ARMOUR Residential REIT Inc.	1,022	7,358
Ashford Hospitality Trust Inc.	242	2,079
Associated Estates Realty Corp.	319	4,782
AvalonBay Communities Inc.	342	46,362
BioMed Realty Trust Inc.	536	10,248
Boston Properties Inc.	535	56,871
Brandywine Realty Trust	478	5,545
BRE Properties Inc. Class A	264	12,764
Camden Property Trust[b]	295	19,361
Campus Crest Communities Inc.	100	1,109
CapLease Inc.[b]	268	1,375
Capstead Mortgage Corp.	299	3,684
CBL & Associates Properties Inc.	565	12,639
Cedar Realty Trust Inc.[b]	235	1,243
Chatham Lodging Trust	139	1,800
Chesapeake Lodging Trust	115	2,168
Chimera Investment Corp.[b]	3,647	9,737
Colonial Properties Trust[b]	312	6,749
Colony Financial Inc.	119	2,381
CommonWealth REIT	296	4,058
CoreSite Realty Corp.	80	1,818
Corporate Office Properties Trust	256	6,387
Cousins Properties Inc.	296	2,489
CreXus Investment Corp.	239	2,689
CubeSmart	415	5,445
CYS Investments Inc.	512	6,871
DCT Industrial Trust Inc.	872	5,624
DDR Corp.[b]	846	12,995
DiamondRock Hospitality Co.	734	6,224
Digital Realty Trust Inc.	439	26,968
Douglas Emmett Inc.[b]	456	10,693
Duke Realty Corp.	982	14,219
DuPont Fabros Technology Inc.[b]	222	4,764
Dynex Capital Inc.	223	2,212
EastGroup Properties Inc.	130	6,768
Education Realty Trust Inc.	376	3,959
Entertainment Properties Trust	168	7,468
Equity Lifestyle Properties, Inc.	137	9,224
Equity One Inc.	219	4,577
Equity Residential	1,055	60,568
Essex Property Trust Inc.	126	18,900
Excel Trust Inc.	199	2,448
Extra Space Storage Inc.	366	12,623
Federal Realty Investment Trust[b]	221	23,830
FelCor Lodging Trust Inc.[a]	440	1,936
First Industrial Realty Trust Inc.[a]	283	3,778
First Potomac Realty Trust	178	2,120
General Growth Properties Inc.	3,115	61,241
Getty Realty Corp.	103	1,886
Glimcher Realty Trust	535	5,708
Government Properties Income Trust[b]	134	2,973
Gramercy Capital Corp.[a,b]	1,042	3,032
Granite Real Estate Inc.	168	6,162

207

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2012

Security	Shares	Value

Hatteras Financial Corp.	328	$8,945
HCP Inc.	1,532	67,868
Health Care REIT Inc.	908	53,962
Healthcare Realty Trust Inc.[b]	279	6,554
Hersha Hospitality Trust[b]	534	2,440
Highwoods Properties Inc.	261	8,417
Home Properties Inc.	168	10,213
Hospitality Properties Trust[b]	440	10,173
Host Hotels & Resorts Inc.	2,530	36,584
Hudson Pacific Properties Inc.	189	3,585
Inland Real Estate Corp.[b]	276	2,255
Invesco Mortgage Capital Inc.	409	8,765
iStar Financial Inc.[a]	305	2,663
Kilroy Realty Corp.	251	11,147
Kimco Realty Corp.	1,384	27,016
Kite Realty Group Trust	215	1,176
LaSalle Hotel Properties	303	7,254
Lexington Realty Trust[b]	495	4,698
Liberty Property Trust	408	14,329
LTC Properties Inc.	106	3,499
Macerich Co. (The)	472	26,904
Mack-Cali Realty Corp.	280	7,277
Medical Properties Trust Inc.	394	4,523
MFA Financial Inc.	1,256	10,262
Mid-America Apartment Communities Inc.	152	9,836
Monmouth Real Estate Investment Corp. Class Ab	216	2,398
MPG Office Trust Inc.[a,b]	257	833
National Health Investors Inc.	85	4,540
National Retail Properties Inc.[b]	376	11,912
Newcastle Investment Corp.	582	5,034
NorthStar Realty Finance Corp.	512	3,364
Omega Healthcare Investors Inc.[b]	367	8,419
One Liberty Properties Inc.[b]	154	2,909
Parkway Properties Inc.	98	1,349
Pebblebrook Hotel Trust	210	4,456
Pennsylvania Real Estate Investment Trust[b]	198	3,273
PennyMac Mortgage Investment Trust[c]	144	3,663
Piedmont Office Realty Trust Inc. Class A	616	10,965
Plum Creek Timber Co. Inc.	582	25,550
Post Properties Inc.	181	8,835
Prologis Inc.	1,629	55,858
PS Business Parks Inc.	93	5,964
Public Storage	515	71,394
RAIT Financial Trust	163	910
Ramco-Gershenson Properties Trust	162	2,100
Rayonier Inc.	434	21,270
Realty Income Corp.	487	19,125
Redwood Trust Inc.[b]	249	3,882
Regency Centers Corp.[b]	329	15,799
Resource Capital Corp.	264	1,547
RLJ Lodging Trust	361	6,433
Rouse Properties Inc.	190	2,861
Saul Centers Inc.[b]	48	2,077
Senior Housing Properties Trust	593	13,034
Simon Property Group Inc.	1,067	162,408
SL Green Realty Corp.[b]	317	23,870
Sovran Self Storage Inc.	98	5,664
Starwood Property Trust Inc.	382	8,755
Strategic Hotels & Resorts Inc.[a]	606	3,327
Summit Hotel Properties Inc.	140	1,156
Sun Communities Inc.[b]	181	7,598
Sunstone Hotel Investors Inc.[a]	421	4,159
Tanger Factory Outlet Centers Inc.	338	10,637

Security	Shares	Value

Taubman Centers Inc.	217	$17,045
Terreno Realty Corp.	120	1,831
Two Harbors Investment Corp.	988	11,787
UDR Inc.	878	21,309
Universal Health Realty Income Trust	46	2,274
Urstadt Biddle Properties Inc. Class A	72	1,364
Ventas Inc.	1,042	65,927
Vornado Realty Trust	591	47,404
Washington Real Estate Investment Trust	233	5,990
Weingarten Realty Investors[b]	399	10,773
Weyerhaeuser Co.	1,894	52,445
Winthrop Realty Trust	90	985

		1,927,247
RETAIL — 4.71%
Abercrombie & Fitch Co. Class A	295	9,021
Advance Auto Parts Inc.	264	18,728
Aeropostale Inc.[a]	286	3,418
American Eagle Outfitters Inc.	614	12,814
ANN INC.[a]	157	5,520
Arcos Dorados Holdings Inc. Class Ab	433	5,590
Asbury Automotive Group Inc.[a]	116	3,679
AutoNation Inc.[a,b]	361	16,028
AutoZone Inc.[a]	130	48,750
Barnes & Noble Inc.[a]	148	2,492
Best Buy Co. Inc.	961	14,617
Big Lots Inc.[a]	225	6,554
Biglari Holdings Inc.[a]	6	2,122
Brinker International Inc.	274	8,439
Brown Shoe Co. Inc.	158	2,493
Buckle Inc. (The)[b]	97	4,381
Cabela’s Inc.[a]	174	7,797
CarMax Inc.[a]	807	27,236
Cash America International Inc.	104	4,065
Cato Corp. (The) Class A	99	2,810
CEC Entertainment Inc.	71	2,201
Chico’s FAS Inc.	575	10,695
Chipotle Mexican Grill Inc.[a,b]	113	28,762
Christopher & Banks Corp.	114	356
Country Style Cooking Restaurant Chain Co. Ltd. SP ADR[a]	42	329
CVS Caremark Corp.	4,568	211,955
Darden Restaurants Inc.	462	24,310
Dick’s Sporting Goods Inc.	341	17,050
Dillard’s Inc. Class A	102	7,854
DineEquity Inc.[a]	56	3,511
Dollar General Corp.[a]	978	47,550
Domino’s Pizza Inc.	205	8,327
DSW Inc. Class A	118	7,386
Express Inc.[a]	274	3,050
Family Dollar Stores Inc.	407	26,846
Fifth & Pacific Companies Inc.[a]	445	4,886
Foot Locker Inc.	552	18,492
GameStop Corp. Class A	445	10,159
Gap Inc. (The)	1,032	36,863
Genesco Inc.[a]	86	4,928
GNC Holdings Inc. Class A	380	14,695
Group 1 Automotive Inc.	86	5,333
Guess? Inc.	222	5,501
Harry Winston Diamond Corp.[a]	271	3,875
Haverty Furniture Companies Inc.	66	991
hhgregg Inc.[a,b]	80	483
Home Depot Inc. (The)	5,400	331,452

208

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2012

Security	Shares	Value

J.C. Penney Co. Inc.	697	$16,735
Kohl’s Corp.	790	42,091
Krispy Kreme Doughnuts Inc.[a,b]	206	1,531
Limited Brands Inc.	852	40,802
Lithia Motors Inc. Class A	81	2,770
Lowe’s Companies Inc.	4,310	139,558
Lumber Liquidators Holdings Inc.[a]	105	5,861
Macy’s Inc.	1,488	56,648
MarineMax Inc.[a]	83	683
McDonald’s Corp.	3,612	313,522
Men’s Wearhouse Inc. (The)	163	5,345
MSC Industrial Direct Co. Inc. Class A	168	12,533
New York & Co. Inc.[a,b]	272	917
Nordstrom Inc.	545	30,940
Nu Skin Enterprises Inc. Class A	209	9,892
Office Depot Inc.[a]	984	2,440
OfficeMax Inc.[a]	305	2,242
Penske Automotive Group Inc.	168	5,141
Pep Boys - Manny, Moe & Jack (The)	216	2,158
Pier 1 Imports Inc.	321	6,548
PVH Corp.	244	26,838
RadioShack Corp.[b]	357	800
Regis Corp.	205	3,415
Rite Aid Corp.[a,b]	2,437	2,827
Ruby Tuesday Inc.[a,b]	278	2,007
Saks Inc.[a,b]	438	4,503
Sally Beauty Holdings Inc.[a]	643	15,483
Signet Jewelers Ltd.	290	15,010
Sonic Automotive Inc. Class A	129	2,503
Stage Stores Inc.	73	1,788
Steinway Musical Instruments Inc.[a]	26	628
Systemax Inc.[a]	40	438
Target Corp.	2,342	149,302
Teavana Holdings Inc.[a]	45	475
Tiffany & Co.	440	27,817
Tim Hortons Inc.	557	27,672
TJX Companies Inc. (The)	2,617	108,946
Vitamin Shoppe Inc.[a]	98	5,609
Wal-Mart Stores Inc.	5,935	445,244
Walgreen Co.	3,104	109,354
Williams-Sonoma Inc.	312	14,424
World Fuel Services Corp.	261	9,057
Yum! Brands Inc.	1,612	113,017
Zale Corp.[a]	92	661

		2,830,569
SAVINGS & LOANS — 0.06%
Astoria Financial Corp.	319	3,200
BankUnited Inc.	167	3,959
Flagstar Bancorp Inc.[a]	100	1,380
New York Community Bancorp Inc.	1,556	21,566
Provident Financial Services Inc.	197	2,955
Provident New York Bancorp	139	1,269

		34,329
SEMICONDUCTORS — 0.58%
Advanced Micro Devices Inc.[a,b]	2,224	4,559
Advanced Semiconductor Engineering Inc. SP ADR	3,704	14,075
Aeroflex Holding Corp.[a]	135	859
Emulex Corp.[a]	312	2,171
Fairchild Semiconductor International Inc.[a]	456	5,363

Security	Shares	Value

Freescale Semiconductor Ltd.[a,b]	189	$1,690
Inphi Corp.[a]	72	603
International Rectifier Corp.[a,b]	248	3,841
LSI Corp.[a]	2,040	13,974
Magnachip Semiconductor Corp.[a]	136	1,530
MaxLinear Inc. Class Aa	64	364
MEMC Electronic Materials Inc.[a]	821	2,069
Semiconductor Manufacturing International Corp. SP ADR[a]	1,333	2,519
STMicroelectronics NV NYS	2,347	13,824
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	16,171	257,119
Teradyne Inc.[a,b]	662	9,678
United Microelectronics Corp. SP ADR	8,182	15,382

		349,620
SHIPBUILDING — 0.01%
Huntington Ingalls Industries Inc.[a]	178	7,544

		7,544
SOFTWARE — 0.83%
Broadridge Financial Solutions Inc.	440	10,098
Dun & Bradstreet Corp. (The)	162	13,128
Envestnet Inc.[a]	72	1,007
Fair Isaac Corp.	136	6,338
Fidelity National Information Services Inc.	874	28,728
InterXion Holding NVa	160	3,419
Konami Corp. SP ADR	345	7,969
MSCI Inc. Class Aa	426	11,476
NetSuite Inc.[a,b]	104	6,605
PROS Holdings Inc.[a]	72	1,392
Red Hat Inc.[a]	688	33,829
Rosetta Stone Inc.[a]	43	504
Salesforce.com Inc.[a]	457	66,713
SAP AG SP ADR[b]	3,252	237,071
Schawk Inc.	40	494
ServiceNow Inc.[a,b]	91	2,789
SolarWinds Inc.[a]	230	11,636
Solera Holdings Inc.	259	12,124
SYNNEX Corp.[a]	88	2,850
Tyler Technologies Inc.[a]	154	7,363
VeriFone Systems Inc.[a]	370	10,967
VMware Inc. Class Aa	285	24,159

		500,659
STORAGE & WAREHOUSING — 0.00%
Wesco Aircraft Holdings Inc.[a]	150	2,003

		2,003
TELECOMMUNICATIONS — 5.31%
Alcatel-Lucent SP ADR[a,b]	8,007	8,327
Amdocs Ltd.[a]	556	18,387
America Movil SAB de CV Series L SP ADR	7,540	190,687
Anixter International Inc.	102	5,979
AT&T Inc.	20,653	714,387
BCE Inc.	2,772	121,025
British Telecommunications PLC SP ADR	2,834	97,433
Calix Inc.[a]	126	838
Cellcom Israel Ltd.	150	1,332
CenturyLink Inc.	2,231	85,626
China Mobile Ltd. SP ADR	3,754	207,934

209

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2012

Security	Shares	Value

China Telecom Corp. Ltd. Class H SP ADR	463	$27,294
China Unicom (Hong Kong) Ltd. SP ADR	1,624	26,130
Chunghwa Telecom Co. Ltd. SP ADR	697	21,663
Cincinnati Bell Inc.[a]	707	3,683
Corning Inc.	5,324	62,557
Crown Castle International Corp.[a]	1,032	68,886
DigitalGlobe Inc.[a,b]	174	4,514
France Telecom SA SP ADR	6,886	77,261
Harris Corp.	412	18,861
IDT Corp. Class B	71	719
Juniper Networks Inc.[a]	1,816	30,091
KT Corp. SP ADR	1,505	25,510
Level 3 Communications Inc.[a]	756	15,498
Mahanagar Telephone Nigam Ltd. SP ADR[a]	15	15
MetroPCS Communications Inc.[a]	1,090	11,129
Mobile TeleSystems OJSC SP ADR	2,140	36,680
Motorola Solutions Inc.	1,014	52,404
NeoPhotonics Corp.[a]	56	294
NeuStar Inc. Class Aa	249	9,111
Nippon Telegraph and Telephone Corp. SP ADR	5,519	125,944
Nokia OYJ SP ADR[b]	13,587	36,277
NTT DOCOMO Inc. SP ADR	4,832	69,581
Oi SA SP ADR	331	1,542
Philippine Long Distance Telephone Co. SP ADR	352	22,363
Plantronics Inc.	168	5,450
Portugal Telecom SGPS SA SP ADR	1,958	9,810
Premiere Global Services Inc.[a]	184	1,564
Primus Telecommunications Group Inc.	220	3,219
PT Indosat Tbk SP ADR	112	3,697
PT Telekomunikasi Indonesia SP ADR	891	36,219
Rogers Communications Inc. Class B	1,284	56,393
SK Telecom Co. Ltd. SP ADR	789	12,332
Sprint Nextel Corp.[a]	10,847	60,092
Tata Communications Ltd. SP ADR	90	796
Telecom Argentina SA SP ADR	287	2,824
Telecom Italia SpA RNC SP ADR	2,135	17,016
Telecom Italia SpA SP ADR	3,485	32,027
Telefonica SA SP ADR	15,980	209,977
Telephone & Data Systems Inc.	344	8,555
TELUS Corp. NVS	531	34,149
TIM Participacoes SA SP ADR	563	9,785
Turkcell Iletisim Hizmetleri AS SP ADR[a]	1,118	16,982
United States Cellular Corp.[a,b]	55	2,034
Verizon Communications Inc.	10,202	455,417
VimpelCom Ltd. SP ADR	1,032	11,373
Vonage Holdings Corp.[a]	574	1,303

		3,190,976
TEXTILES — 0.03%
Mohawk Industries Inc.[a]	198	16,527
UniFirst Corp.	55	3,826

		20,353
TOYS, GAMES & HOBBIES — 0.00%
LeapFrog Enterprises Inc.[a]	178	1,574

		1,574
TRANSPORTATION — 1.58%
Baltic Trading Ltd.	58	198
Bristow Group Inc.	132	6,589

Security	Shares	Value

CAI International Inc.[a]	44	$975
Canadian National Railway Co.	1,556	134,407
Canadian Pacific Railway Ltd.	610	56,157
Celadon Group Inc.	80	1,368
Con-way Inc.	198	5,764
Costamare Inc.	47	636
CSX Corp.	3,718	76,108
Danaos Corp.[a]	160	440
DHT Holdings Inc.	18	76
Diana Shipping Inc.[a]	232	1,670
Excel Maritime Carriers Ltd.[a,b]	177	74
FedEx Corp.	1,045	96,130
Frontline Ltd.[b]	184	583
Genco Shipping & Trading Ltd.[a]	110	334
Genesee & Wyoming Inc. Class Aa	142	10,291
Guangshen Railway Co. Ltd. Class H SP ADR	104	1,785
GulfMark Offshore Inc. Class Aa	94	3,038
International Shipholding Corp.	24	401
Kansas City Southern Industries Inc.	392	31,540
Kirby Corp.[a,b]	182	10,461
Knight Transportation Inc.	200	3,024
Matson Inc.	148	3,145
MFC Industrial Ltd.	166	1,379
Navios Maritime Holdings Inc.[b]	276	1,079
Nordic American Tankers Ltd.	170	1,428
Norfolk Southern Corp.	1,139	69,878
Overseas Shipholding Group Inc.[b]	95	106
Roadrunner Transportation Systems Inc.[a]	55	959
Ryder System Inc.	168	7,580
Safe Bulkers Inc.	88	484
Scorpio Tankers Inc.[a,b]	710	3,870
Seaspan Corp.	130	2,063
Ship Finance International Ltd.	152	2,338
Swift Transportation Co.[a]	281	2,740
Teekay Corp.	153	4,683
Teekay Tankers Ltd. Class A	348	1,197
Tidewater Inc.	184	8,742
Tsakos Energy Navigation Ltd.	236	1,027
Union Pacific Corp.	1,680	206,690
United Parcel Service Inc. Class B	2,603	190,670

		952,107
TRUCKING & LEASING — 0.03%
Fly Leasing Ltd. SP ADR	93	1,246
GATX Corp.	168	6,965
Greenbrier Companies Inc. (The)[a]	85	1,480
TAL International Group Inc.	108	3,687
Textainer Group Holdings Ltd.	65	1,963

		15,341
WATER — 0.12%
American States Water Co.	67	2,949
American Water Works Co. Inc.	624	22,926
Aqua America Inc.	492	12,492
California Water Service Group	150	2,763
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	200	16,802
SJW Corp.	46	1,115

210

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

October 31, 2012

Security	Shares	Value

Veolia Environnement SP ADR	1,336	$13,280

		72,327

TOTAL COMMON STOCKS (Cost: $69,957,291)		59,967,086

SHORT-TERM INVESTMENTS — 2.20%

MONEY MARKET FUNDS — 2.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	1,159,639	1,159,639
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	82,787	82,787
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	81,662	81,662

		1,324,088

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,324,088)		1,324,088

TOTAL INVESTMENTS IN SECURITIES — 101.93% (Cost: $71,281,379)		61,291,174
Other Assets, Less Liabilities — (1.93)%		(1,163,032)

NET ASSETS — 100.00%		$60,128,142

NVS  —  Non-Voting Shares

NYS  —  New York Registered Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

211

Schedule of Investments (Unaudited)

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.89%

COMPUTERS - MEMORY DEVICES — 4.38%
SanDisk Corp.[a]	201,086	$8,397,351

		8,397,351
ELECTRONIC COMPONENTS — SEMICONDUCTORS — 50.08%
Advanced Micro Devices Inc.[a,b]	968,804	1,986,048
Altera Corp.	222,036	6,767,657
Avago Technologies Ltd.	226,650	7,486,250
Broadcom Corp. Class Aa	466,577	14,713,506
Cree Inc.[a,b]	158,765	4,815,342
Intel Corp.	667,632	14,437,542
Mellanox Technologies Ltd.[a,b]	56,935	4,382,287
MEMC Electronic Materials Inc.[a,b]	316,201	796,827
Micron Technology Inc.[a]	1,334,737	7,240,948
NVIDIA Corp.[a]	590,783	7,071,673
Rubicon Technology Inc.[a,b]	30,712	266,887
Spreadtrum Communications Inc. SP ADR	57,018	1,314,265
STMicroelectronics NV NYS	127,709	752,206
Texas Instruments Inc.	570,843	16,034,980
Xilinx Inc.	244,436	8,007,723

		96,074,141
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS — 24.66%
Cirrus Logic Inc.[a,b]	88,434	3,604,570
Hittite Microwave Corp.[a,b]	43,159	2,444,525
Linear Technology Corp.	250,981	7,845,666
Marvell Technology Group Ltd.	771,420	6,086,504
NXP Semiconductors NVa	338,838	8,220,210
Power Integrations Inc.	39,478	1,167,759
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	1,127,709	17,930,573

		47,299,807
SEMICONDUCTOR EQUIPMENT — 19.61%
Applied Materials Inc.	1,357,746	14,392,108
KLA-Tencor Corp.	161,541	7,514,887
Lam Research Corp.[a]	242,857	8,597,138
MKS Instruments Inc.	72,400	1,710,812
Teradyne Inc.[a,b]	256,855	3,755,220
Veeco Instruments Inc.[a,b]	53,617	1,646,042

		37,616,207
WIRELESS EQUIPMENT — 1.16%
InterDigital Inc.[b]	58,378	2,223,618

		2,223,618

TOTAL COMMON STOCKS
(Cost: $256,018,328)		191,611,124

Security	Shares	Value

SHORT-TERM INVESTMENTS — 9.09%

MONEY MARKET FUNDS — 9.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	16,133,299	$16,133,299
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	1,151,756	1,151,756
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	152,213	152,213

		17,437,268

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,437,268)		17,437,268

TOTAL INVESTMENTS IN SECURITIES — 108.98%
(Cost: $273,455,596)		209,048,392
Other Assets, Less Liabilities — (8.98)%		(17,234,231)

NET ASSETS — 100.00%		$191,814,161

NYS  —  New York Registered Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

212

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.89%

BUILDING MATERIALS — 0.36%
Eagle Materials Inc.	47,519	$2,517,081
Martin Marietta Materials Inc.[a]	47,580	3,916,310

		6,433,391
COAL — 1.29%
Alpha Natural Resources Inc.[a,b]	228,598	1,959,085
Arch Coal Inc.	219,638	1,748,318
CONSOL Energy Inc.	236,086	8,300,784
Peabody Energy Corp.	278,350	7,765,965
SunCoke Energy Inc.[a,b]	72,846	1,170,635
Walter Energy Inc.	64,555	2,256,843

		23,201,630
ENGINEERING & CONSTRUCTION — 0.14%
McDermott International Inc.[a,b]	244,287	2,616,314

		2,616,314
FOREST PRODUCTS & PAPER — 1.43%
Domtar Corp.	37,286	2,973,559
International Paper Co.	453,047	16,232,674
MeadWestvaco Corp.	180,132	5,348,119
Resolute Forest Products Inc.[a,b]	102,602	1,251,744

		25,806,096
MANUFACTURING — 0.20%
AptarGroup Inc.	69,154	3,546,217

		3,546,217
MINING — 16.90%
Agnico-Eagle Mines Ltd.	177,810	10,044,487
Alcoa Inc.	1,106,529	9,482,954
Allied Nevada Gold Corp.[a,b]	84,882	3,133,843
AuRico Gold Inc.[b]	292,454	2,441,991
Barrick Gold Corp.	1,036,932	41,995,746
Cameco Corp.	410,026	7,934,003
Coeur d’Alene Mines Corp.[a,b]	93,199	2,880,781
Compass Minerals International Inc.	34,293	2,704,003
Eldorado Gold Corp.	739,494	10,959,301
First Majestic Silver Corp.[b]	119,737	2,777,898
Franco-Nevada Corp.[a]	150,345	8,649,348
Freeport-McMoRan Copper & Gold Inc.	983,724	38,247,189
Globe Specialty Metals Inc.	66,208	995,106
Goldcorp Inc.	840,451	38,013,599
Hecla Mining Co.	294,319	1,936,619
IAMGOLD Corp.	390,032	6,080,599
Kinross Gold Corp.	1,179,698	11,785,183
Molycorp Inc.[a,b]	88,151	916,770
New Gold Inc.[b]	479,327	5,622,506
Newmont Mining Corp.	514,174	28,048,192
NovaGold Resources Inc.[a,b]	231,997	1,136,785
Pan American Silver Corp.	157,900	3,473,800

Security	Shares	Value

Royal Gold Inc.	66,450	$5,852,916
Silver Standard Resources Inc.[a,b]	83,812	1,276,457
Silver Wheaton Corp.	366,510	14,843,655
Silvercorp Metals Inc.[a]	177,292	1,102,756
Stillwater Mining Co.[a,b]	120,090	1,250,137
Teck Resources Ltd. Class B	497,710	15,866,995
Titanium Metals Corp.	76,306	893,543
Turquoise Hill Resources Ltd.[b]	363,715	2,869,711
Vulcan Materials Co.	134,212	6,169,726
Yamana Gold Inc.	778,150	15,726,412

		305,113,011
OIL & GAS — 59.36%
Anadarko Petroleum Corp.	517,824	35,631,469
Apache Corp.	405,421	33,548,588
Atwood Oceanics Inc.[a,b]	58,978	2,819,148
Baytex Energy Corp.	124,769	5,684,476
Berry Petroleum Co. Class A	48,326	1,861,034
Bill Barrett Corp.[a,b]	49,913	1,143,507
Cabot Oil & Gas Corp.	217,787	10,231,633
Canadian Natural Resources Ltd.	1,134,832	34,271,926
Cenovus Energy Inc.	783,105	27,651,438
Cheniere Energy Inc.[a,b]	221,674	3,566,735
Chesapeake Energy Corp.	538,293	10,905,816
Chevron Corp.	1,217,663	134,198,639
Cimarex Energy Co.	89,228	5,102,057
Cobalt International Energy Inc.[a,b]	182,435	3,796,472
Concho Resources Inc.[b]	108,173	9,315,859
ConocoPhillips	1,258,683	72,814,811
Continental Resources Inc.[b]	58,167	4,179,881
CVR Energy Inc.[a,b]	15,440	567,420
Denbury Resources Inc.[a,b]	405,727	6,219,795
Devon Energy Corp.	389,837	22,692,412
Diamond Offshore Drilling Inc.	72,099	4,992,135
Encana Corp.	762,800	17,201,140
Energen Corp.	74,807	3,489,747
Energy XXI (Bermuda) Ltd.[a]	82,332	2,725,189
Enerplus Corp.[a]	203,900	3,278,712
EOG Resources Inc.	279,828	32,597,164
EQT Corp.	155,158	9,407,229
EXCO Resources Inc.	150,656	1,220,314
Exxon Mobil Corp.	1,555,749	141,837,636
Forest Oil Corp.[b]	121,423	920,386
Gulfport Energy Corp.[a,b]	51,441	1,706,812
Helmerich & Payne Inc.	109,694	5,243,373
Hess Corp.	307,779	16,084,530
HollyFrontier Corp.	211,110	8,155,179
Marathon Oil Corp.	730,517	21,959,341
Marathon Petroleum Corp.	350,510	19,253,514
McMoRan Exploration Co.[a,b]	104,154	1,242,557
Murphy Oil Corp.	191,062	11,463,720
Nabors Industries Ltd.[b]	301,161	4,062,662
Newfield Exploration Co.[b]	139,632	3,786,820
Nexen Inc.	548,231	13,102,721
Noble Corp.	261,989	9,887,465
Noble Energy Inc.	184,221	17,502,837
Oasis Petroleum Inc.[a,b]	73,465	2,157,667
Occidental Petroleum Corp.	839,378	66,277,287
Patterson-UTI Energy Inc.[a]	157,483	2,548,075
Pengrowth Energy Corp.[a]	522,825	3,131,722
Penn West Petroleum Ltd.	494,620	6,425,114
Phillips 66	649,681	30,638,956

213

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

Pioneer Natural Resources Co.	127,414	$13,461,289
Plains Exploration & Production Co.[b]	133,377	4,756,224
Precision Drilling Corp.[b]	243,649	1,754,273
QEP Resources Inc.	184,367	5,346,643
Range Resources Corp.	168,248	10,996,689
Rosetta Resources Inc.[a,b]	54,673	2,517,145
Rowan Companies PLC[b]	128,807	4,084,470
SandRidge Energy Inc.[a,b]	361,798	2,250,384
SM Energy Co.	67,597	3,644,830
Southwestern Energy Co.[a,b]	360,559	12,511,397
Suncor Energy Inc.	1,594,203	53,597,105
Swift Energy Co.[a,b]	44,449	742,743
Talisman Energy Inc.	1,068,733	12,183,556
Tesoro Corp.	145,001	5,467,988
Transocean Ltd.	372,311	17,010,890
Ultra Petroleum Corp.[a,b]	158,806	3,622,365
Unit Corp.[a,b]	44,877	1,810,787
Valero Energy Corp.	571,419	16,628,293
W&T Offshore Inc.[a]	35,767	606,251
Western Refining Inc.[a]	61,348	1,525,725
Whiting Petroleum Corp.[b]	122,066	5,129,213
WPX Energy Inc.[a,b]	206,074	3,490,894

		1,071,642,274
OIL & GAS SERVICES — 13.60%
Baker Hughes Inc.	455,449	19,115,194
Cameron International Corp.[b]	255,061	12,916,289
CARBO Ceramics Inc.[a]	20,448	1,512,130
Core Laboratories NV	49,059	5,085,456
Dresser-Rand Group Inc.[a,b]	78,476	4,043,868
Dril-Quip Inc.[a,b]	37,756	2,614,980
FMC Technologies Inc.[b]	246,792	10,093,793
Halliburton Co.	961,435	31,044,736
Helix Energy Solutions Group Inc.[b]	101,549	1,755,782
Key Energy Services Inc.[a,b]	155,917	1,019,697
Lufkin Industries Inc.	34,857	1,743,199
National Oilwell Varco Inc.	441,907	32,568,546
Oceaneering International Inc.	111,911	5,856,303
Oil States International Inc.[a,b]	56,576	4,135,706
RPC Inc.[a]	68,376	783,589
Schlumberger Ltd.	1,375,259	95,621,758
SEACOR Holdings Inc.[b]	20,660	1,812,089
Superior Energy Services Inc.[b]	162,479	3,303,198
Targa Resources Corp.	29,951	1,525,404
Weatherford International Ltd.[b]	787,789	8,902,016

		245,453,733
PACKAGING & CONTAINERS — 2.17%
Ball Corp.	160,479	6,873,315
Bemis Co. Inc.	107,158	3,541,572
Crown Holdings Inc.[b]	154,551	5,911,576
Graphic Packaging Holding Co.[a,b]	134,855	798,342
Greif Inc. Class A	31,404	1,317,712
Owens-Illinois Inc.[b]	171,333	3,339,280
Packaging Corp. of America	101,637	3,584,737
Rock-Tenn Co. Class A	73,448	5,375,659
Sealed Air Corp.	181,380	2,941,984
Silgan Holdings Inc.	50,921	2,205,388
Sonoco Products Co.	104,484	3,252,587

		39,142,152

Security	Shares	Value

PIPELINES — 4.06%
Kinder Morgan Inc.	655,399	$22,748,899
Pembina Pipeline Corp.	299,425	8,368,929
Spectra Energy Corp.	676,452	19,529,169
Williams Companies Inc. (The)	649,193	22,715,263

		73,362,260
RETAIL — 0.14%
World Fuel Services Corp.	74,584	2,588,065

		2,588,065
TRANSPORTATION — 0.24%
Bristow Group Inc.	37,127	1,853,380
Tidewater Inc.	51,703	2,456,409

		4,309,789

TOTAL COMMON STOCKS
(Cost: $1,799,502,624)		1,803,214,932

SHORT-TERM INVESTMENTS — 2.63%

MONEY MARKET FUNDS — 2.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	43,445,166	43,445,166
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	3,101,551	3,101,551
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	901,920	901,920

		47,448,637

TOTAL SHORT-TERM INVESTMENTS
(Cost: $47,448,637)		47,448,637

TOTAL INVESTMENTS IN SECURITIES — 102.52%
(Cost: $1,846,951,261)		1,850,663,569
Other Assets, Less Liabilities — (2.52)%		(45,410,949)

NET ASSETS — 100.00%		$1,805,252,620

[a]	All or a portion of this security represents a security on loan. See Note 3.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

214

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.89%

COMMERCIAL SERVICES — 5.55%
Alliance Data Systems Corp.[a,b]	10,278	$1,470,268
Automatic Data Processing Inc.	99,872	5,771,603
Booz Allen Hamilton Holding Corp.	7,994	106,960
Cardtronics Inc.[a,b]	9,028	256,485
Convergys Corp.	23,174	389,555
CoreLogic Inc.[a]	21,828	519,506
CoStar Group Inc.[a,b]	5,523	457,857
Euronet Worldwide Inc.[a,b]	9,864	200,141
FleetCor Technologies Inc.[a,b]	8,418	399,097
Gartner Inc.[a]	19,218	891,907
Genpact Ltd.	27,526	484,733
Global Payments Inc.	16,228	693,747
Heartland Payment Systems Inc.	8,119	211,743
Lender Processing Services Inc.	17,502	421,973
MasterCard Inc. Class A	22,123	10,197,154
MAXIMUS Inc.	7,054	389,240
Monster Worldwide Inc.[a,b]	24,220	150,648
Paychex Inc.	66,604	2,159,968
SAIC Inc.	58,342	641,179
TeleTech Holdings Inc.[a]	4,678	78,778
Total System Services Inc.	33,267	748,175
Western Union Co.	124,323	1,578,902
WEX Inc.[a,b]	7,947	586,330

		28,805,949

COMPUTERS — 26.66%
3D Systems Corp.[a,b]	9,767	424,865
Accenture PLC Class A	130,851	8,820,666
Apple Inc.	69,997	41,655,215
Brocade Communications Systems Inc.[a]	94,794	502,408
CACI International Inc. Class Aa	4,623	233,138
Cadence Design Systems Inc.[a,b]	56,603	716,594
CGI Group Inc. Class Aa	56,168	1,465,985
Cognizant Technology Solutions Corp. Class Aa	61,545	4,101,974
Computer Sciences Corp.	31,954	972,999
Dell Inc.	300,362	2,772,341
Diebold Inc.	13,059	388,505
DST Systems Inc.	6,327	360,892
Electronics For Imaging Inc.[a]	9,496	164,851
EMC Corp.[a]	432,604	10,564,190
Fortinet Inc.[a]	27,171	526,302
Hewlett-Packard Co.	405,286	5,613,211
iGATE Corp.[a]	6,303	101,163
International Business Machines Corp.	221,421	43,073,027
j2 Global Inc.	8,848	265,794
Jack Henry & Associates Inc.	17,839	677,882
Lexmark International Inc. Class A	14,526	308,823
Mentor Graphics Corp.[a,b]	19,463	302,066
MICROS Systems Inc.[a]	16,536	750,569
NCR Corp.[a]	32,726	696,409
NetApp Inc.[a]	74,926	2,015,509
RealD Inc.[a,b]	9,758	91,237
Research in Motion Ltd.[a,b]	85,406	677,270
Riverbed Technology Inc.[a]	31,773	586,847
SanDisk Corp.[a]	49,794	2,079,397

Security	Shares	Value

Seagate Technology PLC	72,938	$1,992,666
Spansion Inc. Class Aa,b	9,721	107,806
Synaptics Inc.[a,b]	6,872	159,156
Synopsys Inc.[a]	30,671	987,606
Syntel Inc.	3,437	204,880
Teradata Corp.[a]	34,768	2,375,002
Unisys Corp.[a,b]	8,938	152,393
Western Digital Corp.	45,877	1,570,370

		138,460,008

DISTRIBUTION & WHOLESALE — 0.24%
Arrow Electronics Inc.[a]	22,408	789,434
Ingram Micro Inc. Class Aa	30,762	467,582

		1,257,016

DIVERSIFIED FINANCIAL SERVICES — 2.90%
Higher One Holdings Inc.[a,b]	6,721	84,886
Visa Inc. Class A	107,738	14,949,725

		15,034,611

ELECTRICAL COMPONENTS & EQUIPMENT — 0.25%
Littelfuse Inc.	4,546	243,666
Molex Inc.	28,349	736,223
SunPower Corp.[a,b]	6,450	27,799
Universal Display Corp.[a]	8,424	276,139

		1,283,827

ELECTRONICS — 2.33%
Amphenol Corp. Class A	33,229	1,998,060
Avnet Inc.[a]	29,104	833,830
AVX Corp.	9,960	98,007
Benchmark Electronics Inc.[a,b]	11,421	169,259
Celestica Inc.[a]	38,699	280,955
Coherent Inc.[a,b]	4,823	220,170
Cymer Inc.[a]	6,452	514,160
FEI Co.[b]	7,876	433,574
FLIR Systems Inc.	31,109	604,448
Itron Inc.[a,b]	8,155	334,844
Jabil Circuit Inc.	38,451	666,740
National Instruments Corp.	19,350	455,886
OSI Systems Inc.[a,b]	3,852	305,271
Plexus Corp.[a]	7,151	192,434
Rofin-Sinar Technologies Inc.[a,b]	5,853	106,583
Sanmina-SCI Corp.[a]	16,864	149,921
TE Connectivity Ltd.	88,191	2,837,986
Tech Data Corp.[a]	7,830	346,947
Trimble Navigation Ltd.[a]	25,857	1,219,933
TTM Technologies Inc.[a,b]	10,801	97,209
Vishay Intertechnology Inc.[a]	27,194	225,166

		12,091,383

ENTERTAINMENT — 0.06%
Dolby Laboratories Inc. Class Aa,b	10,110	319,375

		319,375

215

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

HOME FURNISHINGS — 0.05%
TiVo Inc.[a]	25,630	$260,144

		260,144

INTERNET — 17.62%
Amazon.com Inc.[a]	74,546	17,355,800
Ancestry.com Inc.[a]	5,946	187,894
AOL Inc.[a]	17,974	617,047
Bankrate Inc.[a,b]	8,163	87,589
BroadSoft Inc.[a,b]	5,759	220,109
DealerTrack Holdings Inc.[a,b]	8,906	243,401
eBay Inc.[a]	239,068	11,544,594
Equinix Inc.[a]	9,944	1,793,997
Expedia Inc.	19,285	1,140,708
F5 Networks Inc.[a]	16,318	1,345,909
Google Inc. Class Aa	54,602	37,116,801
IAC/InterActiveCorp	16,599	802,562
Liquidity Services Inc.[a]	4,969	204,872
Netflix Inc.[a,b]	11,442	904,948
OpenTable Inc.[a,b]	4,612	216,626
Priceline.com Inc.[a]	10,271	5,893,192
Rackspace Hosting Inc.[a]	22,403	1,426,847
Sapient Corp.[a]	23,352	240,058
Shutterfly Inc.[a,b]	6,288	190,275
Sourcefire Inc.[a,b]	6,157	263,458
Symantec Corp.[a]	144,909	2,635,895
TIBCO Software Inc.[a]	31,726	799,812
TripAdvisor Inc.[a]	22,522	682,191
ValueClick Inc.[a,b]	14,561	242,732
VeriSign Inc.[a]	32,251	1,195,544
VirnetX Holding Corp.[a,b]	8,602	258,490
WebMD Health Corp.[a,b]	10,448	155,780
Websense Inc.[a,b]	7,429	98,211
Yahoo! Inc.[a]	214,893	3,612,351

		91,477,693

MACHINERY — 0.13%
Cognex Corp.	8,225	299,883
Zebra Technologies Corp. Class Aa	10,613	381,325

		681,208

MEDIA — 0.15%
FactSet Research Systems Inc.	8,434	763,699

		763,699

OFFICE & BUSINESS EQUIPMENT — 0.33%
Xerox Corp.	269,102	1,733,017

		1,733,017

SEMICONDUCTORS — 16.03%
Advanced Micro Devices Inc.[a,b]	123,659	253,501
Aeroflex Holding Corp.a,[b]	4,114	26,165
Altera Corp.	65,951	2,010,186
Amkor Technology Inc.a,[b]	16,252	70,209
Analog Devices Inc.	61,645	2,410,936
Applied Materials Inc.	255,099	2,704,049

Security	Shares	Value

Atmel Corp.[a]	90,744	$423,321
Broadcom Corp. Class Aa	106,013	3,343,120
Cabot Microelectronics Corp.[b]	4,804	143,159
Cavium Inc.[a,b]	10,306	341,953
Cirrus Logic Inc.[a]	13,326	543,168
Cree Inc.[a,b]	23,869	723,947
Cypress Semiconductor Corp.[a]	28,199	279,452
Diodes Inc.[a]	7,583	114,958
Emulex Corp.[a]	17,835	124,132
Entegris Inc.[a]	28,036	230,175
Fairchild Semiconductor International Inc.[a]	26,033	306,148
First Solar Inc.[a,b]	12,338	299,937
GT Advanced Technologies Inc.[a,b]	24,479	106,239
Hittite Microwave Corp.[a]	5,588	316,504
Integrated Device Technology Inc.[a,b]	30,118	163,842
Intel Corp.	1,031,245	22,300,673
International Rectifier Corp.[a,b]	14,144	219,091
Intersil Corp. Class A	26,055	183,688
KLA-Tencor Corp.	34,329	1,596,985
Lam Research Corp.[a]	37,503	1,327,606
Linear Technology Corp.	47,557	1,486,632
LSI Corp.[a]	114,808	786,435
Marvell Technology Group Ltd.	99,786	787,311
Maxim Integrated Products Inc.	60,333	1,660,666
Micrel Inc.	9,703	94,022
Microchip Technology Inc.	39,847	1,249,203
Micron Technology Inc.[a]	210,293	1,140,839
Microsemi Corp.[a,b]	18,465	354,528
MKS Instruments Inc.	10,997	259,859
NVIDIA Corp.[a]	127,897	1,530,927
OmniVision Technologies Inc.[a]	10,712	153,182
ON Semiconductor Corp.[a]	93,698	576,243
PMC-Sierra Inc.[a]	42,968	201,090
Power Integrations Inc.	5,967	176,504
QLogic Corp.[a]	19,412	182,085
QUALCOMM Inc.	351,104	20,565,917
Rambus Inc.[a,b]	22,856	110,623
Rovi Corp.[a]	22,311	301,868
Semtech Corp.[a,b]	13,617	340,016
Silicon Laboratories Inc.[a,b]	7,930	320,531
Skyworks Solutions Inc.[a]	39,253	918,520
Teradyne Inc.[a,b]	38,582	564,069
Tessera Technologies Inc.	10,624	150,542
Texas Instruments Inc.	234,528	6,587,891
TriQuint Semiconductor Inc.[a]	33,361	156,797
Veeco Instruments Inc.[a,b]	8,118	249,223
Xilinx Inc.	54,097	1,772,218

		83,240,885

SOFTWARE — 20.86%
ACI Worldwide Inc.[a,b]	8,123	317,609
Activision Blizzard Inc.	86,985	947,267
Acxiom Corp.[a,b]	15,352	280,174
Adobe Systems Inc.[a]	101,372	3,446,648
Advent Software Inc.[a,b]	6,547	142,070
Akamai Technologies Inc.[a]	36,570	1,389,294
ANSYS Inc.[a,b]	19,020	1,348,138
Aspen Technology Inc.[a,b]	19,383	480,311
Autodesk Inc.[a]	46,704	1,487,055
Blackbaud Inc.	9,224	219,254
BMC Software Inc.[a]	30,246	1,231,012
Broadridge Financial Solutions Inc.	25,810	592,339

216

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

October 31, 2012

Security	Shares	Value

CA Inc.	70,491	$1,587,457
Citrix Systems Inc.[a]	38,542	2,382,281
CommVault Systems Inc.[a,b]	8,616	538,242
Compuware Corp.[a]	44,525	385,587
Concur Technologies Inc.[a,b]	9,288	615,144
Digital River Inc.[a,b]	7,524	107,894
Electronic Arts Inc.[a]	65,494	808,851
Fair Isaac Corp.	7,017	326,992
Fidelity National Information Services Inc.	51,683	1,698,820
Fiserv Inc.[a]	27,971	2,096,147
Informatica Corp.[a]	22,323	605,846
Intuit Inc.	56,905	3,381,295
JDA Software Group Inc.[a,b]	8,897	339,332
Jive Software Inc.[a]	4,959	55,541
ManTech International Corp. Class A	4,855	111,519
Microsoft Corp.	1,543,877	44,054,530
MicroStrategy Inc. Class Aa	1,774	167,590
NetSuite Inc.[a,b]	5,677	360,546
Nuance Communications Inc.[a]	50,896	1,132,945
Open Text Corp.[a]	12,000	646,680
Oracle Corp.	784,997	24,374,157
Parametric Technology Corp.[a]	24,428	492,957
Pegasystems Inc.	3,574	83,882
Progress Software Corp.[a]	13,150	259,318
QLIK Technologies Inc.[a,b]	15,114	278,249
RealPage Inc.[a,b]	7,202	157,220
Red Hat Inc.[a]	39,820	1,957,949
Salesforce.com Inc.[a]	26,361	3,848,179
SolarWinds Inc.[a]	12,498	632,274
Solera Holdings Inc.	14,382	673,221
SS&C Technologies Holdings Inc.[a,b]	8,342	200,458
Synchronoss Technologies Inc.[a,b]	5,680	116,383
SYNNEX Corp.[a,b]	5,476	177,368
Take-Two Interactive Software Inc.[a]	18,384	204,982
Tyler Technologies Inc.[a,b]	5,355	256,023
Ultimate Software Group Inc. (The)[a,b]	5,514	558,899
VeriFone Systems Inc.[a]	22,186	657,593
Verint Systems Inc.[a,b]	4,737	129,178

		108,342,700

TELECOMMUNICATIONS — 6.73%
Acme Packet Inc.[a,b]	12,049	199,290
ADTRAN Inc.[b]	13,029	220,060
Anixter International Inc.	5,709	334,662
ARRIS Group Inc.[a]	23,573	323,893
Aruba Networks Inc.[a,b]	21,960	399,013
Ciena Corp.[a,b]	20,681	256,651
Cisco Systems Inc.	1,090,417	18,689,747
Comtech Telecommunications Corp.	3,711	93,406
Comverse Technology Inc.[a,b]	44,786	295,140
Corning Inc.	306,940	3,606,545
EarthLink Inc.	21,726	137,743
EchoStar Corp. Class Aa	8,205	260,591
Finisar Corp.[a,b]	19,074	219,732
Harris Corp.	23,332	1,068,139
Infinera Corp.[a,b]	22,384	110,129
InterDigital Inc.[b]	8,790	334,811
IPG Photonics Corp.[a,b]	5,895	312,907
Ixia[a,b]	10,869	152,275
JDS Uniphase Corp.[a]	47,810	463,279
Juniper Networks Inc.[a]	108,566	1,798,939
LogMeIn Inc.[a]	4,672	115,305

Security	Shares	Value

Loral Space & Communications Inc.	2,602	$204,673
Motorola Solutions Inc.	59,020	3,050,154
NETGEAR Inc.[a,b]	7,930	281,594
NeuStar Inc. Class Aa	13,675	500,368
Plantronics Inc.	8,702	282,293
Polycom Inc.[a]	36,439	365,119
RF Micro Devices Inc.[a]	56,864	250,770
Sonus Networks Inc.[a]	57,699	107,320
Tellabs Inc.	71,228	207,986
ViaSat Inc.[a,b]	8,169	317,284

		34,959,818

TOTAL COMMON STOCKS
(Cost: $511,948,529)		518,711,333

SHORT-TERM INVESTMENTS — 2.96%

MONEY MARKET FUNDS — 2.96%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	13,859,506	13,859,506
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	989,430	989,430
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	524,332	524,332

		15,373,268

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,373,268)		15,373,268

TOTAL INVESTMENTS IN SECURITIES — 102.85%
(Cost: $527,321,797)		534,084,601
Other Assets, Less Liabilities — (2.85)%		(14,818,268)

NET ASSETS — 100.00%		$519,266,333

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

217

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.85%

COMPUTER — INTEGRATED SYSTEMS — 8.02%
Brocade Communications Systems Inc.[a]	1,567,336	$8,306,881
Riverbed Technology Inc.[a]	489,999	9,050,281

		17,357,162
COMPUTERS — 5.16%
Research in Motion Ltd.[a,b]	1,409,357	11,176,201

		11,176,201
INTERNET INFRASTRUCTURE SOFTWARE — 7.72%
F5 Networks Inc.[a]	202,741	16,722,078

		16,722,078
NETWORKING PRODUCTS — 16.75%
Acme Packet Inc.[a]	198,867	3,289,260
Cisco Systems Inc.	1,051,300	18,019,282
Infinera Corp.[a,b]	377,457	1,857,089
Ixia[a,b]	177,612	2,488,344
NETGEAR Inc.[a,b]	129,391	4,594,674
Polycom Inc.[a]	601,336	6,025,387

		36,274,036
SATELLITE TELECOMMUNICATIONS — 3.52%
EchoStar Corp. Class Aa	133,472	4,239,071
Loral Space & Communications Inc.	42,861	3,371,446

		7,610,517
SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS — 9.56%
Emulex Corp.[a]	295,121	2,054,042
QUALCOMM Inc.	318,466	18,654,146

		20,708,188
TELECOMMUNICATION EQUIPMENT — 24.28%
ADTRAN Inc.[b]	215,149	3,633,867
ARRIS Group Inc.[a,b]	385,091	5,291,150
Comtech Telecommunications Corp.	61,088	1,537,585
Comverse Technology Inc.[a,b]	744,862	4,908,641
Harris Corp.	217,503	9,957,287
Juniper Networks Inc.[a]	1,048,591	17,375,153
Plantronics Inc.	143,783	4,664,320
Sonus Networks Inc.[a,b]	952,116	1,770,936
Tellabs Inc.	1,174,238	3,428,775

		52,567,714
TELECOMMUNICATION EQUIPMENT FIBER OPTICS — 7.14%
Ciena Corp.[a,b]	340,734	4,228,509
Finisar Corp.[a,b]	311,192	3,584,932
JDS Uniphase Corp.[a]	788,649	7,642,009

		15,455,450

Security	Shares	Value

WIRELESS EQUIPMENT — 17.70%
Aruba Networks Inc.[a,b]	362,461	$6,585,916
InterDigital Inc.	144,976	5,522,136
Motorola Solutions Inc.	406,089	20,986,679
ViaSat Inc.[a,b]	134,689	5,231,321

		38,326,052

TOTAL COMMON STOCKS
(Cost: $308,203,553)		216,197,398

SHORT-TERM INVESTMENTS — 16.26%

MONEY MARKET FUNDS — 16.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	32,518,773	32,518,773
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	2,321,516	2,321,516
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	374,146	374,146

		35,214,435

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,214,435)		35,214,435

TOTAL INVESTMENTS IN SECURITIES — 116.11%
(Cost: $343,417,988)		251,411,833
Other Assets, Less Liabilities — (16.11)%		(34,878,958)

NET ASSETS — 100.00%		$216,532,875

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

218

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

October 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.96%

APPLICATIONS SOFTWARE — 37.85%
Citrix Systems Inc.[a]	475,800	$29,409,198
Compuware Corp.[a]	553,829	4,796,159
Intuit Inc.	702,510	41,743,144
Microsoft Corp.	1,886,639	53,835,244
NetSuite Inc.[a,b]	71,056	4,512,766
Nuance Communications Inc.[a,b]	632,784	14,085,772
Parametric Technology Corp.[a]	305,015	6,155,203
Progress Software Corp.[a,b]	162,786	3,210,140
RealPage Inc.[a,b]	90,842	1,983,081
Red Hat Inc.[a]	495,935	24,385,124
Salesforce.com Inc.[a,b]	325,436	47,507,147
Verint Systems Inc.[a,b]	59,270	1,616,293

		233,239,271
AUDIO/VIDEO PRODUCTS — 0.53%
TiVo Inc.[a,b]	320,365	3,251,705

		3,251,705
COMMUNICATIONS SOFTWARE — 1.40%
Jive Software Inc.[a,b]	62,407	698,959
SolarWinds Inc.[a]	156,329	7,908,684

		8,607,643
COMPUTER — AIDED DESIGN — 6.71%
ANSYS Inc.[a]	237,231	16,814,933
Aspen Technology Inc.[a,b]	240,419	5,957,583
Autodesk Inc.[a]	582,968	18,561,701

		41,334,217
COMPUTER — INTEGRATED SYSTEMS — 1.52%
MICROS Systems Inc.[a]	206,085	9,354,198

		9,354,198
COMPUTER DATA SECURITY — 1.06%
Fortinet Inc.[a]	337,409	6,535,612

		6,535,612
COMPUTER SOFTWARE — 0.86%
Blackbaud Inc.	116,067	2,758,913
SS&C Technologies Holdings Inc.[a,b]	104,814	2,518,680

		5,277,593
DATA PROCESSING/MANAGEMENT — 1.92%
CommVault Systems Inc.[a,b]	107,402	6,709,403
Fair Isaac Corp.	86,950	4,051,870
Pegasystems Inc.	44,802	1,051,503

		11,812,776

Security	Shares	Value

E — SERVICES/CONSULTING - 0.20%
Websense Inc.[a,b]	93,404	$1,234,801

		1,234,801
ELECTRONIC COMPONENTS — SEMICONDUCTORS — 0.61%
Rovi Corp.[a]	280,274	3,792,107

		3,792,107
ELECTRONIC DESIGN AUTOMATION — 4.06%
Cadence Design Systems Inc.[a,b]	706,275	8,941,442
Mentor Graphics Corp.[a]	240,137	3,726,926
Synopsys Inc.[a]	383,144	12,337,237

		25,005,605
ELECTRONIC FORMS — 6.90%
Adobe Systems Inc.[a]	1,251,474	42,550,116

		42,550,116
ENTERPRISE SOFTWARE/SERVICES — 20.73%
Advent Software Inc.[a,b]	81,992	1,779,226
BMC Software Inc.[a]	376,931	15,341,092
CA Inc.	879,715	19,811,182
Concur Technologies Inc.[a,b]	115,843	7,672,282
Informatica Corp.[a]	278,843	7,567,799
JDA Software Group Inc.[a,b]	109,992	4,195,095
MicroStrategy Inc. Class Aa,b	22,194	2,096,667
Oracle Corp.	1,791,207	55,616,977
QLIK Technologies Inc.[a,b]	189,033	3,480,098
Tyler Technologies Inc.[a]	66,945	3,200,641
Ultimate Software Group Inc. (The)[a,b]	68,776	6,971,135

		127,732,194
ENTERTAINMENT SOFTWARE — 3.97%
Activision Blizzard Inc.	1,085,388	11,819,875
Electronic Arts Inc.[a]	818,039	10,102,782
Take-Two Interactive Software Inc.[a,b]	231,650	2,582,897

		24,505,554
INTERNET APPLICATIONS SOFTWARE — 0.52%
VirnetX Holding Corp.[a,b]	107,650	3,234,882

		3,234,882
INTERNET INFRASTRUCTURE SOFTWARE — 1.62%
TIBCO Software Inc.[a]	395,618	9,973,530

		9,973,530
INTERNET SECURITY — 5.28%
Sourcefire Inc.[a,b]	76,931	3,291,877
Symantec Corp.[a]	1,607,751	29,244,991

		32,536,868

219

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

October 31, 2012

Security	Shares	Value

INTERNET TELEPHONY — 0.44%
BroadSoft Inc.[a,b]	70,884	$2,709,186

		2,709,186
MULTI — MEDIA — 1.54%
FactSet Research Systems Inc.	105,118	9,518,435

		9,518,435
TRANSACTIONAL SOFTWARE — 2.24%
ACI Worldwide Inc.[a,b]	100,757	3,939,599
Solera Holdings Inc.	179,683	8,410,961
Synchronoss Technologies Inc.[a]	69,891	1,432,067

		13,782,627

TOTAL COMMON STOCKS
(Cost: $664,285,712)		615,988,920

SHORT-TERM INVESTMENTS — 15.89%

MONEY MARKET FUNDS — 15.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[c,d,e]	91,067,351	91,067,351
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[c,d,e]	6,501,300	6,501,300
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[c,d]	381,886	381,886

		97,950,537

TOTAL SHORT-TERM INVESTMENTS
(Cost: $97,950,537)		97,950,537

TOTAL INVESTMENTS IN SECURITIES — 115.85%
(Cost: $762,236,249)		713,939,457
Other Assets, Less Liabilities — (15.85)%		(97,667,669)

NET ASSETS — 100.00%		$616,271,788

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

220

Schedule of Investments (Unaudited)

iSHARES® S&P AGGRESSIVE ALLOCATION FUND

October 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.93%

DOMESTIC EQUITY — 60.89%
iShares Core S&P 500 ETF[a]	297,355	$42,069,785
iShares Core S&P Mid-Cap ETF[a,b]	140,166	13,727,858
iShares Core S&P Small-Cap ETF[a,b]	51,462	3,876,118

		59,673,761
DOMESTIC FIXED INCOME — 18.42%
iShares Barclays Short Treasury Bond Fund[a]	16,947	1,867,729
iShares Barclays TIPS Bond Fund[a]	16,003	1,961,328
iShares Core Total U.S. Bond Market ETF[a]	109,714	12,304,425
iShares iBoxx $ High Yield Corporate Bond Fund[a]	20,726	1,919,849

		18,053,331
INTERNATIONAL EQUITY — 20.62%
iShares MSCI EAFE Index Fund[a]	325,709	17,448,231
iShares MSCI Emerging Markets Index Fund[a]	67,011	2,754,823

		20,203,054

TOTAL INVESTMENT COMPANIES
(Cost: $92,198,474)		97,930,146

SHORT-TERM INVESTMENTS — 15.07%

MONEY MARKET FUNDS — 15.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[a,c,d]	13,712,663	13,712,663
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[a,c,d]	978,947	978,947
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[a,c]	72,397	72,397

		14,764,007

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,764,007)		14,764,007

TOTAL INVESTMENTS IN SECURITIES — 115.00%
(Cost: $106,962,481)		112,694,153
Other Assets, Less Liabilities — (15.00)%		(14,696,653)

NET ASSETS — 100.00%		$97,997,500

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

221

Schedule of Investments (Unaudited)

iSHARES® S&P CONSERVATIVE ALLOCATION FUND

October 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.98%

DOMESTIC EQUITY — 16.46%
iShares Core S&P 500 ETF[a,b]	98,589	$13,948,372
iShares Core S&P Mid-Cap ETF[a,b]	23,479	2,299,533
iShares Core S&P Small-Cap ETF[a,b]	30,189	2,273,835

		18,521,740
DOMESTIC FIXED INCOME — 73.64%
iShares Barclays Short Treasury Bond Fund[b]	258,453	28,484,105
iShares Barclays TIPS Bond Fund[b]	124,193	15,221,094
iShares Core Total U.S. Bond Market ETF[b]	298,865	33,517,710
iShares iBoxx $ High Yield Corporate Bond Fund[b]	60,787	5,630,700

		82,853,609
INTERNATIONAL EQUITY — 9.88%
iShares MSCI EAFE Index Fund[b]	171,828	9,204,826
iShares MSCI Emerging Markets Index Fund[b]	46,405	1,907,710

		11,112,536

TOTAL INVESTMENT COMPANIES (Cost: $111,523,792)		112,487,885

SHORT-TERM INVESTMENTS — 8.60%

MONEY MARKET FUNDS — 8.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[b,c,d]	9,004,014	9,004,014
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[b,c,d]	642,797	642,797
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[b,c]	33,470	33,470

		9,680,281

TOTAL SHORT-TERM INVESTMENTS (Cost: $9,680,281)		9,680,281

Value

TOTAL INVESTMENTS IN SECURITIES — 108.58% (Cost: $121,204,073)	$122,168,166
Other Assets, Less Liabilities — (8.58)%	(9,654,398)

NET ASSETS — 100.00%	$112,513,768

[a]	All or a portion of this security represents a security on loan. See Note 3.
b	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

222

Schedule of Investments (Unaudited)

iSHARES® S&P GROWTH ALLOCATION FUND

October 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.88%

DOMESTIC EQUITY — 46.85%
iShares Core S&P 500 ETF[a]	345,044	$48,816,825
iShares Core S&P Mid-Cap ETF[a,b]	129,763	12,708,989
iShares Core S&P Small-Cap ETF[a,b]	56,291	4,239,838

		65,765,652
DOMESTIC FIXED INCOME — 40.30%
iShares Barclays Short Treasury Bond Fund[a]	122,559	13,507,227
iShares Barclays TIPS Bond Fund[a]	92,663	11,356,777
iShares Core Total U.S. Bond Market ETF[a]	245,187	27,497,722
iShares iBoxx $ High Yield Corporate Bond Fund[a]	45,344	4,200,215

		56,561,941
INTERNATIONAL EQUITY — 12.73%
iShares MSCI EAFE Index Fund[a]	267,215	14,314,708
iShares MSCI Emerging Markets Index Fund[a]	86,566	3,558,728

		17,873,436

TOTAL INVESTMENT COMPANIES (Cost: $131,680,594)		140,201,029

SHORT-TERM INVESTMENTS — 10.81%

MONEY MARKET FUNDS — 10.81%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.27%[a,c,d]	14,006,736	14,006,736
BlackRock Cash Funds: Prime, SL Agency Shares 0.25%[a,c,d]	999,941	999,941
BlackRock Cash Funds: Treasury, SL Agency Shares 0.08%[a,c]	164,275	164,275

		15,170,952

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,170,952)		15,170,952

Value

TOTAL INVESTMENTS IN SECURITIES — 110.69% (Cost: $146,851,546)	$155,371,981
Other Assets, Less Liabilities — (10.69)%	(15,005,945)

NET ASSETS — 100.00%	$140,366,036

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

223

Schedule of Investments (Unaudited)

iSHARES® S&P MODERATE ALLOCATION FUND

October 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES —99.88%

DOMESTIC EQUITY — 28.51%
iShares Core S&P 500 ETF[a]	239,311	$33,857,720
iShares Core S&P Mid-Cap ETF[a,b]	62,463	6,117,626
iShares Core S&P Small-Cap ETF[a,b]	40,086	3,019,278

		42,994,624
DOMESTIC FIXED INCOME — 58.64%
iShares Barclays Short Treasury Bond Fund[a]	251,330	27,699,079
iShares Barclays TIPS Bond Fund[a]	137,392	16,838,764
iShares Core Total U.S. Bond Market ETF[a]	338,114	37,919,485
iShares iBoxx $ High Yield Corporate Bond Fund[a,b]	64,650	5,988,530

		88,445,858
INTERNATIONAL EQUITY — 12.73%
iShares MSCI EAFE Index Fund[a]	281,185	15,063,080
iShares MSCI Emerging Markets Index Fund[a]	100,552	4,133,693

		19,196,773

TOTAL INVESTMENT COMPANIES
(Cost: $143,505,620)		150,637,255

SHORT-TERM INVESTMENTS — 4.77%

MONEY MARKET FUNDS — 4.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[a,c,d]	6,537,965	6,537,965
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[a,c,d]	466,745	466,745
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[a,c]	197,567	197,567

		7,202,277

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,202,277)		7,202,277

TOTAL INVESTMENTS IN SECURITIES — 104.65%
(Cost: $150,707,897)		157,839,532
Other Assets, Less Liabilities — (4.65)%		(7,016,093)

NET ASSETS — 100.00%		$150,823,439

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

224

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE RETIREMENT INCOME INDEX FUND

October 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.91%

DOMESTIC EQUITY — 22.30%
iShares Core S&P 500 ETF[a]	9,453	$1,337,410
iShares Core S&P Mid-Cap ETF[a]	3,172	310,666
iShares Core S&P Small-Cap ETF[a]	1,418	106,804

		1,754,880
DOMESTIC FIXED INCOME — 68.89%
iShares Barclays Short Treasury Bond Fund[a]	10,776	1,187,623
iShares Barclays TIPS Bond Fund[a]	5,951	729,355
iShares Core Total U.S. Bond Market ETF[a]	29,436	3,301,247
iShares iBoxx $ High Yield Corporate Bond Fund[a,b]	2,195	203,323

		5,421,548
INTERNATIONAL EQUITY — 8.72%
iShares MSCI EAFE Index Fund[a]	10,955	586,859
iShares MSCI Emerging Markets Index Fund[a]	2,429	99,856

		686,715

TOTAL INVESTMENT COMPANIES
(Cost: $7,648,385)		7,863,143

SHORT-TERM INVESTMENTS — 2.74%

MONEY MARKET FUNDS — 2.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[a,c,d]	193,606	193,606
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[a,c,d]	13,822	13,822
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[a,c]	7,778	7,778

		215,206

TOTAL SHORT-TERM INVESTMENTS
(Cost: $215,206)		215,206

TOTAL INVESTMENTS IN SECURITIES — 102.65%
(Cost: $7,863,591)		8,078,349
Other Assets, Less Liabilities — (2.65)%		(208,232)

NET ASSETS — 100.00%		$7,870,117

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

225

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2010 INDEX FUND

October 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.95%

DOMESTIC EQUITY — 29.63%
iShares Core S&P 500 ETF[a]	7,531	$1,065,486
iShares Core S&P Mid-Cap ETF[a]	2,911	285,103
iShares Core S&P Small-Cap ETF[a,b]	1,337	100,703

		1,451,292
DOMESTIC FIXED INCOME — 58.29%
iShares Barclays Short Treasury Bond Fund[a]	5,399	595,024
iShares Barclays TIPS Bond Fund[a]	2,753	337,408
iShares Core Total U.S. Bond Market ETF[a]	16,047	1,799,671
iShares iBoxx $ High Yield Corporate Bond Fund[a,b]	1,331	123,290

		2,855,393
INTERNATIONAL EQUITY — 12.03%
iShares MSCI EAFE Index Fund[a]	9,341	500,397
iShares MSCI Emerging Markets Index Fund[a]	2,159	88,757

		589,154

TOTAL INVESTMENT COMPANIES
(Cost: $4,830,309)		4,895,839

SHORT-TERM INVESTMENTS — 2.63%

MONEY MARKET FUNDS — 2.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[a,c,d]	117,755	117,755
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[a,c,d]	8,407	8,407
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[a,c]	2,682	2,682

		128,844

TOTAL SHORT-TERM INVESTMENTS
(Cost: $128,844)		128,844

TOTAL INVESTMENTS IN SECURITIES — 102.58%
(Cost: $4,959,153)		5,024,683
Other Assets, Less Liabilities — (2.58)%		(126,285)

NET ASSETS — 100.00%		$4,898,398

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

226

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2015 INDEX FUND

October 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.88%

DOMESTIC EQUITY — 36.18%
iShares Core S&P 500 ETF[a]	27,949	$3,954,224
iShares Core S&P Mid-Cap ETF[a]	11,608	1,136,888
iShares Core S&P Small-Cap ETF[a]	5,434	409,289

		5,500,401
DOMESTIC FIXED INCOME — 48.63%
iShares Barclays Short Treasury Bond Fund[a,b]	13,215	1,456,425
iShares Barclays TIPS Bond Fund[a]	5,994	734,625
iShares Core Total U.S. Bond Market ETF[a]	43,097	4,833,328
iShares iBoxx $ High Yield Corporate Bond Fund[a]	3,981	368,760

		7,393,138
INTERNATIONAL EQUITY — 15.07%
iShares MSCI EAFE Index Fund[a]	36,170	1,937,627
iShares MSCI Emerging Markets Index Fund[a]	8,615	354,163

		2,291,790

TOTAL INVESTMENT COMPANIES
(Cost: $14,876,092)		15,185,329

SHORT-TERM INVESTMENTS — 1.24%

MONEY MARKET FUNDS — 1.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[a,c,d]	157,506	157,506
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[a,c,d]	11,244	11,244
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[a,c]	20,496	20,496

		189,246

TOTAL SHORT-TERM INVESTMENTS
(Cost: $189,246)		189,246

TOTAL INVESTMENTS IN SECURITIES — 101.12%
(Cost: $15,065,338)		15,374,575
Other Assets, Less Liabilities — (1.12)%		(170,331)

NET ASSETS — 100.00%		$15,204,244

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

227

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2020 INDEX FUND

October 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.89%

DOMESTIC EQUITY — 41.57%
iShares Core S&P 500 ETF[a]	53,762	$7,606,248
iShares Core S&P Mid-Cap ETF[a]	23,270	2,279,064
iShares Core S&P Small-Cap ETF[a]	11,069	833,717

		10,719,029
DOMESTIC FIXED INCOME — 39.60%
iShares Barclays Short Treasury Bond Fund[a]	17,163	1,891,534
iShares Barclays TIPS Bond Fund[a]	6,484	794,679
iShares Core Total U.S. Bond Market ETF[a]	61,833	6,934,571
iShares iBoxx $ High Yield Corporate Bond Fund[a,b]	6,370	590,053

		10,210,837
DOMESTIC REAL ESTATE — 1.04%
iShares Cohen & Steers Realty Majors Index Fund[a]	3,488	267,983

		267,983
INTERNATIONAL EQUITY — 17.68%
iShares MSCI EAFE Index Fund[a]	71,752	3,843,755
iShares MSCI Emerging Markets Index Fund[a]	17,431	716,588

		4,560,343

TOTAL INVESTMENT COMPANIES
(Cost: $25,028,968)		25,758,192

SHORT-TERM INVESTMENTS — 0.93%

MONEY MARKET FUNDS — 0.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[a,c,d]	194,542	194,542
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[a,c,d]	13,888	13,888
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[a,c]	32,329	32,329

		240,759

TOTAL SHORT-TERM INVESTMENTS
(Cost: $240,759)		240,759

TOTAL INVESTMENTS IN SECURITIES — 100.82%
(Cost: $25,269,727)		25,998,951
Other Assets, Less Liabilities — (0.82)%		(210,951)

NET ASSETS — 100.00%		$25,788,000

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

228

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2025 INDEX FUND

October 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.92%

DOMESTIC EQUITY — 46.53%
iShares Core S&P 500 ETF[a]	44,266	$6,262,754
iShares Core S&P Mid-Cap ETF[a]	19,637	1,923,248
iShares Core S&P Small-Cap ETF[a]	9,489	714,711

		8,900,713

DOMESTIC FIXED INCOME — 32.05%
iShares Barclays Short Treasury Bond Fund[a]	9,677	1,066,502
iShares Barclays TIPS Bond Fund[a]	2,673	327,603
iShares Core Total U.S. Bond Market ETF[a]	38,553	4,323,719
iShares iBoxx $ High Yield Corporate Bond Fund[a,b]	4,442	411,462

		6,129,286

DOMESTIC REAL ESTATE — 1.16%
iShares Cohen & Steers Realty Majors Index Fund[a]	2,891	222,116

		222,116

INTERNATIONAL EQUITY — 20.18%
iShares MSCI EAFE Index Fund[a]	60,562	3,244,306
iShares MSCI Emerging Markets Index Fund[a]	14,963	615,129

		3,859,435

TOTAL INVESTMENT COMPANIES
(Cost: $18,788,107)		19,111,550

SHORT-TERM INVESTMENTS — 2.28%

MONEY MARKET FUNDS — 2.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[a,c,d]	391,534	391,534
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[a,c,d]	27,952	27,952
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[a,c]	17,043	17,043

		436,529

TOTAL SHORT-TERM INVESTMENTS
(Cost: $436,529)		436,529

TOTAL INVESTMENTS IN SECURITIES — 102.20%
(Cost: $19,224,636)		19,548,079
Other Assets, Less Liabilities — (2.20)%		(421,149)

NET ASSETS — 100.00%		$19,126,930

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

229

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2030 INDEX FUND

October 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.89%

DOMESTIC EQUITY — 51.07%
iShares Core S&P 500 ETF[a]	44,225	$6,256,953
iShares Core S&P Mid-Cap ETF[a]	19,901	1,949,104
iShares Core S&P Small-Cap ETF[a]	9,773	736,103

		8,942,160
DOMESTIC FIXED INCOME — 25.00%
iShares Barclays Short Treasury Bond Fund[a]	6,739	742,705
iShares Core Total U.S. Bond Market ETF[a]	29,288	3,284,649
iShares iBoxx $ High Yield Corporate Bond Fund[a]	3,790	351,068

		4,378,422
DOMESTIC REAL ESTATE — 1.26%
iShares Cohen & Steers Realty Majors Index Fund[a]	2,870	220,502

		220,502
INTERNATIONAL EQUITY — 22.56%
iShares MSCI EAFE Index Fund[a]	61,824	3,311,912
iShares MSCI Emerging Markets Index Fund[a]	15,511	637,657

		3,949,569

TOTAL INVESTMENT COMPANIES
(Cost: $16,897,863)		17,490,653

SHORT-TERM INVESTMENTS — 0.12%

MONEY MARKET FUNDS — 0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[a,b]	20,284	20,284

		20,284

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,284)		20,284

TOTAL INVESTMENTS IN SECURITIES — 100.01%
(Cost: $16,918,147)		17,510,937
Other Assets, Less Liabilities — (0.01)%		(1,820)

NET ASSETS — 100.00%		$17,509,117

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

230

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2035 INDEX FUND

October 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.91%

DOMESTIC EQUITY — 54.17%
iShares Core S&P 500 ETF[a]	32,748	$4,633,187
iShares Core S&P Mid-Cap ETF[a]	14,839	1,453,332
iShares Core S&P Small-Cap ETF[a,b]	7,415	558,498

		6,645,017
DOMESTIC FIXED INCOME — 20.05%
iShares Barclays Short Treasury Bond Fund[a]	3,617	398,630
iShares Core Total U.S. Bond Market ETF[a]	16,396	1,838,811
iShares iBoxx $ High Yield Corporate Bond Fund[a,b]	2,398	222,127

		2,459,568
DOMESTIC REAL ESTATE — 1.31%
iShares Cohen & Steers Realty Majors Index Fund[a]	2,088	160,421

		160,421
INTERNATIONAL EQUITY — 24.38%
iShares MSCI EAFE Index Fund[a]	46,699	2,501,665
iShares MSCI Emerging Markets Index Fund[a]	11,890	488,798

		2,990,463

TOTAL INVESTMENT COMPANIES
(Cost: $11,827,912)		12,255,469

SHORT-TERM INVESTMENTS — 5.64%

MONEY MARKET FUNDS — 5.64%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[a,c,d]	634,589	634,589
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[a,c,d]	45,303	45,303
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[a,c]	12,622	12,622

		692,514

TOTAL SHORT-TERM INVESTMENTS
(Cost: $692,514)		692,514

TOTAL INVESTMENTS IN SECURITIES — 105.55%
(Cost: $12,520,426)		12,947,983
Other Assets, Less Liabilities — (5.55)%		(680,951)

NET ASSETS — 100.00%		$12,267,032

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

231

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2040 INDEX FUND

October 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.97%

DOMESTIC EQUITY — 56.70%
iShares Core S&P 500 ETF[a]	59,116	$8,363,732
iShares Core S&P Mid-Cap ETF[a]	26,824	2,627,143
iShares Core S&P Small-Cap ETF[a,b]	13,661	1,028,946

		12,019,821
DOMESTIC FIXED INCOME — 15.92%
iShares Barclays Short Treasury Bond Fund[a,b]	5,152	567,802
iShares Core Total U.S. Bond Market ETF[a]	22,002	2,467,524
iShares iBoxx $ High Yield Corporate Bond Fund[a,b]	3,668	339,767

		3,375,093
DOMESTIC REAL ESTATE — 1.33%
iShares Cohen & Steers Realty Majors Index Fund[a]	3,665	281,582

		281,582
INTERNATIONAL EQUITY — 26.02%
iShares MSCI EAFE Index Fund[a]	85,935	4,603,538
iShares MSCI Emerging Markets Index Fund[a]	22,199	912,601

		5,516,139

TOTAL INVESTMENT COMPANIES
(Cost: $20,046,004)		21,192,635

SHORT-TERM INVESTMENTS — 3.92%

MONEY MARKET FUNDS — 3.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[a,c,d]	768,237	768,237
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[a,c,d]	54,845	54,845
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[a,c]	7,290	7,290

		830,372

TOTAL SHORT-TERM INVESTMENTS
(Cost: $830,372)		830,372

TOTAL INVESTMENTS IN SECURITIES — 103.89%
(Cost: $20,876,376)		22,023,007
Other Assets, Less Liabilities — (3.89)%		(824,850)

NET ASSETS — 100.00%		$21,198,157

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

232

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2045 INDEX FUND

October 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.96%

DOMESTIC EQUITY — 58.62%
iShares Core S&P 500 ETF[a]	11,801	$1,669,606
iShares Core S&P Mid-Cap ETF[a]	5,336	522,608
iShares Core S&P Small-Cap ETF[a]	2,776	209,088

		2,401,302

DOMESTIC FIXED INCOME — 12.55%
iShares Barclays Short Treasury Bond Fund[a]	935	103,046
iShares Core Total U.S. Bond Market ETF[a]	3,161	354,506
iShares iBoxx $ High Yield Corporate Bond Fund[a,b]	609	56,412

		513,964

DOMESTIC REAL ESTATE — 1.32%
iShares Cohen & Steers Realty Majors Index Fund[a]	702	53,935

		53,935

INTERNATIONAL EQUITY — 27.47%
iShares MSCI EAFE Index Fund[a]	17,488	936,832
iShares MSCI Emerging Markets Index Fund[a]	4,585	188,489

		1,125,321

TOTAL INVESTMENT COMPANIES
(Cost: $3,851,877)		4,094,522

SHORT-TERM INVESTMENTS — 0.68%

MONEY MARKET FUNDS — 0.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[a,c,d]	24,080	24,080
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[a,c,d]	1,719	1,719
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[a,c]	2,076	2,076

		27,875

TOTAL SHORT-TERM INVESTMENTS
(Cost: $27,875)		27,875

TOTAL INVESTMENTS IN SECURITIES — 100.64%
(Cost: $3,879,752)		4,122,397
Other Assets, Less Liabilities — (0.64)%		(26,137)

NET ASSETS — 100.00%		$4,096,260

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

233

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2050 INDEX FUND

October 31, 2012

Security	Shares	Value

INVESTMENT COMPANIES — 99.98%

DOMESTIC EQUITY — 60.01%
iShares Core S&P 500 ETF[a]	12,101	$1,712,050
iShares Core S&P Mid-Cap ETF[a]	5,428	531,618
iShares Core S&P Small-Cap ETF[a,b]	2,893	217,901

		2,461,569

DOMESTIC FIXED INCOME — 9.92%
iShares Barclays Short Treasury Bond Fund[a]	936	103,156
iShares Core Total U.S. Bond Market ETF[a]	2,291	256,936
iShares iBoxx $ High Yield Corporate Bond Fund[a]	503	46,593

		406,685

DOMESTIC REAL ESTATE — 1.28%
iShares Cohen & Steers Realty Majors Index Fund[a]	684	52,552

		52,552

INTERNATIONAL EQUITY — 28.77%
iShares MSCI EAFE Index Fund[a]	18,294	980,009
iShares MSCI Emerging Markets Index Fund[a]	4,871	200,247

		1,180,256

TOTAL INVESTMENT COMPANIES
(Cost: $3,985,741)		4,101,062

SHORT-TERM INVESTMENTS — 1.46%

MONEY MARKET FUNDS — 1.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.27%[a,c,d]	54,909	54,909
BlackRock Cash Funds: Prime, SL Agency Shares
0.25%[a,c,d]	3,920	3,920
BlackRock Cash Funds: Treasury, SL Agency Shares
0.08%[a,c]	1,217	1,217

		60,046

TOTAL SHORT-TERM INVESTMENTS
(Cost: $60,046)		60,046

TOTAL INVESTMENTS IN SECURITIES — 101.44%
(Cost: $4,045,787)		4,161,108
Other Assets, Less Liabilities — (1.44)%		(59,091)

NET ASSETS — 100.00%		$4,102,017

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 3.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

234

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules or consolidated schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Index Fund	iShares Allocation/Index Fund

Core MSCI EAFE ETF[a]	MSCI Emerging Markets Materials Sector
Core MSCI Total International Stock ETF[a]	MSCI Europe Financials Sector
FTSE China 25	MSCI Far East Financials Sector
FTSE China (HK Listed)	MSCI Kokusai
FTSE Developed Small Cap ex-North America	MSCI USA Minimum Volatility
Morningstar Multi-Asset Income	NYSE 100
MSCI ACWI	NYSE Composite
MSCI ACWI ex US	PHLX SOX Semiconductor Sector
MSCI ACWI ex US Consumer Discretionary Sector	S&P North American Natural Resources Sector
MSCI ACWI ex US Consumer Staples Sector	S&P North American Technology Sector
MSCI ACWI ex US Energy Sector	S&P North American Technology-Multimedia Networking
MSCI ACWI ex US Financials Sector	S&P North American Technology-Software
MSCI ACWI ex US Health Care Sector	S&P Aggressive
MSCI ACWI ex US Industrials Sector	S&P Conservative
MSCI ACWI ex US Information Technology Sector	S&P Growth
MSCI ACWI ex US Materials Sector	S&P Moderate
MSCI ACWI ex US Telecommunication Services Sector	S&P Target Date Retirement Income
MSCI ACWI ex US Utilities Sector	S&P Target Date 2010
MSCI All Country Asia ex Japan	S&P Target Date 2015
MSCI All Country Asia ex Japan Small Cap	S&P Target Date 2020
MSCI All Country Asia Information Technology	S&P Target Date 2025
MSCI EAFE	S&P Target Date 2030
MSCI EAFE Growth	S&P Target Date 2035
MSCI EAFE Minimum Volatility	S&P Target Date 2040
MSCI EAFE Small Cap	S&P Target Date 2045
MSCI EAFE Value	S&P Target Date 2050
MSCI Emerging Markets Financials Sector

[a]	The Fund commenced operations on October 18, 2012.

Each of the iShares MSCI All Country Asia ex Japan, iShares MSCI All Country Asia ex Japan Small Cap and iShares All Country Asia Information Technology Index Funds carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying consolidated schedules of investments include the securities held by each Fund’s Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

1

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of October 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

2

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation/ Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Core MSCI EAFE ETF
Assets:
Common Stocks	$65,809,498	$9,421	$—	$65,818,919
Investment Companies	10,890	—	—	10,890
Preferred Stocks	370,404	1,355	—	371,759
Rights	—	967	—	967
Short-Term Investments	132,817	—	—	132,817

	$66,323,609	$11,743	$—	$66,335,352

Core MSCI Total International Stock ETF
Assets:
Common Stocks	$59,209,328	$9,929	$—	$59,219,257
Investment Companies	1,873,816	—	—	1,873,816
Preferred Stocks	1,186,580	918	—	1,187,498
Rights	—	657	—	657
Short-Term Investments	106,182	—	—	106,182

	$62,375,906	$11,504	$—	$62,387,410

FTSE China 25
Assets:
Common Stocks	$5,979,136,304	$—	$—	$5,979,136,304
Short-Term Investments	333,128,712	—	—	333,128,712

	$6,312,265,016	$—	$—	$6,312,265,016

FTSE China (HK Listed)
Assets:
Common Stocks	$31,935,102	$—	$—	$31,935,102
Short-Term Investments	1,296,651	—	—	1,296,651

	$33,231,753	$—	$—	$33,231,753

FTSE Developed Small Cap ex-North America
Assets:
Common Stocks	$27,152,905	$45,191	$14,517	$27,212,613
Investment Companies	187,910	—	—	187,910
Preferred Stocks	157,464	—	—	157,464
Rights	—	0[a]	—	0[a]
Short-Term Investments	1,044,412	—	—	1,044,412

	$28,542,691	$45,191	$14,517	$28,602,399

Morningstar Multi-Asset Income
Assets:
Investment Companies	$76,874,807	$—	$—	$76,874,807
Short-Term Investments	22,533,103	—	—	22,533,103

	$99,407,910	$—	$—	$99,407,910

MSCI ACWI
Assets:
Common Stocks	$2,987,878,484	$—	$0[a]	$2,987,878,484
Preferred Stocks	34,760,453	43,588	—	34,804,041
Short-Term Investments	44,013,795	—	—	44,013,795

	$3,066,652,732	$43,588	$0[a]	$3,066,696,320

MSCI ACWI ex US
Assets:
Common Stocks	$1,104,793,528	$208,289	$2	$1,105,001,819
Preferred Stocks	25,075,551	9,105	—	25,084,655
Short-Term Investments	16,860,278	—	—	16,860,278

	$1,146,729,356	$217,394	$2	$1,146,946,752

MSCI ACWI ex US Consumer Discretionary Sector
Assets:
Common Stocks	$2,919,168	$—	$—	$2,919,168
Preferred Stocks	103,626	—	—	103,626
Short-Term Investments	29,359	—	—	29,359

	$3,052,153	$—	$—	$3,052,153

3

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation/ Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI ACWI ex US Consumer Staples Sector
Assets:
Common Stocks	$3,304,157	$—	$—	$3,304,157
Preferred Stocks	124,032	—	—	124,032
Short-Term Investments	12,865	—	—	12,865

	$3,441,054	$—	$—	$3,441,054

MSCI ACWI ex US Energy Sector
Assets:
Common Stocks	$5,287,200	$—	$—	$5,287,200
Preferred Stocks	157,102	—	—	157,102
Short-Term Investments	4,035	—	—	4,035

	$5,448,337	$—	$—	$5,448,337

MSCI ACWI ex US Financials Sector
Assets:
Common Stocks	$1,065,501	$—	$0[a]	$1,065,501
Preferred Stocks	21,146	—	—	21,146
Short-Term Investments	3,267	—	—	3,267

	$1,089,914	$—	$0[a]	$1,089,914

MSCI ACWI ex US Health Care Sector
Assets:
Common Stocks	$9,501,310	$—	$—	$9,501,310
Short-Term Investments	9,417	—	—	9,417

	$9,510,727	$—	$—	$9,510,727

MSCI ACWI ex US Industrials Sector
Assets:
Common Stocks	$2,628,048	$—	$—	$2,628,048
Preferred Stocks	—	374	—	374
Short-Term Investments	31,122	—	—	31,122

	$2,659,170	$374	$—	$2,659,544

MSCI ACWI ex US Information Technology Sector
Assets:
Common Stocks	$2,625,451	$—	$—	$2,625,451
Short-Term Investments	21,931	—	—	21,931

	$2,647,382	$—	$—	$2,647,382

MSCI ACWI ex US Materials Sector
Assets:
Common Stocks	$2,535,520	$—	$—	$2,535,520
Preferred Stocks	85,837	—	—	85,837
Short-Term Investments	11,009	—	—	11,009

	$2,632,366	$—	$—	$2,632,366

MSCI ACWI ex US Telecommunication Services Sector
Assets:
Common Stocks	$2,560,528	$—	$—	$2,560,528
Preferred Stocks	29,586	—	—	29,586
Short-Term Investments	6,652	—	—	6,652

	$2,596,766	$—	$—	$2,596,766

MSCI ACWI ex US Utilities Sector
Assets:
Common Stocks	$6,076,401	$—	$—	$6,076,401
Preferred Stocks	158,477	—	—	158,477
Short-Term Investments	47,369	—	—	47,369

	$6,282,247	$—	$—	$6,282,247

MSCI All Country Asia ex Japan
Assets:
Common Stocks	$1,895,593,539	$492,320	$—	$1,896,085,859
Preferred Stocks	13,893,411	—	—	13,893,411
Short-Term Investments	88,916,808	—	—	88,916,808

	$1,998,403,758	$492,320	$—	$1,998,896,078

4

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation/ Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI All Country Asia ex Japan Small Cap
Assets:
Common Stocks	$2,778,051	$6,136	$5,731	$2,789,918
Rights	—	1,074	—	1,074
Warrants	200	—	—	200
Short-Term Investments	197,934	—	—	197,934

	$2,976,185	$7,210	$5,731	$2,989,126

MSCI All Country Asia Information Technology
Assets:
Common Stocks	$1,278,557	$—	$—	$1,278,557
Preferred Stocks	26,869	—	—	26,869
Short-Term Investments	7,217	—	—	7,217

	$1,312,643	$—	$—	$1,312,643

MSCI EAFE
Assets:
Common Stocks	$36,485,428,090	$—	$509	$36,485,428,599
Preferred Stocks	212,710,746	809,492	—	213,520,238
Short-Term Investments	419,800,111	—	—	419,800,111
Liabilities:
Futures Contracts [b]	(418,270)	—	—	(418,270)

	$37,117,520,677	$809,492	$509	$37,118,330,678

MSCI EAFE Growth
Assets:
Common Stocks	$1,300,037,231	$—	$—	$1,300,037,231
Preferred Stocks	11,181,520	58,999	—	11,240,519
Short-Term Investments	9,861,180	—	—	9,861,180

	$1,321,079,931	$58,999	$—	$1,321,138,930

MSCI EAFE Minimum Volatility
Assets:
Common Stocks	$156,562,265	$—	$—	$156,562,265
Short-Term Investments	1,066,819	—	—	1,066,819

	$157,629,084	$—	$—	$157,629,084

MSCI EAFE Small Cap
Assets:
Common Stocks	$1,574,161,731	$3,446,317	$11	$1,577,608,059
Investment Companies	3,410,811	—	—	3,410,811
Preferred Stocks	3,918,723	8,879	0[a]	3,927,602
Rights	—	194,365	—	194,365
Short-Term Investments	75,207,350	—	—	75,207,350

	$1,656,698,615	$3,649,561	$11	$1,660,348,187

MSCI EAFE Value
Assets:
Common Stocks	$1,491,853,394	$—	$36	$1,491,853,430
Preferred Stocks	5,085,426	—	—	5,085,426
Short-Term Investments	14,159,114	—	—	14,159,114

	$1,511,097,934	$—	$36	$1,511,097,970

MSCI Emerging Markets Financials Sector
Assets:
Common Stocks	$4,461,207	$—	$—	$4,461,207
Preferred Stocks	402,762	—	—	402,762
Short-Term Investments	154,568	—	—	154,568

	$5,018,537	$—	$—	$5,018,537

MSCI Emerging Markets Materials Sector
Assets:
Common Stocks	$6,187,538	$—	$—	$6,187,538
Preferred Stocks	741,059	—	—	741,059
Short-Term Investments	732,950	—	—	732,950

	$7,661,547	$—	$—	$7,661,547

5

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation/ Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

MSCI Europe Financials Sector
Assets:
Common Stocks	$32,570,068	$—	$—	$32,570,068
Short-Term Investments	93,662	—	—	93,662

	$32,663,730	$—	$—	$32,663,730

MSCI Far East Financials Sector
Assets:
Common Stocks	$1,207,494	$—	$—	$1,207,494
Short-Term Investments	10,345	—	—	10,345

	$1,217,839	$—	$—	$1,217,839

MSCI Kokusai
Assets:
Common Stocks	$622,344,855	$—	$1	$622,344,856
Preferred Stocks	1,678,464	6,246	—	1,684,710
Short-Term Investments	8,565,213	—	—	8,565,213

	$632,588,532	$6,246	$1	$632,594,779

MSCI USA Minimum Volatility
Assets:
Common Stocks	$545,377,390	$—	$—	$545,377,390
Short-Term Investments	21,458,074	—	—	21,458,074

	$566,835,464	$—	$—	$566,835,464

NYSE 100
Assets:
Common Stocks	$53,256,786	$—	$—	$53,256,786
Short-Term Investments	616,124	—	—	616,124

	$53,872,910	$—	$—	$53,872,910

NYSE Composite
Assets:
Common Stocks	$59,966,184	$902	$—	$59,967,086
Short-Term Investments	1,324,088	—	—	1,324,088

	$61,290,272	$902	$—	$61,291,174

PHLX SOX Semiconductor Sector
Assets:
Common Stocks	$191,611,124	$—	$—	$191,611,124
Short-Term Investments	17,437,268	—	—	17,437,268

	$209,048,392	$—	$—	$209,048,392

S&P North American Natural Resources Sector
Assets:
Common Stocks	$1,803,214,932	$—	$—	$1,803,214,932
Short-Term Investments	47,448,637	—	—	47,448,637

	$1,850,663,569	$—	$—	$1,850,663,569

S&P North American Technology Sector
Assets:
Common Stocks	$518,711,333	$—	$—	$518,711,333
Short-Term Investments	15,373,268	—	—	15,373,268

	$534,084,601	$—	$—	$534,084,601

S&P North American Technology-Multimedia Networking
Assets:
Common Stocks	$216,197,398	$—	$—	$216,197,398
Short-Term Investments	35,214,435	—	—	35,214,435

	$251,411,833	$—	$—	$251,411,833

S&P North American Technology-Software
Assets:
Common Stocks	$615,988,920	$—	$—	$615,988,920
Short-Term Investments	97,950,537	—	—	97,950,537

	$713,939,457	$—	$—	$713,939,457

6

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation/ Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

S&P Aggressive
Assets:
Investment Companies	$97,930,146	$—	$—	$97,930,146
Short-Term Investments	14,764,007	—	—	14,764,007

	$112,694,153	$—	$—	$112,694,153

S&P Conservative
Assets:
Investment Companies	$112,487,885	$—	$—	$112,487,885
Short-Term Investments	9,680,281	—	—	9,680,281

	$122,168,166	$—	$—	$122,168,166

S&P Growth
Assets:
Investment Companies	$140,201,029	$—	$—	$140,201,029
Short-Term Investments	15,170,952	—	—	15,170,952

	$155,371,981	$—	$—	$155,371,981

S&P Moderate
Assets:
Investment Companies	$150,637,255	$—	$—	$150,637,255
Short-Term Investments	7,202,277	—	—	7,202,277

	$157,839,532	$—	$—	$157,839,532

S&P Target Date Retirement Income
Assets:
Investment Companies	$7,863,143	$—	$—	$7,863,143
Short-Term Investments	215,206	—	—	215,206

	$8,078,349	$—	$—	$8,078,349

S&P Target Date 2010
Assets:
Investment Companies	$4,895,839	$—	$—	$4,895,839
Short-Term Investments	128,844	—	—	128,844

	$5,024,683	$—	$—	$5,024,683

S&P Target Date 2015
Assets:
Investment Companies	$15,185,329	$—	$—	$15,185,329
Short-Term Investments	189,246	—	—	189,246

	$15,374,575	$—	$—	$15,374,575

S&P Target Date 2020
Assets:
Investment Companies	$25,758,192	$—	$—	$25,758,192
Short-Term Investments	240,759	—	—	240,759

	$25,998,951	$—	$—	$25,998,951

S&P Target Date 2025
Assets:
Investment Companies	$19,111,550	$—	$—	$19,111,550
Short-Term Investments	436,529	—	—	436,529

	$19,548,079	$—	$—	$19,548,079

S&P Target Date 2030
Assets:
Investment Companies	$17,490,653	$—	$—	$17,490,653
Short-Term Investments	20,284	—	—	20,284

	$17,510,937	$—	$—	$17,510,937

S&P Target Date 2035
Assets:
Investment Companies	$12,255,469	$—	$—	$12,255,469
Short-Term Investments	692,514	—	—	692,514

	$12,947,983	$—	$—	$12,947,983

7

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation/ Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

S&P Target Date 2040
Assets:
Investment Companies	$21,192,635	$—	$—	$21,192,635
Short-Term Investments	830,372	—	—	830,372

	$22,023,007	$—	$—	$22,023,007

S&P Target Date 2045
Assets:
Investment Companies	$4,094,522	$—	$—	$4,094,522
Short-Term Investments	27,875	—	—	27,875

	$4,122,397	$—	$—	$4,122,397

S&P Target Date 2050
Assets:
Investment Companies	$4,101,062	$—	$—	$4,101,062
Short-Term Investments	60,046	—	—	60,046

	$4,161,108	$—	$—	$4,161,108

[a]	Rounds to less than $1.
[b]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Allocation/Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core MSCI EAFE ETF	$68,172,131	$314,932	$(2,151,711)	$(1,836,779)
Core MSCI Total International Stock ETF	63,940,354	360,090	(1,913,034)	(1,552,944)
FTSE China 25	7,011,778,755	100,994,156	(800,507,895)	(699,513,739)
FTSE China (HK Listed)	34,204,496	3,188,093	(4,160,836)	(972,743)
FTSE Developed Small Cap ex-North America	33,485,681	3,432,753	(8,316,035)	(4,883,282)
Morningstar Multi-Asset Income	98,125,671	1,368,284	(86,045)	1,282,239
MSCI ACWI	2,968,144,741	326,380,003	(227,828,424)	98,551,579
MSCI ACWI ex US	1,193,913,058	84,368,905	(131,335,211)	(46,966,306)
MSCI ACWI ex US Consumer Discretionary Sector	3,227,813	295,201	(470,861)	(175,660)
MSCI ACWI ex US Consumer Staples Sector	2,691,333	819,343	(69,622)	749,721
MSCI ACWI ex US Energy Sector	5,155,594	696,641	(403,898)	292,743
MSCI ACWI ex Financials Sector	1,228,069	100,487	(238,642)	(138,155)
MSCI ACWI ex US Health Care Sector	8,002,056	1,618,451	(109,780)	1,508,671
MSCI ACWI ex US Industrials Sector	2,484,748	387,380	(212,584)	174,796
MSCI ACWI ex US Information Technology Sector	2,548,846	552,389	(453,853)	98,536
MSCI ACWI ex US Materials Sector	2,610,258	323,785	(301,677)	22,108
MSCI ACWI ex US Telecommunication Services
Sector	2,540,053	319,791	(263,078)	56,713
MSCI ACWI ex US Utilities Sector	6,820,929	397,491	(936,173)	(538,682)
MSCI All Country Asia ex Japan	2,005,857,184	214,259,095	(221,220,201)	(6,961,106)
MSCI All Country Asia ex Japan Small Cap	3,139,195	300,361	(450,430)	(150,069)
MSCI All Country Asia Information Technology	1,351,785	112,187	(151,329)	(39,142)
MSCI EAFE	40,710,387,658	5,230,619,109	(8,822,257,819)	(3,591,638,710)
MSCI EAFE Growth	1,186,065,501	223,761,266	(88,687,837)	135,073,429
MSCI EAFE Minimum Volatility	153,314,428	6,227,052	(1,912,396)	4,314,656
MSCI EAFE Small Cap	1,665,738,360	225,016,940	(230,407,113)	(5,390,173)
MSCI EAFE Value	1,613,680,525	149,664,803	(252,247,358)	(102,582,555)

8

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation/Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI Emerging Markets Financials Sector	$5,738,362	$169,969	$(889,794)	$(719,825)
MSCI Emerging Markets Materials Sector	10,237,182	278,939	(2,854,574)	(2,575,635)
MSCI Europe Financials Sector	32,101,013	2,178,486	(1,615,769)	562,717
MSCI Far East Financials Sector	1,250,226	115,562	(147,949)	(32,387)
MSCI Kokusai	630,691,814	64,526,668	(62,623,703)	1,902,965
MSCI USA Minimum Volatility	565,063,547	11,448,066	(9,676,149)	1,771,917
NYSE 100	54,678,843	6,644,390	(7,450,323)	(805,933)
NYSE Composite	71,939,959	6,897,579	(17,546,364)	(10,648,785)
PHLX SOX Semiconductor Sector	278,189,638	717,945	(69,859,191)	(69,141,246)
S&P North American Natural Resources Sector	1,901,561,887	218,734,451	(269,632,769)	(50,898,318)
S&P North American Technology Sector	534,433,282	74,793,432	(75,142,113)	(348,681)
S&P North American Technology-Multimedia
Networking	348,807,616	5,130,368	(102,526,151)	(97,395,783)
S&P North American Technology-Software	772,250,432	24,009,318	(82,320,293)	(58,310,975)
S&P Aggressive	107,118,383	6,106,847	(531,077)	5,575,770
S&P Conservative	121,258,533	1,177,016	(267,383)	909,633
S&P Growth	147,436,728	8,852,914	(917,661)	7,935,253
S&P Moderate	150,975,167	7,548,978	(684,613)	6,864,365
S&P Target Date Retirement Income	7,886,982	259,567	(68,200)	191,367
S&P Target Date 2010	4,970,515	108,922	(54,754)	54,168
S&P Target Date 2015	15,104,523	426,757	(156,705)	270,052
S&P Target Date 2020	25,323,435	949,665	(274,149)	675,516
S&P Target Date 2025	19,298,299	582,802	(333,022)	249,780
S&P Target Date 2030	17,113,576	774,468	(377,107)	397,361
S&P Target Date 2035	12,554,185	565,787	(171,989)	393,798
S&P Target Date 2040	20,936,493	1,275,509	(188,995)	1,086,514
S&P Target Date 2045	3,880,812	243,061	(1,476)	241,585
S&P Target Date 2050	4,049,534	120,811	(9,237)	111,574

RECENT ACCOUNTING STANDARD

In December 2011, the Financial Accounting Standards Board issued guidance to enhance current disclosure requirements on offsetting of certain assets and liabilities and enable financial statement users to compare financial statements prepared under U.S. GAAP and International Financial Reporting Standards (IFRS). The new disclosures are required for investments and derivative financial instruments subject to master netting agreements or similar agreements and require an entity to disclose both gross and net information about such investments and transactions eligible for offset in the statement of assets and liabilities. In addition, the standard requires disclosure of collateral received and posted in connection with master netting agreements or similar agreements. The guidance is effective for financial statements for fiscal years beginning after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Funds’ financial statements and disclosures.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares Morningstar Multi-Asset Income Index Fund, iShares S&P Target Date Index Funds and iShares S&P Allocation Funds are funds of funds that invest primarily in affiliated iShares funds.

The iShares Core MSCI Total International Stock ETF, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the three months ended October 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

9

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation/Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

Core MSCI Total International Stock ETF
iShares MSCI Chile Investable Market Index Fund	—	4,418	—	4,418	$271,928	$—	$—
iShares MSCI Russia Capped Index Fund	—	34,417	—	34,417	743,063	—	—
iShares MSCI S&P India Nifty 50 Index Fund	—	35,702	—	35,702	851,850	—	—

					$1,866,841	$—	$—

Morningstar Multi-Asset Income
iShares 10+ Year Credit Bond Fund	—	64,296	(3,162)	61,134	$3,910,742	$21,598	$5,153
iShares Barclays 10-20 Year Treasury Bond Fund	11,549	2,184	(13,733)	—	—	2,788	43,800
iShares Barclays 20+ Year Treasury Bond Fund	56,951	39,251	(5,083)	91,119	11,240,440	56,844	42,372
iShares Dow Jones International Select Dividend Index Fund	4,554	13,208	(873)	16,889	547,710	6,843	3,870
iShares Dow Jones Select Dividend Index Fund	127,144	80,400	(17,384)	190,160	10,996,953	95,350	33,858
iShares FTSE NAREIT Mortgage Plus Capped Index Fund	166,471	375,505	(28,365)	513,611	7,591,171	198,158	19,363
iShares iBoxx $ High Yield Corporate Bond Fund	105,540	69,383	(9,253)	165,670	15,346,012	193,704	42,248
iShares iBoxx Investment Grade Corporate Bond Fund	26,799	25,935	(2,758)	49,976	6,148,047	43,154	21,972
iShares J.P. Morgan USD Emerging Markets Bond Fund	63,399	35,031	(20,851)	77,579	9,434,382	83,050	65,054
iShares S&P Global Infrastructure Index Fund	66,907	49,196	(5,709)	110,394	3,953,209	—	20,191
iShares S&P U.S. Preferred Stock Index Fund	182,563	91,621	(81,771)	192,413	7,706,141	106,123	42,728

					$76,874,807	$807,612	$340,609

MSCI ACWI
BlackRock Inc.	9,003	638	—	9,641	$1,828,705	$13,505	$—
PNC Financial Services Group Inc. (The)	59,704	4,312	—	64,016	3,725,091	25,606	—

					$5,553,796	$39,111	$—

MSCI Kokusai
BlackRock Inc.	3,600	144	(144)	3,600	$682,848	$5,472	$3,102
PNC Financial Services Group Inc. (The)	14,250	570	(570)	14,250	829,207	5,928	4,212

					$1,512,055	$11,400	$7,314

NYSE 100
BlackRock Inc.	1,324	5	(84)	1,245	$236,152	$1,869	$(284)
PNC Financial Services Group Inc. (The)	4,472	29	(288)	4,213	245,154	1,680	1,782

					$481,306	$3,549	$1,498

NYSE Composite
BlackRock Inc.	629	9	(76)	562	$106,600	$839	$107
PennyMac Mortgage Investment Trust	112	44	(12)	144	3,663	62	49
PNC Financial Services Group Inc. (The)	2,124	16	(236)	1,904	110,794	762	(1,130)

					$221,057	$1,663	$(974)

S&P Aggressive
iShares Barclays Short Treasury Bond Fund	16,005	1,256	(314)	16,947	$1,867,729	$50	$6
iShares Barclays TIPS Bond Fund	15,115	1,184	(296)	16,003	1,961,328	—	4,009
iShares Core S&P 500 ETF[a]	280,834	22,028	(5,507)	297,355	42,069,785	233,006	212,341
iShares Core S&P Mid-Cap ETF[b]	132,378	10,384	(2,596)	140,166	13,727,858	43,395	69,026

10

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation/Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

iShares Core S&P Small-Cap ETF[c]	48,603	3,812	(953)	51,462	$3,876,118	$10,244	$9,835
iShares Core Total U.S. Bond Market ETF[d]	103,618	8,128	(2,032)	109,714	12,304,425	69,067	15,814
iShares iBoxx $ High Yield Corporate Bond Fund	19,574	1,536	(384)	20,726	1,919,849	30,281	1,271
iShares MSCI EAFE Index Fund	307,613	24,128	(6,032)	325,709	17,448,231	—	35,106
iShares MSCI Emerging Markets Index Fund	63,288	4,964	(1,241)	67,011	2,754,823	—	4,008

					$97,930,146	$386,043	$351,416

S&P Conservative
iShares Barclays Short Treasury Bond Fund	202,616	55,888	(51)	258,453	$28,484,105	$681	$(2)
iShares Barclays TIPS Bond Fund	97,361	26,860	(28)	124,193	15,221,094	—	(2)
iShares Core S&P 500 ETF[a]	77,285	21,324	(20)	98,589	13,948,372	74,458	8
iShares Core S&P Mid-Cap ETF[b]	18,407	5,072	—	23,479	2,299,533	7,006	—
iShares Core S&P Small-Cap ETF[c]	23,668	6,528	(7)	30,189	2,273,835	5,792	—
iShares Core Total U.S. Bond Market ETF[d]	234,306	64,636	(77)	298,865	33,517,710	162,163	—
iShares iBoxx $ High Yield Corporate Bond Fund	47,648	13,148	(9)	60,787	5,630,700	76,579	(6)
iShares MSCI EAFE Index Fund	134,704	37,152	(28)	171,828	9,204,826	—	(220)
iShares MSCI Emerging Markets Index Fund	36,388	10,032	(15)	46,405	1,907,710	—	(124)

					$112,487,885	$326,679	$(346)

S&P Growth
iShares Barclays Short Treasury Bond Fund	120,645	4,966	(3,052)	122,559	$13,507,227	$759	$65
iShares Barclays TIPS Bond Fund	91,148	3,821	(2,306)	92,663	11,356,777	—	33,178
iShares Core S&P 500 ETF[a]	340,574	13,084	(8,614)	345,044	48,816,825	189,071	288,044
iShares Core S&P Mid-Cap ETF[b]	127,704	5,288	(3,229)	129,763	12,708,989	19,556	80,346
iShares Core S&P Small-Cap ETF[c]	54,955	2,726	(1,390)	56,291	4,239,838	8,080	19,333
iShares Core Total U.S. Bond Market ETF[d]	241,814	9,489	(6,116)	245,187	27,497,722	221,742	49,976
iShares iBoxx $ High Yield Corporate Bond Fund	44,265	2,199	(1,120)	45,344	4,200,215	98,644	3,786
iShares MSCI EAFE Index Fund	263,098	10,774	(6,657)	267,215	14,314,708	—	17,873
iShares MSCI Emerging Markets Index Fund	95,414	3,566	(12,414)	86,566	3,558,728	—	(56,153)

					$140,201,029	$537,852	$436,448

S&P Moderate
iShares Barclays Short Treasury Bond Fund	259,922	2,618	(11,210)	251,330	$27,699,079	$759	$257
iShares Barclays TIPS Bond Fund	142,252	1,431	(6,291)	137,392	16,838,764	—	93,165
iShares Core S&P 500 ETF[a]	246,957	2,493	(10,139)	239,311	33,857,720	189,071	391,330
iShares Core S&P Mid-Cap ETF[b]	65,025	651	(3,213)	62,463	6,117,626	19,556	78,859
iShares Core S&P Small-Cap ETF[c]	42,076	418	(2,408)	40,086	3,019,278	8,080	40,059
iShares Core Total U.S. Bond Market ETF[d]	349,508	3,522	(14,916)	338,114	37,919,485	221,742	120,196
iShares iBoxx $ High Yield Corporate Bond Fund	67,293	673	(3,316)	64,650	5,988,530	98,644	16,146
iShares MSCI EAFE Index Fund	291,320	2,929	(13,064)	281,185	15,063,080	—	35,577
iShares MSCI Emerging Markets Index Fund	93,060	11,921	(4,429)	100,552	4,133,693	—	8,596

					$150,637,255	$537,852	$784,185

11

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation/Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

S&P Target Date Retirement Income
iShares Barclays Short Treasury Bond Fund	10,562	2,258	(2,044)	10,776	$1,187,623	$32	$33
iShares Barclays TIPS Bond Fund	5,839	1,194	(1,082)	5,951	729,355	—	13,375
iShares Core S&P 500 ETF[a]	9,750	2,214	(2,511)	9,453	1,337,410	7,492	42,886
iShares Core S&P Mid-Cap ETF[b]	3,317	733	(878)	3,172	310,666	1,002	8,434
iShares Core S&P Small-Cap ETF[c]	1,465	350	(397)	1,418	106,804	286	3,742
iShares Core Total U.S. Bond Market ETF[d]	28,673	6,100	(5,337)	29,436	3,301,247	18,887	26,698
iShares iBoxx $ High Yield Corporate Bond Fund	2,196	445	(446)	2,195	203,323	3,294	2,204
iShares MSCI EAFE Index Fund	12,035	2,525	(3,605)	10,955	586,859	—	262
iShares MSCI Emerging Markets Index Fund	2,613	538	(722)	2,429	99,856	—	1,155

					$7,863,143	$30,993	$98,789

S&P Target Date 2010
iShares Barclays Short Treasury Bond Fund	6,990	276	(1,867)	5,399	$595,024	$19	$30
iShares Barclays TIPS Bond Fund	3,568	149	(964)	2,753	337,408	—	6,810
iShares Core S&P 500 ETF[a]	10,259	198	(2,926)	7,531	1,065,486	5,966	54,651
iShares Core S&P Mid-Cap ETF[b]	4,020	60	(1,169)	2,911	285,103	919	9,867
iShares Core S&P Small-Cap ETF[c]	1,825	51	(539)	1,337	100,703	270	5,711
iShares Core Total U.S. Bond Market ETF[d]	20,646	963	(5,562)	16,047	1,799,671	12,577	14,356
iShares iBoxx $ High Yield Corporate Bond Fund	1,759	26	(454)	1,331	123,290	2,441	1,647
iShares MSCI EAFE Index Fund	13,554	85	(4,298)	9,341	500,397	—	9,750
iShares MSCI Emerging Markets Index Fund	3,076	3	(920)	2,159	88,757	—	1,588

					$4,895,839	$22,192	$104,410

S&P Target Date 2015
iShares Barclays Short Treasury Bond Fund	9,918	3,536	(239)	13,215	$1,456,425	$33	$(20)
iShares Barclays TIPS Bond Fund	4,503	1,604	(113)	5,994	734,625	—	65
iShares Core S&P 500 ETF[a]	22,072	6,757	(880)	27,949	3,954,224	19,700	(493)
iShares Core S&P Mid-Cap ETF[b]	9,294	2,756	(442)	11,608	1,136,888	3,262	(1,193)
iShares Core S&P Small-Cap ETF[c]	4,298	1,375	(239)	5,434	409,289	975	(421)
iShares Core Total U.S. Bond Market ETF[d]	32,142	11,747	(792)	43,097	4,833,328	22,454	(248)
iShares iBoxx $ High Yield Corporate Bond Fund	3,050	978	(47)	3,981	368,760	4,850	(64)
iShares MSCI EAFE Index Fund	30,425	8,307	(2,562)	36,170	1,937,627	—	(25,659)
iShares MSCI Emerging Markets Index Fund	7,094	1,946	(425)	8,615	354,163	—	(3,253)

					$15,185,329	$51,274	$(31,286)

S&P Target Date 2020
iShares Barclays Short Treasury Bond Fund	14,269	3,811	(917)	17,163	$1,891,534	$49	$(4)
iShares Barclays TIPS Bond Fund	5,396	1,388	(300)	6,484	794,679	—	2,450
iShares Cohen & Steers Realty Majors Index Fund	2,844	801	(157)	3,488	267,983	1,897	3,385
iShares Core S&P 500 ETF[a]	47,034	11,799	(5,071)	53,762	7,606,248	42,618	106,735
iShares Core S&P Mid-Cap ETF[b]	20,639	5,015	(2,384)	23,270	2,279,064	7,354	34,332
iShares Core S&P Small-Cap ETF[c]	9,698	2,573	(1,202)	11,069	833,717	2,234	10,571
iShares Core Total U.S. Bond Market ETF[d]	51,086	13,643	(2,896)	61,833	6,934,571	35,990	10,307

12

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation/Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

iShares iBoxx $ High Yield Corporate Bond Fund	5,407	1,356	(393)	6,370	$590,053	$8,670	$1,373
iShares MSCI EAFE Index Fund	66,861	15,097	(10,206)	71,752	3,843,755	—	(1,576)
iShares MSCI Emerging Markets Index Fund	15,907	3,621	(2,097)	17,431	716,588	—	590

					$25,758,192	$98,812	$168,163

S&P Target Date 2025
iShares Barclays Short Treasury Bond Fund	9,231	1,715	(1,269)	9,677	$1,066,502	$29	$—
iShares Barclays TIPs Bond Fund	2,553	476	(356)	2,673	327,603	—	1,835
iShares Cohen & Steers Realty Majors Index Fund	2,705	524	(338)	2,891	222,116	1,571	2,641
iShares Core S&P 500 ETF[a]	44,435	8,747	(8,916)	44,266	6,262,754	35,034	124,927
iShares Core S&P Mid-Cap ETF[b]	19,985	3,802	(4,150)	19,637	1,923,248	6,196	28,905
iShares Core S&P Small-Cap ETF[c]	9,540	1,998	(2,049)	9,489	714,711	1,912	14,529
iShares Core Total U.S. Bond Market ETF[d]	36,548	6,816	(4,811)	38,553	4,323,719	24,601	11,196
iShares iBoxx $ High Yield Corporate Bond Fund	4,327	797	(682)	4,442	411,462	6,630	1,355
iShares MSCI EAFE Index Fund	64,753	11,502	(15,693)	60,562	3,244,306	—	(14,905)
iShares MSCI Emerging Markets	15,668	2,813	(3,518)	14,963	615,129	—	4,610

					$19,111,550	$75,973	$175,093

S&P Target Date 2030
iShares Barclays Short Treasury Bond Fund	5,757	1,509	(527)	6,739	$742,705	$18	$—
iShares Cohen & Steers Realty Majors Index Fund	2,404	651	(185)	2,870	220,502	1,403	3,225
iShares Core S&P 500 ETF[a]	39,761	9,397	(4,933)	44,225	6,256,953	31,505	112,736
iShares Core S&P Mid-Cap ETF[b]	18,139	4,146	(2,384)	19,901	1,949,104	5,652	37,638
iShares Core S&P Small-Cap ETF[c]	8,800	2,190	(1,217)	9,773	736,103	1,772	22,943
iShares Core Total U.S. Bond Market ETF[d]	24,867	6,510	(2,089)	29,288	3,284,649	16,807	10,003
iShares iBoxx $ High Yield Corporate Bond Fund	3,306	816	(332)	3,790	351,068	5,088	872
iShares MSCI EAFE Index Fund	59,204	12,782	(10,162)	61,824	3,311,912	—	(250)
iShares MSCI Emerging Markets Index Fund	14,547	3,180	(2,216)	15,511	637,657	—	1,014

					$17,490,653	$62,245	$188,181

S&P Target Date 2035
iShares Barclays Short Treasury Bond Fund	2,931	784	(98)	3,617	$398,630	$9	$(5)
iShares Cohen & Steers Realty Majors Index Fund	1,660	430	(2)	2,088	160,421	972	(5)
iShares Core S&P 500 ETF[a]	27,932	5,026	(210)	32,748	4,633,187	22,227	628
iShares Core S&P Mid-Cap ETF[b]	12,832	2,199	(192)	14,839	1,453,332	4,016	(195)
iShares Core S&P Small-Cap ETF[c]	6,334	1,218	(137)	7,415	558,498	1,281	162
iShares Core Total U.S. Bond Market ETF[d]	13,207	3,636	(447)	16,396	1,838,811	8,955	(142)
iShares iBoxx $ High Yield Corporate Bond Fund	1,984	462	(48)	2,398	222,127	3,063	(18)
iShares MSCI EAFE Index Fund	42,426	6,705	(2,432)	46,699	2,501,665	—	(24,149)
iShares MSCI Emerging Markets Index Fund	10,579	1,715	(404)	11,890	488,798	—	(2,921)

					$12,255,469	$40,523	$(26,645)

S&P Target Date 2040
iShares Barclays Short Treasury Bond Fund	4,451	841	(140)	5,152	$567,802	$14	$(7)
iShares Cohen & Steers Realty Majors Index Fund	3,104	561	—	3,665	281,582	1,824	—
iShares Core S&P 500 ETF[a]	53,716	5,527	(127)	59,116	8,363,732	42,867	1,324
iShares Core S&P Mid-Cap ETF[b]	24,711	2,355	(242)	26,824	2,627,143	7,755	(350)

13

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation/Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

iShares Core S&P Small-Cap ETF[c]	12,432	1,434	(205)	13,661	$1,028,946	$2,522	$364
iShares Core Total U.S. Bond Market ETF[d]	18,881	3,735	(614)	22,002	2,467,524	12,837	(201)
iShares iBoxx $ High Yield Corporate Bond Fund	3,234	509	(75)	3,668	339,767	5,004	16
iShares MSCI EAFE Index Fund	83,172	7,207	(4,444)	85,935	4,603,538	—	(38,803)
iShares MSCI Emerging Markets Index Fund	21,042	1,871	(714)	22,199	912,601	—	(4,890)

					$21,192,635	$72,823	$(42,547)

S&P Target Date 2045
iShares Barclays Short Treasury Bond Fund	879	82	(26)	935	$103,046	$3	$(1)
iShares Cohen & Steers Realty Majors Index Fund	649	53	—	702	53,935	382	—
iShares Core S&P 500 ETF[a]	11,671	137	(7)	11,801	1,669,606	9,332	20
iShares Core S&P Mid-Cap ETF[b]	5,350	21	(35)	5,336	522,608	1,682	118
iShares Core S&P Small-Cap ETF[c]	2,750	68	(42)	2,776	209,088	559	194
iShares Core Total U.S. Bond Market ETF[d]	2,953	300	(92)	3,161	354,506	2,011	(30)
iShares iBoxx $ High Yield Corporate Bond Fund	585	38	(14)	609	56,412	907	3
iShares MSCI EAFE Index Fund	18,423	—	(935)	17,488	936,832	—	(2,842)
iShares MSCI Emerging Markets Index Fund	4,730	—	(145)	4,585	188,489	—	(332)

					$4,094,522	$14,876	$(2,870)

S&P Target Date 2050
iShares Barclays Short Treasury Bond Fund	879	326	(269)	936	$103,156	$20	$3
iShares Cohen & Steers Realty Majors Index Fund	631	235	(182)	684	52,552	2,267	2,078
iShares Core S&P 500 ETF[a]	11,942	4,098	(3,939)	12,101	1,712,050	49,644	76,273
iShares Core S&P Mid-Cap ETF[b]	5,431	1,827	(1,830)	5,428	531,618	6,812	17,119
iShares Core S&P Small-Cap ETF[c]	2,859	1,017	(983)	2,893	217,901	3,664	8,877
iShares Core Total U.S. Bond Market ETF[d]	2,135	790	(634)	2,291	256,936	5,450	1,512
iShares iBoxx $ High Yield Corporate Bond Fund	482	173	(152)	503	46,593	3,738	703
iShares MSCI EAFE Index Fund	19,229	6,410	(7,345)	18,294	980,009	36,862	(1,186)
iShares MSCI Emerging Markets Index Fund	5,014	1,671	(1,814)	4,871	200,247	4,223	1,386

					$4,101,062	$112,680	$106,765

[a]	Formerly known as the iShares S&P 500 Index Fund.
[b]	Formerly known as the iShares S&P MidCap 400 Index Fund.
[c]	Formerly known as the iShares S&P SmallCap 600 Index Fund.
[d]	Formerly known as the iShares Barclays Aggregate Bond Fund.

3.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of October 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

14

Notes to Schedules of Investments (Unaudited) (Continued)

iSHARES® TRUST

4.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

15

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: December 19, 2012

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: December 19, 2012